UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Consumer Discretionary (6.1%)
14,927	Aaron’s, Inc.	$461,841
1,870	Abercrombie & Fitch Company	21,711
7,700	Amazon.com, Inc.[a]	6,340,796
22,775	American Axle & Manufacturing Holdings, Inc.[a]	464,610
1,677	American Public Education, Inc.[a]	40,751
31,250	Aramark	1,057,500
910	Armstrong Flooring, Inc.[a]	19,137
1,090	Ascent Capital Group, Inc.[a]	16,884
7,860	Barnes & Noble, Inc.	80,172
3,740	Beazer Homes USA, Inc.[a]	53,332
1,704	Berkeley Group Holdings plc	60,185
1,710	Big 5 Sporting Goods Corporation	26,334
4,660	Bloomin’ Brands, Inc.	79,733
1,147	Boot Barn Holdings, Inc.[a]	12,445
13,970	BorgWarner, Inc.	570,395
1,210	Boyd Gaming Corporation[a]	24,587
2,500	Bridgestone Corporation	91,690
24,616	Brunswick Corporation	1,473,514
1,517	Bunzl plc	39,989
18,620	Burlington Stores, Inc.[a]	1,558,494
6,110	Caleres, Inc.	187,882
3,760	Callaway Golf Company	42,601
7,660	Carter’s, Inc.	641,525
5,859	Cedar Fair, LP	366,363
6,420	Cheesecake Factory, Inc.	386,869
770	Chipotle Mexican Grill, Inc.[a]	324,509
640	Chuy’s Holdings, Inc.[a]	18,816
2,250	Cinemark Holdings, Inc.	95,625
1,070	ClubCorp Holdings, Inc.	17,655
500	Columbia Sportswear Company	27,185
37,150	Comcast Corporation	2,801,853
30,820	Core-Mark Holding Company, Inc.	1,076,543
2,629	CSS Industries, Inc.	64,726
3,107	Culp, Inc.	100,045
2,170	D.R. Horton, Inc.	64,905
13,920	Dana, Inc.	280,349
9,658	Delphi Automotive plc	676,639
2,400	Denso Corporation	103,931
2,390	DeVry Education Group, Inc.	80,065
2,083	Discovery Communications, Inc., Class Aa	59,053
1,640	Discovery Communications, Inc., Class Ca	45,444
10,280	DISH Network Corporation[a]	608,268
2,740	Dollar General Corporation	202,267
20,562	Dollar Tree, Inc.[a]	1,587,181
2,045	Domino’s Pizza, Inc.	356,934
8,140	DSW, Inc.	172,242
40,473	Duluth Holdings, Inc.[a]	915,499
3,400	Etsy, Inc.[a]	42,874
3,629	Eutelsat Communications	61,899
5,685	Expedia, Inc.	691,239
2,190	Express, Inc.[a]	23,280
4,310	Finish Line, Inc.	74,132
1,050	Francesca’s Holdings Corporation[a]	18,312
2,500	Fuji Heavy Industries, Ltd.	100,040
8,160	Gentex Corporation	170,462
15,977	G-III Apparel Group, Ltd.[a]	419,556
13,390	GNC Holdings, Inc.	118,769
1,594	Harley-Davidson, Inc.	90,922
3,582	Haverty Furniture Companies, Inc.	78,088
16,750	Home Depot, Inc.	2,304,465
6,700	Honda Motor Company, Ltd.	199,385
18,810	Houghton Mifflin Harcourt Companya	212,553
400	HSN, Inc.	14,100

Shares	Common Stock (46.1%)	Value

Consumer Discretionary (6.1%) - continued
590	Hyatt Hotels Corporation[a]	$32,279
3,400	Inchcape plc	30,773
880	International Speedway Corporation	32,252
310	Jack in the Box, Inc.	33,455
570	John Wiley and Sons, Inc.	31,407
26,782	Kate Spade & Company[a]	495,735
5,410	La-Z-Boy, Inc.	154,726
10,670	Lennar Corporation	476,415
28,000	Li & Fung, Ltd.	12,142
21,760	Liberty Interactive Corporation[a]	417,357
206	Linamar Corporation	9,057
8,053	Lithia Motors, Inc.	830,425
14,440	LKQ Corporation[a]	460,780
2,250	Lowe’s Companies, Inc.	164,430
235	LVMH Moet Hennessy Louis Vuitton SE	47,358
750	M/I Homes, Inc.[a]	18,855
3,005	Marks and Spencer Group plc	12,737
320	Mohawk Industries, Inc.[a]	69,069
340	Monro Muffler Brake, Inc.	20,366
480	Murphy USA, Inc.[a]	30,576
21,790	Nautilus, Inc.[a]	378,056
2,031	New Media Investment Group, Inc.	30,952
31,970	Newell Brands, Inc.	1,513,140
9,440	News Corporation, Class A	116,018
3,080	News Corporation, Class B	38,962
200	Nifco, Inc.	10,070
208	Nokian Renkaat Oyj	7,803
17,189	Nord Anglia Education, Inc.[a]	375,752
15,250	Norwegian Cruise Line Holdings, Ltd.[a]	716,750
75,356	Nutrisystem, Inc.	2,490,516
2,184	O’Reilly Automotive, Inc.[a]	572,798
18,784	Oxford Industries, Inc.	1,033,496
12,930	Papa John’s International, Inc.	1,101,895
16,523	Papa Murphy’s Holdings, Inc.[a]	74,684
2,258	Persimmon plc	54,997
81,270	Pinnacle Entertainment, Inc.[a]	1,251,558
3,570	Polaris Industries, Inc.	300,130
231	Publicis Groupe SA	15,870
10,344	PVH Corporation	970,371
2,200	Retailmenot, Inc.[a]	19,910
6,099	RHa	164,795
26,027	Ross Stores, Inc.	1,720,645
128	RTL Group SA	9,779
5,550	Ruth’s Hospitality Group, Inc.	95,182
3,860	Sally Beauty Holdings, Inc.[a]	91,868
6,429	Scripps Networks Interactive, Inc.	489,633
1,590	Select Comfort Corporation[a]	32,086
817	SES SA	15,886
4,580	Signet Jewelers, Ltd.	355,729
14,900	Singapore Press Holdings, Ltd.	36,538
4,311	Sonic Corporation	107,344
2,438	Sportsman’s Warehouse Holdings, Inc.[a]	18,139
320	Standard Motor Products, Inc.	15,958
9,980	Starbucks Corporation	551,096
4,504	Stein Mart, Inc.	16,485
1,540	Steven Madden, Ltd.[a]	54,208
2,400	Sumitomo Forestry Company, Ltd.	33,014
1,800	Sumitomo Rubber Industries, Ltd.	28,114
100	Swatch Group AG	6,987
5,470	Tegna, Inc.	125,318
6,752	Tenneco, Inc.[a]	455,422
2,290	Tilly’s, Inc.[a]	30,686
19,610	Time, Inc.	377,493

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Consumer Discretionary (6.1%) - continued
12,860	TJX Companies, Inc.	$963,471
32,133	Toll Brothers, Inc.[a]	1,007,691
8,444	Tower International, Inc.	221,233
1,321	Tribune Media Company	38,098
39,523	Tuesday Morning Corporation[a]	169,949
2,630	Tupperware Brands Corporation	158,747
1,469	Ulta Salon Cosmetics & Fragrance, Inc.[a]	399,979
6,110	Vail Resorts, Inc.	1,048,109
42	Valora Holding AG	14,049
3,330	Vera Bradley, Inc.[a]	38,162
6,727	VF Corporation	346,306
440	Visteon Corporation[a]	39,411
1,450	Vitamin Shoppe, Inc.[a]	31,392
22,130	Walt Disney Company	2,448,684
2,625	Whirlpool Corporation	459,086
29,500	Wingstop, Inc.	839,865
1,970	Wolters Kluwer NV	75,337
1,340	Wolverine World Wide, Inc.	31,477
1,220	Wyndham Worldwide Corporation	96,453
900	Yokohama Rubber Company, Ltd.	15,828
4,940	Yum China Holding, Inc.[a]	135,751
5,940	Yum! Brands, Inc.	389,248
17,558	Zoe’s Kitchen, Inc.[a]	383,291

	Total	57,057,094

Consumer Staples (1.4%)
42,329	AdvancePierre Foods Holdings, Inc.	1,172,937
1,300	Axfood AB	21,376
3,480	Brown-Forman Corporation	158,688
1,731	Casey’s General Stores, Inc.	198,892
5,588	Coca-Cola Amatil, Ltd.	41,325
29,210	Coca-Cola Company	1,214,260
2,302	Coca-Cola HBC AG	52,620
21,320	CVS Health Corporation	1,680,229
790	Dr Pepper Snapple Group, Inc.	72,048
3,006	e.l.f. Beauty, Inc.[a]	75,030
440	Edgewell Personal Care Company[a]	34,690
6,800	Estee Lauder Companies, Inc.	552,228
3,820	Flowers Foods, Inc.	76,820
17,447	Hain Celestial Group, Inc.[a]	690,203
257	Henkel AG & Company KGaA	27,119
3,441	Imperial Brands plc	159,414
4,640	Ingredion, Inc.	594,802
542	J & J Snack Foods Corporation	69,143
200	Kesko Oyj	10,120
1,200	Kewpie Corporation	29,996
300	Kimberly-Clark Corporation	36,339
600	Kirin Holdings Company, Ltd.	9,831
8,091	Koninklijke Ahold Delhaize NV	172,370
1,740	Lamb Weston Holdings, Inc.	65,006
290	Lancaster Colony Corporation	38,005
200	Lawson, Inc.	14,599
1	Lindt & Spruengli AG	5,550
1,377	Molson Coors Brewing Company	132,908
20,557	Monster Beverage Corporation[a]	875,728
700	Nestle SA	51,285
6,590	PepsiCo, Inc.	683,910
14,570	Pinnacle Foods, Inc.	774,978
5,220	Procter & Gamble Company	457,272
300	Seven & I Holdings Company, Ltd.	11,979
6,082	SpartanNash Company	230,265
2,300	Sprouts Farmers Markets, Inc.[a]	42,941
600	Suedzucker AG	15,873
6,710	SUPERVALU, Inc.[a]	26,303
2,262	Tate & Lyle plc	19,119

Shares	Common Stock (46.1%)	Value

Consumer Staples (1.4%) - continued
7,861	United Natural Foods, Inc.[a]	$359,248
24,010	Walgreens Boots Alliance, Inc.	1,967,379
401	Wal-Mart Stores, Inc.	26,763
6,820	WhiteWave Foods Company[a]	375,509
1,670	Whole Foods Market, Inc.	50,467
4,318	William Morrison Supermarkets plc	12,873

	Total	13,388,440

Energy (4.9%)
2,010	Anadarko Petroleum Corporation	139,755
8,060	Antero Resources Corporation[a]	196,745
18,424	Archrock, Inc.	268,990
8,749	Atwood Oceanics, Inc.[a]	106,388
775	Baker Hughes, Inc.	48,887
50,365	BP plc	300,808
4,754	Bristow Group, Inc.	83,956
13,226	Callon Petroleum Company[a]	202,093
41,256	Canadian Natural Resources, Ltd.	1,247,169
26,158	Chevron Corporation	2,912,693
6,245	Cimarex Energy Company	844,386
18,270	Clean Energy Fuels Corporation[a]	47,319
20,346	Concho Resources, Inc.[a]	2,837,046
22,130	ConocoPhillips	1,079,059
6,450	Continental Resources, Inc.[a]	313,212
1,153	Crescent Point Energy Corporation	13,442
7,920	Delek US Holdings, Inc.	177,408
16,490	Devon Energy Corporation	750,955
4,520	Diamond Offshore Drilling, Inc.[a]	74,038
2,750	Dril-Quip, Inc.[a]	171,050
14,370	Ensco plc	156,920
16,846	EOG Resources, Inc.	1,711,217
5,930	EP Energy Corporation[a]	31,073
600	EQT Corporation	36,378
20,510	Exxon Mobil Corporation	1,720,584
6,350	Frank’s International NV	75,184
2,040	Green Plains, Inc.	45,900
1,190	Gulfport Energy Corporation[a]	24,871
60,200	Halliburton Company	3,405,514
73,953	Helix Energy Solutions Group, Inc.[a]	627,121
14,787	HollyFrontier Corporation	428,379
5,570	Hornbeck Offshore Services, Inc.[a]	40,383
1,574	John Wood Group plc	16,651
7,444	Marathon Oil Corporation	124,687
3,470	Murphy Oil Corporation	100,318
43,820	Nabors Industries, Ltd.	712,075
15,670	Noble Corporation	105,772
1,430	Noble Energy, Inc.	56,857
5,759	Oasis Petroleum, Inc.[a]	81,432
8,610	Oceaneering International, Inc.	239,788
29,035	Oil States International, Inc.[a]	1,146,883
2,022	OMV AG	70,766
3,670	Par Pacific Holdings, Inc.a	53,325
43,794	Parsley Energy, Inc.[a]	1,542,425
31,661	Patterson-UTI Energy, Inc.	887,774
4,970	PBF Energy, Inc.	115,254
2,239	Petrofac, Ltd.	25,926
1,450	Phillips 66	118,349
9,773	Pioneer Energy Services Corporation[a]	61,570
10,670	Pioneer Natural Resources Company	1,923,054
2,150	QEP Resources, Inc.[a]	37,496
36,690	Range Resources Corporation	1,186,555
1,415	Ring Energy, Inc.[a]	18,678
83,200	Rowan Companies plc[a]	1,490,944
1,799	Royal Dutch Shell plc	48,734
16,180	Royal Dutch Shell plc ADR	880,030
451	Royal Dutch Shell plc, Class A	12,232

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Energy (4.9%) - continued
4,215	Royal Dutch Shell plc, Class B	$119,051
13,980	RPC, Inc.	300,850
29,905	Schlumberger, Ltd.	2,503,348
1,250	SemGroup Corporation	49,625
700	SM Energy Company	21,357
4,481	Snam SPA	17,055
1,547	Statoil ASA	28,847
66,629	Suncor Energy, Inc. ADR	2,068,164
3,110	Synergy Resources Corporation[a]	26,777
3,420	Teekay Corporation	34,371
18,557	Teekay Tankers, Ltd.	45,465
4,523	Tesco Corporation[a]	38,898
9,660	Tesoro Corporation	781,011
15,360	TETRA Technologies, Inc.[a]	76,186
1,786	Total SA	90,363
35,419	U.S. Silica Holdings, Inc.	2,094,680
41,200	Valero Energy Corporation	2,709,312
138,457	Weatherford International plc[a]	721,361
1,080	Westmoreland Coal Company[a]	19,602
220,335	WPX Energy, Inc.[a]	3,069,267

	Total	45,992,088

Financials (6.2%)
11,211	Aberdeen Asset Management plc	37,102
10,422	Affiliated Managers Group, Inc.[a]	1,587,896
4,350	AG Mortgage Investment Trust, Inc.	76,212
7,440	Allied World Assurance Company Holdings AG	395,287
1,940	Altisource Residential Corporation	23,552
860	Ambac Financial Group, Inc.[a]	17,991
580	American International Group, Inc.	37,271
25,865	Ameris Bancorp	1,166,512
2,150	AMERISAFE, Inc.	135,558
1,920	Apollo Commercial Real Estate Finance, Inc.	33,427
8,225	Argo Group International Holdings, Ltd.	525,989
9,360	Aspen Insurance Holdings, Ltd.	527,904
1,330	Associated Banc-Corp	33,649
42,910	Assured Guaranty, Ltd.	1,669,628
6,176	Astoria Financial Corporation	116,788
2,230	ASX, Ltd.	84,403
3,886	Australia & New Zealand Banking Group, Ltd.	86,340
26,100	BancorpSouth, Inc.	775,170
3,140	Bank Mutual Corporation	29,987
116,230	Bank of America Corporation	2,631,447
4,641	Bank of East Asia, Ltd.	19,768
2,717	Bank of Nova Scotia	162,362
18,117	Bank of the Ozarks, Inc.	994,080
1,680	BankFinancial Corporation	22,630
350	Banner Corporation	19,642
15,290	BB&T Corporation	706,245
9,230	Beneficial Bancorp, Inc.	164,756
350	BlackRock, Inc.	130,893
1,780	Blackstone Group, LP	54,521
14,900	Boston Private Financial Holdings, Inc.	245,850
6,880	Brookline Bancorp, Inc.	108,360
424	Canadian Imperial Bank of Commerce	36,106
490	Capital One Financial Corporation	42,821
2,680	Cathay General Bancorp	97,659
4,950	Central Pacific Financial Corporation	155,084
11,809	Chemical Financial Corporation	583,719
2,000	Chiba Bank, Ltd.	13,083

Shares	Common Stock (46.1%)	Value

Financials (6.2%) - continued
310	Chubb, Ltd.	$40,762
940	CI Financial Corporation	19,649
25,720	Citigroup, Inc.	1,435,948
2,640	Citizens Financial Group, Inc.	95,489
2,020	Clifton Bancorp, Inc.	31,350
3,575	CNP Assurances	67,185
33,604	CoBiz Financial, Inc.	588,742
3,485	Columbia Banking System, Inc.	138,564
7,260	Comerica, Inc.	490,268
9,630	CYS Investments, Inc.	72,899
1,485	Danske Bank AS	49,531
9,756	Direct Line Insurance Group plc	43,705
1,250	Donnelley Financial Solutions, Inc.[a]	30,100
2,800	Dynex Capital, Inc.	18,704
33,060	E*TRADE Financial Corporation[a]	1,238,097
12,289	East West Bancorp, Inc.	632,146
9,000	Eaton Vance Corporation	377,370
3,963	Employers Holdings, Inc.	144,451
2,240	Enova International, Inc.[a]	31,584
1,100	Erste Group Bank AG	33,529
19,016	Essent Group, Ltd.[a]	657,383
560	Evercore Partners, Inc.	43,372
2,160	F.N.B. Corporation	32,270
1,150	Federated Investors, Inc.	29,912
7,250	Fifth Third Bancorp	189,225
1,680	First American Financial Corporation	63,134
10,375	First Commonwealth Financial Corporation	146,495
2,460	First Financial Bancorp	67,773
1,070	First Financial Corporation	51,735
1,960	First Merchants Corporation	75,127
19,860	First Midwest Bancorp, Inc.	482,201
26,954	First Republic Bank	2,542,571
12,068	FlexiGroup, Ltd.	20,894
2,590	Franklin Resources, Inc.	102,927
16,000	Fukuoka Financial Group, Inc.	70,629
1,030	Fulton Financial Corporation	18,746
1,278	Genworth MI Canada, Inc.	32,047
3,004	Glacier Bancorp, Inc.	106,732
7,460	Goldman Sachs Group, Inc.	1,710,727
12,580	Great Western Bancorp, Inc.	537,795
6,882	Green Bancorp, Inc.[a]	118,026
820	Greenhill & Company, Inc.	24,231
1,400	Hang Seng Bank, Ltd.	28,536
40,745	Hanmi Financial Corporation	1,350,697
2,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,560
749	Hannover Rueckversicherung SE	82,502
14,549	Hanover Insurance Group, Inc.	1,221,243
2,930	Hartford Financial Services Group, Inc.	142,720
11,500	Henderson Group plc	31,741
2,610	Heritage Commerce Corporation	36,644
750	Heritage Financial Corporation	19,125
650	Hilltop Holdings, Inc.	17,797
6,894	Home BancShares, Inc.	185,724
890	HomeStreet, Inc.[a]	23,318
1,230	Hometrust Bancshares, Inc.[a]	30,443
29,271	Hope Bancorp, Inc.	612,057
12,992	Horace Mann Educators Corporation	537,219
16,107	Houlihan Lokey, Inc.	500,928
22,114	HSBC Holdings plc	188,654
77,630	Huntington Bancshares, Inc.	1,050,334
1,210	Independent Bank Corporation	25,410
5,534	Infinity Property & Casualty Corporation	480,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Financials (6.2%) - continued
468	Intact Financial Corporation	$34,171
24,970	Intercontinental Exchange, Inc.	1,457,249
8,340	Invesco Mortgage Capital, Inc.	121,514
1,590	Invesco, Ltd.	45,983
9,985	Investors Bancorp, Inc.	143,285
44,616	Janus Capital Group, Inc.	557,700
77,850	KeyCorp	1,398,964
20,007	Kinsale Capital Group, Inc.	587,205
840	Lazard, Ltd.	35,683
587	Lincoln National Corporation	39,628
2,620	M&T Bank Corporation	425,933
496	Macquarie Group, Ltd.	31,851
22,298	Mapfre SA	67,609
36	Markel Corporation[a]	33,300
3,190	MarketAxess Holdings, Inc.	597,328
7,860	Meta Financial Group, Inc.	690,501
1,780	MetLife, Inc.	96,850
24,920	MGIC Investment Corporation[a]	265,398
28,600	Mizuho Financial Group, Inc.	53,070
670	Morgan Stanley	28,468
500	MS and AD Insurance Group Holdings, Inc.	16,727
18,300	MTGE Investment Corporation	290,970
86	Muenchener Rueckversicherungs- Gesellschaft AG	16,194
17,220	National Bank Holdings Corporation	559,650
2,097	National Bank of Canada	90,519
1,120	Navigators Group, Inc.	62,888
18,450	New Residential Investment Corporation	279,518
2,220	NMI Holdings, Inc.[a]	23,976
3,242	Nordea Bank AB	39,138
14,942	PacWest Bancorp	827,787
1,250	PennyMac Financial Services, Inc.[a]	21,125
1,035	Power Corporation of Canada	24,283
1,360	Preferred Apartment Communities, Inc.	18,414
7,390	Primerica, Inc.	557,576
570	Principal Financial Group, Inc.	32,541
7,150	Provident Financial Services, Inc.	189,261
18,985	Raymond James Financial, Inc.	1,422,546
11,674	Renasant Corporation	464,625
5,000	Resona Holdings, Inc.	27,070
314	Safety Insurance Group, Inc.	22,514
3,487	Sandy Spring Bancorp, Inc.	142,862
1,010	Seacoast Banking Corporation of Florida[a]	21,998
1,130	Selective Insurance Group, Inc.	47,121
184,757	SLM Corporation[a]	2,194,913
1,450	Starwood Property Trust, Inc.	32,277
8,170	State Auto Financial Corporation	206,374
500	State Street Corporation	38,100
1,600	Stewart Information Services Corporation	69,888
38,611	Stifel Financial Corporation[a]	1,943,292
11,719	SVB Financial Group[a]	2,018,363
1,285	Swiss Re AG	120,082
2,340	Synchrony Financial	83,819
26,904	Synovus Financial Corporation	1,121,359
2,400	T&D Holdings, Inc.	35,555
16,590	TCF Financial Corporation	287,837
26,181	TD Ameritrade Holding Corporation	1,208,253
920	Territorial Bancorp, Inc.	29,136
152	TMX Group, Ltd.	8,046
2,190	TriCo Bancshares	80,745
18,810	TrustCo Bank Corporation	158,004

Shares	Common Stock (46.1%)	Value

Financials (6.2%) - continued
840	Trustmark Corporation	$28,241
11,070	Two Harbors Investment Corporation	97,084
12,910	Umpqua Holdings Corporation	236,382
1,290	Union Bankshares Corporation	47,420
18,650	United Community Banks, Inc.	524,625
6,360	United Financial Bancorp, Inc.	114,798
680	United Fire Group, Inc.	32,096
3,497	United Overseas Bank, Ltd.	52,007
1,720	Unum Group	78,140
3,990	Voya Financial, Inc.	160,478
8,790	Western Alliance Bancorp[a]	434,050
3,250	Western Asset Mortgage Capital Corporation	32,793
4,179	Westpac Banking Corporation	100,603
610	Wintrust Financial Corporation	43,676
2,470	WisdomTree Investments, Inc.	25,441
1,236	WSFS Financial Corporation	55,991
40,548	Zions Bancorporation	1,710,720
89	Zurich Insurance Group AGa	25,630

	Total	58,203,208

Health Care (6.0%)
3,970	Abbott Laboratories	165,827
9,899	ABIOMED, Inc.[a]	1,052,957
24,916	Acadia Healthcare Company, Inc.[a]	956,027
980	Acceleron Pharma, Inc.[a]	23,794
690	Aceto Corporation	13,172
5,247	Adeptus Health, Inc.[a]	37,621
2,610	Advaxis, Inc.[a]	23,386
11,940	Aerie Pharmaceuticals, Inc.[a]	524,166
3,250	Aetna, Inc.	385,482
35,659	Akorn, Inc.[a]	681,087
11,540	Alexion Pharmaceuticals, Inc.[a]	1,508,047
8,528	Align Technology, Inc.[a]	781,932
7,669	Allergan plc[a]	1,678,667
3,670	Allscripts Healthcare Solutions, Inc.[a]	42,976
1,590	AMAG Pharmaceuticals, Inc.[a]	38,319
1,451	Amgen, Inc.	227,343
5,773	Analogic Corporation	448,273
1,030	AngioDynamics, Inc.[a]	16,578
8,565	Asterias Biotherapeutics, Inc.[a]	36,401
779	AstraZeneca plc	41,341
232	Atrion Corporation	113,355
1,780	Biogen, Inc.[a]	493,487
9,065	BioMarin Pharmaceutical, Inc.[a]	794,366
32,360	Bristol-Myers Squibb Company	1,590,818
5,580	Bruker Corporation	132,413
3,456	C.R. Bard, Inc.	820,212
1,226	CAE, Inc.	17,411
2,870	Cardinal Health, Inc.	215,135
31,743	Cardiovascular Systems, Inc.[a]	784,052
56,640	Catalent, Inc.[a]	1,515,686
17,150	Celgene Corporation[a]	1,991,973
1,340	Centene Corporation[a]	84,782
3,250	Charles River Laboratories International, Inc.[a]	262,600
4,890	Chemed Corporation	812,180
2,428	ChemoCentryx, Inc.[a]	17,652
10,060	CIGNA Corporation	1,470,973
6,250	Coherus Biosciences, Inc.[a]	174,375
1,500	CONMED Corporation	66,885
500	Cooper Companies, Inc.	92,305
1,190	Cross Country Healthcare, Inc.[a]	17,219
12,780	Dentsply Sirona, Inc.	724,626
7,750	Dexcom, Inc.[a]	613,413
5,930	Diplomat Pharmacy, Inc.[a]	81,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Health Care (6.0%) - continued
1,056	Editas Medicine, Inc.[a]	$18,396
11,075	Edwards Lifesciences Corporation[a]	1,065,858
1,700	Endo International plc[a]	20,808
4,666	Ensign Group, Inc.	94,906
7,471	Envision Healthcare Corporation[a]	508,028
717	Essilor International SA	84,116
820	Express Scripts Holding Company[a]	56,482
32,560	GenMark Diagnostics, Inc.[a]	394,953
37,401	Gilead Sciences, Inc.	2,709,702
1,829	GlaxoSmithKline plc	35,346
1,830	Global Blood Therapeutics, Inc.[a]	29,555
10,320	HealthEquity, Inc.[a]	477,300
4,610	Heska Corporation[a]	367,048
312	Hikma Pharmaceuticals plc	7,186
4,970	Hill-Rom Holdings, Inc.	292,584
31,640	Hologic, Inc.[a]	1,282,369
1,350	ICU Medical, Inc.[a]	185,085
16,784	Inogen, Inc.[a]	1,080,386
2,080	Insys Therapeutics, Inc.[a]	21,299
32,862	Intersect ENT, Inc.[a]	443,637
5,400	Intra-Cellular Therapies, Inc.[a]	77,976
18,701	Ironwood Pharmaceuticals, Inc.[a]	268,920
15,990	Johnson & Johnson	1,810,868
8,800	Kindred Healthcare, Inc.	58,520
989	Lannett Company, Inc.[a]	19,928
98	Lonza Group AG	18,004
4,350	Magellan Health Services, Inc.[a]	326,033
21,381	Medtronic plc	1,625,384
7,580	Merck & Company, Inc.	469,884
591	Merck KGaA	65,207
2,210	Mettler-Toledo International, Inc.[a]	942,852
18,258	Mylan NVa	694,717
1,698	National Healthcare Corporation	127,095
13,885	Neurocrine Biosciences, Inc.[a]	595,805
21,042	Nevro Corporation[a]	1,831,075
8,098	Northstar Healthcare, Inc.[a]	17,411
4,328	Novartis AG	319,526
1,800	Novo Nordisk AS	65,052
35,946	NuVasive, Inc.[a]	2,543,898
17,910	Omnicell, Inc.[a]	642,969
2,827	Ophthotech Corporation[a]	13,457
17,760	OraSure Technologies, Inc.[a]	156,643
1,540	Orthofix International NVa	55,348
590	Pacira Pharmaceuticals, Inc.[a]	22,686
1,480	Patterson Companies, Inc.	61,583
28,240	PDL BioPharma, Inc.	62,128
10,220	PerkinElmer, Inc.	543,602
7,878	Perrigo Company plc	599,910
32,690	Pfizer, Inc.	1,037,254
5,890	PharmAthene, Inc.[a]	18,259
2,440	PharMerica Corporation[a]	60,512
4,070	Prothena Corporation plc[a]	199,267
539	Puma Biotechnology, Inc.[a]	17,464
970	Roche Holding AG ADR	29,061
246	Roche Holding AG-Genusschein	58,289
15,810	Surgical Care Affiliates, Inc.a	893,265
13,209	Teleflex, Inc.	2,215,546
2,036	Tenet Healthcare Corporation[a]	35,813
1,830	Tivity Health, Inc.[a]	46,940
2,975	Triple-S Management Corporation[a]	56,852
3,890	UnitedHealth Group, Inc.	630,569
13,664	Universal Health Services, Inc.	1,538,976
26,755	Veeva Systems, Inc.[a]	1,132,539
18,155	Vertex Pharmaceuticals, Inc.[a]	1,558,970
2,120	Waters Corporation[a]	300,298
3,680	West Pharmaceutical Services, Inc.	311,438

Shares	Common Stock (46.1%)	Value

Health Care (6.0%) - continued
22,250	Wright Medical Group NVa	$560,255
2,850	Ziopharm Oncology, Inc.[a]	16,872
11,080	Zoetis, Inc.	608,735

	Total	56,109,491

Industrials (5.8%)
2,002	ABB, Ltd.	47,709
1,587	Abertis Infraestructuras SA	22,741
3,990	ABM Industries, Inc.	161,156
1,271	Adecco SA	90,946
4,244	Aegion Corporation[a]	98,715
980	Aerovironment, Inc.[a]	25,666
13,615	AGCO Corporation	855,022
6,800	Air New Zealand, Ltd.	10,477
2,690	Allison Transmission Holdings, Inc.	94,096
7,050	Ardmore Shipping Corporation	51,818
900	Asahi Diamond Industrial Company, Ltd.	6,737
5,000	Asahi Glass Company, Ltd.	37,148
1,364	Astec Industries, Inc.	95,453
35,106	AZZ, Inc.	2,090,562
9,044	B/E Aerospace, Inc.	555,935
6,320	Barnes Group, Inc.	304,182
250	Boeing Company	40,855
29,170	BWX Technologies, Inc.	1,210,263
2,615	Capita plc	16,498
5,850	Carlisle Companies, Inc.	638,293
1,855	CIRCOR International, Inc.	115,529
1,104	CLARCOR, Inc.	91,422
1,980	Colfax Corporation[a]	77,220
4,029	Comfort Systems USA, Inc.	136,382
3,580	Copart, Inc.[a]	203,129
1,070	Crane Company	77,083
32,871	CSX Corporation	1,524,886
13,700	Cummins, Inc.	2,014,037
6,080	Curtiss-Wright Corporation	596,205
1,000	Dai Nippon Printing Company, Ltd.	10,174
11,600	Delta Air Lines, Inc.	547,984
430	Deluxe Corporation	31,325
5,600	Donaldson Company, Inc.	236,600
464	DSV AS	22,564
2,540	EMCOR Group, Inc.	177,013
7,020	Encore Wire Corporation	296,595
5,170	EnerSys	403,001
300	EnPro Industries, Inc.	20,373
2,975	Equifax, Inc.	348,908
1,435	ESCO Technologies, Inc.	83,517
7,590	Federal Signal Corporation	117,949
63	Flughafen Zuerich AG	12,390
1,240	Fortive Corporation	68,584
8,920	Fortune Brands Home and Security, Inc.	491,760
2,233	Franklin Electric Company, Inc.	90,102
369	Fraport AG Frankfurt Airport Services Worldwide	22,083
1,000	Fuji Machine Manufacturing Company, Ltd.	12,565
3,860	Gener8 Maritime, Inc.[a]	19,493
3,578	Gibraltar Industries, Inc.[a]	157,074
16,308	Granite Construction, Inc.	915,368
9,500	Harsco Corporation[a]	126,825
15,792	Healthcare Services Group, Inc.	627,732
11,338	Heico Corporation	872,459
1,430	Herman Miller, Inc.	44,616
6,235	Hexcel Corporation	320,167
400	Hitachi Transport System, Ltd.	8,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Industrials (5.8%) - continued
154	Hochtief AG	$21,953
2,468	Honeywell International, Inc.	292,014
773	Hub Group, Inc.[a]	34,283
2,270	Hubbell, Inc.	277,122
3,910	Huntington Ingalls Industries, Inc.	758,384
5,160	ICF International, Inc.[a]	268,320
700	Inaba Denki Sangyo Company, Ltd.	24,818
4,890	Ingersoll-Rand plc	388,021
1,510	Insperity, Inc.	107,965
1,010	Insteel Industries, Inc.	37,410
820	Interface, Inc.	14,924
10,000	ITOCHU Corporation	137,759
2,780	ITT Corporation	113,619
510	Jacobs Engineering Group, Inc.[a]	29,860
400	Jardine Matheson Holdings, Ltd.	24,688
6,909	JB Hunt Transport Services, Inc.	684,544
5,200	Johnson Controls International plc	228,696
2,340	Kansas City Southern	201,029
4,390	KBR, Inc.	74,674
12,480	Kennametal, Inc.	446,035
4,035	Kforce, Inc.	92,805
22,140	Kirby Corporation[a]	1,426,923
2,700	KITZ Corporation	16,445
1,200	Komatsu, Ltd.	28,414
2,280	KONE Oyj	103,082
569	Koninklijke Boskalis Westminster NV	21,052
6,110	Korn/Ferry International	177,495
7,260	Lincoln Electric Holdings, Inc.	605,266
5,000	Lindsay Corporation	376,700
1,290	Manpower, Inc.	123,143
1,500	Marubeni Corporation	9,127
9,420	Masco Corporation	310,389
13,430	Masonite International Corporation[a]	894,438
3,941	Meggitt plc	20,785
2,220	Meritor, Inc.[a]	32,035
9,301	Middleby Corporation[a]	1,248,008
1,100	MIRAIT Holdings Corporation	10,021
800	Mitsubishi Corporation	18,072
3,300	Mitsubishi Electric Corporation	50,222
1,000	Mitsuboshi Belting, Ltd.	8,702
500	Mitsui & Company, Ltd.	7,338
4,360	Moog, Inc.[a]	287,193
15,760	MRC Global, Inc.[a]	323,868
14,343	MSA Safety, Inc.	1,023,373
880	Mueller Industries, Inc.	35,429
4,580	MYR Group, Inc.[a]	176,193
5,612	Navigant Consulting, Inc.[a]	138,616
1,110	NCI Building Systems, Inc.[a]	17,760
1,900	Nitto Kogyo Corporation	25,934
172	Nordson Corporation	19,527
390	Norfolk Southern Corporation	45,809
5,886	Old Dominion Freight Line, Inc.[a]	519,616
18,137	On Assignment, Inc.[a]	821,243
18,260	Orbital ATK, Inc.	1,587,707
2,010	Orion Group Holdings, Inc.[a]	21,105
21,462	Oshkosh Corporation	1,494,399
277	Osterreichische Post AGa	10,021
38,084	PGT Innovations, Inc.[a]	437,966
641	Philips Lighting NVa,b	16,489
15,845	Proto Labs, Inc.[a]	831,863
1,230	Quanex Building Products Corporation	24,293
301	Randstad Holding NV	17,512
25,500	Raven Industries, Inc.	638,775
7,580	Raytheon Company	1,092,733
380	RBC Bearings, Inc.[a]	35,199

Shares	Common Stock (46.1%)	Value

Industrials (5.8%) - continued
1,040	Regal-Beloit Corporation	$75,504
915	RELX NV	15,455
4,750	Resources Connection, Inc.	79,325
55	Rieter Holding AG	10,438
140	Rockwell Automation, Inc.	20,719
10,600	Rockwell Collins, Inc.	962,056
2,362	Rolls-Royce Holdings plc[a]	19,894
7,057	Roper Industries, Inc.	1,353,885
800	Ryder System, Inc.	62,080
29,224	Saia, Inc.[a]	1,404,213
1,000	Sanwa Holdings Corporation	9,308
152	Schindler Holding AG, Participation Certificate	28,974
208	Schneider Electric SE	14,883
1,022	Siemens AG	132,205
530	Skanska AB	12,959
1,847	SKF AB	37,165
1,601	Smiths Group plc	30,345
5,600	Sojitz Corporation	14,434
52,650	Southwest Airlines Company	2,754,121
2,740	SPX FLOW, Inc.[a]	95,599
2,647	Stagecoach Group plc	6,990
370	Standex International Corporation	32,264
480	Stanley Black & Decker, Inc.	59,520
1,070	Stericycle, Inc.[a]	82,540
216	Sulzer, Ltd.	24,447
8,403	Team, Inc.[a]	282,341
6,264	Tennant Company	433,782
810	Tetra Tech, Inc.	35,397
2,776	Textron, Inc.	131,499
26,850	TransUnion[a]	846,581
940	TrueBlue, Inc.[a]	23,265
10,260	Union Pacific Corporation	1,093,511
19,400	United Continental Holdings, Inc.[a]	1,367,118
640	United Parcel Service, Inc.	69,843
9,411	United Rentals, Inc.[a]	1,190,586
1,529	Universal Forest Products, Inc.	155,515
2,896	Universal Truckload Services, Inc.	41,847
1,387	Vinci SA	97,224
10,120	WABCO Holdings, Inc.[a]	1,103,384
12,885	WageWorks, Inc.[a]	929,653
23,605	Waste Connections, Inc.	1,895,482
2,668	Watsco, Inc.	407,510
412	WSP Global, Inc.	14,495
3,130	Xylem, Inc.	154,340
1,920	YRC Worldwide, Inc.[a]	28,666
400	Yuasa Trading Company, Ltd.	10,813

	Total	54,416,928

Information Technology (11.5%)
32,939	Agilent Technologies, Inc.	1,613,023
24,407	Akamai Technologies, Inc.[a]	1,674,076
17,421	Alliance Data Systems Corporation	3,978,608
5,210	Alphabet, Inc., Class Aa	4,273,190
3,531	Alphabet, Inc., Class Ca	2,813,465
12,952	Ambarella, Inc.[a]	642,549
7,110	Amkor Technology, Inc.[a]	66,905
17,911	Amphenol Corporation	1,208,813
17,000	Analog Devices, Inc.	1,273,980
28,439	Apple, Inc.	3,451,073
26,104	Applied Materials, Inc.	894,062
15,060	Apptio, Inc.[a]	208,430
26,872	Arista Networks, Inc.[a]	2,525,968
18,330	ARRIS International plc[a]	523,871
7,730	Aspen Technology, Inc.[a]	410,540
3,030	AVX Corporation	49,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Information Technology (11.5%) - continued
2,090	Bankrate, Inc.[a]	$22,781
9,460	Belden, Inc.	723,406
5,970	Blackhawk Network Holdings, Inc.[a]	213,129
38,750	Booz Allen Hamilton Holding Corporation	1,310,525
8,626	Brooks Automation, Inc.	150,265
2,540	CA, Inc.	79,426
1,950	Cabot Microelectronics Corporation	131,644
900	CACI International, Inc.[a]	110,520
1,500	Canon, Inc.	44,380
596	Capital Power Corporation	11,304
1,520	Carbonite, Inc.[a]	26,220
15,078	Cavium, Inc.[a]	998,314
890	CDK Global, Inc.	55,670
52,057	Ciena Corporation[a]	1,267,067
310	Cirrus Logic, Inc.[a]	18,699
48,980	Cisco Systems, Inc.	1,504,666
7,886	Cognex Corporation	532,778
1,230	Coherent, Inc.[a]	194,008
16,340	CommVault Systems, Inc.[a]	802,294
1,990	Comtech Telecommunications Corporation	21,353
12,882	Conduent Incorporated[a]	192,715
4,890	Convergys Corporation	121,370
11,170	CoreLogic, Inc.[a]	393,966
32,878	Criteo SA ADR[a]	1,481,811
1,550	CTS Corporation	33,325
42,660	Dolby Laboratories, Inc.	2,043,841
24,317	DST Systems, Inc.	2,800,103
12,080	eBay, Inc.[a]	384,506
3,150	Entegris, Inc.[a]	59,063
18,055	Envestnet, Inc.[a]	682,479
3,290	EVERTEC, Inc.	56,095
3,720	ExlService Holdings, Inc.[a]	170,934
3,877	F5 Networks, Inc.[a]	519,634
3,728	Fabrinet[a]	157,061
39,160	Facebook, Inc.[a]	5,103,331
27,760	Finisar Corporation[a]	820,863
35,550	FLIR Systems, Inc.	1,255,982
740	Forrester Research, Inc.	30,192
25,637	Fortinet, Inc.[a]	852,687
2,200	FUJIFILM Holdings NPV	85,196
36,843	Guidewire Software, Inc.[a]	1,927,994
4,182	IAC/InterActiveCorporation[a]	287,763
540	Impinj, Inc.[a]	19,013
1,560	Insight Enterprises, Inc.[a]	57,923
67,330	Integrated Device Technology, Inc.[a]	1,696,043
14,730	Intel Corporation	542,359
7,637	Ixia[a]	148,540
1,100	Konica Minolta Holdings, Inc.	11,395
12,040	Lam Research Corporation	1,382,914
4,740	Liberty Tripadvisor Holdings, Inc.[a]	85,083
852	Littelfuse, Inc.	134,369
16,190	M/A-COM Technology Solutions Holdings, Inc.[a]	769,835
11,471	Manhattan Associates, Inc.[a]	588,003
39,270	MasterCard, Inc.	4,175,579
19,176	Maxim Integrated Products, Inc.	852,948
580	MAXIMUS, Inc.	31,981
3,935	MeetMe, Inc.[a]	19,360
3,850	Methode Electronics, Inc.	161,892
9,460	Microsemi Corporation[a]	502,799
74,490	Microsoft Corporation	4,815,778
15,970	Mobileye NVa	686,071
22,729	Monolithic Power Systems, Inc.	1,982,878
850	Monotype Imaging Holdings, Inc.	18,615

Shares	Common Stock (46.1%)	Value

Information Technology (11.5%) - continued
24,430	National Instruments Corporation	$767,591
1,000	NEC Networks & System Integration Corporation	18,217
1,510	NeoPhotonics Corporation[a]	16,535
1,940	NetApp, Inc.	74,341
29,770	New Relic, Inc.[a]	1,077,674
7,052	Nice, Ltd. ADR	494,909
200	NTT Data Corporation	10,079
7,617	NXP Semiconductors NVa	745,323
47,505	Oclaro, Inc.[a]	466,024
2,450	ON Semiconductor Corporation[a]	32,634
32,920	Oracle Corporation	1,320,421
970	OSI Systems, Inc.[a]	72,430
13,973	Palo Alto Networks, Inc.[a]	2,061,856
54,480	Pandora Media, Inc.[a]	708,240
8,200	Paycom Software, Inc.[a]	379,168
14,600	Paylocity Holding Corporation[a]	450,556
64,614	PayPal Holdings, Inc.[a]	2,570,345
19,313	Pegasystems, Inc.	749,344
3,689	Progress Software Corporation	103,366
29,642	Proofpoint, Inc.[a]	2,376,103
4,090	PTC, Inc.[a]	215,011
31,843	Q2 Holdings, Inc.[a]	1,011,015
560	Qorvo, Inc.[a]	35,958
11,410	QUALCOMM, Inc.	609,636
540	Qualys, Inc.[a]	19,386
4,050	RealPage, Inc.[a]	123,930
9,170	Red Hat, Inc.[a]	695,820
2,580	Rubicon Project, Inc.[a]	21,853
3,840	Rudolph Technologies, Inc.[a]	88,128
300	Ryosan Company, Ltd.	9,316
52,200	Salesforce.com, Inc.[a]	4,129,020
650	ScanSource, Inc.[a]	25,707
530	Seagate Technology plc	23,929
13,429	ServiceNow, Inc.[a]	1,216,936
4,190	ShoreTel, Inc.[a]	29,121
630	Silicon Laboratories, Inc.[a]	41,076
293	Software AG	10,570
19,500	SS&C Technologies Holdings, Inc.	626,535
12,583	Synopsys, Inc.[a]	791,345
2,191	Telefonaktiebolaget LM Ericsson	12,967
39,589	Teradyne, Inc.	1,123,536
790	Tessera Technologies, Inc.	35,708
1,090	Texas Instruments, Inc.	82,339
200	Tokyo Electron, Ltd.	20,717
1,450	Total System Services, Inc.	73,486
4,090	Trimble, Inc.[a]	121,146
1,450	Twilio Inc.[a]	41,804
5,810	Twitter, Inc.[a]	102,372
8,917	Tyler Technologies, Inc.[a]	1,302,060
5,647	Ultimate Software Group, Inc.[a]	1,093,598
490	Verint Systems, Inc.[a]	18,302
51,848	Virtusa Corporation[a]	1,321,087
49,570	Visa, Inc.	4,099,935
95,210	Xerox Corporation	659,805
25,060	Xilinx, Inc.	1,458,492

	Total	107,757,179

Materials (2.1%)
4,233	Agnico Eagle Mines, Ltd.	201,914
3,470	Air Products and Chemicals, Inc.	484,967
2,053	American Vanguard Corporation	35,312
715	APERAM	33,815
3,720	Ashland Global Holdings, Inc.	442,792
2,549	Avery Dennison Corporation	186,128
6,280	Axalta Coating Systems, Ltd.[a]	182,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Materials (2.1%) - continued
6,568	Balchem Corporation	$559,856
3,542	Ball Corporation	270,113
23,663	Barrick Gold Corporation	436,346
12,180	Bemis Company, Inc.	593,410
10,062	BHP Billiton, Ltd.	204,140
5,736	BlueScope Steel, Ltd.	48,775
3,330	Boise Cascade Company[a]	82,584
3,760	Cabot Corporation	208,191
1,560	Carpenter Technology Corporation	62,431
9,351	Celanese Corporation	789,224
20,860	Chemtura Corporation[a]	690,466
12,060	Coeur Mining, Inc.[a]	140,499
1,680	Continental Building Products, Inc.[a]	39,060
5,614	Crown Holdings, Inc.[a]	304,110
4,200	Daicel Corporation	46,444
820	Domtar Corporation	35,826
840	Dow Chemical Company	50,089
887	Eagle Materials, Inc.	92,762
5,585	Eastman Chemical Company	432,837
7,180	Ecolab, Inc.	862,533
16,430	Eldorado Gold Corporation[a]	57,998
2,749	Evonik Industries AG	89,238
3,520	Ferro Corporation[a]	49,773
6,790	Ferroglobe plc	71,363
6,790	Ferroglobe Representation & Warranty Insurance Trust[a,c]	1
22,930	FMC Corporation	1,379,469
8,571	Gold Resource Corporation	46,112
16,107	Goldcorp, Inc.	260,450
58,010	Graphic Packaging Holding Company	725,705
6,760	Hecla Mining Company	43,534
1,630	Huntsman Corporation	33,236
1,077	Ingevity Corporation[a]	59,870
340	Innophos Holdings, Inc.	16,538
1,196	Innospec, Inc.	85,335
620	International Flavors & Fragrances, Inc.	72,670
10,878	International Paper Company	615,695
700	JSR Corporation	11,998
1,720	Kadant, Inc.	105,952
4,990	KapStone Paper and Packaging Corporation	119,660
28,361	Kinross Gold Corporation[a]	110,608
730	Koppers Holdings, Inc.[a]	29,528
2,800	Kuraray Company, Ltd.	44,380
600	Kyoei Steel, Ltd.	12,100
165	LafargeHolcim, Ltd.	8,884
1,160	Martin Marietta Materials, Inc.	266,336
6,770	Materion Corporation	266,061
5,430	Methanex Corporation	271,771
951	Minerals Technologies, Inc.	76,223
3,400	Mitsubishi Chemical Holdings Corporation	23,715
400	Mitsubishi Materials Corporation	13,650
1,260	Mosaic Company	39,526
5,654	Myers Industries, Inc.	78,025
3,600	Neenah Paper, Inc.	295,740
12,768	Newmont Mining Corporation	463,223
200	Nippon Shokubai Company, Ltd.	13,784
12,170	Norsk Hydro ASA	69,422
3,280	Nucor Corporation	190,535
1,281	Nufarm, Ltd.	8,725
2,700	OMNOVA Solutions, Inc.[a]	24,570
3,354	Orora, Ltd.	7,257
23,757	Owens-Illinois, Inc.[a]	449,007
4,340	Packaging Corporation of America	400,061

Shares	Common Stock (46.1%)	Value

Materials (2.1%) - continued
2,300	PolyOne Corporation	$78,453
550	Praxair, Inc.	65,142
280	Quaker Chemical Corporation	35,980
1,940	Rayonier Advanced Materials, Inc.	26,326
1,820	Reliance Steel & Aluminum Company	144,963
314	Rio Tinto, Ltd.	15,929
1,533	Royal Gold, Inc.	110,637
5,930	RPM International, Inc.	309,902
2,150	Schnitzer Steel Industries, Inc.	50,847
420	Schweitzer-Mauduit International, Inc.	18,619
4,405	Scotts Miracle-Gro Company	405,128
4,692	Sealed Air Corporation	227,562
8,040	Sensient Technologies Corporation	617,070
7,195	Silver Wheaton Corporation	159,225
4,610	Sonoco Products Company	253,319
31,891	Steel Dynamics, Inc.	1,078,235
200	Sumitomo Seika Chemicals Company, Ltd.	8,325
2,740	SunCoke Energy, Inc.[a]	24,167
12,575	Teck Resources, Ltd.	308,591
1,200	Toagosei Company, Ltd.	12,846
1,000	Tosoh Corporation	7,555
1,900	UPM-Kymmene Oyj	43,092
2,310	Vulcan Materials Company	296,442
7,235	Westrock Company	386,060
23,806	Yamana Gold, Inc.	78,798
300	Yamato Kogyo Company, Ltd.	8,970
2,179	Yara International ASA	91,879

	Total	19,388,534

Real Estate (1.1%)
17,260	AGNC Investment Corporation	322,244
8,960	American Assets Trust, Inc.	384,653
4,130	American Campus Communities, Inc.	200,801
1,830	Ares Commercial Real Estate Corporation	24,668
1,460	ARMOUR Residential REIT, Inc.	30,689
124	Befimmo SA	6,800
2,630	Bluerock Residential Growth REIT, Inc.	34,400
26,489	Brixmor Property Group, Inc.	639,180
4,060	Camden Property Trust	339,294
6,600	CapitaLand Retail China Trust[a]	6,650
11,400	CapitaMall Trust	15,665
5,410	CBL & Associates Properties, Inc.	58,698
14,377	Cedar Realty Trust, Inc.	86,406
6,950	Chatham Lodging Trust	139,973
2,550	City Office REIT, Inc.	32,105
7,450	Columbia Property Trust, Inc.	165,763
1,429	Cominar Real Estate Investment Trust	16,022
4,790	CoreCivic, Inc.	139,102
3,080	Corporate Office Properties Trust	98,006
22,787	Cousins Properties, Inc.	193,689
5,480	CyrusOne, Inc.	263,917
47,200	DDR Corporation	716,496
9,306	DEXUS Property Group	63,395
3,490	Digital Realty Trust, Inc.	375,629
12,230	Duke Realty Corporation	297,556
9,169	Easterly Government Properties, Inc.	180,629
1,200	Equity Lifestyle Properties, Inc.	88,728
1,710	Farmland Partners, Inc.	19,426
4,671	First Potomac Realty Trust	47,831
3,360	Franklin Street Properties Corporation	42,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (46.1%)	Value

Real Estate (1.1%) - continued
11,450	General Growth Properties, Inc.	$284,418
3,884	H&R Real Estate Investment Trust	67,338
687	Hamborner REIT AG	6,638
6,740	HFF, Inc.	200,043
22,998	Host Hotels & Resorts, Inc.	415,574
1,120	Hudson Pacific Properties, Inc.	39,659
11,000	Hysan Development Company, Ltd.	50,132
3,100	InfraREIT, Inc.	51,088
5,120	Kite Realty Group Trust	122,982
4,980	LaSalle Hotel Properties	150,247
6,480	Liberty Property Trust	248,767
3,396	Life Storage, Inc.	276,604
1,500	Link REIT	10,250
2,760	Mid-America Apartment Communities, Inc.	262,062
44,151	New World Development Company, Ltd.	50,941
5,710	Orchid Island Capital, Inc.	67,549
1,200	Park Hotels & Resorts, Inc.	32,568
14,655	Pebblebrook Hotel Trust	438,331
12,380	Physicians Realty Trust	229,649
437	Potlatch Corporation	18,004
2,140	RE/MAX Holdings, Inc.	119,947
1,680	Realogy Holdings Corporation	43,529
6,570	Resource Capital Corporation	54,005
26,660	Retail Properties of America, Inc.	399,100
6,619	SBA Communications Corporation[a]	696,716
2,690	Silver Bay Realty Trust Corporation REIT	45,327
4,920	Spirit Realty Captial, Inc.	51,758
17,522	Stockland	57,821
2,260	Store Capital Corporation	53,472
430	Sun Communities, Inc.	33,867
20,340	Terreno Realty Corporation	553,045
3,620	Urstadt Biddle Properties, Inc.	81,269
3,060	Washington Prime Group, Inc.	29,529
567	Wereldhave NV	24,854
1,000	Wheelock and Company, Ltd.	6,078
10,600	Wing Tai Holdings, Ltd.	13,071

	Total	10,317,487

Telecommunications Services (0.2%)
8,200	AT&T, Inc.	345,712
780	ATN International, Inc.	62,626
1,486	Cincinnati Bell, Inc.[a]	34,104
1,569	Elisa Oyj	52,872
1,635	Freenet AG	49,156
7,150	General Communication, Inc.[a]	143,858
4,539	Inmarsat plc	34,777
23,771	KCOM Group plc	26,764
6,018	Koninklijke (Royal) KPN NV	17,338
9,429	Level 3 Communications, Inc.[a]	560,648
1,400	Nippon Telegraph & Telephone Corporation	61,841
1,900	NTT DOCOMO, Inc.	45,429
27,444	PCCW, Ltd.	16,657
1,797	Proximus SA	51,609
121	Swisscom AG	53,379
4,458	TDC ASa	23,490
2,500	Telefonica Deutschland Holding AG	10,458
1,290	Telefonica SA	12,481
1,570	Telenor ASA	24,888
3,054	Verizon Communications, Inc.	149,677
17,660	Vonage Holdings Corporation[a]	125,209

	Total	1,902,973

Shares	Common Stock (46.1%)	Value

Utilities (0.8%)
4,440	AES Corporation	$50,794
880	Alliant Energy Corporation	33,132
3,470	American Electric Power Company, Inc.	222,288
4,540	American States Water Company	198,761
1,550	Artesian Resources Corporation	48,097
532	ATCO, Ltd.	18,733
8,780	Avista Corporation	339,259
7,340	Calpine Corporation[a]	86,612
13,100	Centrica plc	37,086
1,310	Consolidated Water Company, Ltd.	13,493
8,020	DTE Energy Company	791,093
8,273	Dynegy, Inc.[a]	79,007
1,098	E.ON SE	8,458
680	El Paso Electric Company	31,212
17,740	Electricidade de Portugal SA	51,590
18,540	Eversource Energy	1,025,633
36,570	Great Plains Energy, Inc.	1,007,503
1,750	Hawaiian Electric Industries, Inc.	58,590
18,500	HK Electric Investments, Ltd.[b]	15,442
11,200	MDU Resources Group, Inc.	328,720
660	Middlesex Water Company	24,955
1,459	New Jersey Resources Corporation	55,004
1,870	NiSource, Inc.	41,832
1,160	NorthWestern Corporation	66,248
16,000	Osaka Gas Company, Ltd.	59,975
1,960	PG&E Corporation	121,304
12,020	PNM Resources, Inc.	413,488
4,510	Portland General Electric Company	196,681
10,820	Public Service Enterprise Group, Inc.	478,785
10,566	Redes Energeticas Nacionais SGPS SA	29,105
1,870	Renewable Energy Group, Inc.[a]	16,269
10,490	Southern Company	518,521
5,680	Southwest Gas Holdings, Inc.	457,638
260	Spire, Inc.	16,900
1,000	Toho Gas Company, Ltd.	7,481
2,405	United Utilities Group plc	27,851
14,220	Vectren Corporation	780,536

	Total	7,758,076

	Total Common Stock (cost $359,255,099)	432,291,498

Shares	Registered Investment Companies (41.2%)	Value

Affiliated Equity Holdings (38.0%)
6,965,436	Thrivent Large Cap Growth Fund	65,823,373
1,186,905	Thrivent Large Cap Stock Fund	30,301,694
2,774,278	Thrivent Large Cap Value Fund	57,455,293
2,406,472	Thrivent Mid Cap Stock Fund	63,218,019
11,327,154	Thrivent Partner Worldwide Allocation Fund	110,213,210
1,261,996	Thrivent Small Cap Stock Fund	28,849,225

	Total	355,860,814

Affiliated Fixed Income Holdings (1.8%)
1,212,051	Thrivent High Yield Fund	5,842,086
431,466	Thrivent Income Fund	3,896,139
538,428	Thrivent Limited Maturity Bond Fund	6,698,039

	Total	16,436,264

Equity Funds/ETFs (1.4%)
1,070	iShares MSCI EAFE Index Fund	63,804
23,721	iShares Russell 2000 Growth Index Fund	3,706,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Registered Investment Companies (41.2%)	Value

Equity Funds/ETFs (1.4%) - continued
4,886	iShares Russell 2000 Index Fund	$660,734
4,380	iShares Russell 2000 Value Index Fund	516,533
7,670	Materials Select Sector SPDR Fund	398,533
28,552	SPDR S&P 500 ETF Trust	6,496,437
21,871	SPDR S&P Biotech ETF	1,419,428
430	SPDR S&P MidCap 400 ETF Trust	131,881

	Total	13,393,519

	Total Registered Investment Companies (cost $302,866,783)	385,690,597

Principal Amount	Long-Term Fixed Income (3.6%)	Value

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$39,984	1.221%, 12/25/2035, Ser. 2005-6, Class 2A1[d]	17,782
	Residential Asset Securitization Trust
67,976	1.151%, 8/25/2037, Ser. 2007-A8, Class 2A3[d]	17,305
	Sequoia Mortgage Trust
103,204	4.089%, 9/20/2046, Ser. 2007-1, Class 4A1	84,215
	WaMu Mortgage Pass Through Certificates
49,871	2.848%, 9/25/2036, Ser. 2006-AR10, Class 1A2	46,721
71,827	2.851%, 10/25/2036, Ser. 2006-AR12, Class 1A1	62,950

	Total	228,973

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 2/1/2032[e]	769,570
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 2/1/2047[e]	786,680
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	2.500%, 2/1/2032[e]	950,037
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,000,000	3.000%, 2/1/2047[e]	1,978,647
5,500,000	3.500%, 2/1/2047[e]	5,619,453
3,325,000	4.000%, 2/1/2047[e]	3,488,111
1,225,000	4.500%, 2/1/2047[e]	1,316,923

	Total	14,909,421

U.S. Government and Agencies (2.0%)
	U.S. Treasury Bonds
1,630,000	3.625%, 2/15/2044	1,809,237
286,000	2.500%, 5/15/2046	254,529
	U.S. Treasury Bonds, TIPS
2,031,600	0.625%, 1/15/2026	2,072,187
	U.S. Treasury Notes
75,000	0.875%, 3/31/2018	74,953
600,000	1.000%, 11/30/2018	598,172
3,120,000	0.750%, 2/15/2019	3,089,530
340,000	1.000%, 10/15/2019	336,321

Principal Amount	Long-Term Fixed Income (3.6%)	Value

U.S. Government and Agencies (2.0%) - continued
$575,000	1.500%, 10/31/2019	$576,168
2,700,000	1.125%, 8/31/2021	2,612,882
250,000	2.125%, 9/30/2021	252,568
3,600,000	1.625%, 10/31/2023	3,465,842
3,000,000	2.250%, 11/15/2024	2,980,314
634,000	2.000%, 11/15/2026	609,209

	Total	18,731,912

	Total Long-Term Fixed Income (cost $34,018,912)	33,870,306

Shares	Preferred Stock (<0.1%)	Value

Consumer Staples (<0.1%)
79	Henkel AG & Company KGaA, 1.470%	9,644

	Total	9,644

	Total Preferred Stock (cost $9,729)	9,644

Shares or Principal Amount	Short-Term Investments (10.8%)[f]	Value

	Federal Home Loan Bank Discount Notes
400,000	0.400%, 2/1/2017[g]	400,000
100,000	0.525%, 3/8/2017[g]	99,950
4,300,000	0.535%, 3/9/2017[g]	4,297,807
5,400,000	0.520%, 3/14/2017[g]	5,396,863
1,000,000	0.530%, 3/15/2017[g]	999,405
700,000	0.526%, 3/17/2017[g]	699,564
2,700,000	0.530%, 3/27/2017[g]	2,697,934
400,000	0.529%, 3/29/2017	399,683
	Thrivent Core Short-Term Reserve Fund
8,608,159	0.950%	86,081,591

	Total Short-Term Investments (cost $101,072,497)	101,072,797

	Total Investments (cost $797,223,020) 101.7%	$952,934,842

	Other Assets and Liabilities, Net (1.7%)	(15,614,176)

	Total Net Assets 100.0%	$937,320,666

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $31,931 or 0.0% of total net assets.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$170,335,158
Gross unrealized depreciation	(14,623,336)

Net unrealized appreciation (depreciation)	$155,711,822

Cost for federal income tax purposes	$797,223,020

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,057,094	55,963,636	1,093,458	–
Consumer Staples	13,388,440	12,732,991	655,449	–
Energy	45,992,088	45,248,213	743,875	–
Financials	58,203,208	56,352,887	1,850,321	–
Health Care	56,109,491	55,398,013	711,478	–
Industrials	54,416,928	53,044,269	1,372,659	–
Information Technology	107,757,179	107,523,038	234,141	–
Materials	19,388,534	18,563,610	824,923	1
Real Estate	10,317,487	9,921,832	395,655	–
Telecommunications Services	1,902,973	1,421,834	481,139	–
Utilities	7,758,076	7,502,355	255,721	–
Registered Investment Companies
Affiliated Equity Holdings	355,860,814	355,860,814	–	–
Affiliated Fixed Income Holdings	16,436,264	16,436,264	–	–
Equity Funds/ETFs	13,393,519	13,393,519	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	228,973	–	228,973	–
Mortgage-Backed Securities	14,909,421	–	14,909,421	–
U.S. Government and Agencies	18,731,912	–	18,731,912	–
Preferred Stock
Consumer Staples	9,644	–	9,644	–
Short-Term Investments	14,991,206	–	14,991,206	–

Subtotal Investments in Securities	$866,853,251	$809,363,275	$57,489,975	$1

Other Investments*	Total

Short-Term Investments	86,081,591

Subtotal Other Investments	$86,081,591

Total Investments at Value	$952,934,842

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,582,890	3,582,890	–	–

Total Asset Derivatives	$3,582,890	$3,582,890	$–	$–

Liability Derivatives
Futures Contracts	102,131	102,131	–	–

Total Liability Derivatives	$102,131	$102,131	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $14,591,523 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(34)	March 2017	($4,250,423)	($4,231,938)	$18,485
CBOT 2-Yr. U.S. Treasury Note	(14)	March 2017	(3,034,457)	(3,035,156)	(699)
CBOT 5-Yr. U.S. Treasury Note	50	March 2017	5,892,343	5,893,360	1,017
CME E-mini S&P Mid-Cap 400 Index	(674)	March 2017	(114,088,835)	(113,602,700)	486,135
CME S&P 500 Index	131	March 2017	73,827,211	74,489,875	662,664
CME Ultra Long Term U.S. Treasury Bond	13	March 2017	2,099,035	2,088,937	(10,098)
ICE mini MSCI EAFE Index	1,404	March 2017	118,919,091	121,333,680	2,414,589
NYBOT NYF mini Russell 2000 Index	66	March 2017	4,577,684	4,486,350	(91,334)
Total Futures Contracts					$3,480,759

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Small Cap Stock	$25,055,081	$1,164,790	$–	1,261,996	$28,849,225	$124,702
Mid Cap Stock	55,489,646	2,465,320	–	2,406,472	63,218,019	233,873
Partner Worldwide Allocation	107,407,399	2,488,954	–	11,327,154	110,213,210	2,488,954
Large Cap Growth	62,284,289	339,827	–	6,965,436	65,823,373	–
Large Cap Value	51,848,520	2,585,951	–	2,774,278	57,455,293	859,602
Large Cap Stock	28,452,647	1,243,958	–	1,186,905	30,301,694	443,746
High Yield	5,690,392	79,210	–	1,212,051	5,842,086	82,354
Income	3,950,783	39,177	–	431,466	3,896,139	33,412
Limited Maturity Bond	6,689,559	29,872	–	538,428	6,698,039	29,846
Cash Management Trust-Collateral Investment	–	1,210,700	1,210,700	–	–	850
Core Short-Term Reserve	74,293,277	51,943,314	40,155,000	8,608,159	86,081,591	172,652
Total Value and Income Earned	$421,161,593				$458,378,669	$4,469,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$126,802	10.000%, 10/5/2021	$127,817
	Fortescue Metals Group, Ltd., Term Loan
165,392	3.750%, 6/30/2019	166,407
	Ineos US Finance, LLC, Term Loan
607,472	3.750%, 12/15/2020	609,246
	Tronox Pigments BV, Term Loan
309,780	4.500%, 3/19/2020	310,811

	Total	1,214,281

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
181,785	4.000%, 12/13/2019	172,156
	Advanced Disposal Services, Inc., Term Loan
152,933	3.500%, 11/10/2023	154,299
	Berry Plastics Corporation, Term Loan
265,000	3.287%, 1/19/2024[b,c]	266,656
	Cortes NP Acquisition Corporation, Term Loan
480,000	6.029%, 11/30/2023	482,400

	Total	1,075,511

Communications Services (0.3%)
	Altice US Finance I Corporation, Term Loan
247,545	3.778%, 1/15/2025	250,226
	Beasley Broadcast Group, Inc., Term Loan
122,009	7.000%, 11/1/2023	122,162
	Cengage Learning Acquisitions, Term Loan
353,225	5.250%, 6/7/2023	328,058
	Charter Communications Operating, LLC, Term Loan
145,000	0.000%, 7/1/2020[b,c]	145,294
140,000	0.000%, 1/3/2021[b,c]	140,155
	FairPoint Communications, Inc., Term Loan
311,637	7.500%, 2/14/2019	314,676
	Grande Communications Networks, LLC, Term Loan
318,462	6.250%, 5/29/2020	321,249
	Hargray Communications Group, Inc., Term Loan
309,269	4.750%, 6/26/2019	312,232
	Integra Telecom Holdings, Inc., Term Loan
199,085	5.270%, 8/14/2020	199,234
92,618	9.750%, 2/12/2021	92,561
	Intelsat Jackson Holdings SA, Term Loan
98,469	3.750%, 6/30/2019	96,858
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	4.523%, 1/7/2022	731,634
	LTS Buyer, LLC, Term Loan
318,660	4.248%, 4/13/2020	320,253
	Mediacom Illinois, LLC, Term Loan
125,000	0.000%, 2/19/2024[b,c]	125,351
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	31,782

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.3%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$408,300	4.250%, 1/22/2020	$409,492
	Numericable US, LLC, Term Loan
421,813	5.289%, 1/15/2024	426,161
	Sprint Communications, Inc., Term Loan
375,000	0.000%, 2/2/2024[b,c]	375,469
	Syniverse Holdings, Inc., Term Loan
284,945	4.000%, 4/23/2019	255,596
	TNS, Inc., Term Loan
166,033	5.000%, 2/14/2020	167,416
	Univision Communications, Inc., Term Loan
381,154	4.000%, 3/1/2020	382,000
	Virgin Media Bristol, LLC, Term Loan
275,000	3.517%, 1/31/2025	276,548
	WideOpenWest Finance, LLC, Term Loan
299,250	4.500%, 8/18/2023	300,456
	XO Communications, LLC, Term Loan
136,150	6.000%, 3/20/2021	136,490
	Yankee Cable Acquisition, LLC, Term Loan
243,710	6.000%, 3/1/2020	243,710
	Zayo Group, LLC, Term Loan
119,250	0.000%, 1/13/2024[b,c]	120,194
240,750	0.000%, 1/19/2024[b,c]	242,657

	Total	6,867,914

Consumer Cyclical (0.1%)
	Amaya BV, Term Loan
559,657	5.000%, 8/1/2021	562,282
	Burlington Coat Factory Warehouse Corporation, Term Loan
283,862	3.530%, 8/13/2021	283,950
	Ceridian HCM Holding, Inc., Term Loan
172,373	4.539%, 9/15/2020	171,727
	Four Seasons Holdings, Inc., Term Loan
190,000	3.998%, 11/30/2023	192,316
	Golden Nugget, Inc., Term Loan
137,060	4.539%, 11/21/2019	138,430
	Golden Nugget, Inc., Term Loan Delayed Draw
58,740	4.500%, 11/21/2019	59,327
	IMG Worldwide, Inc., Term Loan
294,699	5.290%, 5/6/2021	295,583
155,000	8.290%, 5/6/2022	155,194
	Mohegan Tribal Gaming Authority, Term Loan
239,400	5.500%, 10/13/2023	241,751
	Scientific Games International, Inc., Term Loan
165,313	6.000%, 10/18/2020	166,760
489,111	6.008%, 10/1/2021	492,476

	Total	2,759,796

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
145,714	4.247%, 12/21/2022	146,716
264,286	4.061%, 6/22/2023	265,806
	CHS/Community Health Systems, Inc., Term Loan
371,284	4.000%, 1/27/2021	350,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Endo Luxembourg Finance I Company SARL, Term Loan
$455,400	3.813%, 9/26/2022	$453,884
	Grifols Worldwide Operations USA, Inc., Term Loan
215,000	0.000%, 1/23/2025[b,c]	216,103
	JBS USA LUX SA, Term Loan
440,000	0.000%, 10/30/2022[b,c]	440,915
	Mallinckrodt International Finance SA, Term Loan
98,987	3.748%, 3/19/2021	99,185
	McGraw-Hill Global Education Holdings, LLC, Term Loan
313,425	5.000%, 5/4/2022	296,839
	MultiPlan, Inc., Term Loan
185,591	5.000%, 6/7/2023	188,182
	Ortho-Clinical Diagnostics, Inc., Term Loan
408,692	4.750%, 6/30/2021	405,455
	PetSmart, Inc., Term Loan
114,418	4.000%, 3/11/2022	113,325
	Valeant Pharmaceuticals
	International, Inc., Term Loan
759,539	5.530%, 4/1/2022[b,c]	762,486

	Total	3,739,681

Energy (0.1%)
	Calpine Corporation, Term Loan
40,000	0.000%, 12/27/2019	39,883
	Energy Solutions, LLC, Term Loan
131,175	6.750%, 5/29/2020	132,214
	Expro Holdings UK 2, Ltd., Term Loan
293,250	5.750%, 9/2/2021	261,116
	Houston Fuel Oil Terminal, LLC, Term Loan
340,021	4.250%, 8/19/2021	336,621
	McJunkin Red Man Corporation, Term Loan
139,500	5.000%, 11/8/2019	139,908
	MEG Energy Corporation, Term Loan
140,000	0.000%, 12/31/2023[b,c]	140,438
	Pacific Drilling SA, Term Loan
207,475	4.500%, 6/3/2018	103,737
	Targa Resources Partners, LP, Term Loan
101,512	5.750%, 2/27/2022	102,527
	Western Refining, Inc., Term Loan
115,475	5.500%, 6/23/2023	115,981

	Total	1,372,425

Financials (0.1%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
205,000	0.000%, 7/20/2020[b,c]	207,636
	DJO Finance, LLC, Term Loan
251,175	4.250%, 6/7/2020	244,644
	Harland Clarke Holdings Corporation, Term Loan
64,750	6.993%, 8/4/2019	64,669
	MoneyGram International, Inc., Term Loan
327,340	4.250%, 3/27/2020	326,829
	Sable International Finance, Ltd., Term Loan
290,000	5.528%, 12/30/2022	293,158

Principal Amount	Bank Loans (1.0%)[a]	Value
Financials (0.1%) - continued
	Trans Union, LLC, Term Loan
$175,000	0.000%, 4/9/2023[b,c]	$175,767
	WaveDivision Holdings, LLC, Term Loan
247,432	4.040%, 10/15/2019	248,516

	Total	1,561,219

Technology (0.1%)
	First Data Corporation, Term Loan
232,199	3.775%, 3/24/2021	233,541
550,221	3.775%, 7/8/2022	553,891
	Harland Clarke Holdings Corporation, Term Loan
237,500	7.000%, 12/31/2019	237,203
	Micron Technologies, Inc., Term Loan
79,600	4.530%, 4/26/2022	80,652
	ON Semiconductor Corporation, Term Loan
403,988	4.028%, 3/31/2023	408,197
	Rackspace Hosting, LLC, Term Loan
260,000	4.500%, 11/3/2023	262,044
	Western Digital Corporation, Term Loan
402,975	4.526%, 4/29/2023	405,997
	Xerox Business Services, LLC, Term Loan
240,000	6.251%, 12/7/2023	244,099

	Total	2,425,624

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
265,365	5.250%, 8/5/2019	261,053
	XPO Logistics, Inc., Term Loan
213,177	4.250%, 11/1/2021	214,509

	Total	475,562

Utilities (<0.1%)
	Calpine Corporation, Term Loan
359,088	0.000%, 1/15/2024[b,c]	360,697
	Intergen NV, Term Loan
167,920	5.500%, 6/12/2020	164,562
	Talen Energy Supply, LLC, Term Loan
149,465	6.000%, 12/6/2023[b,c]	151,801

	Total	677,060

	Total Bank Loans (cost $22,219,026)	22,169,073

Shares	Registered Investment Companies (45.7%)	Value
Affiliated Equity Holdings (38.9%)
15,496,629	Thrivent Large Cap Growth Fund	146,443,143
4,235,748	Thrivent Large Cap Stock Fund	108,138,647
9,066,625	Thrivent Large Cap Value Fund	187,769,810
5,287,742	Thrivent Mid Cap Stock Fund	138,908,981
21,804,906	Thrivent Partner Worldwide Allocation Fund	212,161,734
1,689,533	Thrivent Small Cap Stock Fund	38,622,729

	Total	832,045,044

Affiliated Fixed Income Holdings (5.3%)
4,093,054	Thrivent High Yield Fund	19,728,519
6,482,600	Thrivent Income Fund	58,537,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Registered Investment Companies (45.7%)	Value

Affiliated Fixed Income Holdings (5.3%) - continued
2,779,546	Thrivent Limited Maturity Bond Fund	$34,577,558

	Total	112,843,953

Equity Funds/ETFs (0.9%)
700	iShares MSCI EAFE Index Fund	41,741
23,809	iShares Russell 2000 Growth Index Fund	3,719,918
9,657	iShares Russell 2000 Index Fund	1,305,916
6,170	iShares Russell 2000 Value Index Fund	727,628
10,800	Materials Select Sector SPDR Fund	561,168
50,009	SPDR S&P 500 ETF Trust	11,378,548
23,298	SPDR S&P Biotech ETF	1,512,040
960	SPDR S&P MidCap 400 ETF Trust	294,432

	Total	19,541,391

Fixed Income Funds/ETFs (0.6%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,366,820
49,545	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,814,106
1,980	iShares J.P. Morgan USD Emerging Markets Bond ETF[d]	222,017
30,500	PowerShares Senior Loan Portfolio	710,650
54,700	Vanguard Short-Term Corporate Bond ETF	4,355,214

	Total	12,468,807

	Total Registered Investment Companies (cost $784,429,454)	976,899,195

Shares	Common Stock (30.3%)	Value

Consumer Discretionary (3.6%)
30,700	Aaron’s, Inc.	949,858
8,500	Abercrombie & Fitch Company	98,685
5,890	Amazon.com, Inc.[e]	4,850,297
28,200	American Axle & Manufacturing Holdings, Inc.[e]	575,280
7,640	American Public Education, Inc.[e]	185,652
65,690	Aramark	2,222,950
4,170	Armstrong Flooring, Inc.[e]	87,695
4,960	Ascent Capital Group, Inc.[e]	76,830
23,180	Barnes & Noble, Inc.	236,436
16,970	Beazer Homes USA, Inc.[e]	241,992
2,779	Berkeley Group Holdings plc	98,153
7,770	Big 5 Sporting Goods Corporation	119,658
9,670	Bloomin’ Brands, Inc.	165,454
5,202	Boot Barn Holdings, Inc.[e]	56,442
18,780	BorgWarner, Inc.	766,787
5,460	Boyd Gaming Corporation[e]	110,947
4,100	Bridgestone Corporation	150,371
29,551	Brunswick Corporation	1,768,923
2,530	Bunzl plc	66,693
17,952	Burlington Stores, Inc.[e]	1,502,582
11,720	Caleres, Inc.	360,390
17,070	Callaway Golf Company	193,403
19,850	Carter’s, Inc.	1,662,438
8,246	Cedar Fair, LP	515,622
7,870	Cheesecake Factory, Inc.	474,246
1,040	Chipotle Mexican Grill, Inc.[e]	438,298
2,900	Chuy’s Holdings, Inc.[e]	85,260
4,660	Cinemark Holdings, Inc.	198,050
4,880	ClubCorp Holdings, Inc.	80,520
1,050	Columbia Sportswear Company	57,088
44,430	Comcast Corporation	3,350,911

Shares	Common Stock (30.3%)	Value

Consumer Discretionary (3.6%) - continued
35,034	Core-Mark Holding Company, Inc.	$1,223,738
11,947	CSS Industries, Inc.	294,135
14,101	Culp, Inc.	454,052
3,460	D.R. Horton, Inc.	103,489
28,840	Dana, Inc.	580,838
21,312	Delphi Automotive plc	1,493,119
4,000	Denso Corporation	173,218
4,940	DeVry Education Group, Inc.	165,490
4,308	Discovery Communications, Inc., Class Ae	122,132
3,400	Discovery Communications, Inc., Class Ce	94,214
12,680	DISH Network Corporation[e]	750,276
4,360	Dollar General Corporation	321,855
27,162	Dollar Tree, Inc.[e]	2,096,635
2,742	Domino’s Pizza, Inc.	478,589
21,270	DSW, Inc.	450,073
39,028	Duluth Holdings, Inc.[e]	882,813
9,980	Etsy, Inc.[e]	125,848
5,917	Eutelsat Communications	100,925
7,627	Expedia, Inc.	927,367
9,940	Express, Inc.[e]	105,662
11,935	Finish Line, Inc.	205,282
4,790	Francesca’s Holdings Corporation[e]	83,538
4,100	Fuji Heavy Industries, Ltd.	164,066
16,940	Gentex Corporation	353,877
17,953	G-III Apparel Group, Ltd.[e]	471,446
46,090	GNC Holdings, Inc.	408,818
15,658	Harley-Davidson, Inc.	893,132
16,238	Haverty Furniture Companies, Inc.	353,988
12,680	Home Depot, Inc.	1,744,514
10,900	Honda Motor Company, Ltd.	324,372
26,480	Houghton Mifflin Harcourt Company[e]	299,224
1,820	HSN, Inc.	64,155
1,230	Hyatt Hotels Corporation[e]	67,293
5,600	Inchcape plc	50,685
1,830	International Speedway Corporation	67,069
630	Jack in the Box, Inc.	67,990
1,190	John Wiley and Sons, Inc.	65,569
25,777	Kate Spade & Company[e]	477,132
11,215	La-Z-Boy, Inc.	320,749
17,020	Lennar Corporation	759,943
46,000	Li & Fung, Ltd.	19,947
39,230	Liberty Interactive Corporation[e]	752,431
337	Linamar Corporation	14,816
7,768	Lithia Motors, Inc.	801,036
23,000	LKQ Corporation[e]	733,930
13,900	Lowe’s Companies, Inc.	1,015,812
383	LVMH Moet Hennessy Louis Vuitton SE	77,184
3,410	M/I Homes, Inc.[e]	85,727
4,900	Marks and Spencer Group plc	20,769
660	Mohawk Industries, Inc.[e]	142,454
1,580	Monro Muffler Brake, Inc.	94,642
1,000	Murphy USA, Inc.[e]	63,700
20,980	Nautilus, Inc.[e]	364,003
9,240	New Media Investment Group, Inc.	140,818
42,910	Newell Brands, Inc.	2,030,930
19,600	News Corporation, Class A	240,884
6,400	News Corporation, Class B	80,960
300	Nifco, Inc.	15,105
339	Nokian Renkaat Oyj	12,717
16,568	Nord Anglia Education, Inc.[e]	362,176
20,490	Norwegian Cruise Line Holdings, Ltd.[e]	963,030
85,973	Nutrisystem, Inc.	2,841,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Consumer Discretionary (3.6%) - continued
2,950	O’Reilly Automotive, Inc.[e]	$773,696
23,243	Oxford Industries, Inc.	1,278,830
14,230	Papa John’s International, Inc.	1,212,681
15,924	Papa Murphy’s Holdings, Inc.[e]	71,976
3,681	Persimmon plc	89,656
95,370	Pinnacle Entertainment, Inc.[e]	1,468,698
4,800	Polaris Industries, Inc.	403,536
377	Publicis Groupe SA	25,900
14,848	PVH Corporation	1,392,891
9,990	Retailmenot, Inc.[e]	90,410
5,846	RHe	157,959
34,964	Ross Stores, Inc.	2,311,470
200	RTL Group SA	15,280
16,190	Ruth’s Hospitality Group, Inc.	277,659
8,020	Sally Beauty Holdings, Inc.[e]	190,876
14,005	Scripps Networks Interactive, Inc.	1,066,621
3,300	Select Comfort Corporation[e]	66,594
1,332	SES SA	25,901
6,180	Signet Jewelers, Ltd.	480,001
24,400	Singapore Press Holdings, Ltd.	59,834
7,451	Sonic Corporation	185,530
11,044	Sportsman’s Warehouse Holdings, Inc.[e]	82,167
1,490	Standard Motor Products, Inc.	74,306
15,910	Starbucks Corporation	878,550
20,446	Stein Mart, Inc.	74,832
4,390	Steven Madden, Ltd.[e]	154,528
3,900	Sumitomo Forestry Company, Ltd.	53,648
2,900	Sumitomo Rubber Industries, Ltd.	45,295
200	Swatch Group AG	13,974
11,360	Tegna, Inc.	260,258
6,538	Tenneco, Inc.[e]	440,988
10,400	Tilly’s, Inc.[e]	139,360
24,260	Time, Inc.	467,005
20,500	TJX Companies, Inc.	1,535,860
42,715	Toll Brothers, Inc.[e]	1,339,542
28,542	Tower International, Inc.	747,800
4,376	Tribune Media Company	126,204
55,634	Tuesday Morning Corporation[e]	239,226
5,460	Tupperware Brands Corporation	329,566
1,963	Ulta Salon Cosmetics & Fragrance, Inc.[e]	534,486
5,980	Vail Resorts, Inc.	1,025,809
70	Valora Holding AG	23,415
15,140	Vera Bradley, Inc.[e]	173,504
9,062	VF Corporation	466,512
900	Visteon Corporation[e]	80,613
3,010	Vitamin Shoppe, Inc.[e]	65,167
16,900	Walt Disney Company	1,869,985
3,250	Whirlpool Corporation	568,392
28,440	Wingstop, Inc.	809,687
3,212	Wolters Kluwer NV	122,833
2,780	Wolverine World Wide, Inc.	65,302
2,530	Wyndham Worldwide Corporation	200,022
1,400	Yokohama Rubber Company, Ltd.	24,622
7,870	Yum China Holding, Inc.[e]	216,268
9,460	Yum! Brands, Inc.	619,914
18,554	Zoe’s Kitchen, Inc.[e]	405,034

	Total	76,730,373

Consumer Staples (0.9%)
47,350	AdvancePierre Foods Holdings, Inc.	1,312,069
2,200	Axfood AB	36,174
5,550	Brown-Forman Corporation	253,080
1,607	Casey’s General Stores, Inc.	184,644
9,110	Coca-Cola Amatil, Ltd.	67,371

Shares	Common Stock (30.3%)	Value

Consumer Staples (0.9%) - continued
46,510	Coca-Cola Company	$1,933,421
3,800	Coca-Cola HBC AG	86,861
27,330	CVS Health Corporation	2,153,877
1,650	Dr Pepper Snapple Group, Inc.	150,480
2,902	e.l.f. Beauty, Inc.[e]	72,434
930	Edgewell Personal Care Company[e]	73,321
10,840	Estee Lauder Companies, Inc.	880,316
10,870	Flowers Foods, Inc.	218,596
23,449	Hain Celestial Group, Inc.[e]	927,642
419	Henkel AG & Company KGaA	44,214
5,724	Imperial Brands plc	265,181
5,640	Ingredion, Inc.	722,992
1,563	J & J Snack Foods Corporation	199,392
300	Kesko Oyj	15,180
1,900	Kewpie Corporation	47,494
2,560	Kimberly-Clark Corporation	310,093
1,000	Kirin Holdings Company, Ltd.	16,386
13,456	Koninklijke Ahold Delhaize NV	286,665
3,610	Lamb Weston Holdings, Inc.	134,870
590	Lancaster Colony Corporation	77,320
400	Lawson, Inc.	29,197
2	Lindt & Spruengli AG	11,101
2,197	Molson Coors Brewing Company	212,054
27,578	Monster Beverage Corporation[e]	1,174,823
1,120	Nestle SA	82,056
10,510	PepsiCo, Inc.	1,090,728
43,370	Pinnacle Foods, Inc.	2,306,850
8,320	Procter & Gamble Company	728,832
500	Seven & I Holdings Company, Ltd.	19,964
22,478	SpartanNash Company	851,017
4,780	Sprouts Farmers Markets, Inc.[e]	89,243
1,000	Suedzucker AG	26,456
13,940	SUPERVALU, Inc.[e]	54,645
3,688	Tate & Lyle plc	31,172
10,599	United Natural Foods, Inc.[e]	484,374
20,850	Walgreens Boots Alliance, Inc.	1,708,449
4,244	Wal-Mart Stores, Inc.	283,245
7,640	WhiteWave Foods Company[e]	420,658
3,480	Whole Foods Market, Inc.	105,166
7,042	William Morrison Supermarkets plc	20,994

	Total	20,201,097

Energy (3.5%)
3,200	Anadarko Petroleum Corporation	222,496
12,860	Antero Resources Corporation[e]	313,913
2,288	Arch Coal, Inc.[e]	164,713
61,376	Archrock, Inc.	896,090
39,712	Atwood Oceanics, Inc.[e]	482,898
7,732	Baker Hughes, Inc.	487,735
82,118	BP plc	490,454
14,987	Bristow Group, Inc.	264,670
12,749	Callon Petroleum Company[e]	194,805
62,456	Canadian Natural Resources, Ltd.	1,888,045
49,912	Chevron Corporation	5,557,701
8,910	Cimarex Energy Company	1,204,721
82,960	Clean Energy Fuels Corporation[e]	214,866
25,732	Concho Resources, Inc.[e]	3,588,070
35,290	ConocoPhillips	1,720,740
8,000	Continental Resources, Inc.[e]	388,480
1,012	Contura Energy, Inc.[e]	68,057
1,880	Crescent Point Energy Corporation	21,917
22,990	Delek US Holdings, Inc.	514,976
34,830	Devon Energy Corporation	1,586,158
9,370	Diamond Offshore Drilling, Inc.[e]	153,481
5,710	Dril-Quip, Inc.[e]	355,162
40,650	Ensco plc	443,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Energy (3.5%) - continued
25,646	EOG Resources, Inc.	$2,605,121
12,320	EP Energy Corporation[e]	64,557
5,522	EQT Corporation	334,799
32,700	Exxon Mobil Corporation	2,743,203
16,810	Frank’s International NV	199,030
9,300	Green Plains, Inc.	209,250
2,470	Gulfport Energy Corporation[e]	51,623
80,700	Halliburton Company	4,565,199
121,688	Helix Energy Solutions Group, Inc.[e]	1,031,914
28,061	HollyFrontier Corporation	812,927
25,340	Hornbeck Offshore Services, Inc.[e]	183,715
2,566	John Wood Group plc	27,146
59,794	Marathon Oil Corporation	1,001,549
7,210	Murphy Oil Corporation	208,441
123,800	Nabors Industries, Ltd.	2,011,750
48,120	Noble Corporation	324,810
2,955	Noble Energy, Inc.	117,491
26,137	Oasis Petroleum, Inc.[e]	369,577
17,890	Oceaneering International, Inc.	498,237
34,285	Oil States International, Inc.[e]	1,354,258
3,434	OMV AG	120,184
16,680	Par Pacific Holdings, Inc.[e]	242,360
51,891	Parsley Energy, Inc.[e]	1,827,601
41,378	Patterson-UTI Energy, Inc.	1,160,239
13,520	PBF Energy, Inc.	313,529
3,650	Petrofac, Ltd.	42,264
2,310	Phillips 66	188,542
44,403	Pioneer Energy Services Corporation[e]	279,739
14,870	Pioneer Natural Resources Company	2,680,020
4,470	QEP Resources, Inc.[e]	77,957
55,610	Range Resources Corporation	1,798,427
6,425	Ring Energy, Inc.[e]	84,810
120,600	Rowan Companies plc[e]	2,161,152
2,864	Royal Dutch Shell plc	77,585
24,513	Royal Dutch Shell plc ADR	1,333,262
740	Royal Dutch Shell plc, Class A	20,070
6,873	Royal Dutch Shell plc, Class B	194,125
19,345	RPC, Inc.	416,304
45,272	Schlumberger, Ltd.	3,789,719
5,640	SemGroup Corporation	223,908
3,158	SM Energy Company	96,351
7,307	Snam SPA	27,811
2,522	Statoil ASA	47,028
100,862	Suncor Energy, Inc. ADR	3,130,756
14,130	Synergy Resources Corporation[e]	121,659
15,200	Teekay Corporation	152,760
84,222	Teekay Tankers, Ltd.	206,344
20,528	Tesco Corporation[e]	176,541
17,140	Tesoro Corporation	1,385,769
69,730	TETRA Technologies, Inc.[e]	345,861
2,935	Total SA	148,498
43,234	U.S. Silica Holdings, Inc.	2,556,859
62,630	Valero Energy Corporation	4,118,549
774	Vantage Drilling International[e]	93,654
256,196	Weatherford International plc[e]	1,334,781
4,920	Westmoreland Coal Company[e]	89,298
301,890	WPX Energy, Inc.[e]	4,205,328

	Total	75,208,287

Financials (5.0%)
18,280	Aberdeen Asset Management plc	60,497
14,408	Affiliated Managers Group, Inc.[e]	2,195,203
19,770	AG Mortgage Investment Trust, Inc.	346,370
10,460	Allied World Assurance Company Holdings AG	555,740
8,820	Altisource Residential Corporation	107,075

Shares	Common Stock (30.3%)	Value

Financials (5.0%) - continued
3,920	Ambac Financial Group, Inc.[e]	$82,006
5,810	American International Group, Inc.	373,351
30,911	Ameris Bancorp	1,394,086
3,900	AMERISAFE, Inc.	245,895
4,000	Apollo Commercial Real Estate Finance, Inc.	69,640
11,576	Argo Group International Holdings, Ltd.	740,285
24,325	Aspen Insurance Holdings, Ltd.	1,371,930
6,050	Associated Banc-Corp	153,065
57,210	Assured Guaranty, Ltd.	2,226,041
15,097	Astoria Financial Corporation	285,484
3,635	ASX, Ltd.	137,581
6,336	Australia & New Zealand Banking Group, Ltd.	140,775
39,520	BancorpSouth, Inc.	1,173,744
14,280	Bank Mutual Corporation	136,374
178,540	Bank of America Corporation	4,042,146
7,667	Bank of East Asia, Ltd.	32,657
4,429	Bank of Nova Scotia	264,668
17,659	Bank of the Ozarks, Inc.	968,949
7,650	BankFinancial Corporation	103,046
1,610	Banner Corporation	90,353
24,380	BB&T Corporation	1,126,112
23,360	Beneficial Bancorp, Inc.	416,976
570	BlackRock, Inc.	213,169
18,110	Blackstone Group, LP	554,709
54,150	Boston Private Financial Holdings, Inc.	893,475
31,270	Brookline Bancorp, Inc.	492,502
692	Canadian Imperial Bank of Commerce	58,928
4,540	Capital One Financial Corporation	396,751
9,150	Cathay General Bancorp	333,426
13,790	Central Pacific Financial Corporation	432,041
16,628	Chemical Financial Corporation	821,922
3,000	Chiba Bank, Ltd.	19,624
3,260	Chubb, Ltd.	428,657
1,532	CI Financial Corporation	32,023
65,300	Citigroup, Inc.	3,645,699
5,480	Citizens Financial Group, Inc.	198,212
9,210	Clifton Bancorp, Inc.	142,939
5,831	CNP Assurances	109,582
69,970	CoBiz Financial, Inc.	1,225,874
15,803	Columbia Banking System, Inc.	628,327
22,040	Comerica, Inc.	1,488,361
19,990	CYS Investments, Inc.	151,324
2,422	Danske Bank AS	80,785
16,027	Direct Line Insurance Group plc	71,798
5,670	Donnelley Financial Solutions, Inc.[e]	136,534
12,720	Dynex Capital, Inc.	84,970
88,270	E*TRADE Financial Corporation[e]	3,305,711
37,474	East West Bancorp, Inc.	1,927,663
20,720	Eaton Vance Corporation	868,790
17,977	Employers Holdings, Inc.	655,262
10,180	Enova International, Inc.[e]	143,538
1,800	Erste Group Bank AG	54,866
18,332	Essent Group, Ltd.[e]	633,737
1,170	Evercore Partners, Inc.	90,616
9,800	F.N.B. Corporation	146,412
2,370	Federated Investors, Inc.	61,644
38,099	Fifth Third Bancorp	994,384
5,580	First American Financial Corporation	209,696
47,130	First Commonwealth Financial Corporation	665,476
11,200	First Financial Bancorp	308,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Financials (5.0%) - continued
4,870	First Financial Corporation	$235,465
6,850	First Merchants Corporation	262,561
57,870	First Midwest Bancorp, Inc.	1,405,084
35,130	First Republic Bank	3,313,813
19,824	FlexiGroup, Ltd.	34,323
4,140	Franklin Resources, Inc.	164,524
26,000	Fukuoka Financial Group, Inc.	114,772
4,680	Fulton Financial Corporation	85,176
2,099	Genworth MI Canada, Inc.	52,634
13,635	Glacier Bancorp, Inc.	484,452
8,610	Goldman Sachs Group, Inc.	1,974,445
30,330	Great Western Bancorp, Inc.	1,296,608
31,249	Green Bancorp, Inc.[e]	535,920
3,710	Greenhill & Company, Inc.	109,630
2,200	Hang Seng Bank, Ltd.	44,843
54,751	Hanmi Financial Corporation	1,814,996
9,090	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	166,165
1,229	Hannover Rueckversicherung SE	135,374
28,313	Hanover Insurance Group, Inc.	2,376,593
6,070	Hartford Financial Services Group, Inc.	295,670
18,800	Henderson Group plc	51,890
3,670	Heritage Commerce Corporation	51,527
3,400	Heritage Financial Corporation	86,700
2,990	Hilltop Holdings, Inc.	81,866
31,306	Home BancShares, Inc.	843,384
4,080	HomeStreet, Inc.[e]	106,896
5,600	Hometrust Bancshares, Inc.[e]	138,600
58,565	Hope Bancorp, Inc.	1,224,594
18,285	Horace Mann Educators Corporation	756,085
22,674	Houlihan Lokey, Inc.	705,161
36,055	HSBC Holdings plc	307,584
95,630	Huntington Bancshares, Inc.	1,293,874
5,510	Independent Bank Corporation	115,710
7,796	Infinity Property & Casualty Corporation	677,083
765	Intact Financial Corporation	55,856
39,030	Intercontinental Exchange, Inc.	2,277,791
23,360	Invesco Mortgage Capital, Inc.	340,355
15,760	Invesco, Ltd.	455,779
18,106	Investors Bancorp, Inc.	259,821
62,793	Janus Capital Group, Inc.	784,912
112,740	KeyCorp	2,025,938
19,251	Kinsale Capital Group, Inc.	565,017
3,850	Lazard, Ltd.	163,548
1,226	Lincoln National Corporation	82,767
3,220	M&T Bank Corporation	523,475
808	Macquarie Group, Ltd.	51,886
36,351	Mapfre SA	110,219
90	Markel Corporation[e]	83,250
3,070	MarketAxess Holdings, Inc.	574,858
8,820	Meta Financial Group, Inc.	774,837
17,620	MetLife, Inc.	958,704
49,300	MGIC Investment Corporation[e]	525,045
46,700	Mizuho Financial Group, Inc.	86,656
6,060	Morgan Stanley	257,489
700	MS and AD Insurance Group Holdings, Inc.	23,417
41,950	MTGE Investment Corporation	667,005
140	Muenchener Rueckversicherungs- Gesellschaft AG	26,363
28,300	National Bank Holdings Corporation	919,750
3,419	National Bank of Canada	147,585
2,340	Navigators Group, Inc.	131,391

Shares	Common Stock (30.3%)	Value

Financials (5.0%) - continued
42,160	New Residential Investment Corporation	$638,724
10,110	NMI Holdings, Inc.[e]	109,188
5,287	Nordea Bank AB	63,826
14,406	PacWest Bancorp	798,092
5,680	PennyMac Financial Services, Inc.[e]	95,992
1,688	Power Corporation of Canada	39,604
6,200	Preferred Apartment Communities, Inc.	83,948
10,410	Primerica, Inc.	785,435
1,180	Principal Financial Group, Inc.	67,366
19,760	Provident Financial Services, Inc.	523,047
33,100	Raymond James Financial, Inc.	2,480,183
16,435	Renasant Corporation	654,113
8,200	Resona Holdings, Inc.	44,395
1,398	Safety Insurance Group, Inc.	100,237
15,809	Sandy Spring Bancorp, Inc.	647,695
4,620	Seacoast Banking Corporation of Florida[e]	100,624
3,380	Selective Insurance Group, Inc.	140,946
208,295	SLM Corporation[e]	2,474,545
3,020	Starwood Property Trust, Inc.	67,225
11,505	State Auto Financial Corporation	290,616
5,060	State Street Corporation	385,572
5,400	Stewart Information Services Corporation	235,872
43,949	Stifel Financial Corporation[e]	2,211,953
19,266	SVB Financial Group[e]	3,318,183
2,148	Swiss Re AG	200,728
23,560	Synchrony Financial	843,919
41,251	Synovus Financial Corporation	1,719,342
3,900	T&D Holdings, Inc.	57,777
57,040	TCF Financial Corporation	989,644
36,313	TD Ameritrade Holding Corporation	1,675,845
4,200	Territorial Bancorp, Inc.	133,014
248	TMX Group, Ltd.	13,128
9,950	TriCo Bancshares	366,857
51,920	TrustCo Bank Corporation	436,128
3,830	Trustmark Corporation	128,765
22,990	Two Harbors Investment Corporation	201,622
33,900	Umpqua Holdings Corporation	620,709
2,670	Union Bankshares Corporation	98,149
31,640	United Community Banks, Inc.	890,033
28,880	United Financial Bancorp, Inc.	521,284
1,410	United Fire Group, Inc.	66,552
5,714	United Overseas Bank, Ltd.	84,978
3,580	Unum Group	162,639
8,290	Voya Financial, Inc.	333,424
8,473	Western Alliance Bancorp[e]	418,397
14,750	Western Asset Mortgage Capital Corporation	148,828
6,863	Westpac Banking Corporation	165,216
2,758	Wintrust Financial Corporation	197,473
11,200	WisdomTree Investments, Inc.	115,360
5,618	WSFS Financial Corporation	254,495
81,944	Zions Bancorporation	3,457,217
145	Zurich Insurance Group AGe	41,756

	Total	106,466,412

Health Care (3.5%)
6,340	Abbott Laboratories	264,822
9,522	ABIOMED, Inc.[e]	1,012,855
24,044	Acadia Healthcare Company, Inc.[e]	922,568
4,470	Acceleron Pharma, Inc.[e]	108,532
3,100	Aceto Corporation	59,179
23,830	Adeptus Health, Inc.[e]	170,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Health Care (3.5%) - continued
11,860	Advaxis, Inc.[e]	$106,266
11,510	Aerie Pharmaceuticals, Inc.[e]	505,289
5,180	Aetna, Inc.	614,400
38,959	Akorn, Inc.[e]	744,117
8,760	Alexion Pharmaceuticals, Inc.[e]	1,144,757
9,493	Align Technology, Inc.[e]	870,413
5,828	Allergan plc[e]	1,275,691
7,640	Allscripts Healthcare Solutions, Inc.[e]	89,464
7,230	AMAG Pharmaceuticals, Inc.[e]	174,243
4,039	Amgen, Inc.	632,831
10,836	Analogic Corporation	841,415
4,680	AngioDynamics, Inc.[e]	75,325
38,913	Asterias Biotherapeutics, Inc.[e]	165,380
1,271	AstraZeneca plc	67,451
1,020	Atrion Corporation	498,372
2,830	Biogen, Inc.[e]	784,589
12,163	BioMarin Pharmaceutical, Inc.[e]	1,065,844
26,260	Bristol-Myers Squibb Company	1,290,942
10,400	Bruker Corporation	246,792
4,231	C.R. Bard, Inc.	1,004,143
1,999	CAE, Inc.	28,389
4,590	Cardinal Health, Inc.	344,066
30,598	Cardiovascular Systems, Inc.[e]	755,771
65,870	Catalent, Inc.[e]	1,762,681
13,100	Celgene Corporation[e]	1,521,565
2,140	Centene Corporation[e]	135,398
8,130	Charles River Laboratories International, Inc.[e]	656,904
6,880	Chemed Corporation	1,142,699
11,016	ChemoCentryx, Inc.[e]	80,086
7,690	CIGNA Corporation	1,124,432
6,030	Coherus Biosciences, Inc.[e]	168,237
4,770	CONMED Corporation	212,694
1,040	Cooper Companies, Inc.	191,994
5,430	Cross Country Healthcare, Inc.[e]	78,572
21,920	Dentsply Sirona, Inc.	1,242,864
10,390	Dexcom, Inc.[e]	822,368
26,920	Diplomat Pharmacy, Inc.[e]	369,881
4,800	Editas Medicine, Inc.[e]	83,616
16,535	Edwards Lifesciences Corporation[e]	1,591,328
7,730	Endo International plc[e]	94,615
12,354	Ensign Group, Inc.	251,280
10,030	Envision Healthcare Corporation[e]	682,040
1,168	Essilor International SA	137,026
8,210	Express Scripts Holding Company[e]	565,505
31,420	GenMark Diagnostics, Inc.[e]	381,125
43,246	Gilead Sciences, Inc.	3,133,173
2,983	GlaxoSmithKline plc	57,647
8,300	Global Blood Therapeutics, Inc.[e]	134,045
9,951	HealthEquity, Inc.[e]	460,234
6,490	Heska Corporation[e]	516,734
509	Hikma Pharmaceuticals plc	11,724
10,750	Hill-Rom Holdings, Inc.	632,852
40,590	Hologic, Inc.[e]	1,645,113
2,930	ICU Medical, Inc.[e]	401,703
16,182	Inogen, Inc.[e]	1,041,635
9,480	Insys Therapeutics, Inc.[e]	97,075
31,700	Intersect ENT, Inc.[e]	427,950
5,200	Intra-Cellular Therapies, Inc.[e]	75,088
18,125	Ironwood Pharmaceuticals, Inc.[e]	260,638
25,500	Johnson & Johnson	2,887,875
18,250	Kindred Healthcare, Inc.	121,362
4,515	Lannett Company, Inc.[e]	90,977
160	Lonza Group AG	29,395
8,660	Magellan Health Services, Inc.[e]	649,067
26,866	Medtronic plc	2,042,353

Shares	Common Stock (30.3%)	Value

Health Care (3.5%) - continued
31,500	Merck & Company, Inc.	$1,952,685
964	Merck KGaA	106,361
2,958	Mettler-Toledo International, Inc.[e]	1,261,972
24,507	Mylan NVe	932,491
7,695	National Healthcare Corporation	575,971
15,833	Neurocrine Biosciences, Inc.[e]	679,394
20,291	Nevro Corporation[e]	1,765,723
36,777	Northstar Healthcare, Inc.[e]	79,071
7,056	Novartis AG	520,927
2,909	Novo Nordisk AS	105,131
39,526	NuVasive, Inc.[e]	2,797,255
25,210	Omnicell, Inc.[e]	905,039
12,858	Ophthotech Corporation[e]	61,204
42,730	OraSure Technologies, Inc.[e]	376,879
2,460	Orthofix International NVe	88,412
2,690	Pacira Pharmaceuticals, Inc.[e]	103,431
3,080	Patterson Companies, Inc.	128,159
92,540	PDL BioPharma, Inc.	203,588
14,380	PerkinElmer, Inc.	764,872
10,611	Perrigo Company plc	808,028
71,620	Pfizer, Inc.	2,272,503
26,760	PharmAthene, Inc.[e]	82,956
6,650	PharMerica Corporation[e]	164,920
3,920	Prothena Corporation plc[e]	191,923
2,468	Puma Biotechnology, Inc.[e]	79,963
9,570	Roche Holding AG ADR	286,717
401	Roche Holding AG-Genusschein	95,016
15,190	Surgical Care Affiliates, Inc.[e]	858,235
15,655	Teleflex, Inc.	2,625,813
4,222	Tenet Healthcare Corporation[e]	74,265
8,300	Tivity Health, Inc.[e]	212,895
13,631	Triple-S Management Corporation[e]	260,488
9,031	UnitedHealth Group, Inc.	1,463,925
17,734	Universal Health Services, Inc.	1,997,380
25,790	Veeva Systems, Inc.[e]	1,091,691
17,288	Vertex Pharmaceuticals, Inc.[e]	1,484,521
2,620	Waters Corporation[e]	371,123
5,170	West Pharmaceutical Services, Inc.	437,537
29,900	Wright Medical Group NVe	752,882
12,940	Ziopharm Oncology, Inc.[e]	76,605
14,880	Zoetis, Inc.	817,507

	Total	73,793,775

Industrials (3.9%)
3,266	ABB, Ltd.	77,832
2,587	Abertis Infraestructuras SA	37,071
8,275	ABM Industries, Inc.	334,227
2,073	Adecco SA	148,333
19,276	Aegion Corporation[e]	448,360
2,030	Aerovironment, Inc.[e]	53,166
17,860	AGCO Corporation	1,121,608
11,059	Air New Zealand, Ltd.	17,039
4,290	Allison Transmission Holdings, Inc.	150,064
32,030	Ardmore Shipping Corporation	235,421
1,500	Asahi Diamond Industrial Company, Ltd.	11,228
7,000	Asahi Glass Company, Ltd.	52,007
6,179	Astec Industries, Inc.	432,406
43,153	AZZ, Inc.	2,569,761
12,173	B/E Aerospace, Inc.	748,274
17,070	Barnes Group, Inc.	821,579
2,590	Boeing Company	423,258
52,600	BWX Technologies, Inc.	2,182,374
4,263	Capita plc	26,896
11,900	Carlisle Companies, Inc.	1,298,409
8,431	CIRCOR International, Inc.	525,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Industrials (3.9%) - continued
1,553	CLARCOR, Inc.	$128,604
4,110	Colfax Corporation[e]	160,290
18,279	Comfort Systems USA, Inc.	618,744
7,430	Copart, Inc.[e]	421,578
2,870	Crane Company	206,755
40,140	CSX Corporation	1,862,095
10,470	Cummins, Inc.	1,539,195
8,560	Curtiss-Wright Corporation	839,394
2,000	Dai Nippon Printing Company, Ltd.	20,347
28,370	Delta Air Lines, Inc.	1,340,199
890	Deluxe Corporation	64,836
11,620	Donaldson Company, Inc.	490,945
756	DSV AS	36,764
5,260	EMCOR Group, Inc.	366,569
9,880	Encore Wire Corporation	417,430
11,740	EnerSys	915,133
1,380	EnPro Industries, Inc.	93,716
3,675	Equifax, Inc.	431,004
6,494	ESCO Technologies, Inc.	377,951
17,335	Federal Signal Corporation	269,386
102	Flughafen Zuerich AG	20,059
1,990	Fortive Corporation	110,067
11,966	Fortune Brands Home and Security, Inc.	659,686
10,146	Franklin Electric Company, Inc.	409,391
600	Fraport AG Frankfurt Airport Services Worldwide	35,907
1,600	Fuji Machine Manufacturing Company, Ltd.	20,105
17,560	Gener8 Maritime, Inc.[e]	88,678
16,253	Gibraltar Industries, Inc.[e]	713,507
19,279	Granite Construction, Inc.	1,082,130
43,190	Harsco Corporation[e]	576,587
15,235	Healthcare Services Group, Inc.	605,591
12,251	Heico Corporation	942,714
2,970	Herman Miller, Inc.	92,664
13,099	Hexcel Corporation	672,634
700	Hitachi Transport System, Ltd.	14,286
253	Hochtief AG	36,066
8,183	Honeywell International, Inc.	968,213
3,472	Hub Group, Inc.[e]	153,983
4,440	Hubbell, Inc.	542,035
4,760	Huntington Ingalls Industries, Inc.	923,250
7,260	ICF International, Inc.[e]	377,520
1,100	Inaba Denki Sangyo Company, Ltd.	39,000
12,760	Ingersoll-Rand plc	1,012,506
3,130	Insperity, Inc.	223,795
2,090	Insteel Industries, Inc.	77,414
3,750	Interface, Inc.	68,250
16,000	ITOCHU Corporation	220,414
5,760	ITT Corporation	235,411
1,060	Jacobs Engineering Group, Inc.[e]	62,063
700	Jardine Matheson Holdings, Ltd.	43,204
9,275	JB Hunt Transport Services, Inc.	918,967
8,290	Johnson Controls International plc	364,594
4,870	Kansas City Southern	418,382
11,890	KBR, Inc.	202,249
37,530	Kennametal, Inc.	1,341,322
18,342	Kforce, Inc.	421,866
26,910	Kirby Corporation[e]	1,734,350
4,300	KITZ Corporation	26,191
1,900	Komatsu, Ltd.	44,989
3,821	KONE Oyj	172,752
944	Koninklijke Boskalis Westminster NV	34,926
17,210	Korn/Ferry International	499,951
15,231	Lincoln Electric Holdings, Inc.	1,269,808

Shares	Common Stock (30.3%)	Value

Industrials (3.9%) - continued
7,040	Lindsay Corporation	$530,394
2,670	Manpower, Inc.	254,878
2,500	Marubeni Corporation	15,211
12,660	Masco Corporation	417,147
14,540	Masonite International Corporation[e]	968,364
6,366	Meggitt plc	33,574
10,080	Meritor, Inc.[e]	145,454
8,967	Middleby Corporation[e]	1,203,192
1,700	MIRAIT Holdings Corporation	15,487
1,300	Mitsubishi Corporation	29,367
5,400	Mitsubishi Electric Corporation	82,181
2,000	Mitsuboshi Belting, Ltd.	17,404
900	Mitsui & Company, Ltd.	13,208
11,060	Moog, Inc.[e]	728,522
22,190	MRC Global, Inc.[e]	456,005
16,747	MSA Safety, Inc.	1,194,898
1,840	Mueller Industries, Inc.	74,078
10,390	MYR Group, Inc.[e]	399,703
25,468	Navigant Consulting, Inc.[e]	629,060
5,060	NCI Building Systems, Inc.[e]	80,960
3,100	Nitto Kogyo Corporation	42,313
778	Nordson Corporation	88,326
4,140	Norfolk Southern Corporation	486,284
7,926	Old Dominion Freight Line, Inc.[e]	699,707
18,320	On Assignment, Inc.[e]	829,530
21,590	Orbital ATK, Inc.	1,877,251
9,130	Orion Group Holdings, Inc.[e]	95,865
28,044	Oshkosh Corporation	1,952,704
451	Osterreichische Post AGe	16,315
36,716	PGT Innovations, Inc.[e]	422,234
1,045	Philips Lighting NVe,f	26,882
16,568	Proto Labs, Inc.[e]	869,820
5,610	Quanex Building Products Corporation	110,798
491	Randstad Holding NV	28,566
35,890	Raven Industries, Inc.	899,045
12,080	Raytheon Company	1,741,453
790	RBC Bearings, Inc.[e]	73,178
2,870	Regal-Beloit Corporation	208,362
1,493	RELX NV	25,218
7,560	Resources Connection, Inc.	126,252
91	Rieter Holding AG	17,270
1,220	Rockwell Automation, Inc.	180,548
14,240	Rockwell Collins, Inc.	1,292,422
3,852	Rolls-Royce Holdings plc[e]	32,444
9,644	Roper Industries, Inc.	1,850,201
1,655	Ryder System, Inc.	128,428
33,178	Saia, Inc.[e]	1,594,203
1,600	Sanwa Holdings Corporation	14,893
247	Schindler Holding AG, Participation Certificate	47,082
340	Schneider Electric SE	24,329
1,665	Siemens AG	215,383
865	Skanska AB	21,149
3,011	SKF AB	60,587
2,500	Smiths Group plc	47,385
9,200	Sojitz Corporation	23,712
68,221	Southwest Airlines Company	3,568,641
12,460	SPX FLOW, Inc.[e]	434,729
4,316	Stagecoach Group plc	11,397
780	Standex International Corporation	68,016
1,000	Stanley Black & Decker, Inc.	124,000
2,230	Stericycle, Inc.[e]	172,022
352	Sulzer, Ltd.	39,839
11,820	Team, Inc.[e]	397,152
8,816	Tennant Company	610,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Industrials (3.9%) - continued
1,680	Tetra Tech, Inc.	$73,416
5,748	Textron, Inc.	272,283
44,770	TransUnion[e]	1,411,598
4,270	TrueBlue, Inc.[e]	105,683
16,360	Union Pacific Corporation	1,743,649
25,320	United Continental Holdings, Inc.[e]	1,784,300
6,590	United Parcel Service, Inc.	719,167
12,648	United Rentals, Inc.[e]	1,600,098
5,688	Universal Forest Products, Inc.	578,526
13,179	Universal Truckload Services, Inc.	190,437
2,260	Vinci SA	158,419
15,940	WABCO Holdings, Inc.[e]	1,737,938
12,497	WageWorks, Inc.[e]	901,659
32,107	Waste Connections, Inc.	2,578,192
2,525	Watsco, Inc.	385,669
672	WSP Global, Inc.	23,642
6,490	Xylem, Inc.	320,022
8,740	YRC Worldwide, Inc.[e]	130,488
500	Yuasa Trading Company, Ltd.	13,517

	Total	84,407,041

Information Technology (6.3%)
49,820	Agilent Technologies, Inc.	2,439,685
32,075	Akamai Technologies, Inc.[e]	2,200,024
18,105	Alliance Data Systems Corporation	4,134,820
4,642	Alphabet, Inc., Class Ae	3,807,322
3,294	Alphabet, Inc., Class Ce	2,624,626
12,507	Ambarella, Inc.[e]	620,472
14,750	Amkor Technology, Inc.[e]	138,797
24,048	Amphenol Corporation	1,623,000
30,070	Analog Devices, Inc.	2,253,446
27,474	Apple, Inc.	3,333,970
32,238	Applied Materials, Inc.	1,104,151
14,590	Apptio, Inc.[e]	201,926
30,623	Arista Networks, Inc.[e]	2,878,562
43,560	ARRIS International plc[e]	1,244,945
7,456	Aspen Technology, Inc.[e]	395,988
6,320	AVX Corporation	102,384
9,500	Bankrate, Inc.[e]	103,550
13,320	Belden, Inc.	1,018,580
16,640	Blackhawk Network Holdings, Inc.[e]	594,048
53,030	Booz Allen Hamilton Holding Corporation	1,793,475
39,179	Brooks Automation, Inc.	682,498
5,260	CA, Inc.	164,480
8,825	Cabot Microelectronics Corporation	595,776
1,860	CACI International, Inc.[e]	228,408
2,500	Canon, Inc.	73,966
972	Capital Power Corporation	18,435
6,900	Carbonite, Inc.[e]	119,025
14,543	Cavium, Inc.[e]	962,892
1,410	CDK Global, Inc.	88,196
71,010	Ciena Corporation[e]	1,728,383
1,430	Cirrus Logic, Inc.[e]	86,258
122,580	Cisco Systems, Inc.	3,765,658
8,369	Cognex Corporation	565,410
2,550	Coherent, Inc.[e]	402,211
28,320	CommVault Systems, Inc.[e]	1,390,512
9,070	Comtech Telecommunications Corporation	97,321
23,038	Conduent Incorporated[e]	344,648
10,150	Convergys Corporation	251,923
23,070	CoreLogic, Inc.[e]	813,679
37,478	Criteo SA ADR[e]	1,689,133
3,240	CTS Corporation	69,660
49,190	Dolby Laboratories, Inc.	2,356,693

Shares	Common Stock (30.3%)	Value

Information Technology (6.3%) - continued
28,055	DST Systems, Inc.	$3,230,533
19,260	eBay, Inc.[e]	613,046
6,530	Entegris, Inc.[e]	122,438
19,390	Envestnet, Inc.[e]	732,942
6,810	EVERTEC, Inc.	116,111
7,820	ExlService Holdings, Inc.[e]	359,329
5,216	F5 Networks, Inc.[e]	699,100
15,140	Fabrinet[e]	637,848
29,940	Facebook, Inc.[e]	3,901,781
27,900	Finisar Corporation[e]	825,003
55,290	FLIR Systems, Inc.	1,953,396
1,540	Forrester Research, Inc.	62,832
34,384	Fortinet, Inc.[e]	1,143,612
3,600	FUJIFILM Holdings NPV	139,411
41,362	Guidewire Software, Inc.[e]	2,164,473
6,445	IAC/InterActiveCorporation[e]	443,480
2,460	Impinj, Inc.[e]	86,617
4,650	Insight Enterprises, Inc.[e]	172,654
87,300	Integrated Device Technology, Inc.[e]	2,199,087
23,490	Intel Corporation	864,902
34,704	Ixia[e]	674,993
1,900	Konica Minolta Holdings, Inc.	19,682
16,190	Lam Research Corporation	1,859,583
13,650	Liberty Tripadvisor Holdings, Inc.[e]	245,018
3,900	Littelfuse, Inc.	615,069
17,690	M/A-COM Technology Solutions Holdings, Inc.[e]	841,160
13,488	Manhattan Associates, Inc.[e]	691,395
39,680	MasterCard, Inc.	4,219,174
33,099	Maxim Integrated Products, Inc.	1,472,244
2,610	MAXIMUS, Inc.	143,915
17,873	MeetMe, Inc.[e]	87,935
14,305	Methode Electronics, Inc.	601,525
13,310	Microsemi Corporation[e]	707,427
94,190	Microsoft Corporation	6,089,383
15,420	Mobileye NVe	662,443
28,696	Monolithic Power Systems, Inc.	2,503,439
3,880	Monotype Imaging Holdings, Inc.	84,972
34,390	National Instruments Corporation	1,080,534
1,600	NEC Networks & System Integration Corporation	29,148
6,853	NeoPhotonics Corporation[e]	75,040
4,040	NetApp, Inc.	154,813
28,700	New Relic, Inc.[e]	1,038,940
9,486	Nice, Ltd. ADR	665,727
300	NTT Data Corporation	15,119
10,234	NXP Semiconductors NVe	1,001,397
45,797	Oclaro, Inc.[e]	449,269
5,090	ON Semiconductor Corporation[e]	67,799
71,100	Oracle Corporation	2,851,821
3,060	OSI Systems, Inc.[e]	228,490
13,896	Palo Alto Networks, Inc.[e]	2,050,494
73,160	Pandora Media, Inc.[e]	951,080
10,125	Paycom Software, Inc.[e]	468,180
14,070	Paylocity Holding Corporation[e]	434,200
53,629	PayPal Holdings, Inc.[e]	2,133,362
27,189	Pegasystems, Inc.	1,054,933
16,789	Progress Software Corporation	470,428
28,572	Proofpoint, Inc.[e]	2,290,332
8,470	PTC, Inc.[e]	445,268
31,784	Q2 Holdings, Inc.[e]	1,009,142
1,170	Qorvo, Inc.[e]	75,126
18,180	QUALCOMM, Inc.	971,357
2,490	Qualys, Inc.[e]	89,391
8,390	RealPage, Inc.[e]	256,734
11,320	Red Hat, Inc.[e]	858,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Information Technology (6.3%) - continued
11,710	Rubicon Project, Inc.[e]	$99,184
14,334	Rudolph Technologies, Inc.[e]	328,965
500	Ryosan Company, Ltd.	15,527
48,090	Salesforce.com, Inc.[e]	3,803,919
2,930	ScanSource, Inc.[e]	115,882
870	Seagate Technology plc	39,281
18,052	ServiceNow, Inc.[e]	1,635,872
19,020	ShoreTel, Inc.[e]	132,189
1,030	Silicon Laboratories, Inc.[e]	67,156
478	Software AG	17,243
18,800	SS&C Technologies Holdings, Inc.	604,044
16,884	Synopsys, Inc.[e]	1,061,835
3,573	Telefonaktiebolaget LM Ericsson	21,146
68,426	Teradyne, Inc.	1,941,930
1,640	Tessera Technologies, Inc.	74,128
10,610	Texas Instruments, Inc.	801,479
300	Tokyo Electron, Ltd.	31,075
3,020	Total System Services, Inc.	153,054
8,460	Trimble, Inc.[e]	250,585
6,580	Twilio Inc.[e]	189,701
9,270	Twitter, Inc.[e]	163,337
8,599	Tyler Technologies, Inc.[e]	1,255,626
5,479	Ultimate Software Group, Inc.[e]	1,061,063
2,240	Verint Systems, Inc.[e]	83,664
60,124	Virtusa Corporation[e]	1,531,960
42,800	Visa, Inc.	3,539,988
169,520	Xerox Corporation	1,174,774
39,710	Xilinx, Inc.	2,311,122

	Total	134,819,703

Materials (1.6%)
6,425	Agnico Eagle Mines, Ltd.	306,473
5,520	Air Products and Chemicals, Inc.	771,475
9,313	American Vanguard Corporation	160,184
1,166	APERAM	55,145
8,350	Ashland Global Holdings, Inc.	993,901
3,858	Avery Dennison Corporation	281,711
12,000	Axalta Coating Systems, Ltd.[e]	348,000
9,252	Balchem Corporation	788,640
5,372	Ball Corporation	409,669
35,808	Barrick Gold Corporation	660,300
22,600	Bemis Company, Inc.	1,101,072
16,405	BHP Billiton, Ltd.	332,827
9,352	BlueScope Steel, Ltd.	79,522
11,210	Boise Cascade Company[e]	278,008
7,820	Cabot Corporation	432,993
5,240	Carpenter Technology Corporation	209,705
15,100	Celanese Corporation	1,274,440
23,742	Chemtura Corporation[e]	785,860
46,090	Coeur Mining, Inc.[e]	536,949
7,650	Continental Building Products, Inc.[e]	177,863
9,429	Crown Holdings, Inc.[e]	510,769
6,800	Daicel Corporation	75,195
1,710	Domtar Corporation	74,710
8,090	Dow Chemical Company	482,407
1,311	Eagle Materials, Inc.	137,104
15,630	Eastman Chemical Company	1,211,325
11,430	Ecolab, Inc.	1,373,086
24,869	Eldorado Gold Corporation[e]	87,788
4,483	Evonik Industries AG	145,527
10,470	Ferro Corporation[e]	148,046
22,270	Ferroglobe plc	234,058
22,270	Ferroglobe Representation & Warranty Insurance Trust[e,g]	2
30,792	FMC Corporation	1,852,447
38,905	Gold Resource Corporation	209,309

Shares	Common Stock (30.3%)	Value

Materials (1.6%) - continued
24,383	Goldcorp, Inc.	$394,273
162,210	Graphic Packaging Holding Company	2,029,247
30,703	Hecla Mining Company	197,727
3,390	Huntsman Corporation	69,122
1,634	Ingevity Corporation[e]	90,834
1,540	Innophos Holdings, Inc.	74,906
5,389	Innospec, Inc.	384,505
1,290	International Flavors & Fragrances, Inc.	151,201
16,462	International Paper Company	931,749
1,300	JSR Corporation	22,281
3,110	Kadant, Inc.	191,576
17,440	KapStone Paper and Packaging Corporation	418,211
42,924	Kinross Gold Corporation[e]	167,404
3,270	Koppers Holdings, Inc.[e]	132,271
4,500	Kuraray Company, Ltd.	71,325
1,000	Kyoei Steel, Ltd.	20,166
270	LafargeHolcim, Ltd.	14,538
1,658	Martin Marietta Materials, Inc.	380,677
11,260	Materion Corporation	442,518
7,650	Methanex Corporation	382,882
4,323	Minerals Technologies, Inc.	346,488
5,500	Mitsubishi Chemical Holdings Corporation	38,362
600	Mitsubishi Materials Corporation	20,475
12,870	Mosaic Company	403,732
25,695	Myers Industries, Inc.	354,591
5,330	Neenah Paper, Inc.	437,859
20,948	Newmont Mining Corporation	759,993
200	Nippon Shokubai Company, Ltd.	13,784
19,851	Norsk Hydro ASA	113,237
5,910	Nucor Corporation	343,312
2,089	Nufarm, Ltd.	14,229
12,280	OMNOVA Solutions, Inc.[e]	111,748
5,488	Orora, Ltd.	11,875
30,697	Owens-Illinois, Inc.[e]	580,173
7,606	Packaging Corporation of America	701,121
4,780	PolyOne Corporation	163,046
870	Praxair, Inc.	103,043
590	Quaker Chemical Corporation	75,815
8,810	Rayonier Advanced Materials, Inc.	119,552
3,750	Reliance Steel & Aluminum Company	298,687
512	Rio Tinto, Ltd.	25,973
2,316	Royal Gold, Inc.	167,146
7,970	RPM International, Inc.	416,512
9,790	Schnitzer Steel Industries, Inc.	231,533
1,940	Schweitzer-Mauduit International, Inc.	86,000
6,200	Scotts Miracle-Gro Company	570,214
7,110	Sealed Air Corporation	344,835
11,630	Sensient Technologies Corporation	892,602
10,897	Silver Wheaton Corporation	241,151
9,560	Sonoco Products Company	525,322
42,579	Steel Dynamics, Inc.	1,439,596
400	Sumitomo Seika Chemicals Company, Ltd.	16,649
5,700	SunCoke Energy, Inc.[e]	50,274
19,040	Teck Resources, Ltd.	467,242
2,000	Toagosei Company, Ltd.	21,410
2,000	Tosoh Corporation	15,111
3,099	UPM-Kymmene Oyj	70,285
11,191	Verso Corporation[e]	90,535
3,499	Vulcan Materials Company	449,027
11,387	Westrock Company	607,610
36,053	Yamana Gold, Inc.	119,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Materials (1.6%) - continued
500	Yamato Kogyo Company, Ltd.	$14,951
3,509	Yara International ASA	147,959

	Total	35,116,317

Real Estate (1.0%)
33,910	AGNC Investment Corporation	633,100
12,610	American Assets Trust, Inc.	541,347
8,560	American Campus Communities, Inc.	416,187
8,330	Ares Commercial Real Estate Corporation	112,288
3,040	ARMOUR Residential REIT, Inc.	63,901
203	Befimmo SA	11,133
11,960	Bluerock Residential Growth REIT, Inc.	156,437
71,054	Brixmor Property Group, Inc.	1,714,533
5,010	Camden Property Trust	418,686
10,900	CapitaLand Retail China Trust[e]	10,982
18,500	CapitaMall Trust	25,421
24,570	CBL & Associates Properties, Inc.	266,585
65,239	Cedar Realty Trust, Inc.	392,086
25,440	Chatham Lodging Trust	512,362
11,590	City Office REIT, Inc.	145,918
17,950	Columbia Property Trust, Inc.	399,388
2,329	Cominar Real Estate Investment Trust	26,113
11,970	CoreCivic, Inc.	347,609
6,390	Corporate Office Properties Trust	203,330
32,071	Cousins Properties, Inc.	272,604
5,280	CyrusOne, Inc.	254,285
100	Daito Trust Construction Company, Ltd.	13,980
128,310	DDR Corporation	1,947,746
15,549	DEXUS Property Group	105,924
4,290	Digital Realty Trust, Inc.	461,733
15,080	Duke Realty Corporation	366,896
23,903	Easterly Government Properties, Inc.	470,889
1,900	Equity Lifestyle Properties, Inc.	140,486
7,790	Farmland Partners, Inc.	88,494
21,183	First Potomac Realty Trust	216,914
15,240	Franklin Street Properties Corporation	194,310
14,150	General Growth Properties, Inc.	351,486
6,333	H&R Real Estate Investment Trust	109,796
1,356	Hamborner REIT AG	13,103
19,610	HFF, Inc.	582,025
28,365	Host Hotels & Resorts, Inc.	512,556
2,320	Hudson Pacific Properties, Inc.	82,151
18,000	Hysan Development Company, Ltd.	82,034
14,080	InfraREIT, Inc.	232,038
12,320	Kite Realty Group Trust	295,926
15,020	LaSalle Hotel Properties	453,153
14,580	Liberty Property Trust	559,726
8,625	Life Storage, Inc.	702,506
2,000	Link REIT	13,667
4,150	Mid-America Apartment Communities, Inc.	394,043
72,516	New World Development Company, Ltd.	83,669
25,950	Orchid Island Capital, Inc.	306,989
2,510	Park Hotels & Resorts, Inc.	68,121
16,089	Pebblebrook Hotel Trust	481,222
17,420	Physicians Realty Trust	323,141
1,987	Potlatch Corporation	81,864
9,680	RE/MAX Holdings, Inc.	542,564
3,490	Realogy Holdings Corporation	90,426
29,820	Resource Capital Corporation	245,120

Shares	Common Stock (30.3%)	Value

Real Estate (1.0%) - continued
57,420	Retail Properties of America, Inc.	$859,577
8,865	SBA Communications Corporation[e]	933,130
12,200	Silver Bay Realty Trust Corporation REIT	205,570
14,110	Spirit Realty Captial, Inc.	148,437
28,565	Stockland	94,262
6,590	Store Capital Corporation	155,919
1,980	Sun Communities, Inc.	155,945
1,000	Sun Hung Kai Properties, Ltd.	13,761
28,634	Terreno Realty Corporation	778,558
12,210	Urstadt Biddle Properties, Inc.	274,115
6,360	Washington Prime Group, Inc.	61,374
925	Wereldhave NV	40,547
2,000	Wheelock and Company, Ltd.	12,156
17,300	Wing Tai Holdings, Ltd.	21,332

	Total	21,293,676

Telecommunications Services (0.2%)
13,080	AT&T, Inc.	551,453
2,430	ATN International, Inc.	195,105
6,754	Cincinnati Bell, Inc.[e]	155,004
2,558	Elisa Oyj	86,199
2,665	Freenet AG	80,122
18,900	General Communication, Inc.[e]	380,268
7,401	Inmarsat plc	56,705
38,773	KCOM Group plc	43,655
9,811	Koninklijke (Royal) KPN NV	28,265
12,669	Level 3 Communications, Inc.[e]	753,299
2,300	Nippon Telegraph & Telephone Corporation	101,596
3,200	NTT DOCOMO, Inc.	76,512
44,725	PCCW, Ltd.	27,146
2,931	Proximus SA	84,178
197	Swisscom AG	86,906
7,269	TDC ASe	38,301
4,000	Telefonica Deutschland Holding AG	16,733
2,104	Telefonica SA	20,357
2,562	Telenor ASA	40,614
16,103	Verizon Communications, Inc.	789,208
28,150	Vonage Holdings Corporation[e]	199,584

	Total	3,811,210

Utilities (0.8%)
7,080	AES Corporation	80,995
1,820	Alliant Energy Corporation	68,523
5,530	American Electric Power Company, Inc.	354,252
15,110	American States Water Company	661,516
7,040	Artesian Resources Corporation	218,451
868	ATCO, Ltd.	30,564
26,530	Avista Corporation	1,025,119
20,820	Calpine Corporation[e]	245,676
21,360	Centrica plc	60,471
5,950	Consolidated Water Company, Ltd.	61,285
14,630	DTE Energy Company	1,443,103
37,553	Dynegy, Inc.[e]	358,631
1,790	E.ON SE	13,789
1,420	El Paso Electric Company	65,178
28,924	Electricidade de Portugal SA	84,115
32,550	Eversource Energy	1,800,666
87,980	Great Plains Energy, Inc.	2,423,849
5,030	Hawaiian Electric Industries, Inc.	168,404
30,000	HK Electric Investments, Ltd.[f]	25,041
16,960	MDU Resources Group, Inc.	497,776
3,000	Middlesex Water Company	113,430
2,054	New Jersey Resources Corporation	77,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (30.3%)	Value

Utilities (0.8%) - continued
3,880	NiSource, Inc.	$86,796
2,960	NorthWestern Corporation	169,046
27,000	Osaka Gas Company, Ltd.	101,207
19,900	PG&E Corporation	1,231,611
16,930	PNM Resources, Inc.	582,392
16,910	Portland General Electric Company	737,445
13,320	Public Service Enterprise Group, Inc.	589,410
17,228	Redes Energeticas Nacionais SGPS SA	47,456
8,520	Renewable Energy Group, Inc.[e]	74,124
16,670	Southern Company	823,998
7,990	Southwest Gas Holdings, Inc.	643,754
1,180	Spire, Inc.	76,700
2,000	Toho Gas Company, Ltd.	14,962
3,922	United Utilities Group plc	45,419
34,620	Vectren Corporation	1,900,292

	Total	17,002,882

	Total Common Stock (cost $540,829,032)	648,850,773

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Asset-Backed Securities (1.1%)
	Access Group, Inc.
144,613	1.271%, 2/25/2036, Ser. 2013-1, Class Af,h	143,762
	Alm Loan Funding CLO
140,000	2.453%, 10/17/2026, Ser. 2014-11A, Class A1*,h	140,509
	AMSR Trust
425,000	2.168%, 11/17/2033, Ser. 2016-SFR1, Class Af,h	425,998
	Apidos CLO XVIII
135,000	2.453%, 7/22/2026, Ser. 2014-18A, Class A1*,h	135,237
	Ares CLO, Ltd.
359,500	2.308%, 10/12/2023, Ser. 2012-2A, Class AR*,h	359,634
	BA Credit Card Trust
250,000	1.148%, 6/15/2021, Ser. 2014-A1, Class Ah	250,599
	Babson CLO, Ltd.
140,000	2.413%, 10/17/2026, Ser. 2014-IIA, Class A*,h	140,250
	Betony CLO, Ltd.
125,000	2.256%, 4/15/2027, Ser. 2015-1A, Class AR*,h	124,372
	Birchwood Park CLO, Ltd.
140,000	2.463%, 7/15/2026, Ser. 2014-1A, Class A*,h	140,282
	BlueMountain CLO, Ltd.
140,000	2.503%, 10/15/2026, Ser. 2014-3A, Class A1*,h	140,251
	Capital One Multi-Asset Execution Trust
500,000	1.148%, 1/18/2022, Ser. 2014-A3, Class A3[h]	501,252
	Carlyle Global Market Strategies CLO, Ltd.
93,884	2.330%, 7/20/2023, Ser. 2012-2A, Class A1R*,h	93,919
150,000	2.232%, 10/15/2026, Ser. 2014-4A, Class A1R*,c,h	150,000
150,000	2.523%, 10/15/2026, Ser. 2014-4A, Class A1*,h	150,049

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Asset-Backed Securities (1.1%) - continued
	Cent CLO 16, LP
$136,020	2.136%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,h	$136,041
	Cent CLO 22, Ltd.
150,000	2.291%, 11/7/2026, Ser. 2014-22A, Class A1R*,h	149,687
	Chase Issuance Trust
175,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	175,467
150,000	1.620%, 7/15/2020, Ser. 2015-A7, Class A7	150,330
500,000	1.178%, 5/17/2021, Ser. 2016-A1, Class Ah	501,698
	Chesapeake Funding II, LLC
350,000	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	349,090
	Chesapeake Funding, LLC
31,056	1.216%, 1/7/2025, Ser. 2013-1A, Class Af,h	31,038
	Commonbond Student Loan Trust
379,010	2.730%, 10/25/2040, Ser. 2016-B, Class A1[f]	373,282
	DRB Prime Student Loan Trust
354,360	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	357,846
446,155	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	444,765
	Dryden 34 Senior Loan Fund CLO
140,000	2.453%, 10/15/2026, Ser. 2014-34A, Class A*,h	140,512
	Earnest Student Loan Program, LLC
937,676	3.020%, 5/25/2034, Ser. 2016-B, Class A2[f]	932,917
	Edlinc Student Loan Funding Trust
99,336	3.490%, 10/1/2025, Ser. 2012-A, Class AT*,h	100,647
	Enterprise Fleet Financing, LLC
9,381	0.870%, 9/20/2019, Ser. 2014-1, Class A2[f]	9,378
	Federal National Mortgage Association - Alternative Credit Enhancement Securities
500,000	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	495,670
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025, Ser. 2014-1, Class Af	176,585
	Galaxy XX CLO, Ltd.
450,000	2.480%, 7/20/2027, Ser. 2015-20A, Class A*,h	449,609
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.409%, 10/29/2026, Ser. 2014-9A, Class AR*,h	249,808
	Golub Capital Partners CLO 23M, Ltd.
400,000	2.366%, 5/5/2027, Ser. 2015- 23A, Class A1*,h	400,045
	Limerock CLO III, LLC
450,000	2.237%, 10/20/2026, Ser. 2014-3A, Class A1R*,c,g,h	450,000
450,000	2.560%, 10/20/2026, Ser. 2014-3A, Class A1*,h	449,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Asset-Backed Securities (1.1%) - continued
	Madison Park Funding XIV CLO, Ltd.
$150,000	2.480%, 7/20/2026, Ser. 2014-14A, Class A2*,h	$150,286
	Madison Park Funding, Ltd.
351,257	2.196%, 8/15/2022, Ser. 2012-9A, Class AR*,h	351,295
	Magnetite XII, Ltd.
450,000	2.353%, 4/15/2027, Ser. 2015-12A, Class AR*,h	449,777
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	412,829
400,000	3.246%, 12/15/2047	405,365
	Morgan Stanley Capital, Inc.
487,117	0.921%, 2/25/2037, Ser. 2007-NC2, Class A2FPh	290,120
	Mountain View CLO, Ltd.
450,000	2.483%, 7/15/2027, Ser. 2015-9A, Class A1A*,h	448,921
	Murray Hill Marketplace Trust
391,333	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	393,270
	NCF Dealer Floorplan Master Trust
500,000	4.027%, 3/21/2022, Ser. 2016-1A, Class A*,h	496,539
	Neuberger Berman CLO, Ltd.
100,000	2.346%, 8/4/2025, Ser. 2014-17A, Class A*,h	99,989
	NZCG Funding CLO, Ltd.
450,000	2.587%, 4/27/2027, Ser. 2015-2A, Class A1*,h	449,756
	Octagon Investment Partners XX CLO, Ltd.
140,000	2.342%, 8/12/2026, Ser. 2014-1A, Class A*,h	140,234
	OHA Loan Funding, Ltd.
450,000	2.560%, 10/20/2026, Ser. 2014-1A, Class A1*,h	452,655
	OneMain Financial Issuance Trust
300,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Af	306,018
	OZLM VIII, Ltd.
140,000	2.463%, 10/17/2026, Ser. 2014-8A, Class A1A*,h	140,275
	Race Point IX CLO, Ltd.
325,000	2.533%, 4/15/2027, Ser. 2015-9A, Class A1*,h	325,728
	Renaissance Home Equity Loan Trust
2,193,308	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	1,432,833
1,207,359	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	820,940
	Shackleton, Ltd.
450,000	2.393%, 4/15/2027, Ser. 2015-7A, Class AR*,h	449,785
	SLM Student Loan Trust
103,509	1.367%, 8/15/2022, Ser. 2013-A, Class A1[f,h]	103,566
337,726	1.171%, 3/25/2025, Ser. 2010-1, Class Ah	331,507
261,484	1.291%, 3/25/2026, Ser. 2011-1, Class A1[h]	262,138
200,000	1.817%, 5/17/2027, Ser. 2013-A, Class A2Bf,h	201,160

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Asset-Backed Securities (1.1%) - continued
	SoFi Consumer Loan Program, LLC
$567,849	3.260%, 8/25/2025, Ser. 2016-1, Class Af	$569,757
326,553	3.050%, 12/26/2025, Ser. 2016-3, Class Af	326,064
	SoFi Professional Loan Program, LLC
223,837	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	223,960
	Sunset Mortgage Loan Company, LLC
414,918	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	415,633
	Symphony CLO VIII, Ltd.
101,278	2.110%, 1/9/2023, Ser. 2012-8A, Class AR*,h	101,315
	Symphony CLO XV, Ltd.
450,000	2.473%, 10/17/2026, Ser. 2014-15A, Class A*,h	450,906
	Vericrest Opportunity Loan Transferee
298,407	3.375%, 10/25/2058, Ser. 2015-NPL3, Class A1*,i	298,623
351,510	4.250%, 3/26/2046, Ser. 2016-NPL3, Class A1[f,i]	353,511
368,457	3.500%, 9/25/2046, Ser. 2016-NP10, Class A1[f,i]	366,842
688,084	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[f,i]	684,649
1,074,429	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[f,i]	1,071,741
348,608	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[f,i]	348,592
	Voya CLO 3, Ltd.
140,000	2.458%, 7/25/2026, Ser. 2014-3A, Class A1*,h	140,450

	Total	23,687,258

Basic Materials (0.1%)
	Alcoa Nederland Holding BV
145,000	6.750%, 9/30/2024[f]	157,325
	Anglo American plc
291,000	3.625%, 5/14/2020[f]	293,183
	ArcelorMittal SA
275,000	6.500%, 3/1/2021	300,437
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	91,156
	Glencore Funding, LLC
65,000	2.083%, 4/16/2018[f,h]	64,675
	Kinross Gold Corporation
168,000	5.950%, 3/15/2024	176,274
	Novelis Corporation
100,000	5.875%, 9/30/2026[f]	101,875
	Steel Dynamics, Inc.
230,000	5.000%, 12/15/2026[f]	234,025
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026[f]	163,100

	Total	1,582,050

Capital Goods (0.2%)
	AECOM
360,000	5.875%, 10/15/2024	387,900
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[f]	269,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Capital Goods (0.2%) - continued
	Cemex Finance, LLC
$350,000	9.375%, 10/12/2022[f]	$380,730
	CNH Industrial Capital, LLC
330,000	4.375%, 11/6/2020	341,962
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	280,844
	General Electric Company
229,000	5.000%, 1/21/2021[j]	237,416
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[f]	417,500
	L3 Technologies, Inc.
168,000	3.950%, 5/28/2024	172,152
	Lockheed Martin Corporation
149,000	2.500%, 11/23/2020	150,196
168,000	4.500%, 5/15/2036	177,392
	Northrop Grumman Corporation
120,000	3.850%, 4/15/2045	113,608
	Owens-Brockway Glass Container, Inc.
375,000	5.000%, 1/15/2022[f]	387,656
	Pentair Finance SA
105,000	2.900%, 9/15/2018	106,328
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	124,731
	Reynolds Group Issuer, Inc.
330,000	5.125%, 7/15/2023[f]	338,250
	Roper Industries, Inc.
229,000	2.050%, 10/1/2018	230,025
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	125,896
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[f]	155,625
	Textron, Inc.
60,000	5.600%, 12/1/2017	61,929
150,000	7.250%, 10/1/2019	168,701
	United Rentals North America, Inc.
255,000	5.500%, 7/15/2025	264,562
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	35,106

	Total	4,927,853

Collateralized Mortgage Obligations (0.4%)
	Angel Oak Mortgage Trust I, LLC
202,444	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	201,778
	BCAP, LLC Trust
381,891	0.951%, 3/25/2037, Ser. 2007-AA1, Class 2A1[h]	355,333
	Citigroup Mortgage Loan Trust, Inc.
185,632	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	179,355
	CitiMortgage Alternative Loan Trust
592,519	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	507,895
	COLT Mortgage Loan Trust
336,343	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	336,580
	Countrywide Alternative Loan Trust
161,879	3.036%, 10/25/2035, Ser. 2005-43, Class 4A1	132,194
113,049	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	75,537
116,054	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	110,708

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Collateralized Mortgage Obligations (0.4%) - continued
$537,591	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	$458,580
489,575	7.000%, 10/25/2037, Ser. 2007-24, Class A10	260,824
	Countrywide Home Loans, Inc.
208,594	5.750%, 4/25/2037, Ser. 2007-3, Class A27	175,316
	Deutsche Alt-A Securities Mortgage Loan Trust
157,172	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	138,973
	Federal Home Loan Mortgage Corporation
848,803	4.000%, 7/15/2031, Ser.- 4104, Class KIk	98,931
392,873	3.000%, 2/15/2033, Ser.- 4170, Class IGk	47,012
	Federal National Mortgage Association
798,907	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	107,810
	J.P. Morgan Mortgage Trust
332,927	3.712%, 10/25/2036, Ser. 2006-A6, Class 1A2	303,167
493,347	1.151%, 1/25/2037, Ser. 2006-S4, Class A8[h]	275,383
582,538	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	429,245
	MASTR Alternative Loans Trust
161,495	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	161,164
293,213	1.221%, 12/25/2035, Ser. 2005-6, Class 2A1[h]	130,401
	Merrill Lynch Alternative Note Asset Trust
147,548	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	113,926
	Pretium Mortgage Credit Partners, LLC
769,052	4.375%, 11/27/2030, Ser. 2015-NPL4, Class A1*,i	774,828
	Residential Asset Securitization Trust
543,805	1.151%, 8/25/2037, Ser. 2007-A8, Class 2A3[h]	138,442
	Sequoia Mortgage Trust
328,676	4.089%, 9/20/2046, Ser. 2007-1, Class 4A1	268,202
	TBW Mortgage-Backed Trust
1,216,270	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	813,783
	WaMu Mortgage Pass Through Certificates
97,476	2.848%, 9/25/2036, Ser. 2006-AR10, Class 1A2	91,318
196,326	2.851%, 10/25/2036, Ser. 2006-AR12, Class 1A1	172,065
	Washington Mutual Mortgage Pass Through Certificates Trust
345,062	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	258,402
541,809	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Ah	406,985

	Total	7,524,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Commercial Mortgage-Backed Securities (0.3%)
	Citigroup Commercial Mortgage Trust
$199,714	1.102%, 11/10/2046	$199,094
	Commercial Mortgage Pass-Through Certificates
360,000	1.816%, 6/8/2030[f,h]	360,675
	Commercial Mortgage Trust
150,000	3.039%, 12/10/2018	153,365
	Freddie Mac Multifamily Structured Pass Through Certificates
525,000	2.776%, 3/25/2023	534,976
1,100,000	3.347%, 11/25/2026	1,136,768
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	916,705
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047	729,119
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.734%, 2/12/2049	755,261
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	328,071
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	449,198
	SCG Trust
150,000	2.354%, 11/15/2026[f,h]	150,000
	UBS Commercial Mortgage Trust
591,533	3.400%, 5/10/2045	617,090
	WFRBS Commercial Mortgage Trust
450,000	2.870%, 11/15/2045	456,266

	Total	6,786,588

Communications Services (0.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	208,301
	Altice Financing SA
295,000	6.625%, 2/15/2023[f]	308,091
	AMC Networks, Inc.
255,000	5.000%, 4/1/2024	260,100
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	95,943
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,034
210,000	3.300%, 2/15/2021	212,381
	AT&T, Inc.
65,000	5.875%, 10/1/2019	71,037
60,000	1.928%, 6/30/2020[h]	60,739
112,000	3.875%, 8/15/2021	115,740
95,000	3.000%, 6/30/2022	93,687
135,000	3.800%, 3/1/2024[c]	134,914
180,000	5.250%, 3/1/2037[c,g]	179,152
126,000	6.350%, 3/15/2040	143,058
125,000	5.550%, 8/15/2041	128,878
170,000	5.150%, 3/15/2042	167,349
95,000	4.750%, 5/15/2046	86,781
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	110,517
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[f]	427,876
	CenturyLink, Inc.
285,000	6.450%, 6/15/2021	302,812
	Charter Communications Operating, LLC
167,000	6.834%, 10/23/2055	196,162
113,000	3.579%, 7/23/2020	115,749

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Communications Services (0.6%) - continued
$168,000	4.908%, 7/23/2025	$176,154
	Clear Channel Worldwide Holdings, Inc.
280,000	6.500%, 11/15/2022	292,320
	Columbus International, Inc.
350,000	7.375%, 3/30/2021[f]	371,438
	Comcast Corporation
140,000	2.750%, 3/1/2023	138,091
360,000	4.400%, 8/15/2035	372,300
58,000	4.650%, 7/15/2042	59,644
253,000	4.750%, 3/1/2044	268,383
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[f]	76,573
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021	198,757
371,000	5.250%, 1/15/2023	403,017
	CSC Holdings, LLC
35,000	5.500%, 4/15/2027[f]	35,481
	Digicel, Ltd.
480,000	6.000%, 4/15/2021*	447,504
	FairPoint Communications, Inc.
265,000	8.750%, 8/15/2019[f]	276,263
	Frontier Communications Corporation
405,000	8.875%, 9/15/2020	431,325
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	364,615
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	132,682
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	84,235
	S&P Global, Inc.
168,000	3.300%, 8/14/2020	172,003
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	134,459
	SFR Group SA
435,000	6.000%, 5/15/2022[f]	447,506
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	234,025
	Sprint Corporation
265,000	7.625%, 2/15/2025[d]	284,544
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	98,389
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	200,786
	Time Warner, Inc.
84,000	3.600%, 7/15/2025	82,338
95,000	6.250%, 3/29/2041	111,960
	T-Mobile USA, Inc.
390,000	6.125%, 1/15/2022	412,425
	Verizon Communications, Inc.
130,000	1.763%, 6/17/2019[h]	131,162
440,000	3.000%, 11/1/2021	441,378
378,000	5.150%, 9/15/2023[d]	417,349
20,000	5.050%, 3/15/2034	20,497
117,000	4.272%, 1/15/2036	108,926
278,000	4.522%, 9/15/2048	251,113
	Viacom, Inc.
210,000	4.375%, 3/15/2043	172,038
126,000	5.850%, 9/1/2043	125,328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Communications Services (0.6%) - continued
	Vodafone Group plc
$168,000	6.150%, 2/27/2037	$188,000

	Total	11,602,309

Consumer Cyclical (0.3%)
	Argos Merger Sub, Inc.
350,000	7.125%, 3/15/2023[f]	343,875
	Automatic Data Processing, Inc.
40,000	3.375%, 9/15/2025	41,088
	Cinemark USA, Inc.
460,000	4.875%, 6/1/2023	463,404
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,206
320,000	4.875%, 7/20/2035	343,680
140,000	5.125%, 7/20/2045	153,541
	Daimler Finance North America, LLC
168,000	1.659%, 10/30/2019[f,h]	168,096
	Delphi Automotive plc
210,000	3.150%, 11/19/2020	213,604
	eBay, Inc.
85,000	2.500%, 3/9/2018	85,757
	Ford Motor Credit Company, LLC
126,000	5.000%, 5/15/2018	130,699
200,000	2.551%, 10/5/2018	201,156
200,000	2.943%, 1/8/2019	202,424
84,000	2.459%, 3/27/2020	83,130
63,000	3.200%, 1/15/2021	63,322
	General Motors Company
80,000	6.600%, 4/1/2036	92,261
155,000	6.250%, 10/2/2043	171,907
	General Motors Financial Company, Inc.
126,000	3.700%, 11/24/2020	128,956
84,000	4.200%, 3/1/2021	87,355
135,000	4.300%, 7/13/2025	134,517
	Home Depot, Inc.
64,000	2.625%, 6/1/2022	64,429
105,000	3.000%, 4/1/2026	104,099
126,000	4.250%, 4/1/2046	130,012
	Hyundai Capital America
66,000	2.400%, 10/30/2018[f]	66,269
126,000	3.000%, 10/30/2020[f]	126,486
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[d,f]	288,062
	KB Home
140,000	4.750%, 5/15/2019	142,975
	L Brands, Inc.
275,000	5.625%, 2/15/2022	288,062
	Lear Corporation
210,000	5.250%, 1/15/2025	222,831
	Lennar Corporation
60,000	4.125%, 12/1/2018	61,463
275,000	4.875%, 12/15/2023	279,813
	Live Nation Entertainment, Inc.
210,000	4.875%, 11/1/2024[f]	210,000
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	126,715
	MGM Resorts International
360,000	6.000%, 3/15/2023	387,788
	Newell Rubbermaid, Inc.
84,000	2.600%, 3/29/2019	85,040
126,000	5.500%, 4/1/2046	142,439
	Prime Security Services Borrower, LLC
390,000	9.250%, 5/15/2023[f]	422,663

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Consumer Cyclical (0.3%) - continued
	Rite Aid Corporation
$345,000	6.125%, 4/1/2023[f]	$359,231
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	43,942
74,000	4.000%, 12/31/2018	76,220
	West Corporation
290,000	5.375%, 7/15/2022[f]	279,125

	Total	7,056,642

Consumer Non-Cyclical (0.5%)
	Abbott Laboratories
84,000	2.350%, 11/22/2019	84,214
105,000	3.400%, 11/30/2023	104,751
105,000	4.750%, 11/30/2036	105,032
80,000	4.900%, 11/30/2046	80,610
	AbbVie, Inc.
110,000	2.500%, 5/14/2020	110,485
210,000	3.600%, 5/14/2025	207,191
210,000	4.450%, 5/14/2046	195,937
	Actavis Funding SCS
255,000	4.550%, 3/15/2035	251,431
126,000	4.850%, 6/15/2044	125,768
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	83,861
105,000	2.625%, 9/16/2026	98,594
	Amgen, Inc.
84,000	2.700%, 5/1/2022	83,654
125,000	3.125%, 5/1/2025	121,592
	Anheuser-Busch InBev Finance, Inc.
90,000	2.146%, 2/1/2021[h]	91,551
309,000	3.650%, 2/1/2026	311,030
336,000	4.700%, 2/1/2036	355,351
210,000	4.900%, 2/1/2046	224,866
	Anheuser-Busch InBev Worldwide, Inc.
64,000	3.750%, 1/15/2022	67,022
	BAT International Finance plc
80,000	1.473%, 6/15/2018[f,h]	80,081
	Baxter International, Inc.
105,000	2.600%, 8/15/2026	97,034
	Bayer U.S. Finance, LLC
126,000	3.375%, 10/8/2024[f]	125,874
	Biogen, Inc.
75,000	3.625%, 9/15/2022	77,269
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	82,461
125,000	3.850%, 5/15/2025	125,879
126,000	7.375%, 1/15/2040	156,718
	BRF SA
175,000	4.750%, 5/22/2024[f]	173,250
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	123,363
120,000	3.500%, 11/24/2020	122,078
	Cardinal Health, Inc.
48,000	4.900%, 9/15/2045	50,091
	Celgene Corporation
180,000	2.875%, 8/15/2020	182,831
40,000	3.550%, 8/15/2022	41,080
105,000	5.000%, 8/15/2045	108,536
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,346
	Conagra Brands, Inc.
63,000	7.125%, 10/1/2026	76,898
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[f]	95,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Consumer Non-Cyclical (0.5%) - continued
	Energizer Holdings, Inc.
$320,000	5.500%, 6/15/2025[f]	$325,600
	Envision Healthcare Corporation
365,000	5.125%, 7/1/2022[f]	371,387
	Express Scripts Holding Company
84,000	3.000%, 7/15/2023	81,072
195,000	4.500%, 2/25/2026	199,042
34,000	3.400%, 3/1/2027	31,637
	Gilead Sciences, Inc.
45,000	2.550%, 9/1/2020	45,442
210,000	2.950%, 3/1/2027	199,932
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	415,096
	H. J. Heinz Company
125,000	3.500%, 7/15/2022	127,113
	HCA, Inc.
205,000	5.250%, 6/15/2026	213,713
125,000	4.500%, 2/15/2027	123,281
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[f]	171,654
	JBS USA, LLC
275,000	5.750%, 6/15/2025[f]	281,188
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	171,610
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,244
	McKesson Corporation
75,000	4.883%, 3/15/2044	75,993
	Mead Johnson Nutrition Company
84,000	3.000%, 11/15/2020	85,135
	Medtronic plc
420,000	4.375%, 3/15/2035	439,323
	Merck & Company, Inc.
65,000	1.257%, 2/10/2020[h]	65,523
30,000	3.700%, 2/10/2045	28,419
	Mondelez International, Inc.
91,000	1.406%, 2/1/2019[h]	90,995
	Mylan NV
170,000	3.000%, 12/15/2018[f]	171,357
45,000	3.150%, 6/15/2021[f]	44,398
252,000	5.250%, 6/15/2046[f]	236,865
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	164,617
	Pernod Ricard SA
150,000	3.250%, 6/8/2026[f]	144,208
	Perrigo Finance Unlimited Company
255,000	3.500%, 3/15/2021	258,224
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017	90,368
257,000	5.700%, 8/15/2035	294,051
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	130,871
	Shire Acquisitions Investments Ireland Designated Activity Company
126,000	2.400%, 9/23/2021	122,421
126,000	3.200%, 9/23/2026	118,299
	Smithfield Foods, Inc.
80,000	2.700%, 1/31/2020[c,f]	80,294
	Tenet Healthcare Corporation
315,000	8.125%, 4/1/2022	318,150
	Teva Pharmaceutical Finance Netherlands III BV
173,000	2.200%, 7/21/2021	165,108

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Consumer Non-Cyclical (0.5%) - continued
$105,000	2.800%, 7/21/2023	$98,354
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	62,136
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	190,550
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[f]	426,787
	Zoetis, Inc.
168,000	4.700%, 2/1/2043	163,462

	Total	11,356,359

Energy (0.4%)
	Anadarko Petroleum Corporation
125,000	4.850%, 3/15/2021	134,352
	Antero Resources Corporation
290,000	5.125%, 12/1/2022	292,175
	Apache Corporation
165,000	4.750%, 4/15/2043	169,664
	Boardwalk Pipelines, LP
80,000	5.950%, 6/1/2026	88,740
90,000	4.450%, 7/15/2027	89,842
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	166,055
252,000	3.535%, 11/4/2024	255,548
45,000	3.119%, 5/4/2026	43,537
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	107,763
28,000	3.950%, 12/1/2026	27,459
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	203,877
85,000	6.250%, 3/15/2038	98,732
	Cheniere Corpus Christi Holdings, LLC
255,000	5.875%, 3/31/2025[f]	269,662
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	107,964
	CNPC General Capital, Ltd.
72,000	2.750%, 4/19/2017[f]	72,148
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018	165,915
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	284,080
115,000	4.375%, 1/15/2025	117,300
	Contura Energy, Inc.
35,000	10.000%, 8/1/2021*	37,583
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	160,037
	Devon Energy Corporation
130,000	3.250%, 5/15/2022[d]	130,335
	Ecopetrol SA
80,000	5.875%, 9/18/2023	85,677
	Enbridge Energy Partners, LP
84,000	4.375%, 10/15/2020	88,713
	Enbridge, Inc.
90,000	1.384%, 6/2/2017[h]	90,025
84,000	4.250%, 12/1/2026	86,436
	Encana Corporation
46,000	3.900%, 11/15/2021	46,868
168,000	6.500%, 2/1/2038	186,058
	Energy Transfer Partners, LP
168,000	4.650%, 6/1/2021	177,590
90,000	4.900%, 3/15/2035	87,149
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	83,523
63,000	4.850%, 7/15/2026	64,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Energy (0.4%) - continued
	Enterprise Products Operating, LLC
$48,000	5.100%, 2/15/2045	$50,642
	EQT Corporation
53,000	5.150%, 3/1/2018	54,625
55,000	8.125%, 6/1/2019	61,871
150,000	4.875%, 11/15/2021	160,285
	Exxon Mobil Corporation
70,000	4.114%, 3/1/2046	71,490
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	131,821
	Marathon Oil Corporation
126,000	2.700%, 6/1/2020	125,146
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	66,474
60,000	4.750%, 9/15/2044	53,773
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	282,342
	MPLX, LP
168,000	4.875%, 6/1/2025	176,431
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	263,125
	Noble Energy, Inc.
73,000	5.625%, 5/1/2021	75,744
	Northern Tier Energy, LLC
360,000	7.125%, 11/15/2020	373,950
	Occidental Petroleum Corporation
168,000	4.100%, 2/15/2047	162,824
	Petrobras Global Finance BV
52,000	8.375%, 5/23/2021	57,840
126,000	8.750%, 5/23/2026	142,065
	Petroleos Mexicanos
63,000	5.375%, 3/13/2022[f]	64,291
68,000	2.378%, 4/15/2025	67,943
110,000	6.750%, 9/21/2047	103,807
	Phillips 66 Partners, LP
105,000	3.550%, 10/1/2026	101,972
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	90,026
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	295,847
	Rice Energy, Inc.
275,000	6.250%, 5/1/2022	285,312
	Rowan Companies, Inc.
35,000	7.375%, 6/15/2025	36,575
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025	298,719
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[f]	66,405
105,000	4.000%, 12/21/2025[f]	109,756
	Shell International Finance BV
60,000	1.352%, 5/11/2020[h]	60,072
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	96,766
	Sunoco Logistics Partners Operations, LP
285,000	4.400%, 4/1/2021	301,830
	Tesoro Corporation
345,000	4.750%, 12/15/2023[f]	354,488
	Valero Energy Corporation
210,000	3.400%, 9/15/2026	201,579
	Weatherford International, Ltd.
315,000	8.250%, 6/15/2023[d]	321,300

	Total	9,186,743

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Financials (1.2%)
	ABN AMRO Bank NV
$200,000	4.750%, 7/28/2025[f]	$203,653
	ACE INA Holdings, Inc.
125,000	4.350%, 11/3/2045	130,503
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	81,906
84,000	4.625%, 10/30/2020	88,355
84,000	4.625%, 7/1/2022	88,108
	Aetna, Inc.
130,000	2.400%, 6/15/2021	130,515
180,000	2.800%, 6/15/2023	178,521
85,000	3.200%, 6/15/2026	84,964
130,000	4.250%, 6/15/2036	130,316
	Air Lease Corporation
75,000	2.125%, 1/15/2018	75,233
33,000	2.625%, 9/4/2018	33,301
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	182,925
200,000	4.125%, 3/30/2020	203,500
	American Express Credit Corporation
130,000	1.543%, 3/18/2019[h]	130,361
	American International Group, Inc.
55,000	3.300%, 3/1/2021	56,390
126,000	4.125%, 2/15/2024	130,932
55,000	3.900%, 4/1/2026	55,451
	Aon plc
63,000	3.875%, 12/15/2025	64,219
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	201,551
	Banco Santander Chile
155,000	1.915%, 4/11/2017[f,h]	154,814
	Bank of America Corporation
168,000	8.000%, 1/30/2018[j]	173,460
135,000	2.066%, 3/22/2018[h]	136,088
110,000	1.868%, 4/1/2019[h]	110,588
125,000	2.625%, 10/19/2020	125,183
200,000	3.300%, 1/11/2023	200,244
168,000	4.000%, 4/1/2024	172,470
170,000	4.000%, 1/22/2025	169,148
126,000	3.500%, 4/19/2026	123,839
185,000	3.824%, 1/20/2028	183,649
208,000	5.875%, 2/7/2042	250,629
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	209,713
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	55,055
	Barclays Bank plc
42,000	10.179%, 6/12/2021[f]	52,593
	Barclays plc
90,000	2.750%, 11/8/2019	90,192
260,000	3.684%, 1/10/2023	260,406
168,000	3.650%, 3/16/2025	161,766
	BB&T Corporation
55,000	1.738%, 1/15/2020[h]	55,287
	Berkshire Hathaway, Inc.
105,000	2.750%, 3/15/2023	104,870
	Caisse Centrale Desjardins du Quebec
75,000	1.704%, 1/29/2018[f,h]	75,059
	Capital One Financial Corporation
90,000	2.450%, 4/24/2019	90,710
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	419,920
	Cigna Corporation
15,000	5.375%, 2/15/2042	16,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Financials (1.2%) - continued
	CIT Group, Inc.
$355,000	5.000%, 8/15/2022	$371,863
	Citigroup, Inc.
90,000	1.779%, 4/8/2019[h]	90,303
230,000	1.800%, 1/10/2020[h]	230,349
170,000	2.700%, 3/30/2021	168,999
89,000	4.050%, 7/30/2022	92,581
235,000	4.400%, 6/10/2025	238,077
168,000	3.200%, 10/21/2026	159,245
126,000	4.125%, 7/25/2028	123,535
66,000	4.650%, 7/30/2045	68,079
	Citizens Bank NA
250,000	2.300%, 12/3/2018	251,394
	CoBank ACB
50,000	1.563%, 6/15/2022[h]	48,501
	Compass Bank
90,000	2.750%, 9/29/2019	90,033
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	73,658
	Credit Agricole SA
110,000	1.823%, 4/15/2019[f,h]	110,452
	Credit Suisse AG
73,000	5.400%, 1/14/2020	78,611
	Credit Suisse Group Funding, Ltd.
502,000	2.750%, 3/26/2020	499,669
168,000	3.750%, 3/26/2025	163,446
	Deutsche Bank AG
252,000	3.375%, 5/12/2021	250,955
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	101,979
	Discover Bank
190,000	8.700%, 11/18/2019	215,294
	Discover Financial Services
72,000	6.450%, 6/12/2017	73,225
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,233
90,000	4.375%, 6/15/2022	96,088
	ERP Operating, LP
32,000	3.375%, 6/1/2025	31,731
	European Investment Bank
165,000	1.875%, 3/15/2019	166,038
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	52,749
55,000	2.875%, 10/1/2021	55,618
	GE Capital International Funding Company
350,000	4.418%, 11/15/2035	367,140
	Goldman Sachs Group, Inc.
180,000	2.239%, 4/30/2018[h]	181,618
95,000	2.006%, 11/15/2018[h]	95,944
342,000	5.375%, 3/15/2020	370,532
75,000	2.201%, 4/23/2020[h]	75,859
336,000	5.250%, 7/27/2021	368,015
210,000	2.350%, 11/15/2021	204,157
180,000	3.000%, 4/26/2022	178,755
84,000	3.500%, 1/23/2025	83,065
145,000	4.750%, 10/21/2045	150,288
	Hartford Financial Services Group, Inc.
219,000	5.125%, 4/15/2022	242,548
	HBOS plc
213,000	6.750%, 5/21/2018[f]	224,390
	HCP, Inc.
265,000	4.000%, 12/1/2022	273,320

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Financials (1.2%) - continued
$60,000	3.400%, 2/1/2025	$57,520
	HSBC Bank plc
180,000	1.546%, 5/15/2018[f,h]	180,471
	HSBC Holdings plc
200,000	6.875%, 6/1/2021[d,j]	212,406
125,000	2.650%, 1/5/2022	122,343
200,000	3.600%, 5/25/2023	201,710
200,000	3.900%, 5/25/2026	199,927
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,196
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,971
	Icahn Enterprises, LP
180,000	6.000%, 8/1/2020	184,410
125,000	6.750%, 2/1/2024[f]	124,688
	ING Capital Funding Trust III
90,000	4.598%, 3/31/2017[h,j]	89,325
	International Lease Finance Corporation
50,000	4.625%, 4/15/2021	52,390
100,000	5.875%, 8/15/2022	110,480
	Intesa Sanpaolo SPA
170,000	5.250%, 1/12/2024	178,559
	J.P. Morgan Chase & Company
220,000	7.900%, 4/30/2018[j]	226,875
116,000	6.300%, 4/23/2019	126,591
60,000	2.250%, 1/23/2020	60,088
95,000	2.295%, 8/15/2021	93,338
210,000	4.500%, 1/24/2022	225,661
126,000	3.200%, 1/25/2023	127,062
210,000	2.700%, 5/18/2023	204,816
95,000	2.273%, 10/24/2023[h]	96,627
120,000	3.625%, 5/13/2024	121,978
240,000	3.125%, 1/23/2025	234,988
135,000	3.300%, 4/1/2026	132,009
	KeyCorp
100,000	2.900%, 9/15/2020	101,420
	Liberty Mutual Group, Inc.
84,000	4.950%, 5/1/2022[f]	91,261
	Liberty Property, LP
246,000	3.750%, 4/1/2025	246,509
	Lincoln National Corporation
84,000	8.750%, 7/1/2019	96,617
	Lloyds Bank plc
85,000	1.490%, 3/16/2018[h]	85,106
	MetLife, Inc.
125,000	4.050%, 3/1/2045	119,268
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	107,914
	Morgan Stanley
400,000	6.625%, 4/1/2018	421,933
120,000	2.318%, 4/25/2018[h]	121,318
75,000	2.177%, 1/27/2020[h]	76,015
84,000	5.550%, 7/15/2020[j]	86,205
105,000	2.500%, 4/21/2021	103,666
210,000	2.625%, 11/17/2021	206,760
65,000	4.875%, 11/1/2022	69,690
100,000	4.000%, 7/23/2025	102,060
210,000	4.350%, 9/8/2026	213,061
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	290,469
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	109,315
	National City Corporation
87,000	6.875%, 5/15/2019	96,097

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Financials (1.2%) - continued
	Park Aerospace Holdings, Ltd.
$360,000	5.500%, 2/15/2024[c,f]	$369,900
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,417
	Quicken Loans, Inc.
445,000	5.750%, 5/1/2025[f]	428,313
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,094
	Regions Bank
71,000	7.500%, 5/15/2018	75,893
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,432
126,000	3.200%, 2/8/2021	128,186
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	50,252
81,000	5.000%, 6/1/2021	88,373
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	85,656
	Royal Bank of Scotland Group plc
200,000	3.875%, 9/12/2023	194,332
	Santander Holdings USA, Inc.
115,000	3.450%, 8/27/2018	116,938
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	146,838
	Santander UK plc
48,000	3.050%, 8/23/2018	48,838
	Simon Property Group, LP
55,000	2.500%, 9/1/2020	55,401
140,000	2.750%, 2/1/2023	138,583
168,000	4.250%, 11/30/2046	164,906
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	135,470
	Standard Chartered plc
120,000	2.100%, 8/19/2019[f]	118,808
	State Street Corporation
85,000	1.809%, 8/18/2020[h]	86,407
	Sumitomo Mitsui Banking Corporation
90,000	1.603%, 1/16/2018[h]	90,112
	Sumitomo Mitsui Financial Group, Inc.
126,000	3.010%, 10/19/2026	119,822
	SunTrust Banks, Inc.
180,000	2.250%, 1/31/2020[c]	180,340
	Svenska Handelsbanken AB
120,000	1.483%, 6/17/2019[h]	120,142
	Synchrony Financial
50,000	2.111%, 2/3/2020[h]	49,449
55,000	3.750%, 8/15/2021	56,483
235,000	4.250%, 8/15/2024	240,167
	Toronto-Dominion Bank
65,000	1.889%, 12/14/2020[h]	65,876
	UBS Group Funding Jersey, Ltd.
210,000	2.950%, 9/24/2020[f]	210,115
126,000	4.125%, 9/24/2025[f]	127,194
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,097
380,000	4.625%, 7/15/2035	412,495
	USB Realty Corporation
50,000	2.169%, 1/15/2022[f,h,j]	42,125
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	110,164
	Wells Fargo & Company
75,000	1.719%, 1/30/2020[h]	75,037

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Financials (1.2%) - continued
$170,000	2.550%, 12/7/2020	$170,205
225,000	3.069%, 1/24/2023	224,679
168,000	3.450%, 2/13/2023	169,809
125,000	3.000%, 2/19/2025	120,294
175,000	3.000%, 4/22/2026	166,665
168,000	3.000%, 10/23/2026	159,405
168,000	4.900%, 11/17/2045	174,155
	Welltower, Inc.
27,000	2.250%, 3/15/2018	27,157
65,000	3.750%, 3/15/2023	66,565
55,000	4.000%, 6/1/2025	55,996

	Total	24,688,357

Foreign Government (0.1%)
	Argentina Government International Bond
162,000	5.625%, 1/26/2022[f]	162,405
150,000	7.500%, 4/22/2026[f]	156,675
48,000	6.875%, 1/26/2027[f]	47,472
	Brazil Government International Bond
220,000	7.125%, 1/20/2037	241,450
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,263
	Indonesia Government International Bond
275,000	5.250%, 1/8/2047[f]	281,601
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	124,025
	Mexico Government International Bond
100,000	4.125%, 1/21/2026	100,200
125,000	4.350%, 1/15/2047	108,131

	Total	1,297,222

Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 2/1/2032[c]	9,286,149
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,675,000	4.000%, 2/1/2047[c]	3,854,730
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,350,000	2.500%, 2/1/2032[c]	5,350,209
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
399,173	1.740%, 7/1/2043[h]	410,866
219,143	2.043%, 7/1/2043[h]	225,719
213,361	2.050%, 8/1/2043[h]	219,676
20,100,000	3.000%, 2/1/2047[c]	19,885,398
43,100,000	3.500%, 2/1/2047[c]	44,036,080
23,850,000	4.000%, 2/1/2047[c]	25,019,983
6,815,000	4.500%, 2/1/2047[c]	7,326,392

	Total	115,615,202

Technology (0.2%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,851
	Apple, Inc.
60,000	1.202%, 5/6/2020[h]	60,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Technology (0.2%) - continued
$294,000	3.200%, 5/13/2025	$294,838
126,000	4.650%, 2/23/2046	132,622
	Avnet, Inc.
125,000	3.750%, 12/1/2021	126,603
	Cisco Systems, Inc.
80,000	1.431%, 3/1/2019[h]	80,541
	CommScope Technologies Finance, LLC
245,000	6.000%, 6/15/2025[f]	261,078
	Diamond 1 Finance Corporation
105,000	3.480%, 6/1/2019[f]	107,119
83,000	5.450%, 6/15/2023[f]	89,139
63,000	6.020%, 6/15/2026[f]	68,016
126,000	8.100%, 7/15/2036[f]	152,172
84,000	8.350%, 7/15/2046[f]	104,888
	Equinix, Inc.
185,000	5.750%, 1/1/2025	195,175
	Fidelity National Information Services, Inc.
145,000	2.850%, 10/15/2018	147,183
124,000	3.625%, 10/15/2020	128,259
	First Data Corporation
185,000	5.375%, 8/15/2023[f]	190,550
	Hewlett Packard Enterprise Company
96,000	2.450%, 10/5/2017	96,495
48,000	2.850%, 10/5/2018	48,606
48,000	4.400%, 10/15/2022	50,450
	Intel Corporation
30,000	3.100%, 7/29/2022	30,776
65,000	3.700%, 7/29/2025	68,239
189,000	4.100%, 5/19/2046	187,246
	International Business Machines Corporation
168,000	4.700%, 2/19/2046[d]	183,013
	Iron Mountain, Inc.
310,000	6.000%, 8/15/2023	328,600
	Microsoft Corporation
270,000	4.750%, 11/3/2055	286,268
270,000	4.200%, 11/3/2035	278,406
150,000	3.700%, 8/8/2046	137,615
225,000	4.250%, 2/6/2047[c]	227,114
	NXP BV
145,000	3.875%, 9/1/2022[f]	147,356
	Oracle Corporation
55,000	2.500%, 5/15/2022	54,610
168,000	2.400%, 9/15/2023	162,261
160,000	2.950%, 5/15/2025	155,431
	Qualcomm, Inc.
126,000	3.000%, 5/20/2022	126,622
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[f]	214,500

	Total	4,991,645

Transportation (0.1%)
	Air Canada Pass Through Trust
46,581	3.875%, 3/15/2023[f]	44,951
	American Airlines Pass Through Trust
97,569	3.375%, 5/1/2027	95,861
	Avis Budget Car Rental, LLC
255,000	5.125%, 6/1/2022[d,f]	247,987
185,000	6.375%, 4/1/2024[d,f]	181,763
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	140,828
180,000	3.900%, 8/1/2046	174,743

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Transportation (0.1%) - continued
	Continental Airlines, Inc.
$53,803	4.150%, 4/11/2024	$55,632
	CSX Corporation
42,000	3.700%, 11/1/2023	43,588
	Delta Air Lines, Inc.
22,339	4.950%, 5/23/2019	23,344
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[f]	30,378
	J.B. Hunt Transport Services, Inc.
50,000	3.300%, 8/15/2022	50,280
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	98,666
	Virgin Australia Holdings, Ltd.
25,673	5.000%, 10/23/2023[f]	26,829
	XPO Logistics, Inc.
270,000	6.500%, 6/15/2022[f]	281,812

	Total	1,496,662

U.S. Government and Agencies (4.0%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	700,563
1,175,000	4.375%, 5/15/2040	1,452,548
6,780,000	3.000%, 5/15/2042	6,744,249
6,700,000	3.625%, 2/15/2044	7,436,739
2,878,000	2.500%, 5/15/2046	2,561,308
1,000,000	2.875%, 11/15/2046	965,547
	U.S. Treasury Bonds, TIPS
14,744,088	0.125%, 1/15/2023	14,786,595
12,088,020	0.625%, 1/15/2026	12,329,514
	U.S. Treasury Notes
800,000	0.875%, 4/15/2017[l,m]	800,631
2,200,000	0.750%, 2/15/2019	2,178,515
2,000,000	1.000%, 10/15/2019	1,978,360
2,840,000	1.500%, 10/31/2019	2,845,768
5,000,000	1.375%, 9/30/2020	4,948,045
1,750,000	1.375%, 5/31/2021	1,717,324
8,634,000	1.125%, 8/31/2021	8,355,415
120,000	1.625%, 8/15/2022	117,384
1,918,000	1.375%, 9/30/2023	1,818,130
8,700,000	1.625%, 10/31/2023	8,375,786
6,372,000	2.000%, 11/15/2026	6,122,842

	Total	86,235,263

Utilities (0.4%)
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	254,319
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	65,233
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	45,217
	Calpine Corporation
275,000	5.375%, 1/15/2023[d]	270,875
	Chesapeake Midstream Partners, LP
210,000	6.125%, 7/15/2022	216,826
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	119,830
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	118,457
105,000	4.350%, 11/15/2045	109,954
	Consolidated Edison Company of New York, Inc.
63,000	4.500%, 12/1/2045	67,033
	Consolidated Edison, Inc.
84,000	2.000%, 5/15/2021	82,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Utilities (0.4%) - continued
	Dominion Resources, Inc.
$180,000	2.962%, 7/1/2019	$182,435
	DTE Electric Company
95,000	3.700%, 3/15/2045	91,151
135,000	3.700%, 6/1/2046	129,605
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,162
	Duke Energy Corporation
175,000	2.100%, 6/15/2018	175,731
168,000	3.750%, 9/1/2046	152,384
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	120,220
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	160,721
	Dynegy, Inc.
320,000	7.375%, 11/1/2022	316,000
	Edison International
170,000	2.950%, 3/15/2023	169,336
	Emera U.S. Finance, LP
130,000	2.150%, 6/15/2019	129,885
130,000	4.750%, 6/15/2046	132,122
	Enel Finance International NV
37,000	6.250%, 9/15/2017[f]	38,011
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	284,625
	Eversource Energy
55,000	1.600%, 1/15/2018	54,938
	Exelon Corporation
90,000	5.100%, 6/15/2045	96,604
126,000	4.450%, 4/15/2046	125,179
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	131,933
50,000	2.950%, 1/15/2020	50,636
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,083
84,000	5.300%, 7/1/2043	91,877
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	132,556
225,000	6.500%, 9/1/2039	251,629
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	327,629
	Monongahela Power Company
95,000	5.400%, 12/15/2043[f]	112,019
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	149,873
	NextEra Energy Capital Holdings, Inc.
105,000	2.300%, 4/1/2019	105,995
	NiSource Finance Corporation
245,000	5.650%, 2/1/2045	289,046
	Northern States Power Company
140,000	4.125%, 5/15/2044	142,347
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	283,250
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045	91,221
	Pacific Gas & Electric Company
126,000	4.250%, 3/15/2046	128,402
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,304
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	55,163
195,000	5.000%, 3/15/2044	204,080

Principal Amount	Long-Term Fixed Income (15.3%)	Value

Utilities (0.4%) - continued
	Regency Energy Partners, LP
$168,000	5.875%, 3/1/2022	$186,314
	Sempra Energy
120,000	6.150%, 6/15/2018	127,181
60,000	2.400%, 3/15/2020	59,978
	Southern California Edison Company
35,000	2.400%, 2/1/2022	34,907
	Southern Company
170,000	1.850%, 7/1/2019	169,369
165,000	4.400%, 7/1/2046	163,287
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	61,019
	Tesoro Logistics, LP
285,000	5.250%, 1/15/2025	297,112
	TransAlta Corporation
125,000	1.900%, 6/3/2017	124,844
	Williams Partners, LP
170,000	5.100%, 9/15/2045	169,103
	Xcel Energy, Inc.
175,000	3.350%, 12/1/2026	174,824

	Total	7,926,044

	Total Long-Term Fixed Income (cost $324,790,102)	325,960,334

Shares	Preferred Stock (<0.1%)	Value

Consumer Staples (<0.1%)
130	Henkel AG & Company KGaA, 1.470%	15,870

	Total	15,870

Energy (<0.1%)
752	Alpha Natural Resources, Inc., 0.000%[e]	17,108
752	ANR Holdings, Inc., 0.000%[e]	4,700

	Total	21,808

	Total Preferred Stock (cost $17,245)	37,678

Shares	Collateral Held for Securities Loaned (0.1%)	Value

2,723,795	Thrivent Cash Management Trust	2,723,795

	Total Collateral Held for Securities Loaned (cost $2,723,795)	2,723,795

Shares or Principal Amount	Short-Term Investments (13.3%)[n]	Value

	Federal Home Loan Bank Discount Notes
300,000	0.400%, 2/1/2017[o]	300,000
100,000	0.515%, 2/9/2017[o]	99,991
7,600,000	0.529%, 3/3/2017[o]	7,596,770
200,000	0.525%, 3/8/2017[o]	199,901
400,000	0.530%, 3/15/2017[o]	399,762
2,400,000	0.530%, 3/17/2017[o]	2,398,505
1,000,000	0.530%, 3/27/2017[o]	999,235
800,000	0.530%, 3/29/2017[o]	799,365
	Thrivent Core Short-Term Reserve Fund
27,153,080	0.950%	271,530,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.3%)[n]	Value

	U.S. Treasury Bills
400,000	0.450%, 2/9/2017[m]	$399,958

	Total Short-Term Investments (cost $284,724,043)	284,724,290

	Total Investments (cost $1,959,732,697) 105.7%	$2,261,365,138

	Other Assets and Liabilities, Net (5.7%)	(121,700,398)

	Total Net Assets 100.0%	$2,139,664,740

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $25,559,022 or 1.2% of total net assets.
g	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	At January 31, 2017, $523,105 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of January 31, 2017 was $12,012,108 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost

Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	202,087
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Ares CLO, Ltd., 10/12/2023	5/15/2015	359,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	11/17/2016	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	150,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	93,884
Cent CLO 16, LP, 8/1/2024	9/5/2014	136,020
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	150,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	336,626
Contura Energy, Inc., 8/1/2021	3/28/2016	27,789
Digicel, Ltd., 4/15/2021	8/18/2014	461,208
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	358,781
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	99,972
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	450,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	351,257
Magnetite XII, Ltd., 4/15/2027	11/17/2016	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,834
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	391,322
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	490,836
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	768,323
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton, Ltd., 4/15/2027	12/16/2016	450,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	414,918
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	101,278
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	294,304
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of January 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$2,401,610
Common Stock	213,047

Total lending	$2,614,657
Gross amount payable upon return of collateral for securities loaned	$2,723,795

Net amounts due to counterparty	$109,138

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$326,199,900
Gross unrealized depreciation	(24,567,459)

Net unrealized appreciation (depreciation)	$301,632,441

Cost for federal income tax purposes	$1,959,732,697

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,214,281	–	1,214,281	–
Capital Goods	1,075,511	–	593,111	482,400
Communications Services	6,867,914	–	6,495,526	372,388
Consumer Cyclical	2,759,796	–	2,604,602	155,194
Consumer Non-Cyclical	3,739,681	–	3,739,681	–
Energy	1,372,425	–	933,277	439,148
Financials	1,561,219	–	1,561,219	–
Technology	2,425,624	–	2,181,525	244,099
Transportation	475,562	–	475,562	–
Utilities	677,060	–	677,060	–
Registered Investment Companies
Affiliated Equity Holdings	832,045,044	832,045,044	–	–
Affiliated Fixed Income Holdings	112,843,953	112,843,953	–	–
Equity Funds/ETFs	19,541,391	19,541,391	–	–
Fixed Income Funds/ETFs	12,468,807	12,468,807	–	–
Common Stock
Consumer Discretionary	76,730,373	74,940,994	1,789,379	–
Consumer Staples	20,201,097	19,114,631	1,086,466	–
Energy	75,208,287	73,991,205	1,217,082	–
Financials	106,466,412	103,447,818	3,018,594	–
Health Care	73,793,775	72,634,708	1,159,067	–
Industrials	84,407,041	82,174,851	2,232,190	–
Information Technology	134,819,703	134,438,951	380,752	–
Materials	35,116,317	33,775,489	1,340,826	2
Real Estate	21,293,676	20,615,796	677,880	–
Telecommunications Services	3,811,210	3,023,921	787,289	–
Utilities	17,002,882	16,579,858	423,024	–
Long-Term Fixed Income
Asset-Backed Securities	23,687,258	–	23,087,258	600,000
Basic Materials	1,582,050	–	1,582,050	–
Capital Goods	4,927,853	–	4,927,853	–
Collateralized Mortgage Obligations	7,524,137	–	7,524,137	–
Commercial Mortgage-Backed Securities	6,786,588	–	6,786,588	–
Communications Services	11,602,309	–	11,423,157	179,152
Consumer Cyclical	7,056,642	–	7,056,642	–
Consumer Non-Cyclical	11,356,359	–	11,356,359	–
Energy	9,186,743	–	9,186,743	–
Financials	24,688,357	–	24,688,357	–
Foreign Government	1,297,222	–	1,297,222	–
Mortgage-Backed Securities	115,615,202	–	115,615,202	–
Technology	4,991,645	–	4,991,645	–
Transportation	1,496,662	–	1,496,662	–
U.S. Government and Agencies	86,235,263	–	86,235,263	–
Utilities	7,926,044	–	7,926,044	–
Preferred Stock
Consumer Staples	15,870	–	15,870	–
Energy	21,808	–	–	21,808
Short-Term Investments	13,193,487	–	13,193,487	–

Subtotal Investments in Securities	$1,987,110,540	$1,611,637,417	$372,978,932	$2,494,191

Other Investments*	Total

Short-Term Investments	271,530,803
Collateral Held for Securities Loaned	2,723,795

Subtotal Other Investments	$274,254,598

Total Investments at Value	$2,261,365,138

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,369,855	4,369,855	–	–

Total Asset Derivatives	$4,369,855	$4,369,855	$–	$–

Liability Derivatives
Futures Contracts	642,627	642,627	–	–
Credit Default Swaps	20,690	–	20,690	–
Total Liability Derivatives	$663,317	$642,627	$20,690	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $12,094,084 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(35)	March 2017	($4,375,435)	($4,356,406)	$19,029
CBOT 5-Yr. U.S. Treasury Note	297	March 2017	35,000,514	35,006,555	6,041
CBOT U.S. Long Bond	79	March 2017	11,989,139	11,916,656	(72,483)
CME E-mini S&P Mid-Cap 400 Index	(922)	March 2017	(156,068,067)	(155,403,100)	664,967
CME S&P 500 Index	210	March 2017	118,337,572	119,411,250	1,073,678
CME Ultra Long Term U.S. Treasury Bond	(17)	March 2017	(2,763,374)	(2,731,688)	31,686
ICE mini MSCI EAFE Index	1,326	March 2017	112,018,466	114,592,920	2,574,454
NYBOT NYF mini Russell 2000 Index	412	March 2017	28,575,844	28,005,700	(570,144)
Total Futures Contracts					$3,727,228

The following table presents Moderately Aggressive Allocation Fund’s swaps contracts held as of January 31, 2017. Investments totaling $500,395 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5-Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$11,000,000	($20,690)	($20,690)
Total Credit Default Swaps				($20,690)	($20,690)

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Small Cap Stock	$33,543,209	$1,559,397	$–	1,689,533	$38,622,729	$166,948
Mid Cap Stock	121,927,424	5,417,048	–	5,287,742	138,908,981	513,889
Partner Worldwide Allocation	206,760,515	4,791,265	–	21,804,906	212,161,734	4,791,265
Large Cap Growth	138,569,427	756,043	–	15,496,629	146,443,143	–
Large Cap Value	169,446,299	8,451,155	–	9,066,625	187,769,810	2,809,269
Large Cap Stock	101,539,892	4,439,354	–	4,235,748	108,138,647	1,583,610
High Yield	19,216,252	267,491	–	4,093,054	19,728,519	278,072
Income	59,358,880	588,622	–	6,482,600	58,537,876	502,090
Limited Maturity Bond	34,533,782	154,212	–	2,779,546	34,577,558	154,023
Cash Management Trust-Collateral Investment	2,585,839	17,752,143	17,614,187	2,723,795	2,723,795	12,486
Core Short-Term Reserve	231,631,678	134,446,135	94,547,010	27,153,080	271,530,803	552,634
Total Value and Income Earned	$1,119,113,197				$1,219,143,595	$11,364,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value

Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$203,803	10.000%, 10/5/2021	$205,433
	Fortescue Metals Group, Ltd., Term Loan
322,510	3.750%, 6/30/2019	324,490
	Ineos US Finance, LLC, Term Loan
930,840	3.750%, 12/15/2020	933,558
	Tronox Pigments BV, Term Loan
544,988	4.500%, 3/19/2020	546,803

	Total	2,010,284

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
338,043	4.000%, 12/13/2019	320,137
	Advanced Disposal Services, Inc., Term Loan
271,333	3.500%, 11/10/2023	273,756
	Berry Plastics Corporation, Term Loan
440,000	3.287%, 1/19/2024[b,c]	442,750
	Cortes NP Acquisition Corporation, Term Loan
850,000	6.029%, 11/30/2023	854,250

	Total	1,890,893

Communications Services (0.6%)
	Altice US Finance I Corporation, Term Loan
504,259	3.778%, 1/15/2025	509,720
	Beasley Broadcast Group, Inc., Term Loan
216,906	7.000%, 11/1/2023	217,177
	Cengage Learning Acquisitions, Term Loan
696,500	5.250%, 6/7/2023	646,874
	Charter Communications Operating, LLC, Term Loan
240,000	0.000%, 7/1/2020[b,c]	240,487
235,000	0.000%, 1/3/2021[b,c]	235,261
	FairPoint Communications, Inc., Term Loan
583,414	7.500%, 2/14/2019	589,102
	Grande Communications Networks, LLC, Term Loan
627,274	6.250%, 5/29/2020	632,762
	Hargray Communications Group, Inc., Term Loan
570,655	4.750%, 6/26/2019	576,122
	Integra Telecom Holdings, Inc., Term Loan
368,472	5.270%, 8/14/2020	368,749
194,057	9.750%, 2/12/2021	193,937
	Intelsat Jackson Holdings SA, Term Loan
198,591	3.750%, 6/30/2019	195,340
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	4.523%, 1/7/2022	900,855
	LTS Buyer, LLC, Term Loan
592,278	4.248%, 4/13/2020	595,240
	Mediacom Illinois, LLC, Term Loan
210,000	0.000%, 2/19/2024[b,c]	210,590
	NEP Broadcasting, LLC, Term Loan
62,857	10.000%, 7/22/2020	63,564

Principal Amount	Bank Loans (1.9%)[a]	Value

Communications Services (0.6%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$814,065	4.250%, 1/22/2020	$816,442
	Sprint Communications, Inc., Term Loan
625,000	0.000%, 2/2/2024[b,c]	625,781
	Syniverse Holdings, Inc., Term Loan
554,934	4.000%, 4/23/2019	497,776
	TNS, Inc., Term Loan
334,471	5.000%, 2/14/2020	337,257
	Univision Communications, Inc., Term Loan
704,572	4.000%, 3/1/2020	706,137
	Virgin Media Bristol, LLC, Term Loan
475,000	3.517%, 1/31/2025	477,674
	WideOpenWest Finance, LLC, Term Loan
523,688	4.500%, 8/18/2023	525,798
	Yankee Cable Acquisition, LLC, Term Loan
453,585	6.000%, 3/1/2020	453,585
	Zayo Group, LLC, Term Loan
193,750	0.000%, 1/13/2024[b,c]	195,285
401,250	0.000%, 1/19/2024[b,c]	404,428

	Total	11,215,943

Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
1,017,693	5.000%, 8/1/2021	1,022,466
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	3.530%, 8/13/2021	496,284
	Ceridian HCM Holding, Inc., Term Loan
264,183	4.539%, 9/15/2020	263,192
	Four Seasons Holdings, Inc., Term Loan
330,000	3.998%, 11/30/2023	334,023
	Golden Nugget, Inc., Term Loan
264,775	4.539%, 11/21/2019	267,423
	Golden Nugget, Inc., Term Loan Delayed Draw
113,475	4.500%, 11/21/2019	114,610
	IMG Worldwide, Inc., Term Loan
584,000	5.290%, 5/6/2021	585,752
300,000	8.290%, 5/6/2022	300,375
	Mohegan Tribal Gaming Authority, Term Loan
423,937	5.500%, 10/13/2023	428,100
	Scientific Games International, Inc., Term Loan
267,419	6.000%, 10/18/2020	269,758
893,469	6.008%, 10/1/2021	899,616

	Total	4,981,599

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
248,780	4.247%, 12/21/2022	250,492
451,220	4.061%, 6/22/2023	453,814
	CHS/Community Health Systems, Inc., Term Loan
655,774	4.000%, 1/27/2021	619,569
	JBS USA LUX SA, Term Loan
730,000	0.000%, 10/30/2022[b,c]	731,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
	Mallinckrodt International Finance SA, Term Loan
$197,975	3.748%, 3/19/2021	$198,371
	McGraw-Hill Global Education Holdings, LLC, Term Loan
597,000	5.000%, 5/4/2022	565,407
	MultiPlan, Inc., Term Loan
334,063	5.000%, 6/7/2023	338,727
	Ortho-Clinical Diagnostics, Inc., Term Loan
737,291	4.750%, 6/30/2021	731,452
	PetSmart, Inc., Term Loan
198,987	4.000%, 3/11/2022	197,087
	Valeant Pharmaceuticals International, Inc., Term Loan
1,273,637	5.530%, 4/1/2022[b,c]	1,278,578

	Total	5,365,015

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
290,463	6.750%, 5/29/2020	292,763
	Expro Holdings UK 2, Ltd., Term Loan
342,125	5.750%, 9/2/2021	304,635
	Houston Fuel Oil Terminal, LLC, Term Loan
615,825	4.250%, 8/19/2021	609,667
	McJunkin Red Man Corporation, Term Loan
276,368	5.000%, 11/8/2019	277,175
	MEG Energy Corporation, Term Loan
235,000	0.000%, 12/31/2023[b,c]	235,736
	Pacific Drilling SA, Term Loan
419,775	4.500%, 6/3/2018	209,887
	Targa Resources Partners, LP, Term Loan
131,419	5.750%, 2/27/2022	132,733
	Western Refining, Inc., Term Loan
223,500	5.500%, 6/23/2023	224,479

	Total	2,287,075

Financials (0.1%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
340,000	0.000%, 7/20/2020[b,c]	344,373
	DJO Finance, LLC, Term Loan
394,000	4.250%, 6/7/2020	383,756
	Harland Clarke Holdings Corporation, Term Loan
111,000	6.993%, 8/4/2019	110,861
	MoneyGram International, Inc., Term Loan
615,930	4.250%, 3/27/2020	614,969
	Sable International Finance, Ltd., Term Loan
495,000	5.528%, 12/30/2022	500,391
	Trans Union, LLC, Term Loan
290,000	0.000%, 4/9/2023[b,c]	291,270
	WaveDivision Holdings, LLC, Term Loan
584,363	4.040%, 10/15/2019	586,922

	Total	2,832,542

Technology (0.2%)
	First Data Corporation, Term Loan
335,948	3.775%, 3/24/2021	337,890

Principal Amount	Bank Loans (1.9%)[a]	Value

Technology (0.2%) - continued
$1,215,107	3.775%, 7/8/2022	$1,223,212
	Harland Clarke Holdings Corporation, Term Loan
432,250	7.000%, 12/31/2019	431,709
	Micron Technologies, Inc., Term Loan
149,250	4.530%, 4/26/2022	151,221
	ON Semiconductor Corporation, Term Loan
763,087	4.028%, 3/31/2023	771,039
	Rackspace Hosting, LLC, Term Loan
445,000	4.500%, 11/3/2023	448,498
	SS&C European Holdings SARL, Term Loan
338,521	4.028%, 7/8/2022	341,605
32,487	4.028%, 7/8/2022	32,783
	Western Digital Corporation, Term Loan
711,425	4.526%, 4/29/2023	716,761
	Xerox Business Services, LLC, Term Loan
415,000	6.251%, 12/7/2023	422,088

	Total	4,876,806

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
379,678	5.250%, 8/5/2019	373,508
	XPO Logistics, Inc., Term Loan
386,530	4.250%, 11/1/2021	388,946

	Total	762,454

Utilities (0.1%)
	Calpine Corporation, Term Loan
623,418	0.000%, 1/15/2024[b,c]	626,211
	Intergen NV, Term Loan
315,857	5.500%, 6/12/2020	309,540
	Talen Energy Supply, LLC, Term Loan
247,140	6.000%, 12/6/2023[b,c]	251,003

	Total	1,186,754

	Total Bank Loans (cost $37,530,559)	37,409,365

Shares	Registered Investment Companies (39.6%)	Value

Affiliated Equity Holdings (28.0%)
12,198,433	Thrivent Large Cap Growth Fund	115,275,188
1,656,712	Thrivent Large Cap Stock Fund	42,295,846
7,718,917	Thrivent Large Cap Value Fund	159,858,778
3,445,235	Thrivent Mid Cap Stock Fund	90,506,311
11,690,111	Thrivent Partner Worldwide Allocation Fund	113,744,776
1,108,903	Thrivent Small Cap Stock Fund	25,349,533

	Total	547,030,432

Affiliated Fixed Income Holdings (10.3%)
7,160,757	Thrivent High Yield Fund	34,514,848
11,717,310	Thrivent Income Fund	105,807,311
4,989,038	Thrivent Limited Maturity Bond Fund	62,063,634

	Total	202,385,793

Equity Funds/ETFs (0.6%)
970	iShares MSCI EAFE Index Fund	57,841
11,939	iShares Russell 2000 Growth Index Fund	1,865,349
5,177	iShares Russell 2000 Index Fund	700,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Registered Investment Companies (39.6%)	Value

Equity Funds/ETFs (0.6%) - continued
1,590	iShares Russell 2000 Value Index Fund	$187,509
2,790	Materials Select Sector SPDR Fund	144,968
36,015	SPDR S&P 500 ETF Trust	8,194,493
10,410	SPDR S&P Biotech ETF	675,609
650	SPDR S&P MidCap 400 ETF Trust	199,355

	Total	12,025,210

Fixed Income Funds/ETFs (0.7%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,102,800
37,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,435,830
3,466	iShares J.P. Morgan USD Emerging Markets Bond ETF[d]	388,643
18,450	PowerShares Senior Loan Portfolio	429,885
73,600	Vanguard Short-Term Corporate Bond ETF	5,860,032

	Total	13,217,190

	Total Registered Investment Companies (cost $602,875,258)	774,658,625

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Asset-Backed Securities (1.7%)
	Access Group, Inc.
120,511	1.271%, 2/25/2036, Ser. 2013-1, Class Ae,f	119,801
	Alm Loan Funding CLO
210,000	2.453%, 10/17/2026, Ser. 2014-11A, Class A1*,f	210,764
	AMSR Trust
725,000	2.168%, 11/17/2033, Ser. 2016-SFR1, Class Ae,f	726,703
	Apidos CLO XVIII
215,000	2.453%, 7/22/2026, Ser. 2014-18A, Class A1*,f	215,378
	Ares CLO, Ltd.
419,417	2.308%, 10/12/2023, Ser. 2012-2A, Class AR*,f	419,573
	BA Credit Card Trust
300,000	1.148%, 6/15/2021, Ser. 2014-A1, Class Af	300,719
	Babson CLO, Ltd.
210,000	2.413%, 10/17/2026, Ser. 2014-IIA, Class A*,f	210,375
	Betony CLO, Ltd.
190,000	2.256%, 4/15/2027, Ser. 2015-1A, Class AR*,f	189,046
	Birchwood Park CLO, Ltd.
210,000	2.463%, 7/15/2026, Ser. 2014-1A, Class A*,f	210,423
	BlueMountain CLO, Ltd.
210,000	2.503%, 10/15/2026, Ser. 2014-3A, Class A1*,f	210,377
	Capital One Multi-Asset Execution Trust
400,000	1.148%, 1/18/2022, Ser. 2014-A3, Class A3[f]	401,002
	Carlyle Global Market Strategies CLO, Ltd.
134,567	2.330%, 7/20/2023, Ser. 2012-2A, Class A1R*,f	134,618

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Asset-Backed Securities (1.7%) - continued
$200,000	2.232%, 10/15/2026, Ser. 2014-4A, Class A1R*,c,f	$200,000
200,000	2.523%, 10/15/2026, Ser. 2014-4A, Class A1*,f	200,065
	Cent CLO 16, LP
204,030	2.136%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,f	204,062
	Cent CLO 22, Ltd.
200,000	2.291%, 11/7/2026, Ser. 2014-22A, Class A1R*,f	199,582
	Chase Issuance Trust
250,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	250,667
175,000	1.620%, 7/15/2020, Ser. 2015-A7, Class A7	175,385
350,000	1.178%, 5/17/2021, Ser. 2016-A1, Class Af	351,188
	Chesapeake Funding, LLC
77,641	1.216%, 1/7/2025, Ser. 2013-1A, Class Ae,f	77,594
	Commonbond Student Loan Trust
639,578	2.730%, 10/25/2040, Ser. 2016-B, Class A1[e]	629,913
	DRB Prime Student Loan Trust
669,347	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	675,931
713,848	2.890%, 6/25/2040, Ser. 2016-B, Class A2[e]	711,623
	Dryden 34 Senior Loan Fund CLO
210,000	2.453%, 10/15/2026, Ser. 2014-34A, Class A*,f	210,768
	Earnest Student Loan Program, LLC
815,371	3.020%, 5/25/2034, Ser. 2016-B, Class A2[e]	811,232
	Edlinc Student Loan Funding Trust
38,079	3.490%, 10/1/2025, Ser. 2012-A, Class AT*,f	38,581
	Enterprise Fleet Financing, LLC
9,381	0.870%, 9/20/2019, Ser. 2014-1, Class A2[e]	9,378
	Federal National Mortgage Association - Alternative Credit Enhancement Securities
850,000	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	842,638
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ae	227,039
	Galaxy XX CLO, Ltd.
650,000	2.480%, 7/20/2027, Ser. 2015-20A, Class A*,f	649,436
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.409%, 10/29/2026, Ser. 2014-9A, Class AR*,f	249,808
	Golub Capital Partners CLO 23M, Ltd.
600,000	2.366%, 5/5/2027, Ser. 2015- 23A, Class A1*,f	600,067
	Limerock CLO III, LLC
650,000	2.237%, 10/20/2026, Ser. 2014-3A, Class A1R*,c,f,g	650,000
650,000	2.560%, 10/20/2026, Ser. 2014-3A, Class A1*,f	649,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Asset-Backed Securities (1.7%) - continued
	Madison Park Funding XIV CLO, Ltd.
$230,000	2.480%, 7/20/2026, Ser. 2014-14A, Class A2*,f	$230,438
	Madison Park Funding, Ltd.
636,653	2.196%, 8/15/2022, Ser. 2012-9A, Class AR*,f	636,721
	Magnetite XII, Ltd.
650,000	2.353%, 4/15/2027, Ser. 2015-12A, Class AR*,f	649,678
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	722,451
700,000	3.246%, 12/15/2047	709,388
	Morgan Stanley Capital, Inc.
908,660	0.921%, 2/25/2037, Ser. 2007-NC2, Class A2FPf	541,186
	Mountain View CLO, Ltd.
675,000	2.483%, 7/15/2027, Ser. 2015-9A, Class A1A*,f	673,381
	Murray Hill Marketplace Trust
683,882	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	687,268
	NCF Dealer Floorplan Master Trust
1,000,000	4.027%, 3/21/2022, Ser. 2016-1A, Class A*,f	993,078
	Neuberger Berman CLO, Ltd.
150,000	2.346%, 8/4/2025, Ser. 2014-17A, Class A*,f	149,983
	NZCG Funding CLO, Ltd.
675,000	2.587%, 4/27/2027, Ser. 2015-2A, Class A1*,f	674,634
	Octagon Investment Partners XX CLO, Ltd.
210,000	2.342%, 8/12/2026, Ser. 2014-1A, Class A*,f	210,352
	OHA Loan Funding, Ltd.
650,000	2.560%, 10/20/2026, Ser. 2014-1A, Class A1*,f	653,834
	OneMain Financial Issuance Trust
525,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ae	535,531
	OZLM VIII, Ltd.
210,000	2.463%, 10/17/2026, Ser. 2014-8A, Class A1A*,f	210,412
	Race Point IX CLO, Ltd.
490,000	2.533%, 4/15/2027, Ser. 2015-9A, Class A1*,f	491,097
	Renaissance Home Equity Loan Trust
1,311,933	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[h]	892,045
	Shackleton, Ltd.
675,000	2.393%, 4/15/2027, Ser. 2015-7A, Class AR*,f	674,678
	SLM Student Loan Trust
84,306	1.367%, 7/15/2022, Ser. 2014-A, Class A1[e,f]	84,396
77,904	1.367%, 8/15/2022, Ser. 2013-A, Class A1[e,f]	77,947
155,874	1.171%, 3/25/2025, Ser. 2010-1, Class Af	153,003
75,000	1.817%, 5/17/2027, Ser. 2013-A, Class A2Be,f	75,435
	SoFi Consumer Loan Program, LLC
811,213	3.260%, 8/25/2025, Ser. 2016-1, Class Ae	813,939

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Asset-Backed Securities (1.7%) - continued
$1,119,609	3.050%, 12/26/2025, Ser. 2016-3, Class Ae	$1,117,933
	SoFi Professional Loan Program, LLC
400,550	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	400,771
1,500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Be	1,488,923
	Sunset Mortgage Loan Company, LLC
726,107	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,h	727,359
	Symphony CLO VIII, Ltd.
151,918	2.110%, 1/9/2023, Ser. 2012- 8A, Class AR*,f	151,973
	Symphony CLO XV, Ltd.
650,000	2.473%, 10/17/2026, Ser. 2014-15A, Class A*,f	651,309
	Vericrest Opportunity Loan Transferee
532,870	3.375%, 10/25/2058, Ser. 2015-NPL3, Class A1*,h	533,255
876,358	4.250%, 2/26/2046, Ser. 2016-NPL1, Class A1[e,h]	881,235
644,435	4.250%, 3/26/2046, Ser. 2016-NPL3, Class A1[e,h]	648,105
638,659	3.500%, 9/25/2046, Ser. 2016-NP10, Class A1[e,h]	635,859
1,904,669	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[e,h]	1,899,904
595,911	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[e,h]	595,884
	Volvo Financial Equipment, LLC
133,676	0.820%, 4/16/2018, Ser. 2014-1A, Class A3[e]	133,578
	Voya CLO 3, Ltd.
210,000	2.458%, 7/25/2026, Ser. 2014-3A, Class A1*,f	210,675

	Total	33,580,940

Basic Materials (0.1%)
	Alcoa Nederland Holding BV
250,000	6.750%, 9/30/2024[e]	271,250
	Anglo American plc
512,000	3.625%, 5/14/2020[e]	515,840
	ArcelorMittal SA
325,000	6.500%, 3/1/2021	355,062
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[e]	136,735
	Glencore Funding, LLC
100,000	2.083%, 4/16/2018[e,f]	99,500
	Kinross Gold Corporation
304,000	5.950%, 3/15/2024	318,972
	Novelis Corporation
175,000	5.875%, 9/30/2026[e]	178,281
	Steel Dynamics, Inc.
385,000	5.000%, 12/15/2026[e]	391,737
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026[e]	295,133

	Total	2,562,510

Capital Goods (0.4%)
	AECOM
590,000	5.875%, 10/15/2024	635,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Capital Goods (0.4%) - continued
	Building Materials Corporation of America
$460,000	6.000%, 10/15/2025[e]	$485,875
	Cemex Finance, LLC
580,000	9.375%, 10/12/2022[e]	630,924
	CNH Industrial NV
450,000	4.500%, 8/15/2023	450,270
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	331,906
	General Electric Company
415,000	5.000%, 1/21/2021[i]	430,251
	Huntington Ingalls Industries, Inc.
600,000	5.000%, 12/15/2021[e]	626,250
	L3 Technologies, Inc.
312,000	3.950%, 5/28/2024	319,711
	Lockheed Martin Corporation
267,000	2.500%, 11/23/2020	269,143
304,000	4.500%, 5/15/2036	320,994
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	265,087
	Owens-Brockway Glass Container, Inc.
615,000	5.000%, 1/15/2022[e]	635,756
	Pentair Finance SA
325,000	2.900%, 9/15/2018	329,111
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	225,475
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[e]	584,250
	Roper Industries, Inc.
363,000	2.050%, 10/1/2018	364,625
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	227,811
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[e]	202,312
	Textron, Inc.
190,000	5.600%, 12/1/2017	196,108
250,000	7.250%, 10/1/2019	281,169
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	451,312
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	75,228

	Total	8,339,293

Collateralized Mortgage Obligations (0.7%)
	Alternative Loan Trust
245,330	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	213,171
	Angel Oak Mortgage Trust I, LLC
323,911	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	322,844
	BCAP, LLC Trust
597,742	0.951%, 3/25/2037, Ser. 2007-AA1, Class 2A1[f]	556,174
	Citigroup Mortgage Loan Trust, Inc.
348,061	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	336,291
	CitiMortgage Alternative Loan Trust
1,152,120	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	987,574
	COLT Mortgage Loan Trust
600,613	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	601,035

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Collateralized Mortgage Obligations (0.7%) - continued
	Countrywide Alternative Loan Trust
$384,464	3.036%, 10/25/2035, Ser. 2005-43, Class 4A1	$313,960
380,211	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	304,690
217,601	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	207,578
1,096,685	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	935,502
1,016,239	7.000%, 10/25/2037, Ser. 2007-24, Class A10	541,407
	Countrywide Home Loans, Inc.
417,187	5.750%, 4/25/2037, Ser. 2007-3, Class A27	350,633
	Deutsche Alt-A Securities Mortgage Loan Trust
314,345	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	277,946
	Federal Home Loan Mortgage Corporation
1,491,140	4.000%, 7/15/2031, Ser.- 4104, Class KIj	173,798
883,963	3.000%, 2/15/2033, Ser.- 4170, Class IGj	105,778
	Federal National Mortgage Association
1,775,349	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	239,578
	J.P. Morgan Mortgage Trust
198,706	3.251%, 6/25/2036, Ser. 2006-A4, Class 1A2	172,698
104,040	3.712%, 10/25/2036, Ser. 2006-A6, Class 1A2	94,740
789,355	1.151%, 1/25/2037, Ser. 2006-S4, Class A8[f]	440,614
1,028,008	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	757,490
	MASTR Alternative Loans Trust
303,991	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	303,367
533,115	1.221%, 12/25/2035, Ser. 2005-6, Class 2A1[f]	237,093
	Merrill Lynch Alternative Note Asset Trust
276,652	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	213,612
	Pretium Mortgage Credit Partners, LLC
1,452,653	4.375%, 11/27/2030, Ser. 2015-NPL4, Class A1*,h	1,463,564
	Residential Asset Securitization Trust
929,000	1.151%, 8/25/2037, Ser. 2007-A8, Class 2A3[f]	236,504
	TBW Mortgage-Backed Trust
2,269,979	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	1,518,799
	WaMu Mortgage Pass Through Certificates
97,476	2.848%, 9/25/2036, Ser. 2006-AR10, Class 1A2	91,318
361,527	2.851%, 10/25/2036, Ser. 2006-AR12, Class 1A1	316,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Collateralized Mortgage Obligations (0.7%) -continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$598,108	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$447,897
939,136	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Af	705,441

	Total	13,467,946

Commercial Mortgage-Backed Securities (0.7%)
	Citigroup Commercial Mortgage Trust
359,486	1.102%, 11/10/2046	358,369
	Commercial Mortgage Pass-Through Certificates
300,000	1.816%, 6/8/2030[e,f]	300,563
	Commercial Mortgage Trust
250,000	3.039%, 12/10/2018	255,609
	Freddie Mac Multifamily Structured Pass Through Certificates
900,000	2.776%, 3/25/2023	917,101
1,850,000	3.347%, 11/25/2026	1,911,837
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,629,698
	GS Mortgage Securities Trust
13,805	2.999%, 8/10/2044	13,797
1,200,000	3.666%, 9/10/2047	1,249,918
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.734%, 2/12/2049	1,208,417
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	605,669
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	748,663
	SCG Trust
200,000	2.354%, 11/15/2026[e,f]	200,000
	UBS Commercial Mortgage Trust
1,084,477	3.400%, 5/10/2045	1,131,331
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	514,880
	WFRBS Commercial Mortgage Trust
835,000	2.870%, 11/15/2045	846,628

	Total	11,892,480

Communications Services (1.1%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	356,304
	Altice Financing SA
470,000	6.625%, 2/15/2023[e]	490,856
	AMC Networks, Inc.
440,000	5.000%, 4/1/2024	448,800
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	268,640
	American Tower Corporation
25,000	2.800%, 6/1/2020	25,043
380,000	3.300%, 2/15/2021	384,308
	AT&T, Inc.
164,000	5.875%, 10/1/2019	179,231
90,000	1.928%, 6/30/2020[f]	91,109
286,000	3.875%, 8/15/2021	295,551
230,000	3.000%, 6/30/2022	226,821
235,000	3.800%, 3/1/2024[c]	234,850
315,000	5.250%, 3/1/2037[c,g]	313,516

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Communications Services (1.1%) - continued
$228,000	6.350%, 3/15/2040	$258,867
285,000	5.550%, 8/15/2041	293,843
325,000	5.150%, 3/15/2042	319,933
152,000	4.750%, 5/15/2046	138,849
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[e]	256,198
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[e]	641,814
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[e]	211,938
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	494,062
	Charter Communications Operating, LLC
304,000	6.834%, 10/23/2055	357,086
191,000	3.579%, 7/23/2020	195,647
316,000	4.908%, 7/23/2025	331,337
	Clear Channel Worldwide Holdings, Inc.
570,000	6.500%, 11/15/2022	595,080
	Columbus International, Inc.
575,000	7.375%, 3/30/2021[e]	610,219
	Comcast Corporation
250,000	2.750%, 3/1/2023	246,591
630,000	4.400%, 8/15/2035	651,525
145,000	4.650%, 7/15/2042	149,111
473,000	4.750%, 3/1/2044	501,760
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[e]	157,650
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	363,036
514,000	5.250%, 1/15/2023	558,358
	CSC Holdings, LLC
65,000	5.500%, 4/15/2027[e]	65,894
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*	722,532
	FairPoint Communications, Inc.
445,000	8.750%, 8/15/2019[e]	463,912
	Frontier Communications Corporation
655,000	8.875%, 9/15/2020	697,575
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	602,628
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	209,229
	Neptune Finco Corporation
365,000	10.875%, 10/15/2025[e]	434,350
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	154,596
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	311,243
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[e]	174,298
	SFR Group SA
700,000	6.000%, 5/15/2022[e]	720,125
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	396,825
	Sprint Corporation
305,000	7.625%, 2/15/2025[d]	327,494
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	255,609
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	475,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Communications Services (1.1%) - continued
	Time Warner, Inc.
$152,000	3.600%, 7/15/2025	$148,993
215,000	6.250%, 3/29/2041	253,383
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	708,525
	Verizon Communications, Inc.
165,000	1.763%, 6/17/2019[f]	166,475
390,000	3.000%, 11/1/2021	391,221
684,000	5.150%, 9/15/2023[d]	755,202
144,000	5.050%, 3/15/2034	147,578
242,000	4.272%, 1/15/2036	225,300
543,000	4.522%, 9/15/2048	490,483
	Viacom, Inc.
380,000	4.375%, 3/15/2043	311,307
228,000	5.850%, 9/1/2043	226,785
	Vodafone Group plc
304,000	6.150%, 2/27/2037	340,191

	Total	20,825,297

Consumer Cyclical (0.6%)
	Argos Merger Sub, Inc.
560,000	7.125%, 3/15/2023[e]	550,200
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	112,992
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	780,735
	CVS Health Corporation
60,000	2.250%, 8/12/2019	60,309
565,000	4.875%, 7/20/2035	606,810
250,000	5.125%, 7/20/2045	274,180
	Daimler Finance North America, LLC
304,000	1.659%, 10/30/2019[e,f]	304,175
	Delphi Automotive plc
380,000	3.150%, 11/19/2020	386,522
	eBay, Inc.
150,000	2.500%, 3/9/2018	151,335
	Ford Motor Credit Company, LLC
228,000	5.000%, 5/15/2018	236,503
320,000	2.551%, 10/5/2018	321,849
300,000	2.943%, 1/8/2019	303,636
152,000	2.459%, 3/27/2020	150,425
114,000	3.200%, 1/15/2021	114,582
	General Motors Company
145,000	6.600%, 4/1/2036	167,224
280,000	6.250%, 10/2/2043	310,542
	General Motors Financial Company, Inc.
228,000	3.700%, 11/24/2020	233,348
152,000	4.200%, 3/1/2021	158,071
360,000	4.300%, 7/13/2025	358,713
	Home Depot, Inc.
152,000	2.625%, 6/1/2022	153,019
190,000	3.000%, 4/1/2026	188,370
228,000	4.250%, 4/1/2046	235,260
	Hyundai Capital America
123,000	2.400%, 10/30/2018[e]	123,501
228,000	3.000%, 10/30/2020[e]	228,880
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[e]	235,175
270,000	5.625%, 2/1/2023[d,e]	282,825
	KB Home
358,000	4.750%, 5/15/2019	365,607
	L Brands, Inc.
270,000	5.625%, 2/15/2022	282,825

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Consumer Cyclical (0.6%) - continued
	Lear Corporation
$380,000	5.250%, 1/15/2025	$403,218
	Lennar Corporation
270,000	4.125%, 12/1/2018	276,583
320,000	4.875%, 12/15/2023	325,600
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[e]	469,688
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	228,086
	MGM Resorts International
590,000	6.000%, 3/15/2023	635,542
	Newell Rubbermaid, Inc.
156,000	2.600%, 3/29/2019	157,931
234,000	5.500%, 4/1/2046	264,530
	Prime Security Services Borrower, LLC
635,000	9.250%, 5/15/2023[e]	688,181
	Rite Aid Corporation
565,000	6.125%, 4/1/2023[e]	588,306
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	133,920
132,000	4.000%, 12/31/2018	135,960
	West Corporation
475,000	5.375%, 7/15/2022[e]	457,187

	Total	12,442,345

Consumer Non-Cyclical (1.1%)
	Abbott Laboratories
152,000	2.350%, 11/22/2019	152,386
190,000	3.400%, 11/30/2023	189,549
180,000	4.750%, 11/30/2036	180,054
147,000	4.900%, 11/30/2046	148,121
	AbbVie, Inc.
260,000	2.500%, 5/14/2020	261,147
390,000	3.600%, 5/14/2025	384,784
400,000	4.450%, 5/14/2046	373,212
	Actavis Funding SCS
470,000	4.550%, 3/15/2035	463,421
228,000	4.850%, 6/15/2044	227,580
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	151,749
190,000	2.625%, 9/16/2026	178,408
	Amgen, Inc.
152,000	2.700%, 5/1/2022	151,374
150,000	3.125%, 5/1/2025	145,910
	Anheuser-Busch InBev Finance, Inc.
165,000	2.146%, 2/1/2021[f]	167,843
575,000	3.650%, 2/1/2026	578,778
608,000	4.700%, 2/1/2036	643,016
390,000	4.900%, 2/1/2046	417,609
	Anheuser-Busch InBev Worldwide, Inc.
152,000	3.750%, 1/15/2022	159,178
	BAT International Finance plc
120,000	1.473%, 6/15/2018[e,f]	120,121
	Baxter International, Inc.
190,000	2.600%, 8/15/2026	175,585
	Bayer U.S. Finance, LLC
228,000	3.375%, 10/8/2024[e]	227,771
	Biogen, Inc.
240,000	3.625%, 9/15/2022	247,259
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	120,943
175,000	3.850%, 5/15/2025	176,231
228,000	7.375%, 1/15/2040	283,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Consumer Non-Cyclical (1.1%) - continued
	BRF SA
$315,000	4.750%, 5/22/2024[e]	$311,850
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	246,726
204,000	3.500%, 11/24/2020	207,532
	Cardinal Health, Inc.
114,000	4.900%, 9/15/2045	118,966
	Celgene Corporation
340,000	2.875%, 8/15/2020	345,348
65,000	3.550%, 8/15/2022	66,755
190,000	5.000%, 8/15/2045	196,398
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	80,553
	Conagra Brands, Inc.
117,000	7.125%, 10/1/2026	142,811
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	332,800
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[e]	342,963
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[e]	549,450
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[e]	635,938
	Express Scripts Holding Company
152,000	3.000%, 7/15/2023	146,702
355,000	4.500%, 2/25/2026	362,359
61,000	3.400%, 3/1/2027	56,760
	Gilead Sciences, Inc.
65,000	2.550%, 9/1/2020	65,638
380,000	2.950%, 3/1/2027	361,782
	Grifols Worldwide Operations, Ltd.
600,000	5.250%, 4/1/2022	622,644
	H. J. Heinz Company
275,000	3.500%, 7/15/2022	279,649
	HCA, Inc.
305,000	5.250%, 6/15/2026	317,963
270,000	4.500%, 2/15/2027	266,288
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[e]	368,551
	JBS USA, LLC
325,000	5.750%, 6/15/2025[e]	332,313
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	318,704
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,366
	McKesson Corporation
175,000	4.883%, 3/15/2044	177,316
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	154,054
	Medtronic plc
760,000	4.375%, 3/15/2035	794,966
	Merck & Company, Inc.
100,000	1.257%, 2/10/2020[f]	100,805
70,000	3.700%, 2/10/2045	66,311
	Mondelez International, Inc.
118,000	1.406%, 2/1/2019[f]	117,994
	Mylan NV
305,000	3.000%, 12/15/2018[e]	307,434
65,000	3.150%, 6/15/2021[e]	64,131
456,000	5.250%, 6/15/2046[e]	428,614
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	293,958
	Pernod Ricard SA
250,000	3.250%, 6/8/2026[e]	240,347

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Consumer Non-Cyclical (1.1%) - continued
	Perrigo Finance Unlimited Company
$470,000	3.500%, 3/15/2021	$475,942
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017	166,679
481,000	5.700%, 8/15/2035	550,345
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[e]	229,528
	Shire Acquisitions Investments Ireland Designated Activity Company
228,000	2.400%, 9/23/2021	221,523
228,000	3.200%, 9/23/2026	214,065
	Smithfield Foods, Inc.
135,000	2.700%, 1/31/2020[c,e]	135,495
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	606,000
	Teva Pharmaceutical Finance Netherlands III BV
314,000	2.200%, 7/21/2021	299,676
190,000	2.800%, 7/21/2023	177,975
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	115,396
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	221,450
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[e]	677,619
	Zoetis, Inc.
304,000	4.700%, 2/1/2043	295,789

	Total	20,626,835

Energy (0.8%)
	Anadarko Petroleum Corporation
225,000	4.850%, 3/15/2021	241,833
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	478,562
	Apache Corporation
300,000	4.750%, 4/15/2043	308,480
	Boardwalk Pipelines, LP
150,000	5.950%, 6/1/2026	166,388
155,000	4.450%, 7/15/2027	154,728
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	318,946
463,000	3.535%, 11/4/2024	469,519
85,000	3.119%, 5/4/2026	82,236
	Buckeye Partners, LP
226,000	2.650%, 11/15/2018	227,611
50,000	3.950%, 12/1/2026	49,034
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	316,009
150,000	6.250%, 3/15/2038	174,232
	Cheniere Corpus Christi Holdings, LLC
430,000	5.875%, 3/31/2025[e]	454,725
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	215,928
	CNPC General Capital, Ltd.
140,000	2.750%, 4/19/2017[e]	140,288
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018	301,663
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	280,462
190,000	4.375%, 1/15/2025	193,800
	Contura Energy, Inc.
67,000	10.000%, 8/1/2021*	71,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Energy (0.8%) - continued
	Crestwood Midstream Partners, LP
$150,000	6.125%, 3/1/2022	$154,875
	Devon Energy Corporation
230,000	3.250%, 5/15/2022[d]	230,593
	Ecopetrol SA
125,000	5.875%, 9/18/2023	133,870
	Enbridge Energy Partners, LP
152,000	4.375%, 10/15/2020	160,529
	Enbridge, Inc.
115,000	1.384%, 6/2/2017[f]	115,032
152,000	4.250%, 12/1/2026	156,408
	Encana Corporation
84,000	3.900%, 11/15/2021	85,586
304,000	6.500%, 2/1/2038	336,677
	Energy Transfer Partners, LP
304,000	4.650%, 6/1/2021	321,353
215,000	4.900%, 3/15/2035	208,190
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	152,306
115,000	4.850%, 7/15/2026	118,287
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	208,899
	EQT Corporation
165,000	5.150%, 3/1/2018	170,058
160,000	8.125%, 6/1/2019	179,989
175,000	4.875%, 11/15/2021	186,999
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	127,661
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	236,179
	Marathon Oil Corporation
228,000	2.700%, 6/1/2020	226,455
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	117,608
119,000	4.750%, 9/15/2044	106,649
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[e]	277,209
	MPLX, LP
304,000	4.875%, 6/1/2025	319,256
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	431,525
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	223,081
	Northern Tier Energy, LLC
620,000	7.125%, 11/15/2020	644,025
	Occidental Petroleum Corporation
304,000	4.100%, 2/15/2047	294,634
	Petrobras Global Finance BV
96,000	8.375%, 5/23/2021	106,781
228,000	8.750%, 5/23/2026	257,070
	Petroleos Mexicanos
114,000	5.375%, 3/13/2022[e]	116,337
102,000	2.378%, 4/15/2025	101,914
205,000	6.750%, 9/21/2047	193,458
	Phillips 66 Partners, LP
190,000	3.550%, 10/1/2026	184,520
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	158,869
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	349,638
	Rice Energy, Inc.
460,000	6.250%, 5/1/2022	477,250
	Rowan Companies, Inc.
60,000	7.375%, 6/15/2025	62,700

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Energy (0.8%) - continued
	Sabine Pass Liquefaction, LLC
$325,000	5.625%, 3/1/2025	$353,031
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[e]	117,486
190,000	4.000%, 12/21/2025[e]	198,606
	Shell International Finance BV
90,000	1.352%, 5/11/2020[f]	90,108
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	213,903
	Sunoco Logistics Partners Operations, LP
505,000	4.400%, 4/1/2021	534,821
	Tesoro Corporation
560,000	4.750%, 12/15/2023[e]	575,400
	Valero Energy Corporation
380,000	3.400%, 9/15/2026	364,762
	Weatherford International, Ltd.
575,000	8.250%, 6/15/2023[d]	586,500

	Total	15,613,476

Financials (2.3%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[e]	305,480
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	234,906
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	153,575
152,000	4.625%, 10/30/2020	159,881
152,000	4.625%, 7/1/2022	159,434
	Aetna, Inc.
235,000	2.400%, 6/15/2021	235,931
305,000	2.800%, 6/15/2023	302,494
155,000	3.200%, 6/15/2026	154,935
235,000	4.250%, 6/15/2036	235,572
	Air Lease Corporation
175,000	2.125%, 1/15/2018	175,544
50,000	2.625%, 9/4/2018	50,455
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	213,412
400,000	4.125%, 3/30/2020	407,000
	American Express Credit Corporation
165,000	1.543%, 3/18/2019[f]	165,459
	American International Group, Inc.
80,000	3.300%, 3/1/2021	82,022
228,000	4.125%, 2/15/2024	236,925
100,000	3.900%, 4/1/2026	100,819
	Aon plc
114,000	3.875%, 12/15/2025	116,206
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	327,520
	Banco Santander Chile
200,000	1.915%, 4/11/2017[e,f]	199,760
	Bank of America Corporation
312,000	8.000%, 1/30/2018[i]	322,140
205,000	2.066%, 3/22/2018[f]	206,652
140,000	1.868%, 4/1/2019[f]	140,748
265,000	2.625%, 10/19/2020	265,388
285,000	3.300%, 1/11/2023	285,348
312,000	4.000%, 4/1/2024	320,302
310,000	4.000%, 1/22/2025	308,447
230,000	3.500%, 4/19/2026	226,056
325,000	3.824%, 1/20/2028	322,626
389,000	5.875%, 2/7/2042	468,724
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	379,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Financials (2.3%) - continued
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
$80,000	2.850%, 9/8/2021[e]	$80,080
	Barclays Bank plc
78,000	10.179%, 6/12/2021[e]	97,672
	Barclays plc
210,000	2.750%, 11/8/2019	210,448
450,000	3.684%, 1/10/2023	450,702
315,000	3.650%, 3/16/2025	303,311
	BB&T Corporation
85,000	1.738%, 1/15/2020[f]	85,443
	Berkshire Hathaway, Inc.
190,000	2.750%, 3/15/2023	189,765
	Caisse Centrale Desjardins du Quebec
115,000	1.704%, 1/29/2018[e,f]	115,091
	Capital One Financial Corporation
180,000	2.450%, 4/24/2019	181,420
	Centene Escrow Corporation
600,000	5.625%, 2/15/2021	629,880
	Cigna Corporation
215,000	5.375%, 2/15/2042	242,755
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	607,550
	Citigroup, Inc.
115,000	1.779%, 4/8/2019[f]	115,388
400,000	1.800%, 1/10/2020[f]	400,606
315,000	2.700%, 3/30/2021	313,145
188,000	4.050%, 7/30/2022	195,565
555,000	4.400%, 6/10/2025	562,268
304,000	3.200%, 10/21/2026	288,157
228,000	4.125%, 7/25/2028	223,540
120,000	4.650%, 7/30/2045	123,781
	Citizens Bank NA
380,000	2.300%, 12/3/2018	382,119
	CoBank ACB
85,000	1.563%, 6/15/2022[f]	82,451
	Compass Bank
210,000	2.750%, 9/29/2019	210,076
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
182,000	3.950%, 11/9/2022	186,192
	Credit Agricole SA
140,000	1.823%, 4/15/2019[e,f]	140,575
250,000	3.375%, 1/10/2022[e]	250,169
	Credit Suisse AG
152,000	5.400%, 1/14/2020	163,683
	Credit Suisse Group Funding, Ltd.
841,000	2.750%, 3/26/2020	837,095
304,000	3.750%, 3/26/2025	295,760
	Deutsche Bank AG
468,000	3.375%, 5/12/2021	466,060
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	346,727
	Discover Bank
355,000	8.700%, 11/18/2019	402,260
	Discover Financial Services
144,000	6.450%, 6/12/2017	146,450
	Duke Realty, LP
70,000	3.875%, 2/15/2021	72,878
210,000	4.375%, 6/15/2022	224,205
	ERP Operating, LP
75,000	3.375%, 6/1/2025	74,370
	European Investment Bank
215,000	1.875%, 3/15/2019	216,352

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Financials (2.3%) - continued
	Fifth Third Bancorp
$164,000	2.875%, 7/27/2020	$166,362
80,000	2.875%, 10/1/2021	80,899
	GE Capital International Funding Company
625,000	4.418%, 11/15/2035	655,606
	Goldman Sachs Group, Inc.
150,000	2.239%, 4/30/2018[f]	151,348
120,000	2.006%, 11/15/2018[f]	121,193
726,000	5.375%, 3/15/2020	786,569
115,000	2.201%, 4/23/2020[f]	116,317
608,000	5.250%, 7/27/2021	665,933
380,000	2.350%, 11/15/2021	369,426
310,000	3.000%, 4/26/2022	307,855
152,000	3.500%, 1/23/2025	150,308
245,000	4.750%, 10/21/2045	253,934
	Hartford Financial Services Group, Inc.
368,000	5.125%, 4/15/2022	407,570
	HBOS plc
400,000	6.750%, 5/21/2018[e]	421,390
	HCP, Inc.
480,000	4.000%, 12/1/2022	495,070
140,000	3.400%, 2/1/2025	134,212
	HSBC Bank plc
275,000	1.546%, 5/15/2018[e,f]	275,719
	HSBC Holdings plc
320,000	3.400%, 3/8/2021	326,032
300,000	6.875%, 6/1/2021[d,i]	318,610
250,000	2.650%, 1/5/2022	244,687
230,000	3.600%, 5/25/2023	231,966
275,000	3.900%, 5/25/2026	274,900
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,588
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,971
	Icahn Enterprises, LP
305,000	6.000%, 8/1/2020	312,472
205,000	6.750%, 2/1/2024[e]	204,488
	ING Capital Funding Trust III
200,000	4.598%, 3/31/2017[f,i]	198,500
	International Lease Finance Corporation
75,000	4.625%, 4/15/2021	78,585
150,000	5.875%, 8/15/2022	165,720
	Intesa Sanpaolo SPA
325,000	5.250%, 1/12/2024	341,362
	J.P. Morgan Chase & Company
369,000	7.900%, 4/30/2018[i]	380,531
267,000	6.300%, 4/23/2019	291,377
90,000	2.250%, 1/23/2020	90,132
180,000	2.295%, 8/15/2021	176,850
400,000	4.500%, 1/24/2022	429,830
228,000	3.200%, 1/25/2023	229,922
385,000	2.700%, 5/18/2023	375,496
165,000	2.273%, 10/24/2023[f]	167,826
280,000	3.625%, 5/13/2024	284,615
550,000	3.125%, 1/23/2025	538,515
250,000	3.300%, 4/1/2026	244,461
	KeyBank NA
250,000	2.350%, 3/8/2019	251,848
	KeyCorp
350,000	2.900%, 9/15/2020	354,971
	Kookmin Bank
250,000	1.625%, 8/1/2019[e]	246,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Financials (2.3%) - continued
	Liberty Mutual Group, Inc.
$152,000	4.950%, 5/1/2022[e]	$165,140
	Liberty Property, LP
435,000	3.750%, 4/1/2025	435,900
	Lincoln National Corporation
151,000	8.750%, 7/1/2019	173,680
	Lloyds Bank plc
130,000	1.490%, 3/16/2018[f]	130,161
	MetLife, Inc.
290,000	4.050%, 3/1/2045	276,703
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.190%, 9/13/2021	243,208
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[e]	215,829
	Morgan Stanley
420,000	6.625%, 4/1/2018	443,030
100,000	2.318%, 4/25/2018[f]	101,098
115,000	2.177%, 1/27/2020[f]	116,557
152,000	5.550%, 7/15/2020[i]	155,990
190,000	2.500%, 4/21/2021	187,585
380,000	2.625%, 11/17/2021	374,137
180,000	4.875%, 11/1/2022	192,988
300,000	4.000%, 7/23/2025	306,181
450,000	4.350%, 9/8/2026	456,559
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	464,750
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	178,878
	National City Corporation
236,000	6.875%, 5/15/2019	260,678
	Park Aerospace Holdings, Ltd.
590,000	5.500%, 2/15/2024[c,e]	606,225
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,607
	Quicken Loans, Inc.
725,000	5.750%, 5/1/2025[e]	697,812
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,283
	Regions Bank
250,000	7.500%, 5/15/2018	267,229
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	250,863
112,000	3.200%, 2/8/2021	113,943
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	120,606
209,000	5.000%, 6/1/2021	228,024
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[e]	110,849
	Royal Bank of Scotland Group plc
300,000	3.875%, 9/12/2023	291,498
	Santander Holdings USA, Inc.
210,000	3.450%, 8/27/2018	213,538
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	265,706
	Santander UK plc
144,000	3.050%, 8/23/2018	146,514
	Simon Property Group, LP
85,000	2.500%, 9/1/2020	85,620
320,000	2.750%, 2/1/2023	316,761
304,000	4.250%, 11/30/2046	298,401
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[e]	175,609
	Standard Chartered plc
250,000	2.100%, 8/19/2019[e]	247,517

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Financials (2.3%) - continued
	State Street Corporation
$129,000	1.809%, 8/18/2020[f]	$131,136
	Sumitomo Mitsui Banking Corporation
140,000	1.603%, 1/16/2018[f]	140,174
	Sumitomo Mitsui Financial Group, Inc.
228,000	3.010%, 10/19/2026	216,820
	SunTrust Banks, Inc.
310,000	2.250%, 1/31/2020[c]	310,586
	Svenska Handelsbanken AB
180,000	1.483%, 6/17/2019[f]	180,213
	Synchrony Financial
75,000	2.111%, 2/3/2020[f]	74,173
85,000	3.750%, 8/15/2021	87,293
430,000	4.250%, 8/15/2024	439,454
	Toronto-Dominion Bank
115,000	1.889%, 12/14/2020[f]	116,550
	UBS Group Funding Jersey, Ltd.
380,000	2.950%, 9/24/2020[e]	380,209
228,000	4.125%, 9/24/2025[e]	230,160
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	56,723
685,000	4.625%, 7/15/2035	743,576
	USB Realty Corporation
80,000	2.169%, 1/15/2022[e,f,i]	67,400
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	282,990
	Wells Fargo & Company
115,000	1.719%, 1/30/2020[f]	115,056
305,000	2.550%, 12/7/2020	305,368
340,000	3.069%, 1/24/2023	339,515
304,000	3.450%, 2/13/2023	307,274
285,000	3.000%, 2/19/2025	274,270
325,000	3.000%, 4/22/2026	309,520
304,000	3.000%, 10/23/2026	288,448
300,000	4.900%, 11/17/2045	310,991
	Welltower, Inc.
80,000	2.250%, 3/15/2018	80,465
152,000	3.750%, 3/15/2023	155,660
160,000	4.000%, 6/1/2025	162,896

	Total	45,405,299

Foreign Government (0.1%)
	Argentina Government International Bond
276,000	5.625%, 1/26/2022[e]	276,690
225,000	7.500%, 4/22/2026[e]	235,013
74,000	6.875%, 1/26/2027[e]	73,186
	Brazil Government International Bond
390,000	7.125%, 1/20/2037	428,025
	Colombia Government International Bond
250,000	3.875%, 4/25/2027	245,000
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	115,403
	Indonesia Government International Bond
475,000	5.250%, 1/8/2047[e]	486,402
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[e]	188,518
	Mexico Government International Bond
200,000	4.125%, 1/21/2026[d]	200,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Foreign Government (0.1%) - continued
$200,000	4.350%, 1/15/2047	$173,010

	Total	2,421,647

Mortgage-Backed Securities (10.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,837,500	3.000%, 2/1/2032[c]	15,224,667
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,787,500	4.000%, 2/1/2047[c]	9,217,263
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,475,000	2.500%, 2/1/2032[c]	6,475,253
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
570,247	1.740%, 7/1/2043[f]	586,952
1,043,540	2.043%, 7/1/2043[f]	1,074,851
995,685	2.050%, 8/1/2043[f]	1,025,154
33,050,000	3.000%, 2/1/2047[c]	32,697,135
71,450,000	3.500%, 2/1/2047[c]	73,001,808
44,550,000	4.000%, 2/1/2047[c]	46,735,440
10,509,000	4.500%, 2/1/2047[c]	11,297,586

	Total	197,336,109

Technology (0.5%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	91,110
	Apple, Inc.
90,000	1.202%, 5/6/2020[f]	90,004
532,000	3.200%, 5/13/2025	533,516
228,000	4.650%, 2/23/2046	239,983
	Avnet, Inc.
225,000	3.750%, 12/1/2021	227,885
	Cisco Systems, Inc.
120,000	1.431%, 3/1/2019[f]	120,812
	CommScope Technologies Finance, LLC
420,000	6.000%, 6/15/2025[e]	447,563
	Diamond 1 Finance Corporation
190,000	3.480%, 6/1/2019[e]	193,835
152,000	5.450%, 6/15/2023[e]	163,242
117,000	6.020%, 6/15/2026[e]	126,315
228,000	8.100%, 7/15/2036[e]	275,358
152,000	8.350%, 7/15/2046[e]	189,797
	Equinix, Inc.
540,000	5.750%, 1/1/2025	569,700
	Fidelity National Information Services, Inc.
310,000	2.850%, 10/15/2018	314,667
225,000	3.625%, 10/15/2020	232,728
	First Data Corporation
315,000	5.375%, 8/15/2023[e]	324,450
	Hewlett Packard Enterprise Company
344,000	2.450%, 10/5/2017	345,773
172,000	2.850%, 10/5/2018	174,170
172,000	4.400%, 10/15/2022	180,780
	Intel Corporation
45,000	3.100%, 7/29/2022	46,165
205,000	3.700%, 7/29/2025	215,216
351,000	4.100%, 5/19/2046	347,742

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Technology (0.5%) - continued
	International Business Machines Corporation
$312,000	4.700%, 2/19/2046[d]	$339,880
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	561,800
	Microsoft Corporation
475,000	4.750%, 11/3/2055	503,619
475,000	4.200%, 11/3/2035	489,789
260,000	3.700%, 8/8/2046	238,533
380,000	4.250%, 2/6/2047[c]	383,570
	NXP BV
395,000	3.875%, 9/1/2022[e]	401,419
	Oracle Corporation
85,000	2.500%, 5/15/2022	84,397
312,000	2.400%, 9/15/2023	301,342
380,000	2.950%, 5/15/2025	369,150
	Qualcomm, Inc.
234,000	3.000%, 5/20/2022	235,155
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[e]	348,563

	Total	9,708,028

Transportation (0.2%)
	Air Canada Pass Through Trust
74,530	3.875%, 3/15/2023[e]	71,921
	American Airlines Pass Through Trust
329,875	3.375%, 5/1/2027	324,103
	Avis Budget Car Rental, LLC
425,000	5.125%, 6/1/2022[d,e]	413,312
305,000	6.375%, 4/1/2024[d,e]	299,662
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	321,087
325,000	3.900%, 8/1/2046	315,508
	Continental Airlines, Inc.
157,270	4.150%, 4/11/2024	162,617
	CSX Corporation
126,000	3.700%, 11/1/2023	130,763
	Delta Air Lines, Inc.
58,080	4.950%, 5/23/2019	60,694
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[e]	85,059
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	75,420
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	229,883
	Virgin Australia Holdings, Ltd.
42,789	5.000%, 10/23/2023[e]	44,714
	XPO Logistics, Inc.
445,000	6.500%, 6/15/2022[e]	464,469

	Total	2,999,212

U.S. Government and Agencies (7.9%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	700,562
1,175,000	4.375%, 5/15/2040	1,452,548
560,000	3.000%, 5/15/2042	557,047
6,720,000	3.625%, 2/15/2044	7,458,938
6,056,000	2.500%, 5/15/2046	5,389,604
2,500,000	2.875%, 11/15/2046	2,413,867
	U.S. Treasury Bonds, TIPS
7,215,192	0.125%, 1/15/2023	7,235,993
5,993,220	0.625%, 1/15/2026	6,112,953
	U.S. Treasury Notes
300,000	0.875%, 4/15/2017[k]	300,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

U.S. Government and Agencies (7.9%) - continued
$8,575,000	0.875%, 3/31/2018	$8,569,641
7,770,000	1.000%, 11/30/2018	7,746,325
4,010,000	0.750%, 2/15/2019	3,970,838
3,900,000	1.000%, 10/15/2019	3,857,802
19,010,000	1.500%, 10/31/2019[k,l]	19,048,609
24,000,000	1.375%, 9/30/2020	23,750,616
1,500,000	1.375%, 5/31/2021	1,471,992
5,053,000	1.125%, 8/31/2021	4,889,960
1,000,000	2.125%, 9/30/2021	1,010,273
19,000,000	2.125%, 6/30/2022	19,100,928
1,865,000	1.625%, 8/15/2022	1,824,349
304,000	1.375%, 9/30/2023	288,171
10,800,000	1.625%, 10/31/2023	10,397,527
5,400,000	2.250%, 11/15/2024	5,364,565
11,194,000	2.000%, 11/15/2026	10,756,292

	Total	153,669,637

Utilities (0.7%)
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	481,498
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	100,359
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	105,506
	Calpine Corporation
325,000	5.375%, 1/15/2023[d]	320,125
	Chesapeake Midstream Partners, LP
390,000	6.125%, 7/15/2022	402,677
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	216,835
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	274,821
190,000	4.350%, 11/15/2045	198,964
	Consolidated Edison Company of New York, Inc.
114,000	4.500%, 12/1/2045	121,298
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	152,675
	Dominion Resources, Inc.
300,000	2.962%, 7/1/2019	304,058
	DTE Electric Company
215,000	3.700%, 3/15/2045	206,290
245,000	3.700%, 6/1/2046	235,209
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,259
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	216,902
304,000	3.750%, 9/1/2046	275,742
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	210,385
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	293,080
	Dynegy, Inc.
395,000	7.375%, 11/1/2022	390,063
	Edison International
300,000	2.950%, 3/15/2023	298,828
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019	234,793
235,000	4.750%, 6/15/2046	238,835
	Enel Finance International NV
108,000	6.250%, 9/15/2017[e]	110,952
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	336,375

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Utilities (0.7%) - continued
	Eversource Energy
$85,000	1.600%, 1/15/2018	$84,905
	Exelon Corporation
165,000	5.100%, 6/15/2045	177,108
234,000	4.450%, 4/15/2046	232,475
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	264,939
75,000	2.950%, 1/15/2020	75,953
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	87,033
152,000	5.300%, 7/1/2043	166,253
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	234,522
380,000	6.500%, 9/1/2039	424,973
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	608,453
	Monongahela Power Company
210,000	5.400%, 12/15/2043[e]	247,622
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	299,747
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	196,847
	NiSource Finance Corporation
435,000	5.650%, 2/1/2045	513,204
	Northern States Power Company
315,000	4.125%, 5/15/2044	320,281
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	278,100
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045	199,545
	Pacific Gas & Electric Company
228,000	4.250%, 3/15/2046	232,346
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,744
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	107,262
365,000	5.000%, 3/15/2044	381,996
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	337,139
	Sempra Energy
350,000	6.150%, 6/15/2018	370,945
95,000	2.400%, 3/15/2020	94,964
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,854
	Southern Company
315,000	1.850%, 7/1/2019	313,832
300,000	4.400%, 7/1/2046	296,885
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	103,263
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	512,500
	Tesoro Logistics, LP
470,000	5.250%, 1/15/2025	489,975
	TransAlta Corporation
245,000	1.900%, 6/3/2017	244,694
	Williams Partners, LP
305,000	5.100%, 9/15/2045	303,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.0%)	Value

Utilities (0.7%) - continued
	Xcel Energy, Inc.
$305,000	3.350%, 12/1/2026	$304,693

	Total	14,437,971

	Total Long-Term Fixed Income (cost $564,387,138)	565,329,025

Shares	Common Stock (23.2%)	Value

Consumer Discretionary (2.7%)
18,219	Aaron’s, Inc.	563,696
7,930	Abercrombie & Fitch Company	92,067
2,850	Amazon.com, Inc.[m]	2,346,918
14,425	American Axle & Manufacturing Holdings, Inc.[m]	294,270
7,132	American Public Education, Inc.[m]	173,308
50,905	Aramark	1,722,625
3,890	Armstrong Flooring, Inc.[m]	81,807
4,620	Ascent Capital Group, Inc.[m]	71,564
18,740	Barnes & Noble, Inc.	191,148
15,830	Beazer Homes USA, Inc.[m]	225,736
3,085	Berkeley Group Holdings plc	108,961
7,250	Big 5 Sporting Goods Corporation	111,650
6,370	Bloomin’ Brands, Inc.	108,991
4,857	Boot Barn Holdings, Inc.[m]	52,698
13,470	BorgWarner, Inc.	549,980
5,090	Boyd Gaming Corporation[m]	103,429
4,600	Bridgestone Corporation	168,709
17,023	Brunswick Corporation	1,018,997
2,834	Bunzl plc	74,706
9,486	Burlington Stores, Inc.[m]	793,978
8,460	Caleres, Inc.	260,145
15,930	Callaway Golf Company	180,487
17,190	Carter’s, Inc.	1,439,662
2,126	Cedar Fair, LP	132,939
3,850	Cheesecake Factory, Inc.	232,001
750	Chipotle Mexican Grill, Inc.[m]	316,080
2,700	Chuy’s Holdings, Inc.[m]	79,380
3,070	Cinemark Holdings, Inc.	130,475
4,550	ClubCorp Holdings, Inc.	75,075
690	Columbia Sportswear Company	37,515
36,400	Comcast Corporation	2,745,288
13,964	Core-Mark Holding Company, Inc.	487,763
11,142	CSS Industries, Inc.	274,316
13,155	Culp, Inc.	423,591
3,100	D.R. Horton, Inc.	92,721
18,990	Dana, Inc.	382,459
19,512	Delphi Automotive plc	1,367,011
4,400	Denso Corporation	190,540
3,260	DeVry Education Group, Inc.	109,210
2,839	Discovery Communications, Inc., Class Am	80,486
2,240	Discovery Communications, Inc., Class Cm	62,070
6,250	DISH Network Corporation[m]	369,812
3,910	Dollar General Corporation	288,636
18,454	Dollar Tree, Inc.[m]	1,424,464
1,973	Domino’s Pizza, Inc.	344,367
16,220	DSW, Inc.	343,215
20,586	Duluth Holdings, Inc.[m]	465,655
8,060	Etsy, Inc.[m]	101,637
6,569	Eutelsat Communications	112,046
5,465	Expedia, Inc.	664,489
9,270	Express, Inc.[m]	98,540
9,400	Finish Line, Inc.	161,680
4,470	Francesca’s Holdings Corporation[m]	77,957

Shares	Common Stock (23.2%)	Value

Consumer Discretionary (2.7%) - continued
4,500	Fuji Heavy Industries, Ltd.	$180,073
11,160	Gentex Corporation	233,132
7,307	G-III Apparel Group, Ltd.[m]	191,882
39,610	GNC Holdings, Inc.	351,341
21,231	Harley-Davidson, Inc.	1,211,016
15,146	Haverty Furniture Companies, Inc.	330,183
6,120	Home Depot, Inc.	841,990
12,000	Honda Motor Company, Ltd.	357,107
6,820	Houghton Mifflin Harcourt Company[m]	77,066
1,700	HSN, Inc.	59,925
810	Hyatt Hotels Corporation[m]	44,315
6,200	Inchcape plc	56,115
1,200	International Speedway Corporation	43,980
420	Jack in the Box, Inc.	45,326
780	John Wiley and Sons, Inc.	42,978
13,657	Kate Spade & Company[m]	252,791
7,390	La-Z-Boy, Inc.	211,354
15,260	Lennar Corporation	681,359
50,000	Li & Fung, Ltd.	21,682
30,530	Liberty Interactive Corporation[m]	585,565
374	Linamar Corporation	16,443
4,103	Lithia Motors, Inc.	423,101
20,630	LKQ Corporation[m]	658,303
18,070	Lowe’s Companies, Inc.	1,320,556
425	LVMH Moet Hennessy Louis Vuitton SE	85,648
3,180	M/I Homes, Inc.[m]	79,945
5,440	Marks and Spencer Group plc	23,058
430	Mohawk Industries, Inc.[m]	92,811
1,480	Monro Muffler Brake, Inc.	88,652
660	Murphy USA, Inc.[m]	42,042
11,030	Nautilus, Inc.[m]	191,370
8,629	New Media Investment Group, Inc.	131,506
30,790	Newell Brands, Inc.	1,457,291
12,910	News Corporation, Class A	158,664
4,210	News Corporation, Class B	53,257
300	Nifco, Inc.	15,105
377	Nokian Renkaat Oyj	14,143
8,754	Nord Anglia Education, Inc.[m]	191,362
14,700	Norwegian Cruise Line Holdings, Ltd.[m]	690,900
33,962	Nutrisystem, Inc.	1,122,444
2,118	O’Reilly Automotive, Inc.[m]	555,488
11,783	Oxford Industries, Inc.	648,301
6,010	Papa John’s International, Inc.	512,172
8,400	Papa Murphy’s Holdings, Inc.[m]	37,968
4,086	Persimmon plc	99,520
35,770	Pinnacle Entertainment, Inc.[m]	550,858
3,440	Polaris Industries, Inc.	289,201
418	Publicis Groupe SA	28,716
10,495	PVH Corporation	984,536
9,320	Retailmenot, Inc.[m]	84,346
3,104	RHm	83,870
25,087	Ross Stores, Inc.	1,658,502
286	RTL Group SA	21,850
12,370	Ruth’s Hospitality Group, Inc.	212,145
5,280	Sally Beauty Holdings, Inc.[m]	125,664
12,867	Scripps Networks Interactive, Inc.	979,951
2,170	Select Comfort Corporation[m]	43,791
1,479	SES SA	28,759
4,410	Signet Jewelers, Ltd.	342,525
27,100	Singapore Press Holdings, Ltd.	66,455
6,109	Sonic Corporation	152,114
10,300	Sportsman’s Warehouse Holdings, Inc.[m]	76,632
1,390	Standard Motor Products, Inc.	69,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Consumer Discretionary (2.7%) - continued
14,260	Starbucks Corporation	$787,437
19,084	Stein Mart, Inc.	69,847
3,470	Steven Madden, Ltd.[m]	122,144
4,600	Sumitomo Forestry Company, Ltd.	63,278
3,200	Sumitomo Rubber Industries, Ltd.	49,981
200	Swatch Group AG	13,974
7,480	Tegna, Inc.	171,367
3,489	Tenneco, Inc.[m]	235,333
9,700	Tilly’s, Inc.[m]	129,980
12,486	Time, Inc.	240,356
18,380	TJX Companies, Inc.	1,377,030
27,068	Toll Brothers, Inc.[m]	848,852
24,365	Tower International, Inc.	638,363
3,701	Tribune Media Company	106,737
14,336	Tuesday Morning Corporation[m]	61,645
3,600	Tupperware Brands Corporation	217,296
1,409	Ulta Salon Cosmetics & Fragrance, Inc.[m]	383,643
3,115	Vail Resorts, Inc.	534,347
74	Valora Holding AG	24,753
14,130	Vera Bradley, Inc.[m]	161,930
6,467	VF Corporation	332,921
590	Visteon Corporation[m]	52,846
1,980	Vitamin Shoppe, Inc.[m]	42,867
8,170	Walt Disney Company	904,010
1,650	Whirlpool Corporation	288,568
15,020	Wingstop, Inc.	427,619
3,566	Wolters Kluwer NV	136,371
1,830	Wolverine World Wide, Inc.	42,987
1,670	Wyndham Worldwide Corporation	132,030
1,600	Yokohama Rubber Company, Ltd.	28,139
7,060	Yum China Holding, Inc.[m]	194,009
8,490	Yum! Brands, Inc.	556,350
8,400	Zoe’s Kitchen, Inc.[m]	183,372

	Total	52,295,796

Consumer Staples (0.8%)
19,467	AdvancePierre Foods Holdings, Inc.	539,431
2,400	Axfood AB	39,463
4,970	Brown-Forman Corporation	226,632
894	Casey’s General Stores, Inc.	102,721
10,114	Coca-Cola Amatil, Ltd.	74,796
41,730	Coca-Cola Company	1,734,716
4,300	Coca-Cola HBC AG	98,290
23,590	CVS Health Corporation	1,859,128
1,080	Dr Pepper Snapple Group, Inc.	98,496
1,540	e.l.f. Beauty, Inc.[m]	38,438
610	Edgewell Personal Care Company[m]	48,092
9,720	Estee Lauder Companies, Inc.	789,361
8,660	Flowers Foods, Inc.	174,153
16,831	Hain Celestial Group, Inc.[m]	665,834
465	Henkel AG & Company KGaA	49,068
6,354	Imperial Brands plc	294,367
2,750	Ingredion, Inc.	352,522
1,236	J & J Snack Foods Corporation	157,676
337	Kesko Oyj	17,053
2,000	Kewpie Corporation	49,994
3,460	Kimberly-Clark Corporation	419,110
1,100	Kirin Holdings Company, Ltd.	18,024
14,938	Koninklijke Ahold Delhaize NV	318,237
2,380	Lamb Weston Holdings, Inc.	88,917
390	Lancaster Colony Corporation	51,109
400	Lawson, Inc.	29,197
2	Lindt & Spruengli AG	11,101
1,974	Molson Coors Brewing Company	190,530
19,863	Monster Beverage Corporation[m]	846,164

Shares	Common Stock (23.2%)	Value

Consumer Staples (0.8%) - continued
1,246	Nestle SA	$91,288
9,420	PepsiCo, Inc.	977,608
37,780	Pinnacle Foods, Inc.	2,009,518
7,470	Procter & Gamble Company	654,372
500	Seven & I Holdings Company, Ltd.	19,964
19,796	SpartanNash Company	749,477
3,150	Sprouts Farmers Markets, Inc.[m]	58,810
1,100	Suedzucker AG	29,101
9,180	SUPERVALU, Inc.[m]	35,986
4,095	Tate & Lyle plc	34,613
7,600	United Natural Foods, Inc.[m]	347,320
12,070	Walgreens Boots Alliance, Inc.	989,016
5,748	Wal-Mart Stores, Inc.	383,621
3,130	WhiteWave Foods Company[m]	172,338
2,290	Whole Foods Market, Inc.	69,204
7,818	William Morrison Supermarkets plc	23,308

	Total	16,028,164

Energy (2.7%)
2,870	Anadarko Petroleum Corporation	199,551
11,530	Antero Resources Corporation[m]	281,447
3,677	Arch Coal, Inc.[m]	264,707
52,129	Archrock, Inc.	761,083
37,044	Atwood Oceanics, Inc.[m]	450,455
10,514	Baker Hughes, Inc.	663,223
91,167	BP plc	544,500
12,462	Bristow Group, Inc.	220,079
6,741	Callon Petroleum Company[m]	103,002
37,718	Canadian Natural Resources, Ltd.	1,140,215
39,121	Chevron Corporation	4,356,123
5,015	Cimarex Energy Company	678,078
77,390	Clean Energy Fuels Corporation[m]	200,440
16,017	Concho Resources, Inc.[m]	2,233,410
31,650	ConocoPhillips	1,543,254
3,750	Continental Resources, Inc.[m]	182,100
1,943	Contura Energy, Inc.[m]	130,667
2,087	Crescent Point Energy Corporation	24,330
18,440	Delek US Holdings, Inc.	413,056
29,440	Devon Energy Corporation	1,340,698
6,170	Diamond Offshore Drilling, Inc.[m]	101,065
3,760	Dril-Quip, Inc.[m]	233,872
32,250	Ensco plc	352,170
16,219	EOG Resources, Inc.	1,647,526
8,110	EP Energy Corporation[m]	42,496
7,414	EQT Corporation	449,511
29,320	Exxon Mobil Corporation	2,459,655
12,890	Frank’s International NV	152,618
8,680	Green Plains, Inc.	195,300
1,630	Gulfport Energy Corporation[m]	34,067
52,760	Halliburton Company	2,984,633
71,598	Helix Energy Solutions Group, Inc.[m]	607,151
21,652	HollyFrontier Corporation	627,258
23,640	Hornbeck Offshore Services, Inc.[m]	171,390
2,848	John Wood Group plc	30,129
78,345	Marathon Oil Corporation	1,312,279
4,750	Murphy Oil Corporation	137,322
98,130	Nabors Industries, Ltd.	1,594,612
39,570	Noble Corporation	267,097
1,950	Noble Energy, Inc.	77,532
24,379	Oasis Petroleum, Inc.[m]	344,719
11,780	Oceaneering International, Inc.	328,073
16,320	Oil States International, Inc.[m]	644,640
3,670	OMV AG	128,444
15,560	Par Pacific Holdings, Inc.[m]	226,087
28,272	Parsley Energy, Inc.[m]	995,740
26,826	Patterson-UTI Energy, Inc.	752,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Energy (2.7%) - continued
10,510	PBF Energy, Inc.	$243,727
4,052	Petrofac, Ltd.	46,919
2,070	Phillips 66	168,953
41,429	Pioneer Energy Services Corporation[m]	261,003
10,250	Pioneer Natural Resources Company	1,847,358
2,940	QEP Resources, Inc.[m]	51,274
33,590	Range Resources Corporation	1,086,301
5,991	Ring Energy, Inc.[m]	79,081
62,550	Rowan Companies plc[m]	1,120,896
3,285	Royal Dutch Shell plc	88,989
14,806	Royal Dutch Shell plc ADR	805,298
822	Royal Dutch Shell plc, Class A	22,294
7,630	Royal Dutch Shell plc, Class B	215,506
5,190	RPC, Inc.	111,689
27,341	Schlumberger, Ltd.	2,288,715
5,260	SemGroup Corporation	208,822
2,947	SM Energy Company	89,913
8,112	Snam SPA	30,875
2,799	Statoil ASA	52,194
60,913	Suncor Energy, Inc. ADR	1,890,740
13,180	Synergy Resources Corporation[m]	113,480
14,180	Teekay Corporation	142,509
78,571	Teekay Tankers, Ltd.	192,499
19,160	Tesco Corporation[m]	164,776
13,600	Tesoro Corporation	1,099,560
65,050	TETRA Technologies, Inc.[m]	322,648
3,269	Total SA	165,397
21,676	U.S. Silica Holdings, Inc.	1,281,919
39,370	Valero Energy Corporation	2,588,971
1,463	Vantage Drilling International[m]	177,023
195,965	Weatherford International plc[m]	1,020,978
4,590	Westmoreland Coal Company[m]	83,309
154,815	WPX Energy, Inc.[m]	2,156,573

	Total	52,848,194

Financials (4.0%)
20,293	Aberdeen Asset Management plc	67,159
10,239	Affiliated Managers Group, Inc.[m]	1,560,014
18,450	AG Mortgage Investment Trust, Inc.	323,244
2,700	Allied World Assurance Company Holdings AG	143,451
8,230	Altisource Residential Corporation	99,912
3,660	Ambac Financial Group, Inc.[m]	76,567
7,900	American International Group, Inc.	507,654
11,143	Ameris Bancorp	502,549
3,020	AMERISAFE, Inc.	190,411
2,630	Apollo Commercial Real Estate Finance, Inc.	45,788
2,983	Argo Group International Holdings, Ltd.	190,763
19,120	Aspen Insurance Holdings, Ltd.	1,078,368
5,640	Associated Banc-Corp	142,692
19,890	Assured Guaranty, Ltd.	773,920
11,894	Astoria Financial Corporation	224,916
4,035	ASX, Ltd.	152,721
7,034	Australia & New Zealand Banking Group, Ltd.	156,284
13,630	BancorpSouth, Inc.	404,811
13,320	Bank Mutual Corporation	127,206
166,290	Bank of America Corporation	3,764,806
8,475	Bank of East Asia, Ltd.	36,099
4,917	Bank of Nova Scotia	293,830
9,308	Bank of the Ozarks, Inc.	510,730
7,140	BankFinancial Corporation	96,176
1,500	Banner Corporation	84,180

Shares	Common Stock (23.2%)	Value

Financials (4.0%) - continued
21,860	BB&T Corporation	$1,009,713
19,850	Beneficial Bancorp, Inc.	354,323
510	BlackRock, Inc.	190,730
24,450	Blackstone Group, LP	748,903
47,400	Boston Private Financial Holdings, Inc.	782,100
29,180	Brookline Bancorp, Inc.	459,585
768	Canadian Imperial Bank of Commerce	65,400
6,160	Capital One Financial Corporation	538,322
7,840	Cathay General Bancorp	285,690
10,850	Central Pacific Financial Corporation	339,930
4,280	Chemical Financial Corporation	211,560
3,000	Chiba Bank, Ltd.	19,624
4,450	Chubb, Ltd.	585,130
1,701	CI Financial Corporation	35,556
71,880	Citigroup, Inc.	4,013,060
3,610	Citizens Financial Group, Inc.	130,574
8,590	Clifton Bancorp, Inc.	133,317
6,474	CNP Assurances	121,666
40,820	CoBiz Financial, Inc.	715,166
14,757	Columbia Banking System, Inc.	586,738
21,830	Comerica, Inc.	1,474,180
13,170	CYS Investments, Inc.	99,697
2,689	Danske Bank AS	89,690
17,855	Direct Line Insurance Group plc	79,987
5,290	Donnelley Financial Solutions, Inc.[m]	127,383
11,860	Dynex Capital, Inc.	79,225
76,820	E*TRADE Financial Corporation[m]	2,876,909
31,773	East West Bancorp, Inc.	1,634,403
16,150	Eaton Vance Corporation	677,169
16,776	Employers Holdings, Inc.	611,485
9,500	Enova International, Inc.[m]	133,950
2,000	Erste Group Bank AG	60,963
9,689	Essent Group, Ltd.[m]	334,949
770	Evercore Partners, Inc.	59,636
9,140	F.N.B. Corporation	136,552
1,560	Federated Investors, Inc.	40,576
48,476	Fifth Third Bancorp	1,265,224
4,710	First American Financial Corporation	177,002
43,980	First Commonwealth Financial Corporation	620,998
10,450	First Financial Bancorp	287,897
4,550	First Financial Corporation	219,993
5,910	First Merchants Corporation	226,530
49,450	First Midwest Bancorp, Inc.	1,200,646
22,456	First Republic Bank	2,118,274
22,085	FlexiGroup, Ltd.	38,238
3,710	Franklin Resources, Inc.	147,435
29,000	Fukuoka Financial Group, Inc.	128,015
4,370	Fulton Financial Corporation	79,534
2,338	Genworth MI Canada, Inc.	58,627
12,720	Glacier Bancorp, Inc.	451,942
6,850	Goldman Sachs Group, Inc.	1,570,842
25,420	Great Western Bancorp, Inc.	1,086,705
28,598	Green Bancorp, Inc.[m]	490,456
3,460	Greenhill & Company, Inc.	102,243
2,400	Hang Seng Bank, Ltd.	48,919
18,945	Hanmi Financial Corporation	628,027
8,470	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	154,832
1,357	Hannover Rueckversicherung SE	149,474
17,372	Hanover Insurance Group, Inc.	1,458,206
4,000	Hartford Financial Services Group, Inc.	194,840
20,900	Henderson Group plc	57,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Financials (4.0%) - continued
940	Heritage Commerce Corporation	$13,198
3,170	Heritage Financial Corporation	80,835
2,790	Hilltop Holdings, Inc.	76,390
29,200	Home BancShares, Inc.	786,648
3,810	HomeStreet, Inc.[m]	99,822
5,230	Hometrust Bancshares, Inc.[m]	129,443
32,729	Hope Bancorp, Inc.	684,363
4,712	Horace Mann Educators Corporation	194,841
6,668	Houlihan Lokey, Inc.	207,375
40,028	HSBC Holdings plc	341,477
46,650	Huntington Bancshares, Inc.	631,174
5,140	Independent Bank Corporation	107,940
2,002	Infinity Property & Casualty Corporation	173,874
849	Intact Financial Corporation	61,989
31,960	Intercontinental Exchange, Inc.	1,865,186
18,430	Invesco Mortgage Capital, Inc.	268,525
21,400	Invesco, Ltd.	618,888
13,995	Investors Bancorp, Inc.	200,828
16,184	Janus Capital Group, Inc.	202,300
72,880	KeyCorp	1,309,654
10,177	Kinsale Capital Group, Inc.	298,695
3,590	Lazard, Ltd.	152,503
804	Lincoln National Corporation	54,278
1,650	M&T Bank Corporation	268,240
897	Macquarie Group, Ltd.	57,601
40,358	Mapfre SA	122,368
48	Markel Corporation[m]	44,400
1,620	MarketAxess Holdings, Inc.	303,345
3,580	Meta Financial Group, Inc.	314,503
23,880	MetLife, Inc.	1,299,311
34,410	MGIC Investment Corporation[m]	366,466
51,800	Mizuho Financial Group, Inc.	96,119
8,220	Morgan Stanley	349,268
800	MS and AD Insurance Group Holdings, Inc.	26,763
35,060	MTGE Investment Corporation	557,454
156	Muenchener Rueckversicherungs- Gesellschaft AG	29,376
11,260	National Bank Holdings Corporation	365,950
3,795	National Bank of Canada	163,816
1,520	Navigators Group, Inc.	85,348
32,830	New Residential Investment Corporation	497,375
9,430	NMI Holdings, Inc.[m]	101,844
5,869	Nordea Bank AB	70,852
7,619	PacWest Bancorp	422,093
5,290	PennyMac Financial Services, Inc.[m]	89,401
1,874	Power Corporation of Canada	43,968
5,780	Preferred Apartment Communities, Inc.	78,261
2,680	Primerica, Inc.	202,206
780	Principal Financial Group, Inc.	44,530
15,520	Provident Financial Services, Inc.	410,814
20,988	Raymond James Financial, Inc.	1,572,631
4,229	Renasant Corporation	168,314
9,100	Resona Holdings, Inc.	49,268
1,306	Safety Insurance Group, Inc.	93,640
14,743	Sandy Spring Bancorp, Inc.	604,021
4,310	Seacoast Banking Corporation of Florida[m]	93,872
2,750	Selective Insurance Group, Inc.	114,675
130,390	SLM Corporation[m]	1,549,033
1,990	Starwood Property Trust, Inc.	44,297
2,963	State Auto Financial Corporation	74,845
6,850	State Street Corporation	521,970

Shares	Common Stock (23.2%)	Value

Financials (4.0%) - continued
4,620	Stewart Information Services Corporation	$201,802
17,506	Stifel Financial Corporation[m]	881,077
14,732	SVB Financial Group[m]	2,537,292
2,325	Swiss Re AG	217,268
31,920	Synchrony Financial	1,143,374
15,798	Synovus Financial Corporation	658,461
4,400	T&D Holdings, Inc.	65,184
49,000	TCF Financial Corporation	850,150
27,371	TD Ameritrade Holding Corporation	1,263,172
3,910	Territorial Bancorp, Inc.	123,830
275	TMX Group, Ltd.	14,557
9,280	TriCo Bancshares	342,154
45,490	TrustCo Bank Corporation	382,116
3,570	Trustmark Corporation	120,023
15,140	Two Harbors Investment Corporation	132,778
28,130	Umpqua Holdings Corporation	515,060
1,760	Union Bankshares Corporation	64,698
15,320	United Community Banks, Inc.	430,952
26,950	United Financial Bancorp, Inc.	486,448
930	United Fire Group, Inc.	43,896
6,380	United Overseas Bank, Ltd.	94,883
2,360	Unum Group	107,215
5,460	Voya Financial, Inc.	219,601
4,533	Western Alliance Bancorp[m]	223,840
13,760	Western Asset Mortgage Capital Corporation	138,838
7,564	Westpac Banking Corporation	182,091
2,574	Wintrust Financial Corporation	184,298
10,450	WisdomTree Investments, Inc.	107,635
5,234	WSFS Financial Corporation	237,100
61,459	Zions Bancorporation	2,592,955
162	Zurich Insurance Group AGm	46,652

	Total	78,828,542

Health Care (2.6%)
5,680	Abbott Laboratories	237,254
5,040	ABIOMED, Inc.[m]	536,105
12,704	Acadia Healthcare Company, Inc.[m]	487,452
4,170	Acceleron Pharma, Inc.[m]	101,248
2,890	Aceto Corporation	55,170
22,228	Adeptus Health, Inc.[m]	159,375
11,060	Advaxis, Inc.[m]	99,098
6,080	Aerie Pharmaceuticals, Inc.[m]	266,912
4,650	Aetna, Inc.	551,536
16,571	Akorn, Inc.[m]	316,506
4,250	Alexion Pharmaceuticals, Inc.[m]	555,390
3,924	Align Technology, Inc.[m]	359,792
2,832	Allergan plc[m]	619,896
5,030	Allscripts Healthcare Solutions, Inc.[m]	58,901
6,740	AMAG Pharmaceuticals, Inc.[m]	162,434
4,581	Amgen, Inc.	717,751
5,437	Analogic Corporation	422,183
4,360	AngioDynamics, Inc.[m]	70,174
36,323	Asterias Biotherapeutics, Inc.[m]	154,373
1,411	AstraZeneca plc	74,881
953	Atrion Corporation	465,636
2,540	Biogen, Inc.[m]	704,190
8,730	BioMarin Pharmaceutical, Inc.[m]	765,010
13,820	Bristol-Myers Squibb Company	679,391
7,770	Bruker Corporation	184,382
2,017	C.R. Bard, Inc.	478,695
2,219	CAE, Inc.	31,514
4,110	Cardinal Health, Inc.	308,086
16,166	Cardiovascular Systems, Inc.[m]	399,300
25,120	Catalent, Inc.[m]	672,211

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Health Care (2.6%) - continued
6,330	Celgene Corporation[m]	$735,230
1,920	Centene Corporation[m]	121,478
7,460	Charles River Laboratories International, Inc.[m]	602,768
1,770	Chemed Corporation	293,979
10,280	ChemoCentryx, Inc.[m]	74,736
3,720	CIGNA Corporation	543,938
3,180	Coherus Biosciences, Inc.[m]	88,722
3,970	CONMED Corporation	177,022
690	Cooper Companies, Inc.	127,381
5,070	Cross Country Healthcare, Inc.[m]	73,363
18,050	Dentsply Sirona, Inc.	1,023,435
7,460	Dexcom, Inc.[m]	590,459
25,110	Diplomat Pharmacy, Inc.[m]	345,011
4,470	Editas Medicine, Inc.[m]	77,867
12,480	Edwards Lifesciences Corporation[m]	1,201,075
7,210	Endo International plc[m]	88,250
9,496	Ensign Group, Inc.	193,149
7,190	Envision Healthcare Corporation[m]	488,920
1,297	Essilor International SA	152,160
11,150	Express Scripts Holding Company[m]	768,012
16,610	GenMark Diagnostics, Inc.[m]	201,479
32,533	Gilead Sciences, Inc.	2,357,016
3,312	GlaxoSmithKline plc	64,005
7,750	Global Blood Therapeutics, Inc.[m]	125,163
5,264	HealthEquity, Inc.[m]	243,460
1,670	Heska Corporation[m]	132,965
565	Hikma Pharmaceuticals plc	13,014
9,800	Hill-Rom Holdings, Inc.	576,926
24,230	Hologic, Inc.[m]	982,042
2,500	ICU Medical, Inc.[m]	342,750
8,558	Inogen, Inc.[m]	550,878
8,840	Insys Therapeutics, Inc.[m]	90,522
16,678	Intersect ENT, Inc.[m]	225,153
2,750	Intra-Cellular Therapies, Inc.[m]	39,710
9,689	Ironwood Pharmaceuticals, Inc.[m]	139,328
22,870	Johnson & Johnson	2,590,027
12,020	Kindred Healthcare, Inc.	79,933
4,213	Lannett Company, Inc.[m]	84,892
178	Lonza Group AG	32,702
7,290	Magellan Health Services, Inc.[m]	546,386
22,328	Medtronic plc	1,697,375
38,930	Merck & Company, Inc.	2,413,271
1,071	Merck KGaA	118,166
2,132	Mettler-Toledo International, Inc.[m]	909,575
17,597	Mylan NVm	669,566
7,182	National Healthcare Corporation	537,573
6,317	Neurocrine Biosciences, Inc.[m]	271,062
10,701	Nevro Corporation[m]	931,201
34,309	Northstar Healthcare, Inc.[m]	73,764
7,834	Novartis AG	578,365
3,300	Novo Nordisk AS	119,261
16,713	NuVasive, Inc.[m]	1,182,779
6,490	Omnicell, Inc.[m]	232,991
11,992	Ophthotech Corporation[m]	57,082
39,130	OraSure Technologies, Inc.[m]	345,127
2,200	Orthofix International NVm	79,068
2,510	Pacira Pharmaceuticals, Inc.[m]	96,510
2,020	Patterson Companies, Inc.	84,052
78,080	PDL BioPharma, Inc.	171,776
3,700	PerkinElmer, Inc.	196,803
7,610	Perrigo Company plc	579,501
74,870	Pfizer, Inc.	2,375,625
24,960	PharmAthene, Inc.[m]	77,376
5,180	PharMerica Corporation[m]	128,464
2,070	Prothena Corporation plc[m]	101,347

Shares	Common Stock (23.2%)	Value

Health Care (2.6%) - continued
2,306	Puma Biotechnology, Inc.[m]	$74,714
13,070	Roche Holding AG ADR	391,577
445	Roche Holding AG-Genusschein	105,442
7,990	Surgical Care Affiliates, Inc.[m]	451,435
7,670	Teleflex, Inc.	1,286,489
2,785	Tenet Healthcare Corporation[m]	48,988
7,750	Tivity Health, Inc.[m]	198,788
12,717	Triple-S Management Corporation[m]	243,022
9,651	UnitedHealth Group, Inc.	1,564,427
11,198	Universal Health Services, Inc.	1,261,231
13,640	Veeva Systems, Inc.[m]	577,381
10,198	Vertex Pharmaceuticals, Inc.[m]	875,702
1,350	Waters Corporation[m]	191,227
1,330	West Pharmaceutical Services, Inc.	112,558
21,450	Wright Medical Group NVm	540,111
12,080	Ziopharm Oncology, Inc.[m]	71,514
10,660	Zoetis, Inc.	585,660

	Total	50,488,098

Industrials (2.9%)
3,626	ABB, Ltd.	86,411
2,871	Abertis Infraestructuras SA	41,141
5,450	ABM Industries, Inc.	220,125
2,301	Adecco SA	164,648
17,989	Aegion Corporation[m]	418,424
1,340	Aerovironment, Inc.[m]	35,095
7,025	AGCO Corporation	441,170
12,225	Air New Zealand, Ltd.	18,836
3,850	Allison Transmission Holdings, Inc.	134,673
29,880	Ardmore Shipping Corporation	219,618
1,600	Asahi Diamond Industrial Company, Ltd.	11,977
8,000	Asahi Glass Company, Ltd.	59,437
5,768	Astec Industries, Inc.	403,645
14,794	AZZ, Inc.	880,983
8,707	B/E Aerospace, Inc.	535,219
14,520	Barnes Group, Inc.	698,848
3,510	Boeing Company	573,604
30,550	BWX Technologies, Inc.	1,267,520
4,733	Capita plc	29,861
9,630	Carlisle Companies, Inc.	1,050,729
7,868	CIRCOR International, Inc.	490,019
401	CLARCOR, Inc.	33,207
2,700	Colfax Corporation[m]	105,300
17,060	Comfort Systems USA, Inc.	577,481
4,900	Copart, Inc.[m]	278,026
2,210	Crane Company	159,208
33,350	CSX Corporation	1,547,106
5,060	Cummins, Inc.	743,871
2,200	Curtiss-Wright Corporation	215,732
2,000	Dai Nippon Printing Company, Ltd.	20,347
30,720	Delta Air Lines, Inc.	1,451,213
580	Deluxe Corporation	42,253
7,650	Donaldson Company, Inc.	323,212
839	DSV AS	40,800
3,470	EMCOR Group, Inc.	241,824
2,540	Encore Wire Corporation	107,315
9,510	EnerSys	741,304
1,290	EnPro Industries, Inc.	87,604
1,870	Equifax, Inc.	219,314
6,058	ESCO Technologies, Inc.	352,576
15,788	Federal Signal Corporation	245,346
114	Flughafen Zuerich AG	22,419
1,780	Fortive Corporation	98,452
8,586	Fortune Brands Home and Security, Inc.	473,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Industrials (2.9%) - continued
9,461	Franklin Electric Company, Inc.	$381,751
700	Fraport AG Frankfurt Airport Services Worldwide	41,892
1,800	Fuji Machine Manufacturing Company, Ltd.	22,618
16,380	Gener8 Maritime, Inc.[m]	82,719
15,163	Gibraltar Industries, Inc.[m]	665,656
7,080	Granite Construction, Inc.	397,400
40,290	Harsco Corporation[m]	537,871
8,060	Healthcare Services Group, Inc.	320,385
6,758	Heico Corporation	520,028
1,950	Herman Miller, Inc.	60,840
9,695	Hexcel Corporation	497,838
800	Hitachi Transport System, Ltd.	16,327
300	Hochtief AG	42,766
9,650	Honeywell International, Inc.	1,141,788
3,241	Hub Group, Inc.[m]	143,738
3,140	Hubbell, Inc.	383,331
2,250	Huntington Ingalls Industries, Inc.	436,410
1,870	ICF International, Inc.[m]	97,240
1,300	Inaba Denki Sangyo Company, Ltd.	46,091
13,390	Ingersoll-Rand plc	1,062,496
2,060	Insperity, Inc.	147,290
1,380	Insteel Industries, Inc.	51,115
3,500	Interface, Inc.	63,700
17,700	ITOCHU Corporation	243,833
3,800	ITT Corporation	155,306
700	Jacobs Engineering Group, Inc.[m]	40,985
700	Jardine Matheson Holdings, Ltd.	43,204
6,640	JB Hunt Transport Services, Inc.	657,891
7,428	Johnson Controls International plc	326,683
3,210	Kansas City Southern	275,771
9,230	KBR, Inc.	157,002
31,680	Kennametal, Inc.	1,132,243
17,122	Kforce, Inc.	393,806
9,430	Kirby Corporation[m]	607,763
4,900	KITZ Corporation	29,845
2,200	Komatsu, Ltd.	52,093
4,246	KONE Oyj	191,967
1,030	Koninklijke Boskalis Westminster NV	38,108
13,630	Korn/Ferry International	395,951
12,360	Lincoln Electric Holdings, Inc.	1,030,453
1,810	Lindsay Corporation	136,365
1,760	Manpower, Inc.	168,010
2,800	Marubeni Corporation	17,036
9,080	Masco Corporation	299,186
8,330	Masonite International Corporation[m]	554,778
7,074	Meggitt plc	37,308
9,400	Meritor, Inc.[m]	135,642
4,743	Middleby Corporation[m]	636,416
1,900	MIRAIT Holdings Corporation	17,309
1,400	Mitsubishi Corporation	31,626
6,000	Mitsubishi Electric Corporation	91,312
2,000	Mitsuboshi Belting, Ltd.	17,404
1,000	Mitsui & Company, Ltd.	14,676
9,000	Moog, Inc.[m]	592,830
5,710	MRC Global, Inc.[m]	117,341
6,341	MSA Safety, Inc.	452,430
1,210	Mueller Industries, Inc.	48,715
8,590	MYR Group, Inc.[m]	330,457
23,765	Navigant Consulting, Inc.[m]	586,996
4,720	NCI Building Systems, Inc.[m]	75,520
3,400	Nitto Kogyo Corporation	46,408
729	Nordson Corporation	82,763
5,688	Norfolk Southern Corporation	668,112
5,700	Old Dominion Freight Line, Inc.[m]	503,196

Shares	Common Stock (23.2%)	Value

Industrials (2.9%) - continued
9,814	On Assignment, Inc.[m]	$444,378
8,000	Orbital ATK, Inc.	695,600
8,520	Orion Group Holdings, Inc.[m]	89,460
11,196	Oshkosh Corporation	779,577
501	Osterreichische Post AGm	18,124
19,387	PGT Innovations, Inc.[m]	222,951
1,161	Philips Lighting NVe,m	29,866
7,686	Proto Labs, Inc.[m]	403,515
5,240	Quanex Building Products Corporation	103,490
545	Randstad Holding NV	31,708
9,250	Raven Industries, Inc.	231,713
10,830	Raytheon Company	1,561,253
520	RBC Bearings, Inc.[m]	48,168
2,240	Regal-Beloit Corporation	162,624
1,658	RELX NV	28,005
6,780	Resources Connection, Inc.	113,226
111	Rieter Holding AG	21,066
1,700	Rockwell Automation, Inc.	251,583
10,230	Rockwell Collins, Inc.	928,475
4,277	Rolls-Royce Holdings plc[m]	36,024
7,089	Roper Industries, Inc.	1,360,025
1,090	Ryder System, Inc.	84,584
13,230	Saia, Inc.[m]	635,702
1,800	Sanwa Holdings Corporation	16,755
274	Schindler Holding AG, Participation Certificate	52,229
377	Schneider Electric SE	26,976
1,849	Siemens AG	239,185
961	Skanska AB	23,497
3,342	SKF AB	67,247
2,800	Smiths Group plc	53,071
10,200	Sojitz Corporation	26,290
42,815	Southwest Airlines Company	2,239,653
11,630	SPX FLOW, Inc.[m]	405,771
4,792	Stagecoach Group plc	12,654
510	Standex International Corporation	44,472
650	Stanley Black & Decker, Inc.	80,600
1,470	Stericycle, Inc.[m]	113,396
391	Sulzer, Ltd.	44,253
3,048	Team, Inc.[m]	102,413
2,273	Tennant Company	157,405
1,110	Tetra Tech, Inc.	48,507
3,794	Textron, Inc.	179,722
20,720	TransUnion[m]	653,302
3,990	TrueBlue, Inc.[m]	98,752
14,670	Union Pacific Corporation	1,563,529
16,250	United Continental Holdings, Inc.[m]	1,145,138
8,980	United Parcel Service, Inc.	979,987
9,066	United Rentals, Inc.[m]	1,146,940
4,995	Universal Forest Products, Inc.	508,041
12,300	Universal Truckload Services, Inc.	177,735
2,509	Vinci SA	175,873
10,530	WABCO Holdings, Inc.[m]	1,148,086
6,627	WageWorks, Inc.[m]	478,138
18,998	Waste Connections, Inc.	1,525,539
1,355	Watsco, Inc.	206,963
745	WSP Global, Inc.	26,210
4,280	Xylem, Inc.	211,047
8,160	YRC Worldwide, Inc.[m]	121,829
600	Yuasa Trading Company, Ltd.	16,220

	Total	56,903,811

Information Technology (4.5%)
37,301	Agilent Technologies, Inc.	1,826,630
21,092	Akamai Technologies, Inc.[m]	1,446,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Information Technology (4.5%) - continued
10,389	Alliance Data Systems Corporation	$2,372,640
2,789	Alphabet, Inc., Class Am	2,287,510
2,140	Alphabet, Inc., Class Cm	1,705,131
6,598	Ambarella, Inc.[m]	327,327
9,720	Amkor Technology, Inc.[m]	91,465
17,259	Amphenol Corporation	1,164,810
23,930	Analog Devices, Inc.	1,793,314
18,624	Apple, Inc.	2,260,022
15,626	Applied Materials, Inc.	535,190
7,690	Apptio, Inc.[m]	106,430
12,081	Arista Networks, Inc.[m]	1,135,614
35,820	ARRIS International plc[m]	1,023,736
3,944	Aspen Technology, Inc.[m]	209,466
4,170	AVX Corporation	67,554
8,860	Bankrate, Inc.[m]	96,574
3,430	Belden, Inc.	262,292
13,120	Blackhawk Network Holdings, Inc.[m]	468,384
28,210	Booz Allen Hamilton Holding Corporation	954,062
36,559	Brooks Automation, Inc.	636,858
3,470	CA, Inc.	108,507
8,237	Cabot Microelectronics Corporation	556,080
1,220	CACI International, Inc.[m]	149,816
2,800	Canon, Inc.	82,842
1,080	Capital Power Corporation	20,484
6,440	Carbonite, Inc.[m]	111,090
7,690	Cavium, Inc.[m]	509,155
1,270	CDK Global, Inc.	79,439
39,730	Ciena Corporation[m]	967,028
1,340	Cirrus Logic, Inc.[m]	80,829
134,200	Cisco Systems, Inc.	4,122,624
4,621	Cognex Corporation	312,195
1,680	Coherent, Inc.[m]	264,986
21,820	CommVault Systems, Inc.[m]	1,071,362
8,460	Comtech Telecommunications Corporation	90,776
18,102	Conduent Incorporated[m]	270,806
6,690	Convergys Corporation	166,046
18,580	CoreLogic, Inc.[m]	655,317
19,694	Criteo SA ADR[m]	887,609
2,130	CTS Corporation	45,795
19,060	Dolby Laboratories, Inc.	913,165
11,551	DST Systems, Inc.	1,330,098
17,300	eBay, Inc.[m]	550,659
4,300	Entegris, Inc.[m]	80,625
8,240	Envestnet, Inc.[m]	311,472
4,490	EVERTEC, Inc.	76,555
6,170	ExlService Holdings, Inc.[m]	283,512
3,728	F5 Networks, Inc.[m]	499,664
13,695	Fabrinet[m]	576,970
14,490	Facebook, Inc.[m]	1,888,337
13,750	Finisar Corporation[m]	406,587
40,230	FLIR Systems, Inc.	1,421,326
1,010	Forrester Research, Inc.	41,208
24,708	Fortinet, Inc.[m]	821,788
4,000	FUJIFILM Holdings NPV	154,901
19,279	Guidewire Software, Inc.[m]	1,008,870
4,876	IAC/InterActiveCorporation[m]	335,518
2,290	Impinj, Inc.[m]	80,631
3,780	Insight Enterprises, Inc.[m]	140,351
45,790	Integrated Device Technology, Inc.[m]	1,153,450
21,060	Intel Corporation	775,429
32,387	Ixia[m]	629,927
2,100	Konica Minolta Holdings, Inc.	21,754
11,630	Lam Research Corporation	1,335,822
10,910	Liberty Tripadvisor Holdings, Inc.[m]	195,835

Shares	Common Stock (23.2%)	Value

Information Technology (4.5%) - continued
3,638	Littelfuse, Inc.	$573,749
7,490	M/A-COM Technology Solutions Holdings, Inc.[m]	356,149
8,823	Manhattan Associates, Inc.[m]	452,267
26,870	MasterCard, Inc.	2,857,087
24,661	Maxim Integrated Products, Inc.	1,096,921
2,430	MAXIMUS, Inc.	133,990
16,676	MeetMe, Inc.[m]	82,046
12,621	Methode Electronics, Inc.	530,713
3,440	Microsemi Corporation[m]	182,836
78,120	Microsoft Corporation	5,050,458
8,120	Mobileye NVm	348,835
18,422	Monolithic Power Systems, Inc.	1,607,135
3,620	Monotype Imaging Holdings, Inc.	79,278
8,860	National Instruments Corporation	278,381
1,800	NEC Networks & System Integration Corporation	32,791
6,395	NeoPhotonics Corporation[m]	70,025
2,660	NetApp, Inc.	101,931
15,160	New Relic, Inc.[m]	548,792
6,817	Nice, Ltd. ADR	478,417
400	NTT Data Corporation	20,159
7,330	NXP Semiconductors NVm	717,241
24,201	Oclaro, Inc.[m]	237,412
3,350	ON Semiconductor Corporation[m]	44,622
73,730	Oracle Corporation	2,957,310
2,530	OSI Systems, Inc.[m]	188,915
8,458	Palo Alto Networks, Inc.[m]	1,248,062
52,500	Pandora Media, Inc.[m]	682,500
5,150	Paycom Software, Inc.[m]	238,136
7,440	Paylocity Holding Corporation[m]	229,598
25,969	PayPal Holdings, Inc.[m]	1,033,047
7,003	Pegasystems, Inc.	271,716
15,667	Progress Software Corporation	438,989
15,095	Proofpoint, Inc.[m]	1,210,015
5,580	PTC, Inc.[m]	293,341
15,837	Q2 Holdings, Inc.[m]	502,825
770	Qorvo, Inc.[m]	49,442
16,300	QUALCOMM, Inc.	870,909
2,320	Qualys, Inc.[m]	83,288
5,530	RealPage, Inc.[m]	169,218
5,500	Red Hat, Inc.[m]	417,340
10,930	Rubicon Project, Inc.[m]	92,577
12,648	Rudolph Technologies, Inc.[m]	290,272
600	Ryosan Company, Ltd.	18,633
29,770	Salesforce.com, Inc.[m]	2,354,807
2,740	ScanSource, Inc.[m]	108,367
960	Seagate Technology plc	43,344
12,928	ServiceNow, Inc.[m]	1,171,535
17,750	ShoreTel, Inc.[m]	123,362
860	Silicon Laboratories, Inc.[m]	56,072
530	Software AG	19,119
9,900	SS&C Technologies Holdings, Inc.	318,087
12,096	Synopsys, Inc.[m]	760,717
3,967	Telefonaktiebolaget LM Ericsson	23,478
44,765	Teradyne, Inc.	1,270,431
1,080	Tessera Technologies, Inc.	48,816
14,320	Texas Instruments, Inc.	1,081,733
300	Tokyo Electron, Ltd.	31,075
1,990	Total System Services, Inc.	100,853
5,570	Trimble, Inc.[m]	164,983
6,140	Twilio Inc.[m]	177,016
8,310	Twitter, Inc.[m]	146,422
4,537	Tyler Technologies, Inc.[m]	662,493
2,898	Ultimate Software Group, Inc.[m]	561,227
2,080	Verint Systems, Inc.[m]	77,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Information Technology (4.5%) - continued
23,104	Virtusa Corporation[m]	$588,690
24,550	Visa, Inc.	2,030,530
133,880	Xerox Corporation	927,788
29,510	Xilinx, Inc.	1,717,482

	Total	88,092,432

Materials (1.3%)
3,877	Agnico Eagle Mines, Ltd.	184,933
4,950	Air Products and Chemicals, Inc.	691,812
8,699	American Vanguard Corporation	149,623
1,294	APERAM	61,198
6,630	Ashland Global Holdings, Inc.	789,169
2,333	Avery Dennison Corporation	170,356
10,870	Axalta Coating Systems, Ltd.[m]	315,230
2,383	Balchem Corporation	203,127
3,239	Ball Corporation	247,006
21,628	Barrick Gold Corporation	398,820
17,020	Bemis Company, Inc.	829,214
18,212	BHP Billiton, Ltd.	369,488
10,383	BlueScope Steel, Ltd.	88,289
9,540	Boise Cascade Company[m]	236,592
5,150	Cabot Corporation	285,155
4,440	Carpenter Technology Corporation	177,689
10,410	Celanese Corporation	878,604
9,431	Chemtura Corporation[m]	312,166
41,000	Coeur Mining, Inc.[m]	477,650
7,140	Continental Building Products, Inc.[m]	166,005
5,883	Crown Holdings, Inc.[m]	318,682
7,600	Daicel Corporation	84,041
1,120	Domtar Corporation	48,933
10,970	Dow Chemical Company	654,141
783	Eagle Materials, Inc.	81,886
15,203	Eastman Chemical Company	1,178,232
10,250	Ecolab, Inc.	1,231,332
15,013	Eldorado Gold Corporation[m]	52,996
4,978	Evonik Industries AG	161,596
8,490	Ferro Corporation[m]	120,049
18,780	Ferroglobe plc	197,378
18,780	Ferroglobe Representation & Warranty Insurance Trust[g,m]	2
22,097	FMC Corporation	1,329,356
36,287	Gold Resource Corporation	195,224
14,727	Goldcorp, Inc.	238,136
140,450	Graphic Packaging Holding Company	1,757,030
28,640	Hecla Mining Company	184,442
2,230	Huntsman Corporation	45,470
988	Ingevity Corporation[m]	54,923
1,440	Innophos Holdings, Inc.	70,042
5,029	Innospec, Inc.	358,819
850	International Flavors & Fragrances, Inc.	99,628
9,943	International Paper Company	562,774
1,400	JSR Corporation	23,995
2,410	Kadant, Inc.	148,456
15,070	KapStone Paper and Packaging Corporation	361,379
25,924	Kinross Gold Corporation[m]	101,104
3,060	Koppers Holdings, Inc.[m]	123,777
5,000	Kuraray Company, Ltd.	79,250
1,200	Kyoei Steel, Ltd.	24,199
300	LafargeHolcim, Ltd.	16,153
998	Martin Marietta Materials, Inc.	229,141
4,590	Materion Corporation	180,387
1,970	Methanex Corporation	98,598
4,037	Minerals Technologies, Inc.	323,566

Shares	Common Stock (23.2%)	Value

Materials (1.3%) - continued
6,100	Mitsubishi Chemical Holdings Corporation	$42,547
700	Mitsubishi Materials Corporation	23,888
17,500	Mosaic Company	548,975
23,972	Myers Industries, Inc.	330,814
1,690	Neenah Paper, Inc.	138,834
12,971	Newmont Mining Corporation	470,588
200	Nippon Shokubai Company, Ltd.	13,784
22,019	Norsk Hydro ASA	125,604
4,590	Nucor Corporation	266,633
2,319	Nufarm, Ltd.	15,795
11,460	OMNOVA Solutions, Inc.[m]	104,286
6,098	Orora, Ltd.	13,194
15,984	Owens-Illinois, Inc.[m]	302,098
4,807	Packaging Corporation of America	443,109
3,150	PolyOne Corporation	107,446
780	Praxair, Inc.	92,383
390	Quaker Chemical Corporation	50,115
8,220	Rayonier Advanced Materials, Inc.	111,545
2,480	Reliance Steel & Aluminum Company	197,532
568	Rio Tinto, Ltd.	28,814
1,393	Royal Gold, Inc.	100,533
5,720	RPM International, Inc.	298,927
9,140	Schnitzer Steel Industries, Inc.	216,161
1,810	Schweitzer-Mauduit International, Inc.	80,237
1,598	Scotts Miracle-Gro Company	146,968
4,297	Sealed Air Corporation	208,405
3,380	Sensient Technologies Corporation	259,415
6,576	Silver Wheaton Corporation	145,527
6,300	Sonoco Products Company	346,185
22,205	Steel Dynamics, Inc.	750,751
400	Sumitomo Seika Chemicals Company, Ltd.	16,649
3,750	SunCoke Energy, Inc.[m]	33,075
11,497	Teck Resources, Ltd.	282,136
2,300	Toagosei Company, Ltd.	24,621
2,000	Tosoh Corporation	15,111
3,399	UPM-Kymmene Oyj	77,089
17,718	Verso Corporation[m]	143,339
2,114	Vulcan Materials Company	271,290
6,962	Westrock Company	371,492
21,772	Yamana Gold, Inc.	72,065
600	Yamato Kogyo Company, Ltd.	17,941
3,896	Yara International ASA	164,277

	Total	25,237,421

Real Estate (0.8%)
23,860	AGNC Investment Corporation	445,466
3,240	American Assets Trust, Inc.	139,093
5,640	American Campus Communities, Inc.	274,217
7,770	Ares Commercial Real Estate Corporation	104,740
2,000	ARMOUR Residential REIT, Inc.	42,040
225	Befimmo SA	12,339
11,160	Bluerock Residential Growth REIT, Inc.	145,973
60,643	Brixmor Property Group, Inc.	1,463,316
2,350	Camden Property Trust	196,389
12,100	CapitaLand Retail China Trust[m]	12,191
20,600	CapitaMall Trust	28,307
22,920	CBL & Associates Properties, Inc.	248,682
60,886	Cedar Realty Trust, Inc.	365,925
22,320	Chatham Lodging Trust	449,525
10,820	City Office REIT, Inc.	136,224
15,410	Columbia Property Trust, Inc.	342,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (23.2%)	Value

Real Estate (0.8%) - continued
2,586	Cominar Real Estate Investment Trust	$28,995
8,900	CoreCivic, Inc.	258,456
4,210	Corporate Office Properties Trust	133,962
8,261	Cousins Properties, Inc.	70,218
2,790	CyrusOne, Inc.	134,366
100	Daito Trust Construction Company, Ltd.	13,980
110,420	DDR Corporation	1,676,176
17,021	DEXUS Property Group	115,951
2,200	Digital Realty Trust, Inc.	236,786
7,800	Duke Realty Corporation	189,774
21,051	Easterly Government Properties, Inc.	414,705
1,710	Equity Lifestyle Properties, Inc.	126,437
7,270	Farmland Partners, Inc.	82,587
19,768	First Potomac Realty Trust	202,424
14,220	Franklin Street Properties Corporation	181,305
7,300	General Growth Properties, Inc.	181,332
7,031	H&R Real Estate Investment Trust	121,898
1,533	Hamborner REIT AG	14,813
15,770	HFF, Inc.	468,054
13,857	Host Hotels & Resorts, Inc.	250,396
1,530	Hudson Pacific Properties, Inc.	54,177
20,000	Hysan Development Company, Ltd.	91,149
13,130	InfraREIT, Inc.	216,382
11,270	Kite Realty Group Trust	270,705
12,270	LaSalle Hotel Properties	370,186
10,180	Liberty Property Trust	390,810
7,283	Life Storage, Inc.	593,200
2,000	Link REIT	13,667
1,390	Mid-America Apartment Communities, Inc.	131,980
80,928	New World Development Company, Ltd.	93,374
24,210	Orchid Island Capital, Inc.	286,404
1,650	Park Hotels & Resorts, Inc.	44,781
6,825	Pebblebrook Hotel Trust	204,136
5,300	Physicians Realty Trust	98,315
1,854	Potlatch Corporation	76,385
9,030	RE/MAX Holdings, Inc.	506,132
2,300	Realogy Holdings Corporation	59,593
27,820	Resource Capital Corporation	228,680
47,390	Retail Properties of America, Inc.	709,428
6,364	SBA Communications Corporation[m]	669,875
11,380	Silver Bay Realty Trust Corporation REIT	191,753
11,270	Spirit Realty Captial, Inc.	118,560
31,712	Stockland	104,647
5,310	Store Capital Corporation	125,635
1,850	Sun Communities, Inc.	145,706
1,000	Sun Hung Kai Properties, Ltd.	13,761
7,377	Terreno Realty Corporation	200,581
10,410	Urstadt Biddle Properties, Inc.	233,705
4,190	Washington Prime Group, Inc.	40,434
1,026	Wereldhave NV	44,975
3,000	Wheelock and Company, Ltd.	18,234
19,200	Wing Tai Holdings, Ltd.	23,675

	Total	15,680,940

Telecommunications Services (0.2%)
11,730	AT&T, Inc.	494,537
2,010	ATN International, Inc.	161,383
6,302	Cincinnati Bell, Inc.[m]	144,631
2,840	Elisa Oyj	95,702
2,958	Freenet AG	88,931

Shares	Common Stock (23.2%)	Value

Telecommunications Services (0.2%) - continued
16,390	General Communication, Inc.[m]	$329,767
8,217	Inmarsat plc	62,957
42,345	KCOM Group plc	47,677
10,892	Koninklijke (Royal) KPN NV	31,380
9,091	Level 3 Communications, Inc.[m]	540,551
2,600	Nippon Telegraph & Telephone Corporation	114,848
3,500	NTT DOCOMO, Inc.	83,685
49,807	PCCW, Ltd.	30,231
3,254	Proximus SA	93,454
219	Swisscom AG	96,611
8,070	TDC ASm	42,522
4,500	Telefonica Deutschland Holding AG	18,824
2,336	Telefonica SA	22,601
2,844	Telenor ASA	45,084
20,582	Verizon Communications, Inc.	1,008,724
25,240	Vonage Holdings Corporation[m]	178,952

	Total	3,733,052

Utilities (0.7%)
6,350	AES Corporation	72,644
1,200	Alliant Energy Corporation	45,180
4,960	American Electric Power Company, Inc.	317,738
12,820	American States Water Company	561,260
6,570	Artesian Resources Corporation	203,867
964	ATCO, Ltd.	33,945
22,790	Avista Corporation	880,606
16,520	Calpine Corporation[m]	194,936
23,713	Centrica plc	67,132
5,560	Consolidated Water Company, Ltd.	57,268
11,230	DTE Energy Company	1,107,727
35,036	Dynegy, Inc.[m]	334,594
1,988	E.ON SE	15,314
930	El Paso Electric Company	42,687
32,111	Electricidade de Portugal SA	93,383
26,120	Eversource Energy	1,444,958
72,090	Great Plains Energy, Inc.	1,986,079
4,000	Hawaiian Electric Industries, Inc.	133,920
33,500	HK Electric Investments, Ltd.[e]	27,963
5,860	MDU Resources Group, Inc.	171,991
2,800	Middlesex Water Company	105,868
529	New Jersey Resources Corporation	19,943
2,550	NiSource, Inc.	57,043
2,300	NorthWestern Corporation	131,353
30,000	Osaka Gas Company, Ltd.	112,453
26,920	PG&E Corporation	1,666,079
4,360	PNM Resources, Inc.	149,984
14,970	Portland General Electric Company	652,842
6,500	Public Service Enterprise Group, Inc.	287,625
19,126	Redes Energeticas Nacionais SGPS SA	52,684
7,950	Renewable Energy Group, Inc.[m]	69,165
15,000	Southern Company	741,450
2,060	Southwest Gas Holdings, Inc.	165,974
1,100	Spire, Inc.	71,500
2,000	Toho Gas Company, Ltd.	14,961
4,354	United Utilities Group plc	50,422
27,040	Vectren Corporation	1,484,226

	Total	13,626,764

	Total Common Stock (cost $381,767,474)	453,763,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Preferred Stock (<0.1%)	Value

Consumer Staples (<0.1%)
144	Henkel AG & Company KGaA, 1.470%	$17,579

	Total	17,579

Energy (<0.1%)
1,443	Alpha Natural Resources, Inc., 0.000%[m]	32,828
1,443	ANR Holdings, Inc., 0.000%[m]	9,019

	Total	41,847

	Total Preferred Stock (cost $20,118)	59,426

Shares	Collateral Held for Securities Loaned (0.2%)	Value

4,334,328	Thrivent Cash Management Trust	4,334,328

	Total Collateral Held for Securities Loaned (cost $4,334,328)	4,334,328

Shares or Principal Amount	Short-Term Investments (16.6%)[n]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.400%, 2/1/2017[o]	200,000
200,000	0.515%, 2/9/2017[o]	199,982
100,000	0.490%, 2/10/2017[o]	99,990
500,000	0.500%, 2/17/2017[o]	499,911
300,000	0.525%, 3/8/2017[o]	299,851
4,700,000	0.520%, 3/14/2017[o]	4,697,269
300,000	0.530%, 3/15/2017[o]	299,822
6,300,000	0.530%, 3/17/2017[o]	6,296,075
200,000	0.529%, 3/29/2017	199,841
	Thrivent Core Short-Term Reserve Fund
31,113,804	0.950%	311,138,039

	Total Short-Term Investments (cost $323,930,525)	323,930,780

	Total Investments (cost $1,914,845,400) 110.5%	$2,159,484,763

	Other Assets and Liabilities, Net (10.5%)	(204,574,965)

	Total Net Assets 100.0%	$1,954,909,798

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $44,024,267 or 2.3% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
g	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	At January 31, 2017, $1,115,574 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
l	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of January 31, 2017 was $18,720,465 or 1.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	323,339
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,463
Ares CLO, Ltd., 10/12/2023	5/15/2015	419,417
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Betony CLO, Ltd., 4/15/2027	11/17/2016	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	134,567
Cent CLO 16, LP, 8/1/2024	9/5/2014	204,030
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	200,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	601,118
Contura Energy, Inc., 8/1/2021	3/28/2016	53,965
Digicel, Ltd., 4/15/2021	8/18/2014	736,965
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	677,698
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	38,322
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Security	Acquisition Date	Cost

GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	$250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	636,653
Magnetite XII, Ltd., 4/15/2027	11/17/2016	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	683,864
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	981,671
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,451,277
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton, Ltd., 4/15/2027	12/16/2016	675,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	726,107
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	151,918
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	525,543
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$3,788,928
Common Stock	381,242

Total lending	$4,170,170
Gross amount payable upon return of collateral for securities loaned	$4,334,328

Net amounts due to counterparty	$164,158

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$261,631,147
Gross unrealized depreciation	(16,991,784)

Net unrealized appreciation (depreciation)	$244,639,363

Cost for federal income tax purposes	$1,914,845,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,010,284	–	2,010,284	–
Capital Goods	1,890,893	–	1,036,643	854,250
Communications Services	11,215,943	–	10,489,046	726,897
Consumer Cyclical	4,981,599	–	4,681,224	300,375
Consumer Non-Cyclical	5,365,015	–	5,365,015	–
Energy	2,287,075	–	1,544,675	742,400
Financials	2,832,542	–	2,832,542	–
Technology	4,876,806	–	4,454,718	422,088
Transportation	762,454	–	762,454	–
Utilities	1,186,754	–	1,186,754	–
Registered Investment Companies
Affiliated Equity Holdings	547,030,432	547,030,432	–	–
Affiliated Fixed Income Holdings	202,385,793	202,385,793	–	–
Equity Funds/ETFs	12,025,210	12,025,210	–	–
Fixed Income Funds/ETFs	13,217,190	13,217,190	–	–
Long-Term Fixed Income
Asset-Backed Securities	33,580,940	–	32,730,940	850,000
Basic Materials	2,562,510	–	2,562,510	–
Capital Goods	8,339,293	–	8,339,293	–
Collateralized Mortgage Obligations	13,467,946	–	13,467,946	–
Commercial Mortgage-Backed Securities	11,892,480	–	11,892,480	–
Communications Services	20,825,297	–	20,511,781	313,516
Consumer Cyclical	12,442,345	–	12,442,345	–
Consumer Non-Cyclical	20,626,835	–	20,626,835	–
Energy	15,613,476	–	15,613,476	–
Financials	45,405,299	–	45,405,299	–
Foreign Government	2,421,647	–	2,421,647	–
Mortgage-Backed Securities	197,336,109	–	197,336,109	–
Technology	9,708,028	–	9,708,028	–
Transportation	2,999,212	–	2,999,212	–
U.S. Government and Agencies	153,669,637	–	153,669,637	–
Utilities	14,437,971	–	14,437,971	–
Common Stock
Consumer Discretionary	52,295,796	50,309,664	1,986,132	–
Consumer Staples	16,028,164	14,830,300	1,197,864	–
Energy	52,848,194	51,498,617	1,349,577	–
Financials	78,828,542	75,484,371	3,344,171	–
Health Care	50,488,098	49,198,588	1,289,510	–
Industrials	56,903,811	54,420,858	2,482,953	–
Information Technology	88,092,432	87,667,196	425,236	–
Materials	25,237,421	23,749,896	1,487,523	2
Real Estate	15,680,940	14,928,984	751,956	–
Telecommunications Services	3,733,052	2,858,545	874,507	–
Utilities	13,626,764	13,158,507	468,257	–
Preferred Stock
Consumer Staples	17,579	–	17,579	–
Energy	41,847	–	–	41,847
Short-Term Investments	12,792,741	–	12,792,741	–
Subtotal Investments in Securities	$1,844,012,396	$1,212,764,151	$626,996,870	$4,251,375

Other Investments*	Total

Short-Term Investments	311,138,039
Collateral Held for Securities Loaned	4,334,328

Subtotal Other Investments	$315,472,367

Total Investments at Value	$2,159,484,763

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,444,080	3,444,080	–	–

Total Asset Derivatives	$3,444,080	$3,444,080	$–	$–

Liability Derivatives
Futures Contracts	979,905	979,905	–	–
Credit Default Swaps	35,738	–	35,738	–

Total Liability Derivatives	$1,015,643	$979,905	$35,738	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $12,592,900 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	176	March 2017	$21,904,314	$21,906,500	$2,186
CBOT 2-Yr. U.S. Treasury Note	(64)	March 2017	(13,871,805)	(13,875,001)	(3,196)
CBOT 5-Yr. U.S. Treasury Note	250	March 2017	29,498,823	29,466,798	(32,025)
CBOT U.S. Long Bond	289	March 2017	43,866,837	43,593,844	(272,993)
CME E-mini S&P Mid-Cap 400 Index	(535)	March 2017	(90,560,204)	(90,174,250)	385,954
CME S&P 500 Index	(11)	March 2017	(6,200,379)	(6,254,875)	(54,496)
CME Ultra Long Term U.S. Treasury Bond	(42)	March 2017	(6,827,158)	(6,748,875)	78,283
ICE mini MSCI EAFE Index	1,309	March 2017	110,146,124	113,123,781	2,977,657
NYBOT NYF mini Russell 2000 Index	446	March 2017	30,934,045	30,316,850	(617,195)
Total Futures Contracts					$2,464,175

The following table presents Moderate Allocation Fund’s swaps contracts held as of January 31, 2017. Investments totaling $801,625 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5-Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$19,000,000	($35,738)	($35,738)
Total Credit Default Swaps				($35,738)	($35,738)

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Small Cap Stock	$22,015,655	$1,023,490	$–	1,108,903	$25,349,533	$109,574
Mid Cap Stock	79,441,957	3,529,484	–	3,445,235	90,506,311	334,825
Partner Worldwide Allocation	110,849,059	2,568,707	–	11,690,111	113,744,776	2,568,707
Large Cap Growth	109,077,260	595,132	–	12,198,433	115,275,188	–
Large Cap Value	144,258,964	7,194,934	–	7,718,917	159,858,778	2,391,686
Large Cap Stock	39,714,901	1,736,347	–	1,656,712	42,295,846	619,391
High Yield	33,618,643	467,973	–	7,160,757	34,514,848	486,483
Income	107,291,277	1,063,936	–	11,717,310	105,807,311	907,310
Limited Maturity Bond	61,985,059	276,796	–	4,989,038	62,063,634	276,577
Cash Management Trust-Collateral Investment	3,757,689	42,707,715	42,131,076	4,334,328	4,334,328	29,784
Core Short-Term Reserve	286,689,526	139,770,876	115,322,363	31,113,804	311,138,039	661,921
Total Value and Income Earned	$998,699,990				$1,064,888,592	$8,386,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value

Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$110,901	10.000%, 10/5/2021	$111,788
	Chemours Company, Term Loan
344,320	3.780%, 5/12/2022	343,029
	Fortescue Metals Group, Ltd., Term Loan
295,293	3.750%, 6/30/2019	297,106
	Ineos US Finance, LLC, Term Loan
682,191	3.750%, 12/15/2020	684,183
	Tronox Pigments BV, Term Loan
354,918	4.500%, 3/19/2020	356,100

	Total	1,792,206

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
172,840	4.000%, 12/13/2019	163,685
	Advanced Disposal Services, Inc., Term Loan
172,667	3.500%, 11/10/2023	174,208
	Berry Plastics Corporation, Term Loan
275,000	3.287%, 1/19/2024[b,c]	276,719
	Cortes NP Acquisition Corporation, Term Loan
550,000	6.029%, 11/30/2023	552,750

	Total	1,167,362

Communications Services (0.9%)
	Altice US Finance I Corporation, Term Loan
238,377	3.778%, 1/15/2025	240,959
	Beasley Broadcast Group, Inc., Term Loan
140,085	7.000%, 11/1/2023	140,260
	Cengage Learning Acquisitions, Term Loan
383,075	5.250%, 6/7/2023	355,781
	Charter Communications Operating, LLC, Term Loan
150,000	0.000%, 7/1/2020[b,c]	150,305
150,000	0.000%, 1/3/2021[b,c]	150,167
	FairPoint Communications, Inc., Term Loan
302,421	7.500%, 2/14/2019	305,369
	Grande Communications Networks, LLC, Term Loan
294,336	6.250%, 5/29/2020	296,911
	Hargray Communications Group, Inc., Term Loan
291,214	4.750%, 6/26/2019	294,004
	Integra Telecom Holdings, Inc., Term Loan
189,727	5.270%, 8/14/2020	189,870
92,618	9.750%, 2/12/2021	92,561
	Intelsat Jackson Holdings SA, Term Loan
96,057	3.750%, 6/30/2019	94,485
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	4.523%, 1/7/2022	452,916
	LTS Buyer, LLC, Term Loan
334,486	4.248%, 4/13/2020	336,158
	Mediacom Illinois, LLC, Term Loan
135,000	0.000%, 2/19/2024[b,c]	135,379

Principal Amount	Bank Loans (3.0%)[a]	Value

Communications Services (0.9%) - continued
	NEP Broadcasting, LLC, Term Loan
$31,429	10.000%, 7/22/2020	$31,782
	NEP/NCP Holdco, Inc., Term Loan
429,278	4.250%, 1/22/2020	430,532
	Numericable US, LLC, Term Loan
496,250	5.289%, 1/15/2024	501,366
	Sprint Communications, Inc., Term Loan
385,000	0.000%, 2/2/2024[b,c]	385,481
	Syniverse Holdings, Inc., Term Loan
275,769	4.000%, 4/23/2019	247,364
	TNS, Inc., Term Loan
156,407	5.000%, 2/14/2020	157,710
	Univision Communications, Inc., Term Loan
368,379	4.000%, 3/1/2020	369,197
	Virgin Media Bristol, LLC, Term Loan
300,000	3.517%, 1/31/2025	301,689
	WideOpenWest Finance, LLC, Term Loan
349,125	4.500%, 8/18/2023	350,532
	XO Communications, LLC, Term Loan
136,150	6.000%, 3/20/2021	136,490
	Yankee Cable Acquisition, LLC, Term Loan
231,291	6.000%, 3/1/2020	231,291
	Zayo Group, LLC, Term Loan
120,875	0.000%, 1/13/2024[b,c]	121,832
254,125	0.000%, 1/19/2024[b,c]	256,138

	Total	6,756,529

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
511,906	5.000%, 8/1/2021	514,307
	Boyd Gaming Corporation, Term Loan
239,400	3.761%, 9/15/2023	241,868
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,883	3.530%, 8/13/2021	291,973
	Ceridian HCM Holding, Inc., Term Loan
113,221	4.539%, 9/15/2020	112,797
	Four Seasons Holdings, Inc., Term Loan
210,000	3.998%, 11/30/2023	212,560
	Golden Nugget, Inc., Term Loan
155,529	4.539%, 11/21/2019	157,084
	Golden Nugget, Inc., Term Loan Delayed Draw
66,655	4.500%, 11/21/2019	67,322
	IMG Worldwide, Inc., Term Loan
321,859	5.290%, 5/6/2021	322,825
145,000	8.290%, 5/6/2022	145,181
	Mohegan Tribal Gaming Authority, Term Loan
274,312	5.500%, 10/13/2023	277,006
	Scientific Games International, Inc., Term Loan
488,735	6.008%, 10/1/2021	492,097

	Total	2,835,020

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
159,930	4.247%, 12/21/2022	161,030
290,070	4.061%, 6/22/2023	291,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value

Consumer Non-Cyclical (0.5%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$424,325	4.000%, 1/27/2021	$400,898
	Endo Luxembourg Finance I Company SARL, Term Loan
124,060	3.813%, 9/26/2022	123,647
	JBS USA LUX SA, Term Loan
455,000	0.000%, 10/30/2022[b,c]	455,946
	Mallinckrodt International Finance SA, Term Loan
98,987	3.748%, 3/19/2021	99,185
	McGraw-Hill Global Education Holdings, LLC, Term Loan
298,500	5.000%, 5/4/2022	282,703
	MultiPlan, Inc., Term Loan
463,977	5.000%, 6/7/2023	470,454
	Ortho-Clinical Diagnostics, Inc., Term Loan
375,783	4.750%, 6/30/2021	372,806
	PetSmart, Inc., Term Loan
129,342	4.000%, 3/11/2022	128,107
	Revlon Consumer Products Corporation, Term Loan
164,587	4.313%, 9/7/2023	165,885
	Valeant Pharmaceuticals International, Inc., Term Loan
825,311	5.530%, 4/1/2022[b,c]	828,513

	Total	3,780,912

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
131,175	6.750%, 5/29/2020	132,214
	Expro Holdings UK 2, Ltd., Term Loan
146,625	5.750%, 9/2/2021	130,558
	Houston Fuel Oil Terminal, LLC, Term Loan
337,982	4.250%, 8/19/2021	334,602
	McJunkin Red Man Corporation, Term Loan
150,270	5.000%, 11/8/2019	150,709
	MEG Energy Corporation, Term Loan
150,000	0.000%, 12/31/2023[b,c]	150,470
	Pacific Drilling SA, Term Loan
197,825	4.500%, 6/3/2018	98,912
	Targa Resources Partners, LP, Term Loan
95,814	5.750%, 2/27/2022	96,772
	Western Refining, Inc., Term Loan
111,750	5.500%, 6/23/2023	112,239

	Total	1,206,476

Financials (0.2%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
210,000	0.000%, 7/20/2020[b,c]	211,890
	DJO Finance, LLC, Term Loan
241,325	4.250%, 6/7/2020	235,051
	Harland Clarke Holdings Corporation, Term Loan
55,500	6.993%, 8/4/2019	55,431
	MoneyGram International, Inc., Term Loan
318,318	4.250%, 3/27/2020	317,822

Principal Amount	Bank Loans (3.0%)[a]	Value

Financials (0.2%) - continued
	Sable International Finance, Ltd., Term Loan
$315,000	5.528%, 12/30/2022	$318,430
	Trans Union, LLC, Term Loan
180,000	0.000%, 4/9/2023[b,c]	180,788
	WaveDivision Holdings, LLC, Term Loan
362,042	4.040%, 10/15/2019	363,628

	Total	1,683,040

Technology (0.4%)
	First Data Corporation, Term Loan
153,153	3.775%, 3/24/2021	154,038
869,829	3.775%, 7/8/2022	875,631
	Harland Clarke Holdings Corporation, Term Loan
275,500	7.000%, 12/31/2019	275,156
	Micron Technologies, Inc., Term Loan
179,100	4.530%, 4/26/2022	181,466
	NXP BV, Term Loan
132,967	3.240%, 12/7/2020	133,525
	ON Semiconductor Corporation, Term Loan
493,762	4.028%, 3/31/2023	498,908
	Rackspace Hosting, LLC, Term Loan
270,000	4.500%, 11/3/2023	272,122
	SS&C European Holdings SARL, Term Loan
159,304	4.028%, 7/8/2022	160,755
15,288	4.028%, 7/8/2022	15,427
	Western Digital Corporation, Term Loan
462,675	4.526%, 4/29/2023	466,145
	Xerox Business Services, LLC, Term Loan
260,000	6.251%, 12/7/2023	264,441

	Total	3,297,614

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
189,839	5.250%, 8/5/2019	186,754
	XPO Logistics, Inc., Term Loan
354,762	4.250%, 11/1/2021	356,980

	Total	543,734

Utilities (0.1%)
	Calpine Corporation, Term Loan
398,987	0.000%, 1/15/2024[b,c]	400,775
	Intergen NV, Term Loan
163,232	5.500%, 6/12/2020	159,967
	Talen Energy Supply, LLC, Term Loan
157,860	6.000%, 12/6/2023[b,c]	160,327

	Total	721,069

	Total Bank Loans (cost $23,762,835)	23,783,962

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Asset-Backed Securities (3.2%)
	Access Group, Inc.
216,920	1.271%, 2/25/2036, Ser. 2013-1, Class Ad,e	215,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Asset-Backed Securities (3.2%) - continued
	Alm Loan Funding CLO
$170,000	2.453%, 10/17/2026, Ser. 2014-11A, Class A1*,e	$170,618
	AMSR Trust
450,000	2.168%, 11/17/2033, Ser. 2016-SFR1, Class Ad,e	451,057
	Apidos CLO XVIII
175,000	2.453%, 7/22/2026, Ser. 2014-18A, Class A1*,e	175,308
	Ares CLO, Ltd.
439,389	2.308%, 10/12/2023, Ser. 2012-2A, Class AR*,e	439,553
	BA Credit Card Trust
220,000	1.148%, 6/15/2021, Ser. 2014-A1, Class Ae	220,527
	Babson CLO, Ltd.
170,000	2.413%, 10/17/2026, Ser. 2014-IIA, Class A*,e	170,303
	Betony CLO, Ltd.
150,000	2.256%, 4/15/2027, Ser. 2015-1A, Class AR*,e	149,246
	Birchwood Park CLO, Ltd.
170,000	2.463%, 7/15/2026, Ser. 2014-1A, Class A*,e	170,343
	BlueMountain CLO, Ltd.
170,000	2.503%, 10/15/2026, Ser. 2014-3A, Class A1*,e	170,305
	Capital One Multi-Asset Execution Trust
300,000	1.148%, 1/18/2022, Ser. 2014-A3, Class A3[e]	300,751
	Carlyle Global Market Strategies CLO, Ltd.
109,531	2.330%, 7/20/2023, Ser. 2012-2A, Class A1R*,e	109,573
175,000	2.232%, 10/15/2026, Ser. 2014-4A, Class A1R*,c,e	175,000
175,000	2.523%, 10/15/2026, Ser. 2014-4A, Class A1*,e	175,057
	Cent CLO 16, LP
165,167	2.136%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,e	165,193
	Cent CLO 22, Ltd.
175,000	2.291%, 11/7/2026, Ser. 2014-22A, Class A1R*,e	174,634
	Chase Issuance Trust
175,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	175,467
125,000	1.620%, 7/15/2020, Ser. 2015-A7, Class A7	125,275
400,000	1.178%, 5/17/2021, Ser. 2016-A1, Class Ae	401,358
	Chesapeake Funding II, LLC
350,000	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	349,090
	Chesapeake Funding, LLC
77,640	1.216%, 1/7/2025, Ser. 2013-1A, Class Ad,e	77,594
	Commonbond Student Loan Trust
402,698	2.730%, 10/25/2040, Ser. 2016-B, Class A1[d]	396,612
	DRB Prime Student Loan Trust
629,974	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	636,170

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Asset-Backed Securities (3.2%) - continued
	Dryden 34 Senior Loan Fund CLO
$170,000	2.453%, 10/15/2026, Ser. 2014-34A, Class A*,e	$170,622
	Earnest Student Loan Program, LLC
652,296	3.020%, 5/25/2034, Ser. 2016-B, Class A2[d]	648,986
	Edlinc Student Loan Funding Trust
152,315	3.490%, 10/1/2025, Ser. 2012-A, Class AT*,e	154,325
	Federal National Mortgage Association - Alternative Credit Enhancement Securities
500,000	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	495,670
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ad	171,540
	Galaxy XX CLO, Ltd.
550,000	2.480%, 7/20/2027, Ser. 2015-20A, Class A*,e	549,523
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.409%, 10/29/2026, Ser. 2014-9A, Class AR*,e	249,808
	Golub Capital Partners CLO 23M, Ltd.
500,000	2.366%, 5/5/2027, Ser. 2015- 23A, Class A1*,e	500,056
	Limerock CLO III, LLC
500,000	2.237%, 10/20/2026, Ser. 2014-3A, Class A1R*,c,e,f	500,000
500,000	2.560%, 10/20/2026, Ser. 2014-3A, Class A1*,e	499,666
	Madison Park Funding XIV CLO, Ltd.
190,000	2.480%, 7/20/2026, Ser. 2014-14A, Class A2*,e	190,362
	Madison Park Funding, Ltd.
482,978	2.196%, 8/15/2022, Ser. 2012-9A, Class AR*,e	483,030
	Magnetite XII, Ltd.
525,000	2.353%, 4/15/2027, Ser. 2015-12A, Class AR*,e	524,740
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	696,649
675,000	3.246%, 12/15/2047	684,053
	Morgan Stanley Capital, Inc.
627,631	0.921%, 2/25/2037, Ser. 2007-NC2, Class A2FPe	373,809
	Mountain View CLO, Ltd.
525,000	2.483%, 7/15/2027, Ser. 2015-9A, Class A1A*,e	523,741
	Murray Hill Marketplace Trust
425,527	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	427,634
	Neuberger Berman CLO, Ltd.
150,000	2.346%, 8/4/2025, Ser. 2014-17A, Class A*,e	149,983
	NZCG Funding CLO, Ltd.
525,000	2.587%, 4/27/2027, Ser. 2015-2A, Class A1*,e	524,715
	Octagon Investment Partners XX CLO, Ltd.
170,000	2.342%, 8/12/2026, Ser. 2014-1A, Class A*,e	170,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Asset-Backed Securities (3.2%) - continued
	OHA Loan Funding, Ltd.
$500,000	2.560%, 10/20/2026, Ser. 2014-1A, Class A1*,e	$502,950
	OneMain Financial Issuance Trust
325,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ad	331,519
	OZLM VIII, Ltd.
170,000	2.463%, 10/17/2026, Ser. 2014-8A, Class A1A*,e	170,334
	Race Point IX CLO, Ltd.
400,000	2.533%, 4/15/2027, Ser. 2015-9A, Class A1*,e	400,896
	Renaissance Home Equity Loan Trust
1,663,683	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[g]	1,131,216
	Shackleton, Ltd.
525,000	2.393%, 4/15/2027, Ser. 2015-7A, Class AR*,e	524,749
	SLM Student Loan Trust
32,687	1.367%, 8/15/2022, Ser. 2013-A, Class A1[d,e]	32,705
259,789	1.171%, 3/25/2025, Ser. 2010-1, Class Ae	255,005
235,336	1.291%, 3/25/2026, Ser. 2011-1, Class A1[e]	235,924
300,000	1.817%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	301,741
	SoFi Consumer Loan Program, LLC
811,213	3.260%, 8/25/2025, Ser. 2016-1, Class Ad	813,939
653,105	3.050%, 12/26/2025, Ser. 2016-3, Class Ad	652,127
	SoFi Professional Loan Program, LLC
235,618	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	235,748
500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Bd	496,308
	Sunset Mortgage Loan Company, LLC
449,495	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,g	450,270
	Symphony CLO VIII, Ltd.
122,981	2.110%, 1/9/2023, Ser. 2012- 8A, Class AR*,e	123,025
	Symphony CLO XV, Ltd.
500,000	2.473%, 10/17/2026, Ser. 2014-15A, Class A*,e	501,007
	Vericrest Opportunity Loan Transferee
341,037	3.375%, 10/25/2058, Ser. 2015-NPL3, Class A1*,g	341,283
390,567	4.250%, 3/26/2046, Ser. 2016-NPL3, Class A1[d,g]	392,791
393,021	3.500%, 9/25/2046, Ser. 2016-NP10, Class A1[d,g]	391,298
737,233	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[d,g]	733,552
1,172,104	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[d,g]	1,169,172
347,615	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[d,g]	347,599

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Asset-Backed Securities (3.2%) - continued
	Voya CLO 3, Ltd.
$170,000	2.458%, 7/25/2026, Ser. 2014-3A, Class A1*,e	$170,546

	Total	24,989,578

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
150,000	6.750%, 9/30/2024[d]	162,750
	Anglo American plc
300,000	3.625%, 5/14/2020[d]	302,250
	ArcelorMittal SA
310,000	6.500%, 3/1/2021[h]	338,675
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[d]	111,413
	Glencore Funding, LLC
80,000	2.083%, 4/16/2018[d,e]	79,600
	Kinross Gold Corporation
160,000	5.950%, 3/15/2024	167,880
	Novelis Corporation
105,000	5.875%, 9/30/2026[d]	106,969
	Westlake Chemical Corporation
160,000	3.600%, 8/15/2026[d]	155,333

	Total	1,424,870

Capital Goods (0.7%)
	AECOM
380,000	5.875%, 10/15/2024	409,450
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[d]	200,688
	Cemex Finance, LLC
370,000	9.375%, 10/12/2022[d]	402,486
	CNH Industrial Capital, LLC
345,000	4.375%, 11/6/2020	357,506
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	316,588
	General Electric Company
251,000	5.000%, 1/21/2021[i]	260,224
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[d]	417,500
	L3 Technologies, Inc.
184,000	3.950%, 5/28/2024	188,547
	Lockheed Martin Corporation
162,000	2.500%, 11/23/2020	163,300
184,000	4.500%, 5/15/2036	194,286
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	194,081
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[d]	408,331
	Pentair Finance SA
225,000	2.900%, 9/15/2018	227,846
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	119,933
	Reynolds Group Issuer, Inc.
305,000	5.125%, 7/15/2023[d]	312,625
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	242,079
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	119,901
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[d]	306,063
	Textron, Inc.
135,000	5.600%, 12/1/2017	139,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Capital Goods (0.7%) - continued
$125,000	7.250%, 10/1/2019	$140,584
	United Rentals North America, Inc.
260,000	5.500%, 7/15/2025	269,750
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	55,167

	Total	5,446,275

Collateralized Mortgage Obligations (1.0%)
	Alternative Loan Trust
265,775	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	230,935
	Angel Oak Mortgage Trust I, LLC
202,444	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	201,778
	Citigroup Mortgage Loan Trust, Inc.
185,632	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	179,355
	CitiMortgage Alternative Loan Trust
592,518	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	507,895
	COLT Mortgage Loan Trust
360,368	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	360,621
	Countrywide Alternative Loan Trust
374,346	3.036%, 10/25/2035, Ser. 2005-43, Class 4A1	305,698
226,098	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	151,074
116,054	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	110,708
731,124	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	623,668
675,020	7.000%, 10/25/2037, Ser. 2007-24, Class A10	359,621
	Countrywide Home Loans, Inc.
208,594	5.750%, 4/25/2037, Ser. 2007-3, Class A27	175,316
	Deutsche Alt-A Securities Mortgage Loan Trust
171,461	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	151,607
	Federal Home Loan Mortgage Corporation
1,108,080	3.000%, 4/15/2028, Ser.- 4193, Class AIj	103,021
916,703	3.000%, 2/15/2033, Ser.- 4170, Class IGj	109,695
	Federal National Mortgage Association
1,834,527	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	247,563
	Greenpoint Mortgage Funding Trust
726,276	0.956%, 10/25/2045, Ser. 2005-AR4, Class G41Be	571,782
	J.P. Morgan Mortgage Trust
55,488	3.712%, 10/25/2036, Ser. 2006-A6, Class 1A2	50,528
542,681	1.151%, 1/25/2037, Ser. 2006-S4, Class A8[e]	302,922
685,339	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	504,994
	MASTR Alternative Loans Trust
161,495	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	161,164

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Collateralized Mortgage Obligations (1.0%) - continued
$399,836	1.221%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	$177,820
	Merrill Lynch Alternative Note Asset Trust
147,548	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	113,926
	Pretium Mortgage Credit Partners, LLC
982,677	4.375%, 11/27/2030, Ser. 2015-NPL4, Class A1*,g	990,058
	Residential Accredit Loans, Inc. Trust
119,266	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	106,225
	Residential Asset Securitization Trust
702,415	1.151%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	178,820
	Sequoia Mortgage Trust
883,042	4.089%, 9/20/2046, Ser. 2007-1, Class 4A1	720,569
	WaMu Mortgage Pass Through Certificates
145,081	2.848%, 9/25/2036, Ser. 2006-AR10, Class 1A2	135,915
129,192	2.851%, 10/25/2036, Ser. 2006-AR12, Class 1A1	113,227
	Washington Mutual Mortgage Pass Through Certificates Trust
368,066	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	275,629

	Total	8,222,134

Commercial Mortgage-Backed Securities (1.0%)
	Citigroup Commercial Mortgage Trust
219,686	1.102%, 11/10/2046	219,003
	Commercial Mortgage Pass-Through Certificates
540,000	1.816%, 6/8/2030[d,e]	541,013
	Commercial Mortgage Trust
150,000	3.039%, 12/10/2018	153,365
	Freddie Mac Multifamily Structured Pass Through Certificates
525,000	2.776%, 3/25/2023	534,976
1,100,000	3.347%, 11/25/2026	1,136,768
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,018,561
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047	833,279
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.734%, 2/12/2049	805,611
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	555,197
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	499,109
	SCG Trust
150,000	2.354%, 11/15/2026[d,e]	150,000
	UBS Commercial Mortgage Trust
985,888	3.400%, 5/10/2045	1,028,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Commercial Mortgage-Backed Securities (1.0%) - continued
	Wells Fargo Commercial Mortgage Trust
$500,000	3.617%, 9/15/2057	$514,880

	Total	7,990,245

Communications Services (1.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	208,301
	Altice Financing SA
307,000	6.625%, 2/15/2023[d]	320,623
	AMC Networks, Inc.
265,000	5.000%, 4/1/2024	270,300
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	174,829
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,034
230,000	3.300%, 2/15/2021	232,608
	AT&T, Inc.
112,000	5.875%, 10/1/2019	122,401
75,000	1.928%, 6/30/2020[e]	75,924
168,000	3.875%, 8/15/2021	173,610
160,000	3.000%, 6/30/2022	157,788
130,000	3.800%, 3/1/2024[c]	129,917
175,000	5.250%, 3/1/2037[c,f]	174,176
120,000	6.350%, 3/15/2040	136,246
160,000	5.550%, 8/15/2041	164,964
200,000	5.150%, 3/15/2042	196,882
160,000	4.750%, 5/15/2046	146,157
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[d]	180,846
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[d]	427,876
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	361,250
	Charter Communications Operating, LLC
162,000	6.834%, 10/23/2055	190,289
108,000	3.579%, 7/23/2020	110,627
188,000	4.908%, 7/23/2025	197,125
	Clear Channel Worldwide Holdings, Inc.
240,000	6.500%, 11/15/2022	250,560
	Columbus International, Inc.
370,000	7.375%, 3/30/2021[d]	392,663
	Comcast Corporation
150,000	2.750%, 3/1/2023	147,954
395,000	4.400%, 8/15/2035	408,496
100,000	4.650%, 7/15/2042	102,835
282,000	4.750%, 3/1/2044	299,146
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[d]	94,590
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	221,067
418,000	5.250%, 1/15/2023	454,073
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[d]	40,550
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*	531,411
	FairPoint Communications, Inc.
275,000	8.750%, 8/15/2019[d]	286,688
	Frontier Communications Corporation
480,000	8.875%, 9/15/2020	511,200

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Communications Services (1.6%) - continued
	Level 3 Communications, Inc.
$380,000	5.375%, 1/15/2024	$384,872
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	137,785
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	94,145
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	188,384
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	129,479
	SFR Group SA
515,000	6.000%, 5/15/2022[d]	529,806
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	239,112
	Sprint Corporation
305,000	7.625%, 2/15/2025[h]	327,494
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	191,707
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	338,826
	Time Warner, Inc.
80,000	3.600%, 7/15/2025	78,417
155,000	6.250%, 3/29/2041	182,671
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	327,825
	Verizon Communications, Inc.
125,000	1.763%, 6/17/2019[e]	126,118
290,000	3.000%, 11/1/2021	290,908
393,000	5.150%, 9/15/2023	433,910
100,000	5.050%, 3/15/2034	102,485
180,000	4.272%, 1/15/2036	167,579
325,000	4.522%, 9/15/2048	293,567
	Viacom, Inc.
200,000	4.375%, 3/15/2043	163,846
120,000	5.850%, 9/1/2043	119,360
	Vodafone Group plc
160,000	6.150%, 2/27/2037	179,048

	Total	12,941,350

Consumer Cyclical (1.0%)
	Argos Merger Sub, Inc.
475,000	7.125%, 3/15/2023[d]	466,688
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	77,040
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	508,737
	CVS Health Corporation
50,000	2.250%, 8/12/2019	50,258
320,000	4.875%, 7/20/2035	343,680
150,000	5.125%, 7/20/2045	164,508
	Daimler Finance North America, LLC
160,000	1.659%, 10/30/2019[d,e]	160,092
	Delphi Automotive plc
230,000	3.150%, 11/19/2020	233,947
	eBay, Inc.
90,000	2.500%, 3/9/2018	90,801
	Ford Motor Credit Company, LLC
120,000	5.000%, 5/15/2018	124,475
260,000	2.551%, 10/5/2018	261,503
200,000	2.943%, 1/8/2019	202,424
80,000	2.459%, 3/27/2020	79,171
60,000	3.200%, 1/15/2021	60,306
	General Motors Company
85,000	6.600%, 4/1/2036	98,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Consumer Cyclical (1.0%) - continued
$193,000	6.250%, 10/2/2043	$214,052
	General Motors Financial Company, Inc.
138,000	3.700%, 11/24/2020	141,237
92,000	4.200%, 3/1/2021	95,675
250,000	4.300%, 7/13/2025	249,106
	Home Depot, Inc.
108,000	2.625%, 6/1/2022	108,724
115,000	3.000%, 4/1/2026	114,013
120,000	4.250%, 4/1/2046	123,821
	Hyundai Capital America
78,000	2.400%, 10/30/2018[d]	78,317
138,000	3.000%, 10/30/2020[d]	138,533
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	329,962
	KB Home
160,000	4.750%, 5/15/2019	163,400
	L Brands, Inc.
315,000	5.625%, 2/15/2022	329,962
	Lear Corporation
200,000	5.250%, 1/15/2025	212,220
	Lennar Corporation
30,000	4.125%, 12/1/2018	30,731
315,000	4.875%, 12/15/2023	320,513
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[d]	215,000
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	136,852
	MGM Resorts International
380,000	6.000%, 3/15/2023	409,332
	Newell Rubbermaid, Inc.
92,000	2.600%, 3/29/2019	93,139
138,000	5.500%, 4/1/2046	156,005
	Prime Security Services Borrower, LLC
360,000	9.250%, 5/15/2023[d]	390,150
	Rite Aid Corporation
365,000	6.125%, 4/1/2023[d]	380,056
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	104,625
67,000	4.000%, 12/31/2018	69,010
	West Corporation
305,000	5.375%, 7/15/2022[d]	293,563

	Total	7,819,656

Consumer Non-Cyclical (1.5%)
	Abbott Laboratories
80,000	2.350%, 11/22/2019	80,203
100,000	3.400%, 11/30/2023	99,762
105,000	4.750%, 11/30/2036	105,031
80,000	4.900%, 11/30/2046	80,610
	AbbVie, Inc.
185,000	2.500%, 5/14/2020	185,816
230,000	3.600%, 5/14/2025	226,924
230,000	4.450%, 5/14/2046	214,597
	Actavis Funding SCS
280,000	4.550%, 3/15/2035	276,081
120,000	4.850%, 6/15/2044	119,779
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	79,868
100,000	2.625%, 9/16/2026	93,899
	Amgen, Inc.
92,000	2.700%, 5/1/2022	91,621
75,000	3.125%, 5/1/2025	72,955

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Consumer Non-Cyclical (1.5%) - continued
	Anheuser-Busch InBev Finance, Inc.
$100,000	2.146%, 2/1/2021[e]	$101,723
337,000	3.650%, 2/1/2026	339,214
320,000	4.700%, 2/1/2036	338,429
230,000	4.900%, 2/1/2046	246,282
	Anheuser-Busch InBev Worldwide, Inc.
108,000	3.750%, 1/15/2022	113,100
	BAT International Finance plc
100,000	1.473%, 6/15/2018[d,e]	100,101
	Baxter International, Inc.
100,000	2.600%, 8/15/2026	92,413
	Bayer U.S. Finance, LLC
120,000	3.375%, 10/8/2024[d]	119,880
	Biogen, Inc.
165,000	3.625%, 9/15/2022	169,991
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	98,953
75,000	3.850%, 5/15/2025	75,528
120,000	7.375%, 1/15/2040	149,255
	BRF SA
170,000	4.750%, 5/22/2024[d]	168,300
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	185,045
91,000	3.500%, 11/24/2020	92,576
	Cardinal Health, Inc.
81,000	4.900%, 9/15/2045	84,529
	Celgene Corporation
230,000	2.875%, 8/15/2020	233,618
50,000	3.550%, 8/15/2022	51,350
100,000	5.000%, 8/15/2045	103,368
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,450
	Conagra Brands, Inc.
69,000	7.125%, 10/1/2026	84,222
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[d]	231,301
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[d]	173,992
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[d]	122,100
	Express Scripts Holding Company
80,000	3.000%, 7/15/2023	77,212
215,000	4.500%, 2/25/2026	219,457
37,000	3.400%, 3/1/2027	34,428
	Gilead Sciences, Inc.
55,000	2.550%, 9/1/2020	55,540
200,000	2.950%, 3/1/2027	190,412
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	415,096
	H. J. Heinz Company
200,000	3.500%, 7/15/2022	203,381
	HCA, Inc.
185,000	5.250%, 6/15/2026	192,862
155,000	4.500%, 2/15/2027	152,869
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[d]	252,432
	JBS USA, LLC
310,000	5.750%, 6/15/2025[d]	316,975
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	187,953
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Consumer Non-Cyclical (1.5%) - continued
	McKesson Corporation
$125,000	4.883%, 3/15/2044	$126,654
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	93,243
	Medtronic plc
470,000	4.375%, 3/15/2035	491,624
	Merck & Company, Inc.
80,000	1.257%, 2/10/2020[e]	80,644
50,000	3.700%, 2/10/2045	47,365
	Mondelez International, Inc.
87,000	1.406%, 2/1/2019[e]	86,995
	Mylan NV
180,000	3.000%, 12/15/2018[d]	181,437
55,000	3.150%, 6/15/2021[d]	54,265
240,000	5.250%, 6/15/2046[d]	225,586
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	176,375
	Pernod Ricard SA
150,000	3.250%, 6/8/2026[d]	144,208
	Perrigo Finance Unlimited Company
280,000	3.500%, 3/15/2021	283,540
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017	130,532
299,000	5.700%, 8/15/2035	342,106
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[d]	138,925
	Shire Acquisitions Investments Ireland Designated Activity Company
120,000	2.400%, 9/23/2021	116,591
120,000	3.200%, 9/23/2026	112,666
	Smithfield Foods, Inc.
75,000	2.700%, 1/31/2020[c,d]	75,275
	Tenet Healthcare Corporation
300,000	8.125%, 4/1/2022	303,000
	Teva Pharmaceutical Finance Netherlands III BV
170,000	2.200%, 7/21/2021	162,245
100,000	2.800%, 7/21/2023	93,671
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	68,054
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	216,300
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[d]	445,506
	Zoetis, Inc.
160,000	4.700%, 2/1/2043	155,678

	Total	11,994,273

Energy (1.2%)
	Anadarko Petroleum Corporation
140,000	4.850%, 3/15/2021	150,474
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	307,288
	Apache Corporation
160,000	4.750%, 4/15/2043	164,523
	Boardwalk Pipelines, LP
90,000	5.950%, 6/1/2026	99,833
85,000	4.450%, 7/15/2027	84,851
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	105,303
275,000	3.535%, 11/4/2024	278,872
50,000	3.119%, 5/4/2026	48,374
	Buckeye Partners, LP
128,000	2.650%, 11/15/2018	128,912

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Energy (1.2%) - continued
$28,000	3.950%, 12/1/2026	$27,459
	Canadian Natural Resources, Ltd.
175,000	3.450%, 11/15/2021	178,392
80,000	6.250%, 3/15/2038	92,924
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	167,944
	CNPC General Capital, Ltd.
104,000	2.750%, 4/19/2017[d]	104,214
	Columbia Pipeline Group, Inc.
210,000	2.450%, 6/1/2018	211,164
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	326,649
	Contura Energy, Inc.
32,000	10.000%, 8/1/2021*	34,362
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	175,525
	Devon Energy Corporation
135,000	3.250%, 5/15/2022[h]	135,348
	Ecopetrol SA
75,000	5.875%, 9/18/2023	80,322
	Enbridge Energy Partners, LP
80,000	4.375%, 10/15/2020	84,489
	Enbridge, Inc.
80,000	1.384%, 6/2/2017[e]	80,023
80,000	4.250%, 12/1/2026	82,320
	Encana Corporation
51,000	3.900%, 11/15/2021	51,963
160,000	6.500%, 2/1/2038	177,198
	Energy Transfer Partners, LP
160,000	4.650%, 6/1/2021	169,133
155,000	4.900%, 3/15/2035	150,090
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	44,218
50,000	4.850%, 7/15/2026	51,429
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	139,266
	EQT Corporation
99,000	5.150%, 3/1/2018	102,035
118,000	8.125%, 6/1/2019	132,742
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	81,703
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	142,806
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	119,187
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	71,587
75,000	4.750%, 9/15/2044	67,216
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	323,410
	MPLX, LP
160,000	4.875%, 6/1/2025	168,029
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	263,125
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	150,450
	Northern Tier Energy, LLC
370,000	7.125%, 11/15/2020	384,337
	Occidental Petroleum Corporation
160,000	4.100%, 2/15/2047	155,071
	Petrobras Global Finance BV
58,000	8.375%, 5/23/2021	64,513
120,000	8.750%, 5/23/2026	135,300
	Petroleos Mexicanos
60,000	5.375%, 3/13/2022[d]	61,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Energy (1.2%) - continued
$80,750	2.378%, 4/15/2025	$80,682
100,000	6.750%, 9/21/2047	94,370
	Phillips 66 Partners, LP
100,000	3.550%, 10/1/2026	97,116
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	95,321
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	333,500
	Rice Energy, Inc.
285,000	6.250%, 5/1/2022	295,687
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	336,738
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[d]	71,513
100,000	4.000%, 12/21/2025[d]	104,530
	Shell International Finance BV
75,000	1.352%, 5/11/2020[e]	75,090
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	157,881
	Sunoco Logistics Partners Operations, LP
315,000	4.400%, 4/1/2021	333,601
	Tesoro Corporation
320,000	4.750%, 12/15/2023[d]	328,800
	Valero Energy Corporation
200,000	3.400%, 9/15/2026	191,980
	Weatherford International, Ltd.
255,000	8.250%, 6/15/2023[h]	260,100

	Total	9,212,512

Financials (3.4%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[d]	203,653
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	144,076
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	92,145
80,000	4.625%, 10/30/2020	84,148
80,000	4.625%, 7/1/2022	83,913
	Aetna, Inc.
140,000	2.400%, 6/15/2021	140,555
185,000	2.800%, 6/15/2023	183,480
90,000	3.200%, 6/15/2026	89,962
140,000	4.250%, 6/15/2036	140,341
	Air Lease Corporation
125,000	2.125%, 1/15/2018	125,389
40,000	2.625%, 9/4/2018	40,364
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	213,413
200,000	4.125%, 3/30/2020	203,500
	American Express Credit Corporation
125,000	1.543%, 3/18/2019[e]	125,348
	American International Group, Inc.
65,000	3.300%, 3/1/2021	66,643
138,000	4.125%, 2/15/2024	143,402
60,000	3.900%, 4/1/2026	60,491
	Aon plc
69,000	3.875%, 12/15/2025	70,335
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	201,551
	Banco Santander Chile
150,000	1.915%, 4/11/2017[d,e]	149,820
	Bank of America Corporation
184,000	8.000%, 1/30/2018[i]	189,980
165,000	2.066%, 3/22/2018[e]	166,330

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Financials (3.4%) - continued
$105,000	1.868%, 4/1/2019[e]	$105,561
160,000	2.625%, 10/19/2020	160,234
205,000	3.300%, 1/11/2023	205,250
184,000	4.000%, 4/1/2024	188,896
150,000	4.000%, 1/22/2025	149,248
138,000	3.500%, 4/19/2026	135,633
180,000	3.824%, 1/20/2028	178,685
212,000	5.875%, 2/7/2042	255,449
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	229,686
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[d]	65,065
	Barclays Bank plc
46,000	10.179%, 6/12/2021[d]	57,602
	Barclays plc
150,000	2.750%, 11/8/2019	150,320
250,000	3.684%, 1/10/2023	250,390
236,000	3.650%, 3/16/2025	227,242
	BB&T Corporation
65,000	1.738%, 1/15/2020[e]	65,339
	Berkshire Hathaway, Inc.
115,000	2.750%, 3/15/2023	114,858
	Caisse Centrale Desjardins du Quebec
95,000	1.704%, 1/29/2018[d,e]	95,075
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	115,907
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	419,920
	Cigna Corporation
50,000	5.375%, 2/15/2042	56,455
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	392,812
	Citigroup, Inc.
90,000	1.779%, 4/8/2019[e]	90,303
220,000	1.800%, 1/10/2020[e]	220,334
185,000	2.700%, 3/30/2021	183,910
139,000	4.050%, 7/30/2022	144,593
145,000	4.400%, 6/10/2025	146,899
160,000	3.200%, 10/21/2026	151,662
120,000	4.125%, 7/25/2028	117,653
63,000	4.650%, 7/30/2045	64,985
	Citizens Bank NA
250,000	2.300%, 12/3/2018	251,394
	CoBank ACB
80,000	1.563%, 6/15/2022[e]	77,601
	Compass Bank
150,000	2.750%, 9/29/2019	150,055
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	136,063
	Credit Agricole SA
105,000	1.823%, 4/15/2019[d,e]	105,432
	Credit Suisse AG
92,000	5.400%, 1/14/2020	99,071
	Credit Suisse Group Funding, Ltd.
526,000	2.750%, 3/26/2020	523,558
184,000	3.750%, 3/26/2025	179,013
	Deutsche Bank AG
275,000	3.375%, 5/12/2021	273,860
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	234,551
	Discover Bank
135,000	8.700%, 11/18/2019	152,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Financials (3.4%) - continued
	Discover Financial Services
$108,000	6.450%, 6/12/2017	$109,838
	Duke Realty, LP
50,000	3.875%, 2/15/2021	52,055
150,000	4.375%, 6/15/2022	160,146
	ERP Operating, LP
54,000	3.375%, 6/1/2025	53,546
	European Investment Bank
160,000	1.875%, 3/15/2019	161,006
	Fifth Third Bancorp
112,000	2.875%, 7/27/2020	113,613
65,000	2.875%, 10/1/2021	65,730
	GE Capital International Funding Company
150,000	4.418%, 11/15/2035	157,346
	Goldman Sachs Group, Inc.
270,000	2.239%, 4/30/2018[e]	272,427
90,000	2.006%, 11/15/2018[e]	90,895
368,000	5.375%, 3/15/2020	398,701
95,000	2.201%, 4/23/2020[e]	96,088
99,000	5.250%, 7/27/2021	108,433
200,000	2.350%, 11/15/2021	194,435
175,000	3.000%, 4/26/2022	173,789
92,000	3.500%, 1/23/2025	90,976
160,000	4.750%, 10/21/2045	165,835
	Hartford Financial Services Group, Inc.
209,000	5.125%, 4/15/2022	231,473
	HBOS plc
271,000	6.750%, 5/21/2018[d]	285,492
	HCP, Inc.
290,000	4.000%, 12/1/2022	299,105
100,000	3.400%, 2/1/2025	95,866
	HSBC Bank plc
220,000	1.546%, 5/15/2018[d,e]	220,575
	HSBC Holdings plc
200,000	3.400%, 3/8/2021	203,770
200,000	6.875%, 6/1/2021[h,i]	212,406
125,000	2.650%, 1/5/2022	122,343
350,000	3.900%, 5/25/2026	349,873
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,457
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,971
	Icahn Enterprises, LP
185,000	6.000%, 8/1/2020	189,533
115,000	6.750%, 2/1/2024[d]	114,713
	ING Capital Funding Trust III
140,000	4.598%, 3/31/2017[e,i]	138,950
	International Lease Finance Corporation
40,000	4.625%, 4/15/2021	41,912
80,000	5.875%, 8/15/2022	88,384
	Intesa Sanpaolo SPA
200,000	5.250%, 1/12/2024	210,069
	J.P. Morgan Chase & Company
244,000	7.900%, 4/30/2018[i]	251,625
171,000	6.300%, 4/23/2019	186,612
75,000	2.250%, 1/23/2020	75,110
90,000	2.295%, 8/15/2021	88,425
230,000	4.500%, 1/24/2022	247,152
134,000	3.200%, 1/25/2023	135,130
230,000	2.700%, 5/18/2023	224,322
105,000	2.273%, 10/24/2023[e]	106,799
200,000	3.625%, 5/13/2024	203,296

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Financials (3.4%) - continued
$145,000	3.125%, 1/23/2025	$141,972
150,000	3.300%, 4/1/2026	146,677
	KeyCorp
220,000	2.900%, 9/15/2020	223,124
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[d]	86,916
	Liberty Property, LP
216,000	3.750%, 4/1/2025	216,447
	Lincoln National Corporation
80,000	8.750%, 7/1/2019	92,016
	Lloyds Bank plc
105,000	1.490%, 3/16/2018[e]	105,130
	MetLife, Inc.
210,000	4.050%, 3/1/2045	200,371
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	199,842
	Morgan Stanley
300,000	6.625%, 4/1/2018	316,450
180,000	2.318%, 4/25/2018[e]	181,976
95,000	2.177%, 1/27/2020[e]	96,286
80,000	5.550%, 7/15/2020[i]	82,100
115,000	2.500%, 4/21/2021	113,538
200,000	2.625%, 11/17/2021	196,914
135,000	4.875%, 11/1/2022	144,741
70,000	4.000%, 7/23/2025	71,442
275,000	4.350%, 9/8/2026	279,008
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	343,281
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	109,315
	National City Corporation
168,000	6.875%, 5/15/2019	185,567
	Park Aerospace Holdings, Ltd.
340,000	5.500%, 2/15/2024[c,d]	349,350
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,493
	Quicken Loans, Inc.
410,000	5.750%, 5/1/2025[d]	394,625
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,217
	Regions Bank
250,000	7.500%, 5/15/2018	267,229
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,432
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	75,379
139,000	5.000%, 6/1/2021	151,652
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	85,656
	Royal Bank of Scotland Group plc
200,000	3.875%, 9/12/2023	194,332
	Santander Holdings USA, Inc.
125,000	3.450%, 8/27/2018	127,106
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	159,823
	Santander UK plc
112,000	3.050%, 8/23/2018	113,955
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	70,510
225,000	2.750%, 2/1/2023	222,722
160,000	4.250%, 11/30/2046	157,053
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	130,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Financials (3.4%) - continued
	Standard Chartered plc
$130,000	2.100%, 8/19/2019[d]	$128,709
	State Street Corporation
104,000	1.809%, 8/18/2020[e]	105,722
	Sumitomo Mitsui Banking Corporation
110,000	1.603%, 1/16/2018[e,h]	110,137
	Sumitomo Mitsui Financial Group, Inc.
120,000	3.010%, 10/19/2026	114,116
	SunTrust Banks, Inc.
175,000	2.250%, 1/31/2020[c]	175,331
	Svenska Handelsbanken AB
150,000	1.483%, 6/17/2019[e]	150,177
	Synchrony Financial
60,000	2.111%, 2/3/2020[e]	59,339
70,000	3.750%, 8/15/2021	71,888
260,000	4.250%, 8/15/2024	265,716
	Toronto-Dominion Bank
70,000	1.889%, 12/14/2020[e]	70,943
	UBS Group Funding Jersey, Ltd.
230,000	2.950%, 9/24/2020[d]	230,126
138,000	4.125%, 9/24/2025[d]	139,307
	UnitedHealth Group, Inc.
45,000	3.350%, 7/15/2022	46,410
405,000	4.625%, 7/15/2035	439,633
	USB Realty Corporation
65,000	2.169%, 1/15/2022[d,e,i]	54,762
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	196,072
	Wells Fargo & Company
95,000	1.719%, 1/30/2020[e]	95,047
180,000	2.550%, 12/7/2020	180,217
185,000	3.069%, 1/24/2023	184,736
160,000	3.450%, 2/13/2023	161,723
205,000	3.000%, 2/19/2025	197,282
175,000	3.000%, 4/22/2026	166,665
163,000	3.000%, 10/23/2026	154,661
182,000	4.900%, 11/17/2045	188,668
	Welltower, Inc.
61,000	2.250%, 3/15/2018	61,354
108,000	3.750%, 3/15/2023	110,601
90,000	4.000%, 6/1/2025	91,629

	Total	27,174,668

Foreign Government (0.2%)
	Argentina Government International Bond
155,000	5.625%, 1/26/2022[d]	155,388
150,000	7.500%, 4/22/2026[d]	156,675
45,000	6.875%, 1/26/2027[d]	44,505
	Brazil Government International Bond
220,000	7.125%, 1/20/2037	241,450
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,316
	Indonesia Government International Bond
265,000	5.250%, 1/8/2047[d]	271,361
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[d]	148,830
	Mexico Government International Bond
100,000	4.125%, 1/21/2026[h]	100,200

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Foreign Government (0.2%) - continued
$125,000	4.350%, 1/15/2047	$108,131

	Total	1,316,856

Mortgage-Backed Securities (14.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 2/1/2032[c]	5,253,600
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 2/1/2047[c]	6,550,419
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
8,440,000	2.500%, 2/1/2032[c]	8,440,330
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,568,180	1.740%, 7/1/2043[e]	1,614,117
22,400,000	3.000%, 2/1/2047[c]	22,160,842
39,150,000	3.500%, 2/1/2047[c]	40,000,291
21,650,000	4.000%, 2/1/2047[c]	22,712,060
9,225,000	4.500%, 2/1/2047[c]	9,917,236

	Total	116,648,895

Technology (0.7%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,814
	Apple, Inc.
75,000	1.202%, 5/6/2020[e]	75,004
322,000	3.200%, 5/13/2025	322,918
138,000	4.650%, 2/23/2046	145,253
	Avnet, Inc.
120,000	3.750%, 12/1/2021	121,539
	Cisco Systems, Inc.
100,000	1.431%, 3/1/2019[e]	100,677
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[d]	229,109
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[d]	117,321
90,000	5.450%, 6/15/2023[d]	96,656
69,000	6.020%, 6/15/2026[d]	74,493
120,000	8.100%, 7/15/2036[d]	144,926
80,000	8.350%, 7/15/2046[d]	99,893
	Equinix, Inc.
210,000	5.750%, 1/1/2025	221,550
	Fidelity National Information Services, Inc.
195,000	2.850%, 10/15/2018	197,936
138,000	3.625%, 10/15/2020	142,740
	First Data Corporation
210,000	5.375%, 8/15/2023[d]	216,300
	Hewlett Packard Enterprise Company
230,000	2.450%, 10/5/2017	231,185
115,000	2.850%, 10/5/2018	116,451
115,000	4.400%, 10/15/2022	120,871
	Intel Corporation
40,000	3.100%, 7/29/2022	41,035
140,000	3.700%, 7/29/2025	146,977
207,000	4.100%, 5/19/2046	205,078
	International Business Machines Corporation
184,000	4.700%, 2/19/2046[h]	200,442

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Technology (0.7%) - continued
	Iron Mountain, Inc.
$125,000	6.000%, 8/15/2023	$132,500
	Microsoft Corporation
280,000	4.750%, 11/3/2055	296,870
280,000	4.200%, 11/3/2035	288,718
150,000	3.700%, 8/8/2046	137,615
215,000	4.250%, 2/6/2047[c]	217,020
	NXP BV
160,000	3.875%, 9/1/2022[d]	162,600
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,539
184,000	2.400%, 9/15/2023	177,715
270,000	2.950%, 5/15/2025	262,290
	Qualcomm, Inc.
138,000	3.000%, 5/20/2022	138,681
	Sensata Technologies UK Financing Company plc
240,000	6.250%, 2/15/2026[d]	257,400

	Total	5,571,116

Transportation (0.3%)
	Air Canada Pass Through Trust
60,556	3.875%, 3/15/2023[d]	58,436
	American Airlines Pass Through Trust
241,599	3.375%, 5/1/2027	237,371
	Avis Budget Car Rental, LLC
270,000	5.125%, 6/1/2022[d,h]	262,575
190,000	6.375%, 4/1/2024[d,h]	186,675
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	230,957
200,000	3.900%, 8/1/2046	194,159
	Continental Airlines, Inc.
120,021	4.150%, 4/11/2024	124,102
	CSX Corporation
98,000	3.700%, 11/1/2023	101,705
	Delta Air Lines, Inc.
49,145	4.950%, 5/23/2019	51,356
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[d]	66,832
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,336
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	164,783
	Virgin Australia Holdings, Ltd.
39,936	5.000%, 10/23/2023[d]	41,733
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[d]	313,125

	Total	2,094,145

U.S. Government and Agencies (10.5%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	679,916
2,000,000	3.000%, 5/15/2042	1,989,454
1,580,000	3.625%, 2/15/2044	1,753,738
3,054,000	2.500%, 5/15/2046	2,717,941
750,000	2.875%, 11/15/2046	724,160
	U.S. Treasury Bonds, TIPS
3,659,880	0.125%, 1/15/2023	3,670,432
5,891,640	0.625%, 1/15/2026	6,009,343
	U.S. Treasury Notes
5,500,000	0.875%, 3/31/2018	5,496,563
2,150,000	1.000%, 11/30/2018	2,143,449
2,500,000	0.750%, 2/15/2019	2,475,585
1,900,000	1.000%, 10/15/2019	1,879,442
6,520,000	1.500%, 10/31/2019	6,533,242

Principal Amount	Long-Term Fixed Income (42.4%)	Value

U.S. Government and Agencies (10.5%) - continued
$7,000,000	1.375%, 9/30/2020	$6,927,263
1,000,000	1.375%, 5/31/2021	981,328
9,370,000	1.125%, 8/31/2021	9,067,668
16,000,000	2.125%, 6/30/2022	16,084,992
2,755,000	1.625%, 8/15/2022	2,694,949
160,000	1.375%, 9/30/2023	151,669
4,100,000	1.625%, 10/31/2023	3,947,209
550,000	2.250%, 11/15/2024	546,391
6,766,000	2.000%, 11/15/2026	6,501,436

	Total	82,976,170

Utilities (1.1%)
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	217,126
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	80,287
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	75,361
	Calpine Corporation
310,000	5.375%, 1/15/2023[h]	305,350
	Chesapeake Midstream Partners, LP
230,000	6.125%, 7/15/2022	237,476
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	114,124
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	194,270
115,000	4.350%, 11/15/2045	120,426
	Consolidated Edison Company of New York, Inc.
69,000	4.500%, 12/1/2045	73,417
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	90,039
	Dominion Resources, Inc.
180,000	2.962%, 7/1/2019	182,435
	DTE Electric Company
115,000	3.700%, 3/15/2045	110,341
145,000	3.700%, 6/1/2046	139,205
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,194
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	168,701
160,000	3.750%, 9/1/2046	145,127
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	120,220
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	174,903
	Dynegy, Inc.
235,000	7.375%, 11/1/2022	232,063
	Edison International
180,000	2.950%, 3/15/2023	179,297
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019	124,890
120,000	4.750%, 6/15/2046	121,959
	Enel Finance International NV
84,000	6.250%, 9/15/2017[d]	86,296
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	320,850
	Eversource Energy
70,000	1.600%, 1/15/2018	69,922
	Exelon Corporation
100,000	5.100%, 6/15/2045	107,338
138,000	4.450%, 4/15/2046	137,101
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	202,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value

Utilities (1.1%) - continued
$60,000	2.950%, 1/15/2020	$60,763
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	68,383
80,000	5.300%, 7/1/2043	87,502
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	137,654
215,000	6.500%, 9/1/2039	240,445
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	358,831
	Monongahela Power Company
150,000	5.400%, 12/15/2043[d]	176,873
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	174,852
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	116,089
	NiSource Finance Corporation
255,000	5.650%, 2/1/2045	300,844
	Northern States Power Company
225,000	4.125%, 5/15/2044	228,772
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	324,450
	Pacific Gas & Electric Company
138,000	4.250%, 3/15/2046	140,630
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,507
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	79,681
225,000	5.000%, 3/15/2044	235,477
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	177,442
	Sempra Energy
250,000	6.150%, 6/15/2018	264,961
75,000	2.400%, 3/15/2020	74,972
	Southern California Edison Company
45,000	2.400%, 2/1/2022	44,880
	Southern Company
185,000	1.850%, 7/1/2019	184,314
185,000	4.400%, 7/1/2046	183,079
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	61,019
	Tesoro Logistics, LP
275,000	5.250%, 1/15/2025	286,688
	TransAlta Corporation
182,000	1.900%, 6/3/2017	181,773
	Williams Partners, LP
185,000	5.100%, 9/15/2045	184,023
	Xcel Energy, Inc.
130,000	3.350%, 12/1/2026	129,869

	Total	8,741,217

	Total Long-Term Fixed Income (cost $334,745,634)	334,563,960

Shares	Registered Investment Companies (33.4%)	Value

Affiliated Equity Holdings (16.7%)
2,441,728	Thrivent Large Cap Growth Fund	23,074,325
43,007	Thrivent Large Cap Stock Fund	1,097,981
2,607,494	Thrivent Large Cap Value Fund	54,001,202
561,094	Thrivent Mid Cap Stock Fund	14,739,928
3,494,435	Thrivent Partner Worldwide Allocation Fund	34,000,856

Shares	Registered Investment Companies (33.4%)	Value

Affiliated Equity Holdings (16.7%)- continued
210,863	Thrivent Small Cap Stock Fund	$4,820,321

	Total	131,734,613

Affiliated Fixed Income Holdings (15.6%)
4,311,890	Thrivent High Yield Fund	20,783,310
7,154,579	Thrivent Income Fund	64,605,848
2,993,827	Thrivent Limited Maturity Bond Fund	37,243,213

	Total	122,632,371

Equity Funds/ETFs (0.5%)
818	iShares Russell 2000 Growth Index Fund	127,804
1,319	iShares Russell 2000 Index Fund	178,368
820	iShares Russell 2000 Value Index Fund	96,703
1,450	Materials Select Sector SPDR Fund	75,342
14,252	SPDR S&P 500 ETF Trust	3,242,758
1,821	SPDR S&P Biotech ETF	118,183
240	SPDR S&P MidCap 400 ETF Trust	73,608

	Total	3,912,766

Fixed Income Funds/ETFs (0.6%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,682,240
8,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	938,800
15,450	PowerShares Senior Loan Portfolio	359,985
25,000	Vanguard Short-Term Corporate Bond ETF	1,990,500

	Total	4,971,525

	Total Registered Investment Companies (cost $212,943,509)	263,251,275

Shares	Common Stock (16.4%)	Value

Consumer Discretionary (1.9%)
4,635	Aaron’s, Inc.	143,407
1,230	Abercrombie & Fitch Company	14,280
1,705	Amazon.com, Inc.[k]	1,404,033
4,475	American Axle & Manufacturing Holdings, Inc.[k]	91,290
1,104	American Public Education, Inc.[k]	26,827
12,565	Aramark	425,200
600	Armstrong Flooring, Inc.[k]	12,618
710	Ascent Capital Group, Inc.[k]	10,998
3,850	Barnes & Noble, Inc.	39,270
2,450	Beazer Homes USA, Inc.[k]	34,937
1,120	Big 5 Sporting Goods Corporation	17,248
1,860	Bloomin’ Brands, Inc.	31,825
1,069	Boot Barn Holdings, Inc.[k]	11,599
2,880	BorgWarner, Inc.	117,590
790	Boyd Gaming Corporation[k]	16,053
3,249	Brunswick Corporation	194,485
1,102	Burlington Stores, Inc.[k]	92,237
2,660	Caleres, Inc.	81,795
2,470	Callaway Golf Company	27,985
4,060	Carter’s, Inc.	340,025
1,108	Cedar Fair, LP	69,283
1,200	Cheesecake Factory, Inc.	72,312
150	Chipotle Mexican Grill, Inc.[k]	63,216
420	Chuy’s Holdings, Inc.[k]	12,348
900	Cinemark Holdings, Inc.	38,250
700	ClubCorp Holdings, Inc.	11,550
200	Columbia Sportswear Company	10,874
18,390	Comcast Corporation	1,386,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Consumer Discretionary (1.9%) - continued
3,442	Core-Mark Holding Company, Inc.	$120,229
1,725	CSS Industries, Inc.	42,470
2,088	Culp, Inc.	67,234
1,120	D.R. Horton, Inc.	33,499
5,530	Dana, Inc.	111,374
7,398	Delphi Automotive plc	518,304
950	DeVry Education Group, Inc.	31,825
836	Discovery Communications, Inc., Class Ak	23,701
650	Discovery Communications, Inc., Class Ck	18,012
1,950	DISH Network Corporation[k]	115,381
1,410	Dollar General Corporation	104,086
4,150	Dollar Tree, Inc.[k]	320,338
420	Domino’s Pizza, Inc.	73,307
3,690	DSW, Inc.	78,080
2,429	Duluth Holdings, Inc.[k]	54,944
1,660	Etsy, Inc.[k]	20,933
1,157	Expedia, Inc.	140,680
1,430	Express, Inc.[k]	15,201
2,040	Finish Line, Inc.	35,088
690	Francesca’s Holdings Corporation[k]	12,034
3,260	Gentex Corporation	68,101
1,841	G-III Apparel Group, Ltd.[k]	48,345
7,260	GNC Holdings, Inc.	64,396
9,639	Harley-Davidson, Inc.	549,809
2,351	Haverty Furniture Companies, Inc.	51,252
3,690	Home Depot, Inc.	507,670
3,550	Houghton Mifflin Harcourt Company[k]	40,115
260	HSN, Inc.	9,165
230	Hyatt Hotels Corporation[k]	12,583
350	International Speedway Corporation	12,827
120	Jack in the Box, Inc.	12,950
230	John Wiley and Sons, Inc.	12,673
1,517	Kate Spade & Company[k]	28,080
2,160	La-Z-Boy, Inc.	61,776
5,500	Lennar Corporation	245,575
10,130	Liberty Interactive Corporation[k]	194,293
492	Lithia Motors, Inc.	50,735
7,450	LKQ Corporation[k]	237,729
8,100	Lowe’s Companies, Inc.	591,948
490	M/I Homes, Inc.[k]	12,319
120	Mohawk Industries, Inc.[k]	25,901
220	Monro Muffler Brake, Inc.	13,178
190	Murphy USA, Inc.[k]	12,103
1,280	Nautilus, Inc.[k]	22,208
1,363	New Media Investment Group, Inc.	20,772
6,630	Newell Brands, Inc.	313,798
3,760	News Corporation, Class A	46,210
1,220	News Corporation, Class B	15,433
1,033	Nord Anglia Education, Inc.[k]	22,581
3,140	Norwegian Cruise Line Holdings, Ltd.[k]	147,580
8,406	Nutrisystem, Inc.	277,818
470	O’Reilly Automotive, Inc.[k]	123,267
2,361	Oxford Industries, Inc.	129,902
1,300	Papa John’s International, Inc.	110,786
1,073	Papa Murphy’s Holdings, Inc.[k]	4,850
9,820	Pinnacle Entertainment, Inc.[k]	151,228
730	Polaris Industries, Inc.	61,371
2,380	PVH Corporation	223,268
1,440	Retailmenot, Inc.[k]	13,032
291	RHk	7,863
5,440	Ross Stores, Inc.	359,638
2,290	Ruth’s Hospitality Group, Inc.	39,274
1,540	Sally Beauty Holdings, Inc.[k]	36,652

Shares	Common Stock (16.4%)	Value

Consumer Discretionary (1.9%) - continued
5,281	Scripps Networks Interactive, Inc.	$402,201
630	Select Comfort Corporation[k]	12,713
920	Signet Jewelers, Ltd.	71,456
2,085	Sonic Corporation	51,916
1,607	Sportsman’s Warehouse Holdings, Inc.[k]	11,956
210	Standard Motor Products, Inc.	10,473
5,150	Starbucks Corporation	284,383
2,958	Stein Mart, Inc.	10,826
730	Steven Madden, Ltd.[k]	25,696
2,180	Tegna, Inc.	49,944
466	Tenneco, Inc.[k]	31,432
1,500	Tilly’s, Inc.[k]	20,100
3,914	Time, Inc.	75,345
6,640	TJX Companies, Inc.	497,469
6,710	Toll Brothers, Inc.[k]	210,426
4,667	Tower International, Inc.	122,275
695	Tribune Media Company	20,044
7,468	Tuesday Morning Corporation[k]	32,112
1,040	Tupperware Brands Corporation	62,774
300	Ulta Salon Cosmetics & Fragrance, Inc.[k]	81,684
436	Vail Resorts, Inc.	74,791
2,190	Vera Bradley, Inc.[k]	25,097
1,360	VF Corporation	70,013
180	Visteon Corporation[k]	16,123
570	Vitamin Shoppe, Inc.[k]	12,341
4,880	Walt Disney Company	539,972
475	Whirlpool Corporation	83,073
1,760	Wingstop, Inc.	50,107
530	Wolverine World Wide, Inc.	12,450
480	Wyndham Worldwide Corporation	37,949
2,550	Yum China Holding, Inc.[k]	70,074
3,070	Yum! Brands, Inc.	201,177
1,538	Zoe’s Kitchen, Inc.[k]	33,575

	Total	15,038,250

Consumer Staples (0.6%)
4,407	AdvancePierre Foods Holdings, Inc.	122,118
1,800	Brown-Forman Corporation	82,080
102	Casey’s General Stores, Inc.	11,720
15,060	Coca-Cola Company	626,044
11,860	CVS Health Corporation	934,687
310	Dr Pepper Snapple Group, Inc.	28,272
194	e.l.f. Beauty, Inc.[k]	4,842
170	Edgewell Personal Care Company[k]	13,403
3,510	Estee Lauder Companies, Inc.	285,047
1,840	Flowers Foods, Inc.	37,002
3,600	Hain Celestial Group, Inc.[k]	142,416
800	Ingredion, Inc.	102,552
258	J & J Snack Foods Corporation	32,913
1,630	Kimberly-Clark Corporation	197,442
690	Lamb Weston Holdings, Inc.	25,778
120	Lancaster Colony Corporation	15,726
713	Molson Coors Brewing Company	68,819
4,270	Monster Beverage Corporation[k]	181,902
3,400	PepsiCo, Inc.	352,852
7,890	Pinnacle Foods, Inc.	419,669
2,700	Procter & Gamble Company	236,520
3,451	SpartanNash Company	130,655
910	Sprouts Farmers Markets, Inc.[k]	16,990
2,670	SUPERVALU, Inc.[k]	10,467
1,620	United Natural Foods, Inc.[k]	74,034
6,190	Walgreens Boots Alliance, Inc.	507,209
2,607	Wal-Mart Stores, Inc.	173,991
740	WhiteWave Foods Company[k]	40,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Consumer Staples (0.6%) - continued
660	Whole Foods Market, Inc.	$19,945

	Total	4,895,839

Energy (1.8%)
1,150	Anadarko Petroleum Corporation	79,959
4,160	Antero Resources Corporation[k]	101,546
2,001	Arch Coal, Inc.[k]	144,052
9,761	Archrock, Inc.	142,511
5,744	Atwood Oceanics, Inc.[k]	69,847
4,742	Baker Hughes, Inc.	299,125
2,431	Bristow Group, Inc.	42,931
800	Callon Petroleum Company[k]	12,224
8,239	Canadian Natural Resources, Ltd.	249,065
12,455	Chevron Corporation	1,386,864
1,185	Cimarex Energy Company	160,224
12,000	Clean Energy Fuels Corporation[k]	31,080
4,189	Concho Resources, Inc.[k]	584,114
11,420	ConocoPhillips	556,839
1,200	Continental Resources, Inc.[k]	58,272
931	Contura Energy, Inc.[k]	62,610
3,840	Delek US Holdings, Inc.	86,016
10,040	Devon Energy Corporation	457,222
1,800	Diamond Offshore Drilling, Inc.[k]	29,484
1,090	Dril-Quip, Inc.[k]	67,798
6,850	Ensco plc	74,802
3,857	EOG Resources, Inc.	391,794
2,370	EP Energy Corporation[k]	12,419
3,413	EQT Corporation	206,930
10,590	Exxon Mobil Corporation	888,395
2,900	Frank’s International NV	34,336
1,340	Green Plains, Inc.	30,150
480	Gulfport Energy Corporation[k]	10,032
15,720	Halliburton Company	889,280
16,746	Helix Energy Solutions Group, Inc.[k]	142,006
5,260	HollyFrontier Corporation	152,382
3,660	Hornbeck Offshore Services, Inc.[k]	26,535
35,251	Marathon Oil Corporation	590,454
1,380	Murphy Oil Corporation	39,896
20,890	Nabors Industries, Ltd.	339,462
7,870	Noble Corporation	53,122
570	Noble Energy, Inc.	22,663
3,789	Oasis Petroleum, Inc.[k]	53,576
3,430	Oceaneering International, Inc.	95,525
3,895	Oil States International, Inc.[k]	153,853
2,410	Par Pacific Holdings, Inc.[k]	35,017
5,767	Parsley Energy, Inc.[k]	203,114
6,390	Patterson-UTI Energy, Inc.	179,176
2,310	PBF Energy, Inc.	53,569
750	Phillips 66	61,215
6,425	Pioneer Energy Services Corporation[k]	40,478
3,490	Pioneer Natural Resources Company	629,003
850	QEP Resources, Inc.[k]	14,824
7,350	Range Resources Corporation	237,699
928	Ring Energy, Inc.[k]	12,250
14,890	Rowan Companies plc[k]	266,829
3,243	Royal Dutch Shell plc ADR	176,387
2,565	RPC, Inc.	55,199
5,987	Schlumberger, Ltd.	501,172
820	SemGroup Corporation	32,554
465	SM Energy Company	14,187
13,301	Suncor Energy, Inc. ADR	412,863
2,040	Synergy Resources Corporation[k]	17,564
2,200	Teekay Corporation	22,110
12,183	Teekay Tankers, Ltd.	29,848
2,972	Tesco Corporation[k]	25,559
4,560	Tesoro Corporation	368,676

Shares	Common Stock (16.4%)	Value

Energy (1.8%) - continued
10,080	TETRA Technologies, Inc.[k]	$49,997
4,561	U.S. Silica Holdings, Inc.	269,738
9,270	Valero Energy Corporation	609,595
723	Vantage Drilling International[k]	87,483
60,389	Weatherford International plc[k]	314,627
710	Westmoreland Coal Company[k]	12,887
37,475	WPX Energy, Inc.[k]	522,027

	Total	14,085,042

Financials (2.8%)
2,240	Affiliated Managers Group, Inc.[k]	341,286
2,860	AG Mortgage Investment Trust, Inc.	50,107
1,410	Allied World Assurance Company Holdings AG	74,913
1,270	Altisource Residential Corporation	15,418
560	Ambac Financial Group, Inc.[k]	11,715
3,570	American International Group, Inc.	229,408
3,225	Ameris Bancorp	145,448
1,000	AMERISAFE, Inc.	63,050
760	Apollo Commercial Real Estate Finance, Inc.	13,232
1,556	Argo Group International Holdings, Ltd.	99,506
4,400	Aspen Insurance Holdings, Ltd.	248,160
870	Associated Banc-Corp	22,011
8,140	Assured Guaranty, Ltd.	316,727
2,909	Astoria Financial Corporation	55,009
5,800	BancorpSouth, Inc.	172,260
2,060	Bank Mutual Corporation	19,673
74,410	Bank of America Corporation	1,684,642
1,118	Bank of the Ozarks, Inc.	61,345
1,100	BankFinancial Corporation	14,817
230	Banner Corporation	12,908
7,890	BB&T Corporation	364,439
4,740	Beneficial Bancorp, Inc.	84,609
180	BlackRock, Inc.	67,316
11,170	Blackstone Group, LP	342,137
8,370	Boston Private Financial Holdings, Inc.	138,105
4,520	Brookline Bancorp, Inc.	71,190
2,860	Capital One Financial Corporation	249,935
1,450	Cathay General Bancorp	52,838
2,340	Central Pacific Financial Corporation	73,312
2,230	Chemical Financial Corporation	110,229
2,130	Chubb, Ltd.	280,074
29,600	Citigroup, Inc.	1,652,568
1,050	Citizens Financial Group, Inc.	37,979
1,330	Clifton Bancorp, Inc.	20,642
9,838	CoBiz Financial, Inc.	172,362
2,289	Columbia Banking System, Inc.	91,011
8,700	Comerica, Inc.	587,511
3,830	CYS Investments, Inc.	28,993
820	Donnelley Financial Solutions, Inc.[k]	19,746
1,840	Dynex Capital, Inc.	12,291
17,600	E*TRADE Financial Corporation[k]	659,120
6,446	East West Bancorp, Inc.	331,582
4,190	Eaton Vance Corporation	175,687
2,604	Employers Holdings, Inc.	94,916
1,470	Enova International, Inc.[k]	20,727
1,151	Essent Group, Ltd.[k]	39,790
220	Evercore Partners, Inc.	17,039
1,420	F.N.B. Corporation	21,215
460	Federated Investors, Inc.	11,965
21,463	Fifth Third Bancorp	560,184
880	First American Financial Corporation	33,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Financials (2.8%) - continued
6,820	First Commonwealth Financial Corporation	$96,298
1,620	First Financial Bancorp	44,631
700	First Financial Corporation	33,845
1,060	First Merchants Corporation	40,630
10,450	First Midwest Bancorp, Inc.	253,726
5,400	First Republic Bank	509,382
1,340	Franklin Resources, Inc.	53,252
670	Fulton Financial Corporation	12,194
1,980	Glacier Bancorp, Inc.	70,349
3,470	Goldman Sachs Group, Inc.	795,740
6,340	Great Western Bancorp, Inc.	271,035
4,437	Green Bancorp, Inc.[k]	76,095
540	Greenhill & Company, Inc.	15,957
6,668	Hanmi Financial Corporation	221,044
1,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,947
4,988	Hanover Insurance Group, Inc.	418,693
1,170	Hartford Financial Services Group, Inc.	56,991
490	Heritage Commerce Corporation	6,880
490	Heritage Financial Corporation	12,495
430	Hilltop Holdings, Inc.	11,773
4,532	Home BancShares, Inc.	122,092
590	HomeStreet, Inc.[k]	15,458
810	Hometrust Bancshares, Inc.[k]	20,048
8,483	Hope Bancorp, Inc.	177,380
2,458	Horace Mann Educators Corporation	101,638
3,047	Houlihan Lokey, Inc.	94,762
14,850	Huntington Bancshares, Inc.	200,920
790	Independent Bank Corporation	16,590
1,042	Infinity Property & Casualty Corporation	90,498
8,840	Intercontinental Exchange, Inc.	515,902
3,950	Invesco Mortgage Capital, Inc.	57,551
9,800	Invesco, Ltd.	283,416
4,615	Investors Bancorp, Inc.	66,225
8,438	Janus Capital Group, Inc.	105,475
24,150	KeyCorp	433,975
1,236	Kinsale Capital Group, Inc.	36,277
550	Lazard, Ltd.	23,364
239	Lincoln National Corporation	16,135
500	M&T Bank Corporation	81,285
13	Markel Corporation[k]	12,025
190	MarketAxess Holdings, Inc.	35,577
800	Meta Financial Group, Inc.	70,280
10,870	MetLife, Inc.	591,437
10,530	MGIC Investment Corporation[k]	112,144
3,860	Morgan Stanley	164,011
9,180	MTGE Investment Corporation	145,962
3,860	National Bank Holdings Corporation	125,450
440	Navigators Group, Inc.	24,706
8,580	New Residential Investment Corporation	129,987
1,460	NMI Holdings, Inc.[k]	15,768
883	PacWest Bancorp	48,918
820	PennyMac Financial Services, Inc.[k]	13,858
890	Preferred Apartment Communities, Inc.	12,051
1,390	Primerica, Inc.	104,876
230	Principal Financial Group, Inc.	13,131
3,370	Provident Financial Services, Inc.	89,204
5,589	Raymond James Financial, Inc.	418,784
2,203	Renasant Corporation	87,679
209	Safety Insurance Group, Inc.	14,985
2,291	Sandy Spring Bancorp, Inc.	93,862

Shares	Common Stock (16.4%)	Value

Financials (2.8%) - continued
660	Seacoast Banking Corporation of Florida[k]	$14,375
550	Selective Insurance Group, Inc.	22,935
23,047	SLM Corporation[k]	273,798
580	Starwood Property Trust, Inc.	12,911
1,542	State Auto Financial Corporation	38,951
3,100	State Street Corporation	236,220
860	Stewart Information Services Corporation	37,565
4,246	Stifel Financial Corporation[k]	213,701
2,638	SVB Financial Group[k]	454,343
14,460	Synchrony Financial	517,957
6,345	Synovus Financial Corporation	264,460
8,980	TCF Financial Corporation	155,803
6,850	TD Ameritrade Holding Corporation	316,127
600	Territorial Bancorp, Inc.	19,002
1,440	TriCo Bancshares	53,093
10,120	TrustCo Bank Corporation	85,008
550	Trustmark Corporation	18,491
4,410	Two Harbors Investment Corporation	38,676
6,470	Umpqua Holdings Corporation	118,466
510	Union Bankshares Corporation	18,748
5,080	United Community Banks, Inc.	142,900
4,180	United Financial Bancorp, Inc.	75,449
270	United Fire Group, Inc.	12,744
680	Unum Group	30,892
1,590	Voya Financial, Inc.	63,950
624	Western Alliance Bancorp[k]	30,813
2,130	Western Asset Mortgage Capital Corporation	21,492
399	Wintrust Financial Corporation	28,568
1,620	WisdomTree Investments, Inc.	16,686
808	WSFS Financial Corporation	36,602
17,253	Zions Bancorporation	727,904

	Total	21,981,490

Health Care (1.9%)
2,050	Abbott Laboratories	85,628
609	ABIOMED, Inc.[k]	64,779
1,468	Acadia Healthcare Company, Inc.[k]	56,327
640	Acceleron Pharma, Inc.[k]	15,539
450	Aceto Corporation	8,591
3,445	Adeptus Health, Inc.[k]	24,701
1,710	Advaxis, Inc.[k]	15,322
710	Aerie Pharmaceuticals, Inc.[k]	31,169
1,680	Aetna, Inc.	199,265
3,616	Akorn, Inc.[k]	69,066
2,560	Alexion Pharmaceuticals, Inc.[k]	334,541
891	Align Technology, Inc.[k]	81,696
1,678	Allergan plc[k]	367,297
1,460	Allscripts Healthcare Solutions, Inc.[k]	17,097
1,040	AMAG Pharmaceuticals, Inc.[k]	25,064
1,927	Amgen, Inc.	301,922
1,454	Analogic Corporation	112,903
670	AngioDynamics, Inc.[k]	10,784
5,629	Asterias Biotherapeutics, Inc.[k]	23,923
151	Atrion Corporation	73,779
910	Biogen, Inc.[k]	252,288
1,880	BioMarin Pharmaceutical, Inc.[k]	164,744
7,690	Bristol-Myers Squibb Company	378,040
2,510	Bruker Corporation	59,562
592	C.R. Bard, Inc.	140,499
1,480	Cardinal Health, Inc.	110,941
1,909	Cardiovascular Systems, Inc.[k]	47,152
6,670	Catalent, Inc.[k]	178,489
3,760	Celgene Corporation[k]	436,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Health Care (1.9%) - continued
700	Centene Corporation[k]	$44,289
1,810	Charles River Laboratories International, Inc.[k]	146,248
920	Chemed Corporation	152,803
1,591	ChemoCentryx, Inc.[k]	11,567
2,220	CIGNA Corporation	324,608
370	Coherus Biosciences, Inc.[k]	10,323
760	CONMED Corporation	33,888
200	Cooper Companies, Inc.	36,922
780	Cross Country Healthcare, Inc.[k]	11,287
6,220	Dentsply Sirona, Inc.	352,674
1,580	Dexcom, Inc.[k]	125,057
3,890	Diplomat Pharmacy, Inc.[k]	53,449
688	Editas Medicine, Inc.[k]	11,985
4,240	Edwards Lifesciences Corporation[k]	408,058
1,110	Endo International plc[k]	13,586
2,138	Ensign Group, Inc.	43,487
1,541	Envision Healthcare Corporation[k]	104,788
5,030	Express Scripts Holding Company[k]	346,466
1,900	GenMark Diagnostics, Inc.[k]	23,047
13,524	Gilead Sciences, Inc.	979,814
1,200	Global Blood Therapeutics, Inc.[k]	19,380
622	HealthEquity, Inc.[k]	28,768
870	Heska Corporation[k]	69,269
2,710	Hill-Rom Holdings, Inc.	159,538
6,260	Hologic, Inc.[k]	253,718
690	ICU Medical, Inc.[k]	94,599
1,018	Inogen, Inc.[k]	65,529
1,370	Insys Therapeutics, Inc.[k]	14,029
1,938	Intersect ENT, Inc.[k]	26,163
320	Intra-Cellular Therapies, Inc.[k]	4,621
1,322	Ironwood Pharmaceuticals, Inc.[k]	19,010
8,260	Johnson & Johnson	935,445
3,510	Kindred Healthcare, Inc.	23,342
649	Lannett Company, Inc.[k]	13,077
2,170	Magellan Health Services, Inc.[k]	162,642
10,425	Medtronic plc	792,508
16,990	Merck & Company, Inc.	1,053,210
430	Mettler-Toledo International, Inc.[k]	183,451
3,790	Mylan NVk	144,209
1,117	National Healthcare Corporation	83,607
1,478	Neurocrine Biosciences, Inc.[k]	63,421
1,231	Nevro Corporation[k]	107,122
5,319	Northstar Healthcare, Inc.[k]	11,436
3,453	NuVasive, Inc.[k]	244,369
3,380	Omnicell, Inc.[k]	121,342
1,856	Ophthotech Corporation[k]	8,835
9,850	OraSure Technologies, Inc.[k]	86,877
790	Orthofix International NVk	28,393
380	Pacira Pharmaceuticals, Inc.[k]	14,611
590	Patterson Companies, Inc.	24,550
14,800	PDL BioPharma, Inc.	32,560
1,930	PerkinElmer, Inc.	102,657
1,610	Perrigo Company plc	122,601
29,990	Pfizer, Inc.	951,583
3,870	PharmAthene, Inc.[k]	11,997
1,130	PharMerica Corporation[k]	28,024
240	Prothena Corporation plc[k]	11,750
355	Puma Biotechnology, Inc.[k]	11,502
5,880	Roche Holding AG ADR	176,165
940	Surgical Care Affiliates, Inc.[k]	53,110
1,874	Teleflex, Inc.	314,326
809	Tenet Healthcare Corporation[k]	14,230
1,210	Tivity Health, Inc.[k]	31,036
1,954	Triple-S Management Corporation[k]	37,341
3,950	UnitedHealth Group, Inc.	640,295

Shares	Common Stock (16.4%)	Value

Health Care (1.9%) - continued
2,730	Universal Health Services, Inc.	$307,480
1,635	Veeva Systems, Inc.[k]	69,210
3,870	Vertex Pharmaceuticals, Inc.[k]	332,317
450	Waters Corporation[k]	63,742
690	West Pharmaceutical Services, Inc.	58,395
4,600	Wright Medical Group NVk	115,828
1,870	Ziopharm Oncology, Inc.[k]	11,070
2,280	Zoetis, Inc.	125,263

	Total	15,401,731

Industrials (2.0%)
1,590	ABM Industries, Inc.	64,220
2,789	Aegion Corporation[k]	64,872
390	Aerovironment, Inc.[k]	10,214
2,620	AGCO Corporation	164,536
1,390	Allison Transmission Holdings, Inc.	48,622
4,630	Ardmore Shipping Corporation	34,030
902	Astec Industries, Inc.	63,122
4,814	AZZ, Inc.	286,674
1,860	B/E Aerospace, Inc.	114,334
3,280	Barnes Group, Inc.	157,866
1,620	Boeing Company	264,740
9,510	BWX Technologies, Inc.	394,570
2,830	Carlisle Companies, Inc.	308,781
1,198	CIRCOR International, Inc.	74,611
209	CLARCOR, Inc.	17,307
780	Colfax Corporation[k]	30,420
2,646	Comfort Systems USA, Inc.	89,567
1,430	Copart, Inc.[k]	81,138
490	Crane Company	35,300
16,310	CSX Corporation	756,621
3,020	Cummins, Inc.	443,970
1,150	Curtiss-Wright Corporation	112,769
12,520	Delta Air Lines, Inc.	591,445
170	Deluxe Corporation	12,384
2,230	Donaldson Company, Inc.	94,217
1,010	EMCOR Group, Inc.	70,387
1,320	Encore Wire Corporation	55,770
2,510	EnerSys	195,654
200	EnPro Industries, Inc.	13,582
565	Equifax, Inc.	66,263
948	ESCO Technologies, Inc.	55,174
4,135	Federal Signal Corporation	64,258
640	Fortive Corporation	35,398
1,880	Fortune Brands Home and Security, Inc.	103,644
1,471	Franklin Electric Company, Inc.	59,355
2,540	Gener8 Maritime, Inc.[k]	12,827
2,359	Gibraltar Industries, Inc.[k]	103,560
2,030	Granite Construction, Inc.	113,944
6,250	Harsco Corporation[k]	83,437
973	Healthcare Services Group, Inc.	38,677
1,082	Heico Corporation	83,260
570	Herman Miller, Inc.	17,784
2,758	Hexcel Corporation	141,623
4,123	Honeywell International, Inc.	487,833
504	Hub Group, Inc.[k]	22,352
970	Hubbell, Inc.	118,418
700	Huntington Ingalls Industries, Inc.	135,772
970	ICF International, Inc.[k]	50,440
5,420	Ingersoll-Rand plc	430,077
600	Insperity, Inc.	42,900
400	Insteel Industries, Inc.	14,816
540	Interface, Inc.	9,828
1,100	ITT Corporation	44,957
210	Jacobs Engineering Group, Inc.[k]	12,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Industrials (2.0%) - continued
1,420	JB Hunt Transport Services, Inc.	$140,694
2,688	Johnson Controls International plc	118,218
930	Kansas City Southern	79,896
2,030	KBR, Inc.	34,530
6,490	Kennametal, Inc.	231,953
2,652	Kforce, Inc.	60,996
2,940	Kirby Corporation[k]	189,483
2,910	Korn/Ferry International	84,536
3,530	Lincoln Electric Holdings, Inc.	294,296
940	Lindsay Corporation	70,820
520	Manpower, Inc.	49,639
1,940	Masco Corporation	63,923
1,130	Masonite International Corporation[k]	75,258
1,460	Meritor, Inc.[k]	21,068
570	Middleby Corporation[k]	76,483
2,130	Moog, Inc.[k]	140,303
2,980	MRC Global, Inc.[k]	61,239
1,692	MSA Safety, Inc.	120,724
350	Mueller Industries, Inc.	14,091
2,250	MYR Group, Inc.[k]	86,558
3,687	Navigant Consulting, Inc.[k]	91,069
730	NCI Building Systems, Inc.[k]	11,680
114	Nordson Corporation	12,942
2,600	Norfolk Southern Corporation	305,396
1,230	Old Dominion Freight Line, Inc.[k]	108,584
1,287	On Assignment, Inc.[k]	58,275
2,250	Orbital ATK, Inc.	195,638
1,320	Orion Group Holdings, Inc.[k]	13,860
4,194	Oshkosh Corporation	292,028
2,285	PGT Innovations, Inc.[k]	26,278
1,373	Proto Labs, Inc.[k]	72,083
810	Quanex Building Products Corporation	15,998
4,820	Raven Industries, Inc.	120,741
3,910	Raytheon Company	563,666
150	RBC Bearings, Inc.[k]	13,895
480	Regal-Beloit Corporation	34,848
2,440	Resources Connection, Inc.	40,748
790	Rockwell Automation, Inc.	116,912
2,180	Rockwell Collins, Inc.	197,857
1,640	Roper Industries, Inc.	314,634
320	Ryder System, Inc.	24,832
3,198	Saia, Inc.[k]	153,664
10,600	Southwest Airlines Company	554,486
1,800	SPX FLOW, Inc.[k]	62,802
150	Standex International Corporation	13,080
190	Stanley Black & Decker, Inc.	23,560
420	Stericycle, Inc.[k]	32,399
1,580	Team, Inc.[k]	53,088
1,185	Tennant Company	82,061
330	Tetra Tech, Inc.	14,421
1,104	Textron, Inc.	52,296
6,970	TransUnion[k]	219,764
610	TrueBlue, Inc.[k]	15,098
5,300	Union Pacific Corporation	564,874
3,920	United Continental Holdings, Inc.[k]	276,242
4,010	United Parcel Service, Inc.	437,611
1,950	United Rentals, Inc.[k]	246,695
872	Universal Forest Products, Inc.	88,691
1,904	Universal Truckload Services, Inc.	27,513
3,290	WABCO Holdings, Inc.[k]	358,709
808	WageWorks, Inc.[k]	58,297
4,799	Waste Connections, Inc.	385,360
255	Watsco, Inc.	38,949
1,250	Xylem, Inc.	61,638

Shares	Common Stock (16.4%)	Value

Industrials (2.0%) - continued
1,260	YRC Worldwide, Inc.[k]	$18,812

	Total	15,487,398

Information Technology (3.6%)
10,170	Agilent Technologies, Inc.	498,025
4,900	Akamai Technologies, Inc.[k]	336,091
3,575	Alliance Data Systems Corporation	816,458
1,377	Alphabet, Inc., Class Ak	1,129,402
1,154	Alphabet, Inc., Class Ck	919,496
754	Ambarella, Inc.[k]	37,406
2,840	Amkor Technology, Inc.[k]	26,724
3,780	Amphenol Corporation	255,112
8,050	Analog Devices, Inc.	603,267
9,889	Apple, Inc.	1,200,030
4,932	Applied Materials, Inc.	168,921
810	Apptio, Inc.[k]	11,210
2,987	Arista Networks, Inc.[k]	280,778
9,050	ARRIS International plc[k]	258,649
465	Aspen Technology, Inc.[k]	24,696
1,220	AVX Corporation	19,764
1,370	Bankrate, Inc.[k]	14,933
1,790	Belden, Inc.	136,881
2,830	Blackhawk Network Holdings, Inc.[k]	101,031
7,750	Booz Allen Hamilton Holding Corporation	262,105
5,666	Brooks Automation, Inc.	98,702
1,010	CA, Inc.	31,583
1,279	Cabot Microelectronics Corporation	86,345
360	CACI International, Inc.[k]	44,208
990	Carbonite, Inc.[k]	17,078
911	Cavium, Inc.[k]	60,317
460	CDK Global, Inc.	28,773
10,470	Ciena Corporation[k]	254,840
200	Cirrus Logic, Inc.[k]	12,064
55,190	Cisco Systems, Inc.	1,695,437
722	Cognex Corporation	48,778
490	Coherent, Inc.[k]	77,288
5,470	CommVault Systems, Inc.[k]	268,577
1,310	Comtech Telecommunications Corporation	14,056
6,036	Conduent Incorporated[k]	90,299
1,950	Convergys Corporation	48,399
5,360	CoreLogic, Inc.[k]	189,047
4,057	Criteo SA ADR[k]	182,849
620	CTS Corporation	13,330
4,890	Dolby Laboratories, Inc.	234,280
2,726	DST Systems, Inc.	313,899
6,250	eBay, Inc.[k]	198,937
1,260	Entegris, Inc.[k]	23,625
1,895	Envestnet, Inc.[k]	71,631
1,300	EVERTEC, Inc.	22,165
1,750	ExlService Holdings, Inc.[k]	80,413
780	F5 Networks, Inc.[k]	104,543
2,251	Fabrinet[k]	94,835
8,690	Facebook, Inc.[k]	1,132,481
2,080	Finisar Corporation[k]	61,506
8,860	FLIR Systems, Inc.	313,024
290	Forrester Research, Inc.	11,832
5,330	Fortinet, Inc.[k]	177,276
3,871	Guidewire Software, Inc.[k]	202,569
970	IAC/InterActiveCorporation[k]	66,746
350	Impinj, Inc.[k]	12,324
760	Insight Enterprises, Inc.[k]	28,219
11,050	Integrated Device Technology, Inc.[k]	278,349
7,610	Intel Corporation	280,200
5,021	Ixia[k]	97,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Information Technology (3.6%) - continued
2,480	Lam Research Corporation	$284,853
2,277	Liberty Tripadvisor Holdings, Inc.[k]	40,872
559	Littelfuse, Inc.	88,160
1,620	M/A-COM Technology Solutions Holdings, Inc.[k]	77,031
2,147	Manhattan Associates, Inc.[k]	110,055
12,130	MasterCard, Inc.	1,289,783
7,471	Maxim Integrated Products, Inc.	332,310
380	MAXIMUS, Inc.	20,953
2,586	MeetMe, Inc.[k]	12,723
2,193	Methode Electronics, Inc.	92,216
1,790	Microsemi Corporation[k]	95,138
35,780	Microsoft Corporation	2,313,177
1,010	Mobileye NVk	43,390
3,302	Monolithic Power Systems, Inc.	288,066
560	Monotype Imaging Holdings, Inc.	12,264
4,620	National Instruments Corporation	145,160
991	NeoPhotonics Corporation[k]	10,851
770	NetApp, Inc.	29,506
1,780	New Relic, Inc.[k]	64,436
1,450	Nice, Ltd. ADR	101,761
1,570	NXP Semiconductors NVk	153,624
2,852	Oclaro, Inc.[k]	27,978
980	ON Semiconductor Corporation[k]	13,054
29,300	Oracle Corporation	1,175,223
490	OSI Systems, Inc.[k]	36,588
3,000	Palo Alto Networks, Inc.[k]	442,680
11,340	Pandora Media, Inc.[k]	147,420
1,575	Paycom Software, Inc.[k]	72,828
900	Paylocity Holding Corporation[k]	27,774
13,975	PayPal Holdings, Inc.[k]	555,926
3,651	Pegasystems, Inc.	141,659
2,426	Progress Software Corporation	67,977
1,779	Proofpoint, Inc.[k]	142,605
1,630	PTC, Inc.[k]	85,689
2,206	Q2 Holdings, Inc.[k]	70,041
220	Qorvo, Inc.[k]	14,126
5,880	QUALCOMM, Inc.	314,168
360	Qualys, Inc.[k]	12,924
1,610	RealPage, Inc.[k]	49,266
1,700	Red Hat, Inc.[k]	128,996
1,690	Rubicon Project, Inc.[k]	14,314
2,188	Rudolph Technologies, Inc.[k]	50,215
14,470	Salesforce.com, Inc.[k]	1,144,577
430	ScanSource, Inc.[k]	17,006
2,800	ServiceNow, Inc.[k]	253,736
2,750	ShoreTel, Inc.[k]	19,112
250	Silicon Laboratories, Inc.[k]	16,300
1,100	SS&C Technologies Holdings, Inc.	35,343
2,590	Synopsys, Inc.[k]	162,885
11,971	Teradyne, Inc.	339,737
320	Tessera Technologies, Inc.	14,464
6,530	Texas Instruments, Inc.	493,276
570	Total System Services, Inc.	28,888
1,630	Trimble, Inc.[k]	48,281
950	Twilio Inc.[k]	27,389
3,000	Twitter, Inc.[k]	52,860
527	Tyler Technologies, Inc.[k]	76,953
266	Ultimate Software Group, Inc.[k]	51,514
320	Verint Systems, Inc.[k]	11,952
6,128	Virtusa Corporation[k]	156,141
12,710	Visa, Inc.	1,051,244
44,820	Xerox Corporation	310,603
8,270	Xilinx, Inc.	481,314

	Total	28,160,816

Shares	Common Stock (16.4%)	Value

Materials (0.8%)
849	Agnico Eagle Mines, Ltd.	$40,497
1,780	Air Products and Chemicals, Inc.	248,773
1,349	American Vanguard Corporation	23,203
1,770	Ashland Global Holdings, Inc.	210,683
510	Avery Dennison Corporation	37,240
3,340	Axalta Coating Systems, Ltd.[k]	96,860
1,236	Balchem Corporation	105,357
703	Ball Corporation	53,611
4,718	Barrick Gold Corporation	87,000
5,510	Bemis Company, Inc.	268,447
1,770	Boise Cascade Company[k]	43,896
1,500	Cabot Corporation	83,055
830	Carpenter Technology Corporation	33,217
2,580	Celanese Corporation	217,752
2,409	Chemtura Corporation[k]	79,738
7,000	Coeur Mining, Inc.[k]	81,550
1,100	Continental Building Products, Inc.[k]	25,575
1,451	Crown Holdings, Inc.[k]	78,601
320	Domtar Corporation	13,981
5,000	Dow Chemical Company	298,150
168	Eagle Materials, Inc.	17,569
5,923	Eastman Chemical Company	459,032
3,700	Ecolab, Inc.	444,481
3,284	Eldorado Gold Corporation[k]	11,593
1,730	Ferro Corporation[k]	24,462
3,560	Ferroglobe plc	37,416
3,560	Ferroglobe Representation & Warranty Insurance Trust[f,k]	0
4,750	FMC Corporation	285,760
5,625	Gold Resource Corporation	30,263
3,216	Goldcorp, Inc.	52,003
30,860	Graphic Packaging Holding Company	386,059
4,439	Hecla Mining Company	28,587
650	Huntsman Corporation	13,254
216	Ingevity Corporation[k]	12,007
230	Innophos Holdings, Inc.	11,187
785	Innospec, Inc.	56,010
240	International Flavors & Fragrances, Inc.	28,130
2,171	International Paper Company	122,879
800	Kadant, Inc.	49,280
2,730	KapStone Paper and Packaging Corporation	65,465
5,657	Kinross Gold Corporation[k]	22,062
480	Koppers Holdings, Inc.[k]	19,416
217	Martin Marietta Materials, Inc.	49,823
1,530	Materion Corporation	60,129
1,030	Methanex Corporation	51,552
627	Minerals Technologies, Inc.	50,254
7,930	Mosaic Company	248,764
3,719	Myers Industries, Inc.	51,322
760	Neenah Paper, Inc.	62,434
3,116	Newmont Mining Corporation	113,048
1,520	Nucor Corporation	88,297
1,770	OMNOVA Solutions, Inc.[k]	16,107
4,466	Owens-Illinois, Inc.[k]	84,407
1,235	Packaging Corporation of America	113,842
910	PolyOne Corporation	31,040
280	Praxair, Inc.	33,163
110	Quaker Chemical Corporation	14,135
1,270	Rayonier Advanced Materials, Inc.	17,234
730	Reliance Steel & Aluminum Company	58,145
298	Royal Gold, Inc.	21,507
1,220	RPM International, Inc.	63,757
1,410	Schnitzer Steel Industries, Inc.	33,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (16.4%)	Value

Materials (0.8%) - continued
280	Schweitzer-Mauduit International, Inc.	$12,412
834	Scotts Miracle-Gro Company	76,703
930	Sealed Air Corporation	45,105
1,610	Sensient Technologies Corporation	123,568
1,432	Silver Wheaton Corporation	31,690
1,840	Sonoco Products Company	101,108
6,939	Steel Dynamics, Inc.	234,608
1,090	SunCoke Energy, Inc.[k]	9,614
2,512	Teck Resources, Ltd.	61,644
462	Vulcan Materials Company	59,288
1,589	Westrock Company	84,789
4,749	Yamana Gold, Inc.	15,719

	Total	6,422,656

Real Estate (0.4%)
7,350	AGNC Investment Corporation	137,225
1,690	American Assets Trust, Inc.	72,552
1,650	American Campus Communities, Inc.	80,223
1,200	Ares Commercial Real Estate Corporation	16,176
580	ARMOUR Residential REIT, Inc.	12,192
1,730	Bluerock Residential Growth REIT, Inc.	22,628
13,775	Brixmor Property Group, Inc.	332,391
750	Camden Property Trust	62,677
3,560	CBL & Associates Properties, Inc.	38,626
9,455	Cedar Realty Trust, Inc.	56,825
3,920	Chatham Lodging Trust	78,949
1,670	City Office REIT, Inc.	21,025
3,860	Columbia Property Trust, Inc.	85,885
2,120	CoreCivic, Inc.	61,565
1,230	Corporate Office Properties Trust	39,139
4,306	Cousins Properties, Inc.	36,601
320	CyrusOne, Inc.	15,411
24,830	DDR Corporation	376,919
700	Digital Realty Trust, Inc.	75,341
2,450	Duke Realty Corporation	59,608
4,929	Easterly Government Properties, Inc.	97,101
620	Equity Lifestyle Properties, Inc.	45,843
1,120	Farmland Partners, Inc.	12,723
3,068	First Potomac Realty Trust	31,416
2,210	Franklin Street Properties Corporation	28,178
2,250	General Growth Properties, Inc.	55,890
3,280	HFF, Inc.	97,350
4,439	Host Hotels & Resorts, Inc.	80,213
450	Hudson Pacific Properties, Inc.	15,935
2,030	InfraREIT, Inc.	33,454
2,840	Kite Realty Group Trust	68,217
2,490	LaSalle Hotel Properties	75,123
2,710	Liberty Property Trust	104,037
1,734	Life Storage, Inc.	141,234
590	Mid-America Apartment Communities, Inc.	56,020
3,750	Orchid Island Capital, Inc.	44,363
480	Park Hotels & Resorts, Inc.	13,027
1,509	Pebblebrook Hotel Trust	45,134
2,340	Physicians Realty Trust	43,407
290	Potlatch Corporation	11,948
1,400	RE/MAX Holdings, Inc.	78,470
670	Realogy Holdings Corporation	17,360
4,310	Resource Capital Corporation	35,428
13,130	Retail Properties of America, Inc.	196,556
1,370	SBA Communications Corporation[k]	144,206

Shares	Common Stock (16.4%)	Value

Real Estate (0.4%) - continued
1,770	Silver Bay Realty Trust Corporation REIT	$29,825
2,360	Spirit Realty Captial, Inc.	24,827
1,100	Store Capital Corporation	26,026
280	Sun Communities, Inc.	22,053
3,847	Terreno Realty Corporation	104,600
1,930	Urstadt Biddle Properties, Inc.	43,328
1,220	Washington Prime Group, Inc.	11,773

	Total	3,517,023

Telecommunications Services (0.1%)
4,240	AT&T, Inc.	178,758
380	ATN International, Inc.	30,510
976	Cincinnati Bell, Inc.[k]	22,399
3,780	General Communication, Inc.[k]	76,054
1,960	Level 3 Communications, Inc.[k]	116,542
9,123	Verizon Communications, Inc.	447,118
9,110	Vonage Holdings Corporation[k]	64,590

	Total	935,971

Utilities (0.5%)
2,290	AES Corporation	26,198
350	Alliant Energy Corporation	13,178
1,790	American Electric Power Company, Inc.	114,667
2,410	American States Water Company	105,510
1,010	Artesian Resources Corporation	31,340
4,670	Avista Corporation	180,449
3,510	Calpine Corporation[k]	41,418
860	Consolidated Water Company, Ltd.	8,858
3,680	DTE Energy Company	362,995
5,427	Dynegy, Inc.[k]	51,828
270	El Paso Electric Company	12,393
8,840	Eversource Energy	489,029
18,010	Great Plains Energy, Inc.	496,175
840	Hawaiian Electric Industries, Inc.	28,123
2,500	MDU Resources Group, Inc.	73,375
430	Middlesex Water Company	16,258
272	New Jersey Resources Corporation	10,254
750	NiSource, Inc.	16,778
550	NorthWestern Corporation	31,411
12,250	PG&E Corporation	758,152
2,270	PNM Resources, Inc.	78,088
2,580	Portland General Electric Company	112,514
2,050	Public Service Enterprise Group, Inc.	90,712
1,230	Renewable Energy Group, Inc.[k]	10,701
5,400	Southern Company	266,922
1,070	Southwest Gas Holdings, Inc.	86,210
170	Spire, Inc.	11,050
6,640	Vectren Corporation	364,470

	Total	3,889,056

	Total Common Stock (cost $106,636,466)	129,815,272

Shares	Preferred Stock (<0.1%)	Value

Energy (<0.1%)
692	Alpha Natural Resources, Inc., 0.000%[k]	15,743
692	ANR Holdings, Inc., 0.000%[k]	4,325

	Total	20,068

	Total Preferred Stock (cost $1,136)	20,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Collateral Held for Securities Loaned (0.3%)	Value

2,060,686	Thrivent Cash Management Trust	$2,060,686

	Total Collateral Held for Securities Loaned (cost $2,060,686)	2,060,686

Shares or Principal Amount	Short-Term Investments (19.8%)[l]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.400%, 2/1/2017[m]	100,000
100,000	0.515%, 2/9/2017[m]	99,991
100,000	0.490%, 2/10/2017[m]	99,990
200,000	0.500%, 2/17/2017[m]	199,964
100,000	0.530%, 2/22/2017[m]	99,977
200,000	0.525%, 3/8/2017[m]	199,901
400,000	0.520%, 3/10/2017[m]	399,790
100,000	0.530%, 3/15/2017[m]	99,940
2,800,000	0.530%, 3/17/2017[m]	2,798,256
100,000	0.529%, 3/29/2017	99,921
	Thrivent Core Short-Term Reserve Fund
15,105,576	0.950%	151,055,761
	U.S. Treasury Bills
600,000	0.495%, 2/9/2017[n,o]	599,938
250,000	0.475%, 3/9/2017[o]	249,882

	Total Short-Term Investments (cost $156,103,204)	156,103,311

	Total Investments (cost $836,253,470) 115.3%	$909,598,534

	Other Assets and Liabilities, Net (15.3%)	(120,438,406)

	Total Net Assets 100.0%	$789,160,128

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $26,930,679 or 3.4% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
o	At January 31, 2017, $349,871 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of January 31, 2017 was $13,803,083 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	202,087
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,562
Ares CLO, Ltd., 10/12/2023	5/15/2015	439,389
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Betony CLO, Ltd., 4/15/2027	11/17/2016	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	109,531
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	175,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	165,167
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	175,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	360,671
Contura Energy, Inc., 8/1/2021	3/28/2016	25,850
Digicel, Ltd., 4/15/2021	8/18/2014	551,076
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	637,833
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	153,290
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	498,750
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	$482,978
Magnetite XII, Ltd., 4/15/2027	11/17/2016	525,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	523,640
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	425,515
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	981,746
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton, Ltd., 4/15/2027	12/16/2016	525,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	449,495
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	122,981
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	496,250
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	336,348
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of January 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$1,976,475

Total lending	$1,976,475
Gross amount payable upon return of collateral for securities loaned	$2,060,686

Net amounts due to counterparty	$84,211

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,705,527
Gross unrealized depreciation	(6,360,463)

Net unrealized appreciation (depreciation)	$73,345,064

Cost for federal income tax purposes	$836,253,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,792,206	–	1,792,206	–
Capital Goods	1,167,362	–	614,612	552,750
Communications Services	6,756,529	–	6,375,310	381,219
Consumer Cyclical	2,835,020	–	2,689,839	145,181
Consumer Non-Cyclical	3,780,912	–	3,780,912	–
Energy	1,206,476	–	775,102	431,374
Financials	1,683,040	–	1,683,040	–
Technology	3,297,614	–	3,033,173	264,441
Transportation	543,734	–	543,734	–
Utilities	721,069	–	721,069	–
Long-Term Fixed Income
Asset-Backed Securities	24,989,578	–	24,314,578	675,000
Basic Materials	1,424,870	–	1,424,870	–
Capital Goods	5,446,275	–	5,446,275	–
Collateralized Mortgage Obligations	8,222,134	–	8,222,134	–
Commercial Mortgage-Backed Securities	7,990,245	–	7,990,245	–
Communications Services	12,941,350	–	12,767,174	174,176
Consumer Cyclical	7,819,656	–	7,819,656	–
Consumer Non-Cyclical	11,994,273	–	11,994,273	–
Energy	9,212,512	–	9,212,512	–
Financials	27,174,668	–	27,174,668	–
Foreign Government	1,316,856	–	1,316,856	–
Mortgage-Backed Securities	116,648,895	–	116,648,895	–
Technology	5,571,116	–	5,571,116	–
Transportation	2,094,145	–	2,094,145	–
U.S. Government and Agencies	82,976,170	–	82,976,170	–
Utilities	8,741,217	–	8,741,217	–
Registered Investment Companies
Affiliated Fixed Income Holdings	122,632,371	122,632,371	–	–
Affiliated Equity Holdings	131,734,613	131,734,613	–	–
Equity Funds/ETFs	3,912,766	3,912,766	–	–
Fixed Income Funds/ETFs	4,971,525	4,971,525	–	–
Common Stock
Consumer Discretionary	15,038,250	15,038,250	–	–
Consumer Staples	4,895,839	4,895,839	–	–
Energy	14,085,042	14,085,042	–	–
Financials	21,981,490	21,981,490	–	–
Health Care	15,401,731	15,401,731	–	–
Industrials	15,487,398	15,487,398	–	–
Information Technology	28,160,816	28,160,816	–	–
Materials^	6,422,656	6,422,656	–	0
Real Estate	3,517,023	3,517,023	–	–
Telecommunications Services	935,971	935,971	–	–
Utilities	3,889,056	3,889,056	–	–
Preferred Stock
Energy	20,068	–	–	20,068
Short-Term Investments	5,047,550	–	5,047,550	–

Subtotal Investments in Securities	$756,482,087	$393,066,547	$360,771,331	$2,644,209

Other Investments*	Total

Short-Term Investments	151,055,761
Collateral Held for Securities Loaned	2,060,686

Subtotal Other Investments	$153,116,447

Total Investments at Value	$909,598,534

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	769,242	769,242	–	–

Total Asset Derivatives	$769,242	$769,242	$–	$–

Liability Derivatives
Futures Contracts	549,170	549,170	–	–
Credit Default Swaps	21,161	–	21,161	–

Total Liability Derivatives	$570,331	$549,170	$21,161	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $4,097,810 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	50	March 2017	$6,222,817	$6,223,438	$621
CBOT 2-Yr. U.S. Treasury Note	(20)	March 2017	(4,334,939)	(4,335,938)	(999)
CBOT 5-Yr. U.S. Treasury Note	153	March 2017	18,053,279	18,033,680	(19,599)
CBOT U.S. Long Bond	187	March 2017	28,389,342	28,207,782	(181,560)
CME E-mini S&P Mid-Cap 400 Index	(102)	March 2017	(17,265,452)	(17,192,100)	73,352
CME S&P 500 Index	(22)	March 2017	(12,400,759)	(12,509,750)	(108,991)
CME Ultra Long Term U.S. Treasury Bond	(18)	March 2017	(2,925,925)	(2,892,375)	33,550
ICE mini MSCI EAFE Index	291	March 2017	24,486,501	25,148,220	661,719
NYBOT NYF mini Russell 2000 Index	172	March 2017	11,929,721	11,691,700	(238,021)
Total Futures Contracts					$220,072

The following table presents Moderately Conservative Allocation Fund’s swaps contracts held as of January 31, 2017. Investments totaling $499,948 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5-Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$11,250,000	($21,161)	($21,161)
Total Credit Default Swaps				($21,161)	($21,161)

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Small Cap Stock	$4,186,370	$194,621	$–	210,863	$4,820,321	$20,836
Mid Cap Stock	12,937,979	574,815	–	561,094	14,739,928	54,530
Partner Worldwide Allocation	33,135,261	767,844	–	3,494,435	34,000,856	767,844
Large Cap Growth	21,833,703	119,126	–	2,441,728	23,074,325	–
Large Cap Value	48,731,496	2,430,489	–	2,607,494	54,001,202	807,925
Large Cap Stock	1,030,981	45,075	–	43,007	1,097,981	16,079
High Yield	20,243,656	281,792	–	4,311,890	20,783,310	292,977
Income	65,511,956	649,638	–	7,154,579	64,605,848	554,036
Limited Maturity Bond	37,196,061	166,100	–	2,993,827	37,243,213	165,955
Cash Management Trust-Collateral Investment	2,400,919	22,140,113	22,480,346	2,060,686	2,060,686	14,628
Core Short-Term Reserve	148,809,768	50,386,933	48,140,940	15,105,576	151,055,761	335,942
Total Value and Income Earned	$396,018,150				$407,483,431	$3,030,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value

Basic Materials (1.0%)
	Alpha 3 BV, Term Loan
$195,000	0.000%, 1/24/2024[b,c]	$195,975
	Arch Coal, Inc., Term Loan
84,161	10.000%, 10/5/2021	84,834
	Chemours Company, Term Loan
449,530	3.780%, 5/12/2022	447,844
	Fortescue Metals Group, Ltd., Term Loan
605,335	3.750%, 6/30/2019	609,052
	Ineos US Finance, LLC, Term Loan
1,009,947	3.750%, 12/15/2020	1,012,897
	Tronox Pigments BV, Term Loan
785,767	4.500%, 3/19/2020	788,383

	Total	3,138,985

Capital Goods (0.9%)
	Accudyne Industries, LLC, Term Loan
344,486	4.000%, 12/13/2019	326,239
	Advanced Disposal Services, Inc., Term Loan
386,255	3.500%, 11/10/2023	389,704
	Berry Plastics Corporation, Term Loan
110,000	3.287%, 1/19/2024[b,c]	110,687
	Berry Plastics Group, Inc., Term Loan
487,124	3.500%, 2/8/2020	487,124
	Cortes NP Acquisition Corporation, Term Loan
1,220,000	6.029%, 11/30/2023	1,226,100
	Reynolds Group, Inc., Term Loan
284,287	4.250%, 2/5/2023	284,970

	Total	2,824,824

Communications Services (4.4%)
	Atlantic Broadband Penn, LLC, Term Loan
339,942	3.278%, 11/30/2019	340,473
	Beasley Broadcast Group, Inc., Term Loan
203,349	7.000%, 11/1/2023	203,603
	Birch Communication Inc., Term Loan
582,908	8.250%, 7/17/2020	523,889
	Block Communications, Inc., Term Loan
559,292	4.248%, 11/7/2021	563,486
	Cengage Learning Acquisitions, Term Loan
786,050	5.250%, 6/7/2023	730,044
	Charter Communications Operating, LLC, Term Loan
325,000	0.000%, 7/1/2020[b,c]	325,660
320,000	0.000%, 1/3/2021[b,c]	320,355
	Cincinnati Bell, Inc., Term Loan
248,546	4.000%, 9/10/2020	249,555
	CSC Holdings, LLC, Term Loan
196,875	3.767%, 10/11/2024	198,106
	FairPoint Communications, Inc., Term Loan
553,519	7.500%, 2/14/2019	558,916
	Grande Communications Networks, LLC, Term Loan
554,896	6.250%, 5/29/2020	559,751
	Gray Television, Inc., Term Loan
333,863	3.959%, 6/13/2021	333,863

Principal Amount	Bank Loans (16.4%)[a]	Value

Communications Services (4.4%) - continued
	Hargray Communications Group, Inc., Term Loan
$608,388	4.750%, 6/26/2019	$614,216
	Integra Telecom Holdings, Inc., Term Loan
363,394	5.270%, 8/14/2020	363,666
	Intelsat Jackson Holdings SA, Term Loan
217,409	3.750%, 6/30/2019	213,850
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	495,758
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
605,000	4.523%, 1/7/2022	602,229
	LTS Buyer, LLC, Term Loan
740,207	4.248%, 4/13/2020	743,908
	Mediacom Illinois, LLC, Term Loan
285,000	0.000%, 2/19/2024[b,c]	285,801
	Mission Broadcasting, Inc. Term Loan
17,716	3.767%, 1/17/2024	17,930
	NEP/NCP Holdco, Inc., Term Loan
970,887	4.250%, 1/22/2020	973,722
	Nexstar Broadcasting, Inc., Term Loan
192,284	3.767%, 1/17/2024	194,606
	Numericable US, LLC, Term Loan
342,922	5.289%, 1/15/2024	346,458
	SBA Senior Finance II, LLC, Term Loan
560,625	3.030%, 3/24/2021	562,105
	Sprint Communications, Inc., Term Loan
840,000	0.000%, 2/2/2024[b,c]	841,050
	TNS, Inc., Term Loan
287,883	5.000%, 2/14/2020	290,281
	Univision Communications, Inc., Term Loan
525,387	4.000%, 3/1/2020	526,553
	WideOpenWest Finance, LLC, Term Loan
698,250	4.500%, 8/18/2023	701,064
	XO Communications, LLC, Term Loan
437,625	6.000%, 3/20/2021	438,719
	Yankee Cable Acquisition, LLC, Term Loan
445,346	6.000%, 3/1/2020	445,346

	Total	13,564,963

Consumer Cyclical (2.4%)
	Amaya BV, Term Loan
1,036,269	5.000%, 8/1/2021	1,041,129
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	3.530%, 8/13/2021	436,132
	Ceridian HCM Holding, Inc., Term Loan
240,398	4.539%, 9/15/2020	239,497
	Four Seasons Holdings, Inc., Term Loan
460,000	3.998%, 11/30/2023	465,607
	Golden Nugget, Inc., Term Loan
334,329	4.539%, 11/21/2019	337,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value

Consumer Cyclical (2.4%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$146,758	4.500%, 11/21/2019	$148,225
	IMG Worldwide, Inc., Term Loan
619,653	5.290%, 5/6/2021	621,512
300,000	8.290%, 5/6/2022	300,375
	Michaels Stores, Inc., Term Loan
580,878	3.750%, 1/30/2023	577,457
	Mohegan Tribal Gaming Authority, Term Loan
623,438	5.500%, 10/13/2023	629,560
	Scientific Games International, Inc., Term Loan
538,350	6.000%, 10/18/2020	543,061
1,089,560	6.008%, 10/1/2021	1,097,056
	Seminole Hard Rock Entertainment, Inc., Term Loan
594,303	3.520%, 5/14/2020	596,782
	Seminole Indian Tribe of Florida, Term Loan
360,360	3.248%, 4/29/2020	360,810

	Total	7,394,875

Consumer Non-Cyclical (3.0%)
	Air Medical Group Holdings, Inc., Term Loan
462,675	5.000%, 4/28/2022	462,097
	Albertson’s, LLC, Term Loan
332,299	4.247%, 12/21/2022	334,585
602,701	4.061%, 6/22/2023	606,167
	CHS/Community Health Systems, Inc., Term Loan
120,700	3.750%, 12/31/2019	114,487
824,821	4.000%, 1/27/2021	779,282
	Endo Luxembourg Finance I Company SARL, Term Loan
400,950	3.813%, 9/26/2022	399,615
	Grifols Worldwide Operations USA, Inc., Term Loan
490,000	0.000%, 1/23/2025[b,c]	492,514
	JBS USA LUX SA, Term Loan
985,000	0.000%, 10/30/2022[b,c]	987,049
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	439,511
108,900	4.000%, 10/30/2022	109,126
	Libbey Glass, Inc., Term Loan
260,273	3.766%, 4/9/2021	261,574
	Mallinckrodt International Finance SA, Term Loan
217,772	3.748%, 3/19/2021	218,208
	McGraw-Hill Global Education Holdings, LLC, Term Loan
656,700	5.000%, 5/4/2022	621,947
	MultiPlan, Inc., Term Loan
185,591	5.000%, 6/7/2023	188,182
	Ortho-Clinical Diagnostics, Inc., Term Loan
702,008	4.750%, 6/30/2021	696,448
	Revlon Consumer Products Corporation, Term Loan
339,150	4.313%, 9/7/2023	341,822
	Sterigenics-Nordion Holdings, LLC, Term Loan
318,469	4.250%, 5/16/2022	318,867

Principal Amount	Bank Loans (16.4%)[a]	Value

Consumer Non-Cyclical (3.0%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,856,982	5.530%, 4/1/2022[b,c]	$1,864,187

	Total	9,235,668

Energy (0.9%)
	Calpine Corporation, Term Loan
460,000	0.000%, 12/27/2019	458,657
	Energy Solutions, LLC, Term Loan
324,706	6.750%, 5/29/2020	327,277
	Exgen Renewables I, LLC, Term Loan
296,183	5.250%, 2/8/2021	297,664
	Houston Fuel Oil Terminal, LLC, Term Loan
327,487	4.250%, 8/19/2021	324,212
	McJunkin Red Man Corporation, Term Loan
276,217	5.000%, 11/8/2019	277,024
	MEG Energy Corporation, Term Loan
315,000	0.000%, 12/31/2023[b,c]	315,986
	Pacific Drilling SA, Term Loan
525,925	4.500%, 6/3/2018	262,962
	Targa Resources Partners, LP, Term Loan
251,163	5.750%, 2/27/2022	253,674
	Western Refining, Inc., Term Loan
207,857	5.250%, 11/12/2020	208,637
89,400	5.500%, 6/23/2023	89,792

	Total	2,815,885

Financials (0.9%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
455,000	0.000%, 7/20/2020[b,c]	459,095
	DJO Finance, LLC, Term Loan
211,775	4.250%, 6/7/2020	206,269
	MoneyGram International, Inc., Term Loan
550,171	4.250%, 3/27/2020	549,313
	Sable International Finance, Ltd., Term Loan
670,000	5.528%, 12/30/2022	677,296
	Trans Union, LLC, Term Loan
390,000	0.000%, 4/9/2023[b,c]	391,708
	WaveDivision Holdings, LLC, Term Loan
544,832	4.040%, 10/15/2019	547,219

	Total	2,830,900

Technology (2.3%)
	First Data Corporation, Term Loan
548,386	3.775%, 3/24/2021	551,555
695,920	3.775%, 7/8/2022	700,562
	Harland Clarke Holdings Corporation, Term Loan
251,358	7.000%, 5/22/2018	251,202
403,750	7.000%, 12/31/2019	403,245
	Life Time Fitness, Inc., Term Loan
467,875	4.000%, 6/10/2022	468,072
	NXP BV, Term Loan
364,088	3.240%, 12/7/2020	365,617
	ON Semiconductor Corporation, Term Loan
1,097,250	4.028%, 3/31/2023	1,108,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value

Technology (2.3%) - continued
	Rackspace Hosting, LLC, Term Loan
$320,000	4.500%, 11/3/2023	$322,515
	RP Crown Parent, LLC, Term Loan
490,000	4.500%, 10/12/2023	493,430
	SS&C European Holdings SARL, Term Loan
20,384	4.028%, 7/8/2022	20,570
212,405	4.028%, 7/8/2022	214,340
	Western Digital Corporation, Term Loan
955,200	4.526%, 4/29/2023	962,364
	Xerox Business Services, LLC, Term Loan
505,000	6.251%, 12/7/2023	513,625
	Zayo Group, LLC, Term Loan
610,000	0.000%, 1/19/2021[b,c]	612,794

	Total	6,988,574

Transportation (0.3%)
	OSG Bulk Ships, Inc., Term Loan
261,029	5.250%, 8/5/2019	256,787
	XPO Logistics, Inc., Term Loan
702,031	4.250%, 11/1/2021	706,419

	Total	963,206

Utilities (0.3%)
	Calpine Corporation, Term Loan
264,329	0.000%, 1/15/2024[b,c]	265,513
	Intergen NV, Term Loan
322,506	5.500%, 6/12/2020	316,056
	Talen Energy Supply, LLC, Term Loan
332,855	6.000%, 12/6/2023[b,c]	338,058

	Total	919,627

	Total Bank Loans (cost $50,683,835)	50,677,507

Shares	Common Stock (45.3%)	Value

Consumer Discretionary (7.0%)
4,810	Amazon.com, Inc.[d]	3,960,939
29,640	American Axle & Manufacturing Holdings, Inc.[d]	604,656
7,950	Aramark	269,028
2,400	AutoZone, Inc.[d]	1,739,952
7,927	Berkeley Group Holdings plc	279,979
12,600	Bridgestone Corporation	462,117
7,285	Bunzl plc	192,038
5,340	Burlington Stores, Inc.[d]	446,958
28,938	Comcast Corporation	2,182,504
11,600	Denso Corporation	502,332
17,851	Eutelsat Communications	304,480
11,900	Fuji Heavy Industries, Ltd.	476,192
7,930	General Motors Company	290,317
33,100	Honda Motor Company, Ltd.	985,019
15,900	Inchcape plc	143,908
138,000	Li & Fung, Ltd.	59,842
944	Linamar Corporation	41,503
1,094	LVMH Moet Hennessy Louis Vuitton SE	220,468
14,782	Marks and Spencer Group plc	62,655
7,940	Newell Brands, Inc.	375,800
1,000	Nifco, Inc.	50,350
35,370	NIKE, Inc.	1,871,073
852	Nokian Renkaat Oyj	31,962

Shares	Common Stock (45.3%)	Value

Consumer Discretionary (7.0%) - continued
8,670	Norwegian Cruise Line Holdings, Ltd.[d]	$407,490
11,102	Persimmon plc	270,405
1,135	Publicis Groupe SA	77,974
6,757	RHd,e	182,574
600	RTL Group SA	45,839
4,019	SES SA	78,149
73,700	Singapore Press Holdings, Ltd.	180,728
12,350	Starbucks Corporation	681,967
11,900	Sumitomo Forestry Company, Ltd.	163,696
8,900	Sumitomo Rubber Industries, Ltd.	139,009
500	Swatch Group AG	34,935
23,880	Time, Inc.	459,690
14,170	Toll Brothers, Inc.[d]	444,371
6,650	Tractor Supply Company	489,906
200	Valora Holding AG	66,899
18,720	Walt Disney Company	2,071,368
9,682	Wolters Kluwer NV	370,258
4,000	Yokohama Rubber Company, Ltd.	70,349

	Total	21,789,679

Consumer Staples (2.0%)
16,100	AdvancePierre Foods Holdings, Inc.	446,131
6,100	Axfood AB	100,300
27,465	Coca-Cola Amatil, Ltd.	203,112
10,900	Coca-Cola HBC AG	249,154
1,262	Henkel AG & Company KGaA	133,170
16,919	Imperial Brands plc	783,821
900	Kesko Oyj	45,541
5,600	Kewpie Corporation	139,983
2,900	Kirin Holdings Company, Ltd.	47,519
39,783	Koninklijke Ahold Delhaize NV	847,532
1,300	Lawson, Inc.	94,891
6	Lindt & Spruengli AG	33,302
3,300	Nestle SA	241,773
10,470	Philip Morris International, Inc.	1,006,481
1,600	Seven & I Holdings Company, Ltd.	63,885
2,600	Suedzucker AG	68,785
11,120	Tate & Lyle plc	93,991
800	Universal Corporation	54,400
11,470	Walgreens Boots Alliance, Inc.	939,852
21,020	Whole Foods Market, Inc.	635,224
20,097	William Morrison Supermarkets plc	59,915

	Total	6,288,762

Energy (3.1%)
1,519	Arch Coal, Inc.[d]	109,353
247,720	BP plc	1,479,522
9,320	Concho Resources, Inc.[d]	1,299,581
3,229	Contura Energy, Inc.[d]	217,150
5,666	Crescent Point Energy Corporation	66,054
22,090	Devon Energy Corporation	1,005,979
8,157	Ensco plc	89,075
19,920	Halliburton Company	1,126,874
41,510	Helix Energy Solutions Group, Inc.[d]	352,005
7,735	John Wood Group plc	81,828
10,353	OMV AG	362,337
11,004	Petrofac, Ltd.	127,418
7,410	Pioneer Natural Resources Company	1,335,504
8,692	Royal Dutch Shell plc	235,463
2,212	Royal Dutch Shell plc, Class A	59,993
20,690	Royal Dutch Shell plc, Class B	584,379
22,043	Snam SPA	83,899
7,120	Statoil ASA	132,768
8,418	Total SA	425,913
1,216	Vantage Drilling International[d]	147,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (45.3%)	Value

Energy (3.1%) - continued
29,240	WPX Energy, Inc.[d]	$407,313

	Total	9,729,544

Financials (6.5%)
55,028	Aberdeen Asset Management plc	182,114
3,020	Affiliated Managers Group, Inc.[d]	460,127
48,200	Apollo Investment Corporation	282,452
22,200	Ares Capital Corporation	375,180
11,273	ASX, Ltd.	426,673
19,074	Australia & New Zealand Banking Group, Ltd.	423,792
86,750	Bank of America Corporation	1,964,020
21,389	Bank of East Asia, Ltd.	91,106
13,360	Bank of Nova Scotia	798,366
8,490	Bank of the Ozarks, Inc.	465,846
1,977	Canadian Imperial Bank of Commerce	168,355
9,000	Chiba Bank, Ltd.	58,872
5,174	CI Financial Corporation	108,152
17,234	CNP Assurances	323,878
7,291	Danske Bank AS	243,188
47,853	Direct Line Insurance Group plc	214,373
24,870	Encore Capital Group, Inc.[d,e]	769,727
5,100	Erste Group Bank AG	155,455
56,859	FlexiGroup, Ltd.	98,445
80,000	Fukuoka Financial Group, Inc.	353,143
6,021	Genworth MI Canada, Inc.	150,982
10,270	Goldman Sachs Group, Inc.	2,355,116
6,600	Hang Seng Bank, Ltd.	134,528
3,600	Hannover Rueckversicherung SE	396,540
53,400	Henderson Group plc	147,391
108,767	HSBC Holdings plc	927,886
2,143	Intact Financial Corporation	156,470
13,880	Intercontinental Exchange, Inc.	810,037
29,350	KeyCorp	527,419
2,437	Macquarie Group, Ltd.	156,493
109,587	Mapfre SA	332,275
4,290	Meta Financial Group, Inc.	376,877
135,000	Mizuho Financial Group, Inc.	250,504
2,500	MS and AD Insurance Group Holdings, Inc.	83,634
423	Muenchener Rueckversicherungs- Gesellschaft AG	79,654
10,312	National Bank of Canada	445,130
2,600	New Residential Investment Corporation	39,390
15,917	Nordea Bank AB	192,154
4,814	Power Corporation of Canada	112,946
6,300	Raymond James Financial, Inc.	472,059
24,800	Resona Holdings, Inc.	134,269
6,215	Swiss Re AG	580,783
42,590	Synchrony Financial	1,525,574
11,100	T&D Holdings, Inc.	164,441
707	TMX Group, Ltd.	37,424
16,748	United Overseas Bank, Ltd.	249,076
20,291	Westpac Banking Corporation	488,473
10,400	XL Group, Ltd.	390,728
10,305	Zions Bancorporation	434,768
416	Zurich Insurance Group AGd	119,797

	Total	20,236,082

Health Care (4.6%)
12,200	Acadia Healthcare Company, Inc.[d]	468,114
5,480	Allergan plc[d]	1,199,517
1,311	Anthem, Inc.	202,077
3,625	AstraZeneca plc	192,376

Shares	Common Stock (45.3%)	Value

Health Care (4.6%) - continued
26,560	Bristol-Myers Squibb Company	$1,305,690
6,026	CAE, Inc.	85,580
15,830	Celgene Corporation[d]	1,838,654
3,523	Essilor International SA	413,307
8,514	GlaxoSmithKline plc	164,534
1,534	Hikma Pharmaceuticals plc	35,333
12,460	Hologic, Inc.[d]	505,004
500	Laboratory Corporation of America Holdings[d]	67,105
482	Lonza Group AG	88,553
21,570	Medtronic plc	1,639,751
28,810	Merck & Company, Inc.	1,785,932
2,843	Merck KGaA	313,675
21,287	Novartis AG	1,571,567
8,400	Novo Nordisk AS	303,574
1,210	Roche Holding AG-Genusschein	286,708
2,990	Teleflex, Inc.	501,513
7,960	Vertex Pharmaceuticals, Inc.[d]	683,525
3,390	Waters Corporation[d]	480,193

	Total	14,132,282

Industrials (5.2%)
9,322	ABB, Ltd.	222,151
7,800	Abertis Infraestructuras SA	111,772
6,249	Adecco SA	447,146
31,200	Air New Zealand, Ltd.	48,072
4,500	Asahi Diamond Industrial Company, Ltd.	33,684
21,000	Asahi Glass Company, Ltd.	156,022
12,861	Capita plc	81,142
34,180	CSX Corporation	1,585,610
9,650	Cummins, Inc.	1,418,647
6,000	Dai Nippon Printing Company, Ltd.	61,042
6,800	Delta Air Lines, Inc.	321,232
2,600	DSV AS	126,437
3,620	Equifax, Inc.	424,554
307	Flughafen Zuerich AG	60,375
1,767	Fraport AG Frankfurt Airport Services Worldwide	105,747
5,100	Fuji Machine Manufacturing Company, Ltd.	64,084
2,000	Hitachi Transport System, Ltd.	40,818
778	Hochtief AG	110,905
12,680	Illinois Tool Works, Inc.	1,612,896
3,300	Inaba Denki Sangyo Company, Ltd.	117,001
47,300	ITOCHU Corporation	651,600
26,390	Jacobs Engineering Group, Inc.[d]	1,545,135
1,900	Jardine Matheson Holdings, Ltd.	117,268
12,200	KITZ Corporation	74,308
5,500	Komatsu, Ltd.	130,232
11,100	KONE Oyj	501,844
2,722	Koninklijke Boskalis Westminster NV	100,709
7,700	Marubeni Corporation	46,850
8,580	Masonite International Corporation[d]	571,428
18,089	Meggitt plc	95,401
3,810	Middleby Corporation[d]	511,226
4,700	MIRAIT Holdings Corporation	42,817
4,000	Mitsubishi Corporation	90,360
16,200	Mitsubishi Electric Corporation	246,542
6,000	Mitsuboshi Belting, Ltd.	52,213
2,700	Mitsui & Company, Ltd.	39,625
8,600	Nitto Kogyo Corporation	117,384
7,620	Oshkosh Corporation	530,581
1,363	Osterreichische Post AGd	49,307
2,984	Philips Lighting NVd,f	76,762
1,479	Randstad Holding NV	86,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

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Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (45.3%)	Value

Industrials (5.2%) - continued
4,260	RELX NV	$71,955
262	Rieter Holding AG	49,723
10,993	Rolls-Royce Holdings plc[d]	92,590
8,850	Saia, Inc.[d]	425,243
4,500	Sanwa Holdings Corporation	41,888
744	Schindler Holding AG, Participation Certificate	141,819
970	Schneider Electric SE	69,408
5,051	Siemens AG	653,393
2,471	Skanska AB	60,416
9,077	SKF AB	182,646
7,858	Smiths Group plc	148,940
26,300	Sojitz Corporation	67,786
13,022	Stagecoach Group plc	34,387
1,063	Sulzer, Ltd.	120,309
6,813	Vinci SA	477,570
4,880	WABCO Holdings, Inc.[d]	532,066
1,883	WSP Global, Inc.	66,247
1,400	Yuasa Trading Company, Ltd.	37,847

	Total	16,101,210

Information Technology (6.8%)
2,079	Advanced Micro Devices, Inc.[d]	21,559
2,500	Alliance Data Systems Corporation	570,950
1,950	Alphabet, Inc., Class Ad	1,599,371
1,019	Alphabet, Inc., Class Cd	811,929
20,273	Apple, Inc.	2,460,129
7,600	Canon, Inc.	224,857
2,775	Capital Power Corporation	52,632
19,150	Ciena Corporation[d]	466,111
12,610	Facebook, Inc.[d]	1,643,335
16,720	Finisar Corporation[d]	494,410
10,300	FUJIFILM Holdings NPV	398,870
17,160	Juniper Networks, Inc.	459,545
5,700	Konica Minolta Holdings, Inc.	59,047
23,490	Microsoft Corporation	1,518,628
4,400	NEC Networks & System Integration Corporation	80,156
15,270	New Relic, Inc.[d]	552,774
1,000	NTT Data Corporation	50,397
1,975	NVIDIA Corporation	215,630
7,300	Palo Alto Networks, Inc.[d]	1,077,188
32,530	PayPal Holdings, Inc.[d]	1,294,043
45,910	Pure Storage, Inc.[d,e]	521,997
1,700	Ryosan Company, Ltd.	52,793
11,360	Salesforce.com, Inc.[d]	898,576
2,630	Seagate Technology plc	118,744
1,439	Software AG	51,910
10,757	Telefonaktiebolaget LM Ericsson	63,664
800	Tokyo Electron, Ltd.	82,868
13,510	Twitter, Inc.[d]	238,046
13,950	Vantiv, Inc.[d]	868,248
23,330	Visa, Inc.	1,929,624
35,961	Xilinx, Inc.	2,092,930

	Total	20,970,961

Materials (1.9%)
3,516	APERAM	166,285
1,350	Ashland Global Holdings, Inc.	160,690
49,486	BHP Billiton, Ltd.	1,003,981
28,204	BlueScope Steel, Ltd.	239,826
3,390	Crown Holdings, Inc.[d]	183,636
19,400	Daicel Corporation	214,527
4,240	Domtar Corporation	185,246
1,230	Eagle Materials, Inc.	128,633
13,199	Evonik Industries AG	428,466

Shares	Common Stock (45.3%)	Value

Materials (1.9%) - continued
2,720	FMC Corporation	$163,635
3,900	JSR Corporation	66,844
13,800	Kuraray Company, Ltd.	218,730
3,200	Kyoei Steel, Ltd.	64,531
814	LafargeHolcim, Ltd.	43,829
17,200	Mitsubishi Chemical Holdings Corporation	119,969
1,900	Mitsubishi Materials Corporation	64,838
600	Nippon Shokubai Company, Ltd.	41,351
58,047	Norsk Hydro ASA	331,119
6,289	Nufarm, Ltd.	42,836
15,653	Orora, Ltd.	33,869
2,820	Packaging Corporation of America	259,948
1,960	PPG Industries, Inc.	196,020
1,542	Rio Tinto, Ltd.	78,224
7,560	Steel Dynamics, Inc.	255,604
1,400	Sumitomo Seika Chemicals Company, Ltd.	58,272
5,900	Toagosei Company, Ltd.	63,159
6,000	Tosoh Corporation	45,332
8,697	UPM-Kymmene Oyj	197,248
16,785	Verso Corporation[d]	135,791
2,000	Yamato Kogyo Company, Ltd.	59,803
10,849	Yara International ASA	457,455

	Total	5,709,697

Real Estate (6.5%)
1,800	Acadia Realty Trust	57,312
850	Agree Realty Corporation	39,865
6,710	Alexandria Real Estate Equities, Inc.	743,602
2,400	American Campus Communities, Inc.	116,688
3,800	American Homes 4 Rent	84,664
3,600	Apartment Investment & Management Company	158,652
3,900	Apple Hospitality REIT, Inc.	78,078
2,400	AvalonBay Communities, Inc.	415,944
614	Befimmo SA	33,673
1,880	Bluerock Residential Growth REIT, Inc.	24,590
4,352	Boston Properties, Inc.	569,677
3,100	Brandywine Realty Trust	49,910
27,551	Brixmor Property Group, Inc.	664,806
7,400	Camden Property Trust	618,418
31,100	CapitaLand Retail China Trust[d]	31,335
55,800	CapitaMall Trust	76,675
1,650	Care Capital Properties, Inc.	40,772
1,025	Chesapeake Lodging Trust	26,240
1,000	City Office REIT, Inc.	12,590
3,463	Colony NorthStar, Inc.	48,205
7,028	Cominar Real Estate Investment Trust	78,800
1,900	CoreCivic, Inc.	55,176
600	CoreSite Realty Corporation	51,678
1,800	Corporate Office Properties Trust	57,276
6,353	Cousins Properties, Inc.	54,001
5,290	Crown Castle International Corporation	464,621
4,200	CubeSmart	105,546
1,900	CyrusOne, Inc.	91,504
400	Daito Trust Construction Company, Ltd.	55,920
1,800	DCT Industrial Trust, Inc.	80,442
5,700	DDR Corporation	86,526
45,100	DEXUS Property Group	307,232
3,257	DiamondRock Hospitality Company	36,706
2,886	Digital Realty Trust, Inc.	310,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (45.3%)	Value

Real Estate (6.5%) - continued
2,400	Douglas Emmett, Inc.	$90,816
29,210	Duke Realty Corporation	710,679
1,100	DuPont Fabros Technology, Inc.	52,228
354	EastGroup Properties, Inc.	25,053
1,100	Education Realty Trust, Inc.	44,231
656	Empire State Realty Trust, Inc.	13,441
1,219	EPR Properties	90,169
1,819	Equinix, Inc.	700,279
2,100	Equity Commonwealth[d]	64,764
1,600	Equity Lifestyle Properties, Inc.	118,304
1,500	Equity One, Inc.	46,785
9,370	Equity Residential	569,415
1,325	Essex Property Trust, Inc.	297,197
2,500	Extra Space Storage, Inc.	180,125
1,000	Federal Realty Investment Trust	140,430
2,500	FelCor Lodging Trust, Inc.	19,250
2,600	First Industrial Realty Trust, Inc.	67,210
3,846	Forest City Realty Trust, Inc.	87,073
3,150	Gaming and Leisure Properties, Inc.	99,635
11,114	General Growth Properties, Inc.	276,072
1,400	GEO Group, Inc.	58,128
1,566	Gramercy Property Trust	41,248
19,105	H&R Real Estate Investment Trust	331,227
3,800	Hamborner REIT AG	36,718
8,150	HCP, Inc.	247,108
2,300	Healthcare Realty Trust, Inc.	69,483
3,300	Healthcare Trust of America, Inc.	95,931
2,600	Highwoods Properties, Inc.	133,666
3,200	Hospitality Properties Trust	99,616
13,411	Host Hotels & Resorts, Inc.	242,337
2,550	Hudson Pacific Properties, Inc.	90,296
54,000	Hysan Development Company, Ltd.	246,102
4,000	Iron Mountain, Inc.	143,200
1,800	Kilroy Realty Corporation	134,730
9,000	Kimco Realty Corporation	224,010
500	Kite Realty Group Trust	12,010
1,236	Lamar Advertising Company	93,343
2,100	LaSalle Hotel Properties	63,357
2,600	Liberty Property Trust	99,814
807	Life Storage, Inc.	65,730
5,500	Link REIT	37,585
2,850	Macerich Company	195,766
1,550	Mack-Cali Realty Corporation	43,431
5,900	Medical Properties Trust, Inc.	75,225
1,899	Mid-America Apartment Communities, Inc.	180,310
1,400	National Health Investors, Inc.	103,586
3,400	National Retail Properties, Inc.	148,240
1,527	National Storage Affiliates Trust	33,976
204,771	New World Development Company, Ltd.	236,264
2,700	Omega Healthcare Investors, Inc.	86,589
2,200	Outfront Media, Inc.	60,346
1,612	Park Hotels & Resorts, Inc.	43,750
594	Parkway, Inc.[d]	12,646
1,100	Pebblebrook Hotel Trust	32,901
4,100	Physicians Realty Trust	76,055
800	Piedmont Office Realty Trust, Inc.	17,376
14,123	Prologis, Inc.	689,909
3,400	Public Storage, Inc.	731,000
823	QTS Realty Trust, Inc.	41,471
1,630	Quality Care Properties, Inc.[d]	30,090
3,360	Realty Income Corporation	200,357
2,700	Regency Centers Corporation	188,271
1,800	Retail Opportunity Investments Corporation	38,160

Shares	Common Stock (45.3%)	Value

Real Estate (6.5%) - continued
3,100	Retail Properties of America, Inc.	$46,407
2,888	RLJ Lodging Trust	67,030
500	Ryman Hospitality Properties	30,590
2,907	Senior Housing Property Trust	55,378
7,580	Simon Property Group, Inc.	1,392,977
1,800	SL Green Realty Corporation	196,146
13,500	Spirit Realty Captial, Inc.	142,020
800	STAG Industrial, Inc.	18,512
83,859	Stockland	276,727
3,370	Store Capital Corporation	79,734
2,425	Summit Hotel Properties, Inc.	38,388
1,300	Sun Communities, Inc.	102,388
3,000	Sun Hung Kai Properties, Ltd.	41,283
3,755	Sunstone Hotel Investors, Inc.	55,274
1,732	Tanger Factory Outlet Centers, Inc.	59,217
1,150	Taubman Centers, Inc.	81,466
4,500	UDR, Inc.	157,275
1,500	Urban Edge Properties	41,955
600	Urstadt Biddle Properties, Inc.	13,470
6,200	Ventas, Inc.	382,354
12,989	VEREIT, Inc.	110,796
5,230	Vornado Realty Trust	556,001
2,200	Washington Prime Group, Inc.	21,230
500	Washington Real Estate Investment Trust	15,725
2,100	Weingarten Realty Investors	74,823
6,204	Welltower, Inc.	411,325
2,790	Wereldhave NV	122,299
7,000	Wheelock and Company, Ltd.	42,545
48,900	Wing Tai Holdings, Ltd.	60,297
1,100	WP Carey, Inc.	68,134
1,900	Xenia Hotels & Resorts, Inc.	34,865

	Total	20,048,889

Telecommunications Services (1.0%)
7,711	Elisa Oyj	259,844
8,036	Freenet AG	241,599
22,327	Inmarsat plc	171,066
114,933	KCOM Group plc	129,405
29,576	Koninklijke (Royal) KPN NV	85,208
7,300	Nippon Telegraph & Telephone Corporation	322,458
9,700	NTT DOCOMO, Inc.	231,928
130,109	PCCW, Ltd.	78,971
8,842	Proximus SA	253,941
595	Swisscom AG	262,482
21,930	TDC ASd	115,551
11,300	Telefonica Deutschland Holding AG	47,270
6,347	Telefonica SA	61,408
7,291	Telenor ASA	115,580
18,470	Zayo Group Holdings, Inc.[d]	590,301

	Total	2,967,012

Utilities (0.7%)
2,477	ATCO, Ltd.	87,221
64,436	Centrica plc	182,420
5,399	E.ON SE	41,589
87,254	Electricidade de Portugal SA	253,747
91,500	HK Electric Investments, Ltd.[f]	76,376
18,720	MDU Resources Group, Inc.	549,432
7,640	NorthWestern Corporation	436,320
81,000	Osaka Gas Company, Ltd.	303,622
51,971	Redes Energeticas Nacionais SGPS SA	143,159
6,000	Toho Gas Company, Ltd.	44,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (45.3%)	Value

Utilities (0.7%) - continued
11,833	United Utilities Group plc	$137,033

	Total	2,255,804

	Total Common Stock (cost $125,563,821)	140,229,922

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Asset-Backed Securities (1.9%)
	Asset Backed Securities Corporation Home Equity Loan Trust
243,846	0.911%, 7/25/2036, Ser. 2006-HE5, Class A4[g]	224,834
	Bayview Opportunity Master Fund Trust
48,906	3.623%, 4/28/2030, Ser. 2015-3, Class A1[f]	49,080
159,176	3.228%, 7/28/2034, Ser. 2014-18NP, Class A*,h	159,541
236,820	3.721%, 7/28/2035, Ser. 2015-NPLA, Class Af,h	237,111
	Conseco Financial Corporation
24,029	6.330%, 11/1/2029, Ser. 1998-1, Class A6	24,199
	Earnest Student Loan Program, LLC
288,862	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	284,088
	GMAC Mortgage Corporation Loan Trust
125,022	1.256%, 8/25/2035, Ser. 2005-HE1, Class A2[g,i]	118,954
178,999	0.936%, 12/25/2036, Ser. 2006-HE4, Class A1[g,i]	166,170
	J.P. Morgan Mortgage Acquisition Trust
181,928	4.438%, 3/25/2047, Ser. 2007-HE1, Class AF4[h]	134,491
	Lehman XS Trust
178,675	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	156,032
	Marlette Funding Trust
274,912	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	275,773
	Merrill Lynch Mortgage Investors Trust
284,293	2.981%, 6/25/2035, Ser. 2005-A5, Class M1	190,795
	Murray Hill Marketplace Trust
102,583	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	103,090
	NRZ Advance Receivables Trust Advance Receivables Backed
450,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	445,758
	Popular ABS Mortgage Pass-Through Trust
250,000	4.252%, 11/25/2035, Ser. 2005-5, Class AF4[h]	246,059
	Preston Ridge Partners Mortgage Trust, LLC
215,877	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,h	215,015
275,000	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,h,j	275,000

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Asset-Backed Securities (1.9%) - continued
	Pretium Mortgage Credit Partners I, LLC
$237,144	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,h	$237,622
	Renaissance Home Equity Loan Trust
316,792	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[h]	202,558
467,726	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[h]	244,478
	SoFi Consumer Loan Program, LLC
326,553	3.050%, 12/26/2025, Ser. 2016-3, Class Af	326,064
275,000	3.280%, 1/26/2026, Ser. 2017-1, Class Af	275,602
	Sunset Mortgage Loan Company, LLC
89,127	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,h	89,311
103,730	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,h	103,908
	US Residential Opportunity Fund Trust
280,669	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,h	279,474
	Vericrest Opportunity Loan Transferee
76,733	3.375%, 10/25/2058, Ser. 2015-NPL3, Class A1*,h	76,789
82,412	3.500%, 6/26/2045, Ser. 2015-NPL9, Class A1[f]	82,397
245,744	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[f,h]	244,518
283,258	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[f,h]	282,550
	Wachovia Asset Securitization, Inc.
323,417	0.911%, 7/25/2037, Ser. 2007-HE1, Class A*,g,i	276,049

	Total	6,027,310

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
80,000	6.750%, 9/30/2024[f]	86,800
	ArcelorMittal SA
260,000	6.500%, 3/1/2021	284,050
	Dow Chemical Company
66,000	8.550%, 5/15/2019	75,447
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[f]	316,975
	Glencore Funding, LLC
60,000	2.083%, 4/16/2018[f,g]	59,700
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	65,566
	Newmont Mining Corporation, Convertible
190,000	1.625%, 7/15/2017	195,344
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[f]	291,483
	Royal Gold, Inc., Convertible
140,000	2.875%, 6/15/2019	152,600
	RPM International, Inc., Convertible
140,000	2.250%, 12/15/2020	163,450

	Total	1,691,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Capital Goods (0.6%)
	Building Materials Corporation of America
$285,000	6.000%, 10/15/2025[f]	$301,031
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[f]	313,565
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020	321,237
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	265,525
	General Electric Company
96,000	5.000%, 1/21/2021[k]	99,528
	L3 Technologies, Inc.
65,000	4.950%, 2/15/2021	70,031
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	60,482
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[f]	206,750
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	60,269
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	311,250

	Total	2,009,668

Collateralized Mortgage Obligations (3.4%)
	Alternative Loan Trust
47,830	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	47,684
	Angel Oak Mortgage Trust
144,019	4.500%, 11/25/2045, Ser. 2015-1, Class A*,h	144,726
	Banc of America Alternative Loan Trust
432,199	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	381,161
	Banc of America Mortgage Securities, Inc.
143,637	3.249%, 9/25/2035, Ser. 2005-H, Class 2A1	138,238
	Bayview Opportunity Master Fund Trust
212,854	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[f]	212,553
	Bear Stearns ALT-A Trust
153,073	3.315%, 10/25/2033, Ser. 2003-3, Class 5A	150,626
	COLT Mortgage Loan Trust
256,570	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	258,553
	Countrywide Alternative Loan Trust
406,976	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	271,932
	Countrywide Home Loan Mortgage Pass Through Trust
307,369	3.154%, 11/25/2035, Ser. 2005-22, Class 2A1	253,552
	Credit Suisse First Boston Mortgage Securities Corporation
273,068	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	263,782
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
468,282	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	471,695

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Collateralized Mortgage Obligations (3.4%) - continued
$328,234	1.366%, 4/25/2047, Ser. 2007-OA2, Class A1[g]	$279,374
	GMAC Mortgage Corporation Loan Trust
304,445	3.384%, 5/25/2035, Ser. 2005-AR2, Class 4A	282,039
	HarborView Mortgage Loan Trust
144,372	3.213%, 7/19/2035, Ser. 2005-4, Class 3A1	126,819
150,460	3.392%, 12/19/2035, Ser. 2005-14, Class 3A1A	131,382
	IndyMac INDA Mortgage Loan Trust
224,151	3.134%, 8/25/2036, Ser. 2006-AR1, Class A1	213,417
	IndyMac INDX Mortgage Loan Trust
350,509	0.981%, 4/25/2046, Ser. 2006-AR2, Class 1A1Bg	289,777
	J.P. Morgan Alternative Loan Trust
225,587	3.157%, 3/25/2036, Ser. 2006-A1, Class 2A1	199,715
535,653	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	466,152
	J.P. Morgan Mortgage Trust
395,329	3.237%, 8/25/2035, Ser. 2005-A5, Class 1A2	393,000
428,878	3.184%, 1/25/2037, Ser. 2006-A7, Class 2A2	392,922
	Lehman Mortgage Trust
44,442	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	40,353
	Master Asset Securitization Trust
89,896	1.271%, 6/25/2036, Ser. 2006-2, Class 2A2[g]	46,258
	MortgageIT Trust
452,379	1.031%, 12/25/2035, Ser. 2005-5, Class A1[g]	419,499
653,455	0.971%, 4/25/2036, Ser. 2006-1, Class 1A2[g]	487,840
	New York Mortgage Trust
197,823	3.172%, 5/25/2036, Ser. 2006-1, Class 2A3	179,011
	Residential Accredit Loans, Inc. Trust
303,770	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	270,556
206,437	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	182,873
	Residential Funding Mortgage Security I Trust
524,974	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	484,015
	Structured Adjustable Rate Mortgage Loan Trust
275,771	2.949%, 1/25/2035, Ser. 2004-19, Class 2A2	225,861
204,456	3.139%, 7/25/2035, Ser. 2005-15, Class 4A1	175,182
326,281	3.372%, 9/25/2035, Ser. 2005-18, Class 1A1	267,582
	Structured Asset Mortgage Investments, Inc.
784,724	1.081%, 12/25/2035, Ser. 2005-AR4, Class A1[g]	579,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Collateralized Mortgage Obligations (3.4%) - continued
	Vericrest Opportunity Loan Transferee
$281,025	3.500%, 7/25/2046, Ser. 2016-NPL8, Class A1[f,h]	$280,322
	WaMu Mortgage Pass Through Certificates
151,246	2.468%, 1/25/2037, Ser. 2006-AR18, Class 1A1	129,351
255,403	1.336%, 1/25/2047, Ser. 2006-AR19, Class 1Ag	200,635
	Washington Mutual Mortgage Pass Through Certificates Trust
325,085	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Ag	244,191
	Wells Fargo Mortgage Backed Securities Trust
369,937	3.060%, 7/25/2036, Ser. 2006-AR10, Class 2A1	363,025
194,698	3.073%, 10/25/2036, Ser. 2006-AR14, Class 2A3	181,948
182,312	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	179,641
257,591	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	254,509

	Total	10,561,390

Communications Services (1.6%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[f]	205,000
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	311,100
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	59,698
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,103
	AT&T, Inc.
66,000	5.875%, 10/1/2019	72,130
60,000	1.928%, 6/30/2020[g]	60,739
55,000	2.800%, 2/17/2021	54,767
76,000	3.800%, 3/1/2024[c]	75,951
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[f]	94,442
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[f]	328,503
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	212,500
	Charter Communications Operating, LLC
64,000	3.579%, 7/23/2020	65,557
29,000	4.464%, 7/23/2022	30,316
	Clear Channel Worldwide Holdings, Inc.
265,000	6.500%, 11/15/2022	276,660
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[f]	185,719
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	25,352
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[f]	20,275
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*	268,269

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Communications Services (1.6%) - continued
	DISH Network Corporation, Convertible
$315,000	3.375%, 8/15/2026[f]	$367,959
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020	292,875
	Liberty Interactive, LLC, Convertible
175,000	1.750%, 9/30/2046[f]	196,328
	Liberty Media Corporation, Convertible
240,000	1.000%, 1/30/2023[f]	243,750
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[f]	113,050
	SFR Group SA
290,000	6.000%, 5/15/2022[f]	298,338
	Sprint Corporation
295,000	7.625%, 2/15/2025[e]	316,756
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	66,945
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	218,925
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	189,380
88,000	4.500%, 9/15/2020	93,846

	Total	4,805,233

Consumer Cyclical (1.4%)
	Allison Transmission, Inc.
280,000	5.000%, 10/1/2024[f]	282,100
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[f]	74,421
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[f]	126,875
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	205,510
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[f]	48,123
	eBay, Inc.
50,000	2.500%, 3/9/2018	50,445
	Ford Motor Credit Company, LLC
100,000	5.000%, 5/15/2018	103,729
85,000	2.597%, 11/4/2019	85,034
	General Motors Financial Company, Inc.
35,000	3.150%, 1/15/2020	35,320
138,000	4.375%, 9/25/2021	143,831
	Home Depot, Inc.
60,000	1.333%, 9/15/2017[g]	60,138
60,000	2.625%, 6/1/2022	60,402
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[f]	76,688
211,000	5.625%, 2/1/2023[f]	221,022
	KB Home
160,000	4.750%, 5/15/2019	163,400
	L Brands, Inc.
211,000	6.625%, 4/1/2021	231,572
	Lennar Corporation
225,000	4.500%, 11/15/2019	233,438
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[f]	73,063
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	61,612
	MGM Resorts International
310,000	6.000%, 3/15/2023	333,929

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Consumer Cyclical (1.4%) - continued
	Newell Rubbermaid, Inc.
$50,000	3.150%, 4/1/2021	$50,752
	Prime Security Services Borrower, LLC
230,000	9.250%, 5/15/2023[f]	249,263
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,503
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	310,770
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	140,080
	Visa, Inc.
60,000	2.200%, 12/14/2020	60,180
	Walgreens Boots Alliance, Inc.
50,000	1.750%, 5/30/2018	50,103
50,000	2.600%, 6/1/2021	49,907
	West Corporation
305,000	5.375%, 7/15/2022[f]	293,563
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[f]	309,700

	Total	4,245,473

Consumer Non-Cyclical (1.3%)
	Abbott Laboratories
80,000	2.350%, 11/22/2019	80,203
	Actavis Funding SCS
40,000	2.208%, 3/12/2020[g]	40,787
	Anheuser-Busch InBev Finance, Inc.
80,000	2.146%, 2/1/2021[g]	81,378
55,000	2.650%, 2/1/2021	55,323
	Anheuser-Busch InBev Worldwide, Inc.
66,000	6.500%, 7/15/2018	70,591
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	122,700
	BAT International Finance plc
60,000	1.473%, 6/15/2018[f,g]	60,061
	Baxter International, Inc.
40,000	1.700%, 8/15/2021	38,516
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	43,979
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	61,039
	Celgene Corporation
60,000	3.550%, 8/15/2022	61,620
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	296,960
	CVS Health Corporation
66,000	2.250%, 12/5/2018	66,524
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[f]	305,250
	Express Scripts Holding Company
50,000	3.000%, 7/15/2023	48,257
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[f]	94,493
	Gilead Sciences, Inc.
20,000	2.550%, 9/1/2020	20,196
60,000	3.250%, 9/1/2022	61,378
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	207,548
	HCA, Inc.
187,750	4.750%, 5/1/2023	194,556
	Iconix Brand Group, Inc., Convertible
220,000	1.500%, 3/15/2018	206,800

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Consumer Non-Cyclical (1.3%) - continued
	Intercept Pharmaceuticals, Inc., Convertible
$58,000	3.250%, 7/1/2023	$53,324
	JBS USA, LLC
300,000	5.750%, 6/15/2025[f]	306,750
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,142
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	60,811
	Merck & Company, Inc.
35,000	1.257%, 2/10/2020[g]	35,282
	Mylan NV
60,000	3.150%, 6/15/2021[f]	59,198
	Perrigo Finance plc
35,000	3.500%, 12/15/2021	35,189
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	211,462
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	188,454
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	33,841
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[c,f]	57,209
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	262,600
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	52,491
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	206,000
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[f]	157,733
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[f]	44,200

	Total	4,017,845

Energy (1.2%)
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	62,536
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	201,500
	BP Capital Markets plc
35,000	1.676%, 5/3/2019	34,819
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,570
	Chesapeake Energy Corporation, Convertible
202,000	5.500%, 9/15/2026[f]	215,256
	Chevron Corporation
60,000	1.421%, 11/16/2018[g]	60,230
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	76,500
	Contura Energy, Inc.
111,000	10.000%, 8/1/2021*	119,192
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	206,500
	Ecopetrol SA
35,000	5.875%, 9/18/2023	37,484
	Enbridge, Inc.
45,000	1.384%, 6/2/2017[g]	45,013
	Encana Corporation
20,000	3.900%, 11/15/2021	20,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Energy (1.2%) - continued
	EOG Resources, Inc.
$60,000	2.625%, 3/15/2023	$58,440
	EQT Corporation
68,000	8.125%, 6/1/2019	76,496
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	70,151
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	61,360
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[f]	196,230
	MPLX, LP
305,000	4.875%, 12/1/2024	319,953
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024[f]	110,963
	Northern Tier Energy, LLC
195,000	7.125%, 11/15/2020	202,556
	Petrobras Global Finance BV
148,000	8.375%, 5/23/2021	164,620
	Petroleos Mexicanos
40,000	4.607%, 3/11/2022[f,g]	41,550
177,000	6.500%, 3/13/2027[f]	182,195
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	279,710
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	336,737
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[f]	61,297
	Shell International Finance BV
60,000	1.352%, 5/11/2020[g]	60,072
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	63,543
	Tesoro Corporation
60,000	4.750%, 12/15/2023[f]	61,650
	Transcontinental Gas Pipe Line Company, LLC
55,000	7.850%, 2/1/2026	70,482
	Weatherford International, Ltd. Convertible
38,000	5.875%, 7/1/2021	42,536
	Whiting Petroleum Corporation, Convertible
180,000	1.250%, 4/1/2020	159,863

	Total	3,780,382

Financials (3.9%)
	Abbey National Treasury Services plc
92,000	1.407%, 9/29/2017[g]	91,968
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	60,471
	Aetna, Inc.
60,000	1.900%, 6/7/2019	60,047
	Air Lease Corporation
92,000	2.125%, 1/15/2018	92,286
29,000	2.625%, 9/4/2018	29,264
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	252,962
	American Express Credit Corporation
60,000	2.009%, 9/14/2020[g]	60,988
	AMG Capital Trust II, Convertible
3,125	5.150%, 10/15/2037	177,734
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[f,k]	212,207

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Financials (3.9%) - continued
	BAC Capital Trust XIV
$300,000	4.000%, 2/17/2017[g,k]	$240,750
	Bank of America Corporation
100,000	5.700%, 5/2/2017	101,059
88,000	1.700%, 8/25/2017	88,122
65,000	8.000%, 1/30/2018[k]	67,112
176,000	2.066%, 3/22/2018[g]	177,419
155,000	5.650%, 5/1/2018	162,033
185,000	6.300%, 3/10/2026[k]	197,950
	Bank of Montreal
50,000	1.500%, 7/18/2019	49,419
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022[c,j]	75,837
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,569
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	106,347
	Blackstone Mortgage Trust, Inc., Convertible
255,000	5.250%, 12/1/2018	284,484
	BNP Paribas SA
72,000	2.375%, 9/14/2017	72,380
270,000	7.625%, 3/30/2021[f,k]	283,500
	Caisse Centrale Desjardins du Quebec
41,000	1.704%, 1/29/2018[f,g]	41,032
	Central Fidelity Capital Trust I
285,000	2.022%, 4/15/2027[g]	255,788
	Citigroup, Inc.
132,000	2.350%, 8/2/2021	129,254
35,000	2.361%, 9/1/2023[g]	35,590
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	72,618
	Credit Agricole SA
44,000	1.923%, 6/10/2020[f,g]	44,192
	Credit Suisse Group AG
227,000	7.500%, 12/11/2023[f,k]	240,134
	Discover Bank
24,000	8.700%, 11/18/2019	27,195
	Discover Financial Services
41,000	6.450%, 6/12/2017	41,698
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,439
66,000	7.500%, 2/15/2019	73,026
40,000	2.201%, 4/23/2020[g]	40,458
55,000	2.241%, 11/15/2021[g]	55,320
76,000	3.000%, 4/26/2022	75,474
60,000	2.537%, 11/29/2023[g]	61,727
285,000	5.300%, 11/10/2026[k]	278,730
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022	1,561,252
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	107,836
	HCP, Inc.
68,000	3.750%, 2/1/2019	70,019
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	69,272
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	56,959
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	70,917
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[f]	90,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Financials (3.9%) - continued
	Icahn Enterprises, LP
$110,000	6.000%, 8/1/2020	$112,695
75,000	6.750%, 2/1/2024[f]	74,813
	ILFC E-Capital Trust II
330,000	4.920%, 12/21/2065[f,g]	299,475
	ING Capital Funding Trust III
56,000	4.598%, 3/31/2017[g,k]	55,580
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	79,633
76,000	5.875%, 8/15/2022	83,965
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,381
102,000	3.875%, 1/15/2019	104,247
	J.P. Morgan Chase & Company
49,000	7.900%, 4/30/2018[k]	50,531
44,000	6.300%, 4/23/2019	48,017
25,000	2.250%, 1/23/2020	25,037
78,000	2.273%, 10/24/2023[g]	79,336
	KeyCorp
58,000	2.300%, 12/13/2018	58,309
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[f]	29,307
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	55,275
	Lloyds Bank plc
36,000	1.490%, 3/16/2018[g]	36,045
	Macquarie Bank, Ltd.
55,000	2.203%, 1/15/2019[f,g]	55,417
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,355
	MGIC Investment Corporation, Convertible
70,000	9.000%, 4/1/2063[f]	89,906
25,000	2.000%, 4/1/2020	38,375
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[f]	49,987
	Morgan Stanley
88,000	6.625%, 4/1/2018	92,825
40,000	2.177%, 1/27/2020[g]	40,542
77,000	2.210%, 1/20/2022[g]	77,354
57,000	4.875%, 11/1/2022	61,113
60,000	2.443%, 10/24/2023[g]	60,745
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	203,000
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	144,356
	National City Corporation
48,000	6.875%, 5/15/2019	53,019
	New York Life Global Funding
60,000	1.550%, 11/2/2018[f]	59,868
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,496
	Park Aerospace Holdings, Ltd.
215,000	5.500%, 2/15/2024[c,f]	220,913
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[f]	283,937
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,262
	Regions Bank
36,000	7.500%, 5/15/2018	38,481
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	50,868
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	88,444

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Financials (3.9%) - continued
	Royal Bank of Scotland Group plc
$330,000	7.640%, 9/30/2017[e,k]	$306,900
265,000	7.648%, 9/30/2031[k]	306,274
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	60,438
80,000	2.500%, 7/15/2021	80,179
	Standard Chartered plc
360,000	2.549%, 1/30/2027[f,g,k]	287,550
	State Street Capital Trust IV
300,000	1.963%, 6/15/2037[g]	264,300
	State Street Corporation
60,000	1.809%, 8/18/2020[g]	60,993
	Sumitomo Mitsui Banking Corporation
50,000	1.603%, 1/16/2018[g]	50,062
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	50,563
	Synchrony Financial
132,000	1.875%, 8/15/2017	132,094
25,000	2.111%, 2/3/2020[g]	24,724
	Toronto-Dominion Bank
55,000	1.881%, 1/22/2019[g]	55,449
60,000	1.889%, 12/14/2020[g]	60,809
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	61,880
	USB Realty Corporation
295,000	2.169%, 1/15/2022[f,g,k]	248,537
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	72,769
	Wells Fargo & Company
41,000	1.719%, 1/30/2020[g]	41,020
45,000	2.100%, 7/26/2021	43,785
77,000	2.153%, 1/24/2023[g]	77,343
50,000	2.269%, 10/31/2023[g]	50,538
	Westpac Banking Corporation
65,000	1.761%, 8/19/2021[g]	65,226

	Total	12,132,952

Foreign Government (6.8%)
	Argentina Government International Bond
230,000	6.875%, 1/26/2027[f]	227,470
	Brazil Government International Bond
447,000	4.875%, 1/22/2021	464,880
620,000	2.625%, 1/5/2023[e]	563,425
240,000	6.000%, 4/7/2026[e]	257,100
280,000	7.125%, 1/20/2037	307,300
336,000	5.000%, 1/27/2045	287,280
235,000	5.625%, 2/21/2047[e]	218,550
	Colombia Government International Bond
280,000	4.375%, 7/12/2021	295,120
340,000	2.625%, 3/15/2023	323,680
330,000	4.000%, 2/26/2024[e]	336,105
105,000	7.375%, 9/18/2037	130,725
180,000	5.625%, 2/26/2044	190,980
336,000	5.000%, 6/15/2045	328,440
	Croatia Government International Bond
56,000	6.750%, 11/5/2019[f]	60,956
336,000	6.625%, 7/14/2020[f]	367,473
180,000	6.000%, 1/26/2024[e,f]	196,996
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Foreign Government (6.8%) - continued
	Hungary Government International Bond
$112,000	6.375%, 3/29/2021	$125,402
524,000	5.750%, 11/22/2023	585,036
538,000	5.375%, 3/25/2024	590,455
	Indonesia Government International Bond
370,000	4.875%, 5/5/2021[f]	393,796
305,000	3.375%, 4/15/2023[f]	299,920
384,000	5.875%, 1/15/2024[f]	428,476
232,000	4.125%, 1/15/2025[f]	233,341
264,000	4.750%, 1/8/2026[f]	276,395
290,000	8.500%, 10/12/2035[f]	402,558
560,000	5.125%, 1/15/2045[f]	562,270
	Mexico Government International Bond
56,000	5.750%, 10/12/2110	52,031
168,000	3.625%, 3/15/2022	169,680
400,000	4.000%, 10/2/2023	403,000
434,000	3.600%, 1/30/2025	421,631
372,000	4.125%, 1/21/2026[e]	372,744
112,000	6.750%, 9/27/2034	134,307
158,000	6.050%, 1/11/2040	173,010
316,000	4.750%, 3/8/2044	289,614
256,000	5.550%, 1/21/2045	262,528
207,000	4.600%, 1/23/2046	187,853
200,000	4.350%, 1/15/2047	173,010
	Panama Government International Bond
168,000	4.000%, 9/22/2024	173,460
265,000	3.750%, 3/16/2025	267,650
240,000	6.700%, 1/26/2036	297,000
	Peru Government International Bond
122,000	5.625%, 11/18/2050	140,910
265,000	4.125%, 8/25/2027[e]	280,569
290,000	8.750%, 11/21/2033	430,650
	Philippines Government International Bond
464,000	4.000%, 1/15/2021	492,399
245,000	7.750%, 1/14/2031	346,905
140,000	6.375%, 10/23/2034[e]	184,523
124,000	5.000%, 1/13/2037	142,593
248,000	3.950%, 1/20/2040	248,988
	Romania Government International Bond
252,000	4.375%, 8/22/2023[f]	260,442
120,000	4.875%, 1/22/2024[f]	127,598
58,000	6.125%, 1/22/2044[f]	68,438
	Russia Government International Bond
256,000	3.500%, 1/16/2019[f]	261,504
1,000,000	5.000%, 4/29/2020[f]	1,067,500
355,000	4.875%, 9/16/2023[f]	375,981
342,400	7.500%, 3/31/2030[f]	410,709
384,000	5.625%, 4/4/2042[f]	416,095
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,642
275,000	5.875%, 5/30/2022[e]	301,728
259,000	4.300%, 10/12/2028	243,271
	Turkey Government International Bond
112,000	7.500%, 11/7/2019	121,520
413,000	7.000%, 6/5/2020	445,214
525,000	5.125%, 3/25/2022	523,136

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Foreign Government (6.8%) - continued
$256,000	6.250%, 9/26/2022	$267,727
364,000	5.750%, 3/22/2024	366,730
525,000	4.250%, 4/14/2026	469,770
255,000	4.875%, 10/9/2026	237,629
340,000	6.875%, 3/17/2036	351,900
232,000	4.875%, 4/16/2043	189,170
387,000	6.625%, 2/17/2045[e]	390,111

	Total	21,062,139

Mortgage-Backed Securities (6.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 2/1/2032[c]	1,026,094
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 2/1/2047[c]	1,048,906
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,250,000	2.500%, 2/1/2032[c]	2,250,088
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,900,000	3.000%, 2/1/2047[c]	3,858,361
6,300,000	3.500%, 2/1/2047[c]	6,436,828
3,750,000	4.000%, 2/1/2047[c]	3,933,960
450,000	4.500%, 2/1/2047[c]	483,767

	Total	19,038,004

Technology (1.1%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[f]	161,288
	Apple, Inc.
60,000	1.202%, 5/6/2020[g]	60,003
	Automatic Data Processing, Inc.
60,000	2.250%, 9/15/2020	60,578
	Broadcom Corporation
77,000	2.375%, 1/15/2020[f]	76,841
	Cisco Systems, Inc.
55,000	1.511%, 2/21/2018[g]	55,342
60,000	1.431%, 3/1/2019[g]	60,406
	Diamond 1 Finance Corporation
50,000	3.480%, 6/1/2019[f]	51,009
	Equinix, Inc.
200,000	5.750%, 1/1/2025	211,000
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	91,063
60,000	3.625%, 10/15/2020	62,061
65,000	2.250%, 8/15/2021	63,587
	First Data Corporation
200,000	5.375%, 8/15/2023[f]	206,000
	Hewlett Packard Enterprise Company
60,000	3.600%, 10/15/2020	61,584
	Intel Corporation
60,000	3.100%, 7/29/2022	61,553
	Intel Corporation, Convertible
200,000	3.479%, 12/15/2035[h]	272,750
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	135,415
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	279,400
180,000	3.000%, 11/15/2043	184,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Technology (1.1%) - continued
	Microsoft Corporation
$76,000	2.400%, 2/6/2022[c]	$75,968
76,000	2.875%, 2/6/2024[c]	75,813
	NXP BV
215,000	3.875%, 9/1/2022[f]	218,494
	NXP Semiconductors NV, Convertible
203,000	1.000%, 12/1/2019	230,024
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,574
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[f]	296,162
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,529
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	104,524

	Total	3,274,131

Transportation (0.3%)
	Air Canada Pass Through Trust
18,633	3.875%, 3/15/2023[f]	17,980
	American Airlines Pass Through Trust
36,536	4.950%, 1/15/2023	38,934
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[e,f]	282,025
	Delta Air Lines, Inc.
44,677	4.950%, 5/23/2019	46,688
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,336
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[f]	78,028
	Trinity Industries, Inc., Convertible
76,000	3.875%, 6/1/2036	95,237
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	60,300
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	208,750

	Total	888,278

U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
310,000	2.125%, 6/30/2022	311,647
920,000	1.625%, 2/15/2026	859,193

	Total	1,170,840

Utilities (0.7%)
	Ameren Corporation
60,000	2.700%, 11/15/2020	60,348
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,126
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	88,424
	Calpine Corporation
180,000	5.375%, 1/15/2023	177,300
	DTE Energy Company
88,000	2.400%, 12/1/2019	88,569
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	158,000
	El Paso Corporation
46,000	7.000%, 6/15/2017	46,900
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,978
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	310,500
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	62,711

Principal Amount	Long-Term Fixed Income (31.3%)	Value

Utilities (0.7%) - continued
	Eversource Energy
$30,000	1.600%, 1/15/2018	$29,966
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	47,196
25,000	2.950%, 1/15/2020	25,318
	Fortis, Inc.
30,000	2.100%, 10/4/2021[f]	29,031
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	50,474
	NiSource Finance Corporation
36,000	6.400%, 3/15/2018	37,770
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	193,382
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	58,918
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,331
	PPL Capital Funding, Inc.
50,000	3.500%, 12/1/2022	51,077
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	50,297
	Sempra Energy
92,000	6.150%, 6/15/2018	97,506
25,000	2.400%, 3/15/2020	24,991
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,947
	Southern Company
45,000	1.850%, 7/1/2019	44,833
	TransCanada Trust
225,000	5.875%, 8/15/2076	237,938
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,945

	Total	2,160,776

	Total Long-Term Fixed Income (cost $96,537,381)	96,865,836

Shares	Registered Investment Companies (4.3%)	Value

Equity Funds/ETFs (2.2%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	165,481
14,100	BlackRock Resources & Commodities Strategy Trust	123,516
6,250	Guggenheim Multi-Asset Income ETF	127,375
22,900	iShares Dow Jones US Home Construction Index Fund	662,268
37,550	iShares MSCI EAFE Index Fund	2,239,107
37,670	Materials Select Sector SPDR Fund[e]	1,957,333
27,780	Utilities Select Sector SPDR Fund[e]	1,366,220

	Total	6,641,300

Fixed Income Funds/ETFs (2.1%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	339,710
20,150	Doubleline Income Solutions Fund	400,582
11,232	First Trust High Income Long/Short Fund	187,237
16,100	iShares S&P U.S. Preferred Stock Index Fund	613,410
66,849	MFS Intermediate Income Trust	294,470
24,364	Pimco Dynamic Credit And Mortgage Income Fund	504,578
77,520	PowerShares Senior Loan Portfolio	1,806,216
54,598	Templeton Global Income Fund	364,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Registered Investment Companies (4.3%)	Value

Fixed Income Funds/ETFs (2.1%)- continued
17,995	Vanguard Short-Term Corporate Bond ETF	$1,432,762
24,853	Western Asset Emerging Markets Debt Fund, Inc.	377,766
38,627	Western Asset High Income Opportunity Fund, Inc.	198,157

	Total	6,519,603

	Total Registered Investment Companies (cost $12,568,667)	13,160,903

Shares	Preferred Stock (1.2%)	Value

Consumer Staples (0.1%)
1,325	Bunge, Ltd., Convertible, 4.875%[k]	132,500
10,600	CHS, Inc., 7.100%[k]	291,394
371	Henkel AG & Company KGaA, 1.470%	45,290

	Total	469,184

Energy (<0.1%)
2,399	Alpha Natural Resources, Inc., 0.000%[d]	54,577
2,399	ANR Holdings, Inc., 0.000%[d]	14,994

	Total	69,571

Financials (0.8%)
2,826	Agribank FCB, 6.875%[k]	300,969
12,465	Citigroup, Inc., 6.875%[k]	346,652
2,200	Cobank ACB, 6.250%[k]	223,850
7,200	Countrywide Capital V, 7.000%	183,240
2,750	Federal National Mortgage Association, 8.250%[k]	25,492
11,000	GMAC Capital Trust I, 6.690%[g]	282,700
12,400	Goldman Sachs Group, Inc., 5.500%[k]	317,564
10,600	Morgan Stanley, 7.125%[k]	304,856
7,155	U.S. Bancorp, 6.500%[k]	209,284
265	Wells Fargo & Company, Convertible, 7.500%[k]	318,278

	Total	2,512,885

Health Care (0.1%)
255	Allergan plc, Convertible, 5.500%	201,609
110	Teva Pharmaceutical Industries, Ltd., Convertible, 7.000%	67,826

	Total	269,435

Real Estate (0.2%)
5,300	American Tower Corporation, Convertible, 5.500%	534,399

	Total	534,399

	Total Preferred Stock (cost $3,713,366)	3,855,474

Shares	Collateral Held for Securities Loaned (2.0%)	Value

6,292,298	Thrivent Cash Management Trust	6,292,298

	Total Collateral Held for Securities Loaned (cost $6,292,298)	6,292,298

Shares or Principal Amount	Short-Term Investments (9.6%)[l]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.400%, 2/1/2017[m]	$100,000
300,000	0.529%, 3/3/2017[m]	299,872
100,000	0.520%, 3/10/2017[m]	99,948
200,000	0.530%, 3/17/2017[m]	199,875
100,000	0.529%, 3/29/2017	99,921
100,000	0.530%, 4/4/2017[m]	99,909
	Thrivent Core Short-Term Reserve Fund
2,893,715	0.950%	28,937,144

	Total Short-Term Investments (cost $29,836,655)	29,836,669

	Total Investments (cost $325,196,023) 110.1%	$340,918,609

	Other Assets and Liabilities, Net (10.1%)	(31,402,535)

	Total Net Assets 100.0%	$309,516,074

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $20,441,017 or 6.6% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
i	All or a portion of the security is insured or guaranteed.
j	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable.
Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of January 31, 2017 was $3,328,070 or 1.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Security	Acquisition Date	Cost

Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$143,716
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	158,779
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	258,045
Contura Energy, Inc., 8/1/2021	2/12/2014	165,439
Digicel, Ltd., 4/15/2021	8/19/2013	287,052
Marlette Funding Trust, 1/17/2023	7/20/2016	274,830
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	102,580
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	449,999
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	215,877
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	275,000
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	237,144
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	89,127
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	103,730
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	280,668
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	75,678
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	318,519

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of January 31, 2017:

Securities Lending Transactions
Common Stock	$2,253,571
Taxable Debt Security	3,865,267

Total lending	$6,118,838
Gross amount payable upon return of collateral for securities loaned	$6,292,298

Net amounts due to counterparty	$173,460

Definitions:
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,228,797
Gross unrealized depreciation	(6,506,211)

Net unrealized appreciation (depreciation)	$15,722,586
Cost for federal income tax purposes	$325,196,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,138,985	–	3,138,985	–
Capital Goods	2,824,824	–	1,598,724	1,226,100
Communications Services	13,564,963	–	12,503,608	1,061,355
Consumer Cyclical	7,394,875	–	7,094,500	300,375
Consumer Non-Cyclical	9,235,668	–	9,235,668	–
Energy	2,815,885	–	2,237,999	577,886
Financials	2,830,900	–	2,830,900	–
Technology	6,988,574	–	6,474,949	513,625
Transportation	963,206	–	963,206	–
Utilities	919,627	–	919,627	–
Common Stock
Consumer Discretionary	21,789,679	16,478,593	5,311,086	–
Consumer Staples	6,288,762	3,082,088	3,206,674	–
Energy	9,729,544	6,089,970	3,639,574	–
Financials	20,236,082	11,249,320	8,986,762	–
Health Care	14,132,282	10,677,075	3,455,207	–
Industrials	16,101,210	9,478,618	6,622,592	–
Information Technology	20,970,961	19,853,767	1,117,194	–
Materials	5,709,697	1,669,203	4,040,494	–
Real Estate	20,048,889	18,034,207	2,014,682	–
Telecommunications Services	2,967,012	590,301	2,376,711	–
Utilities	2,255,804	985,752	1,270,052	–
Long-Term Fixed Income
Asset-Backed Securities	6,027,310	–	5,752,310	275,000
Basic Materials	1,691,415	–	1,691,415	–
Capital Goods	2,009,668	–	2,009,668	–
Collateralized Mortgage Obligations	10,561,390	–	10,561,390	–
Communications Services	4,805,233	–	4,805,233	–
Consumer Cyclical	4,245,473	–	4,245,473	–
Consumer Non-Cyclical	4,017,845	–	4,017,845	–
Energy	3,780,382	–	3,780,382	–
Financials	12,132,952	–	10,495,863	1,637,089
Foreign Government	21,062,139	–	21,062,139	–
Mortgage-Backed Securities	19,038,004	–	19,038,004	–
Technology	3,274,131	–	3,274,131	–
Transportation	888,278	–	888,278	–
U.S. Government and Agencies	1,170,840	–	1,170,840	–
Utilities	2,160,776	–	2,160,776	–
Registered Investment Companies
Equity Funds/ETFs	6,641,300	6,641,300	–	–
Fixed Income Funds/ETFs	6,519,603	6,519,603	–	–
Preferred Stock
Consumer Staples	469,184	423,894	45,290	–
Energy	69,571	–	–	69,571
Financials	2,512,885	1,988,066	524,819	–
Health Care	269,435	67,826	201,609	–
Real Estate	534,399	534,399	–	–
Short-Term Investments	899,525	–	899,525	–

Subtotal Investments in Securities	$305,689,167	$114,363,982	$185,664,184	$5,661,001

Other Investments*	Total

Short-Term Investments	28,937,144
Collateral Held for Securities Loaned	6,292,298

Subtotal Other Investments	$35,229,442

Total Investments at Value	$340,918,609

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	24,400	24,400	–	–

Total Asset Derivatives	$24,400	$24,400	$–	$–

Liability Derivatives
Futures Contracts	114,687	114,687	–	–

Total Liability Derivatives	$114,687	$114,687	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $799,604 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(15)	March 2017	($1,875,186)	($1,867,031)	$8,155
CBOT 2-Yr. U.S. Treasury Note	(66)	March 2017	(14,305,299)	(14,308,594)	(3,295)
CBOT 5-Yr. U.S. Treasury Note	43	March 2017	5,067,415	5,068,290	875
CME E-mini S&P 500 Index	14	March 2017	1,586,585	1,592,150	5,565
CME S&P 500 Index	(17)	March 2017	(9,564,554)	(9,666,625)	(102,071)
CME Ultra Long Term U.S. Treasury Bond	12	March 2017	1,937,571	1,928,250	(9,321)
Ultra 10-Yr. U.S. Treasury Note	(12)	March 2017	(1,619,680)	(1,609,875)	9,805
Total Futures Contracts					($90,287)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Cash Management Trust- Collateral Investment	$4,071,925	$24,312,308	$22,091,935	6,292,298	$6,292,298	$9,105
Core Short-Term Reserve	28,015,637	37,038,747	36,117,240	2,893,715	28,937,144	65,761
Total Value and Income Earned	$32,087,562				$35,229,442	$74,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value

Basic Materials (2.0%)
	Alpha 3 BV, Term Loan
$555,000	0.000%, 1/24/2024[b,c]	$557,775
	Arch Coal, Inc., Term Loan
378,725	10.000%, 10/5/2021	381,755
	Chemours Company, Term Loan
1,238,597	3.780%, 5/12/2022	1,233,953
	Fortescue Metals Group, Ltd., Term Loan
1,718,428	3.750%, 6/30/2019	1,728,980
	Ineos US Finance, LLC, Term Loan
2,866,290	3.750%, 12/15/2020	2,874,659
	Tronox Pigments BV, Term Loan
2,202,298	4.500%, 3/19/2020	2,209,631

	Total	8,986,753

Capital Goods (1.7%)
	Accudyne Industries, LLC, Term Loan
1,277,688	4.000%, 12/13/2019	1,210,009
	Advanced Disposal Services, Inc., Term Loan
1,086,278	3.500%, 11/10/2023	1,095,978
	Berry Plastics Corporation, Term Loan
1,425,000	3.287%, 1/19/2024[b,c]	1,433,906
	Berry Plastics Group, Inc., Term Loan
250,250	3.500%, 2/8/2020	250,250
	Cortes NP Acquisition Corporation, Term Loan
2,825,000	6.029%, 11/30/2023	2,839,125
	Reynolds Group, Inc., Term Loan
822,937	4.250%, 2/5/2023	824,913

	Total	7,654,181

Communications Services (10.1%)
	Altice US Finance I Corporation, Term Loan
275,000	3.778%, 1/15/2025	277,978
	Atlantic Broadband Penn, LLC, Term Loan
512,833	3.278%, 11/30/2019	513,633
	Beasley Broadcast Group, Inc., Term Loan
872,142	7.000%, 11/1/2023	873,232
	Birch Communication Inc., Term Loan
1,680,960	8.250%, 7/17/2020	1,510,763
	Block Communications, Inc., Term Loan
1,583,835	4.248%, 11/7/2021	1,595,713
	CBS Radio, Inc., Term Loan
1,023,396	4.500%, 10/17/2023	1,031,716
	Cengage Learning Acquisitions, Term Loan
2,228,800	5.250%, 6/7/2023	2,069,998
	Charter Communications Operating, LLC, Term Loan
470,000	0.000%, 7/1/2020[b,c]	470,954
465,000	0.000%, 1/3/2021[b,c]	465,516
878,200	0.000%, 1/15/2024[b,c]	881,001
	Cincinnati Bell, Inc., Term Loan
790,747	4.000%, 9/10/2020	793,957
	FairPoint Communications, Inc., Term Loan
1,582,803	7.500%, 2/14/2019	1,598,236

Principal Amount	Bank Loans (32.3%)[a]	Value

Communications Services (10.1%) - continued
	Grande Communications Networks, LLC, Term Loan
$2,205,108	6.250%, 5/29/2020	$2,224,403
	Hargray Communications Group, Inc., Term Loan
1,740,342	4.750%, 6/26/2019	1,757,014
	Integra Telecom Holdings, Inc., Term Loan
1,053,308	5.270%, 8/14/2020	1,054,098
	Intelsat Jackson Holdings SA, Term Loan
600,000	3.750%, 6/30/2019	590,178
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,276,438
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.523%, 1/7/2022	2,264,581
	LTS Buyer, LLC, Term Loan
2,086,009	4.248%, 4/13/2020	2,096,439
	Mediacom Illinois, LLC, Term Loan
800,000	0.000%, 2/19/2024[b,c]	802,248
	NEP/NCP Holdco, Inc., Term Loan
2,716,230	4.250%, 1/22/2020	2,724,162
	Numericable US, LLC, Term Loan
1,588,684	5.289%, 1/15/2024	1,605,063
	SBA Senior Finance II, LLC, Term Loan
726,350	3.030%, 3/24/2021	728,268
374,300	3.030%, 6/10/2022	375,026
	Sprint Communications, Inc., Term Loan
2,350,000	0.000%, 2/2/2024[b,c]	2,352,938
	TNS, Inc., Term Loan
1,093,295	5.000%, 2/14/2020	1,102,402
	Univision Communications, Inc., Term Loan
1,905,975	4.000%, 3/1/2020	1,910,206
	Virgin Media Bristol, LLC, Term Loan
1,635,000	3.517%, 1/31/2025	1,644,205
	WideOpenWest Finance, LLC, Term Loan
3,940,125	4.500%, 8/18/2023	3,956,004
	XO Communications, LLC, Term Loan
534,875	6.000%, 3/20/2021	536,212
	Yankee Cable Acquisition, LLC, Term Loan
1,235,691	6.000%, 3/1/2020	1,235,691
	Zayo Group, LLC, Term Loan
727,000	0.000%, 1/13/2024[b,c]	732,758
1,518,000	0.000%, 1/19/2024[b,c]	1,530,023

	Total	45,581,054

Consumer Cyclical (4.1%)
	Amaya BV, Term Loan
2,389,076	5.000%, 8/1/2021	2,400,280
	Boyd Gaming Corporation, Term Loan
1,386,525	3.761%, 9/15/2023	1,400,820
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,452,028	3.530%, 8/13/2021	1,452,479
	Ceridian HCM Holding, Inc., Term Loan
863,962	4.539%, 9/15/2020	860,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value

Consumer Cyclical (4.1%) - continued
	Four Seasons Holdings, Inc., Term Loan
$1,265,000	3.998%, 11/30/2023	$1,280,420
	Golden Nugget, Inc., Term Loan
498,400	4.539%, 11/21/2019	503,384
	Golden Nugget, Inc., Term Loan Delayed Draw
213,600	4.500%, 11/21/2019	215,736
	IMG Worldwide, Inc., Term Loan
1,838,395	5.290%, 5/6/2021	1,843,910
700,000	8.290%, 5/6/2022	700,875
	KAR Auction Services, Inc., Term Loan
1,488,750	4.500%, 3/9/2023	1,505,960
	Michaels Stores, Inc., Term Loan
402,779	3.750%, 1/30/2023	400,406
	Mohegan Tribal Gaming Authority, Term Loan
1,745,625	5.500%, 10/13/2023	1,762,767
	Scientific Games International, Inc., Term Loan
2,216,450	6.000%, 10/18/2020	2,235,844
767,172	6.008%, 10/1/2021	772,450
	Seminole Hard Rock Entertainment, Inc., Term Loan
919,869	3.520%, 5/14/2020	923,705
	Seminole Indian Tribe of Florida, Term Loan
191,750	3.248%, 4/29/2020	191,990

	Total	18,451,749

Consumer Non-Cyclical (5.4%)
	Air Medical Group Holdings, Inc., Term Loan
1,253,700	5.000%, 4/28/2022	1,252,133
	Albertson’s, LLC, Term Loan
936,479	4.247%, 12/21/2022	942,922
1,693,521	4.061%, 6/22/2023	1,703,259
	CHS/Community Health Systems, Inc., Term Loan
829,928	3.750%, 12/31/2019	787,203
1,801,903	4.000%, 1/27/2021	1,702,420
	Endo Luxembourg Finance I Company SARL, Term Loan
1,158,300	3.813%, 9/26/2022	1,154,443
	Grifols Worldwide Operations USA, Inc., Term Loan
1,375,000	0.000%, 1/23/2025[b,c]	1,382,054
	JBS USA LUX SA, Term Loan
2,780,000	0.000%, 10/30/2022[b,c]	2,785,782
	JBS USA, LLC, Term Loan
1,029,600	4.000%, 10/30/2022	1,031,742
	Mallinckrodt International Finance SA, Term Loan
598,873	3.748%, 3/19/2021	600,071
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,800,950	5.000%, 5/4/2022	1,705,644
	MultiPlan, Inc., Term Loan
742,363	5.000%, 6/7/2023	752,727
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,857,263	4.750%, 6/30/2021	1,842,553
	PetSmart, Inc., Term Loan
820,823	4.000%, 3/11/2022	812,984

Principal Amount	Bank Loans (32.3%)[a]	Value

Consumer Non-Cyclical (5.4%) - continued
	Revlon Consumer Products Corporation, Term Loan
$957,600	4.313%, 9/7/2023	$965,146
	Valeant Pharmaceuticals International, Inc., Term Loan
4,901,116	5.530%, 4/1/2022[b,c]	4,920,132

	Total	24,341,215

Energy (1.4%)
	Exgen Renewables I, LLC, Term Loan
1,052,228	5.250%, 2/8/2021	1,057,489
	Houston Fuel Oil Terminal, LLC, Term Loan
898,109	4.250%, 8/19/2021	889,128
	McJunkin Red Man Corporation, Term Loan
710,662	5.000%, 11/8/2019	712,737
	MEG Energy Corporation, Term Loan
890,000	0.000%, 12/31/2023[b,c]	892,786
	Pacific Drilling SA, Term Loan
2,205,025	4.500%, 6/3/2018	1,102,512
	Targa Resources Partners, LP, Term Loan
605,000	5.750%, 2/27/2022	611,050
	Western Refining, Inc., Term Loan
519,643	5.250%, 11/12/2020	521,592
286,825	5.500%, 6/23/2023	288,081

	Total	6,075,375

Financials (1.6%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,280,000	0.000%, 7/20/2020[b,c]	1,296,461
	MoneyGram International, Inc., Term Loan
1,558,007	4.250%, 3/27/2020	1,555,576
	Sable International Finance, Ltd., Term Loan
1,870,000	5.528%, 12/30/2022	1,890,364
	Trans Union, LLC, Term Loan
1,095,000	0.000%, 4/9/2023[b,c]	1,099,796
	WaveDivision Holdings, LLC, Term Loan
1,498,348	4.040%, 10/15/2019	1,504,911

	Total	7,347,108

Technology (4.4%)
	First Data Corporation, Term Loan
3,369,361	3.775%, 3/24/2021	3,388,836
814,522	3.775%, 7/8/2022	819,955
	Harland Clarke Holdings Corporation, Term Loan
709,783	7.000%, 5/22/2018	709,343
1,168,500	7.000%, 12/31/2019	1,167,039
	Life Time Fitness, Inc., Term Loan
1,364,225	4.000%, 6/10/2022	1,364,798
	Micron Technologies, Inc., Term Loan
637,386	4.530%, 4/26/2022	645,806
	NXP BV, Term Loan
1,002,884	3.240%, 12/7/2020	1,007,096
	ON Semiconductor Corporation, Term Loan
3,077,288	4.028%, 3/31/2023	3,109,353
	Rackspace Hosting, LLC, Term Loan
1,610,000	4.500%, 11/3/2023	1,622,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value

Technology (4.4%) - continued
	RP Crown Parent, LLC, Term Loan
$1,375,000	4.500%, 10/12/2023	$1,384,625
	SS&C European Holdings SARL, Term Loan
26,754	4.028%, 7/8/2022	26,997
278,782	4.028%, 7/8/2022	281,322
	Western Digital Corporation, Term Loan
2,781,025	4.526%, 4/29/2023	2,801,883
	Xerox Business Services, LLC, Term Loan
1,565,000	6.251%, 12/7/2023	1,591,730

	Total	19,921,438

Transportation (0.7%)
	OSG Bulk Ships, Inc., Term Loan
1,337,265	5.250%, 8/5/2019	1,315,534
	XPO Logistics, Inc., Term Loan
2,023,092	4.250%, 11/1/2021	2,035,736

	Total	3,351,270

Utilities (0.9%)
	Calpine Corporation, Term Loan
1,895,190	0.000%, 1/15/2024b,c	1,903,681
	Intergen NV, Term Loan
974,588	5.500%, 6/12/2020	955,096
	Talen Energy Supply, LLC, Term Loan
940,000	6.000%, 12/6/2023b,c	954,692

	Total	3,813,469

	Total Bank Loans (cost $145,842,872)	145,523,612

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Asset-Backed Securities (4.5%)
	Asset Backed Securities Corporation Home Equity Loan Trust
665,034	0.911%, 7/25/2036, Ser. 2006-HE5, Class A4[d]	613,185
	Bayview Opportunity Master Fund Trust
171,173	3.623%, 4/28/2030, Ser. 2015-3, Class A1[e]	171,781
229,922	3.228%, 7/28/2034, Ser. 2014-18NP, Class A*,f	230,449
592,050	3.721%, 7/28/2035, Ser. 2015-NPLA, Class Ae,f	592,778
	Citi Held For Asset Issuance
521,017	4.480%, 8/15/2022, Ser. 2016-MF1, Class A*	526,711
	Credit Based Asset Servicing and Securitization, LLC
646,846	3.495%, 12/25/2036, Ser. 2006-CB2, Class AF2[f]	469,884
	DRB Prime Student Loan Trust
446,155	2.890%, 6/25/2040, Ser. 2016-B, Class A2[e]	444,765
	Earnest Student Loan Program, LLC
888,805	2.680%, 7/25/2035, Ser. 2016-C, Class A2[e]	874,117
	First Horizon ABS Trust
264,360	0.931%, 10/25/2034, Ser. 2006-HE1, Class Ad,g	257,877

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Asset-Backed Securities (4.5%) - continued
	GMAC Mortgage Corporation Loan Trust
$568,281	1.256%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	$540,699
217,530	3.538%, 9/19/2035, Ser. 2005-AR5, Class 5A1	204,800
715,996	0.936%, 12/25/2036, Ser. 2006-HE4, Class A1[d,g]	664,680
	J.P. Morgan Mortgage Acquisition Trust
454,820	4.438%, 3/25/2047, Ser. 2007-HE1, Class AF4[f]	336,228
	Lehman XS Trust
595,582	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bf	520,106
	Marlette Funding Trust
859,098	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	861,788
	Merrill Lynch Mortgage Investors Trust
884,468	2.981%, 6/25/2035, Ser. 2005-A5, Class M1	593,586
	Murray Hill Marketplace Trust
296,349	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	297,816
	NCF Dealer Floorplan Master Trust
500,000	4.027%, 3/21/2022, Ser. 2016-1A, Class A*,d	496,539
	NRZ Advance Receivables Trust Advance Receivables Backed
1,000,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	990,572
	Popular ABS Mortgage Pass-Through Trust
900,000	4.252%, 11/25/2035, Ser. 2005-5, Class AF4[f]	885,812
	Preston Ridge Partners Mortgage Trust, LLC
671,618	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,f	668,934
800,000	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,f,h	800,000
	Pretium Mortgage Credit Partners I, LLC
758,862	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,f	760,391
	Renaissance Home Equity Loan Trust
1,291,806	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[f]	825,987
935,451	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[f]	488,955
	SoFi Consumer Loan Program, LLC
933,007	3.050%, 12/26/2025, Ser. 2016-3, Class Ae	931,611
750,000	3.280%, 1/26/2026, Ser. 2017-1, Class Ae	751,641
	Sunset Mortgage Loan Company, LLC
401,071	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,f	401,898
311,189	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,f	311,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Asset-Backed Securities (4.5%) - continued
	US Residential Opportunity Fund Trust
$842,006	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,f	$838,421
	Vericrest Opportunity Loan Transferee
272,830	3.375%, 10/25/2058, Ser. 2015-NPL3, Class A1*,f	273,027
412,060	3.500%, 6/26/2045, Ser. 2015-NPL9, Class A1[e]	411,986
830,241	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[e,f]	828,163
	Wachovia Asset Securitization, Inc.
1,173,812	0.911%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	1,001,894
	Wells Fargo Home Equity Trust
633,215	1.271%, 4/25/2034, Ser. 2004-1, Class M1[d]	582,462

	Total	20,451,268

Basic Materials (0.7%)
	Alcoa Nederland Holding BV
255,000	6.750%, 9/30/2024[e]	276,675
	ArcelorMittal SA
675,000	6.500%, 3/1/2021	737,437
	Dow Chemical Company
136,000	8.550%, 5/15/2019	155,467
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[e]	275,894
559,000	7.000%, 2/15/2021[e]	571,578
	Glencore Funding, LLC
170,000	2.083%, 4/16/2018[d,e]	169,150
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	80
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	148,051
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[e]	728,244

	Total	3,062,576

Capital Goods (1.5%)
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[e]	871,406
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[e,i]	839,545
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020[i]	1,036,250
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	689,344
	General Electric Company
260,000	5.000%, 1/21/2021[j]	269,555
	Huntington Ingalls Industries, Inc.
800,000	5.000%, 12/15/2021[e]	835,000
	L3 Technologies, Inc.
195,000	4.950%, 2/15/2021	210,094
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	161,284
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[e]	558,225
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	215,962

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Capital Goods (1.5%) - continued
	Roper Technologies, Inc.
$60,000	2.800%, 12/15/2021	$59,950
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	887,063

	Total	6,633,678

Collateralized Mortgage Obligations (7.6%)
	Alternative Loan Trust
110,608	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	110,268
	American Home Mortgage Assets Trust
737,211	0.961%, 12/25/2046, Ser. 2006-6, Class A1Ad	525,823
725,617	0.961%, 6/25/2047, Ser. 2007-5, Class A1[d]	531,571
	Angel Oak Mortgage Trust
452,631	4.500%, 11/25/2045, Ser. 2015-1, Class A*,f	454,854
	Banc of America Alternative Loan Trust
607,415	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	535,685
490,212	1.571%, 5/25/2046, Ser. 2006-4, Class 3CB1[d]	343,882
	Banc of America Mortgage Securities, Inc.
322,465	3.249%, 9/25/2035, Ser. 2005-H, Class 2A1	310,345
	Banc of America Mortgage Trust
260,141	3.217%, 7/25/2035, Ser. 2005-F, Class 2A2	241,075
	Bayview Opportunity Master Fund Trust
709,515	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[e]	708,509
	BCAP, LLC Trust
830,197	0.951%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	772,463
	Bear Stearns ALT-A Trust
536,230	3.315%, 10/25/2033, Ser. 2003-3, Class 5A	527,654
305,013	3.260%, 6/25/2034, Ser. 2004-5, Class 3A1	306,540
	CHL Mortgage Pass-Through Trust
225,977	6.250%, 9/25/2036, Ser. 2006-13, Class 1A15	191,589
380,499	6.000%, 4/25/2037, Ser. 2007-3, Class A33	324,451
570,748	6.000%, 4/25/2037, Ser. 2007-3, Class A18	486,676
	CitiMortgage Alternative Loan Trust
329,177	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	282,164
	COLT Mortgage Loan Trust
789,447	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	795,548
	Countrywide Alternative Loan Trust
406,976	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	271,932
831,587	6.000%, 11/25/2036, Ser. 2006-33CB, Class 2A1	678,091
579,181	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	552,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Collateralized Mortgage Obligations (7.6%) - continued
$430,073	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	$366,864
311,272	7.000%, 10/25/2037, Ser. 2007-24, Class A10	165,832
	Countrywide Home Loan Mortgage Pass Through Trust
327,861	3.154%, 11/25/2035, Ser. 2005-22, Class 2A1	270,456
	Countrywide Home Loans, Inc.
276,518	3.176%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	235,514
	Credit Suisse First Boston Mortgage Securities Corporation
273,068	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	263,782
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
468,282	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	471,695
328,233	1.366%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	279,374
618,783	0.991%, 8/25/2047, Ser. 2007-OA5, Class A1Bd	511,747
	First Horizon Alternative Mortgage Securities Trust
785,273	3.083%, 7/25/2035, Ser. 2005-AA5, Class 2A1	710,997
	GMAC Mortgage Corporation Loan Trust
456,667	3.384%, 5/25/2035, Ser. 2005-AR2, Class 4A	423,059
	Greenpoint Mortgage Funding Trust
314,332	0.956%, 10/25/2045, Ser. 2005-AR4, Class G41Bd	247,467
	HarborView Mortgage Loan Trust
500,489	3.213%, 7/19/2035, Ser. 2005-4, Class 3A1	439,639
333,017	3.392%, 12/19/2035, Ser. 2005-14, Class 3A1A	290,792
	IndyMac INDA Mortgage Loan Trust
896,605	3.134%, 8/25/2036, Ser. 2006-AR1, Class A1	853,669
	IndyMac INDX Mortgage Loan Trust
513,833	3.033%, 10/25/2035, Ser. 2005-AR19, Class A1	420,681
701,018	0.981%, 4/25/2046, Ser. 2006-AR2, Class 1A1Bd	579,554
	J.P. Morgan Alternative Loan Trust
1,127,937	3.157%, 3/25/2036, Ser. 2006-A1, Class 2A1	998,575
567,137	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	493,551
	J.P. Morgan Mortgage Trust
548,243	3.198%, 7/25/2035, Ser. 2007-A1, Class 2A1	539,862
395,329	3.237%, 8/25/2035, Ser. 2005-A5, Class 1A2	393,000
346,799	3.712%, 10/25/2036, Ser. 2006-A6, Class 1A2	315,799
408,455	3.184%, 1/25/2037, Ser. 2006-A7, Class 2A2	374,211
	Lehman Mortgage Trust
177,766	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	161,413

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Collateralized Mortgage Obligations (7.6%) - continued
	Master Asset Securitization Trust
$359,585	1.271%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	$185,034
	Merrill Lynch Mortgage Investors Trust
601,818	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	477,875
	Morgan Stanley Mortgage Loan Trust
444,203	3.311%, 11/25/2035, Ser. 2005-6AR, Class 5A1	321,786
	MortgageIT Trust
678,569	1.031%, 12/25/2035, Ser. 2005-5, Class A1[d]	629,248
653,455	0.971%, 4/25/2036, Ser. 2006-1, Class 1A2[d]	487,840
	Pretium Mortgage Credit Partners, LLC
683,602	4.375%, 11/27/2030, Ser. 2015-NPL4, Class A1*,f	688,736
	Residential Accredit Loans, Inc. Trust
606,902	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	593,694
281,679	4.032%, 9/25/2035, Ser. 2005-QA10, Class A31	238,205
620,182	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	552,372
373,447	0.991%, 7/25/2036, Ser. 2006-QA5, Class 1A3[d]	246,529
710,258	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	590,118
531,088	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	454,765
	Residential Asset Securitization Trust
507,524	6.239%, 8/25/2022, Ser. 2007-A8, Class 3A1	433,517
	Residential Funding Mortgage Security I Trust
524,974	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	484,015
	Sequoia Mortgage Trust
799,339	4.089%, 9/20/2046, Ser. 2007-1, Class 4A1	652,267
	Structured Adjustable Rate Mortgage Loan Trust
291,529	2.949%, 1/25/2035, Ser. 2004-19, Class 2A2	238,767
408,913	3.139%, 7/25/2035, Ser. 2005-15, Class 4A1	350,364
	Structured Asset Mortgage Investments, Inc.
998,410	1.081%, 12/25/2035, Ser. 2005-AR4, Class A1[d]	737,479
841,840	0.981%, 5/25/2046, Ser. 2006-AR5, Class 2A1[d]	635,778
	Vericrest Opportunity Loan Transferee
936,750	3.500%, 7/25/2046, Ser. 2016-NPL8, Class A1[e,f]	934,409
	WaMu Mortgage Pass Through Certificates
596,995	2.814%, 8/25/2036, Ser. 2006-AR8, Class 3A2	546,559
550,148	2.468%, 1/25/2037, Ser. 2006-AR18, Class 1A1	470,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Collateralized Mortgage Obligations (7.6%) - continued
$180,608	2.816%, 8/25/2046, Ser. 2006-AR8, Class 1A1	$157,927
702,181	1.556%, 9/25/2046, Ser. 2006-AR11, Class 1Ad	580,954
928,149	1.326%, 1/25/2047, Ser. 2006-AR19, Class 1A1Ad	838,547
619,160	1.336%, 1/25/2047, Ser. 2006-AR19, Class 1Ad	486,389
	Washington Mutual Mortgage Pass Through Certificates Trust
592,161	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	444,808
	Wells Fargo Mortgage Backed Securities Trust
617,291	3.055%, 3/25/2036, Ser. 2006-AR2, Class 2A1	617,424
321,266	3.156%, 3/25/2036, Ser. 2006-AR6, Class 3A1	305,432
388,997	3.060%, 7/25/2036, Ser. 2006-AR10, Class 2A1	381,729
511,316	3.073%, 10/25/2036, Ser. 2006-AR14, Class 2A3	477,833
135,046	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	133,067
160,994	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	159,068

	Total	34,292,198

Communications Services (3.0%)
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[e]	589,375
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	872,100
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	142,849
	American Tower Corporation
170,000	2.800%, 6/1/2020	170,292
	AT&T, Inc.
171,000	5.875%, 10/1/2019	186,881
165,000	1.928%, 6/30/2020[d]	167,033
250,000	2.800%, 2/17/2021	248,940
234,000	3.800%, 3/1/2024[c]	233,850
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[e]	241,128
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[e]	911,332
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	531,250
	Charter Communications Operating, LLC
190,000	3.579%, 7/23/2020	194,622
80,000	4.464%, 7/23/2022	83,630
	Clear Channel Worldwide Holdings, Inc.
835,000	6.500%, 11/15/2022	871,740
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[e]	849,000
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	81,125
553,000	5.250%, 1/15/2023	600,724
	CSC Holdings, LLC
60,000	5.500%, 4/15/2027[e]	60,825

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Communications Services (3.0%) - continued
	Digicel, Ltd.
$779,079	6.000%, 4/15/2021*	$726,335
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[e]	656,775
	Frontier Communications Corporation
780,000	8.875%, 9/15/2020	830,700
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	363,350
	Neptune Finco Corporation
365,000	10.875%, 10/15/2025[e]	434,350
	SFR Group SA
800,000	6.000%, 5/15/2022[e]	823,000
	Sprint Corporation
825,000	7.625%, 2/15/2025[i]	885,844
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	221,122
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	547,313
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	566,114
238,000	4.500%, 9/15/2020	253,811

	Total	13,345,410

Consumer Cyclical (2.6%)
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[e]	876,525
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[e]	198,456
	Brookfield Residential Properties, Inc.
570,000	6.125%, 7/1/2022[e]	578,550
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	396,916
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[e]	135,347
	eBay, Inc.
125,000	2.500%, 3/9/2018	126,113
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	210,570
250,000	2.597%, 11/4/2019	250,100
	General Motors Financial Company, Inc.
110,000	3.150%, 1/15/2020	111,006
364,000	4.375%, 9/25/2021	379,380
	Home Depot, Inc.
160,000	1.333%, 9/15/2017[d]	160,368
160,000	2.625%, 6/1/2022	161,073
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[e]	434,562
376,000	5.625%, 2/1/2023[e]	393,860
	KB Home
412,000	4.750%, 5/15/2019	420,755
	L Brands, Inc.
376,000	6.625%, 4/1/2021	412,660
	Lennar Corporation
740,000	4.750%, 11/15/2022	758,966
	Live Nation Entertainment, Inc.
175,000	5.375%, 6/15/2022[e]	182,656
355,000	4.875%, 11/1/2024[e]	355,000
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	256,718
	MGM Resorts International
825,000	6.000%, 3/15/2023	888,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Consumer Cyclical (2.6%) - continued
	Newell Rubbermaid, Inc.
$125,000	3.150%, 4/1/2021	$126,881
	Prime Security Services Borrower, LLC
725,000	9.250%, 5/15/2023[e]	785,719
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	161,341
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	863,005
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	276,040
	Visa, Inc.
160,000	2.200%, 12/14/2020	160,481
	Walgreens Boots Alliance, Inc.
125,000	1.750%, 5/30/2018	125,258
125,000	2.600%, 6/1/2021	124,766
	West Corporation
800,000	5.375%, 7/15/2022[e]	770,000
	Yum! Brands, Inc.
870,000	5.000%, 6/1/2024[e]	883,407

	Total	11,965,161

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
230,000	2.350%, 11/22/2019	230,585
	Actavis Funding SCS
100,000	2.208%, 3/12/2020[d]	101,967
	Anheuser-Busch InBev Finance, Inc.
225,000	2.146%, 2/1/2021[d]	228,877
165,000	2.650%, 2/1/2021	165,969
	Anheuser-Busch InBev Worldwide, Inc.
182,000	6.500%, 7/15/2018	194,659
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	347,650
	BAT International Finance plc
160,000	1.473%, 6/15/2018[d,e]	160,162
	Baxter International, Inc.
110,000	1.700%, 8/15/2021	105,919
	Bayer U.S. Finance, LLC
170,000	2.375%, 10/8/2019[e]	170,537
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	120,942
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	162,770
	Celgene Corporation
160,000	3.550%, 8/15/2022	164,320
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	834,560
	CVS Health Corporation
136,000	2.250%, 12/5/2018	137,081
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[e]	814,000
	Express Scripts Holding Company
140,000	3.000%, 7/15/2023	135,120
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[e]	245,058
	Gilead Sciences, Inc.
155,000	3.250%, 9/1/2022	158,560
	Grifols Worldwide Operations, Ltd.
750,000	5.250%, 4/1/2022	778,305
	HCA, Inc.
469,079	4.750%, 5/1/2023	486,083
285,000	5.250%, 6/15/2026	297,112

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Consumer Non-Cyclical (2.6%) - continued
	JBS USA, LLC
$855,000	5.750%, 6/15/2025[e]	$874,237
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,366
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	162,162
	Merck & Company, Inc.
95,000	1.257%, 2/10/2020[d]	95,765
	Mylan NV
160,000	3.150%, 6/15/2021[e]	157,861
	PepsiCo, Inc.
175,000	1.535%, 10/6/2021[d]	175,672
	Perrigo Finance plc
110,000	3.500%, 12/15/2021	110,593
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	528,655
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	470,838
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	89,218
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	182,786
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[c,e]	175,642
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	681,750
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	157,473
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	566,500
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[e]	394,083
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[e]	434,375
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[e]	138,627

	Total	11,526,839

Energy (2.1%)
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	170,553
	BP Capital Markets plc
155,000	1.676%, 5/3/2019	154,200
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	269,910
	Chevron Corporation
160,000	1.421%, 11/16/2018[d]	160,614
	Concho Resources, Inc.
230,000	4.375%, 1/15/2025	234,600
	Contura Energy, Inc.
426,000	10.000%, 8/1/2021*	457,439
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	567,875
	Ecopetrol SA
225,000	5.875%, 9/18/2023	240,966
	Enbridge, Inc.
118,000	1.384%, 6/2/2017[d]	118,033
	Encana Corporation
56,000	3.900%, 11/15/2021	57,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Energy (2.1%) - continued
	EOG Resources, Inc.
$160,000	2.625%, 3/15/2023	$155,840
	EQT Corporation
52,000	5.150%, 3/1/2018	53,594
134,000	8.125%, 6/1/2019	150,741
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	200,431
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	163,628
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[e]	349,680
	MPLX, LP
845,000	4.875%, 12/1/2024	886,428
	Northern Tier Energy, LLC
560,000	7.125%, 11/15/2020	581,700
	Petrobras Global Finance BV
434,000	8.375%, 5/23/2021	482,738
	Petroleos Mexicanos
120,000	4.607%, 3/11/2022[d,e]	124,650
516,000	6.500%, 3/13/2027[e]	531,145
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	726,170
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025	874,431
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[e]	163,458
	Shell International Finance BV
170,000	1.352%, 5/11/2020[d]	170,204
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	169,448
	Tesoro Corporation
650,000	4.750%, 12/15/2023[e]	667,875
	Transcontinental Gas Pipe Line Company, LLC
150,000	7.850%, 2/1/2026	192,224
	Weatherford International, Ltd.
590,000	8.250%, 6/15/2023[i]	601,800

	Total	9,677,432

Financials (6.2%)
	Abbey National Treasury Services plc
240,000	1.407%, 9/29/2017[d]	239,918
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	161,255
	Aetna, Inc.
160,000	1.900%, 6/7/2019	160,126
	Air Lease Corporation
244,000	2.125%, 1/15/2018	244,759
80,000	2.625%, 9/4/2018	80,728
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	548,775
	American Express Credit Corporation
160,000	2.009%, 9/14/2020[d]	162,633
	BAC Capital Trust XIV
760,000	4.000%, 2/17/2017[d,j]	609,900
	Bank of America Corporation
268,000	5.700%, 5/2/2017	270,837
240,000	1.700%, 8/25/2017	240,332
177,000	8.000%, 1/30/2018[j]	182,752
484,000	2.066%, 3/22/2018[d]	487,901
420,000	5.650%, 5/1/2018	439,057
	Bank of Montreal
130,000	1.500%, 7/18/2019	128,490

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Financials (6.2%) - continued
	Bank of New York Mellon Corporation
$234,000	2.600%, 2/7/2022[c,h]	$233,499
	BB&T Corporation
202,000	2.050%, 6/19/2018	203,138
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	304,585
	BNP Paribas SA
208,000	2.375%, 9/14/2017	209,098
730,000	7.625%, 3/30/2021[e,j]	766,500
	Caisse Centrale Desjardins du Quebec
115,000	1.704%, 1/29/2018[d,e]	115,091
	Centene Escrow Corporation
500,000	5.625%, 2/15/2021	524,900
	Central Fidelity Capital Trust I
710,000	2.022%, 4/15/2027[d]	637,225
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	459,563
	Citigroup, Inc.
363,000	2.350%, 8/2/2021	355,447
190,000	2.361%, 9/1/2023[d]	193,201
	CNA Financial Corporation
185,000	5.750%, 8/15/2021	206,681
	Credit Agricole SA
250,000	1.923%, 6/10/2020[d,e]	251,089
	Credit Suisse Group AG
588,000	7.500%, 12/11/2023[e,j]	622,022
	Discover Bank
70,000	8.700%, 11/18/2019	79,319
	Discover Financial Services
138,000	6.450%, 6/12/2017	140,348
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	139,377
228,000	7.500%, 2/15/2019	252,271
115,000	2.201%, 4/23/2020[d]	116,317
175,000	2.241%, 11/15/2021[d]	176,019
234,000	3.000%, 4/26/2022	232,381
170,000	2.537%, 11/29/2023[d]	174,894
300,000	5.300%, 11/10/2026[j]	293,400
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	283,608
	HCP, Inc.
139,000	3.750%, 2/1/2019	143,127
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	136,507
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	155,343
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	202,620
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[e]	233,415
	Icahn Enterprises, LP
315,000	6.000%, 8/1/2020	322,717
235,000	6.750%, 2/1/2024[e]	234,413
	ILFC E-Capital Trust II
865,000	4.920%, 12/21/2065[d,e]	784,988
	ING Capital Funding Trust III
144,000	4.598%, 3/31/2017[d,j]	142,920
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	245,185
234,000	5.875%, 8/15/2022	258,523
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	69,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Financials (6.2%) - continued
$201,000	3.875%, 1/15/2019	$205,428
	J.P. Morgan Chase & Company
136,000	7.900%, 4/30/2018[j]	140,250
138,000	6.300%, 4/23/2019	150,600
75,000	2.250%, 1/23/2020	75,110
220,000	2.700%, 5/18/2023	214,569
231,000	2.273%, 10/24/2023[d]	234,957
	KeyCorp
223,000	2.300%, 12/13/2018	224,190
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[e]	58,615
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	143,716
	Lloyds Bank plc
105,000	1.490%, 3/16/2018[d]	105,130
	Macquarie Bank, Ltd.
150,000	2.203%, 1/15/2019[d,e]	151,137
	MetLife, Inc.
244,000	1.903%, 12/15/2017	244,941
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[e]	190,951
	Morgan Stanley
238,000	6.625%, 4/1/2018	251,050
115,000	2.177%, 1/27/2020[d]	116,557
231,000	2.210%, 1/20/2022[d]	232,063
150,000	4.875%, 11/1/2022	160,823
180,000	2.443%, 10/24/2023[d]	182,235
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	558,250
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	386,953
	National City Corporation
140,000	6.875%, 5/15/2019	154,639
	New York Life Global Funding
160,000	1.550%, 11/2/2018[e]	159,647
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	136,394
	Park Aerospace Holdings, Ltd.
680,000	5.500%, 2/15/2024[c,e]	698,700
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[e]	798,875
	Realty Income Corporation
191,000	2.000%, 1/31/2018	191,668
	Regions Bank
250,000	7.500%, 5/15/2018	267,229
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	137,342
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	306,539
	Royal Bank of Scotland Group plc
848,000	7.640%, 9/30/2017[i,j]	788,640
638,000	7.648%, 9/30/2031[j]	737,368
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	161,167
225,000	2.500%, 7/15/2021	225,504
	Societe Generale SA
345,000	8.250%, 11/29/2018[j]	358,369
	Standard Chartered plc
960,000	2.549%, 1/30/2027[d,e,j]	766,800
	State Street Capital Trust IV
1,000,000	1.963%, 6/15/2037[d]	881,000
	State Street Corporation
160,000	1.809%, 8/18/2020[d]	162,649

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Financials (6.2%) - continued
	Sumitomo Mitsui Banking Corporation
$135,000	1.603%, 1/16/2018[d]	$135,168
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	126,409
	Synchrony Financial
363,000	1.875%, 8/15/2017	363,258
75,000	2.111%, 2/3/2020[d]	74,173
	Toronto-Dominion Bank
150,000	1.881%, 1/22/2019[d]	151,225
160,000	1.889%, 12/14/2020[d]	162,156
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	165,014
	USB Realty Corporation
785,000	2.169%, 1/15/2022[d,e,j]	661,362
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	212,242
	Wells Fargo & Company
115,000	1.719%, 1/30/2020[d]	115,056
120,000	2.100%, 7/26/2021	116,760
231,000	2.153%, 1/24/2023[d]	232,030
200,000	2.269%, 10/31/2023[d]	202,153
	Westpac Banking Corporation
195,000	1.761%, 8/19/2021[d]	195,677

	Total	27,729,012

Foreign Government (13.7%)
	Argentina Government International Bond
682,000	6.875%, 1/26/2027[e]	674,498
	Brazil Government International Bond
1,303,000	4.875%, 1/22/2021	1,355,120
1,800,000	2.625%, 1/5/2023[i]	1,635,750
699,000	6.000%, 4/7/2026[i]	748,804
860,000	7.125%, 1/20/2037	943,850
1,032,000	5.000%, 1/27/2045	882,360
700,000	5.625%, 2/21/2047[i]	651,000
	Colombia Government International Bond
860,000	4.375%, 7/12/2021	906,440
1,010,000	2.625%, 3/15/2023	961,520
910,000	4.000%, 2/26/2024[i]	926,835
320,000	7.375%, 9/18/2037	398,400
540,000	5.625%, 2/26/2044	572,940
1,032,000	5.000%, 6/15/2045	1,008,780
	Croatia Government International Bond
172,000	6.750%, 11/5/2019[e]	187,222
1,075,000	6.625%, 7/14/2020[e]	1,175,695
521,000	6.000%, 1/26/2024[e,i]	570,193
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	110,386
	Hungary Government International Bond
344,000	6.375%, 3/29/2021	385,163
1,450,000	5.750%, 11/22/2023	1,618,896
1,452,000	5.375%, 3/25/2024	1,593,570
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[e]	1,213,317
860,000	3.375%, 4/15/2023[e]	845,676
1,116,000	5.875%, 1/15/2024[e]	1,245,257
675,000	4.125%, 1/15/2025[e]	678,902
744,000	4.750%, 1/8/2026[e]	778,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Foreign Government (13.7%) - continued
$875,000	8.500%, 10/12/2035[e]	$1,214,616
1,720,000	5.125%, 1/15/2045[e]	1,726,971
	Mexico Government International Bond
170,000	5.750%, 10/12/2110	157,952
516,000	3.625%, 3/15/2022	521,160
1,124,000	4.000%, 10/2/2023	1,132,430
1,290,000	3.600%, 1/30/2025	1,253,235
1,200,000	4.125%, 1/21/2026[i]	1,202,400
344,000	6.750%, 9/27/2034	412,514
460,000	6.050%, 1/11/2040	503,700
910,000	4.750%, 3/8/2044	834,015
744,000	5.550%, 1/21/2045	762,972
602,000	4.600%, 1/23/2046	546,315
500,000	4.350%, 1/15/2047	432,525
	Panama Government International Bond
514,000	4.000%, 9/22/2024	530,705
750,000	3.750%, 3/16/2025	757,500
716,000	6.700%, 1/26/2036	886,050
	Peru Government International Bond
350,000	5.625%, 11/18/2050	404,250
774,000	4.125%, 8/25/2027[i]	819,473
855,000	8.750%, 11/21/2033	1,269,675
	Philippines Government International Bond
1,400,000	4.000%, 1/15/2021	1,485,687
675,000	7.750%, 1/14/2031	955,759
450,000	6.375%, 10/23/2034[i]	593,109
360,000	5.000%, 1/13/2037	413,981
720,000	3.950%, 1/20/2040	722,868
	Romania Government International Bond
730,000	4.375%, 8/22/2023[e]	754,455
380,000	4.875%, 1/22/2024[e]	404,059
174,000	6.125%, 1/22/2044[e]	205,315
	Russia Government International Bond
744,000	3.500%, 1/16/2019[e]	759,996
3,000,000	5.000%, 4/29/2020[e,i]	3,202,500
1,032,000	4.875%, 9/16/2023[e]	1,092,991
995,100	7.500%, 3/31/2030[e]	1,193,622
1,116,000	5.625%, 4/4/2042[e]	1,209,275
	South Africa Government International Bond
175,000	5.500%, 3/9/2020	186,493
735,000	5.875%, 5/30/2022[i]	806,438
957,000	4.300%, 10/12/2028	898,881
	Turkey Government International Bond
340,000	7.500%, 11/7/2019	368,900
1,204,000	7.000%, 6/5/2020	1,297,912
1,450,000	5.125%, 3/25/2022	1,444,852
744,000	6.250%, 9/26/2022	778,083
1,052,000	5.750%, 3/22/2024	1,059,890
1,450,000	4.250%, 4/14/2026	1,297,460
745,000	4.875%, 10/9/2026	694,251
1,024,000	6.875%, 3/17/2036	1,059,840
700,000	4.875%, 4/16/2043	570,773
919,000	6.625%, 2/17/2045[i]	926,389

	Total	61,821,743

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$3,750,000	3.000%, 2/1/2032[c]	$3,847,852
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 2/1/2047[c]	3,199,164
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,050,000	2.500%, 2/1/2032[c]	6,050,237
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,600,000	3.000%, 2/1/2047[c]	10,486,827
11,300,000	3.500%, 2/1/2047[c]	11,545,422
9,812,500	4.000%, 2/1/2047[c]	10,293,861
2,900,000	4.500%, 2/1/2047[c]	3,117,613

	Total	48,540,976

Technology (1.4%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[e]	430,100
	Apple, Inc.
170,000	1.202%, 5/6/2020[d]	170,008
	Automatic Data Processing, Inc.
160,000	2.250%, 9/15/2020	161,541
	Broadcom Corporation
231,000	2.375%, 1/15/2020[e]	230,524
	Cisco Systems, Inc.
140,000	1.511%, 2/21/2018[d]	140,871
160,000	1.431%, 3/1/2019[d]	161,083
	Diamond 1 Finance Corporation
125,000	3.480%, 6/1/2019[e]	127,523
	Equinix, Inc.
540,000	5.750%, 1/1/2025	569,700
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	236,163
160,000	3.625%, 10/15/2020	165,496
195,000	2.250%, 8/15/2021	190,760
	First Data Corporation
550,000	5.375%, 8/15/2023[e]	566,500
	Hewlett Packard Enterprise Company
165,000	3.600%, 10/15/2020	169,357
	Intel Corporation
220,000	1.700%, 5/19/2021	215,338
160,000	3.100%, 7/29/2022	164,141
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	381,684
	Microsoft Corporation
234,000	2.400%, 2/6/2022[c]	233,900
234,000	2.875%, 2/6/2024[c]	233,425
	NXP BV
415,000	3.875%, 9/1/2022[e]	421,744
	Oracle Corporation
170,000	2.500%, 5/15/2022	168,794
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[e]	781,256
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	168,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Technology (1.4%) - continued
	Tyco Electronics Group SA
$202,000	6.550%, 10/1/2017	$209,048

	Total	6,297,622

Transportation (0.5%)
	Air Canada Pass Through Trust
60,556	3.875%, 3/15/2023[e]	58,436
	American Airlines Pass Through Trust
106,565	4.950%, 1/15/2023	113,558
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[e,i]	778,000
	Delta Air Lines, Inc.
90,694	4.950%, 5/23/2019	94,776
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	160,896
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[e]	200,071
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	160,800
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[e]	521,875

	Total	2,088,412

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
115,000	2.125%, 6/30/2022	115,611
3,450,000	1.625%, 2/15/2026	3,221,976

	Total	3,337,587

Utilities (1.4%)
	Ameren Corporation
160,000	2.700%, 11/15/2020	160,928
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	95,341
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	241,156
	Calpine Corporation
675,000	5.375%, 1/15/2023	664,875
	DTE Energy Company
242,000	2.400%, 12/1/2019	243,566
	Dynegy, Inc.
775,000	7.375%, 11/1/2022	765,313
	El Paso Corporation
122,000	7.000%, 6/15/2017	124,387
	Emera U.S. Finance, LP
135,000	2.150%, 6/15/2019	134,881
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	884,925
	Energy Transfer Partners, LP
170,000	4.150%, 10/1/2020	177,681
	Eversource Energy
80,000	1.600%, 1/15/2018	79,911
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	148,022
70,000	2.950%, 1/15/2020	70,890
	Fortis, Inc.
160,000	2.100%, 10/4/2021[e]	154,835
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	126,184
	NiSource Finance Corporation
97,000	6.400%, 3/15/2018	101,770
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	483,151
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	138,508

Principal Amount	Long-Term Fixed Income (59.3%)	Value

Utilities (1.4%) - continued
	PG&E Corporation
$136,000	2.400%, 3/1/2019	$136,920
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	178,770
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	143,850
	Sempra Energy
244,000	6.150%, 6/15/2018	258,602
75,000	2.400%, 3/15/2020	74,972
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,854
	Southern Company
100,000	1.850%, 7/1/2019	99,629
	TransCanada Trust
600,000	5.875%, 8/15/2076	634,500
	Xcel Energy, Inc.
170,000	1.200%, 6/1/2017	169,843

	Total	6,548,264

	Total Long-Term Fixed Income (cost $268,129,383)	267,318,178

Shares	Registered Investment Companies (4.5%)	Value

Equity Funds/ETFs (0.3%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[i]	449,535
38,500	BlackRock Resources & Commodities Strategy Trust	337,260
17,000	Guggenheim Multi-Asset Income ETF	346,460

	Total	1,133,255

Fixed Income Funds/ETFs (4.2%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	883,531
57,050	Doubleline Income Solutions Fund	1,134,154
29,204	First Trust High Income Long/Short Fund	486,831
8,070	iShares J.P. Morgan USD Emerging Markets Bond ETF[i]	904,889
43,000	iShares S&P U.S. Preferred Stock Index Fund	1,638,300
171,926	MFS Intermediate Income Trust	757,334
61,304	Pimco Dynamic Credit And Mortgage Income Fund	1,269,606
136,670	PowerShares Senior Loan Portfolio	3,184,411
141,898	Templeton Global Income Fund	947,878
76,445	Vanguard Short-Term Corporate Bond ETF	6,086,551
64,671	Western Asset Emerging Markets Debt Fund, Inc.	982,999
100,767	Western Asset High Income Opportunity Fund, Inc.	516,935

	Total	18,793,419

	Total Registered Investment Companies (cost $21,035,001)	19,926,674

Shares	Preferred Stock (1.5%)	Value

Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[j]	393,657

	Total	393,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Preferred Stock (1.5%)	Value

Energy (0.1%)
9,229	Alpha Natural Resources, Inc., 0.000%[k]	$209,960
9,229	ANR Holdings, Inc., 0.000%[k]	57,681

	Total	267,641

Financials (1.3%)
7,320	Agribank FCB, 6.875%[j]	779,580
28,995	Citigroup, Inc., 6.875%[j]	806,351
5,700	Cobank ACB, 6.250%[j]	579,975
19,000	Countrywide Capital V, 7.000%	483,550
23,000	GMAC Capital Trust I, 6.690%[d]	591,100
24,100	Goldman Sachs Group, Inc., 5.500%[j]	617,201
28,300	Morgan Stanley, 7.125%[j]	813,908
19,266	U.S. Bancorp, 6.500%[j]	563,530
679	Wells Fargo & Company, Convertible, 7.500%[j]	815,513

	Total	6,050,708

	Total Preferred Stock (cost $6,241,408)	6,712,006

Shares	Common Stock (0.9%)	Value

Energy (0.4%)
6,832	Arch Coal, Inc.[k]	491,835
12,424	Contura Energy, Inc.[k]	835,514
3,297	Vantage Drilling International[k]	398,937

	Total	1,726,286

Financials (0.4%)
130,900	Apollo Investment Corporation	767,074
60,250	Ares Capital Corporation	1,018,225

	Total	1,785,299

Materials (0.1%)
48,119	Verso Corporation[k]	389,283

	Total	389,283

	Total Common Stock (cost $3,820,024)	3,900,868

Shares	Collateral Held for Securities Loaned (3.1%)	Value

14,106,158	Thrivent Cash Management Trust	14,106,158

	Total Collateral Held for Securities Loaned (cost $14,106,158)	14,106,158

Shares or Principal Amount	Short-Term Investments (15.8%)[l]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.470%, 2/1/2017	100,000
100,000	0.490%, 2/10/2017[m]	99,990
200,000	0.520%, 3/10/2017[m]	199,895
400,000	0.520%, 3/14/2017[m]	399,768
200,000	0.530%, 4/4/2017[m]	199,817
	Thrivent Core Short-Term Reserve Fund
6,986,375	0.950%	69,863,754

Shares or Principal Amount	Short-Term Investments (15.8%)[l]	Value

	U.S. Treasury Bills
400,000	0.495%, 2/9/2017[n]	$399,958

	Total Short-Term Investments (cost $71,263,171)	71,263,182

	Total Investments (cost $530,438,017) 117.4%	$528,750,678

	Other Assets and Liabilities, Net (17.4%)	(78,528,783)

	Total Net Assets 100.0%	$450,221,895

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $57,234,695 or 12.7% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
g	All or a portion of the security is insured or guaranteed.
h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At January 31, 2017, $9,999 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of January 31, 2017 was $11,583,157 or 2.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$451,678
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	229,347
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	519,735
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	793,984
Contura Energy, Inc., 8/1/2021	11/4/2013	635,243
Digicel, Ltd., 4/15/2021	8/19/2013	778,611
Inmet Mining Corporation, 6/1/2020	8/19/2013	82
Marlette Funding Trust, 1/17/2023	7/20/2016	858,840
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	296,341
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	490,836
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	999,998
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	671,618
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	800,000
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	758,862
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	682,954
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	401,071
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	311,189
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	842,006
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	269,078
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,173,812

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of January 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$12,648,631
Common Stock	977,826

Total lending	$13,626,457
Gross amount payable upon return of collateral for securities loaned	$14,106,158

Net amounts due to counterparty	$479,701

Definitions:
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,083,364
Gross unrealized depreciation	(8,770,703)

Net unrealized appreciation (depreciation)	($1,687,339)

Cost for federal income tax purposes	$530,438,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	8,986,753	–	8,986,753	–
Capital Goods	7,654,181	–	4,815,056	2,839,125
Communications Services	45,581,054	–	42,919,081	2,661,973
Consumer Cyclical	18,451,749	–	17,750,874	700,875
Consumer Non-Cyclical	24,341,215	–	24,341,215	–
Energy	6,075,375	–	4,575,197	1,500,178
Financials	7,347,108	–	7,347,108	–
Technology	19,921,438	–	18,329,708	1,591,730
Transportation	3,351,270	–	3,351,270	–
Utilities	3,813,469	–	3,813,469	–
Long-Term Fixed Income
Asset-Backed Securities	20,451,268	–	19,651,268	800,000
Basic Materials	3,062,576	–	3,062,576	–
Capital Goods	6,633,678	–	6,633,678	–
Collateralized Mortgage Obligations	34,292,198	–	34,292,198	–
Communications Services	13,345,410	–	13,345,410	–
Consumer Cyclical	11,965,161	–	11,965,161	–
Consumer Non-Cyclical	11,526,839	–	11,526,839	–
Energy	9,677,432	–	9,677,432	–
Financials	27,729,012	–	27,495,513	233,499
Foreign Government	61,821,743	–	61,821,743	–
Mortgage-Backed Securities	48,540,976	–	48,540,976	–
Technology	6,297,622	–	6,297,622	–
Transportation	2,088,412	–	2,088,412	–
U.S. Government and Agencies	3,337,587	–	3,337,587	–
Utilities	6,548,264	–	6,548,264	–
Registered Investment Companies
Fixed Income Funds/ETFs	18,793,419	18,793,419	–	–
Equity Funds/ETFs	1,133,255	1,133,255	–	–
Preferred Stock
Consumer Staples	393,657	393,657	–	–
Energy	267,641	–	–	267,641
Financials	6,050,708	4,691,153	1,359,555	–
Common Stock
Energy	1,726,286	1,726,286	–	–
Financials	1,785,299	1,785,299	–	–
Materials	389,283	389,283	–	–
Short-Term Investments	1,399,428	–	1,399,428	–

Subtotal Investments in Securities	$444,780,766	$28,912,352	$405,273,393	$10,595,021

Other Investments *	Total
Short-Term Investments	69,863,754
Collateral Held for Securities Loaned	14,106,158

Subtotal Other Investments	$83,969,912

Total Investments at Value	$528,750,678

*    Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	58,750	58,750	–	–

Total Asset Derivatives	$58,750	$58,750	$–	$–

Liability Derivatives
Futures Contracts	187,569	187,569	–	–

Total Liability Derivatives	$187,569	$187,569	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $899,470 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(79)	March 2017	($9,875,982)	($9,833,031)	$42,951
CBOT 2-Yr. U.S. Treasury Note	(167)	March 2017	(36,196,741)	(36,205,079)	(8,338)
CBOT 5-Yr. U.S. Treasury Note	134	March 2017	15,791,478	15,794,203	2,725
CBOT U.S. Long Bond	9	March 2017	1,372,529	1,357,593	(14,936)
CME S&P 500 Index	(24)	March 2017	(13,502,900)	(13,647,000)	(144,100)
CME Ultra Long Term U.S. Treasury Bond	26	March 2017	4,198,070	4,177,875	(20,195)
Ultra 10-Yr. U.S. Treasury Note	(16)	March 2017	(2,159,574)	(2,146,500)	13,074
Total Futures Contracts					($128,819)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust-Collateral Investment	$12,236,852	$23,541,175	$21,671,869	14,106,158	$14,106,158	$21,460
Core Short-Term Reserve	60,152,003	69,394,145	59,682,394	6,986,375	69,863,754	144,491
Total Value and Income Earned	$72,388,855				$83,969,912	$165,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (92.2%)	Value

Brazil (13.0%)
27,100	Ambev SA	$147,957
33,280	Banco Bradesco SA ADR	343,782
11,100	BRF SA	156,662
28,800	Lojas Renner SA	218,272
8,900	Multiplan Empreendimentos Imobiliarios SA	176,399
14,400	Ultrapar Participacoes SA	302,184
24,900	Vale SA ADR	253,482

	Total	1,598,738

Chile (2.0%)
6,800	Banco Santander Chile SA ADR	146,812
12,013	S.A.C.I. Falabella	97,388

	Total	244,200

China (1.3%)
198,000	PetroChina Company, Ltd.	157,297

	Total	157,297

Hong Kong (12.0%)
73,000	AIA Group, Ltd.	451,969
37,500	China Mobile, Ltd.	421,974
70,000	Hang Lung Group, Ltd.	268,458
5,406	Hong Kong Exchanges and Clearing, Ltd.	130,754
15,000	Swire Pacific, Ltd.	152,819
18,600	Swire Properties, Ltd.	52,336

	Total	1,478,310

Hungary (1.1%)
6,500	Richter Gedeon Nyrt	139,993

	Total	139,993

India (13.1%)
40,000	Ambuja Cements, Ltd. GDR	135,044
12,500	Grasim Industries, Ltd. GDR	168,688
5,200	HDFC Bank, Ltd. ADR	358,436
31,445	ICICI Bank, Ltd. ADR	243,699
15,866	Infosys, Ltd. ADR	218,475
75,120	ITC, Ltd. GDR	287,946
3,600	Ultra Tech Cement, Ltd. GDR	196,035

	Total	1,608,323

Indonesia (4.8%)
721,500	Astra International Tbk PT	430,126
138,400	Indocement Tunggal Prakarsa Tbk PT	155,788

	Total	585,914

Luxembourg (1.8%)
6,400	Tenaris SA ADR	224,256

	Total	224,256

Malaysia (0.7%)
20,000	Public Bank Berhad	90,755

	Total	90,755

Mexico (6.7%)
4,200	Fomento Economico Mexicano SAB de CV ADR	315,966
1,200	Grupo Aeroportuario del Sureste SAB de CV ADR	173,844
69,000	Grupo Financiero Banorte SAB de CV ADR	330,714

	Total	820,524

Shares	Common Stock (92.2%)	Value

Philippines (4.1%)
7,300	Ayala Corporation	$117,429
315,000	Ayala Land, Inc.	225,157
90,600	Bank of the Philippine Islands	163,174

	Total	505,760

Poland (1.5%)
5,621	Bank Pekao SA	190,163

	Total	190,163

Portugal (1.4%)
9,900	Jeronimo Martins SGPS SA	167,564

	Total	167,564

Russia (5.0%)
5,800	Lukoil ADR	326,858
1,778	Magnit PJSC	284,965

	Total	611,823

South Africa (3.9%)
14,500	Massmart Holdings, Ltd.	144,527
14,096	MTN Group, Ltd.	131,443
33,696	Truworths International, Ltd.	202,551

	Total	478,521

South Korea (2.7%)
329	Amorepacific Corporation	50,846
533	Amorepacific Group	62,192
327	NAVER Corporation	213,601

	Total	326,639

Taiwan (4.9%)
34,000	Taiwan Mobile Company, Ltd.	113,565
81,000	Taiwan Semiconductor Manufacturing Company, Ltd.	482,668

	Total	596,233

Thailand (4.8%)
20,700	Siam Cement pcl	296,426
68,700	Siam Commercial Bank pcl	294,749

	Total	591,175

Turkey (4.1%)
74,400	Akbank TAS	165,837
12,500	BIM Birlesik Magazalar AS	178,431
70,800	Turkiye Garanti Bankasi AS	156,388

	Total	500,656

United Kingdom (1.8%)
5,100	BHP Billiton plc	93,493
13,546	Standard Chartered plc[a]	132,648

	Total	226,141

United States (1.5%)
6,600	Yum China Holding, Inc.[a]	181,368

	Total	181,368

	Total Common Stock (cost $11,899,366)	11,324,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Preferred Stock (5.1%)	Value

South Korea (5.1%)
460	Samsung Electronics Company, Ltd.	$621,690

	Total	621,690

	Total Preferred Stock (cost $464,378)	621,690

Shares or Principal Amount	Short-Term Investments (3.0%)[b]

	Thrivent Core Short-Term Reserve Fund
37,316	0.950%	373,156

	Total Short-Term Investments (cost $373,156)	373,156

	Total Investments (cost $12,736,900) 100.3%	$12,319,199

	Other Assets and Liabilities, Net (0.3%)	(36,407)

	Total Net Assets 100.0%	$12,282,792

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$873,805
Gross unrealized depreciation	(1,291,506)

Net unrealized appreciation (depreciation)	($417,701)
Cost for federal income tax purposes	$12,736,900

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,129,705	181,368	948,337	–
Consumer Staples	1,797,056	315,966	1,481,090	–
Energy	1,010,595	224,256	786,339	–
Financials	3,546,044	1,092,729	2,453,315	–
Health Care	139,993	–	139,993	–
Industrials	173,844	173,844	–	–
Information Technology	914,744	218,475	696,269	–
Materials	1,298,956	584,561	714,395	–
Real Estate	646,434	–	646,434	–
Telecommunications Services	666,982	–	666,982	–
Preferred Stock
Information Technology	621,690	–	621,690	–

Subtotal Investments in Securities	$11,946,043	$2,791,199	$9,154,844	$–

Other Investments *	Total

Short-Term Investments	373,156

Subtotal Other Investments	$373,156

Total Investments at Value	$12,319,199

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Core Short-Term Reserve	$214,568	$1,183,373	$1,024,785	37,316	$373,156	$678
Total Value and Income Earned	$214,568				$373,156	$678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (95.1%)	Value

Consumer Discretionary (7.4%)
79,234	Aaron’s, Inc.	$2,451,500
56,748	Cedar Fair, LP	3,548,452
117,637	Core-Mark Holding Company, Inc.	4,109,060
56,510	G-III Apparel Group, Ltd.[a]	1,483,953
183,110	Houghton Mifflin Harcourt Company[a]	2,069,143
292,760	Nutrisystem, Inc.	9,675,718
46,970	Oxford Industries, Inc.	2,584,289
38,780	Papa John’s International, Inc.	3,304,832
371,830	Pinnacle Entertainment, Inc.[a]	5,726,182
27,940	Ruth’s Hospitality Group, Inc.	479,171
384,675	Tuesday Morning Corporation[a]	1,654,103
35,110	Zoe’s Kitchen, Inc.[a,b]	766,451

	Total	37,852,854

Consumer Staples (1.0%)
145,130	AdvancePierre Foods Holdings, Inc.	4,021,552
23,260	WhiteWave Foods Company[a]	1,280,696

	Total	5,302,248

Energy (4.1%)
135,170	Helix Energy Solutions Group, Inc.[a]	1,146,242
52,610	Oil States International, Inc.[a]	2,078,095
277,450	Rowan Companies plc[a]	4,971,904
120,490	RPC, Inc.[b]	2,592,945
62,470	U.S. Silica Holdings, Inc.	3,694,476
451,795	WPX Energy, Inc.[a]	6,293,504

	Total	20,777,166

Financials (23.5%)
71,930	Allied World Assurance Company Holdings AG	3,821,641
130,085	Ameris Bancorp	5,866,833
80,037	Argo Group International Holdings, Ltd.	5,118,366
241,349	Assured Guaranty, Ltd.	9,390,890
213,730	BancorpSouth, Inc.	6,347,781
114,992	Chemical Financial Corporation	5,684,055
256,426	CoBiz Financial, Inc.	4,492,583
283,671	Hanmi Financial Corporation	9,403,694
63,378	Hanover Insurance Group, Inc.	5,319,949
25,340	Heritage Commerce Corporation	355,774
214,609	Hope Bancorp, Inc.	4,487,474
126,399	Horace Mann Educators Corporation	5,226,599
156,830	Houlihan Lokey, Inc.	4,877,413
53,677	Infinity Property & Casualty Corporation	4,661,847
431,517	Janus Capital Group, Inc.	5,393,962
27,000	Meta Financial Group, Inc.	2,371,950
155,100	National Bank Holdings Corporation	5,040,750
71,980	Primerica, Inc.	5,430,891
113,682	Renasant Corporation	4,524,544
79,267	State Auto Financial Corporation	2,002,284
146,075	Stifel Financial Corporation[a]	7,351,955
218,320	Synovus Financial Corporation	9,099,578
134,270	United Community Banks, Inc.	3,777,015

	Total	120,047,828

Health Care (11.2%)
101,690	Akorn, Inc.[a]	1,942,279
27,820	Align Technology, Inc.[a]	2,550,816
47,730	Analogic Corporation	3,706,234
247,320	Catalent, Inc.[a]	6,618,283
47,630	Chemed Corporation	7,910,867
44,910	Heska Corporation[a]	3,575,734
50,850	Neurocrine Biosciences, Inc.[a]	2,181,974
105,398	NuVasive, Inc.[a]	7,459,016

Shares	Common Stock (95.1%)	Value

Health Care (11.2%) - continued
174,350	Omnicell, Inc.[a]	$6,259,165
99,460	PerkinElmer, Inc.	5,290,277
38,150	Teleflex, Inc.	6,398,900
35,814	West Pharmaceutical Services, Inc.	3,030,939

	Total	56,924,484

Industrials (20.2%)
57,570	AGCO Corporation	3,615,396
203,480	AZZ, Inc.	12,117,234
157,740	BWX Technologies, Inc.	6,544,633
10,735	CLARCOR, Inc.	888,965
59,240	Curtiss-Wright Corporation	5,809,074
68,380	Encore Wire Corporation	2,889,055
77,017	Granite Construction, Inc.	4,322,964
50,080	ICF International, Inc.[a]	2,604,160
121,580	Kirby Corporation[a]	7,835,831
48,420	Lindsay Corporation[b]	3,647,963
153,450	MRC Global, Inc.[a]	3,153,398
63,638	MSA Safety, Inc.	4,540,571
86,660	Orbital ATK, Inc.	7,535,087
86,140	Oshkosh Corporation	5,997,928
28,400	Proto Labs, Inc.[a]	1,491,000
248,220	Raven Industries, Inc.	6,217,911
109,510	Saia, Inc.[a]	5,261,955
81,356	Team, Inc.[a]	2,733,562
60,671	Tennant Company	4,201,467
213,770	TransUnion[a]	6,740,168
60,813	Waste Connections, Inc.	4,883,284

	Total	103,031,606

Information Technology (17.2%)
104,202	Arista Networks, Inc.[a]	9,794,988
91,750	Belden, Inc.	7,016,122
147,270	Booz Allen Hamilton Holding Corporation	4,980,671
168,450	Ciena Corporation[a]	4,100,073
57,200	Criteo SA ADR[a,b]	2,578,004
176,190	Dolby Laboratories, Inc.	8,441,263
90,257	DST Systems, Inc.	10,393,094
52,310	Envestnet, Inc.[a]	1,977,318
24,190	Finisar Corporation[a]	715,298
77,490	Guidewire Software, Inc.[a]	4,055,052
205,120	Integrated Device Technology, Inc.[a]	5,166,973
47,130	M/A-COM Technology Solutions Holdings, Inc.[a]	2,241,032
91,600	Microsemi Corporation[a]	4,868,540
237,800	National Instruments Corporation	7,471,676
188,004	Pegasystems, Inc.	7,294,555
23,895	Q2 Holdings, Inc.[a]	758,666
223,032	Virtusa Corporation[a]	5,682,855

	Total	87,536,180

Materials (4.9%)
63,974	Balchem Corporation	5,453,144
79,915	Chemtura Corporation[a]	2,645,186
60,580	Materion Corporation	2,380,794
52,660	Methanex Corporation	2,635,633
31,260	Neenah Paper, Inc.	2,568,009
42,681	Scotts Miracle-Gro Company	3,925,372
73,720	Sensient Technologies Corporation	5,658,010

	Total	25,266,148

Real Estate (3.3%)
87,200	American Assets Trust, Inc.	3,743,496
221,777	Cousins Properties, Inc.	1,885,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (95.1%)	Value

Real Estate (3.3%) - continued
23,120	Mid-America Apartment Communities, Inc.	$2,195,244
43,717	Pebblebrook Hotel Trust	1,307,575
120,500	Physicians Realty Trust	2,235,275
198,030	Terreno Realty Corporation	5,384,436

	Total	16,751,131

Utilities (2.3%)
91,660	MDU Resources Group, Inc.	2,690,221
14,187	New Jersey Resources Corporation	534,850
117,060	PNM Resources, Inc.	4,026,864
55,280	Southwest Gas Holdings, Inc.	4,453,909

	Total	11,705,844

	Total Common Stock (cost $387,031,489)	485,195,489

Shares	Registered Investment Companies (3.8%)	Value

Equity Funds/ETFs (3.8%)
15,780	iShares Russell 2000 Growth Index Fund[b]	2,465,467
37,859	iShares Russell 2000 Index Fund	5,119,673
42,670	iShares Russell 2000 Value Index Fund	5,032,073
74,730	Materials Select Sector SPDR Fund[b]	3,882,971
47,780	SPDR S&P Biotech ETF[b]	3,100,922

	Total	19,601,106

	Total Registered Investment Companies (cost $16,635,913)	19,601,106

Shares	Collateral Held for Securities Loaned (3.1%)	Value

15,788,638	Thrivent Cash Management Trust	15,788,638

	Total Collateral Held for Securities Loaned (cost $15,788,638)	15,788,638

Shares or Principal Amount	Short-Term Investments (1.0%)[c]	Value

	Thrivent Core Short-Term Reserve Fund
488,472	0.950%	4,884,720

	Total Short-Term Investments (cost $4,884,720)	4,884,720

	Total Investments (cost $424,340,760) 103.0%	$525,469,953

	Other Assets and Liabilities, Net (3.0%)	(15,142,306)

	Total Net Assets 100.0%	$510,327,647

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2017:

Securities Lending Transactions

Common Stock	$15,499,766

Total lending	$15,499,766
Gross amount payable upon return of collateral for securities loaned	$15,788,638

Net amounts due to counterparty	$288,872

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$112,357,202
Gross unrealized depreciation	(11,228,009)
Net unrealized appreciation (depreciation)	$101,129,193

Cost for federal income tax purposes	$424,340,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	37,852,854	37,852,854	–	–
Consumer Staples	5,302,248	5,302,248	–	–
Energy	20,777,166	20,777,166	–	–
Financials	120,047,828	120,047,828	–	–
Health Care	56,924,484	56,924,484	–	–
Industrials	103,031,606	103,031,606	–	–
Information Technology	87,536,180	87,536,180	–	–
Materials	25,266,148	25,266,148	–	–
Real Estate	16,751,131	16,751,131	–	–
Utilities	11,705,844	11,705,844	–	–
Registered Investment Companies
Equity Funds/ETFs	19,601,106	19,601,106	–	–

Subtotal Investments in Securities	$504,796,595	$504,796,595	$–	$–

Other Investments *	Total
Short-Term Investments	4,884,720
Collateral Held for Securities Loaned	15,788,638

Subtotal Other Investments	$20,673,358

Total Investments at Value	$525,469,953

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust-Collateral Investment	$30,024,962	$83,627,891	$97,864,215	15,788,638	$15,788,638	$33,667
Core Short-Term Reserve	6,538,025	38,585,513	40,238,818	488,472	4,884,720	22,231
Total Value and Income Earned	$36,562,987				$20,673,358	$55,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (89.9%)	Value

Consumer Discretionary (12.7%)
1,194,475	American Axle & Manufacturing Holdings, Inc.[a]	$24,367,290
560,050	Aramark	18,952,092
314,400	Cheesecake Factory, Inc.	18,945,744
506,000	DISH Network Corporation[a]	29,940,020
220,475	Dollar Tree, Inc.[a]	17,018,466
282,386	Scripps Networks Interactive, Inc.	21,506,518
1,039,887	Time, Inc.	20,017,825
598,026	Toll Brothers, Inc.[a]	18,754,095
138,825	Whirlpool Corporation	24,279,104

	Total	193,781,154

Consumer Staples (1.9%)
226,550	Ingredion, Inc.	29,041,444

	Total	29,041,444

Energy (5.7%)
99,375	Cimarex Energy Company	13,436,494
303,825	Continental Resources, Inc.[a]	14,753,742
380,689	Oil States International, Inc.[a]	15,037,215
541,173	Parsley Energy, Inc.[a]	19,060,113
513,325	Patterson-UTI Energy, Inc.	14,393,633
51,225	RPC, Inc.[b]	1,102,362
626,775	WPX Energy, Inc.[a]	8,730,976

	Total	86,514,535

Financials (18.9%)
887,350	Assured Guaranty, Ltd.	34,526,788
471,475	First Republic Bank	44,474,237
3,796,226	Huntington Bancshares, Inc.	51,362,938
2,228,700	KeyCorp	40,049,739
135,700	M&T Bank Corporation	22,060,749
524,749	Raymond James Financial, Inc.	39,319,443
1,345,750	Zions Bancorporation	56,777,192

	Total	288,571,086

Health Care (9.2%)
169,314	C.R. Bard, Inc.	40,183,292
219,975	Edwards Lifesciences Corporation[a]	21,170,394
850,650	Hologic, Inc.[a]	34,476,844
260,789	Universal Health Services, Inc.	29,372,665
111,750	Waters Corporation[a]	15,829,388

	Total	141,032,583

Industrials (15.6%)
403,275	AGCO Corporation	25,325,670
157,020	Equifax, Inc.	18,415,306
191,800	Huntington Ingalls Industries, Inc.	37,201,528
654,894	Oshkosh Corporation	45,600,270
1,077,190	Southwest Airlines Company	56,347,809
393,650	United Continental Holdings, Inc.[a]	27,740,515
258,450	WABCO Holdings, Inc.[a]	28,178,803

	Total	238,809,901

Information Technology (14.5%)
324,175	Akamai Technologies, Inc.[a]	22,235,163
221,200	Alliance Data Systems Corporation	50,517,656
1,297,640	Applied Materials, Inc.	44,444,170
428,050	Paycom Software, Inc.[a,b]	19,793,032
449,853	PayPal Holdings, Inc.[a]	17,895,152
450,550	Red Hat, Inc.[a]	34,187,734
1,145,301	Teradyne, Inc.	32,503,643

	Total	221,576,550

Materials (4.2%)
916,950	Owens-Illinois, Inc.[a]	17,330,355

Shares	Common Stock (89.9%)	Value

Materials (4.2%) - continued
1,368,833	Steel Dynamics, Inc.	$46,280,244

	Total	63,610,599

Real Estate (5.7%)
200,500	Camden Property Trust	16,755,785
182,650	Digital Realty Trust, Inc.	19,658,620
645,700	Duke Realty Corporation	15,709,881
606,550	General Growth Properties, Inc.	15,066,702
1,128,759	Host Hotels & Resorts, Inc.	20,396,675

	Total	87,587,663

Utilities (1.5%)
530,550	Public Service Enterprise Group, Inc.	23,476,837

	Total	23,476,837

	Total Common Stock (cost $942,110,869)	1,374,002,352

Shares	Collateral Held for Securities Loaned (0.7%)	Value

10,059,664	Thrivent Cash Management Trust	10,059,664

	Total Collateral Held for Securities Loaned (cost $10,059,664)	10,059,664

Shares or Principal Amount	Short-Term Investments (12.5%)[c]	Value

	Federal Home Loan Bank Discount Notes
8,000,000	0.457%, 2/1/2017	8,000,000
3,100,000	0.505%, 2/6/2017	3,099,826
5,475,000	0.510%, 2/7/2017	5,474,633
2,100,000	0.460%, 2/8/2017	2,099,836
5,730,000	0.503%, 2/10/2017	5,729,427
1,560,000	0.520%, 2/14/2017	1,559,775
3,530,000	0.515%, 2/15/2017	3,529,449
8,400,000	0.515%, 2/16/2017	8,398,597
8,700,000	0.530%, 2/22/2017	8,697,973
20,600,000	0.515%, 2/23/2017	20,594,974
3,450,000	0.517%, 3/1/2017	3,448,630
6,540,000	0.527%, 3/3/2017	6,537,221
2,500,000	0.535%, 3/7/2017	2,498,795
4,300,000	0.525%, 3/8/2017	4,297,867
3,600,000	0.524%, 3/14/2017	3,597,909
7,670,000	0.525%, 3/15/2017	7,665,436
2,600,000	0.520%, 3/16/2017	2,598,416
2,700,000	0.530%, 3/22/2017	2,698,126
7,200,000	0.528%, 3/24/2017	7,194,794
2,500,000	0.530%, 3/27/2017	2,498,088
2,400,000	0.530%, 3/29/2017	2,398,097
1,350,000	0.530%, 4/4/2017	1,348,768
3,600,000	0.530%, 4/7/2017	3,596,555
	Thrivent Core Short-Term Reserve Fund
7,288,448	0.950%	72,884,485

	Total Short-Term Investments (cost $190,443,769)	190,447,677

	Total Investments (cost $1,142,614,302) 103.1%	$1,574,509,693

	Other Assets and Liabilities, Net (3.1%)	(46,875,309)

	Total Net Assets 100.0%	$1,527,634,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 31, 2017:

Securities Lending Transactions

Common Stock	$5,217,366

Total lending	$5,217,366
Gross amount payable upon return of collateral for securities loaned	$10,059,664

Net amounts due to counterparty	$4,842,298

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$439,603,405
Gross unrealized depreciation	(7,708,014)

Net unrealized appreciation (depreciation)	$431,895,391

Cost for federal income tax purposes	$1,142,614,302

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary^	193,781,154	193,781,154	–	–
Consumer Staples	29,041,444	29,041,444	–	–
Energy	86,514,535	86,514,535	–	–
Financials	288,571,086	288,571,086	–	–
Health Care	141,032,583	141,032,583	–	–
Industrials	238,809,901	238,809,901	–	–
Information Technology	221,576,550	221,576,550	–	–
Materials	63,610,599	63,610,599	–	–
Real Estate	87,587,663	87,587,663	–	–
Utilities	23,476,837	23,476,837	–	–
Short-Term Investments	117,563,192	–	117,563,192	–

Subtotal Investments in Securities	$1,491,565,544	$1,374,002,352	$117,563,192	$–

Other Investments *	Total
Short-Term Investments	72,884,485
Collateral Held for Securities Loaned	10,059,664

Subtotal Other Investments	$82,944,149

Total Investments at Value	$1,574,509,693

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust-Collateral Investment	$27,756,275	$129,935,053	$147,631,664	10,059,664	$10,059,664	$50,032
Core Short-Term Reserve	64,625,884	39,545,101	31,286,500	7,288,448	72,884,485	161,221
Total Value and Income Earned	$92,382,159				$82,944,149	$211,253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Australia (6.4%)
42,955	Altium, Ltd.	$263,242
4,318	Ansell, Ltd.	77,830
11,137	APN Outdoor Group Pty, Ltd.	47,597
111,755	Aristocrat Leisure, Ltd.	1,295,996
7,447	ASX, Ltd.	281,862
287,924	Australia & New Zealand Banking Group, Ltd.	6,397,186
75,399	BHP Billiton, Ltd.	1,529,708
110,695	BlueScope Steel, Ltd.	941,268
68,434	BWP Trust	151,601
197,442	Challenger, Ltd.	1,652,073
321,666	Charter Hall Group	1,146,841
89,692	Coca-Cola Amatil, Ltd.	663,300
16,190	Cochlear, Ltd.	1,537,951
6,639	Costa Group Holdings, Ltd.	16,526
28,251	CSL, Ltd.	2,408,389
540,503	CSR, Ltd.	1,809,987
223,028	Downer EDI, Ltd.	1,049,787
129,000	FlexiGroup, Ltd.	223,350
379,684	Fortescue Metals Group, Ltd.	1,921,305
155,014	Genworth Mortgage Insurance Australia, Ltd.	391,328
152,431	Investa Office Fund	520,125
38,517	IOOF Holdings, Ltd.	266,044
49,313	JB Hi-Fi, Ltd.	1,034,363
17,951	Macquarie Group, Ltd.	1,152,728
1,122,952	Metcash, Ltd.[a]	1,795,538
131,250	Mineral Resources, Ltd.	1,225,509
610,639	Mirvac Group	940,611
26,200	Monadelphous Group, Ltd.	206,774
477,885	Myer Holdings, Ltd.	438,991
8,896	Northern Star Resources, Ltd.	25,880
487,227	Orora, Ltd.	1,054,227
174,059	OZ Minerals, Ltd.	1,187,704
48,387	Pact Group Holdings, Ltd.	239,884
960	Perpetual, Ltd.	34,090
28,675	Ramsay Health Care, Ltd.	1,453,396
49,998	Regis Resources, Ltd.	121,173
43,451	Resolute Mining, Ltd.	48,356
43,981	Rio Tinto, Ltd.	2,231,123
19,042	Seven Group Holdings, Ltd.	105,755
83,528	Sigma Pharmaceuticals, Ltd.	76,347
2,114	Sims Metal Management, Ltd.	17,940
487,825	South32, Ltd.	1,021,006
663,400	Southern Cross Media Group, Ltd.	739,698
59,393	St Barbara, Ltd.[a]	105,143
10,087	Technology One, Ltd.	39,422
105,119	Telstra Corporation, Ltd.	398,824
197,191	Treasury Wine Estates, Ltd.	1,739,617
259,494	Westpac Banking Corporation	6,246,903
430,790	Whitehaven Coal, Ltd.[a]	930,449

	Total	49,204,747

Austria (0.7%)
9,298	Lenzing AG	1,328,429
85,327	OMV AG	2,986,297
17,626	Osterreichische Post AGa	637,628
930	Porr AG	40,311
27,544	UNIQA Insurance Group AG	227,151
9,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	224,217
5,936	Voestalpine AG	251,707

	Total	5,695,740

Belgium (1.2%)
13,399	Anheuser-Busch InBev NV	1,399,105

Shares	Common Stock (88.0%)	Value

Belgium (1.2%) - continued
2,429	Barco NV	$210,897
7,578	Befimmo SA	415,590
37,300	bpost SA	902,313
17,335	Galapagos NVa	1,129,674
1,804	Gimv NV	100,686
7,601	Melexis NV	571,353
3,090	Mobistar SAa	69,734
47,899	NV Bekaert SA	2,078,743
36,478	Proximus SA	1,047,642
10,051	SA D’Ieteren NV	454,069
2,132	Solvay SA	249,978
8,040	Tessenderlo Chemie NVa	298,796

	Total	8,928,580

Bermuda (<0.1%)
1,344,000	G-Resources Group, Ltd.	23,952

	Total	23,952

Brazil (1.6%)
245,900	Ambev SA	1,342,537
306,485	Banco Bradesco SA ADR	3,165,990
95,778	BRF SA	1,351,780
226,000	Lojas Renner SA	1,712,825
74,666	Multiplan Empreendimentos Imobiliarios SA	1,479,888
118,412	Ultrapar Participacoes SA	2,484,872
75,532	Vale SA ADR	768,916

	Total	12,306,808

Canada (4.0%)
14,483	ATCO, Ltd.	509,980
17,265	Bank of Montreal	1,305,970
152,922	Birchcliff Energy, Ltd.[a]	942,505
73,068	CAE, Inc.	1,037,692
13,414	Canadian Imperial Bank of Commerce	1,142,291
42,748	Canadian National Railway Company	2,971,089
21,771	Capital Power Corporation	412,917
35,446	CGI Group, Inc.[a]	1,704,404
77,770	Cominar Real Estate Investment Trust	871,980
32,645	Dollarama, Inc.	2,472,365
6,469	Entertainment One, Ltd.	18,774
14,441	Finning International, Inc.	292,316
14,750	First Capital Realty, Inc.	234,640
19,798	H&R Real Estate Investment Trust	343,241
36,810	IGM Financial, Inc.	1,131,245
43,415	Just Energy Group, Inc.	257,904
362,678	Kinross Gold Corporation[a]	1,413,086
26,700	Loblaw Companies, Ltd.	1,403,276
59,546	Manulife Financial Corporation	1,141,727
11,646	Mullen Group, Ltd.	167,810
21,832	Premium Brands Holdings Corporation	1,169,910
24,549	Restaurant Brands International, Inc.	1,204,198
8,794	RioCan Real Estate Investment Trust	175,779
60,400	Seven Generations Energy, Ltd.[a]	1,207,304
68,833	Teck Resources, Ltd.	1,686,904
43,302	TFI International, Inc.	1,172,024
9,429	TMX Group, Ltd.	499,112
24,319	Toronto-Dominion Bank	1,259,822
44,916	Transcanada Corporation	2,119,034
92,000	Veresen, Inc.	935,377

	Total	31,204,676

Cayman Islands (0.2%)
1,285,830	WH Group, Ltd.[b]	976,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Cayman Islands (0.2%) - continued
582,000	Xinyi Glass Holdings Company, Ltd.	$523,487

	Total	1,500,130

Chile (0.3%)
63,646	Banco Santander Chile SA ADR	1,374,117
109,799	S.A.C.I. Falabella	890,124

	Total	2,264,241

China (0.1%)
1,175,000	PetroChina Company, Ltd.	933,457

	Total	933,457

Denmark (0.8%)
2,892	Aktieselskabet Schouw & Company	218,373
10,300	Danske Bank AS	343,552
14,815	DFDS AS	724,635
30,366	Royal Unibrew AS	1,151,875
12,751	Spar Nord Bank AS	148,924
30,553	Sydbank AS	1,013,105
140,662	TDC ASa	741,161
26,278	Vestas Wind Systems AS	1,842,846

	Total	6,184,471

Faroe Islands (0.1%)
13,775	Bakkafrost PF	529,433

	Total	529,433

Finland (0.6%)
9,267	Cramo Oyj	230,587
19,201	Elisa Oyj	647,031
26,103	Kemira Oyj	327,030
41,219	Outokumpu Oyj[a]	368,835
19,165	Ramirent Oyj	142,867
105,114	UPM-Kymmene Oyj	2,383,988
48,232	Valmet Oyj	762,582

	Total	4,862,920

France (3.5%)
2,399	Alten SA	178,692
5,403	Altran Technologies SAa	79,951
80,675	AXA SA	1,982,781
36,768	CNP Assurances	690,979
68,096	Engie	815,286
4,454	Euler Hermes Group	402,157
139,329	Eutelsat Communications	2,376,501
11,429	Ipsos SA	378,817
428	Jacquet Metal Service	9,770
6,832	Kering SA	1,626,306
22,585	Metropole Television SA	443,954
3,299	Neopost SA	109,043
18,464	Nexans SAa	1,071,448
18,908	Nexity SA	928,703
71,390	Orange SA	1,108,296
41,533	Sanofi	3,338,295
8,100	Schneider Electric SE	579,591
10,500	SCOR SE	355,363
6,809	Sodexo SA	752,959
12,520	Suez	189,648
14,181	Technicolor SA	60,803
1,819	Teleperformance SA	194,724
19,638	Thales SA	1,842,343
129,942	Total SA	6,574,474
25,999	Veolia Environnement SA	442,852
1,716	Vicat SA	104,234

Shares	Common Stock (88.0%)	Value

France (3.5%) - continued
29,148	Vivendi SA	$534,462

	Total	27,172,432

Germany (6.4%)
29,927	Aareal Bank AG	1,161,093
10,883	Adidas AG	1,717,400
28,500	Allianz SE	4,844,012
9,023	AURELIUS Equity Opportunities SE & Company KGaA	569,732
14,964	Bayer AG	1,662,197
490	bet-at-home.com AG	47,996
3,811	Cewe Stiftung & Company KGaA	310,659
18,822	Covestro AGb	1,416,433
34,970	Deutsche Pfandbriefbank AGb	356,411
66,287	Deutsche Post AG	2,224,938
60,734	Deutsche Telekom AG	1,063,276
10,974	Deutz AG	73,032
307,917	E.ON SE	2,371,924
90,174	Evonik Industries AG	2,927,228
56,339	Evotec AGa	429,980
5,666	Fraport AG Frankfurt Airport Services Worldwide	339,084
12,855	Freenet AG	386,480
35,797	Fresenius SE & Company KGaA	2,833,158
14,955	Gerresheimer AG	1,219,258
7,739	Grammer AG	437,048
5,543	Hamburger Hafen und Logistik AG	112,991
11,397	Hannover Rueckversicherung SE	1,255,381
3,587	Homag Group AG	166,543
4,062	Indus Holding AG	232,060
14,479	Jenoptik AG	277,744
8,746	Jungheinrich AG	269,535
85,046	Kloeckner & Company SEa	1,110,553
4,802	Koenig & Bauer AGa	255,963
16,987	Merck KGaA	1,874,218
3,932	Muenchener Rueckversicherungs-Gesellschaft AG	740,424
4,575	Nemetschek SE	234,187
49,452	SAP SE	4,522,420
59,321	Siemens AG	7,673,713
25,105	Software AG	905,630
8,200	Stada Arzneimittel AG	422,361
50,978	Suedzucker AG	1,348,662
16,454	TAG Immobilien AG	222,458
7,902	Takkt AG	176,406
697	Wuestenrot & Wuerttembergische AG	14,130
32,061	Zalando SEa,b	1,267,983
3,508	Zeal Network SE	110,375

	Total	49,585,076

Hong Kong (2.8%)
641,400	AIA Group, Ltd.	3,971,134
155,000	Champion REIT	83,716
260,500	Cheung Kong Property Holdings, Ltd.	1,712,236
291,500	China Mobile, Ltd.	3,280,141
108,000	CITIC Telecom International Holdings, Ltd.	35,237
85,000	Emperor Entertainment Hotel, Ltd.	19,866
104,000	Giordano International, Ltd.	56,323
11,000	Great Eagle Holdings, Ltd.	50,032
629,000	Hang Lung Group, Ltd.	2,412,292
47,739	Hong Kong Exchanges and Clearing, Ltd.	1,154,657
74,500	Hopewell Holdings, Ltd.	266,010
1,182,000	Li & Fung, Ltd.	512,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Hong Kong (2.8%) - continued
146,000	Melco International Development, Ltd.	$220,251
844,303	New World Development Company, Ltd.	974,152
2,066,938	PCCW, Ltd.	1,254,558
754,000	Shun Tak Holdings, Ltd.	260,577
345,363	Sino Land Company, Ltd.	570,660
476,000	SmarTone Telecommunications Holdings, Ltd.	656,433
13,000	Sun Hung Kai Properties, Ltd.	178,894
35,000	Sunlight Real Estate Investment Trust	21,152
99,500	Swire Pacific, Ltd., Class A	1,013,697
270,000	Swire Pacific, Ltd., Class B	475,375
166,950	Swire Properties, Ltd.	469,759
240,000	Texwinca Holdings, Ltd.	153,777
1,298,000	Truly International Holdings, Ltd.	529,039
200,000	Wharf Holdings, Ltd.	1,499,658

	Total	21,832,182

Hungary (0.2%)
66,010	Richter Gedeon Nyrt	1,421,678

	Total	1,421,678

India (2.4%)
64,500	Grasim Industries, Ltd.	865,752
35,179	Hero Motocorp, Ltd.	1,644,758
129,000	Hindustan Unilever, Ltd.	1,627,474
209,191	Housing Development Finance Corporation	4,223,484
522,000	ICICI Bank, Ltd.	2,073,408
73,687	Infosys, Ltd.	1,007,881
796,296	ITC, Ltd.	3,034,297
40,330	Tata Consultancy Services, Ltd.	1,326,184
48,428	Ultra Tech Cement, Ltd.	2,641,231

	Total	18,444,469

Indonesia (0.7%)
6,836,300	Astra International Tbk PT	4,075,500
1,071,600	Indocement Tunggal Prakarsa Tbk PT	1,206,232

	Total	5,281,732

Ireland (0.4%)
53,439	CRH plc	1,853,579
178,400	Henderson Group plc	492,406
15,450	Seagate Technology plc	697,568

	Total	3,043,553

Israel (0.3%)
7,326	Amot Investments, Ltd.	30,911
11,331	Check Point Software Technologies, Ltd.[a]	1,119,163
320,127	El Al Israel Airlines, Ltd.	208,930
31,023	Shufersal, Ltd.	119,004
34,570	Teva Pharmaceutical Industries, Ltd. ADR	1,155,675

	Total	2,633,683

Italy (1.7%)
14,209	Ascopiave SPA	41,782
164,134	Assicurazioni Generali SPA	2,619,114
7,631	Azimut Holding SPA	137,315
96,262	Banca Mediolanum SPA	738,468
34,207	Banca Popolare Di Sondrio SCRL	121,299
32,280	Beni Stabili SPA	18,155
12,705	Biesse SPA	262,141
27,887	BPER Banca	158,596

Shares	Common Stock (88.0%)	Value

Italy (1.7%) - continued
472,480	Credito Valtellinese Societa Cooperativa	$247,929
29,014	DiaSorin SPA	1,730,473
27,605	Enav SPA[a,b]	96,735
296,218	Enel SPA	1,238,386
27,174	ERG SPA	301,761
31,762	Finecobank Banca Fineco SPA	189,205
32,978	Interpump Group SPA	619,799
511	Italmobiliare SPA	25,336
49,565	Mediaset SPA	212,352
56,760	Prysmian SPA	1,476,505
60,732	Recordati SPA	1,724,898
22,648	Saras SPA	35,083
193,416	Snam SPA	736,166
122,930	Societa Cattolica di Assicurazioni SCRL	767,690

	Total	13,499,188

Japan (18.4%)
2,900	Adeka Corporation	42,236
6,000	Aichi Steel Corporation	262,620
55,900	Asahi Diamond Industrial Company, Ltd.	418,431
156,000	Asahi Glass Company, Ltd.	1,159,023
28,200	Asatsu-DK, Inc.	746,405
12,100	ASKA Pharmaceutical Company, Ltd.	181,758
14,400	Avex Group Holdings, Inc.	216,434
2,700	BML, Inc.	65,161
128,200	Bridgestone Corporation	4,701,853
60,800	Brother Industries, Ltd.	1,122,238
11,600	Canon Electronics, Inc.	177,727
22,700	Canon Marketing Japan, Inc.	433,269
39,000	Canon, Inc.	1,153,869
7,300	Cawachi, Ltd.	187,840
3,500	Chiyoda Integre Company, Ltd.	75,181
13,000	Chugoku Marine Paints, Ltd.	94,563
3,600	Daibiru Corporation	32,654
27,200	Daicel Corporation	300,780
79,500	Daiichi Sankyo Company, Ltd.	1,778,661
13,300	Daiwa House Industry Company, Ltd.	360,193
16	Daiwa Office Investment Corporation	84,192
8,100	DCM Holdings Company, Ltd.	72,684
45,000	Denka Company, Ltd.	221,485
17,000	Denso Corporation	736,177
5,100	DIC Corporation	157,933
1,300	DISCO Corporation	165,989
17,100	DMG Mori Seiki Company, Ltd.	233,670
18,100	Doutor Nichires Holdings Company, Ltd.	345,032
42,392	DOWA Holdings Company, Ltd.	359,795
40,700	DTS Corporation	921,026
16,300	DUSKIN Company, Ltd.	355,587
54,500	EDION Corporation	523,184
6,500	EIZO Corporation	183,085
8,000	EPS Holdings, Inc.	101,378
80,000	Fuji Heavy Industries, Ltd.	3,201,290
42,000	Fuji Machine Manufacturing Company, Ltd.	527,746
8,000	Fuji Oil Holdings, Inc.	160,136
10,000	Fuji Soft, Inc.	245,969
5,300	Fujibo Holdings, Inc.	157,781
42,900	FUJIFILM Holdings NPV	1,661,314
224,000	Fujitsu, Ltd.	1,301,878
346,000	Fukuoka Financial Group, Inc.	1,527,345
2,800	Funai Electric Company, Ltd.	22,474
28,000	Geo Holdings Corporation	323,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Japan (18.4%) - continued
1,300	Glory, Ltd.	$40,614
15,100	Goldcrest Company, Ltd.	268,309
80,300	Gunma Bank, Ltd.	438,020
195	Hankyu REIT, Inc.	267,909
43,000	Hanwa Company, Ltd.	293,287
115,800	Haseko Corporation	1,276,290
212	Heiwa Real Estate REIT, Inc.	162,604
366,981	Hiroshima Bank, Ltd.	1,714,616
35,600	Hitachi High-Technologies Corporation	1,524,894
21,500	Hitachi Transport System, Ltd.	438,796
244,000	Hitachi, Ltd.	1,397,010
10,000	Hokkoku Bank, Ltd.	38,127
67,500	Hokuhoku Financial Group, Inc.	1,156,406
284,100	Honda Motor Company, Ltd.	8,454,502
70,400	Hosiden Corporation	544,085
13,000	Hyakujushi Bank, Ltd.	43,214
7,700	IBJ Leasing Company, Ltd.	168,601
69,900	Iida Group Holdings Company, Ltd.	1,308,195
7	Industrial & Infrastructure Fund Investment Corporation	32,683
16,700	INES Corporation	170,398
171,600	ITOCHU Corporation	2,363,945
18,100	Iyo Bank, Ltd.	121,454
44,900	Japan Airlines Company, Ltd.	1,429,759
90,800	Japan Display, Inc.[a]	246,522
22	Japan Excellent, Inc.	27,494
352	Japan Hotel REIT Investment Corporation	246,741
39,000	JSR Corporation	668,437
74,200	JTEKT Corporation	1,218,631
107,000	JVC Kenwood Corporation	289,449
21,700	Kabu.com Securities Company, Ltd.	74,027
5,700	Kadokawa Dwango Corporation	88,088
3,200	Kaga Electronics Company, Ltd.	55,598
21,000	Kandenko Company, Ltd.	195,099
1,800	Kanematsu Electronics, Ltd.	41,729
32,900	Kao Corporation	1,628,047
2,200	Kato Works Company, Ltd.	58,723
35,100	KDDI Corporation	943,080
43,800	Keihin Corporation	775,130
202	Kenedix Office Investment Corporation	1,192,208
43	Kenedix Residential Investment Corporation	119,383
65,600	Kinden Corporation	833,199
900	Kissei Pharmaceutical Company, Ltd.	22,079
75,700	KITZ Corporation	461,075
1,174	Koei Tecmo Holdings Company, Ltd.	19,929
17,800	Kohnan Shoji Company, Ltd.	331,934
46,100	Kokuyo Company, Ltd.	569,265
37,600	Komatsu, Ltd.	890,316
26,900	Konica Minolta Holdings, Inc.	278,658
1,300	Konoike Transport Company, Ltd.	17,149
56,400	K’s Holdings Corporation	1,017,768
28,000	Kurabo Industries, Ltd.	58,251
131,600	Kuraray Company, Ltd.	2,085,860
11,200	Kuroda Electric Company, Ltd.	231,024
13,800	Kyocera Corporation	718,439
2,700	Kyoei Steel, Ltd.	54,448
5,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	82,002
7,600	Kyokuto Securities Company, Ltd.	110,023
7,900	KYORIN Holdings, Inc.	173,323
9,400	Leopalace21 Corporation	53,847
25,000	Maeda Road Construction Company, Ltd.	432,145

Shares	Common Stock (88.0%)	Value

Japan (18.4%) - continued
146,000	Makino Milling Machine Company, Ltd.	$1,277,542
63,400	Marubeni Corporation	385,753
6,800	Maruwa Company, Ltd.	223,616
16,300	Matsumotokiyoshi Holdings Company, Ltd.	810,375
3,400	Meiko Network Japan Company, Ltd.	37,682
6,100	Mimasu Semiconductor Industry Company, Ltd.	98,352
22,500	MIRAIT Holdings Corporation	204,974
95,500	Mitsubishi Chemical Holdings Corporation	666,108
148,700	Mitsubishi Corporation	3,359,147
115,000	Mitsubishi Heavy Industries, Ltd.	516,601
21,700	Mitsubishi Materials Corporation	740,513
367,200	Mitsubishi UFJ Financial Group, Inc.	2,351,373
100,900	Mitsui & Company, Ltd.	1,480,796
325,000	Mitsui Engineering & Shipbuilding Company, Ltd.	525,738
2,136,200	Mizuho Financial Group, Inc.	3,963,908
2,500	Mochida Pharmaceutical Company, Ltd.	179,586
2,900	Modec, Inc.	48,461
34,100	Monex Group, Inc.	90,027
74	Mori Trust Sogo REIT, Inc.	118,766
54,112	MS and AD Insurance Group Holdings, Inc.	1,810,237
2,600	Musashino Bank, Ltd.	76,854
21,400	Namura Shipbuilding Company, Ltd.	142,447
9,400	NEC Networks & System Integration Corporation	171,242
71,600	Net One Systems Company, Ltd.	488,799
25,500	Nichicon Corporation	239,820
36,100	Nichirei Corporation	734,787
4,400	Nihon Unisys, Ltd.	56,852
10,000	Nikkon Holdings Company, Ltd.	207,006
2,600	Nippon Ceramic Company, Ltd.	47,964
6,500	Nippon Denko Company, Ltd	18,709
205,000	Nippon Electric Glass Company, Ltd.	1,180,086
15,900	Nippon Flour Mills Company, Ltd.	225,333
106,000	Nippon Light Metal Holdings Company, Ltd.	258,919
4,100	Nippon Paper Industries Company, Ltd.	75,063
10,000	Nippon Shokubai Company, Ltd.	689,190
21,300	Nippon Telegraph & Telephone Corporation	940,870
20,000	Nippon Thompson Company, Ltd.	93,241
58,000	Nishimatsu Construction Company, Ltd.	290,030
56,078	Nissan Motor Company, Ltd.	554,789
80,000	Nisshin Oillio Group, Ltd.	377,920
14,200	Nisshin Steel Company, Ltd.	192,405
18,700	Nissin Electric Company, Ltd.	224,068
800	Nittetsu Mining Company, Ltd.	40,361
13,683	Nitto Kogyo Corporation	186,763
14,300	Noritz Corporation	245,258
71,000	North Pacific Bank, Ltd.	285,176
15,700	NSD Company, Ltd.	244,486
47,700	NTT DOCOMO, Inc.	1,140,511
114,800	Obayashi Corporation	1,093,606
29,500	Okamura Corporation	292,388
38,000	Okasan Securities Group, Inc.	248,134
12,600	Okinawa Electric Power Company, Inc.	291,641
4,000	Okuma Corporation	41,553
749,000	Osaka Gas Company, Ltd.	2,807,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Japan (18.4%) - continued
29,200	Otsuka Holdings Company, Ltd.	$1,345,187
1,900	Pacific Industrial Company, Ltd.	23,490
20,900	Paltac Corporation	540,290
15,100	Paramount Bed Holdings Company, Ltd.	607,729
47,300	Pioneer Corporation[a]	103,824
13,900	Plenus Company, Ltd.	302,003
3,400	Press Kogyo Company, Ltd.	15,433
118,300	Resona Holdings, Inc.	640,485
31,900	Round One Corporation	229,508
3,000	Ryobi, Ltd.	13,710
27,100	San-in Godo Bank, Ltd.	226,230
2,700	Sankyo Tateyama, Inc.	40,388
66,000	Sankyu, Inc.	416,156
17,700	SCREEN Holdings Company, Ltd.	1,106,950
84,100	Seino Holdings Company, Ltd.	972,597
547	Sekisui House SI Investment Corporation	613,206
84,800	Sekisui House, Ltd.	1,371,750
36,900	SENKO Company, Ltd.	236,407
29,500	Senshu Ikeda Holdings, Inc.	135,529
32,000	Shindengen Electric Manufacturing Company, Ltd.	117,915
31,600	Shinko Electric Industries Company, Ltd.	239,205
61,000	ShinMaywa Industries, Ltd.	570,457
52,000	Shizuoka Bank, Ltd.	452,485
49,700	Showa Denko KK	815,588
2,500	Sintokogio, Ltd.	22,727
40,800	SoftBank Group Corporation	3,143,223
459,400	Sojitz Corporation	1,184,067
80,400	Sumco Corporation	1,256,985
43,000	Sumitomo Bakelite Company, Ltd	254,294
130,591	Sumitomo Corporation	1,637,060
275,000	Sumitomo Heavy Industries, Ltd.	1,890,731
36,700	Sumitomo Mitsui Financial Group, Inc.	1,439,815
8,300	Sumitomo Mitsui Trust Holdings, Inc.	309,369
1,900	Tachi-S Company, Ltd.	31,330
4,000	Taihei Dengyo Kaisha, Ltd.	38,306
6,100	Tatsuta Electric Wire and Cable Company, Ltd.	24,956
16,700	TIS, Inc.	378,394
81,400	Toagosei Company, Ltd.	871,387
34,200	Toho Holdings Company, Ltd.	737,847
80,900	Tohoku Electric Power Company, Inc.	987,592
10,000	Tokai Carbon Company, Ltd.	35,950
12,000	Tokyo Broadcasting System Holdings, Inc.	206,655
19,200	Tokyo Electron, Ltd.	1,988,828
13,800	Tokyo Seimitsu Company, Ltd.	451,685
418	Tokyu REIT, Inc.	519,990
27,000	Toppan Forms Company, Ltd.	280,055
3,200	Topy Industries, Ltd.	89,435
16,400	Tosei Corporation	110,758
108,000	Toshiba Machine Company, Ltd.	470,274
153,000	Tosoh Corporation	1,155,972
12,700	Toyota Industries Corporation	612,903
66,600	Toyota Motor Corporation	3,872,981
45,000	Tsubakimoto Chain Company	360,496
10,000	Tsugami Corporation	61,020
26,100	TV Asahi Holdings Corporation	522,537
17,000	UACJ Corporation	53,446
236,000	Ube Industries, Ltd.	567,434
3,800	ULVAC, Inc.	134,610
13,500	Unipres Corporation	284,820
400	V Technology Company, Ltd.	62,947

Shares	Common Stock (88.0%)	Value

Japan (18.4%) - continued
47,000	Valor Company, Ltd.	$1,221,254
2,300	Warabeya Nichiyo Holdings Company, Ltd.	50,060
26,700	West Japan Railway Company	1,739,581
5,700	Xebio Holdings Company, Ltd.	85,165
205,900	Yamada Denki Company, Ltd.	1,134,388
25,800	Yamato Kogyo Company, Ltd.	771,459
16,000	Yodogawa Steel Works, Ltd.	456,369
6,700	Yorozu Corporation	93,107

	Total	142,896,529

Jersey (0.3%)
102,977	WPP plc	2,396,706

	Total	2,396,706

Luxembourg (0.9%)
24,791	APERAM	1,172,460
40,663	SES SA	790,687
251,126	Subsea 7 SAa	3,417,221
56,000	Tenaris SA ADR	1,962,240

	Total	7,342,608

Malaysia (0.2%)
306,500	Public Bank Berhad	1,390,823

	Total	1,390,823

Mexico (1.0%)
38,000	Fomento Economico Mexicano SAB de CV ADR	2,858,740
10,600	Grupo Aeroportuario del Sureste SAB de CV ADR	1,535,622
558,813	Grupo Financiero Banorte SAB de CV ADR	2,678,369
207,000	Organizacion Soriana SAB de CVa	436,761

	Total	7,509,492

Netherlands (2.1%)
43,761	ABN AMRO Group NVb	1,029,385
216,377	Aegon NV	1,176,122
1,151	AMG Advanced Metallurgical Group NV	21,323
125,893	Arcelor Mittal[a]	981,662
21,109	ASM International NV	1,040,759
36,223	BE Semiconductor Industries NV	1,307,945
3,074	Brunel International NV	53,937
8,961	Corbion NV	229,521
87,590	Koninklijke Ahold Delhaize NV	1,866,006
41,946	Koninklijke Boskalis Westminster NV	1,551,922
5,188	Koninklijke DSM NV	330,739
34,943	NN Group NV	1,237,543
26,654	Philips Lighting NVa,b	685,664
19,203	RELX NV	324,355
5,532	TKH Group NV	224,234
78,027	Unilever NV	3,164,933
24,150	Wereldhave NV	1,058,612

	Total	16,284,662

New Zealand (<0.1%)
17,189	Precinct Properties New Zealand, Ltd.	15,575
16,458	Trade Me Group, Ltd.	61,094

	Total	76,669

Norway (1.4%)
49,475	Aker BP ASA	900,221
24,365	Austevoll Seafood ASA	225,358
51,476	BW LPG, Ltd.[b]	262,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Norway (1.4%) - continued
75,526	Marine Harvest ASA	$1,333,475
611,880	Norsk Hydro ASA	3,490,366
43,300	Orkla ASA	403,980
31,589	SalMar ASA	894,071
3,311	Skandiabanken ASA[a,b]	29,037
6,855	SpareBank 1 Nord-Norge	45,087
18,083	SpareBank 1 SMN	151,275
30,498	Storebrand ASA[a]	185,967
89,822	Telenor ASA	1,423,901
26,539	TGS Nopec Geophysical Company ASA	637,188
19,173	Yara International ASA	808,441

	Total	10,790,834

Philippines (0.6%)
10,540	Ayala Corporation	169,548
3,500,800	Ayala Land, Inc.	2,502,318
911,364	Bank of the Philippine Islands	1,641,401

	Total	4,313,267

Poland (0.2%)
47,898	Bank Pekao SA	1,620,428

	Total	1,620,428

Portugal (0.9%)
8,598	Altri SGPS SA	37,711
2,978,379	Banco Espirito Santo SAa,c	322
59,175	CTT-Correios de Portugal SA	330,112
724,127	Electricidade de Portugal SA	2,105,860
110,848	Galp Energia SGPS SA	1,633,269
160,433	Jeronimo Martins SGPS SA	2,715,440
152,784	Redes Energeticas Nacionais SGPS SA	420,857

	Total	7,243,571

Russia (0.7%)
51,500	Lukoil ADR	2,902,271
15,197	Magnit PJSC	2,435,668

	Total	5,337,939

Singapore (0.8%)
108,500	CapitaMall Trust	149,090
58,700	Indofood Agri Resources, Ltd.	22,322
51,800	Oversea-Chinese Banking Corporation, Ltd.	345,486
667,800	Singapore Press Holdings, Ltd.	1,637,590
209,100	StarHub, Ltd.	440,250
136,700	United Engineers, Ltd.	274,496
149,493	United Overseas Bank, Ltd.	2,223,255
150,700	Venture Corporation, Ltd.	1,090,176
335,200	Yanlord Land Group, Ltd.	330,598

	Total	6,513,263

South Africa (0.6%)
141,890	Massmart Holdings, Ltd.	1,414,267
138,659	MTN Group, Ltd.	1,292,974
327,111	Truworths International, Ltd.	1,966,307

	Total	4,673,548

South Korea (0.4%)
2,914	Amorepacific Corporation	450,352
5,226	Amorepacific Group	609,783
2,798	NAVER Corporation	1,827,691

	Total	2,887,826

Spain (1.9%)
219,800	Abertis Infraestructuras SA	3,149,685

Shares	Common Stock (88.0%)	Value

Spain (1.9%) - continued
11,724	Aena SAb	$1,704,999
60,094	Banco Bilbao Vizcaya Argentaria SA	408,677
34,427	Banco Santander SA	192,340
25,438	CIE Automotive SA	473,264
6,092	Construcciones y Auxiliar de Ferrocarriles SA	247,384
33,518	Ebro Foods SA	691,761
43,983	Ence Energia y Celulosa SA	117,399
38,304	Endesa SA	789,929
36,794	Gamesa Corporacion Tecnologia SA	773,725
4,443	Let’s GOWEX SAa,c	0
127,402	Liberbank SAa	141,414
862,449	Mapfre SA	2,615,004
65,236	Mediaset Espana Comunicacion SA	798,463
22,968	Tecnicas Reunidas SA	911,981
173,457	Telefonica SA	1,678,223

	Total	14,694,248

Sweden (1.8%)
29,277	Alfa Laval AB	547,368
7,289	Bilia AB	175,129
54,755	Boliden AB	1,597,335
8,940	Bonava ABa	137,644
8,692	Bure Equity AB	98,089
7,491	Dometic Group ABa,b	58,937
39,977	Granges AB	443,786
8,448	JM AB	254,749
1,736	Lindab International AB	15,090
22,971	Loomis AB	672,308
6,697	Micronic Mydata AB	76,372
27,825	Nobina ABb	171,777
376,582	Nordea Bank AB	4,546,204
27,652	Scandic Hotels Group ABa,b	245,669
43,215	Skandinaviska Enskilda Banken AB	485,426
51,052	SKF AB	1,027,260
60,871	Svenska Cellulosa AB SCA	1,831,706
16,090	Swedbank AB	406,836
216,325	Telefonaktiebolaget LM Ericsson	1,280,284
1,750	Vitrolife AB	81,318

	Total	14,153,287

Switzerland (6.5%)
236,447	ABB, Ltd.	5,634,731
8,703	Actelion, Ltd.	2,272,290
30,303	Adecco SA	2,168,326
481	Autoneum Holding AG	125,790
6,510	BKW FMB Energie	328,609
792	Bobst Group SA	57,786
243	Bossard Holding AGa	40,420
371	Bucher Industries AG	100,689
11,862	Cembra Money Bank AGa	895,633
22	dorma+kaba Holding AG	17,082
151	Emmi AG	94,662
216,673	Ferrexpo plc[a]	414,315
523	Forbo Holding AG	721,241
15,910	GAM Holding AGa	162,344
1,627	Georg Fischer AG	1,340,869
36,501	Glencore Xstrata plc[a]	151,176
16	Gurit Holding AGa	12,378
989	Helvetia Holding AG	559,648
1,878	Implenia AG	140,580
1,591	Kardex AG	159,173
18,405	Logitech International SA	527,117
11,804	Lonza Group AG	2,168,622
1,231	Mobimo Holding AG	322,196
122,570	Nestle SA	8,980,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

Switzerland (6.5%) - continued
88,276	Novartis AG	$6,517,200
3,369	Partners Group Holding AG	1,702,585
1,250	Rieter Holding AG	237,229
3,300	Roche Holding AG-BR	795,255
27,185	Roche Holding AG-Genusschein	6,441,443
242	Schweiter Technologies AG	272,924
172	SFS Group AGa	15,113
9,875	Sulzer, Ltd.	1,117,635
1,851	Swisscom AG	816,562
3,141	Tecan Group AG	491,362
1,605	Valiant Holding AG	170,467
3,450	Valora Holding AG	1,154,009
26,625	Wolseley plc	1,648,899
4,289	Zurich Insurance Group AGa	1,235,119

	Total	50,011,514

Taiwan (0.7%)
321,100	Taiwan Mobile Company, Ltd.	1,072,519
752,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,483,221

	Total	5,555,740

Thailand (0.7%)
191,150	Siam Cement pcl	2,737,287
598,700	Siam Commercial Bank pcl	2,568,649

	Total	5,305,936

Turkey (0.6%)
652,258	Akbank TAS	1,453,880
105,296	BIM Birlesik Magazalar AS	1,503,045
626,000	Turkiye Garanti Bankasi AS	1,382,749

	Total	4,339,674

United Kingdom (12.7%)
203,396	3i Group plc	1,796,759
134,065	Aberdeen Asset Management plc	443,684
35,825	Aggreko plc	455,242
104,588	Amec Foster Wheeler plc	584,759
126,673	Anglo American plc[a]	2,183,635
64,436	Ashmore Group plc	252,109
160,020	Auto Trader Group plc[b]	808,203
155,329	Barclays plc	431,089
7,532	Bellway plc	236,074
51,000	BHP Billiton plc	934,934
47,687	Bodycote plc	401,266
22,236	Booker Group plc	57,097
7,868	Bovis Homes Group plc	81,897
791,572	BP plc	4,727,710
79,711	British American Tobacco plc	4,920,411
26,277	British Land Company plc	193,141
70,611	Burberry Group plc	1,460,202
140,475	Capita plc	886,280
267,040	Cobham plc	456,956
94,433	Compass Group plc	1,680,635
65,247	Crest Nicholson Holdings plc	416,900
22,709	CYBG plc[a]	77,365
193,443	Debenhams plc	127,882
104,896	Diageo plc	2,913,796
67,663	Direct Line Insurance Group plc	303,118
133,498	Electrocomponents plc	816,443
46,087	Faroe Petroleum plc[a]	58,267
42,749	Fenner plc	169,268
41,759	Galliford Try plc	710,918
308,877	GlaxoSmithKline plc	5,969,067
36,385	Grainger plc	109,122
7,386	Great Portland Estates plc	57,802

Shares	Common Stock (88.0%)	Value

United Kingdom (12.7%) - continued
26,842	Greene King plc	$230,641
16,241	Halma plc	189,222
2,033,835	HSBC Holdings plc	17,350,556
58,463	Hunting plc	410,519
137,751	Inchcape plc	1,246,759
349,984	Indivior plc	1,306,989
98,967	Informa plc	813,552
193,894	Inmarsat plc	1,485,583
3,838	Intermediate Capital Group plc	33,511
6,947	International Personal Finance plc	15,250
39,300	Interserve plc	160,061
83,280	J Sainsbury plc	270,958
191,950	JD Sports Fashion plc	840,730
197,336	John Wood Group plc	2,087,611
59,402	JRP Group plc	109,239
277,086	Ladbrokes Coral Group plc	417,185
448,562	Marks and Spencer Group plc	1,901,286
39,367	Meggitt plc	207,621
47,817	Micro Focus International plc	1,293,438
375,983	Mitie Group plc	951,301
11,711	Morgan Advanced Materials plc	44,374
103,336	National Express Group plc	440,799
4,480	NEX Group plc	32,378
19,492	Northgate plc	124,689
42,853	OneSavings Bank plc	182,591
135,835	PageGroup plc	739,884
153,936	Paragon Group of Companies plc	783,884
106,165	Petrofac, Ltd.	1,229,311
27,101	Premier Oil plc[a]	28,774
30,926	Reckitt Benckiser Group plc	2,653,633
62,473	Rentokil Initial plc	180,011
56,600	Restaurant Group plc	209,254
24,119	Rio Tinto plc	1,068,547
168,405	Rolls-Royce Holdings plc[a]	1,418,418
28,210	Royal Dutch Shell plc	764,198
32,782	Royal Dutch Shell plc, Class A	889,106
278,162	Royal Dutch Shell plc, Class B	7,856,554
41,538	Safestore Holdings plc	193,396
158,348	Saga plc	367,934
21,000	Savills plc	204,872
109,838	Serco Group plc[a]	199,491
28,200	Shawbrook Group plc[a,b]	88,689
151,361	Smiths Group plc	2,868,889
4,479	Spectris plc	136,292
23,011	Spirax-Sarco Engineering plc	1,249,849
2,975	SSP Group plc	14,630
229,423	Stagecoach Group plc	605,834
123,132	Standard Chartered plc[a]	1,205,757
58,656	Synthomer plc	332,643
188,804	Tate & Lyle plc	1,595,846
38,269	Thomas Cook Group plc[a]	42,057
66,655	TP ICAP plc	389,662
20,154	Tritax Big Box REIT plc	35,090
45,685	UBM plc	405,948
36,292	Unilever plc	1,470,043
41,552	Vedanta Resources plc	549,124
34,247	Vesuvius plc	203,437
549,095	William Hill plc	1,791,101

	Total	98,641,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value

United States (0.2%)
51,000	Yum China Holding, Inc.[a]	$1,401,480

	Total	1,401,480

	Total Common Stock (cost $642,984,464)	681,934,224

Principal Amount	Long-Term Fixed Income (9.1%)

Angola (0.1%)
	Angola Government International Bond
$410,000	9.500%, 11/12/2025	391,402

	Total	391,402

Argentina (0.5%)
	Argentina Government International Bond
500,000	24.255%, 10/9/2017[d,e]	32,117
1,280,000	25.408%, 3/1/2018[d,e]	84,300
230,000	6.875%, 4/22/2021[b]	244,605
2,810,000	16.000%, 10/17/2023[d]	191,989
460,000	7.500%, 4/22/2026[b]	480,470
4,690,000	15.500%, 10/17/2026[d]	333,714
670,000	6.875%, 1/26/2027[b]	662,630
426,592	7.820%, 12/31/2033[f]	462,764
81,318	8.280%, 12/31/2033	85,790
154,224	8.280%, 12/31/2033	157,694
300,000	7.125%, 7/6/2036	282,750
400,000	7.125%, 7/6/2036[b]	377,000
300,000	2.500%, 12/31/2038[g]	184,800
	Cablevision SA
150,000	6.500%, 6/15/2021[b]	154,500
	YPF SA
155,000	8.875%, 12/19/2018	170,159

	Total	3,905,282

Armenia (<0.1%)
	Armenia Government International Bond
210,000	7.150%, 3/26/2025	219,983

	Total	219,983

Azerbaijan (0.1%)
	State Oil Company of Azerbaijan Republic
610,000	4.750%, 3/13/2023	588,864

	Total	588,864

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,g	58,437

	Total	58,437

Bermuda (0.1%)
	Bermuda Government International Bond
200,000	3.717%, 1/25/2027[b]	190,366
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	186,460
330,000	6.750%, 3/1/2023[b]	308,138

	Total	684,964

Brazil (0.2%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2024[h]	606,000

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Brazil (0.2%) - continued
	Brazil Government International Bond
$200,000	2.625%, 1/5/2023	$181,750
	Brazil Loan Trust 1
332,769	5.477%, 7/24/2023*	334,016
	Brazil Minas SPE via State of Minas Gerais
660,000	5.333%, 2/15/2028*	648,450
	Brazil Notas do Tesoruro Nacional Serie F
268,000	10.000%, 1/1/2027[i]	81,494
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,c,j	0
	Tupy SA
200,000	6.625%, 7/17/2024[b]	195,000

	Total	2,046,710

Bulgaria (0.2%)
	Bulgaria Government International Bond
100,000	4.250%, 7/9/2017[f]	110,019
150,000	1.875%, 3/21/2023[f]	167,883
100,000	2.950%, 9/3/2024[f]	117,652
100,000	2.625%, 3/26/2027[f]	111,729
350,000	3.000%, 3/21/2028[f]	399,911
380,000	3.125%, 3/26/2035[f]	402,520

	Total	1,309,714

Cayman Islands (<0.1%)
	Petrobras International Finance Company
290,000	5.375%, 1/27/2021	292,175

	Total	292,175

Chile (0.2%)
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	304,479
100,000	4.125%, 10/7/2020[b]	104,993
	Chile Government International Bond
364,000	3.125%, 1/21/2026	361,270
	GNL Quintero SA
310,000	4.634%, 7/31/2029[b]	311,054
	Itau CorpBanca
286,000	3.875%, 9/22/2019[b]	294,536
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	191,750
200,000	4.375%, 1/28/2025*	196,750

	Total	1,764,832

Colombia (0.3%)
	Banco de Bogota SA
650,000	6.250%, 5/12/2026[b]	674,375
	Colombia Government International Bond
30,000	8.125%, 5/21/2024	37,800
200,000	3.875%, 3/22/2026[f]	243,362
187,000	6.125%, 1/18/2041	208,505
390,000	5.625%, 2/26/2044	413,790
1,060,000	5.000%, 6/15/2045	1,036,150

	Total	2,613,982

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	205,240
220,000	5.250%, 8/12/2018[b]	225,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Costa Rica (0.2%) - continued
	Banco Nacional de Costa Rica
$220,000	4.875%, 11/1/2018[b]	$222,750
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,562
210,000	5.625%, 4/30/2043[b]	173,903
200,000	5.625%, 4/30/2043	165,622
650,000	7.158%, 3/12/2045[b]	632,476

	Total	1,661,317

Croatia (<0.1%)
	Croatia Government International Bond
100,000	3.875%, 5/30/2022[f]	116,317

	Total	116,317

Dominican Republic (0.5%)
	Aeropuertos Dominicanos Siglo XXI SA
270,000	6.750%, 3/30/2029[b]	276,412
	Dominican Republic Government International Bond
16,090	9.040%, 1/23/2018	16,672
4,000,000	15.000%, 4/5/2019[k]	94,390
900,000	16.000%, 7/10/2020[k]	22,606
400,000	7.500%, 5/6/2021	440,000
600,000	11.500%, 5/10/2024[k]	13,512
100,000	6.875%, 1/29/2026[b]	106,711
100,000	5.950%, 1/25/2027[b]	100,000
290,000	8.625%, 4/20/2027	333,935
1,600,000	18.500%, 2/4/2028[b,k]	48,407
3,700,000	11.375%, 7/6/2029[k]	80,014
292,000	7.450%, 4/30/2044	308,060
990,000	6.850%, 1/27/2045	974,051
760,000	6.850%, 1/27/2045[b]	747,756

	Total	3,562,526

Ecuador (0.2%)
	Ecuador Government International Bond
310,000	10.750%, 3/28/2022	347,975
430,000	7.950%, 6/20/2024	425,700
700,000	9.650%, 12/13/2026[b]	740,600
	EP PetroEcuador
225,789	6.627%, 9/24/2019[e]	230,238

	Total	1,744,513

Egypt (<0.1%)
	Egypt Government International Bond
270,000	6.125%, 1/31/2022[b]	272,427

	Total	272,427

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	100,250
40,000	7.750%, 1/24/2023	39,900
92,000	5.875%, 1/30/2025	80,349
99,000	6.375%, 1/18/2027	86,873
50,000	8.250%, 4/10/2032	47,937
494,000	7.650%, 6/15/2035	434,517
150,000	7.625%, 2/1/2041	130,736

	Total	920,562

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Gabon (<0.1%)
	Gabon Government International Bond
$200,000	6.375%, 12/12/2024	$183,602

	Total	183,602

Ghana (0.1%)
	Ghana Government International Bond
350,000	10.750%, 10/14/2030[b]	412,475

	Total	412,475

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[b]	176,689
	Guatemala Government International Bond
400,000	5.750%, 6/6/2022	428,468
230,000	4.500%, 5/3/2026[b]	222,272
700,000	4.875%, 2/13/2028	685,524

	Total	1,512,953

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	324,730
400,000	8.750%, 12/16/2020	447,904
200,000	6.250%, 1/19/2027[b]	198,600

	Total	971,234

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,020

	Total	200,020

Hungary (0.3%)
	Hungary Government International Bond
750,000	6.250%, 1/29/2020	823,500
10,000	6.375%, 3/29/2021	11,197
390,000	5.375%, 2/21/2023	425,209
720,000	5.750%, 11/22/2023	803,865
10,000	7.625%, 3/29/2041	13,938

	Total	2,077,709

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[b]	265,313

	Total	265,313

Indonesia (0.7%)
	Indonesia Government International Bond
520,000	3.700%, 1/8/2022[b]	527,114
330,000	2.625%, 6/14/2023[b,f]	363,555
843,000	5.875%, 1/15/2024	940,638
200,000	4.125%, 1/15/2025	201,156
520,000	3.375%, 7/30/2025[f]	588,486
210,000	4.750%, 1/8/2026[b]	219,860
330,000	4.350%, 1/8/2027[b]	335,049
200,000	3.750%, 6/14/2028[b,f]	226,521
280,000	8.500%, 10/12/2035	388,677
280,000	5.250%, 1/17/2042	286,659
600,000	6.750%, 1/15/2044	740,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Indonesia (0.7%) - continued
	Perusahaan Penerbit SBSN Indonesia III
$260,000	4.325%, 5/28/2025	$262,678
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	218,086

	Total	5,299,141

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
160,000	3.839%, 12/30/2018[b]	163,200

	Total	163,200

Japan (<0.1%)
	Universal Entertainment Corporation
251,319	8.500%, 8/24/2020*	257,916

	Total	257,916

Kazakhstan (0.1%)
	KazMunayGas National Company JSC
570,000	9.125%, 7/2/2018	617,880

	Total	617,880

Kenya (0.1%)
	Kenya Government International Bond
430,000	6.875%, 6/24/2024	414,972

	Total	414,972

Luxembourg (0.3%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[b]	208,875
	Gazprom Neft OAO Via GPN Capital SA
450,000	6.000%, 11/27/2023[b]	481,500
	Gazprom OAO Via Gaz Capital SA
350,000	9.250%, 4/23/2019	397,047
	Sberbank of Russia Via SB Capital SA
200,000	5.500%, 2/26/2024	204,000
	Severstal OAO
170,000	6.700%, 10/25/2017	175,525
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	206,500
	Wind Acquisition Finance SA
260,000	7.000%, 4/23/2021[f]	292,292
420,000	7.375%, 4/23/2021	436,758

	Total	2,402,497

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
340,000	4.875%, 12/1/2020[b,f]	387,571
280,000	5.625%, 7/26/2023[b,f]	317,455

	Total	705,026

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[b]	191,582
	MTN Mauritius Investment, Ltd.
270,000	6.500%, 10/13/2026[b]	272,714

	Total	464,296

Mexico (0.7%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[l]	92,472

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Mexico (0.7%) - continued
	Cemex SAB de CV
$100,000	4.750%, 1/11/2022[b,f]	$112,236
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[b]	207,190
	Mexican Bonos
4,783,300	8.000%, 12/7/2023[l]	237,836
3,396,900	7.500%, 6/3/2027[l]	161,937
1,804,400	8.500%, 5/31/2029[l]	91,826
693,300	8.500%, 11/18/2038[l]	34,853
	Mexican Cetes
2,138,500	Zero Coupon, 2/2/2017[l]	10,251
152,700	Zero Coupon, 3/2/2017[l]	729
733,200	Zero Coupon, 3/16/2017[l]	3,491
1,466,600	Zero Coupon, 3/30/2017[l]	6,969
6,110,100	Zero Coupon, 6/8/2017[l]	28,638
	Mexico Government International Bond
150,000	4.000%, 3/15/2115[f]	130,383
128,000	5.750%, 10/12/2110	118,929
9,316,000	10.000%, 12/5/2024[l]	516,761
200,000	4.350%, 1/15/2047	173,010
	Pemex Project Funding Master Trust
91,000	5.750%, 3/1/2018	94,276
	Petroleos Mexicanos
130,000	5.500%, 2/4/2019[b]	135,980
70,000	3.500%, 7/23/2020	69,300
480,000	6.375%, 2/4/2021	513,202
120,000	5.375%, 3/13/2022[b]	122,460
10,000	3.500%, 1/30/2023	9,250
710,000	5.125%, 3/15/2023[f]	829,963
920,000	6.875%, 8/4/2026	974,096
510,000	6.500%, 3/13/2027[b]	524,968
89,000	5.500%, 6/27/2044	72,869
20,000	6.375%, 1/23/2045	18,037
10,000	5.625%, 1/23/2046	8,326
127,000	6.750%, 9/21/2047	119,850
	Sigma Alimentos SA de CV
240,000	4.125%, 5/2/2026[b]	225,720

	Total	5,645,808

Mongolia (<0.1%)
	Mongolia Government International Bond
400,000	5.125%, 12/5/2022	346,750

	Total	346,750

Netherlands (0.4%)
	IHS Netherlands Holdco BV
440,000	9.500%, 10/27/2021[b]	464,673
	Listrindo Capital BV
200,000	4.950%, 9/14/2026[b]	195,700
	Petrobras Global Finance BV
1,140,000	8.375%, 5/23/2021	1,268,022
650,000	6.125%, 1/17/2022	671,775

	Total	2,600,170

Nigeria (0.1%)
	Nigeria Government International Bond
206,000	6.750%, 1/28/2021	209,255
200,000	6.375%, 7/12/2023	195,260

	Total	404,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Pakistan (0.1%)
	Pakistan Government International Bond
$100,000	6.875%, 6/1/2017	$101,191
360,000	8.250%, 4/15/2024[b]	399,157
110,000	7.875%, 3/31/2036	107,686

	Total	608,034

Panama (<0.1%)
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	53,125

	Total	53,125

Paraguay (0.2%)
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	159,075
180,000	8.125%, 1/24/2019[b]	190,890
	Paraguay Government International Bond
410,000	5.000%, 4/15/2026[b]	421,275
400,000	6.100%, 8/11/2044	405,224

	Total	1,176,464

Peru (0.1%)
	Abengoa Transmision Sur SA
319,328	6.875%, 4/30/2043*	327,311
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[b]	211,260
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[b]	100,800
260,000	6.750%, 11/23/2021	291,200
22,000	4.625%, 4/12/2023	22,633
80,000	4.625%, 4/12/2023[b]	82,300

	Total	1,035,504

Philippines (0.1%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	224,500
	Philippines Government International Bond
200,000	3.700%, 2/2/2042[m]	193,671

	Total	418,171

Romania (0.1%)
	Romania Government International Bond
440,000	6.750%, 2/7/2022	502,700
90,000	4.375%, 8/22/2023	93,015
20,000	4.875%, 1/22/2024	21,266
220,000	2.875%, 5/26/2028[f]	240,498
130,000	6.125%, 1/22/2044	153,396

	Total	1,010,875

Russia (0.2%)
	Gazprom OAO Via Gaz Capital SA
500,000	7.288%, 8/16/2037	574,250
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	217,032
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	205,812
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	202,500

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Russia (0.2%) - continued
	Russia Government International Bond
$200,000	4.875%, 9/16/2023[b]	$211,820
400,000	4.750%, 5/27/2026	413,088

	Total	1,824,502

South Africa (0.2%)
	South Africa Government International Bond
900,000	5.875%, 9/16/2025	970,236
5,800,000	10.500%, 12/21/2026[n]	477,343
200,000	4.300%, 10/12/2028	187,854
6,610,000	8.250%, 3/31/2032[n]	446,186

	Total	2,081,619

South Korea (<0.1%)
	Export-Import Bank of Korea
200,000	1.527%, 8/14/2017*,e	199,863
	Kookmin Bank
380,000	1.625%, 8/1/2019[b]	374,718

	Total	574,581

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.750%, 1/18/2022[b]	200,123
200,000	6.125%, 6/3/2025	191,795
600,000	6.850%, 11/3/2025[b]	599,341
230,000	6.825%, 7/18/2026[b]	229,453

	Total	1,220,712

Suriname (0.1%)
	Suriname Government International Bond
200,000	9.250%, 10/26/2026	201,886
280,000	9.250%, 10/26/2026[b]	282,640

	Total	484,526

Turkey (0.7%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	204,928
	Turkey Government International Bond
413,000	7.500%, 7/14/2017	423,325
140,000	6.750%, 4/3/2018	145,460
900,000	7.000%, 6/5/2020	970,200
600,000	6.250%, 9/26/2022	627,486
640,000	5.750%, 3/22/2024	644,800
261,000	7.375%, 2/5/2025	287,653
200,000	4.250%, 4/14/2026	178,960
837,000	6.000%, 3/25/2027	843,867
50,000	8.000%, 2/14/2034	57,375
50,000	6.875%, 3/17/2036	51,750
100,000	6.750%, 5/30/2040	101,860
200,000	6.000%, 1/14/2041	186,766
400,000	4.875%, 4/16/2043	326,156

	Total	5,050,586

Ukraine (<0.1%)
	Ukraine Government International Bond
298,000	Zero Coupon, 5/31/2040*	88,014

	Total	88,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value

United Arab Emirates (0.2%)
	Abu Dhabi Government International Bond
$200,000	3.125%, 5/3/2026	$197,832
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	231,537
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[b]	409,500

	Total	838,869

United States (0.4%)
	Cemex Finance, LLC.
140,000	4.625%, 6/15/2024[f]	156,868
	Comcel Trust
200,000	6.875%, 2/6/2024	209,500
	Commonwealth of Puerto Rico G.O.
120,000	8.000%, 7/1/2035, Ser. Aj	85,350
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. Aj	19,347
10,000	5.500%, 7/1/2039, Ser. Aj	6,638
100,000	6.000%, 7/1/2039, Ser. Bj	65,615
	HSBC Bank USA NA
380,000	6.000%, 8/15/2040*,o	386,525
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
10,000	5.375%, 8/1/2038, Ser. C	4,775
350,000	5.250%, 8/1/2041, Ser. C	167,125
75,000	5.000%, 8/1/2043, Ser. A-1	35,813
5,000	5.250%, 8/1/2043, Ser. A-1	2,388
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. A	45,362
55,000	6.750%, 8/1/2032, Ser. A	28,600
25,000	5.500%, 8/1/2037, Ser. A	11,937
35,000	5.375%, 8/1/2039, Ser. A	16,712
550,000	5.500%, 8/1/2042, Ser. A	262,625
35,000	6.000%, 8/1/2042, Ser. A	17,894
	U.S. Treasury Notes
530,000	1.375%, 4/30/2021	520,560
30,000	1.125%, 6/30/2021	29,095
1,033,000	2.250%, 1/31/2024	1,032,960
150,000	2.250%, 11/15/2025	147,914

	Total	3,253,603

Venezuela (0.3%)
	Petroleos de Venezuela SA
1,380,000	6.000%, 5/16/2024	551,310
1,617,000	6.000%, 11/15/2026	613,894
80,000	5.375%, 4/12/2027	30,200
	Venezuela Government International Bond
269,000	8.250%, 10/13/2024	126,968
483,000	9.250%, 5/7/2028	232,806
260,000	9.375%, 1/13/2034	126,360

	Total	1,681,538

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	115,500
	Vietnam Government International Bond
160,000	6.750%, 1/29/2020[b]	174,388

	Total	289,888

Principal Amount	Long-Term Fixed Income (9.1%)	Value

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
$140,000	5.750%, 1/31/2027[b]	$141,008

	Total	141,008

Zambia (0.1%)
	Zambia Government International Bond
380,000	8.970%, 7/30/2027[b]	379,544
800,000	8.970%, 7/30/2027	799,040

	Total	1,178,584

	Total Long-Term Fixed Income (cost $71,245,038)	70,109,687

Shares	Preferred Stock (0.9%)

Brazil (0.2%)
155,282	Vale SA ADR	1,504,682

	Total	1,504,682

Germany (<0.1%)
267	Draegerwerk AG & Company KGaA	23,482

	Total	23,482

South Korea (0.7%)
4,230	Samsung Electronics Company, Ltd.	5,716,846

	Total	5,716,846

	Total Preferred Stock (cost $5,124,346)	7,245,010

Shares	Registered Investment Companies (<0.1%)	Value

Equity Funds/ETFs (<0.1%)
2,390	iShares MSCI EAFE Index Fund	142,516

	Total	142,516

	Total Registered Investment Companies (cost $143,549)	142,516

Shares or Principal Amount	Short-Term Investments (1.0%)[p]

	Federal Home Loan Bank Discount Notes
100,000	0.460%, 2/1/2017[q]	100,000
100,000	0.520%, 3/10/2017[q]	99,947
100,000	0.529%, 3/29/2017	99,921
	Thrivent Core Short-Term Reserve Fund
744,116	0.950%	7,441,163

	Total Short-Term Investments (cost $7,741,027)	7,741,031

	Total Investments (cost $727,238,424) 99.0%	$767,172,468

	Other Assets and Liabilities, Net 1.0%	7,432,210

	Total Net Assets 100.0%	$774,604,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

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Schedule of Investments as of January 31, 2017

(unaudited)

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $28,111,394 or 3.6% of total net assets.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Principal amount is displayed in Argentine Pesos.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
f	Principal amount is displayed in Euros.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Principal amount is displayed in South African Rand.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of January 31, 2017 was $3,210,972 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,312
Belize Government International Bond, 8/20/2017	3/20/2013	101,256
Brazil Loan Trust 1, 7/24/2023	7/25/2013	341,298
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	708,559
Digicel, Ltd., 4/15/2021	1/20/2016	175,739
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,061
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
HSBC Bank USA NA, 8/15/2040	12/2/2011	473,544
Independencia International, Ltd., 12/30/2016	3/29/2010	100,628
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Ukraine Government International Bond, 5/31/2040	11/12/2015	139,543
Universal Entertainment Corporation, 8/24/2020	10/18/2016	251,612

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$72,849,113
Gross unrealized depreciation	(32,915,069)

Net unrealized appreciation (depreciation)	$39,934,044

Cost for federal income tax purposes	$727,238,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	35,237	–	35,237	–
Consumer Discretionary	89,215,900	1,401,480	87,814,420	–
Consumer Staples	70,890,011	2,858,740	68,031,271	–
Energy	51,886,968	1,962,240	49,924,728	–
Financials	135,846,185	4,540,107	131,305,756	322
Health Care	56,769,725	1,155,675	55,614,050	–
Industrials	103,694,221	1,535,622	102,158,599	–
Information Technology	47,998,611	1,816,731	46,181,880	–
Materials	62,296,208	768,916	61,527,292	–
Real Estate	24,998,677	–	24,998,677	–
Telecommunications Services	25,031,272	–	25,031,272	–
Utilities	13,271,209	–	13,271,209	–
Long-Term Fixed Income
Basic Materials	961,525	–	961,525	–
Capital Goods	734,437	–	734,437	–
Communications Services	2,574,021	–	2,574,021	–
Consumer Cyclical	257,916	–	257,916	–
Consumer Non-Cyclical^	1,070,851	–	1,070,851	0
Energy	10,518,791	–	10,518,791	–
Financials	4,581,201	–	4,581,201	–
Foreign Government	44,218,548	–	44,218,548	–
Technology	464,673	–	464,673	–
Transportation	587,466	–	587,466	–
U.S. Government and Agencies	1,803,398	–	1,803,398	–
U.S. Municipal	770,181	–	770,181	–
Utilities	1,566,679	–	1,566,679	–
Preferred Stock
Health Care	23,482	–	23,482	–
Information Technology	5,716,846	–	5,716,846	–
Materials	1,504,682	1,504,682	–	–
Registered Investment Companies
Equity Funds/ETFs	142,516	142,516	–	–
Short-Term Investments	299,868	–	299,868	–

Subtotal Investments in Securities	$759,731,305	$17,686,709	$742,044,274	$322

Other Investments *	Total
Short-Term Investments	7,441,163

Subtotal Other Investments	$7,441,163

Total Investments at Value	$767,172,468

*  Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	87,330	87,330	–	–
Foreign Currency Forward Contracts	457,502	–	457,502	–

Total Asset Derivatives	$544,832	$87,330	$457,502	$–

Liability Derivatives
Futures Contracts	46,321	46,321	–	–
Foreign Currency Forward Contracts	876,715	–	876,715	–

Total Liability Derivatives	$923,036	$46,321	$876,715	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $547,998 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	45	March 2017	$5,591,514	$5,601,094	$9,580
CBOT 2-Yr. U.S. Treasury Note	28	March 2017	6,063,018	6,070,313	7,295
CBOT 5-Yr. U.S. Treasury Note	(11)	March 2017	(1,293,595)	(1,296,539)	(2,944)
CBOT U.S. Long Bond	(3)	March 2017	(454,755)	(452,532)	2,223
CME Ultra Long Term U.S. Treasury Bond	17	March 2017	2,732,512	2,731,687	(825)
Eurex 10-yr. Euro Bund	(16)	March 2017	(2,792,825)	(2,799,460)	(6,635)
Eurex 2-Yr. Euro SCHATZ	(1)	March 2017	(121,107)	(121,148)	(41)
Eurex 30-Yr. Euro BUXL	(2)	March 2017	(371,253)	(360,382)	10,871
Eurex 5-Yr. Euro BOBL	(12)	March 2017	(1,718,544)	(1,722,114)	(3,570)
Eurex Euro STOXX 50 Index	22	March 2017	787,852	769,234	(18,618)
FTSE 100 Index	5	March 2017	450,981	444,170	(6,811)
ICE mini MSCI EAFE Index	36	March 2017	3,067,231	3,111,120	43,889
SFE S&P ASX Share Price Index 200	2	March 2017	217,522	210,645	(6,877)
SGX MSCI Singapore Index	2	February 2017	47,649	47,859	210
TSE Tokyo Price Index	4	March 2017	524,157	537,419	13,262
Total Futures Contracts					$41,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

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Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of January 31, 2017.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Argentina Peso	BOA	571,561	3/27/2017	$34,851	$35,092	$241
Argentina Peso	BNP	3,023,125	2/6/2017 - 4/24/2017	185,861	188,371	2,510
Argentina Peso	CITI	395,074	4/24/2017	23,925	23,946	21
Brazilian Real	MSC	4,712,872	2/2/2017 - 3/2/2017	1,468,281	1,493,987	25,706
Brazilian Real	BOA	1,589,363	2/2/2017	496,000	504,383	8,383
Chilean Peso	RBS	177,912,634	2/10/2017	269,390	274,154	4,764
Chilean Peso	CSFB	32,787,860	2/9/2017	49,000	50,527	1,527
Chinese Yuan	HSBC	3,481,790	3/6/2017 - 4/5/2017	493,511	504,546	11,035
Chinese Yuan Offshore	JPM	1,701,000	3/15/2017	240,077	247,629	7,552
Chinese Yuan Offshore	SB	851,078	3/15/2017	121,000	123,899	2,899
Chinese Yuan Offshore	HSBC	2,472,693	3/15/2017	355,877	359,971	4,094
Chinese Yuan Offshore	BNP	1,702,226	3/15/2017	241,498	247,808	6,310
Colombian Peso	RBS	368,339,444	2/6/2017	123,000	125,853	2,853
Colombian Peso	DB	149,830,000	2/13/2017	50,000	51,153	1,153
Colombian Peso	BOA	500,849,686	2/13/2017	172,232	170,994	(1,238)
Colombian Peso	CSFB	765,053,347	2/6/2017 - 2/17/2017	259,558	261,139	1,581
Czech Republic Koruna	JPM	16,512,845	4/28/2017 - 1/3/2018	642,562	669,822	27,260
Czech Republic Koruna	UBS	3,044,220	6/21/2017	126,169	123,292	(2,877)
Czech Republic Koruna	MSC	8,644,030	9/21/2017 - 11/22/2017	342,829	351,358	8,529
Czech Republic Koruna	BOA	3,046,197	6/21/2017	125,938	123,372	(2,566)
Czech Republic Koruna	CITI	13,363,556	6/21/2017 - 11/21/2017	536,907	542,297	5,390
Czech Republic Koruna	SSB	11,013,491	6/21/2017 - 9/20/2017	455,244	447,217	(8,027)
Euro	MSC	179,000	3/15/2017	190,425	193,556	3,131
Euro	BNP	358,630	3/15/2017 - 3/16/2017	377,907	387,811	9,904
Euro	JPM	116,000	3/15/2017	120,333	125,433	5,100
Euro	CITI	345,649	2/9/2017 - 6/21/2017	365,778	375,088	9,310
Euro	UBS	117,000	3/16/2017	121,370	126,522	5,152
Euro	SSB	22,814	6/21/2017	25,614	24,791	(823)
Euro	BOA	117,000	3/15/2017	124,991	126,515	1,524
Hungarian Forint	RBS	36,171,897	3/16/2017	124,231	126,209	1,978
Hungarian Forint	UBS	91,348,673	3/16/2017	310,275	318,729	8,454
Hungarian Forint	BNP	93,527,156	3/16/2017	321,686	326,330	4,644
Indian Rupee	MSC	9,103,268	2/21/2017	133,137	133,850	713
Indian Rupee	SB	21,142,922	2/10/2017 - 2/21/2017	309,985	311,060	1,075
Indian Rupee	HSBC	2,897,122	2/3/2017	42,393	42,687	294
Indian Rupee	UBS	11,221,039	2/28/2017	164,074	164,854	780
Indian Rupee	DB	8,323,918	2/3/2017	121,865	122,648	783
Indonesian Rupiah	HSBC	4,246,940,170	2/9/2017 - 2/27/2017	317,819	317,676	(143)
Indonesian Rupiah	DB	551,442,549	2/27/2017	41,067	41,214	147
Indonesian Rupiah	JPM	3,304,814,400	2/6/2017 - 2/17/2017	247,000	247,289	289
Indonesian Rupiah	BNP	941,310,950	2/24/2017	70,431	70,497	66
Indonesian Rupiah	CITI	754,101,779	2/24/2017	56,036	56,374	338
Indonesian Rupiah	UBS	3,914,964,522	2/24/2017 - 2/27/2017	291,078	292,628	1,550
Mexican Peso	BOA	18,059,167	3/15/2017	873,195	861,066	(12,129)
Mexican Peso	DB	4,088,909	3/15/2017	194,000	194,960	960
Mexican Peso	JPM	8,041,808	3/15/2017	372,000	383,436	11,436
Mexican Peso	CITI	20,500,627	3/15/2017	993,496	977,475	(16,021)
Mexican Peso	RBS	18,609,887	3/15/2017	889,673	887,324	(2,349)
New Taiwan Dollar	JPM	1,490,789	2/13/2017	46,363	47,579	1,216
Peruvian Nuevo Sol	JPM	195,202	2/23/2017	58,212	59,561	1,349
Peruvian Nuevo Sol	CITI	197,580	2/23/2017	60,000	60,286	286
Philippines Peso	JPM	6,188,183	2/21/2017	124,000	124,287	287
Polish Zloty	BNP	7,393,247	3/15/2017	1,757,912	1,845,958	88,046
Polish Zloty	BOA	346,142	3/15/2017	85,128	86,425	1,297
Polish Zloty	MSC	509,147	3/15/2017	122,575	127,125	4,550
Polish Zloty	UBS	514,156	3/15/2017	123,228	128,375	5,147
Russian Ruble	CITI	50,594,944	2/9/2017 - 3/3/2017	844,386	839,252	(5,134)
Russian Ruble	UBS	11,307,928	3/17/2017	187,958	186,487	(1,471)
Russian Ruble	CSFB	16,507,264	2/9/2017	272,578	274,071	1,493
Singapore Dollar	HSBC	178,544	3/15/2017	123,000	126,782	3,782
South African Rand	MSC	6,661,455	3/15/2017	485,079	491,629	6,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

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Schedule of Investments as of January 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
South African Rand	DB	1,042,601	3/15/2017	$73,000	$76,898	$3,898
South African Rand	UBS	910,087	3/15/2017	67,065	67,124	59
South African Rand	BNP	2,586,584	3/15/2017	186,959	190,776	3,817
South African Rand	JPM	684,024	3/15/2017	48,000	50,451	2,451
South African Rand	CITI	2,047,204	3/15/2017	148,000	150,993	2,993
South Korean Won	BOA	248,418,032	2/17/2017	212,687	213,819	1,132
South Korean Won	MSC	149,482,000	2/13/2017	124,000	128,655	4,655
South Korean Won	SB	723,767,349	2/13/2017 - 3/2/2017	613,002	623,047	10,045
South Korean Won	UBS	261,184,700	2/6/2017	225,392	224,772	(620)
South Korean Won	JPM	294,054,870	2/10/2017	246,000	253,074	7,074
South Korean Won	DB	429,376,995	2/13/2017 - 2/17/2017	358,839	369,560	10,721
Turkish Lira	MSC	2,496,904	3/15/2017	681,600	654,666	(26,934)
Turkish Lira	JPM	511,185	3/15/2017	134,000	134,028	28
Total Purchases				$21,422,532	$21,692,512	$269,980

Sales
Argentina Peso	RBS	784,137	2/6/2017	$49,016	$49,196	($180)
Argentina Peso	BNP	1,059,535	4/3/2017	62,880	64,856	(1,976)
Brazilian Real	MSC	4,549,206	2/2/2017 - 3/2/2017	1,346,236	1,442,876	(96,640)
Brazilian Real	BOA	1,354,758	2/2/2017	409,364	429,932	(20,568)
Chilean Peso	BNP	164,501,833	2/10/2017	244,057	253,489	(9,432)
Chinese Yuan Offshore	JPM	848,552	3/15/2017	121,000	123,531	(2,531)
Chinese Yuan Offshore	SB	2,560,793	3/15/2017	364,264	372,797	(8,533)
Chinese Yuan Offshore	HSBC	7,556,052	3/6/2017 - 4/5/2017	1,077,908	1,099,932	(22,024)
Chinese Yuan Offshore	BNP	867,616	3/15/2017	123,000	126,306	(3,306)
Colombian Peso	CSFB	512,630,072	2/6/2017	174,364	175,154	(790)
Czech Republic Koruna	SSB	609,864	6/21/2017	25,614	24,700	914
Czech Republic Koruna	CITI	7,299,896	6/21/2017	287,398	295,649	(8,251)
Euro	WBC	2,449,491	3/15/2017	2,570,140	2,648,687	(78,547)
Euro	HSBC	240,979	2/9/2017 - 3/15/2017	252,887	260,529	(7,642)
Euro	CITI	497,858	6/21/2017 - 11/21/2017	536,907	541,583	(4,676)
Euro	RBS	116,000	3/16/2017	124,231	125,441	(1,210)
Euro	BOA	192,000	3/15/2017 - 6/21/2017	211,066	208,214	2,852
Euro	BNP	418,000	3/15/2017 - 3/16/2017	446,229	452,011	(5,782)
Euro	JPM	4,912,184	2/9/2017 - 1/3/2018	5,107,421	5,308,996	(201,575)
Euro	UBS	522,434	3/15/2017 - 6/21/2017	559,672	565,539	(5,867)
Euro	MSC	437,172	3/15/2017 - 11/22/2017	465,404	475,144	(9,740)
Euro	SSB	411,610	6/21/2017 - 9/20/2017	455,244	447,917	7,327
Hungarian Forint	BNP	75,242,813	3/16/2017	254,147	262,534	(8,387)
Hungarian Forint	UBS	36,827,037	3/16/2017	121,370	128,495	(7,125)
Hungarian Forint	MSC	101,557,611	3/16/2017	343,809	354,350	(10,541)
Indian Rupee	SB	8,480,484	2/28/2017	124,000	124,591	(591)
Indian Rupee	UBS	11,221,039	2/3/2017	164,580	165,335	(755)
Indian Rupee	MSC	8,474,160	2/28/2017	124,000	124,498	(498)
Indonesian Rupiah	BNP	941,310,950	2/9/2017	70,510	70,497	13
Indonesian Rupiah	JPM	1,644,620,700	2/9/2017	123,000	123,085	(85)
Indonesian Rupiah	UBS	1,655,161,800	2/6/2017	124,075	123,902	173
Israel Shekel	CITI	456,778	3/15/2017	119,891	121,384	(1,493)
Mexican Peso	CSFB	212,355	2/2/2017	10,322	10,183	139
Mexican Peso	MSC	2,676,364	3/2/2017 - 3/16/2017	128,227	127,611	616
Mexican Peso	UBS	144,327	3/30/2017	6,965	6,865	100
Mexican Peso	RBS	22,750,311	3/15/2017	1,076,404	1,084,742	(8,338)
Mexican Peso	RBC	3,706,548	3/15/2017	172,000	176,729	(4,729)
Mexican Peso	CITI	26,960,655	3/15/2017 - 3/17/2017	1,231,923	1,285,122	(53,199)
Mexican Peso	JPM	3,265,580	3/15/2017 - 6/8/2017	149,583	155,353	(5,770)
New Taiwan Dollar	CITI	3,724,567	2/9/2017	116,912	118,855	(1,943)
New Taiwan Dollar	JPM	1,487,892	2/13/2017	46,433	47,486	(1,053)
New Taiwan Dollar	SB	3,883,680	3/2/2017	124,000	124,016	(16)
New Taiwan Dollar	HSBC	15,226,499	2/17/2017 - 3/3/2017	484,360	486,102	(1,742)
New Taiwan Dollar	UBS	56,005,807	4/20/2017 - 6/20/2017	1,768,672	1,793,864	(25,192)
New Taiwan Dollar	BNP	24,678,894	2/24/2017	776,303	787,909	(11,606)
Polish Zloty	BNP	506,159	3/15/2017	123,760	126,379	(2,619)
Polish Zloty	BOA	507,583	3/15/2017	124,991	126,734	(1,743)
Polish Zloty	MSC	786,465	3/15/2017	190,425	196,365	(5,940)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales
Polish Zloty	JPM	659,656	3/15/2017 - 3/23/2017	$154,776	$164,700	($9,924)
Russian Ruble	CITI	37,378,015	2/9/2017	620,000	620,591	(591)
Russian Ruble	CSFB	7,477,575	2/9/2017	125,000	124,151	849
Singapore Dollar	SB	349,969	3/15/2017	243,000	248,508	(5,508)
Singapore Dollar	WBC	674,510	3/15/2017	473,854	478,960	(5,106)
Singapore Dollar	HSBC	177,078	3/15/2017	124,000	125,741	(1,741)
South African Rand	MSC	4,279,959	3/15/2017	312,959	315,962	(3,003)
South African Rand	DB	6,231,703	3/10/2017	458,068	460,078	(2,010)
South African Rand	UBS	7,193,864	3/10/2017 - 3/15/2017	528,233	531,064	(2,831)
South African Rand	CITI	694,056	3/15/2017	49,000	51,191	(2,191)
South Korean Won	CITI	142,772,980	3/2/2017	124,000	122,858	1,142
South Korean Won	UBS	1,476,330,468	2/13/2017 - 2/17/2017	1,260,262	1,270,649	(10,387)
South Korean Won	DB	297,339,129	2/13/2017	248,000	255,911	(7,911)
South Korean Won	MSC	725,535,694	2/6/2017 - 3/2/2017	611,212	624,404	(13,192)
South Korean Won	HSBC	145,034,120	2/17/2017	124,000	124,834	(834)
South Korean Won	BNP	1,389,146,066	2/9/2017 - 2/10/2017	1,155,948	1,195,544	(39,596)
South Korean Won	SB	287,085,544	3/2/2017	248,000	247,041	959
Turkish Lira	HSBC	396,178	3/15/2017	100,000	103,874	(3,874)
Turkish Lira	BNP	1,719,068	3/15/2017	484,313	450,725	33,588
Turkish Lira	RBS	883,063	3/15/2017	245,000	231,531	13,469
Total Sales				$30,804,589	$31,493,782	($689,193)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($419,213)

Counterparty
BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Cash Management Trust- Collateral Investment	$2,547,690	$12,289,078	$14,836,768	–	$–	$2,332
Core Short-Term Reserve	8,289,014	48,202,513	49,050,364	744,116	7,441,163	22,397
Total Value and Income Earned	$10,836,704				$7,441,163	$24,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (96.5%)	Value

Consumer Discretionary (18.6%)
75,741	Amazon.com, Inc.[a]	$62,371,199
348,890	Comcast Corporation	26,313,284
162,980	Home Depot, Inc.	22,422,788
216,720	Walt Disney Company	23,980,068

	Total	135,087,339

Consumer Staples (4.4%)
197,350	CVS Health Corporation	15,553,154
204,310	Walgreens Boots Alliance, Inc.	16,741,161

	Total	32,294,315

Energy (3.2%)
51,980	Concho Resources, Inc.[a]	7,248,091
148,130	Halliburton Company	8,379,714
40,930	Pioneer Natural Resources Company	7,376,814

	Total	23,004,619

Financials (4.4%)
713,160	Bank of America Corporation	16,145,942
70,830	Goldman Sachs Group, Inc.	16,242,736

	Total	32,388,678

Health Care (15.9%)
110,789	Alexion Pharmaceuticals, Inc.[a]	14,477,906
74,365	Allergan plc[a]	16,277,755
301,740	Bristol-Myers Squibb Company	14,833,538
166,980	Celgene Corporation[a]	19,394,727
98,840	CIGNA Corporation	14,452,385
189,058	Gilead Sciences, Inc.	13,697,252
158,080	Medtronic plc	12,017,242
118,477	Vertex Pharmaceuticals, Inc.[a]	10,173,620

	Total	115,324,425

Industrials (4.5%)
278,130	CSX Corporation	12,902,451
134,190	Cummins, Inc.	19,727,272

	Total	32,629,723

Information Technology (45.5%)
82,488	Alliance Data Systems Corporation	18,838,610
43,803	Alphabet, Inc., Class Aa	35,926,783
34,188	Alphabet, Inc., Class Ca	27,240,657
275,084	Apple, Inc.	33,381,443
385,860	Facebook, Inc.[a]	50,285,275
271,070	MasterCard, Inc.	28,822,873
524,100	Microsoft Corporation	33,883,065
82,370	Palo Alto Networks, Inc.[a]	12,154,517
542,280	PayPal Holdings, Inc.[a]	21,571,898
414,200	Salesforce.com, Inc.[a]	32,763,220
432,230	Visa, Inc.	35,749,743

	Total	330,618,084

	Total Common Stock (cost $541,444,450)	701,347,183

Shares or Principal Amount	Short-Term Investments (3.6%)[b]	Value

	Federal Home Loan Bank Discount Notes
2,250,000	0.515%, 2/10/2017	2,249,775

Shares or Principal Amount	Short-Term Investments (3.6%)[b]	Value

	Thrivent Core Short-Term Reserve Fund
2,375,486	0.950%	$23,754,857

	Total Short-Term Investments (cost $26,004,567)	26,004,632

	Total Investments (cost $567,449,017) 100.1%	$727,351,815

	Other Assets and Liabilities, Net (0.1%)	(703,139)

	Total Net Assets 100.0%	$726,648,676

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$169,738,591
Gross unrealized depreciation	(9,835,793)

Net unrealized appreciation (depreciation)	$159,902,798

Cost for federal income tax purposes	$567,449,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	135,087,339	135,087,339	–	–
Consumer Staples	32,294,315	32,294,315	–	–
Energy	23,004,619	23,004,619	–	–
Financials	32,388,678	32,388,678	–	–
Health Care	115,324,425	115,324,425	–	–
Industrials	32,629,723	32,629,723	–	–
Information Technology	330,618,084	330,618,084	–	–
Short-Term Investments	2,249,775	–	2,249,775	–

Subtotal Investments in Securities	$703,596,958	$701,347,183	$2,249,775	$–

Other Investments *	Total

Short-Term Investments	23,754,857

Subtotal Other Investments	$23,754,857

Total Investments at Value	$727,351,815

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Cash Management Trust- Collateral Investment	$–	$4,770,960	$4,770,960	–	$–	$526
Core Short-Term Reserve	32,090,142	51,518,333	59,853,618	2,375,486	23,754,857	59,218
Total Value and Income Earned	$32,090,142				$23,754,857	$59,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (97.0%)	Value

Consumer Discretionary (10.0%)
383,100	Comcast Corporation	$28,893,402
109,514	Delphi Automotive plc	7,672,551
360,239	Harley-Davidson, Inc.	20,548,033
281,581	Lowe’s Companies, Inc.	20,577,939
157,565	Scripps Networks Interactive, Inc.	12,000,150

	Total	89,692,075

Consumer Staples (3.8%)
265,390	CVS Health Corporation	20,915,386
56,100	Kimberly-Clark Corporation	6,795,393
97,713	Wal-Mart Stores, Inc.	6,521,366

	Total	34,232,145

Energy (10.9%)
180,451	Baker Hughes, Inc.	11,382,849
274,459	Chevron Corporation	30,561,010
254,000	Devon Energy Corporation	11,567,160
123,832	EQT Corporation	7,507,934
1,289,961	Marathon Oil Corporation	21,606,847
49,500	Pioneer Natural Resources Company	8,921,385
1,269,750	Weatherford International plc[a]	6,615,397

	Total	98,162,582

Financials (27.0%)
133,000	American International Group, Inc.	8,546,580
1,412,910	Bank of America Corporation	31,988,283
408,300	Blackstone Group, LP	12,506,229
108,000	Capital One Financial Corporation	9,438,120
73,117	Chubb, Ltd.	9,614,154
648,840	Citigroup, Inc.	36,224,737
217,300	Comerica, Inc.	14,674,269
722,153	Fifth Third Bancorp	18,848,193
72,350	Goldman Sachs Group, Inc.	16,591,302
144,150	Intercontinental Exchange, Inc.	8,412,594
359,760	Invesco, Ltd.	10,404,259
408,120	MetLife, Inc.	22,205,809
126,310	Morgan Stanley	5,366,912
116,600	State Street Corporation	8,884,920
544,050	Synchrony Financial	19,487,871
204,120	Zions Bancorporation	8,611,823

	Total	241,806,055

Health Care (11.4%)
47,348	Amgen, Inc.	7,418,485
190,850	Express Scripts Holding Company[a]	13,145,748
172,433	Medtronic plc	13,108,357
516,710	Merck & Company, Inc.	32,030,853
536,550	Pfizer, Inc.	17,024,731
220,400	Roche Holding AG ADR	6,603,184
78,003	UnitedHealth Group, Inc.	12,644,286

	Total	101,975,644

Industrials (10.3%)
59,400	Boeing Company	9,707,148
318,200	CSX Corporation	14,761,298
265,250	Delta Air Lines, Inc.	12,530,410
115,953	Honeywell International, Inc.	13,719,559
122,400	Ingersoll-Rand plc	9,712,440
97,500	Norfolk Southern Corporation	11,452,350
28,450	Rockwell Automation, Inc.	4,210,315
152,700	United Parcel Service, Inc.	16,664,151

	Total	92,757,671

Information Technology (15.3%)
14,800	Alphabet, Inc.[a]	11,792,492
140,750	Apple, Inc.	17,080,013

Shares	Common Stock (97.0%)	Value

Information Technology (15.3%) - continued
1,180,730	Cisco Systems, Inc.	$36,272,026
530,731	Microsoft Corporation	34,311,759
495,250	Oracle Corporation	19,864,477
241,950	Texas Instruments, Inc.	18,276,903

	Total	137,597,670

Materials (3.5%)
179,850	Dow Chemical Company	10,724,456
140,686	Eastman Chemical Company	10,903,165
295,700	Mosaic Company	9,276,109

	Total	30,903,730

Telecommunications Services (1.6%)
297,999	Verizon Communications, Inc.	14,604,931

	Total	14,604,931

Utilities (3.2%)
459,290	PG&E Corporation	28,425,458

	Total	28,425,458

	Total Common Stock (cost $634,314,262)	870,157,961

Shares or Principal Amount	Short-Term Investments (3.0%)[b]	Value

	Thrivent Core Short-Term Reserve Fund
2,644,140	0.950%	26,441,404

	Total Short-Term Investments (cost $26,441,404)	26,441,404

	Total Investments (cost $660,755,666) 100.0%	$896,599,365

	Other Assets and Liabilities, Net <0.1%	244,350

	Total Net Assets 100.0%	$896,843,715

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$246,824,481
Gross unrealized depreciation	(10,980,782)

Net unrealized appreciation (depreciation)	$235,843,699

Cost for federal income tax purposes	$660,755,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	89,692,075	89,692,075	–	–
Consumer Staples	34,232,145	34,232,145	–	–
Energy	98,162,582	98,162,582	–	–
Financials	241,806,055	241,806,055	–	–
Health Care	101,975,644	101,975,644	–	–
Industrials	92,757,671	92,757,671	–	–
Information Technology	137,597,670	137,597,670	–	–
Materials	30,903,730	30,903,730	–	–
Telecommunications Services	14,604,931	14,604,931	–	–
Utilities	28,425,458	28,425,458	–	–

Subtotal Investments in Securities	$870,157,961	$870,157,961	$–	$–

Other Investments *	Total
Short-Term Investments	26,441,404

Subtotal Other Investments	$26,441,404

Total Investments at Value	$896,599,365

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust- Collateral Investment	$5,787,975	$700	$5,788,675	–	$–	$58
Core Short-Term Reserve	24,714,989	20,636,616	18,910,201	2,644,140	26,441,404	49,683
Total Value and Income Earned	$30,502,964				$26,441,404	$49,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value

Consumer Discretionary (10.5%)
54,870	Amazon.com, Inc.[a]	$45,184,348
100,535	Berkeley Group Holdings plc	3,550,861
152,400	Bridgestone Corporation	5,589,410
84,888	Bunzl plc	2,237,708
471,990	Comcast Corporation	35,597,486
144,200	Denso Corporation	6,244,510
214,965	Eutelsat Communications	3,666,606
148,500	Fuji Heavy Industries, Ltd.	5,942,395
399,200	Honda Motor Company, Ltd.	11,879,750
199,200	Inchcape plc	1,802,923
1,664,000	Li & Fung, Ltd.	721,568
11,959	Linamar Corporation	525,782
201,960	Lowe’s Companies, Inc.	14,759,237
13,879	LVMH Moet Hennessy Louis Vuitton SE	2,796,956
178,012	Marks and Spencer Group plc	754,526
11,200	Nifco, Inc.	563,921
12,298	Nokian Renkaat Oyj	461,343
133,685	Persimmon plc	3,256,093
13,662	Publicis Groupe SA	938,571
7,900	RTL Group SA	603,543
48,403	SES SA	941,190
888,300	Singapore Press Holdings, Ltd.	2,178,304
152,100	Sumitomo Forestry Company, Ltd.	2,092,286
107,100	Sumitomo Rubber Industries, Ltd.	1,672,790
7,000	Swatch Group AG	489,090
2,345	Valora Holding AG	784,392
142,640	Walt Disney Company	15,783,116
116,532	Wolters Kluwer NV	4,456,407
49,900	Yokohama Rubber Company, Ltd.	877,600

	Total	176,352,712

Consumer Staples (5.8%)
77,100	Axfood AB	1,267,733
330,600	Coca-Cola Amatil, Ltd.	2,444,891
137,800	Coca-Cola HBC AG	3,149,857
295,110	CVS Health Corporation	23,257,619
15,181	Henkel AG & Company KGaA	1,601,943
207,673	Imperial Brands plc	9,621,041
10,800	Kesko Oyj	546,495
62,500	Kewpie Corporation	1,562,308
64,570	Kimberly-Clark Corporation	7,821,364
37,400	Kirin Holdings Company, Ltd.	612,827
488,241	Koninklijke Ahold Delhaize NV	10,401,421
15,900	Lawson, Inc.	1,160,586
100	Lindt & Spruengli AG	555,038
41,200	Nestle SA	3,018,499
19,500	Seven & I Holdings Company, Ltd.	778,603
32,500	Suedzucker AG	859,813
133,850	Tate & Lyle plc	1,131,353
314,240	Walgreens Boots Alliance, Inc.	25,748,826
254,838	William Morrison Supermarkets plc	759,748

	Total	96,299,965

Energy (6.5%)
263,850	Baker Hughes, Inc.	16,643,658
2,982,978	BP plc	17,816,009
171,314	Chevron Corporation	19,075,814
68,190	Crescent Point Energy Corporation	794,960
110,507	EQT Corporation	6,700,039
93,116	John Wood Group plc	985,071
120,488	OMV AG	4,216,871
132,459	Petrofac, Ltd.	1,533,775
59,710	Pioneer Natural Resources Company	10,761,533
106,645	Royal Dutch Shell plc	2,888,972
26,819	Royal Dutch Shell plc, Class A	727,379

Shares	Common Stock (85.1%)	Value

Energy (6.5%) - continued
248,911	Royal Dutch Shell plc, Class B	$7,030,374
265,444	Snam SPA	1,010,314
91,529	Statoil ASA	1,706,759
107,429	Total SA	5,435,419
2,106,200	Weatherford International plc[a]	10,973,302

	Total	108,300,249

Financials (16.6%)
662,011	Aberdeen Asset Management plc	2,190,907
131,939	ASX, Ltd.	4,993,771
229,466	Australia & New Zealand Banking Group, Ltd.	5,098,348
1,011,257	Bank of America Corporation	22,894,858
270,394	Bank of East Asia, Ltd.[b]	1,151,732
160,874	Bank of Nova Scotia	9,613,496
408,190	Blackstone Group, LP	12,502,860
25,073	Canadian Imperial Bank of Commerce[b]	2,135,131
111,000	Chiba Bank, Ltd.	726,088
91,580	Chubb, Ltd.	12,041,854
55,569	CI Financial Corporation	1,161,558
415,060	Citigroup, Inc.	23,172,800
211,013	CNP Assurances	3,965,558
87,723	Danske Bank AS	2,925,957
586,525	Direct Line Insurance Group plc	2,627,530
64,500	Erste Group Bank AG	1,966,047
725,497	FlexiGroup, Ltd.	1,256,121
963,000	Fukuoka Financial Group, Inc.	4,250,964
76,830	Genworth MI Canada, Inc.[b]	1,926,580
147,720	Goldman Sachs Group, Inc.	33,875,150
78,300	Hang Seng Bank, Ltd.	1,595,987
44,263	Hannover Rueckversicherung SE	4,875,575
678,000	Henderson Group plc	1,871,365
1,309,750	HSBC Holdings plc	11,173,419
27,152	Intact Financial Corporation	1,982,487
313,650	Intercontinental Exchange, Inc.	18,304,614
414,600	Invesco, Ltd.	11,990,232
29,328	Macquarie Group, Ltd.	1,883,305
1,319,086	Mapfre SA	3,999,558
212,370	MetLife, Inc.	11,555,052
1,713,900	Mizuho Financial Group, Inc.	3,180,293
24,900	MS and AD Insurance Group Holdings, Inc.	832,993
5,104	Muenchener Rueckversicherungs-Gesellschaft AG	961,120
124,168	National Bank of Canada	5,359,859
191,487	Nordea Bank AB	2,311,685
61,056	Power Corporation of Canada	1,432,499
299,000	Resona Holdings, Inc.	1,618,808
142,800	State Street Corporation	10,881,360
77,774	Swiss Re AG	7,267,875
324,340	Synchrony Financial	11,617,859
140,400	T&D Holdings, Inc.	2,079,961
8,977	TMX Group, Ltd.	475,186
204,922	United Overseas Bank, Ltd.	3,047,593
253,425	Westpac Banking Corporation	6,100,801
5,280	Zurich Insurance Group AGa	1,520,501

	Total	278,397,297

Health Care (9.3%)
68,640	Alexion Pharmaceuticals, Inc.[a]	8,969,875
46,320	Allergan plc[a]	10,138,985
45,960	AstraZeneca plc	2,439,061
235,920	Bristol-Myers Squibb Company	11,597,827
72,540	CAE, Inc.	1,030,193
85,110	Celgene Corporation[a]	9,885,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value

Health Care (9.3%) - continued
82,730	CIGNA Corporation	$12,096,781
42,416	Essilor International SA	4,976,111
81,020	Express Scripts Holding Company[a]	5,580,658
139,200	Gilead Sciences, Inc.	10,085,040
107,964	GlaxoSmithKline plc	2,086,411
18,461	Hikma Pharmaceuticals plc	425,217
5,798	Lonza Group AG	1,065,204
302,430	Merck & Company, Inc.	18,747,636
34,915	Merck KGaA	3,852,259
256,338	Novartis AG	18,924,804
107,000	Novo Nordisk AS	3,866,953
619,490	Pfizer, Inc.	19,656,418
14,581	Roche Holding AG-Genusschein	3,454,945
85,056	Vertex Pharmaceuticals, Inc.[a]	7,303,759

	Total	156,183,663

Industrials (10.9%)
118,202	ABB, Ltd.	2,816,853
93,884	Abertis Infraestructuras SA	1,345,337
75,227	Adecco SA	5,382,855
362,099	Air New Zealand, Ltd.	557,913
54,100	Asahi Diamond Industrial Company, Ltd.	404,958
246,000	Asahi Glass Company, Ltd.	1,827,690
132,060	Boeing Company	21,581,245
154,880	Capita plc	977,164
277,160	CSX Corporation	12,857,452
98,990	Cummins, Inc.	14,552,520
82,000	Dai Nippon Printing Company, Ltd.	834,236
399,740	Delta Air Lines, Inc.	18,883,718
27,451	DSV AS	1,334,930
3,695	Flughafen Zuerich AG	726,658
22,700	Fraport AG Frankfurt Airport Services Worldwide	1,358,493
61,400	Fuji Machine Manufacturing Company, Ltd.	771,514
26,500	Hitachi Transport System, Ltd.	540,841
9,800	Hochtief AG	1,397,006
42,800	Inaba Denki Sangyo Company, Ltd.	1,517,473
591,900	ITOCHU Corporation	8,153,957
22,500	Jardine Matheson Holdings, Ltd.	1,388,700
141,900	KITZ Corporation	864,287
70,600	Komatsu, Ltd.	1,671,711
138,353	KONE Oyj	6,255,104
32,939	Koninklijke Boskalis Westminster NV	1,218,680
93,500	Marubeni Corporation	568,895
229,611	Meggitt plc	1,210,963
55,800	MIRAIT Holdings Corporation[b]	508,336
48,400	Mitsubishi Corporation	1,093,360
195,000	Mitsubishi Electric Corporation	2,967,640
65,000	Mitsuboshi Belting, Ltd.	565,641
32,900	Mitsui & Company, Ltd.	482,836
108,600	Nitto Kogyo Corporation	1,482,312
227,550	Norfolk Southern Corporation	26,728,023
16,415	Osterreichische Post AGa	593,819
37,843	Philips Lighting NVa,c	973,497
17,810	Randstad Holding NV	1,036,185
54,045	RELX NV	912,864
3,243	Rieter Holding AG	615,467
139,401	Rolls-Royce Holdings plc[a]	1,174,127
55,900	Sanwa Holdings Corporation	520,337
8,949	Schindler Holding AG, Participation Certificate	1,705,834
12,311	Schneider Electric SE	880,907
60,440	Siemens AG	7,818,466
31,335	Skanska AB	766,144

Shares	Common Stock (85.1%)	Value

Industrials (10.9%) - continued
109,263	SKF AB	$2,198,572
93,400	Smiths Group plc	1,770,299
334,500	Sojitz Corporation	862,147
156,813	Stagecoach Group plc	414,094
12,796	Sulzer, Ltd.	1,448,229
70,440	United Parcel Service, Inc.	7,687,117
82,006	Vinci SA	5,748,367
23,835	WSP Global, Inc.	838,552
20,200	Yuasa Trading Company, Ltd.	546,074

	Total	183,340,399

Information Technology (14.9%)
42,492	Alphabet, Inc., Class Aa	34,851,513
42,448	Alphabet, Inc., Class Ca	33,822,142
487,456	Apple, Inc.	59,152,786
92,100	Canon, Inc.	2,724,907
35,200	Capital Power Corporation	667,617
357,950	Cisco Systems, Inc.	10,996,224
222,310	Facebook, Inc.[a]	28,971,439
129,700	FUJIFILM Holdings NPV	5,022,667
69,500	Konica Minolta Holdings, Inc.	719,953
377,730	Microsoft Corporation	24,420,244
56,500	NEC Networks & System Integration Corporation	1,029,272
13,800	NTT Data Corporation	695,481
59,800	Palo Alto Networks, Inc.[a]	8,824,088
144,700	PayPal Holdings, Inc.[a]	5,756,166
21,500	Ryosan Company, Ltd.	667,673
191,700	Salesforce.com, Inc.[a]	15,163,470
31,690	Seagate Technology plc	1,430,804
17,321	Software AG	624,833
129,417	Telefonaktiebolaget LM Ericsson	765,933
8,800	Tokyo Electron, Ltd.	911,546
144,330	Visa, Inc.	11,937,534

	Total	249,156,292

Materials (4.6%)
42,316	APERAM	2,001,283
595,891	BHP Billiton, Ltd.	12,089,540
339,508	BlueScope Steel, Ltd.	2,886,924
245,600	Daicel Corporation	2,715,867
258,570	Dow Chemical Company	15,418,529
167,560	Eastman Chemical Company	12,985,900
158,137	Evonik Industries AG	5,133,442
47,300	JSR Corporation	810,694
166,000	Kuraray Company, Ltd.	2,631,099
39,200	Kyoei Steel, Ltd.	790,510
9,806	LafargeHolcim, Ltd.	527,993
201,800	Mitsubishi Chemical Holdings Corporation	1,407,546
21,700	Mitsubishi Materials Corporation	740,513
6,500	Nippon Shokubai Company, Ltd.	447,974
708,682	Norsk Hydro ASA	4,042,557
75,664	Nufarm, Ltd.	515,362
198,513	Orora, Ltd.	429,528
18,558	Rio Tinto, Ltd.	941,433
15,800	Sumitomo Seika Chemicals Company, Ltd.	657,643
75,000	Toagosei Company, Ltd.	802,875
89,000	Tosoh Corporation	672,428
109,965	UPM-Kymmene Oyj	2,494,009
18,900	Yamato Kogyo Company, Ltd.	565,139
129,037	Yara International ASA	5,440,924

	Total	77,149,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value

Real Estate (1.5%)
7,393	Befimmo SA	$405,445
395,200	CapitaLand Retail China Trust[a]	398,186
671,200	CapitaMall Trust	922,301
84,638	Cominar Real Estate Investment Trust	948,986
5,300	Daito Trust Construction Company, Ltd.	740,936
562,300	DEXUS Property Group	3,830,522
230,060	H&R Real Estate Investment Trust	3,988,591
45,196	Hamborner REIT AG	436,713
632,000	Hysan Development Company, Ltd.	2,880,306
61,000	Link REIT	416,849
2,593,024	New World Development Company, Ltd.	2,991,818
1,025,853	Stockland	3,385,221
48,000	Sun Hung Kai Properties, Ltd.	660,531
33,601	Wereldhave NV	1,472,895
99,000	Wheelock and Company, Ltd.	601,714
609,200	Wing Tai Holdings, Ltd.	751,189

	Total	24,832,203

Telecommunications Services (1.7%)
92,816	Elisa Oyj	3,127,694
96,730	Freenet AG	2,908,146
268,864	Inmarsat plc	2,059,990
1,391,702	KCOM Group plc	1,566,936
355,994	Koninklijke (Royal) KPN NV	1,025,614
87,200	Nippon Telegraph & Telephone Corporation	3,851,826
115,800	NTT DOCOMO, Inc.	2,768,788
1,649,744	PCCW, Ltd.	1,001,336
106,483	Proximus SA	3,058,173
7,174	Swisscom AG	3,164,783
264,080	TDC ASa	1,391,462
142,300	Telefonica Deutschland Holding AG	595,270
76,436	Telefonica SA	739,530
92,502	Telenor ASA	1,466,385

	Total	28,725,933

Utilities (2.8%)
31,422	ATCO, Ltd.	1,106,441
775,926	Centrica plc	2,196,670
64,983	E.ON SE	500,572
1,050,699	Electricidade de Portugal SA	3,055,576
1,106,500	HK Electric Investments, Ltd.[c]	923,607
983,000	Osaka Gas Company, Ltd.	3,684,698
514,930	PG&E Corporation	31,869,018
625,831	Redes Energeticas Nacionais SGPS SA	1,723,906
49,000	Toho Gas Company, Ltd.	366,557
142,490	United Utilities Group plc	1,650,116

	Total	47,077,161

	Total Common Stock (cost $1,107,226,963)	1,425,815,586

Shares	Registered Investment Companies (0.1%)	Value

Equity Funds/ETFs (<0.1%)
22,430	iShares MSCI EAFE Index Fund	1,337,501

	Total	1,337,501

	Total Registered Investment Companies (cost $1,340,434)	1,337,501

Shares	Preferred Stock (<0.1%)	Value

Consumer Staples (<0.1%)
4,705	Henkel AG & Company KGaA, 1.470%	$574,358

	Total	574,358

	Total Preferred Stock (cost $579,795)	574,358

Shares	Collateral Held for Securities Loaned (0.2%)	Value

3,478,263	Thrivent Cash Management Trust	3,478,263

	Total Collateral Held for Securities Loaned (cost $3,478,263)	3,478,263

Shares or Principal Amount	Short-Term Investments (12.9%)[d]	Value

	Federal Agricultural Mortgage Corporation Guaranteed Notes Trust
5,000,000	5.125%, 4/19/2017[c]	5,049,245
	Federal Home Loan Bank Discount Notes
20,040,000	0.427%, 2/1/2017[e]	20,040,000
965,000	0.460%, 2/2/2017	964,989
5,830,000	0.472%, 2/3/2017	5,829,872
4,230,000	0.470%, 2/8/2017	4,229,670
10,300,000	0.470%, 2/9/2017	10,299,083
11,650,000	0.510%, 2/10/2017	11,648,835
6,500,000	0.515%, 2/16/2017	6,498,915
8,870,000	0.515%, 2/17/2017	8,868,421
1,920,000	0.515%, 2/23/2017	1,919,532
8,200,000	0.520%, 2/24/2017	8,197,901
6,400,000	0.528%, 3/3/2017	6,397,280
8,590,000	0.520%, 3/8/2017	8,585,739
1,900,000	0.520%, 3/10/2017	1,899,004
12,950,000	0.520%, 3/15/2017	12,942,295
2,135,000	0.525%, 3/17/2017	2,133,670
6,640,000	0.530%, 3/27/2017	6,634,920
3,800,000	0.530%, 4/4/2017[e]	3,796,531
1,900,000	0.530%, 4/7/2017	1,898,182
8,500,000	0.530%, 4/12/2017[e]	8,491,237
	Thrivent Core Short-Term Reserve Fund
8,001,709	0.950%	80,017,085

	Total Short-Term Investments (cost $216,337,106)	216,342,406

	Total Investments (cost $1,328,962,561) 98.3%	$1,647,548,114

	Other Assets and Liabilities, Net 1.7%	27,934,245

	Total Net Assets 100.0%	$1,675,482,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $6,946,349 or 0.4% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of January 31, 2017:

Securities Lending Transactions

Common Stock	$3,309,837

Total lending	$3,309,837
Gross amount payable upon return of collateral for securities loaned	$3,478,263

Net amounts due to counterparty	$168,426

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$341,058,799
Gross unrealized depreciation	(22,473,246)

Net unrealized appreciation (depreciation)	$318,585,553

Cost for federal income tax purposes	$1,328,962,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	176,352,712	111,324,187	65,028,525	–
Consumer Staples	96,299,965	56,827,809	39,472,156	–
Energy	108,300,249	64,154,346	44,145,903	–
Financials	278,397,297	168,836,639	109,560,658	–
Health Care	156,183,663	114,062,505	42,121,158	–
Industrials	183,340,399	102,290,075	81,050,324	–
Information Technology	249,156,292	235,326,410	13,829,882	–
Materials	77,149,712	28,404,429	48,745,283	–
Real Estate	24,832,203	–	24,832,203	–
Telecommunications Services	28,725,933	–	28,725,933	–
Utilities	47,077,161	31,869,018	15,208,143	–
Registered Investment Companies
Equity Funds/ETFs	1,337,501	1,337,501	–	–
Preferred Stock
Consumer Staples	574,358	–	574,358	–
Short-Term Investments	136,325,321	–	136,325,321	–

Subtotal Investments in Securities	$1,564,052,766	$914,432,919	$649,619,847	$–

Other Investments *	Total
Short-Term Investments	80,017,085
Collateral Held for Securities Loaned	3,478,263

Subtotal Other Investments	$83,495,348

Total Investments at Value	$1,647,548,114

*  Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,420,607	3,420,607	–	–

Total Asset Derivatives	$3,420,607	$3,420,607	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $12,795,912 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME S&P 500 Index	58	March 2017	$32,915,383	$32,980,250	$64,867
Eurex Euro STOXX 50 Index	2,189	March 2017	75,895,849	76,538,792	642,943
Eurex Stoxx Europe 600 Index	578	March 2017	11,052,523	11,228,056	175,533
FTSE 100 Index	250	March 2017	21,660,438	22,208,489	548,051
ICE mini MSCI EAFE Index	879	March 2017	73,973,967	75,963,180	1,989,213
Total Futures Contracts					$3,420,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust- Collateral Investment	$13,952,780	$38,985,181	$49,459,698	3,478,263	$3,478,263	$40,262
Core Short-Term Reserve	78,428,796	100,672,976	99,084,687	8,001,709	80,017,085	175,633
Total Value and Income Earned	$92,381,576				$83,495,348	$215,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$2,134,857	3.750%, 6/30/2019	$2,147,965

	Total	2,147,965

Capital Goods (0.4%)
	Cortes NP Acquisition Corporation, Term Loan
2,700,000	6.029%, 11/30/2023	2,713,500

	Total	2,713,500

Consumer Cyclical (1.1%)
	IMG Worldwide, Inc., Term Loan
2,750,000	8.290%, 5/6/2022	2,753,438
	Mohegan Tribal Gaming Authority, Term Loan
2,808,162	5.500%, 10/13/2023	2,835,738
	Scientific Games International, Inc., Term Loan
2,026,000	6.008%, 10/1/2021[b,c]	2,039,939

	Total	7,629,115

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
950,000	8.500%, 8/23/2021	1,038,663

	Total	1,038,663

	Total Bank Loans (cost $13,056,573)	13,529,243

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,462,205	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[d]	955,222

	Total	955,222

Basic Materials (4.9%)
	Alcoa Nederland Holding BV
1,425,000	6.750%, 9/30/2024[e]	1,546,125
1,425,000	7.000%, 9/30/2026[e]	1,562,156
	Alpha 3 BV
1,200,000	6.250%, 2/1/2025[e]	1,197,000
	ArcelorMittal SA
1,935,000	6.500%, 3/1/2021	2,113,987
	Bluescope Steel Finance, Ltd.
2,380,000	6.500%, 5/15/2021[e]	2,519,825
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[e]	2,016,389
1,901,000	7.000%, 2/15/2021[e]	1,943,772
	GCP Applied Technologies, Inc.
1,310,000	9.500%, 2/1/2023[e]	1,493,400
	Hexion, Inc.
1,410,000	6.625%, 4/15/2020	1,314,825
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[e]	396,563
750,000	7.625%, 1/15/2025[e]	802,500
	INEOS Group Holdings SA
2,855,000	5.625%, 8/1/2024[e,f]	2,847,863
	Midwest Vanadium, Pty. Ltd.
2,925,409	11.500%, 2/15/2018*,g	58,508
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[e]	1,510,438

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Basic Materials (4.9%) - continued
$2,030,000	5.875%, 9/30/2026[e]	$2,068,063
	PQ Corporation
950,000	6.750%, 11/15/2022[e]	1,028,375
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023	2,918,125
	Teck Resources, Ltd.
1,430,000	8.000%, 6/1/2021[e]	1,576,575
950,000	8.500%, 6/1/2024[e]	1,105,562
	Tembec Industries, Inc.
3,065,000	9.000%, 12/15/2019[e]	3,103,312
	Versum Materials, Inc.
1,430,000	5.500%, 9/30/2024[e]	1,487,200

	Total	34,610,563

Capital Goods (9.5%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020*,h	123,750
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019*,h	136,800
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[e]	2,894,788
	AECOM
3,760,000	5.750%, 10/15/2022	3,962,100
935,000	5.875%, 10/15/2024	1,007,462
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,170,606
	Ardagh Packaging Finance plc
3,810,000	7.250%, 5/15/2024[e]	4,081,463
1,880,000	6.000%, 2/15/2025[e]	1,891,750
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,760,616
	Bombardier, Inc.
3,805,000	7.500%, 3/15/2025[e]	3,814,512
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[e]	3,918,688
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2022[e]	2,507,379
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[e,f]	2,528,750
	CNH Industrial Capital, LLC
1,440,000	3.625%, 4/15/2018	1,461,600
1,575,000	4.375%, 11/6/2020	1,632,094
	CNH Industrial NV
1,700,000	4.500%, 8/15/2023	1,701,020
	Eagle Materials, Inc.
1,430,000	4.500%, 8/1/2026	1,423,293
	Flex Acquisition Company, Inc.
1,000,000	6.875%, 1/15/2025[e]	1,016,625
	Herc Rentals, Inc.
2,820,000	7.750%, 6/1/2024[e]	3,052,650
	Huntington Ingalls Industries, Inc.
2,350,000	5.000%, 11/15/2025[e]	2,449,875
	Masonite International Corporation
2,945,000	5.625%, 3/15/2023[e]	3,048,075
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[e]	2,820,700
	Reynolds Group Issuer, Inc.
821,900	8.250%, 2/15/2021	846,146
1,995,000	5.125%, 7/15/2023[e]	2,044,875
	Ritchie Bros. Auctioneers, Inc.
1,295,000	5.375%, 1/15/2025[e]	1,319,281
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,426,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Capital Goods (9.5%) - continued
	U.S. Concrete, Inc.
$2,620,000	6.375%, 6/1/2024	$2,764,100
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	975,250
2,380,000	5.875%, 9/15/2026	2,472,225

	Total	67,252,848

Communications Services (18.2%)
	Altice Financing SA
1,660,000	6.625%, 2/15/2023[e]	1,733,663
2,855,000	7.500%, 5/15/2026[e]	3,013,809
	Altice Finco SA
950,000	9.875%, 12/15/2020[e,f]	1,001,062
460,000	8.125%, 1/15/2024[e,f]	488,750
200,000	7.625%, 2/15/2025[e,f]	206,750
	AMC Networks, Inc.
3,340,000	4.750%, 12/15/2022	3,406,800
2,400,000	5.000%, 4/1/2024	2,448,000
	CBS Radio, Inc.
2,845,000	7.250%, 11/1/2024[e]	2,964,120
	CCO Holdings, LLC
1,835,000	5.250%, 3/15/2021	1,887,756
1,835,000	5.250%, 9/30/2022	1,899,629
4,500,000	5.875%, 4/1/2024[e]	4,813,605
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[e]	2,914,142
	CenturyLink, Inc.
1,185,000	7.500%, 4/1/2024[f]	1,254,619
	Cincinnati Bell, Inc.
2,350,000	7.000%, 7/15/2024[e]	2,482,188
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	3,137,220
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[e]	4,706,644
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,435,087
2,780,000	6.000%, 4/15/2021*	2,591,794
	Frontier Communications Corporation
6,287,000	10.500%, 9/15/2022	6,573,844
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[e]	3,170,063
	Hughes Satellite Systems Corporation
6,190,000	6.625%, 8/1/2026[e]	6,406,650
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,097,500
	Level 3 Financing, Inc.
1,380,000	6.125%, 1/15/2021	1,426,575
	McGraw-Hill Global Education Holdings, LLC
2,855,000	7.875%, 5/15/2024[e,f]	2,644,444
	Neptune Finco Corporation
5,050,000	10.875%, 10/15/2025[e]	6,009,500
	Nexstar Escrow Corporation
2,750,000	5.625%, 8/1/2024[e]	2,746,563
	SFR Group SA
3,910,000	6.000%, 5/15/2022[e]	4,022,412
2,290,000	6.250%, 5/15/2024[e]	2,304,313
2,380,000	7.375%, 5/1/2026[e]	2,442,475
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[e]	1,433,575
	Sprint Communications, Inc.
2,530,000	7.000%, 3/1/2020[e]	2,748,212

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Communications Services (18.2%) - continued
$4,640,000	6.000%, 11/15/2022	$4,721,200
	Sprint Corporation
11,385,000	7.625%, 2/15/2025[f]	12,224,644
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,302,287
3,140,000	6.000%, 4/15/2024	3,351,950
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[e]	4,836,000
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[e]	1,033,471
950,000	5.500%, 8/15/2026[e]	964,250
	WMG Acquisition Corporation
3,675,000	6.750%, 4/15/2022[e]	3,867,937
715,000	5.000%, 8/1/2023[e]	716,788
	Zayo Group, LLC
3,575,000	6.375%, 5/15/2025	3,773,859
1,640,000	5.750%, 1/15/2027[e]	1,676,900
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[e]	1,188,113

	Total	129,069,163

Consumer Cyclical (14.6%)
	Allison Transmission, Inc.
3,480,000	5.000%, 10/1/2024[e]	3,506,100
	Argos Merger Sub, Inc.
4,270,000	7.125%, 3/15/2023[e,f]	4,195,275
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[e]	3,623,550
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,252,950
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,226,625
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,236,117
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,958,512
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[e]	3,781,206
	Dollar Tree, Inc.
1,880,000	5.750%, 3/1/2023	1,986,220
	Goodyear Tire & Rubber Company
2,850,000	5.000%, 5/31/2026	2,871,375
	Hanesbrands, Inc.
1,800,000	4.875%, 5/15/2026[e]	1,773,000
	Hilton Escrow Issuer, LLC
2,350,000	4.250%, 9/1/2024[e]	2,305,938
	KB Home
1,750,000	8.000%, 3/15/2020	1,944,687
1,420,000	7.500%, 9/15/2022	1,537,150
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,569,425
1,640,000	5.625%, 2/15/2022	1,717,900
	Lennar Corporation
940,000	4.500%, 11/15/2019	975,250
3,290,000	4.125%, 1/15/2022	3,317,801
1,410,000	4.750%, 5/30/2025	1,420,575
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[e]	3,731,406
2,935,000	4.875%, 11/1/2024[e]	2,935,000
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,500,242
	Mattamy Group Corporation
2,820,000	6.875%, 12/15/2023[e]	2,904,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Cyclical (14.6%) - continued
	Mohegan Tribal Gaming Authority
$2,850,000	7.875%, 10/15/2024[e,f]	$2,985,375
	New Cotai, LLC
2,026,324	10.625%, 5/1/2019*	1,550,138
	Prime Security Services Borrower, LLC
3,000,000	9.250%, 5/15/2023[e]	3,251,250
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	724,200
840,000	5.000%, 4/15/2023	848,400
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021	2,948,400
2,840,000	6.125%, 4/1/2023[e]	2,957,150
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	1,895,200
2,350,000	10.000%, 12/1/2022	2,407,857
	Seminole Indian Tribe of Florida
2,385,000	7.804%, 10/1/2020*	2,408,850
	ServiceMaster Company, LLC
3,790,000	5.125%, 11/15/2024[e]	3,837,375
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[e,f]	2,434,237
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,345,850
	Tunica-Biloxi Gaming Authority
4,180,000	9.000%, 11/15/2015*,g	1,463,000
	West Corporation
3,210,000	5.375%, 7/15/2022[e]	3,089,625
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[e]	1,932,271
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[e]	1,924,219
1,875,000	4.750%, 4/29/2025[e]	1,906,313

	Total	103,180,614

Consumer Non-Cyclical (10.9%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[e]	2,697,600
	Albertsons Companies, LLC
2,380,000	6.625%, 6/15/2024[e]	2,480,436
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,374,250
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,954,240
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[e]	3,825,800
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[e]	3,261,087
	Grifols Worldwide Operations, Ltd.
3,855,000	5.250%, 4/1/2022	4,000,488
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,572,837
4,190,000	5.875%, 3/15/2022	4,551,387
1,640,000	4.750%, 5/1/2023	1,699,450
3,295,000	5.375%, 2/1/2025	3,360,900
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[e]	2,846,250
4,795,000	5.750%, 6/15/2025[e]	4,902,888
	Lamb Weston Holdings, Inc.
1,420,000	4.625%, 11/1/2024[e]	1,423,550
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[e]	4,043,363
	Post Holdings, Inc.
2,775,000	5.000%, 8/15/2026[e]	2,683,064

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Non-Cyclical (10.9%) - continued
	Prestige Brands, Inc.
$710,000	6.375%, 3/1/2024[e]	$740,175
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,255,900
	Spectrum Brands Escrow Corporation
1,820,000	6.625%, 11/15/2022	1,929,200
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025	1,964,600
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,291,750
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,901,250
470,000	7.500%, 1/1/2022[e]	504,075
	TreeHouse Foods, Inc.
3,635,000	4.875%, 3/15/2022	3,744,050
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[e]	2,016,288
4,695,000	5.500%, 3/1/2023[e]	3,556,463
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[e]	2,458,562

	Total	77,039,903

Energy (13.0%)
	Alta Mesa Holdings, LP
2,250,000	7.875%, 12/15/2024[e]	2,418,750
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,425,612
2,360,000	5.625%, 6/1/2023	2,407,200
	Cheniere Corpus Christi Holdings, LLC
1,800,000	7.000%, 6/30/2024[e]	2,009,250
2,500,000	5.875%, 3/31/2025[e]	2,643,750
	Chesapeake Energy Corporation
3,054,000	8.000%, 1/15/2025[e,f]	3,141,803
	Concho Resources, Inc.
3,045,000	4.375%, 1/15/2025	3,105,900
	Continental Resources, Inc.
3,330,000	5.000%, 9/15/2022	3,404,925
2,390,000	4.500%, 4/15/2023	2,360,125
	Crestwood Midstream Partners, LP
2,365,000	6.250%, 4/1/2023	2,441,862
	Diamondback Energy, Inc.
1,895,000	4.750%, 11/1/2024[e]	1,892,631
	Holly Energy Partners, LP
835,000	6.000%, 8/1/2024[e]	874,663
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,404,325
1,410,000	5.000%, 3/1/2021	983,475
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[e]	970,231
2,840,000	6.375%, 1/30/2023[e]	2,641,200
	MPLX, LP
4,315,000	4.875%, 12/1/2024	4,526,552
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024[f]	1,276,275
	Noble Holding International, Ltd.
1,880,000	7.750%, 1/15/2024	1,868,250
	Oasis Petroleum, Inc.
3,100,000	6.875%, 1/15/2023[f]	3,173,625
	Precision Drilling Corporation
1,315,402	6.625%, 11/15/2020	1,344,998
940,000	6.500%, 12/15/2021	965,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Energy (13.0%) - continued
$2,370,000	7.750%, 12/15/2023[e]	$2,559,600
1,150,000	5.250%, 11/15/2024	1,129,875
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[e]	3,810,450
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022	4,041,062
940,000	7.250%, 5/1/2023[f]	1,008,150
	Rowan Companies, Inc.
4,760,000	4.875%, 6/1/2022	4,527,950
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,549,287
1,915,000	5.625%, 3/1/2025	2,080,169
2,380,000	5.875%, 6/30/2026[e]	2,644,775
	Sunoco, LP
2,335,000	5.500%, 8/1/2020	2,387,538
1,170,000	6.375%, 4/1/2023	1,201,005
	Tesoro Corporation
4,000,000	4.750%, 12/15/2023[e]	4,110,000
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019	2,228,625
1,870,000	6.250%, 10/15/2022	1,991,550
	Weatherford International, Ltd.
1,905,000	7.750%, 6/15/2021[f]	1,966,913
2,145,000	4.500%, 4/15/2022[f]	1,909,050
	WPX Energy, Inc.
1,910,000	7.500%, 8/1/2020	2,072,350
2,330,000	8.250%, 8/1/2023[f]	2,650,375

	Total	92,149,976

Financials (8.0%)
	Aircastle, Ltd.
2,800,000	5.000%, 4/1/2023	2,842,224
	Ally Financial, Inc.
5,630,000	4.125%, 3/30/2020	5,728,525
2,120,000	4.125%, 2/13/2022	2,117,350
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 4/15/2024[e,i]	1,000,000
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 4/18/2017[i]	1,389,530
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,313,750
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,273,106
	Credit Agricole SA
935,000	6.625%, 9/23/2019[e,i]	919,806
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[e]	3,126,588
	Grinding Media, Inc.
2,500,000	7.375%, 12/15/2023[e]	2,640,625
	HSBC Holdings plc
960,000	6.875%, 6/1/2021[f,i]	1,019,551
	Icahn Enterprises, LP
3,625,000	6.000%, 8/1/2020	3,713,812
3,290,000	6.250%, 2/1/2022[e]	3,314,675
	ILFC E-Capital Trust II
1,605,000	4.920%, 12/21/2065[e,j]	1,456,537
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,373,500
	Lloyds Banking Group plc
920,000	6.657%, 5/21/2037[e,i]	1,000,500
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,088,820
2,640,000	5.500%, 5/1/2024	2,679,600

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (8.0%) - continued
	Park Aerospace Holdings, Ltd.
$2,820,000	5.250%, 8/15/2022[c,e]	$2,890,500
	Quicken Loans, Inc.
5,145,000	5.750%, 5/1/2025[e]	4,952,063
	Royal Bank of Scotland Group plc
1,635,000	7.500%, 8/10/2020[i]	1,585,950
	VEREIT Operating Partnership, LP
3,556,000	4.875%, 6/1/2026	3,625,129

	Total	57,052,141

Foreign Government (0.4%)
	Argentina Government International Bond
2,820,000	6.875%, 1/26/2027[e]	2,788,980

	Total	2,788,980

Technology (6.3%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[e]	5,982,300
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,418,525
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[e]	4,502,266
	Diamond Finance Corporation
950,000	5.875%, 6/15/2021[e]	1,002,077
1,430,000	7.125%, 6/15/2024[e]	1,565,646
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,969,825
970,000	5.875%, 1/15/2026	1,029,267
	First Data Corporation
3,000,000	5.375%, 8/15/2023[e]	3,090,000
1,690,000	7.000%, 12/1/2023[e]	1,791,400
	Inception Merger Sub, Inc.
3,760,000	8.625%, 11/15/2024[e]	3,901,000
	Micron Technology, Inc.
4,270,000	5.250%, 8/1/2023[e]	4,280,675
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[e]	2,152,200
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[e]	4,217,762
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023	1,466,400
	Western Digital Corporation
2,800,000	10.500%, 4/1/2024[e]	3,300,500

	Total	44,669,843

Transportation (3.9%)
	American Airlines Pass Through Trust
2,812,227	5.600%, 7/15/2020[e]	2,910,655
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[e,f]	3,014,750
3,150,000	5.500%, 4/1/2023[f]	3,055,500
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,860,650
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*,f	1,477,725
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[f]	1,575,787
1,605,000	8.125%, 11/15/2021[e]	1,456,537
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[e]	1,478,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Transportation (3.9%) - continued
	Teekay Offshore Partners, LP
$3,210,000	6.000%, 7/30/2019	$2,889,000
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021[g]	574,000
	United Airlines Pass Through Trust
1,177,140	5.375%, 8/15/2021	1,221,283
	XPO Logistics, Inc.
4,290,000	6.500%, 6/15/2022[e,f]	4,477,688
1,430,000	6.125%, 9/1/2023[e]	1,481,838

	Total	27,473,413

Utilities (3.2%)
	Calpine Corporation
3,280,000	5.375%, 1/15/2023[f]	3,230,800
	Covanta Holding Corporation
1,650,000	6.375%, 10/1/2022	1,701,562
	Dynegy, Inc.
4,280,000	7.625%, 11/1/2024[f]	4,076,700
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[e,i]	2,378,125
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	3,886,425
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	4,109,738
	Targa Resources Partners, LP
1,430,000	5.375%, 2/1/2027[e]	1,481,838
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,085,000

	Total	22,950,188

	Total Long-Term Fixed Income (cost $656,483,196)	659,192,854

Shares	Preferred Stock (1.2%)	Value

Consumer Staples (0.2%)
36,650	CHS, Inc., 7.100%[i]	1,007,509

	Total	1,007,509

Financials (1.0%)
52,669	Citigroup, Inc., 6.875%[i]	1,464,725
48,000	Discover Financial Services 6.500%[i]	1,238,400
74,979	Goldman Sachs Group, Inc., 5.500%[i]	1,920,212
16,984	Morgan Stanley, 6.875%[i]	467,739
17,280	PNC Financial Services Group, Inc., 6.125%[i]	490,061
1,440	Wells Fargo & Company, Convertible, 7.500%[i]	1,729,512

	Total	7,310,649

	Total Preferred Stock (cost $8,214,056)	8,318,158

Shares	Registered Investment Companies (0.6%)	Value

Equity Funds/ETFs (0.6%)
25,604	Energy Select Sector SPDR Fund	1,866,531
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[f]	2,124,240

	Total	3,990,771

	Total Registered Investment Companies (cost $3,360,650)	3,990,771

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	$4

	Total	4

Energy (0.1%)
6,516	Vantage Drilling International[l]	788,436

	Total	788,436

Financials (<0.1%)
10	New Cotai, LLC*,k,l	0

	Total	0

	Total Common Stock (cost $3,140,190)	788,440

Shares	Collateral Held for Securities Loaned (8.8%)	Value

62,484,580	Thrivent Cash Management Trust	62,484,580

	Total Collateral Held for Securities Loaned (cost $62,484,580)	62,484,580

Shares or Principal Amount	Short-Term Investments (2.2%)[m]	Value

	Thrivent Core Short-Term Reserve Fund
1,581,434	0.950%	15,814,341

	Total Short-Term Investments (cost $15,814,341)	15,814,341

	Total Investments (cost $762,553,586) 107.8%	$764,118,387

	Other Assets and Liabilities, Net (7.8%)	(55,597,089)

	Total Net Assets 100.0%	$708,521,298

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $336,917,053 or 47.6% of total net assets.
f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of January 31, 2017 was $13,619,152 or 1.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost

Abengoa Finance SAU, 2/1/2020	12/6/2013	$2,750,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,040,000
Digicel, Ltd., 4/15/2021	3/19/2013	2,780,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,773,675
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/15/2013	2,061,403
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,284,856
Tunica-Biloxi Gaming Authority, 11/15/2017	11/8/2005	4,182,396

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$59,307,488
Common Stock	492,984

Total lending	$59,800,472
Gross amount payable upon return of collateral for securities loaned	$62,484,580

Net amounts due to counterparty	$2,684,108

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,996,202
Gross unrealized depreciation	(24,431,401)
Net unrealized appreciation (depreciation)	$1,564,801
Cost for federal income tax purposes	$762,553,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

HIGH YIELD FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,147,965	–	2,147,965	–
Capital Goods	2,713,500	–	–	2,713,500
Consumer Cyclical	7,629,115	–	4,875,677	2,753,438
Energy	1,038,663	–	1,038,663	–
Long-Term Fixed Income
Asset-Backed Securities	955,222	–	955,222	–
Basic Materials	34,610,563	–	34,610,563	–
Capital Goods	67,252,848	–	67,252,848	–
Communications Services	129,069,163	–	129,069,163	–
Consumer Cyclical	103,180,614	–	103,180,614	–
Consumer Non-Cyclical	77,039,903	–	77,039,903	–
Energy	92,149,976	–	92,149,976	–
Financials	57,052,141	–	57,052,141	–
Foreign Government	2,788,980	–	2,788,980	–
Technology	44,669,843	–	44,669,843	–
Transportation	27,473,413	–	27,473,413	–
Utilities	22,950,188	–	22,950,188	–
Preferred Stock
Consumer Staples	1,007,509	1,007,509	–	–
Financials	7,310,649	7,310,649	–	–
Registered Investment Companies
Equity Funds/ETFs	3,990,771	3,990,771	–	–
Common Stock
Consumer Discretionary	4	–	–	4
Energy	788,436	788,436	–	–
Financials^	–	–	–	0

Subtotal Investments in Securities	$685,819,466	$13,097,365	$667,255,159	$5,466,942

Other Investments *	Total

Short-Term Investments	15,814,341
Collateral Held for Securities Loaned	62,484,580

Subtotal Other Investments	$78,298,921

Total Investments at Value	$764,118,387

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017

Cash Management Trust- Collateral Investment	$66,352,314	$83,528,717	$87,396,451	62,484,580	$62,484,580	$117,886
Core Short-Term Reserve	35,953,868	37,292,246	57,431,773	1,581,434	15,814,341	36,697
Total Value and Income Earned	$102,306,182				$78,298,921	$154,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value

Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$149,142	10.000%, 10/5/2021	$150,335
	Fortescue Metals Group, Ltd., Term Loan
388,640	3.750%, 6/30/2019	391,026
	Ineos US Finance, LLC, Term Loan
849,726	3.750%, 12/15/2020	852,207
	Tronox Pigments BV, Term Loan
448,837	4.500%, 3/19/2020	450,332

	Total	1,843,900

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
670,687	3.500%, 11/10/2023	676,676
	Berry Plastics Corporation, Term Loan
315,000	3.287%, 1/19/2024[b,c]	316,969
	Cortes NP Acquisition Corporation, Term Loan
1,205,000	6.029%, 11/30/2023	1,211,025

	Total	2,204,670

Communications Services (1.1%)
	Beasley Broadcast Group, Inc., Term Loan
180,755	7.000%, 11/1/2023	180,981
	Cengage Learning Acquisitions, Term Loan
502,475	5.250%, 6/7/2023	466,674
	CSC Holdings, LLC, Term Loan
311,719	3.767%, 10/11/2024	313,667
	Hargray Communications Group, Inc., Term Loan
885,369	4.750%, 6/26/2019	893,851
	Intelsat Jackson Holdings SA, Term Loan
141,101	3.750%, 6/30/2019	138,792
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	911,025
	LTS Buyer, LLC, Term Loan
925,612	4.248%, 4/13/2020	930,240
	NEP/NCP Holdco, Inc., Term Loan
866,553	4.250%, 1/22/2020	869,084
	Sprint Communications, Inc., Term Loan
450,000	0.000%, 2/2/2024[b,c]	450,562
	TNS, Inc., Term Loan
428,316	5.000%, 2/14/2020	431,884
	Univision Communications, Inc., Term Loan
899,950	4.000%, 3/1/2020	901,947
	WideOpenWest Finance, LLC, Term Loan
448,875	4.500%, 8/18/2023	450,684
	Yankee Cable Acquisition, LLC, Term Loan
795,108	6.000%, 3/1/2020	795,108
	Zayo Group, LLC, Term Loan
213,625	0.000%, 1/13/2024[b,c]	215,317
441,375	0.000%, 1/19/2024[b,c]	444,871

	Total	8,394,687

Principal Amount	Bank Loans (3.3%)[a]	Value

Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
$925,900	5.000%, 8/1/2021	$930,242
	Burlington Coat Factory Warehouse Corporation, Term Loan
723,862	3.530%, 8/13/2021	724,087
	IMG Worldwide, Inc., Term Loan
738,607	5.290%, 5/6/2021	740,823
	Mohegan Tribal Gaming Authority, Term Loan
364,088	5.500%, 10/13/2023	367,663

	Total	2,762,815

Consumer Non-Cyclical (0.7%)
	Albertson’s, LLC, Term Loan
184,808	4.247%, 12/21/2022	186,079
335,192	4.061%, 6/22/2023	337,119
	CHS/Community Health Systems, Inc., Term Loan
399,757	4.000%, 1/27/2021	377,686
	JBS USA LUX SA, Term Loan
515,000	0.000%, 10/30/2022[b,c]	516,071
	JBS USA, LLC, Term Loan
1,534,500	4.000%, 10/30/2022	1,537,692
	McGraw-Hill Global Education Holdings, LLC, Term Loan
721,375	5.000%, 5/4/2022	683,200
	Ortho-Clinical Diagnostics, Inc., Term Loan
425,634	4.750%, 6/30/2021	422,264
	Sterigenics-Nordion Holdings, LLC, Term Loan
444,375	4.250%, 5/16/2022	444,930
	Valeant Pharmaceuticals International, Inc., Term Loan
1,345,037	5.530%, 4/1/2022[b,c]	1,350,256

	Total	5,855,297

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
223,286	4.250%, 8/19/2021	221,054
	McJunkin Red Man Corporation, Term Loan
189,510	5.000%, 11/8/2019	190,063
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	57,570

	Total	468,687

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
864,032	4.040%, 10/15/2019	867,816

	Total	867,816

Technology (0.4%)
	First Data Corporation, Term Loan
765,764	3.775%, 3/24/2021	770,190
75,000	3.775%, 7/8/2022	75,500
	Harland Clarke Holdings Corporation, Term Loan
413,250	7.000%, 12/31/2019	412,733
	ON Semiconductor Corporation, Term Loan
433,912	4.028%, 3/31/2023	438,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value

Technology (0.4%) - continued
	Rackspace Hosting, LLC, Term Loan
$180,000	4.500%, 11/3/2023	$181,415
	Syniverse Holdings, Inc., Term Loan
337,664	4.039%, 4/23/2019	303,266
	Western Digital Corporation, Term Loan
606,950	4.526%, 4/29/2023	611,502
	Xerox Business Services, LLC, Term Loan
460,000	6.251%, 12/7/2023	467,857

	Total	3,260,897

Transportation (0.1%)
	XPO Logistics, Inc., Term Loan
685,975	4.250%, 11/1/2021	690,262

	Total	690,262

	Total Bank Loans (cost $26,149,786)	26,349,031

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Asset-Backed Securities (2.0%)
	Bayview Opportunity Master Fund Trust
1,598,536	3.721%, 7/28/2035, Ser. 2015-NPLA, Class Ad,e	1,600,502
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	2.232%, 10/15/2026, Ser. 2014-4A, Class A1R*,c,f	1,400,000
	Cent CLO 22, Ltd.
1,800,000	2.291%, 11/7/2026, Ser. 2014-22A, Class A1R*,f	1,796,240
	Delta Air Lines, Inc.
1,018,527	4.250%, 7/30/2023	1,041,444
	First Horizon ABS Trust
198,270	0.931%, 10/25/2034, Ser. 2006-HE1, Class Af,g	193,407
	GMAC Mortgage Corporation Loan Trust
681,937	1.256%, 8/25/2035, Ser. 2005-HE1, Class A2[f,g]	648,839
1,163,494	0.936%, 12/25/2036, Ser. 2006-HE4, Class A1[f,g]	1,080,105
	IndyMac Seconds Asset-Backed Trust
892,448	1.111%, 10/25/2036, Ser. 2006-2B, Class Af,g	559,253
	Magnetite XII, Ltd.
1,800,000	2.353%, 4/15/2027, Ser. 2015-12A, Class AR*,f	1,799,108
	Preferred Term Securities XXIII, Ltd.
1,279,660	1.163%, 12/22/2036*,f	1,032,865
	Renaissance Home Equity Loan Trust
1,279,430	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[e]	835,819
	Shackleton, Ltd.
1,800,000	2.393%, 4/15/2027, Ser. 2015-7A, Class AR*,f	1,799,140
	Vericrest Opportunity Loan Transferee
927,135	3.500%, 6/26/2045, Ser. 2015-NPL9, Class A1[d]	926,968

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Asset-Backed Securities (2.0%) - continued
$1,314,537	4.250%, 2/26/2046, Ser. 2016-NPL1, Class A1[d,e]	$1,321,853

	Total	16,035,543

Basic Materials (2.9%)
	Agrium, Inc.
1,080,000	3.375%, 3/15/2025	1,046,495
	Anglo American plc
720,000	3.625%, 5/14/2020[d]	725,400
	Barrick Gold Corporation
1,062,000	4.100%, 5/1/2023	1,115,850
	CF Industries, Inc.
1,440,000	3.400%, 12/1/2021[d]	1,436,651
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,513,724
1,080,000	3.000%, 11/15/2022	1,083,462
	First Quantum Minerals, Ltd.
720,000	7.000%, 2/15/2021[d]	736,200
	Freeport-McMoRan, Inc.
1,325,000	3.875%, 3/15/2023	1,222,312
	Georgia-Pacific, LLC
2,220,000	3.163%, 11/15/2021[d,h]	2,260,262
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,865,682
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,182,632
1,810,000	4.800%, 6/15/2044	1,832,283
	Kinross Gold Corporation
1,080,000	5.950%, 3/15/2024	1,133,190
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	679,295
730,000	5.750%, 4/15/2024	832,704
	Vale Overseas, Ltd.
720,000	4.375%, 1/11/2022	726,300
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026[d]	1,747,496
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,845,659

	Total	22,985,597

Capital Goods (2.5%)
	AECOM
770,000	5.875%, 10/15/2024	829,675
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[d]	1,115,215
	Bombardier, Inc.
720,000	7.500%, 3/15/2025[d]	721,800
	Embraer Netherlands Finance BV
1,080,000	5.400%, 2/1/2027[c]	1,084,860
	General Electric Capital Corporation
1,800,000	1.963%, 3/15/2023[f]	1,818,891
	General Electric Company
1,440,000	1.261%, 5/5/2026[f]	1,398,686
	Johnson Controls International plc
1,850,000	5.250%, 12/1/2041	1,954,618
	L3 Technologies, Inc.
1,440,000	4.750%, 7/15/2020	1,533,914
720,000	4.950%, 2/15/2021	775,729
450,000	3.850%, 12/15/2026	451,103
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,902,406
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,088,126
540,000	3.800%, 12/15/2026	538,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Capital Goods (2.5%) - continued
	Textron, Inc.
$1,311,000	5.600%, 12/1/2017	$1,353,145
720,000	4.300%, 3/1/2024	747,991
370,000	3.875%, 3/1/2025	372,668
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	778,125
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,350,843

	Total	19,816,417

Collateralized Mortgage Obligations (0.6%)
	CitiMortgage Alternative Loan Trust
832,818	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	713,875
	Countrywide Alternative Loan Trust
1,088,003	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,037,890
	Wachovia Mortgage Loan Trust, LLC
767,836	3.399%, 5/20/2036, Ser. 2006-A, Class 2A1	681,228
	WaMu Mortgage Pass Through Certificates
731,910	1.061%, 10/25/2045, Ser. 2005-AR13, Class A1A1[f]	709,188
	Washington Mutual Mortgage Pass Through Certificates Trust
1,806,031	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Af	1,356,618

	Total	4,498,799

Commercial Mortgage-Backed Securities (<0.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
61,114	5.331%, 2/11/2044	61,081

	Total	61,081

Communications Services (9.6%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,447,485
	America Movil SAB de CV
1,080,000	3.125%, 7/16/2022	1,062,734
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	3,039,513
1,440,000	3.125%, 1/15/2027	1,331,256
	AT&T, Inc.
1,440,000	1.928%, 6/30/2020[f]	1,457,741
1,815,000	3.800%, 3/15/2022	1,858,723
1,460,000	3.600%, 2/17/2023	1,466,723
1,810,000	4.450%, 4/1/2024	1,880,939
760,000	3.400%, 5/15/2025	724,064
1,800,000	4.250%, 3/1/2027[c,i]	1,798,920
1,810,000	4.300%, 12/15/2042	1,594,719
1,800,000	4.750%, 5/15/2046	1,644,262
	CBS Corporation
720,000	2.900%, 1/15/2027	659,810
	CenturyLink, Inc.
900,000	5.800%, 3/15/2022	925,596
	Charter Communications Operating, LLC
2,630,000	4.464%, 7/23/2022	2,749,331
1,880,000	6.484%, 10/23/2045	2,137,220
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[d]	1,156,763
	Comcast Corporation
2,260,000	3.375%, 8/15/2025	2,254,388

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Communications Services (9.6%) - continued
$1,790,000	2.350%, 1/15/2027	$1,626,104
1,300,000	6.400%, 5/15/2038	1,656,772
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,238,675
1,970,000	3.850%, 2/1/2025[d]	1,929,085
1,080,000	3.350%, 9/15/2026[d]	1,028,200
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	547,596
2,340,000	5.250%, 1/15/2023	2,541,942
1,550,000	4.450%, 2/15/2026	1,599,050
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	939,400
	Hughes Satellite Systems Corporation
778,000	6.500%, 6/15/2019	836,350
	Level 3 Financing, Inc.
720,000	5.125%, 5/1/2023	725,400
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,532,063
560,000	3.650%, 11/1/2024	565,507
	S&P Global, Inc.
1,080,000	2.950%, 1/22/2027[d]	1,015,111
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,923,536
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[d]	1,812,702
	SFR Group SA
1,080,000	6.000%, 5/15/2022[d]	1,111,050
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[d]	771,238
	Sprint Corporation
900,000	7.125%, 6/15/2024	949,500
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,282,416
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	2,986,688
	Time Warner, Inc.
790,000	4.750%, 3/29/2021	845,513
	Verizon Communications, Inc.
1,624,000	2.625%, 2/21/2020	1,644,669
2,170,000	3.450%, 3/15/2021	2,225,116
2,700,000	3.500%, 11/1/2024	2,681,902
1,440,000	2.625%, 8/15/2026[h]	1,306,117
2,312,000	4.272%, 1/15/2036	2,152,456
2,170,000	4.862%, 8/21/2046	2,087,206
2,747,000	4.522%, 9/15/2048	2,481,318
	Vodafone Group plc
1,090,000	2.500%, 9/26/2022	1,050,397
730,000	4.375%, 2/19/2043	649,746

	Total	76,933,012

Consumer Cyclical (4.7%)
	CVS Health Corporation
1,310,000	2.750%, 12/1/2022	1,293,972
1,130,000	4.750%, 12/1/2022	1,227,733
900,000	3.875%, 7/20/2025	922,479
1,880,000	5.125%, 7/20/2045	2,061,830
	Dana, Inc.
720,000	6.000%, 9/15/2023	759,600
	Dollar Tree, Inc.
770,000	5.750%, 3/1/2023	813,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Cyclical (4.7%) - continued
	Ford Motor Credit Company, LLC
$800,000	2.597%, 11/4/2019	$800,320
1,425,000	4.250%, 9/20/2022	1,478,251
1,150,000	3.096%, 5/4/2023	1,113,564
1,490,000	3.664%, 9/8/2024	1,458,031
1,280,000	4.134%, 8/4/2025	1,278,386
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,825,284
	General Motors Financial Company, Inc.
1,460,000	4.200%, 3/1/2021	1,518,318
1,900,000	3.450%, 4/10/2022	1,896,551
2,170,000	3.700%, 5/9/2023	2,152,180
1,490,000	4.000%, 1/15/2025	1,471,014
1,080,000	4.350%, 1/17/2027	1,073,463
	Hilton Worldwide Finance, LLC
730,000	5.625%, 10/15/2021	751,773
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	495,918
1,820,000	4.250%, 4/1/2046	1,877,949
	Hyundai Capital America
685,000	2.875%, 8/9/2018[d]	693,221
2,150,000	2.450%, 6/15/2021[d]	2,095,186
	L Brands, Inc.
740,000	5.625%, 2/15/2022	775,150
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,162,000
	Marriott International, Inc.
1,150,000	6.750%, 5/15/2018	1,220,620
	MGM Resorts International
760,000	6.000%, 3/15/2023	818,664
	Scientific Games International, Inc.
720,000	7.000%, 1/1/2022[d]	769,500
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,098,750
540,000	4.375%, 4/15/2023	541,350
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,635,948
	ZF North America Capital, Inc.
770,000	4.500%, 4/29/2022[d]	790,212

	Total	37,870,722

Consumer Non-Cyclical (10.3%)
	Abbott Laboratories
2,160,000	3.750%, 11/30/2026	2,131,199
810,000	4.750%, 11/30/2036	810,243
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,408,451
	Actavis Funding SCS
1,520,000	3.450%, 3/15/2022	1,541,041
1,445,000	3.850%, 6/15/2024	1,453,914
	Altria Group, Inc.
900,000	2.625%, 9/16/2026	845,088
	Anheuser-Busch InBev Finance, Inc.
1,430,000	3.300%, 2/1/2023	1,453,398
2,530,000	3.650%, 2/1/2026	2,546,625
1,790,000	4.700%, 2/1/2036	1,893,090
1,800,000	4.900%, 2/1/2046	1,927,426
	Anheuser-Busch InBev Worldwide, Inc.
2,680,000	3.750%, 1/15/2022	2,806,552
	Becton Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,921,309
	Biogen, Inc.
2,260,000	3.625%, 9/15/2022	2,328,358

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Non-Cyclical (10.3%) - continued
	Boston Scientific Corporation
$2,140,000	3.375%, 5/15/2022	$2,178,965
	BRF GmbH
1,440,000	4.350%, 9/29/2026[d]	1,355,400
	BRF SA
1,090,000	4.750%, 5/22/2024[d]	1,079,100
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,679,111
1,080,000	3.500%, 11/24/2020	1,098,700
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,101,776
	Constellation Brands, Inc.
1,440,000	4.250%, 5/1/2023	1,511,582
	Express Scripts Holding Company
1,080,000	4.750%, 11/15/2021	1,158,991
2,190,000	4.500%, 2/25/2026	2,235,399
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[d]	1,568,372
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022	1,911,780
1,140,000	5.200%, 7/15/2045	1,197,571
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,492,200
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[d]	1,347,257
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[d]	1,125,425
	Kraft Foods Group, Inc.
2,110,000	3.500%, 6/6/2022	2,150,502
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	672,808
	Kroger Company
1,800,000	2.650%, 10/15/2026	1,661,584
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	758,322
	Mylan NV
1,075,000	3.950%, 6/15/2026[d]	1,017,510
1,080,000	5.250%, 6/15/2046[d]	1,015,137
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[d]	1,030,499
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,597,582
	PepsiCo, Inc.
1,440,000	3.450%, 10/6/2046	1,301,134
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[d]	2,640,014
1,090,000	4.450%, 1/15/2022[d]	1,160,139
	Perrigo Finance Unlimited Company
1,460,000	3.500%, 3/15/2021	1,478,459
1,900,000	4.375%, 3/15/2026	1,907,042
	Reynolds American, Inc.
1,880,000	4.000%, 6/12/2022	1,963,765
940,000	5.850%, 8/15/2045	1,092,261
	Shire Acquisitions Investments Ireland Designated Activity Company
1,800,000	2.875%, 9/23/2023	1,719,261
720,000	3.200%, 9/23/2026	675,994
	Smithfield Foods, Inc.
540,000	3.350%, 2/1/2022[c,d]	542,905
360,000	4.250%, 2/1/2027[c,d]	364,082
	Teva Pharmaceutical Finance Netherlands III BV
1,710,000	2.800%, 7/21/2023	1,601,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Non-Cyclical (10.3%) - continued
$1,440,000	3.150%, 10/1/2026	$1,306,899
	Thermo Fisher Scientific, Inc.
2,170,000	3.000%, 4/15/2023	2,140,249
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d,h]	1,265,400
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,818,779
	Whirlpool Corporation
1,513,000	3.700%, 3/1/2023	1,553,636
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,814,715
720,000	4.700%, 2/1/2043	700,553

	Total	83,059,326

Energy (10.5%)

	Access Midstream Partners, LP
730,000	4.875%, 5/15/2023	752,912
	Anadarko Petroleum Corporation
1,450,000	5.550%, 3/15/2026[h]	1,631,037
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023	1,142,400
	Boardwalk Pipelines, LP
990,000	4.450%, 7/15/2027	988,262
	BP Capital Markets plc
1,090,000	2.750%, 5/10/2023	1,074,160
1,510,000	3.814%, 2/10/2024	1,565,011
910,000	3.119%, 5/4/2026	880,406
1,440,000	3.017%, 1/16/2027	1,377,861
	Buckeye Partners, LP
360,000	3.950%, 12/1/2026	353,048
1,100,000	5.850%, 11/15/2043	1,157,513
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,926,634
900,000	6.250%, 3/15/2038	1,045,395
	Continental Resources, Inc.
1,450,000	3.800%, 6/1/2024	1,353,937
	DCP Midstream Operating, LP
1,450,000	5.600%, 4/1/2044	1,317,687
	Devon Energy Corporation
720,000	5.850%, 12/15/2025[h]	826,032
	Ecopetrol SA
1,440,000	5.875%, 9/18/2023	1,542,182
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,776,766
1,470,000	4.300%, 5/1/2024	1,511,306
720,000	4.700%, 11/1/2042	674,817
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,557,966
940,000	4.375%, 10/15/2020	992,746
	Enbridge, Inc.
1,080,000	6.000%, 1/15/2077	1,093,500
540,000	4.250%, 12/1/2026	555,659
1,080,000	5.500%, 12/1/2046	1,167,462
	Encana Corporation
1,450,000	3.900%, 11/15/2021	1,477,376
	Energy Transfer Partners, LP
995,000	4.650%, 6/1/2021	1,051,796
1,440,000	4.200%, 4/15/2027	1,428,674
	EnLink Midstream Partners, LP
720,000	4.150%, 6/1/2025	707,487
540,000	4.850%, 7/15/2026	555,433
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,130,001

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Energy (10.5%) - continued
$1,010,000	3.700%, 2/15/2026	$1,014,464
885,000	7.034%, 1/15/2068	920,250
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,706,613
	Exxon Mobil Corporation
1,820,000	2.726%, 3/1/2023	1,825,345
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	655,650
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[d]	774,581
	Magellan Midstream Partners, LP
720,000	5.000%, 3/1/2026	790,926
1,500,000	4.200%, 3/15/2045	1,370,073
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,325,457
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,167,914
720,000	4.750%, 9/15/2044	645,273
	MPLX, LP
2,530,000	4.875%, 6/1/2025	2,656,963
	Nabors Industries, Inc.
360,000	5.500%, 1/15/2023[d]	376,200
	NiSource Finance Corporation
750,000	6.800%, 1/15/2019	817,690
1,169,000	5.800%, 2/1/2042	1,375,407
	NOBLE ENERGY INC 5.05%
720,000	5.050%, 11/15/2044	735,874
	Occidental Petroleum Corporation
1,440,000	3.000%, 2/15/2027	1,388,595
	ONEOK Partners, LP
1,080,000	3.375%, 10/1/2022	1,086,876
	Petrobras Global Finance BV
1,790,000	8.375%, 5/23/2021	1,991,017
900,000	6.125%, 1/17/2022[h]	930,150
	Petroleos Mexicanos
540,000	5.375%, 3/13/2022[d]	551,070
1,800,000	4.625%, 9/21/2023	1,755,000
	Phillips 66 Partners, LP
900,000	3.550%, 10/1/2026	874,044
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,920,502
	Plains All American Pipeline, LP
1,790,000	2.850%, 1/31/2023	1,720,348
505,000	4.650%, 10/15/2025	516,291
	Regency Energy Partners, LP
1,810,000	5.000%, 10/1/2022	1,947,212
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,186,737
	Schlumberger Holdings Corporation
1,800,000	3.625%, 12/21/2022[d]	1,869,061
	Spectra Energy Partners, LP
1,810,000	3.375%, 10/15/2026	1,737,803
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,100,073
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,786,583
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,188,600
	Transcontinental Gas Pipe Line Company, LLC
1,075,000	7.850%, 2/1/2026	1,377,606
	Valero Energy Corporation
1,800,000	3.400%, 9/15/2026	1,727,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Energy (10.5%) - continued
	Williams Partners, LP
$1,070,000	4.500%, 11/15/2023	$1,125,182
1,620,000	3.900%, 1/15/2025	1,615,438
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[d]	1,831,450
	WPX Energy, Inc.
720,000	6.000%, 1/15/2022[h]	748,800

	Total	84,750,402

Financials (27.9%)
	Aegon NV
1,400,000	2.290%, 4/15/2017[f,j]	1,060,616
	AerCap Ireland Capital, Ltd.
540,000	3.950%, 2/1/2022	549,839
	Aetna, Inc.
1,800,000	3.200%, 6/15/2026	1,799,240
1,440,000	4.375%, 6/15/2046	1,442,704
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,355,688
	Air Lease Corporation
740,000	2.125%, 1/15/2018	742,301
1,490,000	3.750%, 2/1/2022	1,529,200
740,000	4.250%, 9/15/2024	755,160
	Allstate Corporation
1,620,000	4.200%, 12/15/2046	1,627,395
	Ally Financial, Inc.
1,140,000	4.125%, 3/30/2020	1,159,950
	American Express Company
1,120,000	4.900%, 3/15/2020[j]	1,098,888
	American International Group, Inc.
630,000	3.750%, 7/10/2025	632,095
1,370,000	4.500%, 7/16/2044	1,336,250
	Aon plc
1,090,000	3.875%, 12/15/2025	1,111,094
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,890,836
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,832,664
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024	1,895,830
	Australia and New Zealand Banking Group, Ltd.
720,000	6.750%, 6/15/2026[d,h,j]	763,945
	AXA SA
1,420,000	8.600%, 12/15/2030	1,966,700
	Axis Specialty Finance, LLC
510,000	5.875%, 6/1/2020	562,767
	Banco de Brasil SA
778,000	9.000%, 6/18/2024[d,j]	785,780
	Bank of America Corporation
2,160,000	2.066%, 3/22/2018[f]	2,177,410
1,720,000	7.625%, 6/1/2019	1,926,940
1,630,000	2.625%, 4/19/2021	1,617,534
2,170,000	4.125%, 1/22/2024	2,249,849
1,670,000	4.200%, 8/26/2024	1,696,384
1,640,000	6.500%, 10/23/2024[j]	1,758,900
1,250,000	3.950%, 4/21/2025	1,240,053
730,000	3.875%, 8/1/2025	737,833
730,000	6.300%, 3/10/2026[j]	781,100
1,050,000	5.875%, 2/7/2042	1,265,194
1,890,000	4.750%, 4/21/2045	1,886,407
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[d]	1,364,906
	Barclays plc
1,440,000	3.684%, 1/10/2023	1,442,246

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (27.9%) - continued
	Berkshire Hathaway, Inc.
$1,640,000	2.750%, 3/15/2023	$1,637,973
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,639,899
	BPCE SA
735,000	5.700%, 10/22/2023[d]	785,067
810,000	5.150%, 7/21/2024[d]	825,880
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,835,240
	Capital One Financial Corporation
1,810,000	4.200%, 10/29/2025	1,820,402
	Centene Escrow Corporation
730,000	5.625%, 2/15/2021	766,354
	Citigroup, Inc.
1,440,000	1.800%, 1/10/2020[f]	1,442,183
1,800,000	2.021%, 12/8/2021[f]	1,800,038
1,440,000	2.361%, 9/1/2023[f]	1,464,260
2,630,000	4.400%, 6/10/2025	2,664,440
1,695,000	5.500%, 9/13/2025	1,848,665
1,090,000	3.700%, 1/12/2026	1,081,112
1,510,000	4.450%, 9/29/2027	1,531,759
1,440,000	3.887%, 1/10/2028	1,438,140
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,433,467
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	707,939
	CNA Financial Corporation
1,005,000	7.350%, 11/15/2019	1,143,583
1,130,000	7.250%, 11/15/2023	1,371,784
	Compass Bank
925,000	2.750%, 9/29/2019	925,337
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
710,000	11.000%, 6/30/2019[d,j]	831,588
	CoreStates Capital III
1,360,000	1.476%, 2/15/2027[d,f]	1,210,400
	Credit Agricole SA
720,000	3.375%, 1/10/2022[d]	720,485
1,430,000	8.125%, 12/23/2025[d,j]	1,520,233
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[d]	1,790,771
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020	1,809,893
2,600,000	3.750%, 3/26/2025	2,529,527
	DDR Corporation
990,000	3.625%, 2/1/2025	953,099
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	900,122
900,000	4.250%, 3/13/2026	916,887
720,000	3.450%, 7/27/2026	692,557
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,861,937
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	2,036,786
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,175,092
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[d]	1,155,037
	GE Capital International Funding Company
1,473,000	4.418%, 11/15/2035	1,545,133
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,733,485
1,750,000	5.250%, 7/27/2021	1,916,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (27.9%) - continued
$1,800,000	2.350%, 11/15/2021	$1,749,913
810,000	4.000%, 3/3/2024	835,007
2,550,000	3.850%, 7/8/2024	2,601,523
1,510,000	4.250%, 10/21/2025	1,528,916
1,080,000	5.300%, 11/10/2026[j]	1,056,240
1,440,000	3.500%, 11/16/2026	1,402,677
2,240,000	5.150%, 5/22/2045	2,317,262
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,960,323
	HCP, Inc.
1,600,000	4.250%, 11/15/2023	1,663,174
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	753,478
	HSBC Finance Corporation
1,290,000	6.676%, 1/15/2021	1,452,107
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[h,j]	764,663
1,080,000	3.600%, 5/25/2023	1,089,234
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,896,541
	Icahn Enterprises, LP
640,000	6.000%, 8/1/2020	655,680
	ILFC E-Capital Trust II
1,270,000	4.920%, 12/21/2065[d,f]	1,152,525
	ING Bank NV
1,835,000	5.800%, 9/25/2023[d]	2,033,674
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,590,912
	J.P. Morgan Chase & Company
1,090,000	7.900%, 4/30/2018[j]	1,124,063
720,000	2.295%, 8/15/2021	707,401
1,440,000	6.000%, 8/1/2023[j]	1,479,600
1,810,000	2.273%, 10/24/2023[f]	1,841,005
730,000	6.750%, 2/1/2024[j]	798,919
1,800,000	2.950%, 10/1/2026	1,702,377
1,850,000	5.500%, 10/15/2040	2,177,191
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,442,783
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[d]	1,157,065
1,090,000	4.850%, 8/1/2044[d]	1,076,642
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,202,178
1,450,000	4.400%, 2/15/2024	1,524,009
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,923,739
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,098,286
	Marsh & McLennan Companies, Inc.
540,000	4.350%, 1/30/2047	533,024
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	373,500
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	1,038,750
	Mitsubishi UFJ Financial Group, Inc.
720,000	2.190%, 9/13/2021	700,438
	Morgan Stanley
1,600,000	5.500%, 1/26/2020	1,737,107
1,450,000	2.500%, 4/21/2021	1,431,572
1,440,000	2.625%, 11/17/2021	1,417,784
1,795,000	4.875%, 11/1/2022	1,924,515
1,810,000	2.443%, 10/24/2023[f]	1,832,473
1,130,000	4.000%, 7/23/2025	1,153,281

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (27.9%) - continued
$1,450,000	5.000%, 11/24/2025	$1,537,806
720,000	3.125%, 7/27/2026	683,582
1,490,000	4.350%, 9/8/2026	1,511,717
930,000	4.300%, 1/27/2045	911,347
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,837,845
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[d]	1,547,936
1,080,000	4.000%, 9/14/2026[d]	1,027,354
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[d,j]	1,107,225
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,689,840
1,130,000	5.250%, 1/15/2026	1,162,620
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[d]	1,674,269
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,585,700
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,104,660
825,000	6.200%, 11/15/2040	1,023,331
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,221,490
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,429,004
	Regions Bank
250,000	7.500%, 5/15/2018	267,229
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,189,111
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 8/10/2020[j]	1,464,700
1,080,000	8.625%, 8/15/2021[j]	1,115,100
1,440,000	3.875%, 9/12/2023	1,399,192
	Santander Holdings USA, Inc.
1,790,000	2.700%, 5/24/2019	1,794,249
1,500,000	4.500%, 7/17/2025	1,519,829
	Santander UK Group Holdings plc
1,500,000	4.750%, 9/15/2025[d]	1,477,650
	Santander UK plc
800,000	3.125%, 1/8/2021	801,553
	Simon Property Group, LP
1,080,000	3.250%, 11/30/2026	1,058,343
	State Street Capital Trust IV
1,080,000	1.963%, 6/15/2037[f]	951,480
	Sumitomo Mitsui Financial Group, Inc.
1,440,000	3.010%, 10/19/2026	1,369,392
1,400,000	3.446%, 1/11/2027	1,376,136
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,102,283
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,493,320
1,560,000	4.250%, 8/15/2024	1,594,297
1,440,000	3.700%, 8/4/2026	1,393,860
	Toronto-Dominion Bank
1,440,000	3.625%, 9/15/2031	1,402,920
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[d]	873,417
1,510,000	4.125%, 9/24/2025[d]	1,524,304
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,454,567
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,567,629
760,000	4.750%, 7/15/2045	833,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (27.9%) - continued
	USB Realty Corporation
$1,100,000	2.169%, 1/15/2022[d,f,j]	$926,750
	VENTAS REALTY LP 3.5%
720,000	3.500%, 2/1/2025	707,078
	Voya Financial, Inc.
1,440,000	3.650%, 6/15/2026	1,409,142
	Wells Fargo & Company
1,840,000	5.875%, 6/15/2025[j]	1,956,150
1,440,000	3.000%, 4/22/2026	1,371,411
2,890,000	3.000%, 10/23/2026	2,742,150
	Welltower, Inc.
1,350,000	4.950%, 1/15/2021	1,454,405
950,000	4.000%, 6/1/2025	967,195
	Westpac Banking Corporation
1,820,000	2.850%, 5/13/2026	1,737,081
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,129,059
1,160,000	5.250%, 12/15/2043	1,229,795

	Total	224,118,456

Foreign Government (1.0%)
	Argentina Government International Bond
910,000	6.875%, 4/22/2021[d]	967,785
1,260,000	5.625%, 1/26/2022[d]	1,263,150
1,080,000	6.875%, 1/26/2027[d]	1,068,120
	Brazil Government International Bond
900,000	6.000%, 4/7/2026[h]	964,125
	Mexico Government International Bond
1,120,000	4.000%, 10/2/2023	1,128,400
1,249,000	3.600%, 1/30/2025	1,213,404
1,620,000	4.125%, 1/21/2026[h]	1,623,240

	Total	8,228,224

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 2/1/2032[c]	2,488,278
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	4.000%, 2/1/2047[c]	4,116,957
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,500,000	2.500%, 2/1/2032[c]	5,500,215
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,800,000	3.000%, 2/1/2047[c]	9,695,368
13,875,000	3.500%, 2/1/2047[c]	14,176,348
5,500,000	4.000%, 2/1/2047[c]	5,769,807
325,000	4.500%, 2/1/2047[c]	349,388

	Total	42,096,361

Technology (3.2%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,537,918
1,450,000	2.450%, 8/4/2026	1,353,885
	Broadcom Corporation
900,000	3.625%, 1/15/2024[d]	897,796

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Technology (3.2%) - continued
	Diamond 1 Finance Corporation
$1,440,000	4.420%, 6/15/2021[d]	$1,503,014
2,160,000	6.020%, 6/15/2026[d]	2,331,960
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,173,825
	Fidelity National Information Services, Inc.
1,810,000	3.875%, 6/5/2024	1,846,586
1,080,000	3.000%, 8/15/2026	1,016,248
	Hewlett Packard Enterprise Company
1,510,000	2.850%, 10/5/2018	1,529,052
1,500,000	3.600%, 10/15/2020	1,539,608
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,614,869
	Microsoft Corporation
1,800,000	3.300%, 2/6/2027[c]	1,801,679
1,440,000	3.450%, 8/8/2036	1,338,576
	Oracle Corporation
2,150,000	2.650%, 7/15/2026	2,024,238
1,800,000	4.000%, 7/15/2046	1,689,323
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[d]	1,133,587

	Total	25,332,164

Transportation (2.2%)
	American Airlines Pass Through Trust
1,188,899	4.000%, 7/15/2025	1,209,705
1,440,000	3.650%, 8/15/2030	1,447,200
	British Airways plc
2,240,836	4.625%, 6/20/2024[d]	2,378,087
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,645,376
	Continental Airlines, Inc.
453,344	7.250%, 11/10/2019	503,212
665,052	4.000%, 10/29/2024	678,353
	Delta Air Lines, Inc.
625,479	4.950%, 5/23/2019	653,625
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,224,125
1,000,000	3.800%, 11/1/2025[d]	1,006,274
1,440,000	3.300%, 12/1/2026[d]	1,377,403
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[d]	1,505,292
	United Airlines Pass Through Trust
857,514	3.750%, 9/3/2026	869,304
	US Airways Pass Through Trust
1,510,325	3.950%, 11/15/2025	1,536,756
	Virgin Australia Holdings, Ltd.
935,650	5.000%, 10/23/2023[d]	977,754

	Total	18,012,466

U.S. Government and Agencies (4.5%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,217,813
2,980,000	3.125%, 2/15/2042	3,031,337
2,450,000	2.500%, 2/15/2045	2,188,538
4,060,000	3.000%, 11/15/2045	4,011,154
	U.S. Treasury Bonds, TIPS
922,491	0.750%, 2/15/2045	880,213
1,100,153	1.000%, 2/15/2046	1,120,644
	U.S. Treasury Notes
500,000	1.000%, 3/31/2017	500,421
2,500,000	1.375%, 5/31/2020	2,482,910
3,270,000	1.125%, 2/28/2021	3,186,461
4,000,000	2.000%, 5/31/2021	4,028,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

U.S. Government and Agencies (4.5%) - continued
$4,040,000	1.875%, 8/31/2022	$4,000,703
3,870,000	2.125%, 12/31/2022	3,871,207
2,160,000	1.625%, 5/31/2023	2,088,955
	U.S. Treasury Notes, TIPS
1,449,993	0.125%, 7/15/2026	1,418,432

	Total	36,027,696

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,646,142

	Total	1,646,142

Utilities (5.7%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026[d]	2,484,561
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,442,484
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	1,833,858
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,342,355
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	557,220
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	700,158
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	2,017,159
	Dynegy, Inc.
750,000	7.375%, 11/1/2022	740,625
	Electricite de France SA
1,800,000	5.250%, 1/29/2023[d,j]	1,712,250
	Emera U.S. Finance, LP
1,790,000	3.550%, 6/15/2026	1,755,401
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	1,169,550
	Exelon Corporation
1,880,000	3.950%, 6/15/2025	1,917,502
1,090,000	3.400%, 4/15/2026	1,064,518
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,496,395
	Fortis, Inc.
1,440,000	3.055%, 10/4/2026[d]	1,341,688
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,025,435
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,674,188
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,232,306
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	1,974,991
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,434,826
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026	713,942
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,458,987
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,833,673
1,810,000	3.950%, 3/15/2024	1,873,462
1,080,000	3.100%, 5/15/2026	1,036,154

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Utilities (5.7%) - continued
	Southern Company
$1,080,000	5.500%, 3/15/2057	$1,117,258
1,440,000	3.250%, 7/1/2026	1,394,803
	TransCanada Trust
900,000	5.875%, 8/15/2076	951,750
	Xcel Energy, Inc.
1,510,000	3.300%, 6/1/2025	1,509,037

	Total	45,806,536

	Total Long-Term Fixed Income (cost $741,921,306)	747,278,944

Shares	Preferred Stock (1.4%)	Value

Consumer Staples (0.1%)
43,424	CHS, Inc., 7.100%[j]	1,193,726

	Total	1,193,726

Financials (1.3%)
57,878	Citigroup, Inc., 7.409%[f]	1,494,410
12,500	Cobank ACB, 6.250%[j]	1,271,875
18,075	Countrywide Capital V, 7.000%	460,009
51,800	Discover Financial Services 6.500%[j]	1,336,440
46,410	GMAC Capital Trust I, 6.690%[f]	1,192,737
54,060	Goldman Sachs Group, Inc., 5.500%[j]	1,384,476
51,800	Morgan Stanley, 7.125%[j]	1,489,768
58,500	Wells Fargo & Company, 5.850%[j]	1,519,245

	Total	10,148,960

	Total Preferred Stock (cost $11,047,097)	11,342,686

Shares	Common Stock (<0.1%)	Value

Energy (<0.1%)
2,691	Arch Coal, Inc.[k]	193,725
757	Vantage Drilling International[k]	91,597

	Total	285,322

	Total Common Stock (cost $243,721)	285,322

Shares	Collateral Held for Securities Loaned (1.5%)	Value

11,957,125	Thrivent Cash Management Trust	11,957,125

	Total Collateral Held for Securities Loaned (cost $11,957,125)	11,957,125

Shares or Principal Amount	Short-Term Investments (7.7%)[l]	Value

	Federal Home Loan Bank
1,500,000	0.510%, 2/13/2017	1,499,800
	Federal Home Loan Bank Discount Notes
4,500,000	0.400%, 2/1/2017[m]	4,500,000
4,200,000	0.512%, 2/10/2017	4,199,580
700,000	0.515%, 2/16/2017	699,883
2,300,000	0.530%, 2/22/2017	2,299,464
1,815,000	0.515%, 2/23/2017	1,814,557
2,900,000	0.524%, 3/3/2017	2,898,768
2,400,000	0.520%, 3/14/2017	2,398,606
1,000,000	0.522%, 3/15/2017	999,405
600,000	0.530%, 4/4/2017[m]	599,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.7%)[l]	Value

	Thrivent Core Short-Term Reserve Fund
3,976,637	0.950%	$39,766,371
	U.S. Treasury Bills
500,000	0.411%, 2/2/2017[n]	499,994

	Total Short-Term Investments (cost $62,175,295)	62,175,880

	Total Investments (cost $853,494,330) 106.9%	$859,388,988

	Other Assets and Liabilities, Net (6.9%)	(55,629,911)

	Total Net Assets 100.0%	$803,759,077

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $103,875,665 or 12.9% of total net assets.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
g	All or a portion of the security is insured or guaranteed.
h	All or a portion of the security is on loan.
i	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At January 31, 2017, $930 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of January 31, 2017 was $7,827,353 or 1.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	$1,400,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,800,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,800,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,279,660
Shackleton, Ltd., 4/15/2027	12/16/2016	1,800,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of January 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$11,595,719

Total lending	$11,595,719
Gross amount payable upon return of collateral for securities loaned	$11,957,125

Net amounts due to counterparty	$361,406

Definitions:

AMT	-	Subject to Alternative Minimum Tax
G.O.	-	General Obligation
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$17,255,905
Gross unrealized depreciation	(11,361,247)

Net unrealized appreciation (depreciation)	$5,894,658

Cost for federal income tax purposes	$853,494,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,843,900	–	1,843,900	–
Capital Goods	2,204,670	–	993,645	1,211,025
Communications Services	8,394,687	–	8,213,706	180,981
Consumer Cyclical	2,762,815	–	2,762,815	–
Consumer Non-Cyclical	5,855,297	–	5,855,297	–
Energy	468,687	–	190,063	278,624
Financials	867,816	–	867,816	–
Technology	3,260,897	–	2,793,040	467,857
Transportation	690,262	–	690,262	–
Long-Term Fixed Income
Asset-Backed Securities	16,035,543	–	14,635,543	1,400,000
Basic Materials	22,985,597	–	22,985,597	–
Capital Goods	19,816,417	–	19,816,417	–
Collateralized Mortgage Obligations	4,498,799	–	4,498,799	–
Commercial Mortgage-Backed Securities	61,081	–	61,081	–
Communications Services	76,933,012	–	75,134,092	1,798,920
Consumer Cyclical	37,870,722	–	37,870,722	–
Consumer Non-Cyclical	83,059,326	–	83,059,326	–
Energy	84,750,402	–	84,750,402	–
Financials	224,118,456	–	224,118,456	–
Foreign Government	8,228,224	–	8,228,224	–
Mortgage-Backed Securities	42,096,361	–	42,096,361	–
Technology	25,332,164	–	25,332,164	–
Transportation	18,012,466	–	18,012,466	–
U.S. Government and Agencies	36,027,696	–	36,027,696	–
U.S. Municipals	1,646,142	–	1,646,142	–
Utilities	45,806,536	–	45,806,536	–
Preferred Stock
Consumer Staples	1,193,726	1,193,726	–	–
Financials	10,148,960	8,877,085	1,271,875	–
Common Stock
Energy	285,322	285,322	–	–
Short-Term Investments	22,409,509	–	22,409,509	–

Subtotal Investments in Securities	$807,665,492	$10,356,133	$791,971,952	$5,337,407

Other Investments *	Total

Short-Term Investments	39,766,371

Collateral Held for Securities Loaned	11,957,125

Subtotal Other Investments	$51,723,496

Total Investments at Value	$859,388,988

*  Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	288,150	288,150	–	–

Total Asset Derivatives	$288,150	$288,150	$–	$–

Liability Derivatives
Futures Contracts	228,565	228,565	–	–

Total Liability Derivatives	$228,565	$228,565	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

INCOME FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Income Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $699,452 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(530)	March 2017	($66,256,588)	($65,968,438)	$288,150
CBOT 5-Yr. U.S. Treasury Note	(247)	March 2017	(29,096,993)	(29,113,196)	(16,203)
CBOT U.S. Long Bond	304	March 2017	46,068,862	45,856,500	(212,362)
Total Futures Contracts					$59,585

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust-Collateral Investment	$20,144,903	$24,183,772	$32,371,550	11,957,125	$11,957,125	$17,929
Core Short-Term Reserve	42,262,592	35,612,275	38,108,496	3,976,637	39,766,371	90,012
Total Value and Income Earned	$62,407,495				$51,723,496	$107,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,624,755
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,148,840
1,250,000	5.000%, 6/1/2033, Ser. A	1,430,100

	Total	4,203,695

Alaska (0.5%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
4,000,000	0.570%, 12/1/2029[b]	4,000,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
3,900,000	0.570%, 10/1/2025[b]	3,900,000

	Total	7,900,000

Arizona (1.0%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Aa	1,715,235
	Arizona State University Board of Regents System Rev. Green Bonds
1,000,000	5.000%, 7/1/2042, Ser. B	1,130,560
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,747,612
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	829,328
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,138,070
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,324,833
750,000	5.000%, 6/1/2037, Ser. A	839,513
320,000	5.000%, 6/1/2038, Ser. A	357,923
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,334,421
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,546,106
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	532,280

	Total	15,495,881

Arkansas (0.6%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,705,000	4.000%, 11/1/2027, Ser. 2011	2,876,822
	University of Arkansas Rev.
900,000	5.000%, 11/1/2037, Ser. A	1,032,282
1,300,000	5.000%, 11/1/2046, Ser. A	1,474,785
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	749,190

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Arkansas (0.6%) - continued
	University of Arkansas Rev. Student Fee (Community College at Morrilton)
$570,000	5.000%, 5/1/2046	$645,217
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,270,882
825,000	5.000%, 11/1/2041, Ser. A	924,371

	Total	8,973,549

California (11.0%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,740,079
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	5,977,900
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,826,520
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055	1,929,795
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,087,450
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,567,950
1,250,000	5.000%, 10/1/2042	1,339,063
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	3,907,561
10,000	5.250%, 4/1/2029	10,033
10,000,000	5.250%, 3/1/2038	10,402,000
5,000,000	6.000%, 4/1/2038	5,485,150
5,000,000	6.000%, 11/1/2039	5,585,100
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,195,563
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,143,600
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Ca	5,757,950
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	493,601
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	11,238,111
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,124,630
5,000,000	5.000%, 1/1/2034, Ser. I	5,408,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

California (11.0%) - continued
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
$8,000,000	5.000%, 5/15/2040, Ser. A	$8,818,960
	Los Angeles, CA Department of Water & Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,914,620
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	3,963,250
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
2,215,000	7.600%, 5/1/2023, Ser. Aa,c	2,634,100
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
785,000	7.500%, 5/1/2023, Ser. Aa,c	930,680
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,467,300
	San Diego Unified School District G.O.
10,000,000	0.000%, 7/1/2033, Ser. Aa,d	10,751,700
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,621,760
7,030,000	6.000%, 5/1/2039, Ser. E	7,732,226
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,466,259
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,768,225
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,938,200
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. Aa	2,171,960
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,236,000
	University of California Rev.
810,000	5.250%, 5/15/2039, Ser. Oa	884,188
2,765,000	5.250%, 5/15/2039, Ser. Oa	3,019,573
1,425,000	5.250%, 5/15/2039, Ser. Oa	1,555,516

	Total	176,095,423

Colorado (3.1%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	532,205
200,000	5.000%, 6/1/2021	219,486
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. Aa	482,481
1,000,000	5.375%, 6/15/2038, Ser. Aa	1,016,670

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Colorado (3.1%) - continued
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
$1,000,000	5.000%, 7/15/2039	$1,015,200
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,066,780
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
4,000,000	5.000%, 9/1/2046	4,309,080
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,114,240
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,288,126
500,000	5.625%, 6/1/2043	527,845
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	435,889
1,180,000	5.500%, 11/1/2027[a]	1,269,999
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,383,750
2,000,000	5.250%, 12/1/2031, Ser. A	2,004,340
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020, Ser. A	1,109,550
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,374,379
1,000,000	5.000%, 12/1/2024	1,139,150
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021*	1,059,050
500,000	5.000%, 12/1/2022*	531,265
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,368,037
3,250,000	5.000%, 6/1/2033, Ser. A	3,668,048
9,790,000	5.000%, 6/1/2033[a]	11,194,180
3,000,000	5.000%, 6/1/2034, Ser. A	3,373,290

	Total	50,483,040

District of Columbia (0.9%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,405,654
5,225,000	5.000%, 12/1/2028, Ser. C	5,690,496
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
	5.000%, 10/1/2038, Ser. A,
6,000,000	AMT	6,508,440

	Total	14,604,590

Florida (6.6%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. Aa	3,328,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Florida (6.6%) - continued
	Broward County, FL Water and Sewer Utility Rev. Refg.
$1,000,000	5.000%, 10/1/2030, Ser. A	$1,167,380
1,500,000	5.000%, 10/1/2031, Ser. B	1,741,050
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,376,600
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	504,130
2,000,000	5.000%, 5/1/2026	2,202,000
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,287,941
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	681,623
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	778,582
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,142,170
840,000	5.000%, 10/1/2031, Ser. B	954,979
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. Ca	1,646,835
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,213,435
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	831,300
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,147,481
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, AMT	2,544,370
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,195,884
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,571,835
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	8,325,900
8,000,000	5.500%, 10/1/2041, Ser. A	8,748,480
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,465,950
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[c]	2,157,760
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,426,682
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	2,852,037
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Aa	4,023,180
4,095,000	5.000%, 7/1/2035, Ser. Ca	4,576,367

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Florida (6.6%) - continued
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
$3,000,000	5.000%, 5/15/2038, Ser. C	$3,240,450
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,460,200
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Aa	7,466,161
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,645,881
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,397,100

	Total	106,101,871

Georgia (1.1%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,077,960
500,000	5.000%, 1/1/2034, Ser. C, AMT	537,100
500,000	5.000%, 1/1/2037, Ser. C, AMT	533,595
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,612,245
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,890,575
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,055,000	6.100%, 10/1/2019[a,c]	1,129,609
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,187,740
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
2,455,000	5.500%, 8/1/2018[c]	2,562,750
	Georgia Refg. Electric Auth. Rev.
610,000	5.000%, 1/1/2035, Ser. A	683,066

	Total	17,214,640

Hawaii (1.3%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,350,384
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,061,280
5,395,000	5.250%, 11/15/2037	5,708,665
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,753,552
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,554,520
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	401,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Hawaii (1.3%) - continued
	Honolulu, HI City & County Wastewater System Rev. Refg.
$1,500,000	5.000%, 7/1/2036, Ser. B	$1,719,300

	Total	20,548,871

Illinois (7.0%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,133,499
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	3,999,840
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,241,240
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,070,170
	Chicago, IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,350,864
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Aa	4,803,895
1,000,000	5.000%, 10/1/2041	1,098,820
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,137,810
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,517,800
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	3,846,570
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,160,228
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,380,000	6.000%, 4/1/2018, Ser. Cc	1,437,353
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
8,050,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,531,954
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
4,350,000	0.570%, 10/1/2024[b]	4,350,000
	McHenry and Lake Counties G.O. School (AGM Insured)
780,000	9.000%, 12/1/2017[a,c]	825,747
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
5,695,000	5.500%, 6/15/2020[c]	5,844,836
1,305,000	5.500%, 6/15/2020[a,c]	1,340,770
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,835,698
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,299,270
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,446,900

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Illinois (7.0%) - continued
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
$6,340,000	5.000%, 6/1/2017	$6,422,927
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
1,740,000	6.700%, 11/1/2021, Ser. Ac	1,973,821
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,093,800
1,500,000	5.500%, 7/1/2033	1,563,210
1,750,000	5.500%, 7/1/2038	1,809,080
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,150,930
5,335,000	5.000%, 4/1/2018, Ser. A	5,490,675
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,740,550

	Total	112,518,257

Indiana (2.5%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,596,680
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,670,790
	Indiana Finance Auth. Wastewater Utility Rev. (CWA Auth., Inc.)
6,000,000	5.000%, 10/1/2041, Ser. A	6,685,560
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	473,522
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,968,452
4,155,000	5.000%, 1/1/2042, Ser. A	4,556,664
	Indianapolis Local Public Improvement Bank Rev. Refg. (Waterworks)
4,020,000	5.750%, 1/1/2038, Ser. A	4,351,891
980,000	5.750%, 1/1/2038, Ser. Aa	1,065,005
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,933,391
6,965,000	5.000%, 4/1/2042, Ser. A	7,142,886
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,754,895

	Total	40,199,736

Iowa (1.1%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	4,998,413
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029[a]	3,416,776
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,328,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Iowa (1.1%) - continued
	Iowa State Finance Auth. Rev. (Lifespace Communities, Inc.)
$4,000,000	5.000%, 5/15/2041, Ser. A	$4,202,920
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. Aa	3,876,805

	Total	17,823,342

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,843,947
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
20,000	6.700%, 6/1/2029, Ser. A-2[c]	20,147

	Total	3,864,094

Kentucky (1.5%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,401,380
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,069,400
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,656,550
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,c	2,712,800
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	833,752
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,977,969

	Total	24,651,851

Louisiana (2.4%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,520,850
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	872,985
850,000	5.000%, 12/1/2027	984,300
350,000	5.000%, 12/1/2029	398,850
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	433,852
1,520,000	5.000%, 11/1/2031	1,696,396
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,322,282
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,491,700
7,000,000	5.000%, 5/1/2045, Ser. B	7,593,740

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Louisiana (2.4%) - continued
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
$1,355,000	5.000%, 9/1/2030[c]	$1,537,220
800,000	5.000%, 9/1/2031[c]	904,304
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,230,160
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,666,375
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,470,174
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,608,270
525,000	5.000%, 4/1/2033, Ser. B, AMT	559,319

	Total	39,290,777

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,105,010

	Total	1,105,010

Massachusetts (4.2%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,237,500
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046	7,101,185
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	841,305
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,369,600
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	19,523,456
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,685,038
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	8,998,694
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	7,927,548
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,025,050

	Total	66,709,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Michigan (2.5%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
$1,645,000	5.700%, 4/1/2020	$1,754,294
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,068,340
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	738,426
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,090,371
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	10,818,700
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,380,032
2,210,000	5.250%, 5/15/2036[a,c]	2,481,808
1,790,000	5.250%, 5/15/2036[c]	1,915,157
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,092,848
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	6,484,980
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	4,837,202

	Total	40,662,158

Minnesota (3.0%)
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	278,933
500,000	5.000%, 2/1/2034	546,530
750,000	5.000%, 2/1/2039	812,047
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	325,326
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,639,475
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,645,623
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,946,340
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	227,426
150,000	5.000%, 10/1/2030	170,021
200,000	5.000%, 10/1/2032	224,874
175,000	5.000%, 10/1/2033	196,005
1,500,000	5.000%, 10/1/2047	1,678,515
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039[a]	2,065,720
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	3,977,960

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Minnesota (3.0%) - continued
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
$2,000,000	5.000%, 1/1/2026, Ser. Aa,c	$2,073,540
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,110,190
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,482,855
	St Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,635,987
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	135,190
1,915,000	5.125%, 5/1/2030, Ser. Aa	2,138,672
1,000,000	5.000%, 5/1/2046, Ser. A	1,099,350
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. Ca	1,066,060
5,745,000	5.750%, 7/1/2039[a]	6,359,945
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,095,560
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,840,310
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,122,070
1,000,000	5.000%, 1/1/2034, Ser. A	1,118,100
300,000	5.000%, 1/1/2035, Ser. A	334,443
1,000,000	5.000%, 1/1/2040, Ser. A	1,108,250
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	523,550

	Total	48,978,867

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,848,420
	Mississippi Development Bank S.O. (Desoto County Highway Construction)
3,180,000	5.000%, 1/1/2030	3,549,770

	Total	5,398,190

Missouri (0.3%)
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Missouri (0.3%) - continued
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
$810,000	5.000%, 2/15/2019	$862,496
925,000	5.000%, 2/15/2022	1,026,667
1,680,000	5.000%, 2/15/2034	1,774,785
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,050,720

	Total	4,890,239

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,161,560
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,812,200
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,460,561
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,098,334
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,520,873
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,107,160
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,404,501
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,836,761

	Total	23,401,950

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,000,000
2,000,000	5.000%, 10/1/2019	2,183,360

	Total	3,183,360

New Jersey (1.3%)
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,083,460
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,055,580
	New Jersey Transportation Trust Fund Auth. Rev.
1,000,000	5.250%, 6/15/2033, Ser. AA	1,025,120
1,645,000	5.250%, 6/15/2034, Ser. AA	1,680,647
	New Jersey Transportation Trust Fund Auth. Rev. Federal Highway Reimbursement Notes
10,000,000	5.000%, 6/15/2023, Ser. A-2	10,334,900
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,537,110

Principal Amount	Long-Term Fixed Income (99.1%)	Value

New Jersey (1.3%) - continued
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
$3,180,000	5.250%, 1/1/2025[c]	$3,850,249

	Total	20,567,066

New York (6.8%)
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,132
1,920,000	5.000%, 8/1/2032, Ser. A	2,191,411
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,098,350
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,585,000	5.750%, 6/15/2040, Ser. A	9,071,512
2,570,000	5.750%, 6/15/2040, Ser. Aa	2,737,204
3,250,000	5.375%, 6/15/2043, Ser. EE	3,665,058
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	14,421,016
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,901,850
6,000,000	5.000%, 8/1/2038, Ser. B-1	6,852,300
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,044,271
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	16,153
5,110,000	5.000%, 2/15/2029, Ser. A	5,467,547
5,000,000	5.000%, 3/15/2039, Ser. C	5,609,550
	New York State Dormitory Auth. State University Educational Fac. Rev.
2,570,000	5.875%, 5/15/2017, Ser. A	2,607,213
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,166,700
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,169,035
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,297,564
2,500,000	5.000%, 9/1/2035	2,845,900
2,500,000	5.000%, 9/1/2036	2,838,625
5,000,000	5.000%, 9/1/2039	5,659,150
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B-3	2,901,211
1,000,000	5.250%, 11/15/2045, Ser. A	1,152,890

	Total	108,754,642

North Carolina (1.9%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,104,090
1,000,000	5.000%, 4/1/2033	1,099,380
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,471,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

North Carolina (1.9%) - continued
$2,580,000	5.000%, 1/1/2021, Ser. Aa	$2,914,858
2,000,000	5.000%, 1/1/2026, Ser. Ba	2,146,320
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,772,153
	North Carolina Medical Care Commission Health System Rev. Refg. (Mission Health Combined Group)
1,000,000	5.000%, 10/1/2035[e]	1,124,070
500,000	5.000%, 10/1/2036[e]	560,115
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	984,478
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,437,845
360,000	5.000%, 1/1/2030, Ser. A	381,812
890,000	5.000%, 1/1/2030, Ser. Aa	953,706
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,331,047
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,004,900

	Total	30,286,191

North Dakota (0.3%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,667,164
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,901,919

	Total	4,569,083

Ohio (6.7%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,101,510
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,278,610
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	15,363,021
	City of Toledo, OH Water System Rev. Improvements
2,455,000	5.000%, 11/15/2036	2,797,178
3,125,000	5.000%, 11/15/2037	3,554,969
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,787,075
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,693,607
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,845,867
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,141,660
	Hamilton County, OH Health Care Improvement Rev. Refg. (Life Enriching Communities)
1,800,000	5.000%, 1/1/2046	1,808,928
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	353,650
1,000,000	5.000%, 5/1/2021	1,134,150

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Ohio (6.7%) - continued
$2,000,000	5.000%, 5/1/2029	$2,342,100
1,500,000	5.000%, 5/1/2037, Ser. A	1,631,730
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,491,322
1,750,000	5.500%, 8/15/2030	1,915,480
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,779,504
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,844,816
	Ohio Higher Educational Facility Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[a]	3,645,586
1,505,000	5.250%, 7/1/2044	1,645,131
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,535,800
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,380,000	6.500%, 10/1/2020, Ser. B	1,510,686
2,745,000	5.000%, 12/1/2028	3,155,734
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[d]	7,161,040
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,383,300
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,259,500
	Ohio State University Refg. Rev.
2,800,000	0.640%, 6/1/2035, Ser. Eb	2,800,000
	Ohio State University Rev.
7,300,000	0.640%, 12/1/2021[b]	7,300,000
8,500,000	0.640%, 12/1/2031[b]	8,500,000

	Total	107,761,954

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,711,459
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,357,570
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. Aa	1,694,779
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	557,030

	Total	14,320,838

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. Aa	330,696
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,160,167
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,600,950

	Total	5,091,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Pennsylvania (3.3%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
$3,000,000	5.000%, 6/15/2018, Ser. B	$3,159,930
2,100,000	5.625%, 8/15/2039	2,278,269
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Ser. Bb	2,800,000
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
1,520,000	Zero Coupon, 3/15/2017[c]	1,518,039
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
205,000	6.125%, 1/1/2029	221,666
1,860,000	6.125%, 1/1/2029[a]	2,033,780
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,650,622
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,263,580
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,298,560
3,000,000	5.000%, 12/1/2046, Ser. A-1	3,295,350
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Ca,c	10,764,629
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,215,000	6.250%, 6/1/2033, Ser. Cc	12,645,966

	Total	52,930,391

South Carolina (2.2%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
330,000	5.000%, 3/1/2024, Ser. B	392,043
425,000	5.000%, 3/1/2025, Ser. B	510,425
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,957,755
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	11,557,776
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,254,590
2,890,000	5.000%, 10/1/2031, Ser. B	3,138,656
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,397,195
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,663,160
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	330,199

Principal Amount	Long-Term Fixed Income (99.1%)	Value

South Carolina (2.2%) - continued
$3,550,000	5.500%, 1/1/2038, Ser. Aa	$3,843,301

	Total	35,045,100

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,122,920
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,101,520
820,000	5.000%, 9/1/2025	894,735
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,341,075

	Total	4,460,250

Tennessee (0.5%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	577,477
1,505,000	5.625%, 4/1/2038[a]	1,585,517
930,000	5.750%, 4/1/2041	969,107
2,520,000	5.750%, 4/1/2041[a]	2,658,449
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	576,135
450,000	5.000%, 11/1/2032	516,496
1,275,000	5.000%, 11/1/2034	1,451,996
250,000	5.000%, 11/1/2036	282,858

	Total	8,618,035

Texas (11.6%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,022,290
2,000,000	6.000%, 8/15/2043	2,262,480
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
1,000,000	5.000%, 8/15/2036, Ser. Ac	1,133,760
4,605,000	5.000%, 8/15/2039[c]	5,172,658
2,000,000	5.000%, 8/15/2046, Ser. Ac	2,241,500
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,406,280
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,582,880
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	10,559,500
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
300,000	0.570%, 6/1/2020[b]	300,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,235,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Texas (11.6%) - continued
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
$4,000,000	0.570%, 3/1/2024[b]	$4,000,000
5,100,000	0.570%, 3/1/2024[b]	5,100,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,865,790
	Harris County, TX Toll Road Rev. Refg.
5,000,000	5.000%, 8/15/2047, Ser. A	5,650,300
6,500,000	5.250%, 8/15/2047, Ser. Ba	6,914,895
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	13,658,900
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,109,416
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,065,570
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,139,500
2,000,000	5.250%, 2/1/2029[c]	2,456,320
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,668,480
	North Texas Tollway Auth. System Rev. (Special)
15,000,000	5.000%, 9/1/2030, Ser. D	16,772,700
	North Texas Tollway Auth. System Rev. Refg.
420,000	5.625%, 1/1/2033[a]	437,758
125,000	5.625%, 1/1/2033	129,325
455,000	5.625%, 1/1/2033, Ser. Aa	474,237
5,000,000	5.000%, 1/1/2042, Ser. B	5,437,150
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,354,450
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,550,000	1.350%, 6/1/2033[b,c]	4,557,371
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,412,534
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,683,850
350,000	6.500%, 8/15/2039, Ser. A	376,880
1,650,000	6.500%, 8/15/2039, Ser. Aa	1,859,732

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Texas (11.6%) - continued
	Red River Education Finance Corporation Rev. (St. Edwards University)
$2,000,000	5.000%, 6/1/2046	$2,112,880
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Aa	2,358,240
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
555,000	5.125%, 6/1/2024[a]	562,892
605,000	5.125%, 6/1/2024	609,816
180,000	5.125%, 6/1/2027	181,260
820,000	5.125%, 6/1/2027[a]	831,660
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,205,540
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,549,375
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,865,954
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	15,805,590
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	2,938,241
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,341,513
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,146,240
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,072,950
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,003,220
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	1,938,798

	Total	186,565,834

Utah (1.6%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,191,683
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,657,060
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
1,085,000	5.000%, 5/15/2023, Ser. A	1,271,674
3,175,000	5.000%, 5/15/2043	3,479,546
1,610,000	5.000%, 5/15/2045, Ser. A	1,781,562
7,500,000	5.000%, 5/15/2046, Ser. B	8,391,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Utah (1.6%) - continued
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
$1,000,000	6.250%, 7/15/2030	$1,062,960

	Total	25,836,010

Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
1,000,000	5.000%, 12/1/2035, Ser. A	1,088,580
1,000,000	5.000%, 12/1/2036, Ser. A	1,082,060

	Total	2,170,640

Virginia (1.8%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,076,020
2,405,000	5.000%, 5/15/2044, Ser. A	2,672,773
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
1,930,000	5.250%, 8/15/2019	2,042,924
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,173,100
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040[a]	2,178,480
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,505,000	6.000%, 1/1/2037, AMT	9,527,726

	Total	28,671,023

Washington (3.4%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	907,013
	Clark County, WA Public Utility District No. 1 Generating System Rev. Refg.
2,480,000	5.000%, 1/1/2024	2,890,366
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,761,776
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,457,677
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	719,607
1,000,000	5.000%, 6/1/2020, AMT	1,099,300
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,128,630
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,175,377
12,095,000	5.000%, 8/1/2030, Ser. A	13,906,468
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	2,985,202

Principal Amount	Long-Term Fixed Income (99.1%)	Value

Washington (3.4%) - continued
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
$5,000,000	5.250%, 10/1/2032, Ser. A	$5,409,600
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,630,238
	Washington Higher Education Fac. Auth. Rev. Refg. (Gonzaga University)
3,120,000	5.000%, 4/1/2029, Ser. Ba	3,373,843
2,205,000	5.000%, 4/1/2029, Ser. Ba	2,384,399
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034[a]	1,443,974
1,000,000	5.625%, 10/1/2040[a]	1,112,830

	Total	54,386,300

Wisconsin (2.5%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,310,530
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039[a]	3,851,760
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	1,241,606
	Wisconsin Health & Educational Fac. Auth. Rev. (Marshfield Clinic Health Systems)
2,000,000	5.000%, 2/15/2046, Ser. A	2,110,040
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,703,755
1,195,000	5.000%, 12/15/2039	1,298,511
2,500,000	5.000%, 12/15/2044	2,700,600
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	10,299,795
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	8,900,240

	Total	39,416,837

Wyoming (0.4%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. Aa	3,401,421
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
2,990,000	5.750%, 10/1/2020	3,184,709

	Total	6,586,130

	Total Long-Term Fixed Income (cost $1,518,575,020)	1,590,336,904

	Total Investments (cost $1,518,575,020) 99.1%	$1,590,336,904

	Other Assets and Liabilities, Net 0.9%	13,635,860

	Total Net Assets 100.0%	$1,603,972,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Municipal Bond Fund as of January 31, 2017 was $1,590,315 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2022	1/23/2013	$532,441
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2021	1/23/2013	1,061,530

Definitions:
AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$86,844,183
Gross unrealized depreciation	(15,082,299)

Net unrealized appreciation (depreciation)	$71,761,884

Cost for federal income tax purposes	$1,518,575,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	207,078,602	–	207,078,602	–
Electric Revenue	58,049,068	–	58,049,068	–
Escrowed/Pre-refunded	295,562,564	–	295,562,564	–
General Obligation	189,472,558	–	189,472,558	–
Health Care	213,772,572	–	213,772,572	–
Housing Finance	25,419,595	–	25,419,595	–
Industrial Development Revenue	14,095,563	–	14,095,563	–
Other Revenue	105,687,803	–	105,687,803	–
Tax Revenue	123,434,173	–	123,434,173	–
Transportation	259,314,870	–	259,314,870	–
Water & Sewer	98,449,536	–	98,449,536	–

Total	$1,590,336,904	$–	$1,590,336,904	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value

Asset-Backed Securities (2.1%)
	Northstar Education Finance, Inc.
$449,839	1.471%, 12/26/2031, Ser. 2012-1, Class Aa,b	$448,351
	U.S. Small Business Administration
851,662	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	880,472

	Total	1,328,823

Energy (0.6%)
	Petroleos Mexicanos
425,000	2.378%, 4/15/2025	424,641

	Total	424,641

Financials (3.1%)
	Bank Nederlandse Gemeenten NV
500,000	2.375%, 2/1/2022[a,c]	499,850
	Kommuninvest I Sverige AB
500,000	1.500%, 1/22/2019[a]	498,958
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	982,129

	Total	1,980,937

Foreign Government (8.6%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	963,400
	CPPIB Capital, Inc.
500,000	2.250%, 1/25/2022[a]	497,643
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	511,786
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	518,349
600,000	4.375%, 1/24/2044	694,421
	International Bank for Reconstruction & Development
500,000	2.000%, 1/26/2022	496,631
	KFW
500,000	1.157%, 12/29/2017[b]	499,892
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	337,349
	Nordic Investment Bank
500,000	2.125%, 2/1/2022[c]	499,763
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	498,602

	Total	5,517,836

Mortgage-Backed Securities (8.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 2/1/2032[c]	410,437
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
250,000	2.500%, 2/1/2032[c]	250,010
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
750,000	3.000%, 2/1/2047[c]	741,992
1,700,000	3.500%, 2/1/2047[c]	1,736,922
1,500,000	4.000%, 2/1/2047[c]	1,573,584
450,000	4.500%, 2/1/2047[c]	483,768

	Total	5,196,713

Principal Amount	Long-Term Fixed Income (98.7%)	Value

U.S. Government and Agencies (76.2%)
	Federal Farm Credit Bank
$500,000	2.210%, 8/1/2024	$483,495
	Federal Home Loan Bank
350,000	1.375%, 11/15/2019	348,651
	Federal Home Loan Mortgage Corporation
3,000,000	2.375%, 1/13/2022	3,050,043
	Federal National Mortgage Association
1,500,000	1.250%, 8/17/2021	1,454,196
2,000,000	2.000%, 1/5/2022	1,997,270
5,700,000	1.875%, 9/24/2026	5,271,480
1,250,000	6.250%, 5/15/2029	1,663,989
	NCUA Guaranteed Notes
303,491	1.216%, 10/7/2020, Ser. 2010-R1, Class 1Ab	303,868
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,530,917
	U.S. Treasury Bonds
750,000	1.500%, 8/15/2026	689,531
850,000	6.500%, 11/15/2026	1,149,293
500,000	5.500%, 8/15/2028	647,187
250,000	4.750%, 2/15/2037	325,088
850,000	3.625%, 2/15/2044	943,467
1,000,000	2.500%, 5/15/2046	889,961
	U.S. Treasury Bonds, TIPS
3,916,072	0.125%, 1/15/2023	3,927,362
352,129	2.375%, 1/15/2025	408,196
362,931	2.125%, 2/15/2040	455,376
1,602,255	0.750%, 2/15/2042	1,536,921
	U.S. Treasury Notes
250,000	1.000%, 11/30/2018	249,238
500,000	1.250%, 12/15/2018	500,566
500,000	1.000%, 3/15/2019	497,188
3,000,000	0.875%, 9/15/2019	2,960,274
1,000,000	1.375%, 12/15/2019	997,969
1,000,000	2.125%, 9/30/2021	1,010,273
750,000	2.125%, 6/30/2022	753,984
250,000	1.375%, 6/30/2023	237,832
1,900,000	1.375%, 9/30/2023	1,801,067
8,750,000	1.625%, 10/31/2023	8,423,923
3,950,000	2.250%, 11/15/2024	3,924,080
500,000	1.625%, 2/15/2026	466,953

	Total	48,899,638

	Total Long-Term Fixed Income (cost $63,105,069)	63,348,588

Shares or Principal Amount	Short-Term Investments (10.7%)[d]	Value

	Federal Home Loan Bank Discount Notes
1,130,000	0.500%, 2/2/2017	1,129,988
1,000,000	0.500%, 2/9/2017	999,911
1,200,000	0.510%, 2/22/2017	1,199,720
200,000	0.525%, 3/8/2017[e]	199,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (10.7%)[d]	Value

	Thrivent Core Short-Term Reserve Fund
335,821	0.950%	$3,358,209

	Total Short-Term Investments (cost $6,887,623)	6,887,729

	Total Investments (cost $69,992,692) 109.4%	$70,236,317

	Other Assets and Liabilities, Net (9.4%)	(6,028,452)

	Total Net Assets 100.0%	$64,207,865

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $2,780,753 or 4.3% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,125,507
Gross unrealized depreciation	(881,882)

Net unrealized appreciation (depreciation)	$243,625

Cost for federal income tax purposes	$69,992,692

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,328,823	–	1,328,823	–
Energy	424,641	–	424,641	–
Financials	1,980,937	–	1,980,937	–
Foreign Government	5,517,836	–	5,517,836	–
Mortgage-Backed Securities	5,196,713	–	5,196,713	–
U.S. Government and Agencies	48,899,638	–	48,899,638	–
Short-Term Investments	3,529,520	–	3,529,520	–

Subtotal Investments in Securities	$66,878,108	$–	$66,878,108	$–

Other Investments *	Total
Short-Term Investments	3,358,209
Subtotal Other Investments	$3,358,209

Total Investments at Value	$70,236,317

*  Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	60,854	60,854	–	–

Total Asset Derivatives	$60,854	$60,854	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

The following table presents Government Bond Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $199,901 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(40)	March 2017	($5,000,497)	($4,978,750)	$21,747
CBOT 2-Yr. U.S. Treasury Note	11	March 2017	2,384,455	2,384,765	310
CBOT 5-Yr. U.S. Treasury Note	47	March 2017	5,538,802	5,539,758	956
CBOT U.S. Long Bond	(19)	March 2017	(2,892,688)	(2,866,031)	26,657
CME Ultra Long Term U.S. Treasury Bond	(6)	March 2017	(975,308)	(964,124)	11,184
Total Futures Contracts					$60,854

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Core Short-Term Reserve	$1,570,009	$9,122,051	$7,333,851	335,821	$3,358,209	$5,684
Total Value and Income Earned	$1,570,009				$3,358,209	$5,684

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value

Basic Materials (<0.1%)
	Arch Coal, Inc., Term Loan
$94,260	10.000%, 10/5/2021	$95,014
	Fortescue Metals Group, Ltd., Term Loan
162,570	3.750%, 6/30/2019	163,568

	Total	258,582

Capital Goods (0.2%)
	Accudyne Industries, LLC, Term Loan
503,425	4.000%, 12/13/2019	476,758
	Advanced Disposal Services, Inc., Term Loan
697,611	3.500%, 11/10/2023	703,841
	Berry Plastics Group, Inc., Term Loan
683,375	3.500%, 2/8/2020	683,375

	Total	1,863,974

Communications Services (0.5%)
	Cengage Learning Acquisitions, Term Loan
348,250	5.250%, 6/7/2023	323,437
	Grande Communications Networks, LLC, Term Loan
685,176	6.250%, 5/29/2020	691,171
	Integra Telecom Holdings, Inc., Term Loan
876,676	5.270%, 8/14/2020	877,334
	LTS Buyer, LLC, Term Loan
540,400	4.248%, 4/13/2020	543,102
	NEP/NCP Holdco, Inc., Term Loan
683,614	4.250%, 1/22/2020	685,610
	TNS, Inc., Term Loan
440,691	5.000%, 2/14/2020	444,362
	Univision Communications, Inc., Term Loan
875,801	4.000%, 3/1/2020	877,745

	Total	4,442,761

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,283	3.530%, 8/13/2021	498,437
	Ceridian HCM Holding, Inc., Term Loan
530,290	4.539%, 9/15/2020	528,301
	Mohegan Tribal Gaming Authority, Term Loan
224,437	5.500%, 10/13/2023	226,641
	Scientific Games International, Inc., Term Loan
906,950	6.000%, 10/18/2020	914,886
	Seminole Hard Rock Entertainment, Inc., Term Loan
342,575	3.520%, 5/14/2020	344,004

	Total	2,512,269

Consumer Non-Cyclical (0.1%)
	JBS USA LUX SA, Term Loan
230,000	0.000%, 10/30/2022[b,c]	230,478
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	492,252

	Total	722,730

Principal Amount	Bank Loans (1.4%)[a]	Value

Energy (0.1%)
	Pacific Drilling SA, Term Loan
$878,150	4.500%, 6/3/2018	$439,075

	Total	439,075

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
681,625	4.040%, 10/15/2019	684,611

	Total	684,611

Technology (0.1%)
	First Data Corporation, Term Loan
385,352	3.775%, 3/24/2021	387,579
	Harland Clarke Holdings Corporation, Term Loan
227,153	7.000%, 5/22/2018	227,012
47,500	7.000%, 12/31/2019	47,441

	Total	662,032

Utilities (<0.1%)
	Intergen NV, Term Loan
191,706	5.500%, 6/12/2020	187,873

	Total	187,873

	Total Bank Loans (cost $12,212,043)	11,773,907

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Asset-Backed Securities (24.9%)
	Alm Loan Funding CLO
3,050,000	2.453%, 10/17/2026, Ser. 2014-11A, Class A1*,d	3,061,096
	American Homes 4 Rent
2,450,506	1.768%, 6/17/2031[d,e]	2,452,057
	Americredit Automobile Receivables Trust
4,000,000	1.340%, 4/8/2020, Ser. 2016- 4, Class A2A	3,995,585
	Apidos CLO XVIII
3,000,000	2.453%, 7/22/2026, Ser. 2014-18A, Class A1*,d	3,005,275
	BA Credit Card Trust
3,850,000	1.148%, 6/15/2021, Ser. 2014-A1, Class Ad	3,859,231
	Babson CLO, Ltd.
3,050,000	2.413%, 10/17/2026, Ser. 2014-IIA, Class A*,d	3,055,440
	Barclays Dryrock Issuance Trust
2,750,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,725,674
	Bayview Opportunity Master Fund Trust
1,194,025	3.598%, 9/29/2031, Ser. 2016-RN3, Class A1[e,f]	1,194,050
1,220,353	3.228%, 7/28/2034, Ser. 2014-18NP, Class A*,f	1,223,150
	Betony CLO, Ltd.
2,750,000	2.256%, 4/15/2027, Ser. 2015-1A, Class AR*,d	2,736,185
	Birchwood Park CLO, Ltd.
3,050,000	2.463%, 7/15/2026, Ser. 2014-1A, Class A*,d	3,056,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Asset-Backed Securities (24.9%) - continued
	BlueMountain CLO, Ltd.
$3,050,000	2.503%, 10/15/2026, Ser. 2014-3A, Class A1*,d	$3,055,471
	Brazos Higher Education Authority, Inc.
2,561,255	1.725%, 2/25/2030, Ser. 2011-1, Class A2[d]	2,556,702
	Capital One Multi-Asset Execution Trust
5,400,000	1.260%, 1/15/2020, Ser. 2014-A2, Class A2	5,402,001
	Carlyle Global Market Strategies CLO, Ltd.
1,877,677	2.330%, 7/20/2023, Ser. 2012-2A, Class A1R*,d	1,878,388
3,000,000	2.232%, 10/15/2026, Ser. 2014-4A, Class A1R*,c,d	3,000,000
3,000,000	2.523%, 10/15/2026, Ser. 2014-4A, Class A1*,d	3,000,979
	CarMax Auto Owner Trust
5,200,000	1.210%, 11/15/2019, Ser. 2016-4, Class A2	5,191,001
	Cent CLO 16, LP
2,963,292	2.136%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,d	2,963,752
	Cent CLO 22, Ltd.
3,000,000	2.291%, 11/7/2026, Ser. 2014-22A, Class A1R*,d	2,993,734
	Chase Issuance Trust
1,750,000	1.100%, 1/15/2020, Ser. 2016-A6, Class A6	1,746,381
2,975,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	2,982,937
2,225,000	1.620%, 7/15/2020, Ser. 2015-A7, Class A7	2,229,893
1,500,000	1.178%, 5/17/2021, Ser. 2016-A1, Class Ad	1,505,093
	Chesapeake Funding II, LLC
3,000,000	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[e]	2,992,203
	Chesapeake Funding, LLC
310,562	1.216%, 1/7/2025, Ser. 2013- 1A, Class Ad,e	310,377
	Chrysler Capital Auto Receivables Trust
4,000,000	1.360%, 1/15/2020, Ser. 2016-BA, Class A2[e]	3,994,792
	Citibank Credit Card Issuance Trust
5,525,000	1.020%, 2/22/2019, Ser. 2014-A2, Class A2	5,525,014
	Commonbond Student Loan Trust
686,134	3.200%, 6/25/2032, Ser. 2015-A, Class A*	689,879
	CPS Auto Receivables Trust
1,326,247	2.070%, 11/15/2019, Ser. 2016-B, Class Ae	1,330,252
	Credit Based Asset Servicing and Securitization, LLC
679,188	3.495%, 12/25/2036, Ser. 2006-CB2, Class AF2[f]	493,379
	DRB Prime Student Loan Trust
2,903,592	2.671%, 10/27/2031, Ser. 2015-B, Class A1*,d	2,965,210

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Asset-Backed Securities (24.9%) - continued
	Dryden 34 Senior Loan Fund CLO
$3,050,000	2.453%, 10/15/2026, Ser. 2014-34A, Class A*,d	$3,061,158
	Edlinc Student Loan Funding Trust
1,158,918	3.490%, 10/1/2025, Ser. 2012-A, Class AT*,d	1,174,214
	Ford Credit Auto Owner Trust
4,500,000	1.040%, 9/15/2019, Ser. 2016-C, Class A2A	4,489,852
2,875,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ae	2,901,047
	FRS, LLC
1,415,934	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	1,387,063
	GMAC Mortgage Corporation Loan Trust
170,484	1.256%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	162,210
316,786	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[g]	304,347
536,997	0.936%, 12/25/2036, Ser. 2006-HE4, Class A1[d,g]	498,510
	GoldenTree Loan Opportunities IX, Ltd.
3,200,000	2.409%, 10/29/2026, Ser. 2014-9A, Class AR*,d	3,197,540
	Impac CMB Trust
1,139,197	1.291%, 4/25/2035, Ser. 2005-2, Class 1A1[d]	1,043,964
428,776	1.411%, 8/25/2035, Ser. 2005-5, Class A1[d]	378,150
	John Deere Owner Trust
1,500,000	1.250%, 6/15/2020, Ser. 2016-B, Class A3	1,492,724
	Kubota Credit Owner Trust
2,375,000	1.250%, 4/15/2019, Ser. 2016-1A, Class A2[e]	2,370,080
	Madison Park Funding XIV CLO, Ltd.
3,350,000	2.480%, 7/20/2026, Ser. 2014-14A, Class A2*,d	3,356,386
	Master Credit Card Trust
3,500,000	1.525%, 9/23/2019, Ser. 2016-1A, Class Ad,e	3,514,694
	Mill City Mortgage Loan Trust
1,375,351	2.500%, 4/25/2057, Ser. 2016-1, Class A1[e]	1,368,788
	MLCC Mortgage Investors, Inc.
1,059,876	1.431%, 9/25/2029, Ser. 2004-D, Class A1[d]	1,052,342
	Mortgage Equity Conversion Asset Trust
1,761,991	1.280%, 1/25/2042, Ser. 2007-FF1, Class A*,d	1,509,145
1,760,841	1.140%, 2/25/2042, Ser. 2007-FF2, Class A*,d	1,496,715
	Navient Student Loan Trust
1,938,652	1.521%, 6/25/2065, Ser. 2016-2, Class A1[d,e]	1,944,620
	Neuberger Berman CLO, Ltd.
2,400,000	2.346%, 8/4/2025, Ser. 2014- 17A, Class A*,d	2,399,727
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019, Ser. 2014-1A, Class A*	2,000,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Asset-Backed Securities (24.9%) - continued
	Northstar Education Finance, Inc.
$1,799,357	1.471%, 12/26/2031, Ser. 2012-1, Class Ad,e	$1,793,406
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	2.342%, 8/12/2026, Ser. 2014-1A, Class A*,d	3,055,109
	OneMain Direct Auto Receivables Trust
1,181,363	2.040%, 1/15/2021, Ser. 2016-1A, Class Ae	1,184,661
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ae	1,785,103
	OZLM VIII, Ltd.
3,050,000	2.463%, 10/17/2026, Ser. 2014-8A, Class A1A*,d	3,055,989
	Prestige Auto Receivables Trust
4,500,000	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[e]	4,491,527
	Race Point IX CLO, Ltd.
1,200,000	2.533%, 4/15/2027, Ser. 2015-9A, Class A1*,d	1,202,688
	Renaissance Home Equity Loan Trust
1,407,962	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[f]	900,259
701,588	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[f]	366,717
	Securitized Term Auto Receivables Trust
2,250,000	1.284%, 11/26/2018, Ser. 2016-1A, Class A2Ae	2,247,404
	Selene Non-Performing Loans, LLC
229,577	2.981%, 5/25/2054, Ser. 2014-1A, Class A*	229,067
	SLM Student Loan Trust
512,099	1.367%, 8/15/2022, Ser. 2013-A, Class A1[d,e]	512,379
3,760,452	1.171%, 3/25/2025, Ser. 2010-1, Class Ad	3,691,205
1,830,387	1.291%, 3/25/2026, Ser. 2011-1, Class A1[d]	1,834,965
1,800,000	1.817%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	1,810,445
	SoFi Consumer Loan Program, LLC
2,542,445	3.050%, 12/26/2025, Ser. 2016-3, Class Ae	2,538,639
3,000,000	3.280%, 1/26/2026, Ser. 2017-1, Class Ae	3,006,563
	SoFi Professional Loan Program, LLC
1,790,695	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	1,791,682
2,639,738	1.680%, 3/25/2031, Ser. 2016-B, Class A2Ae	2,636,354
1,624,491	1.480%, 5/26/2031, Ser. 2016-C, Class A2Ae	1,621,360
1,263,464	2.510%, 8/25/2033, Ser. 2015-C, Class A2[e]	1,262,622
1,823,144	1.621%, 7/25/2039, Ser. 2016-E, Class A1[d,e]	1,826,980
	Springleaf Funding Trust
3,350,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Ae	3,356,266

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Asset-Backed Securities (24.9%) - continued
	Symphony CLO VIII, Ltd.
$2,206,423	2.110%, 1/9/2023, Ser. 2012- 8A, Class AR*,d	$2,207,222
	Synchrony Credit Card Master Note Trust
5,750,000	1.360%, 8/17/2020, Ser. 2012-6, Class A	5,753,680
5,125,000	1.600%, 4/15/2021, Ser. 2015-2, Class A	5,130,047
	Toyota Auto Receivables Owner Trust
4,500,000	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	4,491,374
	Vericrest Opportunity Loan Transferee
1,494,665	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[e,f]	1,494,706
1,095,447	4.250%, 2/26/2046, Ser. 2016-NPL1, Class A1[e,f]	1,101,544
1,975,224	4.000%, 5/25/2046, Ser. 2016-NPL5, Class A1[e,f]	1,985,141
1,032,052	3.750%, 6/25/2046, Ser. 2016-NPL7, Class A1[e,f]	1,032,097
319,134	3.375%, 10/26/2054, Ser. 2014-NPL8, Class A1[e]	319,132
	Verizon Owner Trust
3,500,000	1.420%, 1/20/2021, Ser. 2016-1A, Class Ae	3,474,799
	Voya CLO 3, Ltd.
3,050,000	2.458%, 7/25/2026, Ser. 2014-3A, Class A1*,d	3,059,804
	Wachovia Asset Securitization, Inc.
440,179	0.911%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	375,710
	Wheels SPV 2, LLC
2,000,000	1.590%, 5/20/2025, Ser. 2016-1A, Class A2[e]	1,991,049

	Total	206,892,371

Basic Materials (0.4%)
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[e]	2,020,634
	Glencore Funding, LLC
825,000	2.083%, 4/16/2018[d,e]	820,875

	Total	2,841,509

Capital Goods (0.4%)
	Lockheed Martin Corporation
1,355,000	2.500%, 11/23/2020	1,365,874
	Roper Technologies, Inc.
923,000	6.250%, 9/1/2019	1,012,836
650,000	2.800%, 12/15/2021	649,462
	Textron, Inc.
350,000	3.875%, 3/1/2025	352,524

	Total	3,380,696

Collateralized Mortgage Obligations (2.9%)
	American Home Mortgage Assets Trust
1,079,546	1.516%, 11/25/2046, Ser. 2006-5, Class A1[d]	557,165
	BCAP, LLC Trust
1,660,394	0.951%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	1,544,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount
	Long-Term Fixed Income (94.9%)	Value

Collateralized Mortgage Obligations (2.9%) - continued
	Bear Stearns Adjustable Rate Mortgage Trust
$339,945	2.830%, 10/25/2035, Ser. 2005-9, Class A1[d]	$327,091
	Countrywide Alternative Loan Trust
294,277	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	297,894
253,434	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	234,969
362,668	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	345,963
	Countrywide Home Loans, Inc.
568,966	3.176%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	484,596
569,302	3.019%, 9/20/2036, Ser. 2006-HYB5, Class 2A1	453,231
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,094,112	1.366%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	931,247
	HarborView Mortgage Loan Trust
1,002,540	2.677%, 6/19/2034, Ser. 2004-5, Class 3A	979,696
	J.P. Morgan Alternative Loan Trust
844,825	3.157%, 3/25/2036, Ser. 2006-A1, Class 2A1	747,933
	J.P. Morgan Mortgage Trust
562,935	3.281%, 2/25/2036, Ser. 2006-A1, Class 2A2	498,652
336,325	3.712%, 10/25/2036, Ser. 2006-A6, Class 1A2	306,262
	Master Asset Securitization Trust
683,211	1.271%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	351,564
	MortgageIT Trust
1,011,294	1.031%, 12/25/2035, Ser. 2005-5, Class A1[d]	937,789
	Residential Accredit Loans, Inc. Trust
489,877	4.032%, 9/25/2035, Ser. 2005-QA10, Class A31	414,269
	Sequoia Mortgage Trust
2,023,693	1.950%, 9/20/2034, Ser. 2004-8, Class A2[d]	1,951,129
	Structured Asset Securities Corporation Trust
1,594,602	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	1,600,770
	Wachovia Mortgage Loan Trust, LLC
292,509	3.399%, 5/20/2036, Ser. 2006-A, Class 2A1	259,515
	WaMu Mortgage Pass Through Certificates
332,687	1.061%, 10/25/2045, Ser. 2005-AR13, Class A1A1[d]	322,358
923,267	1.476%, 10/25/2046, Ser. 2006-AR13, Class 1Ad	791,397
1,124,905	1.394%, 12/25/2046, Ser. 2006-AR17, Class 1Ad	941,946
1,006,134	1.336%, 1/25/2047, Ser. 2006-AR19, Class 1Ad	790,382
	Washington Mutual Mortgage Pass Through Certificates Trust
710,882	1.516%, 9/25/2046, Ser. 2006-AR7, Class A1Ad	478,432

Principal Amount
	Long-Term Fixed Income (94.9%)	Value

Collateralized Mortgage Obligations (2.9%) - continued
$1,191,980	1.346%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	$895,368
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,968,452
	Wells Fargo Mortgage Backed Securities Trust
2,065,198	3.117%, 10/25/2034, Ser. 2004-V, Class 2A1	2,060,320
1,025,475	5.500%, 8/25/2035, Ser. 2005-6, Class A12	1,047,504
514,410	3.055%, 3/25/2036, Ser. 2006-AR2, Class 2A1	514,520
465,836	3.156%, 3/25/2036, Ser. 2006-AR6, Class 3A1	442,876

	Total	24,478,217

Commercial Mortgage-Backed Securities (3.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
183,883	5.331%, 2/11/2044	183,783
	Citigroup Commercial Mortgage Trust
679,760	5.714%, 12/10/2049	683,135
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.816%, 6/8/2030[d,e]	4,007,506
	Commercial Mortgage Trust
1,750,000	3.039%, 12/10/2018	1,789,264
6,755,000	2.928%, 2/10/2047	6,897,136
	GS Mortgage Securities Trust
94,499	2.999%, 8/10/2044	94,445
	Morgan Stanley Capital, Inc.
2,386,356	5.406%, 3/15/2044	2,382,103
	SCG Trust
3,575,000	2.354%, 11/15/2026[d,e]	3,575,002
	Wells Fargo Commercial Mortgage Trust
5,800,000	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	5,912,243
	WFRBS Commercial Mortgage Trust
1,149,922	1.406%, 9/15/2046	1,149,967

	Total	26,674,584

Communications Services (2.6%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,823,708
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	998,417
	AT&T, Inc.
1,500,000	1.750%, 1/15/2018	1,500,930
1,400,000	1.928%, 6/30/2020[d]	1,417,248
1,600,000	2.800%, 2/17/2021	1,593,214
2,000,000	3.200%, 3/1/2022[c,h]	1,998,480
	Charter Communications Operating, LLC
1,142,000	3.579%, 7/23/2020	1,169,783
1,142,000	4.464%, 7/23/2022	1,193,816
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	253,517
1,000,000	2.250%, 9/1/2021	968,168
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,268,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

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Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Communications Services (2.6%) - continued
	NBC Universal Enterprise, Inc.
$1,750,000	1.662%, 4/15/2018[e]	$1,753,330
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[e]	1,120,489
	Verizon Communications, Inc.
1,000,000	1.351%, 6/9/2017[d]	1,001,256
2,080,000	1.763%, 6/17/2019[d]	2,098,595
1,425,000	3.000%, 11/1/2021	1,429,463

	Total	21,589,199

Consumer Cyclical (1.6%)
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[e]	1,438,803
	CVS Health Corporation
870,000	2.250%, 8/12/2019	874,482
	Daimler Finance North America, LLC
2,250,000	1.591%, 8/3/2017[d,e]	2,255,247
	eBay, Inc.
725,000	2.500%, 3/9/2018	731,453
	General Motors Financial Company, Inc.
1,435,000	2.573%, 1/14/2022[d]	1,451,574
	Home Depot, Inc.
675,000	1.333%, 9/15/2017[d]	676,553
1,600,000	4.400%, 4/1/2021	1,734,395
	Newell Rubbermaid, Inc.
1,150,000	3.150%, 4/1/2021	1,167,305
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	226,885
	Walgreens Boots Alliance, Inc.
870,000	1.750%, 5/30/2018	871,799
870,000	2.600%, 6/1/2021	868,375
	Yale University
1,250,000	2.086%, 4/15/2019	1,264,903

	Total	13,561,774

Consumer Non-Cyclical (4.7%)
	Abbott Laboratories
1,900,000	2.350%, 11/22/2019	1,904,830
	Actavis Funding SCS
1,995,000	2.208%, 3/12/2020[d]	2,034,240
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	499,174
	Anheuser-Busch InBev Finance, Inc.
2,000,000	2.146%, 2/1/2021[d]	2,034,460
	BAT International Finance plc
1,905,000	1.473%, 6/15/2018[d,e]	1,906,928
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[e]	1,003,157
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,830,629
	Bunge Limited Finance Corporation
1,100,000	3.500%, 11/24/2020	1,119,047
	Celgene Corporation
1,050,000	3.550%, 8/15/2022	1,078,347
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,162,988
	Express Scripts Holding Company
1,100,000	3.000%, 7/15/2023	1,061,660
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[e]	2,336,359
	Gilead Sciences, Inc.
1,000,000	2.550%, 9/1/2020	1,009,821
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,566,664

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Consumer Non-Cyclical (4.7%) - continued
	Imperial Tobacco Finance plc
$1,500,000	3.750%, 7/21/2022[e]	$1,542,660
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,513,832
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,395,648
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,165,542
	Merck & Company, Inc.
1,490,000	1.257%, 2/10/2020[d]	1,501,994
	Mondelez International, Inc.
1,484,000	1.406%, 2/1/2019[d]	1,483,923
	Mylan NV
1,035,000	3.150%, 6/15/2021[e]	1,021,162
	PepsiCo, Inc.
1,065,000	1.535%, 10/6/2021[d]	1,069,092
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	458,399
	Shire Acquisitions Investments Ireland Designated Activity Company
1,850,000	1.900%, 9/23/2019	1,827,859
	Smithfield Foods, Inc.
720,000	2.700%, 1/31/2020[c,e]	722,642
	Teva Pharmaceutical Finance Netherlands III BV
1,875,000	2.200%, 7/21/2021	1,789,468
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,020,692

	Total	39,061,217

Energy (3.4%)
	Anadarko Petroleum Corporation
860,000	4.850%, 3/15/2021	924,341
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,392,773
	Cameron International Corporation
1,225,000	1.400%, 6/15/2017	1,225,747
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,009,486
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,333,125
	Ecopetrol SA
350,000	5.875%, 9/18/2023	374,836
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,237,266
	Enbridge, Inc.
1,375,000	1.384%, 6/2/2017[d]	1,375,388
	Encana Corporation
1,005,000	3.900%, 11/15/2021	1,023,974
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	949,648
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,904,093
1,465,000	1.316%, 3/6/2022[d]	1,455,095
	Marathon Petroleum Corporation
1,400,000	3.400%, 12/15/2020	1,431,744
	Petrobras Global Finance BV
1,200,000	6.125%, 1/17/2022[i]	1,240,200
	Petroleos Mexicanos
1,200,000	4.607%, 3/11/2022[d,e]	1,246,500
1,445,000	2.378%, 4/15/2025	1,443,780
	Schlumberger Holdings Corporation
1,400,000	3.000%, 12/21/2020[e]	1,430,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Energy (3.4%) - continued
	Shell International Finance BV
$1,400,000	1.352%, 5/11/2020[d]	$1,401,676
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[e]	1,159,729
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,773,910
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	832,971

	Total	28,166,542

Financials (17.6%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020[e]	1,655,935
	Aetna, Inc.
1,800,000	1.900%, 6/7/2019	1,801,415
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,662,293
	American Express Credit Corporation
2,080,000	1.543%, 3/18/2019[d]	2,085,782
650,000	2.009%, 9/14/2020[d]	660,698
	American International Group, Inc.
1,170,000	3.300%, 3/1/2021	1,199,571
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,149,127
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,452,007
1,000,000	2.066%, 3/22/2018[d]	1,008,060
1,775,000	1.868%, 4/1/2019[d]	1,784,480
1,065,000	2.190%, 1/20/2023[d]	1,068,738
900,000	4.000%, 1/22/2025	895,490
900,000	6.100%, 3/17/2025[j]	938,250
	Bank of America NA
1,000,000	5.300%, 3/15/2017	1,004,784
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[j]	457,555
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[e,i]	1,136,137
	BB&T Corporation
1,220,000	1.738%, 1/15/2020[d]	1,226,360
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,548,739
	BNZ International Funding, Ltd.
1,175,000	1.939%, 9/14/2021[d,e]	1,179,980
	Caisse Centrale Desjardins du Quebec
1,760,000	1.704%, 1/29/2018[d,e]	1,761,392
	Capital One NA
2,500,000	2.189%, 1/30/2023[d]	2,506,150
	Citigroup, Inc.
1,475,000	1.779%, 4/8/2019[d]	1,479,971
1,525,000	2.361%, 9/1/2023[d]	1,550,692
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,222,780
1,250,000	5.750%, 8/15/2021	1,396,492
	CoBank ACB
1,560,000	1.563%, 6/15/2022[d]	1,513,223
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,400,000	2.500%, 1/19/2021	1,398,529
	Credit Agricole SA
1,350,000	1.823%, 4/15/2019[d,e]	1,355,548
1,450,000	1.923%, 6/10/2020[d,e]	1,456,313

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Financials (17.6%) - continued
$950,000	8.125%, 12/23/2025[e,j]	$1,009,945
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,607,307
810,000	7.500%, 12/11/2023[e,j]	856,867
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,869,660
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,271,130
	European Investment Bank
1,500,000	1.250%, 5/15/2018	1,499,136
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,157,865
	Goldman Sachs Capital II
70,000	4.000%, 3/6/2017[d,j]	56,210
	Goldman Sachs Group, Inc.
1,525,000	2.006%, 11/15/2018[d]	1,540,158
1,755,000	2.201%, 4/23/2020[d]	1,775,095
1,530,000	2.241%, 11/15/2021[d]	1,538,909
1,125,000	2.537%, 11/29/2023[d]	1,157,389
	HCP, Inc.
1,210,000	4.000%, 12/1/2022	1,247,989
	Hospitality Properties Trust
1,600,000	4.250%, 2/15/2021	1,656,989
	HSBC Holdings plc
1,175,000	2.499%, 1/5/2022[d]	1,201,414
	HSBC USA, Inc.
1,530,000	1.298%, 6/23/2017[d]	1,529,734
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,468,996
	ING Bank NV
2,250,000	1.876%, 8/17/2020[d,e]	2,261,124
500,000	2.625%, 12/5/2022[e]	497,655
	ING Capital Funding Trust III
715,000	4.598%, 3/31/2017[d,j]	709,637
	ING Groep NV
1,350,000	6.000%, 4/16/2020[j]	1,326,375
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,590,912
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,381,452
	J.P. Morgan Chase & Company
3,100,000	1.938%, 1/25/2018[d]	3,117,357
1,075,000	7.900%, 4/30/2018[j]	1,108,594
1,400,000	2.250%, 1/23/2020	1,402,057
1,250,000	3.875%, 9/10/2024	1,260,401
	J.P. Morgan Chase Bank NA
1,150,000	1.588%, 9/23/2019[d]	1,151,776
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,000,882
	KeyBank NA
2,250,000	1.451%, 6/1/2018[d]	2,258,633
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	715,077
	Lloyds Bank plc
1,985,000	1.490%, 3/16/2018[d]	1,987,465
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025	351,577
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[e]	2,311,843
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	2.017%, 9/13/2021[d]	1,180,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Financials (17.6%) - continued
	Mizuho Financial Group Cayman 3, Ltd.
$675,000	4.600%, 3/27/2024[e]	$710,639
	Mizuho Financial Group, Inc.
1,175,000	2.097%, 9/13/2021[d]	1,180,940
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[j]	1,012,500
1,755,000	2.177%, 1/27/2020[d]	1,778,759
900,000	5.550%, 7/15/2020[i,j]	923,625
1,400,000	2.443%, 10/24/2023[d]	1,417,382
1,425,000	5.000%, 11/24/2025	1,511,292
	NCUA Guaranteed Notes
1,100,523	1.113%, 12/7/2020[d]	1,098,080
	New York Life Global Funding
550,000	1.550%, 11/2/2018[e]	548,786
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[e]	1,107,972
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,158,727
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,003,495
	Regions Financial Corporation
1,100,000	3.200%, 2/8/2021	1,119,086
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[e]	1,410,800
	Santander UK plc
850,000	3.125%, 1/8/2021	851,650
500,000	5.000%, 11/7/2023[e]	516,968
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,359,844
1,400,000	2.500%, 7/15/2021	1,403,135
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,489,160
	SLM Corporation
500,000	4.625%, 9/25/2017	505,625
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	1,989,292
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[e]	997,759
	State Street Corporation
2,062,000	1.809%, 8/18/2020[d]	2,096,138
	Sumitomo Mitsui Banking Corporation
2,075,000	1.603%, 1/16/2018[d]	2,077,575
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[e]	1,515,742
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	733,170
	Svenska Handelsbanken AB
500,000	1.483%, 6/17/2019[d]	500,591
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e,i]	1,749,827
	Synchrony Financial
1,175,000	2.111%, 2/3/2020[d]	1,162,049
1,230,000	3.750%, 8/15/2021	1,263,174
	Toronto-Dominion Bank
1,400,000	1.889%, 12/14/2020[d]	1,418,868
	UBS AG
2,000,000	1.697%, 3/26/2018[d]	2,009,000
	USB Group Funding Jersey, Ltd.
1,750,000	2.437%, 9/24/2020[d,e]	1,774,007
	USB Realty Corporation
1,200,000	2.169%, 1/15/2022[d,e,j]	1,011,000

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Financials (17.6%) - continued
	Voya Financial, Inc.
$1,500,000	2.900%, 2/15/2018	$1,516,017
500,000	5.650%, 5/15/2053	502,500
	Wells Fargo & Company
1,760,000	1.719%, 1/30/2020[d]	1,760,864
925,000	3.450%, 2/13/2023	934,961
1,400,000	2.269%, 10/31/2023[d]	1,415,071
900,000	5.875%, 6/15/2025[j]	956,813
900,000	4.100%, 6/3/2026	910,868
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e]	2,496,325
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	899,250

	Total	146,413,611

Foreign Government (1.0%)
	Argentina Government International Bond
1,440,000	5.625%, 1/26/2022[e]	1,443,600
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[e]	999,189
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[e]	1,279,125
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,726,034
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[e]	2,738,477
	Poland Government International Bond
125,000	4.000%, 1/22/2024	129,000

	Total	8,315,425

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 2/1/2032[c]	11,871,905
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
213,952	6.500%, 9/1/2037	241,121
12,670,000	4.000%, 2/1/2047[c]	13,289,642
	Federal National Mortgage Association Connecticut Avenue Securities
3,701,996	2.071%, 4/25/2029, Ser. 2016-C07, Class 2M1[d]	3,716,949
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,334,146	2.250%, 6/25/2025, Ser. 2010-58, Class PT	1,351,047
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
437,323	6.000%, 8/1/2024	493,192
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
300,909	5.464%, 9/1/2037[d]	318,354
162,143	5.210%, 10/1/2037[d]	162,566
1,936,454	2.052%, 1/1/2043[d]	2,020,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value

Mortgage-Backed Securities (4.6%) - continued
$3,934,705	1.740%, 7/1/2043[d]	$4,049,966

	Total	37,515,643

Technology (2.2%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,135,837
	Apple, Inc.
2,450,000	1.181%, 5/6/2019[d]	2,465,001
1,400,000	1.202%, 5/6/2020[d]	1,400,069
	Automatic Data Processing, Inc.
850,000	2.250%, 9/15/2020	858,187
	Broadcom Corporation
1,435,000	2.375%, 1/15/2020[e]	1,432,041
	Cisco Systems, Inc.
1,200,000	1.511%, 2/21/2018[d]	1,207,465
1,905,000	1.431%, 3/1/2019[d]	1,917,889
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[e]	882,459
	Hewlett Packard Enterprise Company
2,200,000	2.929%, 10/5/2018[d]	2,245,681
	Intel Corporation
745,000	3.100%, 7/29/2022	764,282
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020[c]	1,999,770
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,315,603
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	992,156

	Total	18,616,440

Transportation (1.7%)
	Air Canada Pass Through Trust
1,117,950	3.875%, 3/15/2023[e]	1,078,822
	American Airlines Pass Through Trust
931,201	5.600%, 7/15/2020[e]	963,793
1,141,765	4.950%, 1/15/2023	1,216,693
771,736	3.700%, 5/1/2023	756,302
	British Airways plc
1,333,831	4.625%, 6/20/2024[e]	1,415,528
	Continental Airlines, Inc.
1,655,469	4.150%, 4/11/2024	1,711,755
	Delta Air Lines, Inc.
512,510	4.750%, 5/7/2020	540,058
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[e]	1,380,653
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,206,716
	TTX Company
1,750,000	2.250%, 2/1/2019[e]	1,752,471
650,000	4.125%, 10/1/2023*	663,073
	US Airways Pass Through Trust
839,070	3.950%, 11/15/2025	853,753
	Virgin Australia Holdings, Ltd.
841,514	5.000%, 10/23/2023[e]	879,382

	Total	14,418,999

U.S. Government and Agencies (21.4%)
	Federal Home Loan Bank
3,000,000	1.375%, 11/15/2019	2,988,438
	Federal National Mortgage Association
14,500,000	1.250%, 8/17/2021	14,057,228
	NCUA Guaranteed Notes
1,845,226	1.216%, 10/7/2020, Ser. 2010-R1, Class 1Ad	1,847,515

Principal Amount	Long-Term Fixed Income (94.9%)	Value

U.S. Government and Agencies (21.4%) - continued
	U.S. Treasury Bonds
$12,000,000	5.500%, 8/15/2028	$15,532,500
690,000	3.000%, 5/15/2042	686,362
1,500,000	3.625%, 2/15/2044	1,664,941
2,490,000	2.500%, 5/15/2046	2,216,003
	U.S. Treasury Bonds, TIPS
17,511,190	0.125%, 4/15/2019	17,840,821
5,228,400	0.125%, 1/15/2023	5,243,473
6,602,700	0.625%, 1/15/2026	6,734,609
5,602,630	1.000%, 2/15/2046	5,706,984
	U.S. Treasury Notes
23,500,000	0.875%, 3/31/2018	23,485,312
46,000,000	1.000%, 11/30/2018	45,859,838
3,350,000	1.500%, 10/31/2019	3,356,804
18,225,000	1.125%, 8/31/2021	17,636,952
11,050,000	2.125%, 6/30/2022	11,108,698
2,570,000	1.625%, 8/15/2022	2,513,982
10,000	2.000%, 11/15/2026	9,609

	Total	178,490,069

Utilities (2.3%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,106,381
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,256,023
	DTE Energy Company
570,000	2.400%, 12/1/2019	573,688
	Electricite de France SA
1,000,000	5.250%, 1/29/2023[e,j]	951,250
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,263,583
1,250,000	1.450%, 5/1/2018	1,246,266
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,368,745
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,139,301
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	175,374
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	856,945
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,510,143
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,450,594
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,068,365
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,752,861
1,420,000	2.400%, 3/15/2020	1,419,469
	Southern California Edison Company
845,000	2.400%, 2/1/2022	842,750

	Total	18,981,738

	Total Long-Term Fixed Income (cost $791,515,807)	789,398,034

Shares	Preferred Stock (0.4%)	Value

Financials (0.3%)
54,000	Citigroup, Inc., 7.409%[d]	1,394,280
7,350	Farm Credit Bank of Texas, 6.750%[j]	771,750

	Total	2,166,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Shares	Preferred Stock (0.4%)	Value

Utilities (0.1%)
44,000	Southern California Edison Company Trust IV, 5.375%[j]	$1,153,680

	Total	1,153,680

	Total Preferred Stock (cost $3,325,400)	3,319,710

Shares	Common Stock (<0.1%)	Value

Energy (<0.1%)
1,701	Arch Coal, Inc.[k]	122,455
597	Vantage Drilling International[k]	72,237

	Total	194,692

	Total Common Stock (cost $163,909)	194,692

Shares	Collateral Held for Securities Loaned (0.6%)	Value

4,597,162	Thrivent Cash Management Trust	4,597,162

	Total Collateral Held for Securities Loaned (cost $4,597,162)	4,597,162

Shares or
Principal
Amount	Short-Term Investments (6.6%)[l]	Value

	Federal Home Loan Bank Discount Notes
4,700,000	0.385%, 2/1/2017[m]	4,700,000
600,000	0.490%, 2/10/2017	599,940
2,855,000	0.515%, 2/23/2017	2,854,303
3,500,000	0.520%, 3/14/2017	3,497,967
2,670,000	0.520%, 3/15/2017	2,668,411
	Thrivent Core Short-Term Reserve Fund
4,002,907	0.950%	40,029,066
	U.S. Treasury Bills
100,000	0.475%, 3/9/2017[n]	99,953

	Total Short-Term Investments (cost $54,449,354)	54,449,640

	Total Investments (cost $866,263,675) 103.9%	$863,733,145

	Other Assets and Liabilities, Net (3.9%)	(32,024,342)

	Total Net Assets 100.0%	$831,708,803

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $153,498,499 or 18.5% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2017.
g	All or a portion of the security is insured or guaranteed.

h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At January 31, 2017, $99,953 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of January 31, 2017 was $71,113,805 or 8.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	1,219,071
Betony CLO, Ltd., 4/15/2027	11/17/2016	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,919
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,877,677
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	2,963,292
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,000,000
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	685,959
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,925,395
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,166,745
FRS, LLC, 4/15/2043	4/10/2013	1,415,757
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,200,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,761,991
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,760,841
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Security	Acquisition Date	Cost

NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	$1,999,644
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	229,577
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,206,423
TTX Company, 10/1/2023	9/19/2013	649,993
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	440,179

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of January 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$4,469,208

Total lending	$4,469,208
Gross amount payable upon return of collateral for securities loaned	$4,597,162

Net amounts due to counterparty	$127,954

Definitions:
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,049,427
Gross unrealized depreciation	(7,579,957)

Net unrealized appreciation (depreciation)	($2,530,530)

Cost for federal income tax purposes	$866,263,675

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	258,582	–	258,582	–
Capital Goods	1,863,974	–	1,863,974	–
Communications Services	4,442,761	–	4,442,761	–
Consumer Cyclical	2,512,269	–	2,512,269	–
Consumer Non-Cyclical	722,730	–	722,730	–
Energy	439,075	–	439,075	–
Financials	684,611	–	684,611	–
Technology	662,032	–	662,032	–
Utilities	187,873	–	187,873	–
Long-Term Fixed Income
Asset-Backed Securities	206,892,371	–	200,886,511	6,005,860
Basic Materials	2,841,509	–	2,841,509	–
Capital Goods	3,380,696	–	3,380,696	–
Collateralized Mortgage Obligations	24,478,217	–	24,478,217	–
Commercial Mortgage-Backed Securities	26,674,584	–	26,674,584	–
Communications Services	21,589,199	–	19,590,719	1,998,480
Consumer Cyclical	13,561,774	–	13,561,774	–
Consumer Non-Cyclical	39,061,217	–	39,061,217	–
Energy	28,166,542	–	28,166,542	–
Financials	146,413,611	–	146,413,611	–
Foreign Government	8,315,425	–	8,315,425	–
Mortgage-Backed Securities	37,515,643	–	37,515,643	–
Technology	18,616,440	–	18,616,440	–
Transportation	14,418,999	–	14,418,999	–
U.S. Government and Agencies	178,490,069	–	178,490,069	–
Utilities	18,981,738	–	18,981,738	–
Preferred Stock
Financials	2,166,030	1,394,280	771,750	–
Utilities	1,153,680	1,153,680	–	–
Common Stock
Energy	194,692	194,692	–	–
Short-Term Investments	14,420,574	–	14,420,574	–

Subtotal Investments in Securities	$819,106,917	$2,742,652	$808,359,925	$8,004,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Other Investments *	Total

Short-Term Investments	40,029,066
Collateral Held for Securities Loaned	4,597,162

Subtotal Other Investments	$44,626,228

Total Investments at Value	$863,733,145

*  Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	395,418	395,418	–	–

Total Asset Derivatives	$395,418	$395,418	$–	$–

Liability Derivatives
Futures Contracts	22,304	22,304	–	–

Total Liability Derivatives	$22,304	$22,304	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Limited Maturity Bond Fund’s futures contracts held as of January 31, 2017. Investments and/or cash totaling $1,100,000 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(355)	March 2017	($44,379,413)	($44,186,407)	$193,006
CBOT 2-Yr. U.S. Treasury Note	548	March 2017	118,789,237	118,804,691	15,454
CBOT 5-Yr. U.S. Treasury Note	(340)	March 2017	(40,052,541)	(40,074,845)	(22,304)
CBOT U.S. Long Bond	(112)	March 2017	(17,051,636)	(16,894,500)	157,136
CME Ultra Long Term U.S. Treasury Bond	(16)	March 2017	(2,600,822)	(2,571,000)	29,822
Total Futures Contracts					$373,114

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at January 31, 2017	Value January 31, 2017	Income Earned November 1, 2016 - January 31, 2017
Cash Management Trust-Collateral Investment	$3,895,550	$55,447,770	$54,746,158	4,597,162	$4,597,162	$39,875
Core Short-Term Reserve	27,820,890	74,373,396	62,165,220	4,002,907	40,029,066	78,877
Total Value and Income Earned	$31,716,440				$44,626,228	$118,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

MONEY MARKET FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	U.S. Government Agency Debt (86.6%)[a]	Value

	Federal Agricultural Mortgage Corporation
$1,580,000	0.550%, 2/7/2017	$1,579,855
4,280,000	0.876%, 3/7/2017[b]	4,280,000
	Federal Agricultural Mortgage Corporation Guaranteed Notes Trust
7,000,000	5.125%, 4/19/2017[c]	7,065,255
	Federal Farm Credit Bank
2,220,000	0.792%, 3/13/2017[b]	2,219,820
370,000	0.818%, 4/17/2017[b]	369,977
3,700,000	0.823%, 8/10/2017[b]	3,699,030
7,040,000	0.760%, 3/14/2018[b]	7,039,203
	Federal Home Loan Bank
15,438,000	0.426%, 2/1/2017	15,438,000
1,500,000	0.460%, 2/2/2017	1,499,981
11,030,000	0.490%, 2/3/2017	11,029,700
7,350,000	0.514%, 2/6/2017	7,349,475
6,225,000	0.510%, 2/7/2017	6,224,471
10,670,000	0.493%, 2/8/2017	10,668,977
10,325,000	0.521%, 2/9/2017	10,323,804
11,440,000	0.508%, 2/10/2017	11,438,548
8,550,000	0.512%, 2/13/2017	8,548,540
3,610,000	0.516%, 2/14/2017	3,609,327
4,570,000	0.752%, 2/14/2017[b]	4,570,381
9,705,000	0.518%, 2/15/2017	9,703,045
7,870,000	0.513%, 2/17/2017	7,868,206
5,450,000	0.512%, 2/21/2017	5,448,450
6,050,000	0.525%, 2/22/2017	6,048,147
4,550,000	0.515%, 2/23/2017	4,548,568
12,725,000	0.520%, 2/27/2017	12,720,220
2,100,000	0.520%, 2/28/2017	2,099,181
4,520,000	0.530%, 3/1/2017	4,518,137
4,220,000	0.520%, 3/2/2017	4,218,232
9,080,000	0.525%, 3/3/2017	9,076,031
1,000,000	0.525%, 3/6/2017	999,519
7,730,000	0.529%, 3/7/2017	7,726,140
16,330,000	0.521%, 3/8/2017	16,321,730
2,715,000	0.525%, 3/9/2017	2,713,575
7,740,000	0.527%, 3/10/2017	7,735,805
4,480,000	0.875%, 3/10/2017	4,481,684
1,440,000	0.520%, 3/13/2017	1,439,168
6,855,000	0.520%, 3/14/2017	6,850,940
9,455,000	0.534%, 3/15/2017	9,449,109
4,530,000	0.530%, 3/16/2017	4,527,132
9,500,000	0.537%, 3/17/2017	9,493,764
12,150,000	0.524%, 3/22/2017	12,141,339
8,500,000	0.526%, 3/24/2017	8,493,663
1,810,000	0.530%, 3/27/2017	1,808,561
5,100,000	0.529%, 3/29/2017	5,095,803
3,700,000	0.923%, 3/30/2017[b]	3,700,000
4,520,000	0.530%, 4/4/2017	4,515,874
1,050,000	0.530%, 4/10/2017	1,048,949
3,700,000	0.766%, 5/16/2017[b]	3,699,698
3,700,000	0.895%, 8/23/2017[b]	3,699,896
4,100,000	0.813%, 9/5/2017[b]	4,101,529
	Federal Home Loan Mortgage Corporation
4,620,000	0.875%, 2/22/2017	4,620,707
3,750,000	0.906%, 7/21/2017[b]	3,749,819
	Federal National Mortgage Association
4,310,000	0.985%, 1/11/2018[b]	4,310,000
	Overseas Private Investment Corporation
5,774,400	0.660%, 2/7/2017[b]	5,774,400

Principal Amount	U.S. Government Agency Debt (86.6%)[a]	Value

$2,200,000	0.670%, 2/7/2017[b]	$2,200,000
3,725,000	0.670%, 2/7/2017[b]	3,725,000
8,350,000	0.670%, 2/7/2017[b]	8,350,000
7,015,094	0.670%, 2/7/2017[b]	7,015,094
6,614,035	0.670%, 2/7/2017[b]	6,614,035
2,630,940	0.670%, 2/7/2017[b]	2,630,940
2,631,587	0.670%, 2/7/2017[b]	2,631,587
5,647,368	0.670%, 2/7/2017[b]	5,647,368
4,611,321	0.670%, 2/7/2017[b]	4,611,321
5,544,180	0.720%, 2/7/2017[b]	5,544,180
7,400,000	1.010%, 3/17/2017	7,465,040
4,350,000	0.760%, 3/30/2017	4,374,977
7,080,000	0.970%, 11/8/2017	7,095,934

	Total	389,606,841

Principal Amount	U.S. Treasury Debt (14.6%)[a]	Value

	U.S. Treasury Bills
9,040,000	0.500%, 2/9/2017	9,038,996
4,500,000	0.585%, 4/27/2017	4,493,784
	U.S. Treasury Notes
14,050,000	0.580%, 4/30/2017[b]	14,052,717
8,700,000	0.583%, 7/31/2017[b]	8,699,210
6,500,000	0.778%, 1/31/2018[b]	6,508,515
10,640,000	0.696%, 4/30/2018[b]	10,650,029
12,450,000	0.680%, 7/31/2018[b]	12,452,234

	Total	65,895,485

	Total Investments (at amortized cost) 101.2%	$455,502,326

	Other Assets and Liabilities, Net (1.2)%	(5,558,250)

	Total Net Assets 100.0%	$449,944,076

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $7,065,255 or 1.6% of total net assets.

Cost for federal income tax purposes	$455,502,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

MONEY MARKET FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

U.S. Government Agency Debt	389,606,841	–	389,606,841	–
U.S. Treasury Debt	65,895,485	–	65,895,485	–

Total	$455,502,326	$–	$455,502,326	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2017

(unaudited)

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage

211

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2017

(unaudited)

the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change

212

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2017

(unaudited)

in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three month period ended January 31, 2017, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund, Income Fund, Government Bond Fund, and Limited Maturity Bond Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three month period ended January 31, 2017, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund, and Large Cap Stock Fund used equity futures to manage exposure to the equities markets.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the three month period ended January 31, 2017, Partner Worldwide Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held

213

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2017

(unaudited)

with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the three month period ended January 31, 2017, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, and Moderately Conservative Allocation Fund used

CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the fund.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

214

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2017	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: March 23, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer